UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA			91367
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2021

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

ANNUAL REPORT
MARCH 31, 2021

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
SA Multi-Managed Growth Portfolio	6
SA Multi-Managed Moderate Growth Portfolio	37
SA Multi-Managed Income/Equity Portfolio	73
SA Multi-Managed Income Portfolio	100
SA Putnam Asset Allocation Diversified Growth Portfolio	127
SA T. Rowe Price Growth Stock Portfolio	169
Seasons Select
SA Multi-Managed Large Cap Growth Portfolio	176
SA Multi-Managed Large Cap Value Portfolio	184
SA Multi-Managed Mid Cap Growth Portfolio	195
SA Multi-Managed Mid Cap Value Portfolio	208
SA Multi-Managed Small Cap Portfolio	223
SA Multi-Managed International Equity Portfolio	240
SA Multi-Managed Diversified Fixed Income Portfolio	253
SA Wellington Real Return Portfolio	310
Seasons Focused
SA Columbia Focused Value Portfolio	324
Seasons Managed Allocation
SA Allocation Growth Portfolio	327
SA Allocation Moderate Growth Portfolio	330
SA Allocation Moderate Portfolio	333
SA Allocation Balanced Portfolio	336
Statements of Assets and Liabilities	339
Statements of Operations	347
Statements of Changes in Net Assets	351
Notes to Financial Statements	358
Financial Highlights	407
Report of Independent Registered Public Accounting Firm	421
Approval of Advisory and Subadvisory Agreements	423
Trustees and Officers Information	432
Shareholders Tax Information	435
Comparisons: Portfolios vs Indexes	437
Supplements to the Prospectus	470

Dear Seasons Series Trust Investor:

We are pleased to present the annual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our affiliated life companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2021.

If you have any questions regarding your investment, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank of Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  March 31, 2021

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2020 and held until March 31, 2021. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2021" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2021" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2021" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2021" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2021" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2021

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2020	Ending Account Value Using Actual Return at March 31, 2021	Expenses Paid During the Six Months Ended March 31, 2021*	Beginning Account Value at October 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2021	Expenses Paid During the Six Months Ended March 31, 2021*	Annualized Expense Ratio*
SA Multi-Managed Growth#
Class 1	$1,000.00	$1,158.27	$6.56	$1,000.00	$1,018.85	$6.14	1.22%
Class 2	$1,000.00	$1,157.43	$7.37	$1,000.00	$1,018.10	$6.89	1.37%
Class 3	$1,000.00	$1,156.83	$7.90	$1,000.00	$1,017.60	$7.39	1.47%
SA Multi-Managed Moderate Growth#
Class 1	$1,000.00	$1,129.16	$5.63	$1,000.00	$1,019.65	$5.34	1.06%
Class 2	$1,000.00	$1,127.99	$6.42	$1,000.00	$1,018.90	$6.09	1.21%
Class 3	$1,000.00	$1,127.04	$6.95	$1,000.00	$1,018.40	$6.59	1.31%
SA Multi-Managed Income/ Equity#
Class 1	$1,000.00	$1,026.75	$5.56	$1,000.00	$1,019.45	$5.54	1.10%
Class 2	$1,000.00	$1,025.29	$6.31	$1,000.00	$1,018.70	$6.29	1.25%
Class 3	$1,000.00	$1,024.99	$6.82	$1,000.00	$1,018.20	$6.79	1.35%
SA Multi-Managed Income#
Class 1	$1,000.00	$1,003.50	$5.79	$1,000.00	$1,019.15	$5.84	1.16%
Class 2	$1,000.00	$1,002.85	$6.54	$1,000.00	$1,018.40	$6.59	1.31%
Class 3	$1,000.00	$1,001.74	$7.04	$1,000.00	$1,017.90	$7.09	1.41%
SA Putnam Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,173.84	$4.66	$1,000.00	$1,020.64	$4.33	0.86%
Class 2	$1,000.00	$1,172.35	$5.47	$1,000.00	$1,019.90	$5.09	1.01%
Class 3	$1,000.00	$1,172.26	$6.01	$1,000.00	$1,019.40	$5.59	1.11%
SA T. Rowe Price Growth Stock
Class 1	$1,000.00	$1,151.66	$4.67	$1,000.00	$1,020.59	$4.38	0.87%
Class 2	$1,000.00	$1,150.42	$5.47	$1,000.00	$1,019.85	$5.14	1.02%
Class 3	$1,000.00	$1,149.72	$6.00	$1,000.00	$1,019.35	$5.64	1.12%
SA Multi-Managed Large Cap Growth#
Class 1	$1,000.00	$1,128.45	$3.87	$1,000.00	$1,021.29	$3.68	0.73%
Class 2	$1,000.00	$1,127.89	$4.67	$1,000.00	$1,020.54	$4.43	0.88%
Class 3	$1,000.00	$1,127.13	$5.20	$1,000.00	$1,020.04	$4.94	0.98%
SA Multi-Managed Large Cap Value
Class 1	$1,000.00	$1,260.72	$4.45	$1,000.00	$1,020.99	$3.98	0.79%
Class 2	$1,000.00	$1,259.17	$5.29	$1,000.00	$1,020.24	$4.73	0.94%
Class 3	$1,000.00	$1,258.54	$5.86	$1,000.00	$1,019.75	$5.24	1.04%
SA Multi-Managed Mid Cap Growth
Class 1	$1,000.00	$1,197.32	$5.09	$1,000.00	$1,020.29	$4.68	0.93%
Class 2	$1,000.00	$1,196.61	$5.91	$1,000.00	$1,019.55	$5.44	1.08%
Class 3	$1,000.00	$1,195.53	$6.46	$1,000.00	$1,019.05	$5.94	1.18%
SA Multi-Managed Mid Cap Value
Class 1	$1,000.00	$1,362.54	$5.54	$1,000.00	$1,020.24	$4.73	0.94%
Class 2	$1,000.00	$1,362.12	$6.42	$1,000.00	$1,019.50	$5.49	1.09%
Class 3	$1,000.00	$1,361.57	$7.01	$1,000.00	$1,019.00	$5.99	1.19%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2021

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2020	Ending Account Value Using Actual Return at March 31, 2021	Expenses Paid During the Six Months Ended March 31, 2021*	Beginning Account Value at October 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2021	Expenses Paid During the Six Months Ended March 31, 2021*	Annualized Expense Ratio*
SA Multi-Managed Small Cap
Class 1	$1,000.00	$1,487.38	$5.83	$1,000.00	$1,020.24	$4.73	0.94%
Class 2	$1,000.00	$1,486.80	$6.76	$1,000.00	$1,019.50	$5.49	1.09%
Class 3	$1,000.00	$1,486.37	$7.38	$1,000.00	$1,019.00	$5.99	1.19%
SA Multi-Managed International Equity#
Class 1	$1,000.00	$1,207.49	$5.17	$1,000.00	$1,020.24	$4.73	0.94%
Class 2	$1,000.00	$1,206.50	$6.00	$1,000.00	$1,019.50	$5.49	1.09%
Class 3	$1,000.00	$1,206.05	$6.55	$1,000.00	$1,019.00	$5.99	1.19%
SA Multi-Managed Diversified Fixed Income
Class 1	$1,000.00	$977.78	$3.35	$1,000.00	$1,021.54	$3.43	0.68%
Class 2	$1,000.00	$977.12	$4.09	$1,000.00	$1,020.79	$4.18	0.83%
Class 3	$1,000.00	$976.66	$4.58	$1,000.00	$1,020.29	$4.68	0.93%
SA Wellington Real Return#
Class 1	$1,000.00	$1,009.36	$2.96	$1,000.00	$1,021.99	$2.97	0.59%
Class 3	$1,000.00	$1,009.00	$4.21	$1,000.00	$1,020.74	$4.23	0.84%
SA Columbia Focused Value#
Class 1	$1,000.00	$1,354.84	$4.17	$1,000.00	$1,021.39	$3.58	0.71%
Class 2	$1,000.00	$1,354.18	$5.05	$1,000.00	$1,020.64	$4.33	0.86%
Class 3	$1,000.00	$1,353.53	$5.63	$1,000.00	$1,020.14	$4.84	0.96%
SA Allocation Growth#
Class 1	$1,000.00	$1,175.85	$0.71	$1,000.00	$1,024.28	$0.66	0.13%
Class 3	$1,000.00	$1,174.15	$2.06	$1,000.00	$1,023.04	$1.92	0.38%
SA Allocation Moderate Growth#
Class 1	$1,000.00	$1,136.77	$0.64	$1,000.00	$1,024.33	$0.61	0.12%
Class 3	$1,000.00	$1,136.11	$1.97	$1,000.00	$1,023.09	$1.87	0.37%
SA Allocation Moderate#
Class 1	$1,000.00	$1,111.98	$0.68	$1,000.00	$1,024.28	$0.66	0.13%
Class 3	$1,000.00	$1,110.39	$2.00	$1,000.00	$1,023.04	$1.92	0.38%
SA Allocation Balanced#
Class 1	$1,000.00	$1,075.71	$0.67	$1,000.00	$1,024.28	$0.66	0.13%
Class 3	$1,000.00	$1,075.23	$1.97	$1,000.00	$1,023.04	$1.92	0.38%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2021" and "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2021" and the "Annualized Expense Ratio" would have been lower.

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
Internet Content-Entertainment	7.3%
Uniform Mtg. Backed Securities	6.5
United States Treasury Notes	6.0
Enterprise Software/Service	5.8
Commercial Services-Finance	5.4
Computer Software	5.1
Diversified Financial Services	5.0
E-Commerce/Products	4.8
Internet Application Software	4.1
Registered Investment Companies	3.3
Medical Instruments	2.9
United States Treasury Bonds	2.8
Medical-Biomedical/Gene	2.6
Government National Mtg. Assoc.	2.5
Internet Content-Information/News	2.0
Real Estate Investment Trusts	1.7
Repurchase Agreements	1.7
Applications Software	1.6
Banks-Commercial	1.5
Semiconductor Equipment	1.5
Chemicals-Specialty	1.5
Medical-Drugs	1.4
Aerospace/Defense-Equipment	1.3
Entertainment Software	1.3
Communications Software	1.3
Retail-Discount	1.2
Federal National Mtg. Assoc.	1.2
Diversified Banking Institutions	1.1
E-Commerce/Services	1.0
Electric-Integrated	0.7
Retail-Apparel/Shoe	0.7
Coatings/Paint	0.6
Building Products-Cement	0.6
Diagnostic Equipment	0.6
Containers-Metal/Glass	0.5
Electronic Components-Misc.	0.5
Municipal Bonds & Notes	0.5
Medical Products	0.5
Finance-Other Services	0.5
Cable/Satellite TV	0.4
Federal Home Loan Mtg. Corp.	0.4
Electronic Components-Semiconductors	0.4
Building & Construction Products-Misc.	0.4
Building-Heavy Construction	0.4
Rental Auto/Equipment	0.4
Oil Companies-Exploration & Production	0.3
Building & Construction-Misc.	0.3
Energy-Alternate Sources	0.3
Telephone-Integrated	0.3
Savings & Loans/Thrifts	0.3
Distribution/Wholesale	0.3
Retail-Restaurants	0.3
Sovereign	0.3
Computer Services	0.3
Pipelines	0.3
Investment Management/Advisor Services	0.3
Auto/Truck Parts & Equipment-Original	0.3
Building-Residential/Commercial	0.3
Human Resources	0.3
Insurance-Life/Health	0.2
Oil-Field Services	0.2%
Banks-Super Regional	0.2
Apparel Manufacturers	0.2
Home Furnishings	0.2
Medical Information Systems	0.2
Food-Misc./Diversified	0.2
Pastoral & Agricultural	0.2
Medical-Wholesale Drug Distribution	0.2
Machinery-General Industrial	0.2
Medical Labs & Testing Services	0.2
Medical-HMO	0.2
Gas-Distribution	0.2
Tobacco	0.2
Computer Data Security	0.2
Networking Products	0.2
Therapeutics	0.2
Diversified Manufacturing Operations	0.2
Brewery	0.2
Machinery-Electrical	0.2
Data Processing/Management	0.2
Medical-Hospitals	0.2
Transactional Software	0.2
Insurance Brokers	0.1
Cellular Telecom	0.1
Gold Mining	0.1
Aerospace/Defense	0.1
Transport-Services	0.1
Transport-Truck	0.1
Television	0.1
Medical-Generic Drugs	0.1
Steel-Producers	0.1
Retail-Regional Department Stores	0.1
Finance-Consumer Loans	0.1
Consulting Services	0.1
Commercial Services	0.1
Resorts/Theme Parks	0.1
Airlines	0.1
E-Services/Consulting	0.1
Machinery-Construction & Mining	0.1
Hazardous Waste Disposal	0.1
Retail-Automobile	0.1
Insurance-Reinsurance	0.1
Metal-Aluminum	0.1
Paper & Related Products	0.1
Pharmacy Services	0.1
Electric-Distribution	0.1
Chemicals-Diversified	0.1
Financial Guarantee Insurance	0.1
Auto-Truck Trailers	0.1
Semiconductor Components-Integrated Circuits	0.1
Casino Hotels	0.1
Options Purchased	0.1
Retail-Sporting Goods	0.1
Coal	0.1
Auto-Cars/Light Trucks	0.1
Broadcast Services/Program	0.1
Retail-Building Products	0.1
Telecom Services	0.1
Insurance-Property/Casualty	0.1
Real Estate Management/Services	0.1

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited) (continued)

Industry Allocation* (continued)
Finance-Investment Banker/Broker	0.1%
Office Furnishings-Original	0.1
Funeral Services & Related Items	0.1
Office Automation & Equipment	0.1
Water	0.1
Oil Companies-Integrated	0.1
Retail-Office Supplies	0.1
Audio/Video Products	0.1
Decision Support Software	0.1
Finance-Mortgage Loan/Banker	0.1
Drug Delivery Systems	0.1
Retail-Petroleum Products	0.1
Computers	0.1
Building-Maintenance & Services	0.1
Building Products-Wood	0.1
Banks-Fiduciary	0.1
Footwear & Related Apparel	0.1
Printing-Commercial	0.1
Electronic Security Devices	0.1
Racetracks	0.1
Trucking/Leasing	0.1
Finance-Credit Card	0.1
Rubber/Plastic Products	0.1
Consumer Products-Misc.	0.1
Wireless Equipment	0.1
Finance-Commercial	0.1
108.7%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 69.9%
Advertising Services — 0.0%
National CineMedia, Inc.	3,687	$17,034
Aerospace/Defense — 0.0%
AeroVironment, Inc.†	125	14,508
Aerospace/Defense-Equipment — 1.3%
AAR Corp.†	875	36,444
Astronics Corp.†	1,350	24,354
Barnes Group, Inc.	250	12,385
HEICO Corp., Class A	5,656	642,522
Moog, Inc., Class A	125	10,394
Triumph Group, Inc.†	275	5,054
		731,153
Agricultural Operations — 0.0%
Andersons, Inc.	75	2,053
Fresh Del Monte Produce, Inc.	325	9,305
		11,358
Airlines — 0.1%
Allegiant Travel Co.†	125	30,507
SkyWest, Inc.†	550	29,964
		60,471
Apparel Manufacturers — 0.2%
Deckers Outdoor Corp.†	125	41,302
Lakeland Industries, Inc.†	2,100	58,506
		99,808
Applications Software — 1.5%
Asana, Inc., Class A†	400	11,432
DigitalOcean Holdings, Inc.†	626	26,373
JFrog, Ltd.†	125	5,546
Outset Medical, Inc.†	125	6,799
PubMatic, Inc., Class A†	418	20,616
Roper Technologies, Inc.	675	272,255
ServiceNow, Inc.†	873	436,596
Sprout Social, Inc., Class A†	610	35,234
Viant Technology, Inc., Class A†	124	6,558
		821,409
Audio/Video Products — 0.1%
Vizio Holding Corp., Class A†	1,553	37,660
Auto-Truck Trailers — 0.1%
Wabash National Corp.	2,725	51,230
Auto/Truck Parts & Equipment-Original — 0.3%
Adient PLC†	925	40,885
Dana, Inc.	1,800	43,794
Gentherm, Inc.†	250	18,527
Lear Corp.	100	18,125
Meritor, Inc.†	650	19,123
		140,454
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	507	23,398
Banks-Commercial — 1.5%
1st Source Corp.	200	9,516
Atlantic Union Bankshares Corp.	166	6,368
BancFirst Corp.	600	42,414
BancorpSouth Bank	800	25,984
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Banner Corp.	625	$33,331
Cadence BanCorp	2,600	53,898
Cathay General Bancorp	1,050	42,819
Central Pacific Financial Corp.	975	26,013
CIT Group, Inc.	575	29,618
Columbia Banking System, Inc.	1,025	44,167
CVB Financial Corp.	1,300	28,717
Enterprise Financial Services Corp.	175	8,652
Equity Bancshares, Inc., Class A†	375	10,275
First Commonwealth Financial Corp.	1,300	18,681
First Community Bankshares, Inc.	75	2,249
First Hawaiian, Inc.	450	12,317
First Horizon Corp.	541	9,148
First Merchants Corp.	775	36,037
Great Western Bancorp, Inc.	1,200	36,348
HarborOne Bancorp, Inc.	350	4,715
HomeStreet, Inc.	450	19,832
Hope Bancorp, Inc.	3,030	45,632
Independent Bank Corp.	375	8,865
Old National Bancorp	2,250	43,515
Pinnacle Financial Partners, Inc.	325	28,815
Premier Financial Corp.	150	4,989
Simmons First National Corp., Class A	1,000	29,670
Trustmark Corp.	1,125	37,867
UMB Financial Corp.	300	27,699
Webster Financial Corp.	575	31,688
Westamerica BanCorp	375	23,543
Western Alliance Bancorp	275	25,971
		809,353
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,425	16,601
Building & Construction Products-Misc. — 0.3%
Builders FirstSource, Inc.†	1,939	89,912
Forterra, Inc.†	100	2,325
Gibraltar Industries, Inc.†	75	6,863
Louisiana-Pacific Corp.	850	47,141
Summit Materials, Inc., Class A†	200	5,604
		151,845
Building & Construction-Misc. — 0.3%
Comfort Systems USA, Inc.	400	29,908
EMCOR Group, Inc.	675	75,708
MYR Group, Inc.†	275	19,709
TopBuild Corp.†	295	61,782
		187,107
Building Products-Cement — 0.6%
Martin Marietta Materials, Inc.	943	316,678
US Concrete, Inc.†	100	7,332
		324,010
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc.†	900	12,627

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	300	$2,559
Building Products-Wood — 0.1%
Boise Cascade Co.	400	23,932
UFP Industries, Inc.	125	9,480
		33,412
Building-Heavy Construction — 0.4%
Arcosa, Inc.	450	29,291
MasTec, Inc.†	900	84,330
Primoris Services Corp.	1,700	56,321
Tutor Perini Corp.†	1,275	24,161
		194,103
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	675	34,432
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	200	15,342
Building-Residential/Commercial — 0.2%
KB Home	275	12,796
Meritage Homes Corp.†	100	9,192
Tri Pointe Homes, Inc.†	4,400	89,584
		111,572
Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	1,650	22,424
Casino Hotels — 0.1%
Boyd Gaming Corp.†	725	42,746
Chemicals-Diversified — 0.0%
Koppers Holdings, Inc.†	625	21,725
Chemicals-Specialty — 1.5%
Ecolab, Inc.	3,352	717,563
Ingevity Corp.†	275	20,771
Kraton Corp.†	100	3,659
Minerals Technologies, Inc.	125	9,415
PQ Group Holdings, Inc.	375	6,262
Tronox Holdings PLC, Class A	2,275	41,632
		799,302
Circuit Boards — 0.0%
TTM Technologies, Inc.†	1,200	17,400
Coal — 0.1%
Arch Resources, Inc.†	260	10,816
SunCoke Energy, Inc.	2,425	16,999
Warrior Met Coal, Inc.	1,025	17,558
		45,373
Coatings/Paint — 0.6%
Sherwin-Williams Co.	444	327,676
Commercial Services — 0.1%
LiveRamp Holdings, Inc.†	450	23,346
Medifast, Inc.	100	21,182
SP Plus Corp.†	350	11,476
Team, Inc.†	450	5,189
		61,193
Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 5.3%
Adyen NV†*	139	$310,281
Avalara, Inc.†	2,031	270,996
Euronet Worldwide, Inc.†	50	6,915
Evo Payments, Inc., Class A†	1,000	27,520
Green Dot Corp., Class A†	175	8,013
PayPal Holdings, Inc.†	1,785	433,470
S&P Global, Inc.	961	339,108
Square, Inc., Class A†	6,624	1,503,979
		2,900,282
Communications Software — 1.3%
Avaya Holdings Corp.†	1,525	42,746
Zoom Video Communications, Inc., Class A†	2,020	649,006
		691,752
Computer Data Security — 0.2%
McAfee Corp., Class A	1,450	32,973
Qualys, Inc.†	485	50,818
SecureWorks Corp., Class A†	925	12,377
		96,168
Computer Services — 0.2%
CACI International, Inc., Class A†	100	24,666
Insight Enterprises, Inc.†	75	7,157
Perspecta, Inc.	2,125	61,731
Sykes Enterprises, Inc.†	575	25,346
		118,900
Computer Software — 5.1%
Box, Inc., Class A†	1,225	28,126
Datadog, Inc., Class A†	1,410	117,509
Envestnet, Inc.†	50	3,612
Snowflake, Inc., Class A†	3,315	760,063
Twilio, Inc., Class A†	4,425	1,507,863
Verra Mobility Corp.†	1,125	15,227
ZoomInfo Technologies, Inc., Class A†	8,024	392,374
		2,824,774
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc.†	700	9,891
Computers-Other — 0.0%
3D Systems Corp.†	425	11,662
Consulting Services — 0.1%
Huron Consulting Group, Inc.†	675	34,006
Kelly Services, Inc., Class A†	500	11,135
		45,141
Consumer Products-Misc. — 0.1%
Central Garden & Pet Co., Class A†	250	12,972
Quanex Building Products Corp.	450	11,804
		24,776
Containers-Metal/Glass — 0.4%
Ball Corp.	2,632	223,036
O-I Glass, Inc.†	1,175	17,319
		240,355

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	420	$7,627
Pactiv Evergreen, Inc,	375	5,153
		12,780
Data Processing/Management — 0.1%
CommVault Systems, Inc.†	600	38,700
CSG Systems International, Inc.	100	4,489
		43,189
Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.	650	20,768
Diagnostic Equipment — 0.6%
Adaptive Biotechnologies Corp.†	225	9,058
Danaher Corp.	1,337	300,932
		309,990
Distribution/Wholesale — 0.3%
Avient Corp.	800	37,816
Core-Mark Holding Co., Inc.	1,275	49,330
G-III Apparel Group, Ltd.†	475	14,316
ScanSource, Inc.†	1,675	50,166
ThredUp, Inc., Class A†	602	14,045
Veritiv Corp.†	225	9,572
		175,245
Diversified Manufacturing Operations — 0.1%
EnPro Industries, Inc.	225	19,186
Fabrinet†	350	31,636
		50,822
E-Commerce/Products — 4.8%
Amazon.com, Inc.†	488	1,509,911
Chewy, Inc., Class A†	7,236	612,962
Farfetch, Ltd., Class A†	9,903	525,057
Stitch Fix, Inc., Class A†	225	11,146
		2,659,076
E-Commerce/Services — 1.0%
EverQuote, Inc., Class A†	475	17,238
Groupon, Inc.†	103	5,206
Match Group, Inc.†	3,216	441,814
Stamps.com, Inc.†	175	34,914
Upwork, Inc.†	625	27,981
		527,153
E-Marketing/Info — 0.0%
comScore, Inc.†	2,100	7,686
E-Services/Consulting — 0.1%
Perficient, Inc.†	1,025	60,188
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	975	10,413
Electric-Integrated — 0.1%
Black Hills Corp.	250	16,692
IDACORP, Inc.	50	4,999
PNM Resources, Inc.	275	13,489
Portland General Electric Co.	600	28,482
		63,662
Security Description	Shares	Value (Note 2)
Electronic Components-Misc. — 0.5%
Bel Fuse, Inc., Class B	1,525	$30,332
Benchmark Electronics, Inc.	1,275	39,423
Kimball Electronics, Inc.†	250	6,450
Knowles Corp.†	800	16,736
OSI Systems, Inc.†	200	19,220
Sanmina Corp.†	450	18,621
SMART Global Holdings, Inc.†	2,150	98,943
Vishay Intertechnology, Inc.	1,325	31,906
		261,631
Electronic Components-Semiconductors — 0.2%
Amkor Technology, Inc.	2,525	59,868
MACOM Technology Solutions Holdings, Inc.†	150	8,703
Rambus, Inc.†	2,125	41,310
		109,881
Electronic Security Devices — 0.1%
API Group Corp.†*	1,325	27,401
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	975	14,167
Green Plains, Inc.†	375	10,151
Maxeon Solar Technologies, Ltd.†	265	8,363
Plug Power, Inc.†	125	4,480
Renewable Energy Group, Inc.†	325	21,463
REX American Resources Corp.†	135	11,363
Shoals Technologies Group, Inc., Class A†	1,827	63,543
SunPower Corp.†	475	15,889
Sunrun, Inc.†	600	36,288
		185,707
Engineering/R&D Services — 0.0%
KBR, Inc.	300	11,517
Enterprise Software/Service — 5.7%
ACI Worldwide, Inc.†	800	30,440
Asure Software, Inc.†	1,325	10,123
Coupa Software, Inc.†	2,071	527,028
Donnelley Financial Solutions, Inc.†	425	11,828
eGain Corp.†	3,321	31,516
Evolent Health, Inc., Class A†	2,075	41,915
ManTech International Corp., Class A	390	33,911
MicroStrategy, Inc., Class A†	50	33,940
SVMK, Inc.†	2,550	46,716
Tyler Technologies, Inc.†	625	265,331
Veeva Systems, Inc., Class A†	5,172	1,351,133
Workday, Inc., Class A†	2,914	723,925
Workiva, Inc.†	350	30,891
		3,138,697
Entertainment Software — 1.3%
Activision Blizzard, Inc.	4,993	464,349
Take-Two Interactive Software, Inc.†	1,498	264,697
		729,046

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.	125	$16,965
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	25	9,006
Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	425	23,842
Finance-Consumer Loans — 0.1%
EZCORP, Inc., Class A†	400	1,988
Navient Corp.	2,400	34,344
Nelnet, Inc., Class A	50	3,637
Regional Management Corp.	175	6,065
		46,034
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	825	28,998
Houlihan Lokey, Inc.	25	1,663
Piper Sandler Cos.	100	10,965
		41,626
Finance-Mortgage Loan/Banker — 0.1%
Mr. Cooper Group, Inc.†	300	10,428
PennyMac Financial Services, Inc.	400	26,748
		37,176
Finance-Other Services — 0.4%
Intercontinental Exchange, Inc.	1,706	190,526
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.	1,425	19,736
NMI Holdings, Inc., Class A†	275	6,501
Radian Group, Inc.	1,175	27,319
		53,556
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	350	16,482
Food-Misc./Diversified — 0.1%
BellRing Brands, Inc., Class A†	1,875	44,269
John B. Sanfilippo & Son, Inc.	200	18,074
		62,343
Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	75	1,472
Footwear & Related Apparel — 0.1%
Crocs, Inc.†	375	30,169
Gas-Distribution — 0.1%
New Jersey Resources Corp.	225	8,971
Northwest Natural Holding Co.	250	13,487
ONE Gas, Inc.	275	21,150
Southwest Gas Holdings, Inc.	200	13,742
		57,350
Gold Mining — 0.1%
Royal Gold, Inc.	734	78,993
Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†	225	6,104
Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	250	17,000
Security Description	Shares	Value (Note 2)
Home Furnishings — 0.2%
Herman Miller, Inc.	900	$37,035
Hooker Furniture Corp.	225	8,204
Sleep Number Corp.†	525	75,332
		120,571
Housewares — 0.0%
Tupperware Brands Corp.†	325	8,583
Human Resources — 0.3%
Barrett Business Services, Inc.	150	10,329
Cross Country Healthcare, Inc.†	3,750	46,837
Heidrick & Struggles International, Inc.	75	2,679
Kforce, Inc.	525	28,140
Korn Ferry	350	21,830
TrueBlue, Inc.†	1,300	28,626
		138,441
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	350	9,278
Clearway Energy, Inc., Class C	75	2,111
		11,389
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	525	16,553
CNO Financial Group, Inc.	1,425	34,613
Primerica, Inc.	75	11,087
		62,253
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	150	2,511
First American Financial Corp.	125	7,081
Heritage Insurance Holdings, Inc.	100	1,108
Horace Mann Educators Corp.	50	2,161
James River Group Holdings, Ltd.	100	4,562
ProAssurance Corp.	175	4,683
Stewart Information Services Corp.	200	10,406
		32,512
Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	200	10,064
Essent Group, Ltd.	1,000	47,490
		57,554
Internet Application Software — 4.1%
Okta, Inc.†	3,339	736,016
Shopify, Inc., Class A†	1,374	1,520,331
		2,256,347
Internet Content-Entertainment — 7.3%
Facebook, Inc., Class A†	3,509	1,033,506
Spotify Technology SA†	4,441	1,189,966
Twitter, Inc.†	27,940	1,777,822
		4,001,294
Internet Content-Information/News — 2.0%
IAC/InterActiveCorp†	4,802	1,038,721
Yelp, Inc.†	1,075	41,925
		1,080,646

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Security — 0.0%
Proofpoint, Inc.†	75	$9,434
Investment Management/Advisor Services — 0.3%
Artisan Partners Asset Management, Inc., Class A	100	5,217
Blucora, Inc.†	1,600	26,624
BrightSphere Investment Group, Inc.	700	14,266
Cohen & Steers, Inc.	75	4,900
Federated Hermes, Inc.	500	15,650
Focus Financial Partners, Inc., Class A†	700	29,134
Stifel Financial Corp.	547	35,041
Virtus Investment Partners, Inc.	90	21,195
		152,027
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	575	43,366
Manitowoc Co, Inc.†	800	16,496
		59,862
Machinery-Electrical — 0.2%
Argan, Inc.	900	48,015
Bloom Energy Corp., Class A†	1,175	31,784
		79,799
Machinery-General Industrial — 0.2%
Altra Industrial Motion Corp.	700	38,724
Applied Industrial Technologies, Inc.	25	2,279
DXP Enterprises, Inc.†	425	12,822
Kadant, Inc.	125	23,126
Welbilt, Inc.†	675	10,969
		87,920
Machinery-Thermal Process — 0.0%
Thermon Group Holdings, Inc.†	350	6,822
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	6,525	97,973
Apollo Medical Holdings, Inc.†	125	3,386
Signify Health, Inc., Class A†	441	12,904
		114,263
Medical Instruments — 2.8%
AngioDynamics, Inc.†	1,100	25,740
Intuitive Surgical, Inc.†	1,894	1,399,552
Natus Medical, Inc.†	950	24,330
NuVasive, Inc.†	1,150	75,394
		1,525,016
Medical Labs & Testing Services — 0.2%
Medpace Holdings, Inc.†	240	39,372
Ortho Clinical Diagnostics Holdings PLC†	1,097	21,167
Personalis, Inc.†	1,850	45,528
		106,067
Medical Laser Systems — 0.0%
Cutera, Inc.†	100	3,005
Security Description	Shares	Value (Note 2)
Medical Products — 0.5%
Accuray, Inc.†	4,775	$23,636
Cardiovascular Systems, Inc.†	775	29,714
Inspire Medical Systems, Inc.†	25	5,175
Integer Holdings Corp.†	525	48,352
iRhythm Technologies, Inc.†	250	34,715
LivaNova PLC†	350	25,806
Lucira Health, Inc.†	53	641
SeaSpine Holdings Corp.†	1,350	23,490
STAAR Surgical Co.†	440	46,380
Talis Biomedical Corp.†	130	1,671
Zynex, Inc.†	1,675	25,577
		265,157
Medical-Biomedical/Gene — 2.4%
ACADIA Pharmaceuticals, Inc.†	600	15,480
Alder Biopharmaceuticals, Inc. CVR†(1)	1,325	1,166
Amicus Therapeutics, Inc.†	2,200	21,736
Arena Pharmaceuticals, Inc.†	385	26,715
Atara Biotherapeutics, Inc.†	975	14,001
Berkeley Lights, Inc.†	250	12,558
Biohaven Pharmaceutical Holding Co., Ltd.†	400	27,340
Black Diamond Therapeutics, Inc.†	350	8,491
Bluebird Bio, Inc.†	75	2,261
Bolt Biotherapeutics, Inc.†	807	26,558
Bridgebio Pharma, Inc.†	325	20,020
CytomX Therapeutics, Inc.†	425	3,285
Decibel Therapeutics, Inc.†	26	295
Dicerna Pharmaceuticals, Inc.†	800	20,456
Eiger BioPharmaceuticals, Inc.†	1,025	9,071
Emergent BioSolutions, Inc.†	75	6,968
Esperion Therapeutics, Inc.†	125	3,506
Global Blood Therapeutics, Inc.†	325	13,244
Homology Medicines, Inc.†	250	2,353
Intercept Pharmaceuticals, Inc.†	550	12,694
Kronos Bio, Inc.†	850	24,880
Ligand Pharmaceuticals, Inc.†	125	19,056
LogicBio Therapeutics, Inc.†	1,725	12,558
Lyra Therapeutics, Inc.†	1,275	14,777
Mersana Therapeutics, Inc.†	1,075	17,394
Metacrine, Inc.†	2,500	15,500
Myriad Genetics, Inc.†	750	22,838
Novavax, Inc.†	230	41,701
Pacific Biosciences of California, Inc.†	400	13,324
Puma Biotechnology, Inc.†	1,350	13,122
REGENXBIO, Inc.†	425	14,497
REVOLUTION Medicines, Inc.†	175	8,029
Royalty Pharma PLC, Class A	14,983	653,559
Sana Biotechnology, Inc.†	1,052	35,210
Seer, Inc.†	432	21,609
Sensei Biotherapeutics, Inc.†	1,262	18,337
Sigilon Therapeutics, Inc.†	1,025	22,909
Solid Biosciences, Inc.†	400	2,212
Sutro Biopharma, Inc.†	150	3,414
TCR2 Therapeutics, Inc.†	325	7,176

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
TG Therapeutics, Inc.†	775	$37,355
UroGen Pharma, Ltd.†	550	10,714
VYNE Therapeutics, Inc.†	68	465
WaVe Life Sciences, Ltd.†	1,725	9,677
Xencor, Inc.†	500	21,530
Y-mAbs Therapeutics, Inc.†	50	1,512
		1,311,553
Medical-Drugs — 1.1%
Alector, Inc.†	150	3,021
Athenex, Inc.†	950	4,085
Clovis Oncology, Inc.†	1,250	8,775
Eagle Pharmaceuticals, Inc.†	225	9,392
Fulcrum Therapeutics, Inc.†	1,923	22,653
Gritstone Oncology, Inc.†	175	1,650
Harpoon Therapeutics, Inc.†	2,057	43,032
Horizon Therapeutics PLC†	475	43,719
Landos Biopharma, Inc.†	1,620	15,601
Lannett Co., Inc.†	3,700	19,536
Marinus Pharmaceuticals, Inc.†	1,069	16,548
Protagonist Therapeutics, Inc.†	1,000	25,900
Reata Pharmaceuticals, Inc., Class A†	210	20,937
Seres Therapeutics, Inc.†	875	18,016
Vanda Pharmaceuticals, Inc.†	2,375	35,672
Voyager Therapeutics, Inc.†	4,400	20,724
Zoetis, Inc.	1,843	290,236
		599,497
Medical-Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†	3,175	21,368
Arvinas, Inc.†	25	1,652
Endo International PLC†	7,000	51,870
		74,890
Medical-HMO — 0.0%
Tivity Health, Inc.†	150	3,348
Triple-S Management Corp., Class B†	550	14,317
		17,665
Medical-Hospitals — 0.1%
Tenet Healthcare Corp.†	850	44,200
Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	25	2,346
Medical-Outpatient/Home Medical — 0.0%
LHC Group, Inc.†	75	14,341
ModivCare, Inc.†	25	3,703
		18,044
Medical-Wholesale Drug Distribution — 0.2%
AdaptHealth Corp.†	2,150	79,034
Owens & Minor, Inc.	775	29,132
		108,166
Security Description	Shares	Value (Note 2)
Metal Processors & Fabrication — 0.0%
AZZ, Inc.	175	$8,811
Rexnord Corp.	100	4,709
		13,520
Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	25	1,677
Metal-Aluminum — 0.1%
Alcoa Corp.†	875	28,429
Arconic Corp.†	600	15,234
Century Aluminum Co.†	150	2,649
Kaiser Aluminum Corp.	100	11,050
		57,362
Motion Pictures & Services — 0.0%
Eros STX Global Corp.†	450	815
Networking Products — 0.1%
Extreme Networks, Inc.†	3,950	34,562
NeoPhotonics Corp.†	3,025	36,149
		70,711
Office Furnishings-Original — 0.1%
HNI Corp.	750	29,670
Steelcase, Inc., Class A	775	11,152
		40,822
Office Supplies & Forms — 0.0%
ACCO Brands Corp.	2,175	18,357
Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	1,450	10,339
Oil Companies-Exploration & Production — 0.2%
Antero Resources Corp.†	2,525	25,755
CNX Resources Corp.†	500	7,350
Magnolia Oil & Gas Corp., Class A†	1,800	20,664
Ovintiv, Inc.	750	17,865
PDC Energy, Inc.†	775	26,660
Range Resources Corp.†	1,325	13,687
W&T Offshore, Inc.†	2,100	7,539
		119,520
Oil Refining & Marketing — 0.0%
CVR Energy, Inc.	75	1,439
Delek US Holdings, Inc.	400	8,712
		10,151
Oil-Field Services — 0.2%
ChampionX Corp.†	300	6,519
Helix Energy Solutions Group, Inc.†	1,300	6,565
Matrix Service Co.†	2,250	29,497
MRC Global, Inc.†	1,550	13,996
NexTier Oilfield Solutions, Inc.†	1,975	7,347
NOW, Inc.†	4,100	41,369
Oceaneering International, Inc.†	250	2,855
Oil States International, Inc.†	925	5,578
ProPetro Holding Corp.†	1,175	12,526
Select Energy Services, Inc., Class A†	500	2,490
		128,742

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Paper & Related Products — 0.1%
Domtar Corp.	525	$19,398
Glatfelter Corp.	825	14,149
Neenah, Inc.	150	7,707
Verso Corp., Class A	925	13,496
		54,750
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	1,475	108,530
Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	525	17,782
Precious Metals — 0.0%
Coeur Mining, Inc.†	350	3,161
Hecla Mining Co.	925	5,263
		8,424
Printing-Commercial — 0.1%
Ennis, Inc.	1,100	23,485
Quad/Graphics, Inc.†	1,500	5,295
		28,780
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	1,650	12,573
Racetracks — 0.1%
Penn National Gaming, Inc.†	260	27,258
Real Estate Investment Trusts — 1.4%
Acadia Realty Trust	250	4,743
Agree Realty Corp.	125	8,414
Alexander & Baldwin, Inc.	559	9,386
American Assets Trust, Inc.	175	5,677
American Finance Trust, Inc.	650	6,383
Americold Realty Trust	400	15,388
Ares Commercial Real Estate Corp.	450	6,174
Blackstone Mtg. Trust, Inc., Class A	675	20,925
Broadstone Net Lease, Inc.	650	11,895
CareTrust REIT, Inc.	325	7,568
CatchMark Timber Trust, Inc., Class A	200	2,036
Centerspace	50	3,400
Chatham Lodging Trust†	125	1,645
City Office REIT, Inc.	675	7,168
Colony Capital, Inc.†	1,575	10,206
Columbia Property Trust, Inc.	100	1,710
Community Healthcare Trust, Inc.	200	9,224
DiamondRock Hospitality Co.†	2,200	22,660
Easterly Government Properties, Inc.	325	6,737
Ellington Financial, Inc.	600	9,606
Equity LifeStyle Properties, Inc.	50	3,182
Essential Properties Realty Trust, Inc.	500	11,415
First Industrial Realty Trust, Inc.	400	18,316
Four Corners Property Trust, Inc.	850	23,290
Getty Realty Corp.	525	14,868
Gladstone Commercial Corp.	500	9,780
Global Medical REIT, Inc.	75	983
Global Net Lease, Inc.	350	6,321
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Granite Point Mtg. Trust, Inc.	550	$6,583
Great Ajax Corp.	75	818
Healthcare Realty Trust, Inc.	275	8,338
Highwoods Properties, Inc.	150	6,441
Innovative Industrial Properties, Inc.	75	13,512
Kite Realty Group Trust	300	5,787
KKR Real Estate Finance Trust, Inc.	650	11,953
Ladder Capital Corp.	1,250	14,750
National Health Investors, Inc.	25	1,807
New Senior Investment Group, Inc.	2,025	12,616
New York Mtg. Trust, Inc.	200	894
PennyMac Mtg. Investment Trust	1,075	21,070
Physicians Realty Trust	475	8,393
Piedmont Office Realty Trust, Inc., Class A	775	13,462
Plymouth Industrial REIT, Inc.	750	12,637
PotlatchDeltic Corp.	475	25,137
QTS Realty Trust, Inc., Class A	325	20,163
Redwood Trust, Inc.	2,400	24,984
Retail Opportunity Investments Corp.	400	6,348
Retail Properties of America, Inc., Class A	700	7,336
Ryman Hospitality Properties, Inc.†	175	13,564
Sabra Health Care REIT, Inc.	1,100	19,096
Saul Centers, Inc.	50	2,006
Service Properties Trust	525	6,226
SITE Centers Corp.	500	6,780
STAG Industrial, Inc.	575	19,326
Summit Hotel Properties, Inc.†	275	2,794
Sunstone Hotel Investors, Inc.†	2,500	31,150
Texas Pacific Land Corp.	113	179,606
TPG RE Finance Trust, Inc.	725	8,120
Two Harbors Investment Corp.	363	2,661
UMH Properties, Inc.	400	7,668
Xenia Hotels & Resorts, Inc.†	800	15,600
		796,726
Real Estate Management/Services — 0.1%
eXp World Holdings, Inc.†	400	18,220
Realogy Holdings Corp.†	1,550	23,451
		41,671
Rental Auto/Equipment — 0.3%
Herc Holdings, Inc.†	1,450	146,928
Rent-A-Center, Inc.	250	14,415
		161,343
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.†	350	60,963
Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A†	1,850	63,473
Children's Place, Inc.†	175	12,198

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe (continued)
Guess?, Inc.	775	$18,212
Lululemon Athletica, Inc.†	843	258,557
Winmark Corp.	50	9,322
		361,762
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.	100	15,779
Lithia Motors, Inc., Class A	25	9,752
Rush Enterprises, Inc., Class A	175	8,720
Sonic Automotive, Inc., Class A	475	23,546
		57,797
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	625	18,219
Retail-Discount — 1.2%
Costco Wholesale Corp.	1,925	678,524
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	300	11,157
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	175	8,638
Retail-Office Supplies — 0.1%
ODP Corp.†	890	38,528
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	200	13,134
Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	250	36,140
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	350	33,799
Macy's, Inc.†	2,225	36,023
		69,822
Retail-Restaurants — 0.2%
BJ's Restaurants, Inc.†	450	26,136
Bloomin' Brands, Inc.†	1,950	52,747
Brinker International, Inc.†	500	35,530
		114,413
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	250	17,223
Zumiez, Inc.†	675	28,957
		46,180
Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	175	9,797
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	125	2,470
Trinseo SA	375	23,876
		26,346
Satellite Telecom — 0.0%
Gogo, Inc.†	2,300	22,218
Savings & Loans/Thrifts — 0.3%
Axos Financial, Inc.†	550	25,855
Brookline Bancorp, Inc.	1,125	16,875
Flushing Financial Corp.	275	5,838
HomeTrust Bancshares, Inc.	450	10,958
Investors Bancorp, Inc.	875	12,854
Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts (continued)
Meridian Bancorp, Inc.	1,925	$35,458
Northfield Bancorp, Inc.	1,800	28,656
People's United Financial, Inc.	423	7,572
Washington Federal, Inc.	1,075	33,110
		177,176
Schools — 0.0%
Coursera, Inc.†	170	7,650
Security Services — 0.0%
Brink's Co.	150	11,885
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	175	14,838
Semiconductor Equipment — 1.5%
ASML Holding NV	1,240	765,526
Cohu, Inc.†	375	15,690
Veeco Instruments, Inc.†	975	20,222
		801,438
Software Tools — 0.0%
Digital Turbine, Inc.†	275	22,099
Steel Pipe & Tube — 0.0%
Advanced Drainage Systems, Inc.	110	11,373
Steel-Producers — 0.1%
Carpenter Technology Corp.	150	6,173
Cleveland-Cliffs, Inc.	2,150	43,236
Commercial Metals Co.	800	24,672
		74,081
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.†	975	20,534
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.†	4,613	33,213
ORBCOMM, Inc.†	1,425	10,873
		44,086
Telecommunication Equipment — 0.0%
ADTRAN, Inc.	500	8,340
PCTEL, Inc.	450	3,128
		11,468
Television — 0.1%
AMC Networks, Inc., Class A†	625	33,225
Sinclair Broadcast Group, Inc., Class A	1,450	42,427
		75,652
Textile-Products — 0.0%
Albany International Corp., Class A	50	4,174
Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A†	225	2,297
Cinemark Holdings, Inc.†	425	8,675
		10,972
Therapeutics — 0.2%
Akebia Therapeutics, Inc.†	8,800	29,788
Flexion Therapeutics, Inc.†	1,350	12,082

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares/ Principal Amount(14)	Value (Note 2)
COMMON STOCKS (continued)
Therapeutics (continued)
La Jolla Pharmaceutical Co.†	375	$1,590
Sarepta Therapeutics, Inc.†	600	44,718
		88,178
Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	6,900	24,633
Transport-Marine — 0.0%
Costamare, Inc.	625	6,012
Dorian LPG, Ltd.†	544	7,143
		13,155
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	1,400	43,974
Hub Group, Inc., Class A†	250	16,820
		60,794
Transport-Truck — 0.1%
ArcBest Corp.	1,025	72,129
Schneider National, Inc., Class B	200	4,994
		77,123
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	250	11,090
USANA Health Sciences, Inc.†	100	9,760
		20,850
Water — 0.1%
American States Water Co.	375	28,357
Web Hosting/Design — 0.0%
NIC, Inc.	300	10,179
Wireless Equipment — 0.1%
Maxar Technologies, Inc.	650	24,583
X-Ray Equipment — 0.0%
Varex Imaging Corp.†	350	7,172
Total Common Stocks (cost $27,636,985)		38,597,746
ASSET BACKED SECURITIES — 5.0%
Diversified Financial Services — 5.0%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.28% (1 ML+0.17%) due 01/25/2037(3)	$677	925
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	15,000	15,577
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(3)(4)	36,746	37,104
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(3)(4)	42,840	42,806
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(3)(4)	19,966	20,078
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Apidos CLO FRS Series 2015-21A, Class A1R 1.15% (3 ML+0.93%) due 07/18/2027*(2)	$213,672	$213,764
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.16% (1 ML+1.58%) due 10/25/2034	1,580	1,626
BANK VRS Series 2018-BN14, Class XA 0.51% due 09/15/2060(4)(5)(6)	973,904	27,996
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(5)	35,000	38,480
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	42,143	43,281
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	41,235	41,681
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(4)	39,824	40,174
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	41,961	43,100
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.89% due 02/25/2036(3)(4)	13,822	13,047
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.51% due 01/15/2051(4)(5)(6)	98,762	2,756
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(4)(5)(6)	121,575	3,237
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(4)(5)(6)	111,455	8,569
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(4)(5)(6)	99,956	11,962
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(3)(7)	28,099	28,763
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(4)	34,333	34,958
Citigroup Commercial Mtg. Trust Series 2015-GC29, Class A4 3.19% due 04/10/2048(5)	50,000	53,548
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	50,000	54,844

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(5)	$20,000	$21,700
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.88% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	6,932	6,905
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(7)	91,497	91,947
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/20489(5)	35,000	37,494
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(5)	43,000	46,835
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	41,361	44,118
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(5)	100,000	106,664
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	4,815	3,556
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.75% due 06/15/2057(4)(5)(6)	297,531	7,501
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(5)	30,000	31,508
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(5)	40,000	42,395
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(5)	25,000	26,283
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.08% due 07/25/2047*	48,500	48,577
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	48,875	51,357
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	10,000	10,329
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	25,000	25,755
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	10,000	10,298
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.25% due 05/25/2035(3)(4)	12,058	12,159
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.33% due 07/10/2051(4)(5)(6)	$991,329	$22,255
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(5)	31,000	33,087
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	40,000	43,034
GS Mtg. Securities Trust Series 2014-GC26, Class AAB 3.37% due 11/10/2047(5)	33,127	34,710
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.91% due 03/25/2047(3)(4)	3,022	2,440
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.02% due 01/25/2036(3)(4)	5,399	5,528
Honda Auto Receivables Owner Trust Series 2019-3, Class A3 1.78% due 08/15/2023	15,000	15,188
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.65% (1 ML+0.54%) due 05/25/2035(3)	7,355	7,587
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(5)	39,000	42,412
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(5)	60,000	64,835
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(5)	30,000	32,237
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(5)	10,000	10,286
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.71% due 12/25/2034(3)(4)	3,012	3,127
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(4)	38,659	39,429
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(4)(5)(6)	64,659	1,898
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	6,781	4,278

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
MortgageIT Trust FRS Series 2005-4, Class A1 0.67% (1 ML+0.28%) due 10/25/2035(3)	$12,507	$12,469
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.86% (1 ML + 0.75%) due 01/25/2048*(3)	43,719	43,855
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.61% (1 ML+1.50%) due 06/25/2057*(3)	31,421	31,936
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(4)	37,635	40,355
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(4)	41,286	43,799
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1
4.00% due 05/25/2057*(3)(4)	36,953	39,311
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)(4)	48,515	51,925
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.69% due 06/25/2036(3)(4)	17,652	15,631
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(4)	3,847	3,966
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	8,800	8,814
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.21% (1 ML+0.10%) due 02/25/2037	8,007	5,006
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(7)	60,263	26,883
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	5,000	5,029
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.24% (1 ML+0.13%) due 05/25/2037	21,109	17,930
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 6.52% due 02/20/2047(3)(4)	$12,891	$11,753
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(5)	30,000	30,939
Shackleton CLO, Ltd. FRS Series 2015-8A, Class A1R 1.14% (3 ML+0.92%) due 10/20/2027*(2)	240,677	240,380
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.61% (1 ML+0.25%) due 11/25/2036	50,000	46,742
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(4)	45,368	46,775
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(4)	49,490	50,888
Wells Fargo Commercial Mtg. Trust Series 2015-NXS1, Class ASB 2.93% due 05/15/2048(5)	33,825	34,916
Wells Fargo Commercial Mtg. Trust Series 2015-P2, Class A4 3.81% due 12/15/2048(5)	35,000	38,670
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	30,000	32,317
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.78% due 10/25/2036(3)(4)	3,766	3,699
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	10,000	10,140
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	20,000	20,617
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	35,000	37,907
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	36,000	39,145
Total Asset Backed Securities (cost $2,711,328)		2,757,785
U.S. CORPORATE BONDS & NOTES — 8.0%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	20,000	20,925
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 5.04% due 05/01/2027	5,000	5,697

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
Boeing Co. Senior Notes 5.15% due 05/01/2030	$15,000	$17,252
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	5,000	5,872
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	10,000	12,517
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	10,000	11,103
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	5,000	5,780
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,965
		64,186
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	13,000	13,869
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	15,000	16,088
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	5,000	5,281
		21,369
Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	5,000	5,364
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	10,000	9,768
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	20,000	21,280
		36,412
Auto-Cars/Light Trucks — 0.1%
General Motors Co. Senior Notes 6.13% due 10/01/2025	30,000	35,264
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	10,000	9,806
		45,070
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	15,000	15,421
Security Description	Principal Amount(14)	Value (Note 2)
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	$10,000	$10,520
State Street Corp. Senior Notes 2.35% due 11/01/2025	15,000	15,774
State Street Corp. Senior Notes 2.90% due 03/30/2026	5,000	5,317
		31,611
Banks-Super Regional — 0.2%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	10,000	10,423
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	20,000	21,027
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	10,000	10,444
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	55,000	58,803
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	15,000	16,219
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	5,935
		122,851
Beverages-Non-alcoholic — 0.0%
Coca-Cola Co. Senior Notes 3.00% due 03/05/2051	5,000	4,835
Keurig Dr Pepper, Inc. Company Guar. Notes 3.35% due 03/15/2051	5,000	4,964
		9,799
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	20,000	20,491
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	10,000	11,489
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	15,000	18,716
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	5,000	5,157
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	10,000	10,468

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	$10,000	$10,869
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	5,000	5,633
		82,823
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	2,000	2,154
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	5,000	5,459
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	21,000	20,604
		28,217
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	10,000	9,475
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	20,000	20,180
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	15,000	15,549
		45,204
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	5,000	4,995
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	14,000	16,335
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	10,000	11,137
		27,472
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	5,000	5,011
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	30,000	30,576
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	40,000	37,146
Security Description	Principal Amount(14)	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	$20,000	$21,395
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,610
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	5,000	6,081
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	7,000	9,092
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	10,000	10,280
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	5,000	5,474
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	5,632
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	5,782
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	5,000	6,023
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	10,000	13,040
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	32,000	34,165
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	10,000	10,662
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	12,392
		218,361
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	5,000	5,211
Cellular Telecom — 0.1%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	35,000	34,377

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	$10,000	$10,794
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	15,000	16,346
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	5,000	5,603
		67,120
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	5,000	5,961
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	15,000	16,293
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	5,000	4,935
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	5,000	4,864
		32,053
Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	5,000	5,239
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	10,000	10,161
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	5,000	5,263
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	25,000	26,790
		47,453
Computer Services — 0.1%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	35,000	35,184
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	5,000	5,425
		40,609
Computers — 0.1%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	20,000	20,252
Apple, Inc. Senior Notes 3.45% due 02/09/2045	5,000	5,278
HP, Inc. Senior Notes 2.20% due 06/17/2025	5,000	5,159
Security Description	Principal Amount(14)	Value (Note 2)
Computers (continued)
HP, Inc. Senior Notes 3.00% due 06/17/2027	$5,000	$5,281
		35,970
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	10,000	9,900
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	10,000	10,313
		20,213
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	40,000	42,525
Containers-Paper/Plastic — 0.0%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	20,000	21,850
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	20,000	19,589
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	15,000	15,325
		34,914
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	35,000	37,433
Diversified Banking Institutions — 1.1%
Bank of America Corp. Senior Notes 1.66% due 03/11/2027	30,000	30,029
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	20,000	20,967
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	10,000	9,901
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	70,000	75,195
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	30,000	33,435
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	15,000	17,877
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	15,000	15,159

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	$10,000	$10,322
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	55,000	58,779
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	5,000	5,559
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	10,000	11,368
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	5,000	4,728
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	15,000	15,443
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	32,875
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	5,000	5,560
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	3,000	4,220
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	10,000	10,171
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	5,000	4,962
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	4,848
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	15,000	16,000
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	35,471
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	40,000	43,229
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	15,000	16,303
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	15,000	16,054
Morgan Stanley Senior Notes 1.79% due 02/13/2032	30,000	27,870
Morgan Stanley Senior Notes 1.93% due 04/28/2032	20,000	18,772
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.63% due 11/17/2021	$25,000	$25,378
Morgan Stanley Senior Notes 2.70% due 01/22/2031	30,000	30,505
Morgan Stanley Senior Notes 3.13% due 07/27/2026	5,000	5,385
Morgan Stanley Senior Notes 3.70% due 10/23/2024	15,000	16,420
		622,785
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	30,000	32,254
Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	10,000	10,244
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	25,000	26,846
		37,090
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	10,000	10,631
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	8,000	9,393
Sempra Energy Senior Notes 3.40% due 02/01/2028	12,000	12,863
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	10,726
		43,613
Electric-Integrated — 0.6%
AES Corp. Senior Notes 3.30% due 07/15/2025*	10,000	10,609
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	5,000	5,530
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	5,000	5,388
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	10,000	10,070
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	5,000	5,090

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	$10,000	$10,135
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	5,000	5,246
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	15,000	17,325
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	5,000	5,234
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	10,000	10,185
Exelon Corp. Senior Notes 3.95% due 06/15/2025	15,000	16,385
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	10,000	9,275
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	25,000	21,750
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	2,000	2,293
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	10,000	10,321
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	10,000	11,113
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,801
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	25,000	27,216
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	10,000	9,795
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,272
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	10,000	9,777
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	25,000	23,591
Public Service Electric & Gas Co. 1st Mtg. Notes 3.95% due 05/01/2042	10,000	11,103
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	10,000	10,616
Security Description	Principal Amount(14)	Value (Note 2)
Electric-Integrated (continued)
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	$15,000	$16,209
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	10,000	10,830
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	3,000	3,963
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	4,838
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	10,000	10,143
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	3,000	3,082
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	5,236
Southern Co. Senior Notes 3.25% due 07/01/2026	10,000	10,701
Southern Co. Senior Notes 3.70% due 04/30/2030	20,000	21,596
		350,718
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	15,000	15,279
Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 2.60% due 02/15/2033*	5,000	4,650
Broadcom, Inc. Company Guar. Notes 3.15% due 11/15/2025	4,000	4,262
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	11,000	11,058
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	45,000	51,147
Intel Corp. Senior Notes 2.45% due 11/15/2029	10,000	10,230
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	7,981
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	15,000	15,621
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	10,000	10,731
		115,680

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	$25,000	$25,278
Oracle Corp. Senior Notes 2.88% due 03/25/2031	15,000	15,278
Oracle Corp. Senior Notes 3.85% due 04/01/2060	20,000	19,557
Oracle Corp. Senior Notes 3.95% due 03/25/2051	5,000	5,127
Oracle Corp. Senior Notes 4.00% due 11/15/2047	10,000	10,319
Oracle Corp. Senior Notes 4.10% due 03/25/2061	5,000	5,140
		80,699
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	18,000	19,482
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	15,000	16,217
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	5,000	4,897
Mastercard, Inc. Senior Notes 3.35% due 03/26/2030	5,000	5,470
		26,584
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	45,000	47,838
Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	5,000	5,053
Mondelez International, Inc. Senior Notes 1.50% due 02/04/2031	10,000	9,138
		14,191
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	30,000	28,881
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	5,000	5,513
Security Description	Principal Amount(14)	Value (Note 2)
Food-Misc./Diversified (continued)
Kellogg Co. Senior Notes 3.40% due 11/15/2027	$15,000	$16,224
		50,618
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	25,000	24,401
Service Corp. International Senior Notes 5.13% due 06/01/2029	15,000	16,098
		40,499
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	9,000	9,994
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	10,000	10,845
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	20,000	21,663
		42,502
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	30,000	31,650
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	20,000	21,233
		52,883
Independent Power Producers — 0.0%
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	10,000	9,999
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	10,000	9,915
		19,914
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	10,000	10,267
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	20,000	21,699
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	10,000	10,922
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	5,000	5,729

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	$30,000	$32,328
		80,945
Insurance-Life/Health — 0.1%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	35,000	40,913
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	20,000	19,541
Unum Group Senior Notes 4.50% due 03/15/2025	5,000	5,586
Unum Group Senior Notes 4.50% due 12/15/2049	13,000	13,005
		79,045
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	3,000	2,917
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	15,000	15,441
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	5,000	5,248
		23,606
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	10,000	10,726
Internet Security — 0.0%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	20,000	20,266
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	20,000	20,130
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	5,000	5,129
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	20,000	22,073
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	5,000	5,641
		32,843
Security Description	Principal Amount(14)	Value (Note 2)
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	$5,000	$5,623
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	5,000	5,161
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	25,000	24,742
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	10,000	10,059
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	20,000	19,873
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	5,000	4,982
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	20,000	18,759
		83,576
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	20,000	21,262
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	10,000	11,266
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	5,000	5,828
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	20,000	19,694
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	15,000	13,351
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	10,000	10,919
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	21,988
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	5,000	5,184
		109,492
Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	18,549
Centene Corp. Senior Notes 3.38% due 02/15/2030	10,000	10,094

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
Centene Corp. Senior Notes 4.63% due 12/15/2029	$30,000	$32,469
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	10,000	10,537
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	10,000	10,739
		82,388
Medical-Hospitals — 0.1%
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	15,000	15,173
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	5,000	5,750
Sutter Health Notes 3.36% due 08/15/2050	5,000	4,932
		25,855
Multimedia — 0.0%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	5,000	5,604
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	15,000	17,731
		23,335
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	25,000	25,241
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 2.50% due 11/15/2050	5,000	4,303
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	35,000	34,562
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	5,000	5,175
		39,737
Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 4.88% due 11/15/2027	10,000	10,250
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	10,000	10,560
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	3,820
Security Description	Principal Amount(14)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Hess Corp. Senior Notes 7.30% due 08/15/2031	$10,000	$12,761
Pioneer Natural Resources Co. Senior Notes 2.15% due 01/15/2031	15,000	14,073
SM Energy Co. Senior Notes 6.13% due 11/15/2022	7,000	6,843
		58,307
Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	5,000	4,449
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	5,000	5,634
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	3,000	3,433
		13,516
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	15,000	16,903
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	5,000	4,897
		21,800
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	5,000	5,614
Pharmacy Services — 0.1%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	25,000	24,668
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	20,000	22,036
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	6,574	7,575
		54,279
Pipelines — 0.3%
Energy Transfer Operating LP Senior Notes 4.95% due 06/15/2028	10,000	11,185
Energy Transfer Operating LP Senior Notes 5.15% due 03/15/2045	5,000	5,140
Energy Transfer Operating LP Senior Notes 5.25% due 04/15/2029	5,000	5,688

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer Operating LP Senior Notes 6.13% due 12/15/2045	$30,000	$34,255
Energy Transfer Operating LP Senior Notes 6.25% due 04/15/2049	5,000	5,855
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	10,000	9,925
MPLX LP Senior Notes 1.75% due 03/01/2026	5,000	5,005
MPLX LP Senior Notes 4.70% due 04/15/2048	5,000	5,380
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,703
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	5,000	5,411
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	5,000	4,914
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	5,000	5,851
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	10,000	10,854
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	10,000	11,215
Sunoco Logistics Partners Operations LP Senior Notes 4.00% due 10/01/2027	5,000	5,374
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	10,000	10,450
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	5,000	6,136
		148,341
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 1.50% due 01/31/2028	15,000	14,295
American Tower Corp. Senior Notes 2.40% due 03/15/2025	5,000	5,212
American Tower Corp. Senior Notes 2.95% due 01/15/2051	10,000	8,811
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	15,000	16,147
Security Description	Principal Amount(14)	Value (Note 2)
Real Estate Investment Trusts (continued)
Crown Castle International Corp. Senior Notes 1.05% due 07/15/2026	$25,000	$24,100
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	20,000	20,669
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	10,000	11,209
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	25,000	26,220
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	26,325
		152,988
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 4.00% due 07/15/2030	15,000	15,266
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	10,665
		25,931
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	15,000	16,329
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	15,000	15,752
Lowe's Cos., Inc. Senior Notes 1.70% due 10/15/2030	25,000	23,465
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,206
		44,423
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	20,000	20,490
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	5,000	5,268
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	5,000	5,182
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	10,000	11,323
		21,773

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Schools — 0.0%
Howard University Notes 2.39% due 10/01/2027	$5,000	$4,978
Howard University Notes 2.80% due 10/01/2030	10,000	9,976
Howard University Notes 2.90% due 10/01/2031	5,000	5,025
		19,979
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	5,000	6,096
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	5,000	6,264
		12,360
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	10,000	9,042
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	34,000	31,048
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	25,000	24,121
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	7,000	6,630
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	10,000	9,117
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	35,000	35,368
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	20,000	19,911
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	5,000	5,366
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	17,000	19,196
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	10,000	11,565
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000	11,942
		183,306
Security Description	Principal Amount(14)	Value (Note 2)
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	$10,000	$9,503
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	5,000	4,544
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	4,838
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	20,000	24,386
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	25,000	24,595
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	15,000	15,806
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	5,000	5,213
		88,885
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	30,000	29,478
Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062*	5,000	4,434
Union Pacific Corp. Senior Notes 3.25% due 02/05/2050	10,000	9,816
		14,250
Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.30% due 03/15/2027	10,000	10,850
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	5,000	5,674
		16,524
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	15,000	15,788
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	10,000	10,973
		26,761
Water — 0.0%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	5,000	5,139

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Water (continued)
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	$5,000	$5,731
		10,870
Total U.S. Corporate Bonds & Notes (cost $4,379,968)		4,439,880
FOREIGN CORPORATE BONDS & NOTES — 0.5%
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	10,000	13,305
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	10,000	11,028
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	7,000	7,594
		18,622
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000	11,050
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	9,000	10,060
Medical-Biomedical/Gene — 0.0%
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	5,000	4,808
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*	10,000	9,500
		14,308
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	20,000	21,525
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	20,000	19,125
		40,650
Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	15,000	15,719
Networking Products — 0.1%
Nokia Oyi Senior Notes 4.38% due 06/12/2027	15,000	15,900
Security Description	Principal Amount(14)		Value (Note 2)
Networking Products (continued)
Nokia Oyj Senior Notes 6.63% due 05/15/2039		$5,000	$6,112
			22,012
Oil Companies-Exploration & Production — 0.0%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*		5,000	5,026
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*		5,000	5,031
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*		10,000	9,975
			20,032
Oil Companies-Integrated — 0.1%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		5,000	5,115
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040		5,000	5,308
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050		5,000	5,293
Suncor Energy, Inc. Senior Notes 3.75% due 03/04/2051		10,000	9,720
			25,436
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		5,000	5,730
Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*		30,000	30,322
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		15,000	16,671
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*		6,000	7,001
			23,672
SupraNational Banks — 0.0%
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	270,000	13,272
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026		10,000	9,894
Total Foreign Corporate Bonds & Notes (cost $266,265)			274,084

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.5%
Municipal Bonds & Notes — 0.5%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	$5,000	$5,711
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	10,000	11,699
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	5,000	5,309
County of Riverside, CA Revenue Bonds 2.86% due 02/15/2026	25,000	26,430
County of Riverside, CA Revenue Bonds 3.12% due 02/15/2029	25,000	26,669
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	25,000	25,232
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	10,000	11,746
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	30,000	37,161
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	9,000	12,874
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	35,000	38,324
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	35,000	42,963
State of California General Obligation Bonds 7.30% due 10/01/2039 7.30% due 10/01/2039	5,000	7,623
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	14,182	14,714
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	5,000	5,249
Total Municipal Bonds & Notes (cost $250,741)		271,704
Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 10.6%
Federal Home Loan Mtg. Corp. — 0.4%
Federal Home Loan Mtg. Corp. FRS 1.74% (6 ML+1.49%) due 02/01/2037	$258	$268
Federal Home Loan Mtg. Corp. 2.50% due 01/01/2028	1,655	1,734
2.50% due 04/01/2028	4,668	4,891
3.50% due 03/01/2042	1,673	1,819
3.50% due 09/01/2043	13,515	14,664
3.50% due 08/01/2048	35,523	37,538
4.00% due 09/01/2040	1,970	2,162
4.50% due 01/01/2039	265	299
5.00% due 07/01/2021	18	19
5.50% due 07/01/2034	2,352	2,735
6.50% due 05/01/2029	305	348
7.50% due 08/01/2023	15	15
7.50% due 04/01/2028	270	304
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.48% due 01/25/2034(4)(5)(6)	99,872	4,857
Series K064, Class X1 0.60% due 03/25/2027(4)(5)(6)	122,674	4,010
Series K114, Class X1 1.12% due 06/25/2030(4)(5)(6)	99,915	8,928
Series K104, Class X1 1.13% due 01/25/2030(4)(5)(6)	99,846	8,474
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(5)	40,000	44,165
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(3)	4,700	5,141
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-DNA3, Class M1 0.86% (1 ML+0.75%) due 09/25/2048*(3)	59	59
Series 2018-HRP1, Class M2 1.76% (1 ML+1.65%) due 04/25/2043*(3)	4,213	4,184
Series 2019-HQA3, Class M2 1.97% (1 ML + 1.85%) due 09/25/2049*(3)	7,092	7,053
Series 2019-DNA3, Class M2 2.16% (1 ML + 2.05%) due 07/25/2049*(3)	13,013	12,986
Series 2019-HQA1, Class M2 2.46% (1 ML + 2.35%) due 02/25/2049*(3)	18,098	18,129
Series 2019-DNA2, Class M2 2.56% (1 ML+2.45%) due 03/25/2049*(3)	13,934	13,951

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC Series 4122, Class AB 1.50% due 10/15/2042(3)	$8,426	$8,459
Series 4216, Class KQ 1.70% due 10/15/2039(3)	8,001	8,129
Series 3964, Class MD 2.00% due 01/15/2041(3)	283	290
Series 4961, Class JB 2.50% due 12/15/2042(3)	14,201	14,822
Series 3883, Class PB 3.00% due 05/15/2041(3)	4,713	5,068
Series 1577, Class PK 6.50% due 09/15/2023(3)	233	245
Series 1226, Class Z 7.75% due 03/15/2022(3)	23	23
		235,769
Federal National Mtg. Assoc. — 1.2%
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.21% (1 ML +2.10%) due 06/25/2039*(3)	8,557	8,574
Series 2017-C01, Class 1M2 3.66% (1 ML+3.55%) due 07/25/2029(3)	6,925	7,133
Series 2016-C07, Class 2M2 4.46% (1 ML+4.35%) due 05/25/2029(3)	11,109	11,561
Federal National Mtg. Assoc. FRS 2.33% (12 ML+1.82%) due 10/01/2040	639	675
2.36% (12 ML+1.57%) due 05/01/2037	527	555
Federal National Mtg. Assoc. 2.50% due 02/01/2043	40,516	41,882
2.97% due 06/01/2030	40,000	42,974
3.00% due 01/01/2028	3,986	4,213
3.50% due 08/01/2026	3,569	3,809
3.50% due 09/01/2026	4,070	4,342
3.50% due 10/01/2028	5,301	5,750
4.00% due 11/01/2025	554	590
4.50% due 11/01/2022	145	152
4.50% due 01/01/2039	855	964
4.50% due 06/01/2039	10,543	11,514
4.50% due 09/01/2039	1,658	1,847
4.50% due 09/01/2040	3,355	3,782
4.50% due 05/01/2041	1,898	2,139
5.00% due 05/01/2035	336	391
5.00% due 06/01/2040	12,387	14,304
5.00% due 07/01/2040	3,170	3,611
5.50% due 04/01/2021	62	62
5.50% due 12/01/2029	514	574
5.50% due 06/01/2035	40,413	47,308
5.50% due 08/01/2037	7,039	8,246
5.50% due 06/01/2038	2,858	3,360
Security Description	Principal Amount(14)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.00% due 12/01/2033	$2,832	$3,379
6.00% due 05/01/2034	208	249
6.00% due 06/01/2040	73	87
6.50% due 10/01/2037	64	74
7.00% due 06/01/2037	2,552	3,041
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R03, Class 1M2 2.26% (1 ML+2.15%) due 09/25/2031*(3)	4,436	4,446
Series 2019-HRP1, Class M2 2.26% (1 ML+2.15%) due 11/25/2039*(3)	6,862	6,757
Federal National Mtg. Assoc., REMIC VRS Series 2020-M2, Class X 0.33% due 01/25/2030(4)(5)(6)	338,600	7,190
Series 2019-M21, Class X3 1.21% due 06/25/2034(4)(5)(6)	139,229	16,066
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(3)	9,991	10,205
Series 2012-128, Class PD 1.50% due 06/25/2042(3)	14,170	14,464
Series 2013-77, Class BP 1.70% due 06/25/2043(3)	7,973	8,110
Series 2013-16, Series A 1.75% due 01/25/2040(3)	11,014	11,163
Series 2011-117, Class MA 2.00% due 08/25/2040(3)	2,359	2,407
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	3,633	3,745
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	6,982	7,213
Series 2015-5, Class EP 2.00% due 06/25/2043(3)	10,603	10,855
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	6,440	6,649
Series 2016-11, Class GA 2.50% due 03/25/2046(3)	6,983	7,278
Series 2019-54, Class KC 2.50% due 09/25/2049(3)	23,592	24,736
Series 2019-41, Class AC 2.50% due 03/25/2053(3)	12,470	12,908
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	10,058	10,446
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	2,518	2,706
Series 2017-34, Class JK 3.00% due 05/25/2047(3)	4,932	5,107
Series 2017-72, Class B 3.00% due 09/25/2047(3)	8,719	9,277
Series 2017-72, Class CD 3.00% due 09/25/2047(3)	10,112	10,771
Series 2019-45, Class PT 3.00% due 08/25/2049(3)	13,481	14,499

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2017-96, Class PA 3.00% due 12/25/2054(3)	$19,947	$20,974
Series 2012-52, Class PA 3.50% due 05/25/2042(3)	4,898	5,299
Series 2017-26, Class CG 3.50% due 07/25/2044(3)	10,651	11,162
Series 2018-38, Class PC 3.50% due 03/25/2045(3)	5,265	5,380
Series 2018-80, Class GD 3.50% due 12/25/2047(3)	8,511	8,972
Series 2018-23, Class LA 3.50% due 04/25/2048(3)	9,787	10,533
Series 2019-7, Class JA 3.50% due 03/25/2049(3)	11,303	12,106
Series 2019-14, Class CA 3.50% due 04/25/2049(3)	9,756	10,608
Series 2017-35, Class AH 3.50% due 04/25/2053(3)	11,100	11,474
Series 2017-84, Class KA 3.50% due 04/25/2053(3)	7,073	7,300
Series 2019-15, Class AB 3.50% due 05/25/2053(3)	9,937	10,510
Series 2018-72, Class BA 3.50% due 07/25/2054(3)	16,011	16,852
Series 2018-19, Class DC 3.50% due 05/25/2056(3)	5,809	6,106
Series 2018-70, Class HA 3.50% due 10/25/2056(3)	11,217	11,852
Series 2019-12, Class HA 3.50% due 11/25/2057(3)	9,482	10,206
Series 2019-7, Class CA 3.50% due 11/25/2057(3)	11,330	12,064
Series 2019-28, Class JA 3.50% due 06/25/2059(3)	11,571	12,552
Series 2017-49, Class JA 4.00% due 07/25/2053(3)	8,135	8,515
		636,605
Government National Mtg. Assoc. — 2.5%
2.00% due April 30 TBA	245,000	247,244
2.50% due April 30 TBA	75,000	77,331
2.50% due May 30 TBA	55,000	56,599
3.00% due April 30 TBA	165,000	171,861
3.00% due May 30 TBA	180,000	187,576
3.50% due April 30 TBA	185,000	195,233
3.50% due May 30 TBA	190,000	200,643
4.00% due 09/15/2041	100,701	108,240
4.00% due April 30 TBA	75,000	80,062
4.50% due 06/15/2041	22,749	25,617
6.00% due 11/15/2031	14,851	16,689
7.00% due 05/15/2033	3,080	3,594
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	52	58
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	931	1,070
9.00% due 11/15/2021	5	5
Security Description	Principal Amount(14)	Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(3)	$10,917	$11,039
Series 2015-151, Class BA 1.70% due 10/20/2045(3)	6,011	6,091
Series 2013-37, Class LG 2.00% due 01/20/2042(3)	8,965	9,211
		1,398,163
Uniform Mtg. Backed Securities — 6.5%
1.50% due April 15 TBA	80,000	80,337
1.50% due May 15 TBA	80,000	80,211
2.00% due April 15 TBA	310,000	318,053
2.00% due April 30 TBA	765,000	762,744
2.00% due May 30 TBA	965,000	960,382
2.50% due April 30 TBA	115,000	117,927
2.50% due May 30 TBA	55,000	56,282
3.00% due April 30 TBA	320,000	333,306
3.00% due May 30 TBA	155,000	161,475
3.50% due April 30 TBA	295,000	311,513
4.00% due April 30 TBA	230,000	246,819
4.50% due April 30 TBA	135,000	146,960
		3,576,009
Total U.S. Government Agencies (cost $5,816,388)		5,846,546
U.S. GOVERNMENT TREASURIES — 8.8%
United States Treasury Bonds — 2.8%
1.00% due 02/15/2048 TIPS(8)	21,212	26,221
1.25% due 05/15/2050	114,000	85,740
1.38% due 11/15/2040	15,000	12,724
1.38% due 08/15/2050	75,000	58,289
1.88% due 02/15/2041	90,000	83,587
1.88% due 02/15/2051	65,000	57,444
2.25% due 08/15/2046	50,000	48,389
2.88% due 08/15/2045	750,000	816,973
3.13% due 08/15/2044(11)(12)	305,000	346,282
3.13% due 05/15/2048	25,000	28,585
		1,564,234
United States Treasury Notes — 6.0%
0.13% due 02/28/2023	280,000	279,825
0.38% due 01/31/2026	205,000	199,811
0.38% due 01/15/2027TIPS(8)	70,378	77,586
0.63% due 05/15/2030	695,000	631,988
0.63% due 08/15/2030	345,000	312,387
0.75% due 07/15/2028TIPS(8)	15,629	17,806
2.75% due 08/31/2025	985,000	1,069,495
2.75% due 02/15/2028	375,000	408,750
2.88% due 09/30/2023	60,000	63,926
2.88% due 11/30/2025	240,000	262,331
		3,323,905
Total U.S. Government Treasuries (cost $5,212,412)		4,888,139

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares/ Principal Amount(14)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Commonwealth of Australia Senior Notes 1.75% due 06/21/2051	AUD	20,000	$12,155
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	30,000	37,657
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	25,000	29,030
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	15,000	21,625
Republic of Peru Senior Notes 2.39% due 01/23/2026		5,000	5,136
Republic of Peru Senior Notes 2.78% due 01/23/2031		20,000	19,980
Republic of Peru Senior Notes 3.30% due 03/11/2041		10,000	9,697
Republic of Peru Senior Notes 3.55% due 03/10/2051		10,000	9,711
United Mexican States Senior Bonds 4.75% due 03/08/2044		20,000	21,003
Total Foreign Government Obligations (cost $171,841)			165,994
OPTIONS — PURCHASED†(13) — 0.1%
Over the Counter Call Options on Currency Contracts (cost $171,777)		31,136,571	46,607
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(1)		2	24
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		7,000	71
Lehman Brothers Holdings Capital Trust VII 0.00%†(1)		6,000	1
Total Escrows And Litigation Trusts (cost $0)			96
Total Long-Term Investment Securities (cost $46,617,705)			57,288,581
SHORT-TERM INVESTMENT SECURITIES — 3.3%
Registered Investment Companies — 3.3%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(10) (cost $1,819,398)		1,819,398	1,819,398
Security Description	Principal Amount(14)	Value (Note 2)
REPURCHASE AGREEMENTS — 1.7%
Bank of America Securities LLC Joint Repurchase Agreement(9)	$230,000	$230,000
Barclays Capital, Inc. Joint Repurchase Agreement(9)	155,000	155,000
BNP Paribas SA Joint Repurchase Agreement(9)	135,000	135,000
Deutsche Bank AG Joint Repurchase Agreement(9)	210,000	210,000
RBS Securities, Inc. Joint Repurchase Agreement(9)	210,000	210,000
Total Repurchase Agreements (cost $940,000)		940,000
TOTAL INVESTMENTS (cost $49,377,103)(15)	108.7%	60,047,979
Liabilities in excess of other assets	(8.7)	(4,811,692)
NET ASSETS	100.0%	$55,236,287

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2021, the aggregate value of these securities was $3,016,646 representing 5.5% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Collateralized Loan Obligation

(3)  Collateralized Mortgage Obligation

(4)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)  Commercial Mortgage Backed Security

(6)  Interest Only

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2021.

(8)  Principal amount of security is adjusted for inflation.

(9)  See Note 2 for details of Joint Repurchase Agreements.

(10)  The rate shown is the 7-day yield as of March 31, 2021.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(13)  Options — Purchased

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$5,580	$29,787	$16,707	$(13,080)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	5,056	27,458	6,391	(21,067)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	4,778	28,936	793	(28,143)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	5,847	29,040	22,603	(6,437)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.0600 CNY per $1 USD	NatWest Markets PLC	July 2021	CNY	8.06	5,427	28,784	109	(28,675)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.4845 CNY per $1 USD	NatWest Markets PLC	May 2021	CNY	8.49	4,449	27,772	4	(27,768)
						$171,777	$46,607	$(125,170)

CNY — Chinese Yuan

USD — United States Dollar

(14)  Denominated in United States dollars unless otherwise indicated.

(15)  See Note 4 for cost of investments on a tax basis.

AUD — Australian Dollar

CLO   — Collateralized Loan Obligation

CVR — Contingent Value Rights

EUR — Euro Currency

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

rates shown on FRS and VRS are the current interest rates at March 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
8	Short	U.S. Treasury 10 Year Notes	June 2021	$1,069,691	$1,047,500	$22,191
7	Short	U.S. Treasury 10 Year Ultra Notes	June 2021	1,036,031	1,005,812	30,219
10	Short	U.S. Treasury 5 Year Notes	June 2021	1,241,390	1,233,984	7,406
2	Short	U.S. Treasury Long Bonds	June 2021	318,630	309,187	9,443
						$69,259

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Contracts Number of	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	E-Mini Russell 2000 Index	June 2021	$116,842	$111,125	$(5,717)
1	Short	Euro-BTP	June 2021	174,996	175,096	(100)
1	Short	Euro-Bund	June 2021	200,563	200,859	(296)
1	Long	Euro-OAT	June 2021	190,013	189,919	(94)
1	Long	U.S. Treasury 2 Year Notes	June 2021	220,805	220,727	(78)
						$(6,285)
Net Unrealized Appreciation (Depreciation)						$62,974

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs International	MXN	270,000	USD	13,303	06/10/2021	$187	$—
	USD	609	ILS	2,000	06/16/2021	—	(10)
						187	(10)
Morgan Stanley & Co., Inc.	EUR	80,000	USD	95,414	06/16/2021	1,458	—
	ILS	2,000	USD	603	06/16/2021	4	—
						1,462	—
Toronto Dominion Bank	AUD	20,000	USD	15,407	06/16/2021	211	—
Unrealized Appreciation (Depreciation)						$1,860	$(10)

AUD — Australian Dollar

EUR — Euro Currency

ILS — New Israeli Sheqel

MXN — Mexican Peso

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	130	09/16/2050	USD-3 Month-LIBOR-BBA/Quarterly	0.81%/Semi-annually	$398	$40,745
USD	100	12/16/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.38%/Semi-annually	(170)	2,951
					$228	$43,696

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,310,387	$—	$1,166	$1,311,553
Other Industries	37,286,193	—	—	37,286,193
Asset Backed Securities	—	2,757,785	—	2,757,785
U.S. Corporate Bonds & Notes	—	4,439,880	—	4,439,880
Foreign Corporate Bonds & Notes	—	274,084	—	274,084
Municipal Bond & Notes	—	271,704	—	271,704
U.S. Government Agencies	—	5,846,546	—	5,846,546
U.S. Government Treasuries	—	4,888,139	—	4,888,139
Foreign Government Obligations	—	165,994	—	165,994
Options - Purchased	—	46,607	—	46,607
Escrows and Litigation Trusts	—	71	25	96
Short-Term Investment Securities	1,819,398	—	—	1,819,398
Repurchase Agreements	—	940,000	—	940,000
Total Investments at Value	$40,415,978	$19,630,810	$1,191	$60,047,979
Other Financial Instruments:†
Futures Contracts	$69,259	$—	$—	$69,259
Forward Foreign Currency Contracts	—	1,860	—	1,860
Centrally Cleared Interest Rate Swap Contracts	—	43,696	—	43,696
Total Other Financial Instruments	$69,259	$45,556	$—	$114,815
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$6,285	$—	$—	$6,285
Forward Foreign Currency Contracts	—	10	—	10
Total Other Financial Instruments	$6,285	$10	$—	$6,295

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
Uniform Mtg. Backed Securities	10.0%
United States Treasury Notes	9.3
Diversified Financial Services	8.1
Internet Content-Entertainment	5.4
United States Treasury Bonds	4.7
Enterprise Software/Service	4.5
Government National Mtg. Assoc.	4.5
Commercial Services-Finance	4.0
Computer Software	3.8
E-Commerce/Products	3.6
Internet Application Software	3.1
Registered Investment Companies	2.6
Repurchase Agreements	2.3
Medical Instruments	2.2
Medical-Biomedical/Gene	2.2
Diversified Banking Institutions	1.9
Federal National Mtg. Assoc.	1.8
Real Estate Investment Trusts	1.7
Internet Content-Information/News	1.5
Banks-Commercial	1.3
Medical-Drugs	1.3
Applications Software	1.3
Sovereign	1.2
Chemicals-Specialty	1.1
Semiconductor Equipment	1.1
Electric-Integrated	1.1
Aerospace/Defense-Equipment	1.0
Entertainment Software	1.0
Communications Software	1.0
Retail-Discount	0.9
Municipal Bonds & Notes	0.8
E-Commerce/Services	0.7
Cable/Satellite TV	0.6
Telephone-Integrated	0.6
Federal Home Loan Mtg. Corp.	0.5
Retail-Apparel/Shoe	0.5
Electronic Components-Semiconductors	0.5
Coatings/Paint	0.5
Finance-Other Services	0.5
Oil Companies-Exploration & Production	0.5
Electronic Components-Misc.	0.4
Medical Products	0.4
Containers-Metal/Glass	0.4
Pipelines	0.4
Building Products-Cement	0.4
Computer Services	0.4
Diagnostic Equipment	0.4
Building & Construction Products-Misc.	0.4
Banks-Super Regional	0.4
Retail-Restaurants	0.4
Rental Auto/Equipment	0.4
Insurance-Life/Health	0.3
Building-Heavy Construction	0.3
Building & Construction-Misc.	0.3
Energy-Alternate Sources	0.3
Savings & Loans/Thrifts	0.3
Distribution/Wholesale	0.3
Building-Residential/Commercial	0.3
Investment Management/Advisor Services	0.3
Apparel Manufacturers	0.3
Medical-HMO	0.2%
Tobacco	0.2
Brewery	0.2
Food-Misc./Diversified	0.2
Auto/Truck Parts & Equipment-Original	0.2
Human Resources	0.2
Aerospace/Defense	0.2
Oil-Field Services	0.2
Cellular Telecom	0.2
Gas-Distribution	0.2
Home Furnishings	0.2
Networking Products	0.2
Diversified Manufacturing Operations	0.2
Medical Information Systems	0.2
Machinery-General Industrial	0.2
Pastoral & Agricultural	0.2
Medical-Wholesale Drug Distribution	0.2
Medical Labs & Testing Services	0.2
Data Processing/Management	0.2
Computer Data Security	0.2
Medical-Hospitals	0.2
Therapeutics	0.2
Finance-Consumer Loans	0.2
Oil Companies-Integrated	0.2
Consulting Services	0.2
Hazardous Waste Disposal	0.1
Transport-Services	0.1
Semiconductor Components-Integrated Circuits	0.1
Pharmacy Services	0.1
Insurance Brokers	0.1
Broadcast Services/Program	0.1
Machinery-Electrical	0.1
Funeral Services & Related Items	0.1
Transactional Software	0.1
Transport-Truck	0.1
Electric-Distribution	0.1
Television	0.1
Steel-Producers	0.1
Medical-Generic Drugs	0.1
Auto-Cars/Light Trucks	0.1
Retail-Building Products	0.1
Drug Delivery Systems	0.1
Retail-Regional Department Stores	0.1
Office Automation & Equipment	0.1
Decision Support Software	0.1
Computers	0.1
Gold Mining	0.1
Retail-Automobile	0.1
Commercial Services	0.1
E-Services/Consulting	0.1
Resorts/Theme Parks	0.1
Airlines	0.1
Machinery-Construction & Mining	0.1
Insurance-Reinsurance	0.1
Metal-Aluminum	0.1
Chemicals-Diversified	0.1
Banks-Fiduciary	0.1
Paper & Related Products	0.1
Financial Guarantee Insurance	0.1
Casino Hotels	0.1

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited) (continued)

Industry Allocation* (continued)
Auto-Truck Trailers	0.1%
Oil Refining & Marketing	0.1
Insurance-Property/Casualty	0.1
Insurance-Mutual	0.1
Water	0.1
Retail-Pawn Shops	0.1
Finance-Credit Card	0.1
Retail-Sporting Goods	0.1
Containers-Paper/Plastic	0.1
Coal	0.1
Independent Power Producers	0.1
Internet Security	0.1
Telecom Services	0.1
Music	0.1
Multimedia	0.1
Real Estate Management/Services	0.1
Finance-Investment Banker/Broker	0.1
Schools	0.1
Office Furnishings-Original	0.1
Trucking/Leasing	0.1
Options Purchased	0.1
Metal-Iron	0.1
Retail-Office Supplies	0.1
Audio/Video Products	0.1
Finance-Mortgage Loan/Banker	0.1
Electric-Transmission	0.1
Building-Maintenance & Services	0.1
Retail-Petroleum Products	0.1
Building Products-Wood	0.1
Transport-Rail	0.1
Footwear & Related Apparel	0.1
Printing-Commercial	0.1
Electronic Security Devices	0.1
Rubber/Plastic Products	0.1
Racetracks	0.1
114.3%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 54.9%
Advertising Services — 0.0%
National CineMedia, Inc.	5,250	$24,255
Aerospace/Defense — 0.0%
AeroVironment, Inc.†	200	23,212
Aerospace/Defense-Equipment — 1.0%
AAR Corp.†	1,300	54,145
Astronics Corp.†	2,025	36,531
Barnes Group, Inc.	350	17,339
HEICO Corp., Class A	6,980	792,928
Moog, Inc., Class A	175	14,551
Triumph Group, Inc.†	400	7,352
		922,846
Agricultural Operations — 0.0%
Andersons, Inc.	100	2,738
Fresh Del Monte Produce, Inc.	500	14,315
		17,053
Airlines — 0.1%
Allegiant Travel Co.†	175	42,710
SkyWest, Inc.†	825	44,946
		87,656
Apparel Manufacturers — 0.2%
Deckers Outdoor Corp.†	200	66,084
Lakeland Industries, Inc.†	3,150	87,759
		153,843
Applications Software — 1.2%
Asana, Inc., Class A†	600	17,148
DigitalOcean Holdings, Inc.†	939	39,560
JFrog, Ltd.†	175	7,765
Outset Medical, Inc.†	175	9,518
PubMatic, Inc., Class A†	603	29,740
Roper Technologies, Inc.	834	336,386
ServiceNow, Inc.†	1,091	545,620
Sprout Social, Inc., Class A†	925	53,428
Viant Technology, Inc., Class A†	171	9,044
		1,048,209
Audio/Video Products — 0.1%
Vizio Holding Corp., Class A†	2,302	55,823
Auto-Truck Trailers — 0.1%
Wabash National Corp.	4,050	76,140
Auto/Truck Parts & Equipment-Original — 0.2%
Adient PLC†	1,350	59,670
Dana, Inc.	2,675	65,083
Gentherm, Inc.†	375	27,791
Lear Corp.	150	27,187
Meritor, Inc.†	950	27,949
		207,680
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	757	34,936
Security Description	Shares	Value (Note 2)
Banks-Commercial — 1.3%
1st Source Corp.	285	$13,560
Atlantic Union Bankshares Corp.	234	8,976
BancFirst Corp.	875	61,854
BancorpSouth Bank	1,200	38,976
Banner Corp.	925	49,330
Cadence BanCorp	3,875	80,329
Cathay General Bancorp	1,575	64,228
Central Pacific Financial Corp.	1,450	38,686
CIT Group, Inc.	850	43,783
Columbia Banking System, Inc.	1,500	64,635
CVB Financial Corp.	1,925	42,523
Enterprise Financial Services Corp.	275	13,596
Equity Bancshares, Inc., Class A†	550	15,070
First Commonwealth Financial Corp.	1,950	28,022
First Community Bankshares, Inc.	125	3,749
First Hawaiian, Inc.	650	17,791
First Horizon Corp.	800	13,528
First Merchants Corp.	1,150	53,475
Great Western Bancorp, Inc.	1,775	53,765
HarborOne Bancorp, Inc.	525	7,072
HomeStreet, Inc.	675	29,747
Hope Bancorp, Inc.	4,583	69,020
Independent Bank Corp.	550	13,002
Old National Bancorp	3,350	64,789
Pinnacle Financial Partners, Inc.	475	42,114
Premier Financial Corp.	200	6,652
Simmons First National Corp., Class A	1,500	44,505
Trustmark Corp.	1,675	56,380
UMB Financial Corp.	450	41,549
Webster Financial Corp.	850	46,843
Westamerica BanCorp	550	34,529
Western Alliance Bancorp	400	37,776
		1,199,854
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	2,125	24,756
Building & Construction Products-Misc. — 0.3%
Builders FirstSource, Inc.†	2,892	134,102
Forterra, Inc.†	150	3,488
Gibraltar Industries, Inc.†	100	9,151
Louisiana-Pacific Corp.	1,250	69,325
Summit Materials, Inc., Class A†	300	8,406
		224,472
Building & Construction-Misc. — 0.3%
Comfort Systems USA, Inc.	600	44,862
EMCOR Group, Inc.	1,025	114,964
MYR Group, Inc.†	400	28,668

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction-Misc. (continued)
TopBuild Corp.†	450	$94,243
		282,737
Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	1,164	390,894
US Concrete, Inc.†	150	10,998
		401,892
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc.†	1,325	18,590
Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	450	3,839
Building Products-Wood — 0.1%
Boise Cascade Co.	575	34,402
UFP Industries, Inc.	200	15,168
		49,570
Building-Heavy Construction — 0.3%
Arcosa, Inc.	675	43,936
MasTec, Inc.†	1,350	126,495
Primoris Services Corp.	2,525	83,653
Tutor Perini Corp.†	1,900	36,005
		290,089
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	1,000	51,010
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	300	23,013
Building-Residential/Commercial — 0.2%
KB Home	400	18,612
Meritage Homes Corp.†	150	13,788
Tri Pointe Homes, Inc.†	6,525	132,849
		165,249
Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	2,450	33,296
Casino Hotels — 0.1%
Boyd Gaming Corp.†	1,075	63,382
Chemicals-Diversified — 0.0%
Koppers Holdings, Inc.†	925	32,153
Chemicals-Specialty — 1.1%
Ecolab, Inc.	4,137	885,608
Ingevity Corp.†	400	30,212
Kraton Corp.†	150	5,488
Minerals Technologies, Inc.	175	13,181
PQ Group Holdings, Inc.	575	9,602
Tronox Holdings PLC, Class A	3,402	62,257
		1,006,348
Circuit Boards — 0.0%
TTM Technologies, Inc.†	1,775	25,738
Security Description	Shares	Value (Note 2)
Coal — 0.1%
Arch Resources, Inc.†	400	$16,640
SunCoke Energy, Inc.	3,625	25,411
Warrior Met Coal, Inc.	1,500	25,695
		67,746
Coatings/Paint — 0.5%
Sherwin-Williams Co.	548	404,429
Commercial Services — 0.1%
LiveRamp Holdings, Inc.†	650	33,722
Medifast, Inc.	150	31,773
SP Plus Corp.†	500	16,395
Team, Inc.†	675	7,783
		89,673
Commercial Services-Finance — 3.9%
Adyen NV†*	172	383,944
Avalara, Inc.†	2,525	336,911
Euronet Worldwide, Inc.†	50	6,915
Evo Payments, Inc., Class A†	1,475	40,592
Green Dot Corp., Class A†	250	11,447
PayPal Holdings, Inc.†	2,206	535,705
S&P Global, Inc.	1,192	420,621
Square, Inc., Class A†	8,176	1,856,361
		3,592,496
Communications Software — 1.0%
Avaya Holdings Corp.†	2,275	63,768
Zoom Video Communications, Inc., Class A†	2,496	801,940
		865,708
Computer Data Security — 0.2%
McAfee Corp., Class A	2,175	49,459
Qualys, Inc.†	725	75,965
SecureWorks Corp., Class A†	1,375	18,398
		143,822
Computer Services — 0.2%
CACI International, Inc., Class A†	150	36,999
Insight Enterprises, Inc.†	125	11,927
Perspecta, Inc.	3,175	92,234
Sykes Enterprises, Inc.†	875	38,570
		179,730
Computer Software — 3.8%
Box, Inc., Class A†	1,800	41,328
Datadog, Inc., Class A†	1,750	145,845
Envestnet, Inc.†	50	3,611
Snowflake, Inc., Class A†	4,107	941,653
Twilio, Inc., Class A†	5,492	1,871,454
Verra Mobility Corp.†	1,675	22,671
ZoomInfo Technologies, Inc., Class A†	9,933	485,724
		3,512,286

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc.†	1,050	$14,837
Computers-Other — 0.0%
3D Systems Corp.†	625	17,150
Consulting Services — 0.1%
Huron Consulting Group, Inc.†	1,025	51,639
Kelly Services, Inc., Class A†	725	16,146
		67,785
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co., Class A†	375	19,459
Quanex Building Products Corp.	675	17,705
		37,164
Containers-Metal/Glass — 0.3%
Ball Corp.	3,248	275,236
O-I Glass, Inc.†	1,725	25,426
		300,662
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	625	11,350
Pactiv Evergreen, Inc,	550	7,557
		18,907
Data Processing/Management — 0.1%
CommVault Systems, Inc.†	900	58,050
CSG Systems International, Inc.	150	6,733
		64,783
Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.	950	30,353
Diagnostic Equipment — 0.4%
Adaptive Biotechnologies Corp.†	325	13,084
Danaher Corp.	1,650	371,382
		384,466
Distribution/Wholesale — 0.3%
Avient Corp.	1,200	56,724
Core-Mark Holding Co., Inc.	1,900	73,511
G-III Apparel Group, Ltd.†	700	21,098
ScanSource, Inc.†	2,500	74,875
ThredUp, Inc., Class A†	896	20,904
Veritiv Corp.†	325	13,825
		260,937
Diversified Manufacturing Operations — 0.1%
EnPro Industries, Inc.	350	29,844
Fabrinet†	525	47,455
		77,299
Security Description	Shares	Value (Note 2)
E-Commerce/Products — 3.6%
Amazon.com, Inc.†	605	$1,871,918
Chewy, Inc., Class A†	8,930	756,460
Farfetch, Ltd., Class A†	12,280	651,086
Stitch Fix, Inc., Class A†	325	16,101
		3,295,565
E-Commerce/Services — 0.7%
EverQuote, Inc., Class A†	725	26,310
Groupon, Inc.†	135	6,824
Match Group, Inc.†	3,969	545,261
Stamps.com, Inc.†	275	54,865
Upwork, Inc.†	950	42,532
		675,792
E-Marketing/Info — 0.0%
comScore, Inc.†	3,100	11,346
E-Services/Consulting — 0.1%
Perficient, Inc.†	1,525	89,548
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,475	15,753
Electric-Integrated — 0.1%
Black Hills Corp.	375	25,039
IDACORP, Inc.	75	7,498
PNM Resources, Inc.	425	20,846
Portland General Electric Co.	900	42,723
		96,106
Electronic Components-Misc. — 0.4%
Bel Fuse, Inc., Class B	2,275	45,250
Benchmark Electronics, Inc.	1,900	58,748
Kimball Electronics, Inc.†	375	9,675
Knowles Corp.†	1,175	24,581
OSI Systems, Inc.†	325	31,232
Sanmina Corp.†	675	27,932
SMART Global Holdings, Inc.†	3,200	147,264
Vishay Intertechnology, Inc.	1,975	47,558
		392,240
Electronic Components-Semiconductors — 0.2%
Amkor Technology, Inc.	3,750	88,912
MACOM Technology Solutions Holdings, Inc.†	250	14,505
Rambus, Inc.†	3,150	61,236
		164,653
Electronic Security Devices — 0.1%
API Group Corp.†*	1,950	40,326
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	1,450	21,069
Green Plains, Inc.†	550	14,889
Maxeon Solar Technologies, Ltd.†	406	12,813
Plug Power, Inc.†	175	6,272
Renewable Energy Group, Inc.†	500	33,020
REX American Resources Corp.†	195	16,413

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
Shoals Technologies Group, Inc., Class A†	2,712	$94,323
SunPower Corp.†	725	24,251
Sunrun, Inc.†	925	55,944
		278,994
Engineering/R&D Services — 0.0%
KBR, Inc.	450	17,276
Enterprise Software/Service — 4.3%
ACI Worldwide, Inc.†	1,200	45,660
Asure Software, Inc.†	1,975	15,089
Coupa Software, Inc.†	2,555	650,196
Donnelley Financial Solutions, Inc.†	650	18,090
eGain Corp.†	4,932	46,805
Evolent Health, Inc., Class A†	3,075	62,115
ManTech International Corp., Class A	575	49,996
MicroStrategy, Inc., Class A†	60	40,728
SVMK, Inc.†	3,775	69,158
Tyler Technologies, Inc.†	772	327,737
Veeva Systems, Inc., Class A†	6,385	1,668,017
Workday, Inc., Class A†	3,610	896,832
Workiva, Inc.†	525	46,337
		3,936,760
Entertainment Software — 1.0%
Activision Blizzard, Inc.	6,162	573,066
Take-Two Interactive Software, Inc.†	1,848	326,542
		899,608
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.	175	23,751
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	50	18,012
Finance-Commercial — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	625	35,063
Finance-Consumer Loans — 0.1%
EZCORP, Inc., Class A†	625	3,106
Navient Corp.	3,550	50,800
Nelnet, Inc., Class A	75	5,456
Regional Management Corp.	275	9,532
		68,894
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	1,200	42,180
Houlihan Lokey, Inc.	50	3,326
Piper Sandler Cos.	150	16,447
		61,953
Security Description	Shares	Value (Note 2)
Finance-Mortgage Loan/Banker — 0.1%
Mr. Cooper Group, Inc.†	450	$15,642
PennyMac Financial Services, Inc.	575	38,450
		54,092
Finance-Other Services — 0.3%
Intercontinental Exchange, Inc.	2,106	235,198
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.	2,125	29,431
NMI Holdings, Inc., Class A†	400	9,456
Radian Group, Inc.	1,750	40,688
		79,575
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	500	23,545
Food-Misc./Diversified — 0.1%
BellRing Brands, Inc., Class A†	2,780	65,636
John B. Sanfilippo & Son, Inc.	300	27,111
		92,747
Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	125	2,454
Footwear & Related Apparel — 0.1%
Crocs, Inc.†	550	44,247
Gas-Distribution — 0.1%
New Jersey Resources Corp.	325	12,958
Northwest Natural Holding Co.	350	18,882
ONE Gas, Inc.	400	30,764
Southwest Gas Holdings, Inc.	275	18,895
		81,499
Gold Mining — 0.1%
Royal Gold, Inc.	906	97,504
Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†	350	9,496
Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	375	25,500
Home Furnishings — 0.2%
Herman Miller, Inc.	1,350	55,552
Hooker Furniture Corp.	325	11,850
Sleep Number Corp.†	775	111,205
		178,607
Housewares — 0.0%
Tupperware Brands Corp.†	475	12,545
Human Resources — 0.2%
Barrett Business Services, Inc.	225	15,494
Cross Country Healthcare, Inc.†	5,575	69,632
Heidrick & Struggles International, Inc.	125	4,465
Kforce, Inc.	775	41,540
Korn Ferry	525	32,744
TrueBlue, Inc.†	1,925	42,388
		206,263

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	525	$13,918
Clearway Energy, Inc., Class C	125	3,517
		17,435
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	775	24,436
CNO Financial Group, Inc.	2,125	51,616
Primerica, Inc.	100	14,782
		90,834
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	225	3,766
First American Financial Corp.	175	9,914
Heritage Insurance Holdings, Inc.	125	1,385
Horace Mann Educators Corp.	75	3,241
James River Group Holdings, Ltd.	150	6,843
ProAssurance Corp.	275	7,359
Stewart Information Services Corp.	275	14,308
		46,816
Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	300	15,096
Essent Group, Ltd.	1,500	71,235
		86,331
Internet Application Software — 3.1%
Okta, Inc.†	4,127	909,715
Shopify, Inc., Class A†	1,705	1,886,582
		2,796,297
Internet Content-Entertainment — 5.4%
Facebook, Inc., Class A†	4,357	1,283,267
Spotify Technology SA†	5,480	1,468,366
Twitter, Inc.†	34,480	2,193,963
		4,945,596
Internet Content-Information/News — 1.5%
IAC/InterActiveCorp†	5,960	1,289,208
Yelp, Inc.†	1,600	62,400
		1,351,608
Internet Security — 0.0%
Proofpoint, Inc.†	125	15,724
Investment Management/Advisor Services — 0.3%
Artisan Partners Asset Management, Inc., Class A	150	7,826
Blucora, Inc.†	2,350	39,104
BrightSphere Investment Group, Inc.	1,050	21,399
Cohen & Steers, Inc.	125	8,166
Federated Hermes, Inc.	750	23,475
Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services (continued)
Focus Financial Partners, Inc., Class A†	1,025	$42,660
Stifel Financial Corp.	812	52,017
Virtus Investment Partners, Inc.	135	31,792
		226,439
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	825	62,221
Manitowoc Co, Inc.†	1,175	24,229
		86,450
Machinery-Electrical — 0.1%
Argan, Inc.	1,350	72,023
Bloom Energy Corp., Class A†	1,725	46,661
		118,684
Machinery-General Industrial — 0.2%
Altra Industrial Motion Corp.	1,050	58,086
Applied Industrial Technologies, Inc.	25	2,279
DXP Enterprises, Inc.†	650	19,611
Kadant, Inc.	200	37,002
Welbilt, Inc.†	1,000	16,250
		133,228
Machinery-Thermal Process — 0.0%
Thermon Group Holdings, Inc.†	525	10,232
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	9,650	144,895
Apollo Medical Holdings, Inc.†	175	4,741
Signify Health, Inc., Class A†	658	19,253
		168,889
Medical Instruments — 2.1%
AngioDynamics, Inc.†	1,650	38,610
Intuitive Surgical, Inc.†	2,340	1,729,120
Natus Medical, Inc.†	1,400	35,854
NuVasive, Inc.†	1,725	113,091
		1,916,675
Medical Labs & Testing Services — 0.2%
Medpace Holdings, Inc.†	360	59,058
Ortho Clinical Diagnostics Holdings PLC†	1,607	31,007
Personalis, Inc.†	2,750	67,678
		157,743
Medical Laser Systems — 0.0%
Cutera, Inc.†	150	4,508
Medical Products — 0.4%
Accuray, Inc.†	7,100	35,145
Cardiovascular Systems, Inc.†	1,125	43,133
Inspire Medical Systems, Inc.†	50	10,350
Integer Holdings Corp.†	775	71,377
iRhythm Technologies, Inc.†	390	54,155
LivaNova PLC†	525	38,708

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products (continued)
Lucira Health, Inc.†	90	$1,089
SeaSpine Holdings Corp.†	2,000	34,800
STAAR Surgical Co.†	690	72,733
Talis Biomedical Corp.†	180	2,313
Zynex, Inc.†	2,475	37,793
		401,596
Medical-Biomedical/Gene — 1.9%
ACADIA Pharmaceuticals, Inc.†	900	23,220
Alder Biopharmaceuticals, Inc. CVR†(1)	2,000	1,760
Amicus Therapeutics, Inc.†	3,275	32,357
Arena Pharmaceuticals, Inc.†	565	39,205
Atara Biotherapeutics, Inc.†	1,450	20,822
Berkeley Lights, Inc.†	375	18,836
Biohaven Pharmaceutical Holding Co., Ltd.†	575	39,301
Black Diamond Therapeutics, Inc.†	525	12,737
Bluebird Bio, Inc.†	100	3,015
Bolt Biotherapeutics, Inc.†	1,048	34,490
Bridgebio Pharma, Inc.†	475	29,260
CytomX Therapeutics, Inc.†	650	5,025
Decibel Therapeutics, Inc.†	39	443
Dicerna Pharmaceuticals, Inc.†	1,200	30,684
Eiger BioPharmaceuticals, Inc.†	1,525	13,496
Emergent BioSolutions, Inc.†	100	9,291
Esperion Therapeutics, Inc.†	200	5,610
Global Blood Therapeutics, Inc.†	475	19,356
Homology Medicines, Inc.†	400	3,764
Intercept Pharmaceuticals, Inc.†	800	18,464
Kronos Bio, Inc.†	1,250	36,587
Ligand Pharmaceuticals, Inc.†	200	30,490
LogicBio Therapeutics, Inc.†	2,575	18,746
Lyra Therapeutics, Inc.†	1,875	21,731
Mersana Therapeutics, Inc.†	1,578	25,532
Metacrine, Inc.†	3,725	23,095
Myriad Genetics, Inc.†	1,125	34,256
Novavax, Inc.†	340	61,645
Pacific Biosciences of California, Inc.†	600	19,986
Puma Biotechnology, Inc.†	2,000	19,440
REGENXBIO, Inc.†	650	22,172
REVOLUTION Medicines, Inc.†	275	12,617
Royalty Pharma PLC, Class A	18,492	806,621
Sana Biotechnology, Inc.†	1,551	51,912
Seer, Inc.†	637	31,863
Sensei Biotherapeutics, Inc.†	1,806	26,241
Sigilon Therapeutics, Inc.†	1,525	34,084
Solid Biosciences, Inc.†	600	3,318
Sutro Biopharma, Inc.†	225	5,121
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
TCR2 Therapeutics, Inc.†	475	$10,488
TG Therapeutics, Inc.†	1,150	55,430
UroGen Pharma, Ltd.†	800	15,584
VYNE Therapeutics, Inc.†	125	856
WaVe Life Sciences, Ltd.†	2,550	14,306
Xencor, Inc.†	725	31,218
Y-mAbs Therapeutics, Inc.†	75	2,268
		1,776,743
Medical-Drugs — 0.9%
Alector, Inc.†	225	4,531
Athenex, Inc.†	1,400	6,020
Clovis Oncology, Inc.†	1,850	12,987
Eagle Pharmaceuticals, Inc.†	350	14,609
Fulcrum Therapeutics, Inc.†	2,858	33,667
Gritstone Oncology, Inc.†	250	2,358
Harpoon Therapeutics, Inc.†	3,057	63,952
Horizon Therapeutics PLC†	700	64,428
Landos Biopharma, Inc.†	2,401	23,122
Lannett Co., Inc.†	5,503	29,056
Marinus Pharmaceuticals, Inc.†	1,606	24,861
Protagonist Therapeutics, Inc.†	1,475	38,202
Reata Pharmaceuticals, Inc., Class A†	305	30,408
Seres Therapeutics, Inc.†	1,300	26,767
Vanda Pharmaceuticals, Inc.†	3,550	53,321
Voyager Therapeutics, Inc.†	6,525	30,733
Zoetis, Inc.	2,274	358,110
		817,132
Medical-Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†	4,700	31,631
Arvinas, Inc.†	25	1,652
Endo International PLC†	10,400	77,064
		110,347
Medical-HMO — 0.0%
Tivity Health, Inc.†	225	5,022
Triple-S Management Corp., Class B†	800	20,824
		25,846
Medical-Hospitals — 0.1%
Tenet Healthcare Corp.†	1,275	66,300
Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	25	2,346
Medical-Outpatient/Home Medical — 0.0%
LHC Group, Inc.†	100	19,121
ModivCare, Inc.†	25	3,703
		22,824
Medical-Wholesale Drug Distribution — 0.2%
AdaptHealth Corp.†	3,200	117,632
Owens & Minor, Inc.	1,150	43,228
		160,860

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal Processors & Fabrication — 0.0%
AZZ, Inc.	250	$12,587
Rexnord Corp.	150	7,064
		19,651
Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	50	3,355
Metal-Aluminum — 0.1%
Alcoa Corp.†	1,300	42,237
Arconic Corp.†	900	22,851
Century Aluminum Co.†	225	3,973
Kaiser Aluminum Corp.	150	16,575
		85,636
Motion Pictures & Services — 0.0%
Eros STX Global Corp.†	675	1,222
Networking Products — 0.1%
Extreme Networks, Inc.†	5,875	51,406
NeoPhotonics Corp.†	4,500	53,775
		105,181
Office Furnishings-Original — 0.1%
HNI Corp.	1,100	43,516
Steelcase, Inc., Class A	1,150	16,548
		60,064
Office Supplies & Forms — 0.0%
ACCO Brands Corp.	3,225	27,219
Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	2,175	15,508
Oil Companies-Exploration & Production — 0.2%
Antero Resources Corp.†	3,750	38,250
CNX Resources Corp.†	725	10,658
Magnolia Oil & Gas Corp., Class A†	2,675	30,709
Ovintiv, Inc.	1,100	26,202
PDC Energy, Inc.†	1,150	39,560
Range Resources Corp.†	1,975	20,402
W&T Offshore, Inc.†	3,150	11,308
		177,089
Oil Refining & Marketing — 0.0%
CVR Energy, Inc.	100	1,918
Delek US Holdings, Inc.	600	13,068
		14,986
Oil-Field Services — 0.2%
ChampionX Corp.†	425	9,235
Helix Energy Solutions Group, Inc.†	1,925	9,721
Matrix Service Co.†	3,350	43,919
MRC Global, Inc.†	2,325	20,995
NexTier Oilfield Solutions, Inc.†	2,925	10,881
NOW, Inc.†	6,100	61,549
Oceaneering International, Inc.†	350	3,997
Oil States International, Inc.†	1,375	8,291
Security Description	Shares	Value (Note 2)
Oil-Field Services (continued)
ProPetro Holding Corp.†	1,750	$18,655
Select Energy Services, Inc., Class A†	750	3,735
		190,978
Paper & Related Products — 0.1%
Domtar Corp.	800	29,560
Glatfelter Corp.	1,225	21,009
Neenah, Inc.	225	11,560
Verso Corp., Class A	1,375	20,061
		82,190
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	2,200	161,876
Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	775	26,249
Precious Metals — 0.0%
Coeur Mining, Inc.†	525	4,741
Hecla Mining Co.	1,400	7,966
		12,707
Printing-Commercial — 0.1%
Ennis, Inc.	1,625	34,694
Quad/Graphics, Inc.†	2,225	7,854
		42,548
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	2,475	18,860
Racetracks — 0.1%
Penn National Gaming, Inc.†	360	37,742
Real Estate Investment Trusts — 1.2%
Acadia Realty Trust	375	7,114
Agree Realty Corp.	200	13,462
Alexander & Baldwin, Inc.	826	13,869
American Assets Trust, Inc.	275	8,921
American Finance Trust, Inc.	975	9,575
Americold Realty Trust	600	23,082
Ares Commercial Real Estate Corp.	650	8,918
Blackstone Mtg. Trust, Inc., Class A	1,025	31,775
Broadstone Net Lease, Inc.	975	17,842
CareTrust REIT, Inc.	475	11,060
CatchMark Timber Trust, Inc., Class A	300	3,054
Centerspace	75	5,100
Chatham Lodging Trust†	200	2,632
City Office REIT, Inc.	1,000	10,620
Colony Capital, Inc.†	2,350	15,228
Columbia Property Trust, Inc.	150	2,565
Community Healthcare Trust, Inc.	300	13,836
DiamondRock Hospitality Co.†	3,275	33,732
Easterly Government Properties, Inc.	475	9,847

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Ellington Financial, Inc.	800	$12,808
Equity LifeStyle Properties, Inc.	75	4,773
Essential Properties Realty Trust, Inc.	750	17,123
First Industrial Realty Trust, Inc.	625	28,619
Four Corners Property Trust, Inc.	1,275	34,935
Getty Realty Corp.	775	21,948
Gladstone Commercial Corp.	725	14,181
Global Medical REIT, Inc.	125	1,639
Global Net Lease, Inc.	500	9,030
Granite Point Mtg. Trust, Inc.	825	9,875
Great Ajax Corp.	100	1,090
Healthcare Realty Trust, Inc.	400	12,128
Highwoods Properties, Inc.	200	8,588
Innovative Industrial Properties, Inc.	100	18,016
Kite Realty Group Trust	450	8,681
KKR Real Estate Finance Trust, Inc.	950	17,470
Ladder Capital Corp.	1,875	22,125
National Health Investors, Inc.	25	1,807
New Senior Investment Group, Inc.	3,025	18,846
New York Mtg. Trust, Inc.	300	1,341
PennyMac Mtg. Investment Trust	1,600	31,360
Physicians Realty Trust	725	12,811
Piedmont Office Realty Trust, Inc., Class A	1,175	20,410
Plymouth Industrial REIT, Inc.	1,125	18,956
PotlatchDeltic Corp.	700	37,044
QTS Realty Trust, Inc., Class A	475	29,469
Redwood Trust, Inc.	3,550	36,955
Retail Opportunity Investments Corp.	575	9,125
Retail Properties of America, Inc., Class A	1,050	11,004
Ryman Hospitality Properties, Inc.†	250	19,377
Sabra Health Care REIT, Inc.	1,600	27,776
Saul Centers, Inc.	75	3,008
Service Properties Trust	775	9,192
SITE Centers Corp.	750	10,170
STAG Industrial, Inc.	850	28,568
Summit Hotel Properties, Inc.†	400	4,064
Sunstone Hotel Investors, Inc.	3,700	46,102
Texas Pacific Land Corp.	140	222,520
TPG RE Finance Trust, Inc.	1,075	12,040
Two Harbors Investment Corp.	529	3,878
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
UMH Properties, Inc.	600	$11,502
Xenia Hotels & Resorts, Inc.†	1,175	22,912
		1,135,498
Real Estate Management/Services — 0.1%
eXp World Holdings, Inc.†	600	27,330
Realogy Holdings Corp.†	2,300	34,799
		62,129
Rental Auto/Equipment — 0.3%
Herc Holdings, Inc.†	2,175	220,393
Rent-A-Center, Inc.	375	21,622
		242,015
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.†	505	87,961
Retail-Apparel/Shoe — 0.5%
Abercrombie & Fitch Co., Class A†	2,750	94,353
Children's Place, Inc.†	250	17,425
Guess?, Inc.	1,150	27,025
Lululemon Athletica, Inc.†	1,040	318,978
Winmark Corp.	75	13,982
		471,763
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.	150	23,668
Lithia Motors, Inc., Class A	50	19,505
Rush Enterprises, Inc., Class A	275	13,703
Sonic Automotive, Inc., Class A	700	34,699
		91,575
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	925	26,964
Retail-Discount — 0.9%
Costco Wholesale Corp.	2,376	837,492
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	475	17,665
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	275	13,574
Retail-Office Supplies — 0.1%
ODP Corp.†	1,315	56,926
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	300	19,701
Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	350	50,596
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	525	50,699
Macy's, Inc.†	3,300	53,427
		104,126
Retail-Restaurants — 0.2%
BJ's Restaurants, Inc.†	675	39,204
Bloomin' Brands, Inc.†	2,900	78,445
Brinker International, Inc.†	750	53,295
		170,944

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.	375	$25,834
Zumiez, Inc.†	1,000	42,900
		68,734
Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	275	15,395
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	200	3,952
Trinseo SA	550	35,018
		38,970
Satellite Telecom — 0.0%
Gogo, Inc.†	3,400	32,844
Savings & Loans/Thrifts — 0.3%
Axos Financial, Inc.†	800	37,608
Brookline Bancorp, Inc.	1,675	25,125
Flushing Financial Corp.	400	8,492
HomeTrust Bancshares, Inc.	675	16,436
Investors Bancorp, Inc.	1,300	19,097
Meridian Bancorp, Inc.	2,850	52,497
Northfield Bancorp, Inc.	2,675	42,586
People's United Financial, Inc.	647	11,582
Washington Federal, Inc.	1,600	49,280
		262,703
Schools — 0.0%
Coursera, Inc.†	253	11,385
Security Services — 0.0%
Brink's Co.	225	17,827
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	250	21,198
Semiconductor Equipment — 1.1%
ASML Holding NV†	1,537	948,882
Cohu, Inc.†	575	24,058
Veeco Instruments, Inc.†	1,450	30,073
		1,003,013
Software Tools — 0.0%
Digital Turbine, Inc.†	400	32,144
Steel Pipe & Tube — 0.0%
Advanced Drainage Systems, Inc.	175	18,093
Steel-Producers — 0.1%
Carpenter Technology Corp.	225	9,259
Cleveland-Cliffs, Inc.†	3,200	64,352
Commercial Metals Co.	1,200	37,008
		110,619
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.†	1,425	30,011
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.†	6,865	49,428
ORBCOMM, Inc.†	2,125	16,214
		65,642
Security Description	Shares	Value (Note 2)
Telecommunication Equipment — 0.0%
ADTRAN, Inc.	750	$12,510
PCTEL, Inc.	675	4,691
		17,201
Television — 0.1%
AMC Networks, Inc., Class A†	925	49,173
Sinclair Broadcast Group, Inc., Class A	2,175	63,641
		112,814
Textile-Products — 0.0%
Albany International Corp., Class A	75	6,260
Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A†	325	3,318
Cinemark Holdings, Inc.†	625	12,757
		16,075
Therapeutics — 0.2%
Akebia Therapeutics, Inc.†	13,075	44,259
Flexion Therapeutics, Inc.†	2,000	17,900
La Jolla Pharmaceutical Co.†	550	2,332
Sarepta Therapeutics, Inc.†	900	67,077
		131,568
Transactional Software — 0.0%
Synchronoss Technologies, Inc.†	10,250	36,593
Transport-Marine — 0.0%
Costamare, Inc.†	925	8,898
Dorian LPG, Ltd.†	791	10,386
		19,284
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	2,075	65,176
Hub Group, Inc., Class A†	375	25,230
		90,406
Transport-Truck — 0.1%
ArcBest Corp.	1,525	107,314
Schneider National, Inc., Class B	275	6,867
		114,181
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	375	16,635
USANA Health Sciences, Inc.†	175	17,080
		33,715
Water — 0.1%
American States Water Co.	575	43,481
Web Hosting/Design — 0.0%
NIC, Inc.	450	15,269
Wireless Equipment — 0.0%
Maxar Technologies, Inc.	975	36,875

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares/ Principal Amount(8)	Value (Note 2)
COMMON STOCKS (continued)
X-Ray Equipment — 0.0%
Varex Imaging Corp.†	525	$10,757
Total Common Stocks (cost $35,782,388)		50,385,316
ASSET BACKED SECURITIES — 8.1%
Diversified Financial Services — 8.1%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(2)	$110,000	120,337
Affirm Asset Securitization Trust Series 2020-Z2, Class A 1.90% due 01/15/2025*	77,501	78,143
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.28% (1 ML+0.17%) due 01/25/2037(3)	2,369	3,237
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	35,000	36,345
Angel Oak Mtg. Trust VRS Series 2021-1, Class A1 0.91% due 01/25/2066*(3)(4)	68,366	68,226
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(3)(4)	59,976	59,929
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(3)(4)	73,491	74,207
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(3)(4)	45,921	46,179
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.69% (1 ML+1.58%) due 10/25/2034	6,318	6,504
BANK VRS Series 2017-BNK8, Class XA 0.73% due 11/15/2050(2)(4)(5)	985,770	39,286
BANK VRS Series 2020-BN26, Class XA 1.24% due 03/15/2063(2)(4)(5)	994,977	86,368
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(2)	91,000	100,048
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	54,365	55,832
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	$41,235	$41,681
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(4)	38,113	39,119
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(4)	40,517	41,486
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(4)	49,781	50,218
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	44,059	45,255
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 0.96% (1 ML+0.85%) due 08/15/2036*(2)	131,000	130,919
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.89% due 02/25/2036(3)(4)	46,994	44,358
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.51% (1 ML + 1.40%) due 10/15/2029*(3)	37,196	37,270
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.51% due 01/15/2051(2)(4)(5)	184,686	5,154
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(2)(4)(5)	319,014	8,493
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.66% due 01/15/2052(2)(4)(5)	995,489	40,320
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(2)(4)(5)	300,530	23,105
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(2)(4)(5)	149,933	17,943
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.79% due 07/15/2053(2)(4)(5)	99,938	11,313
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(4)	43,603	44,397

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(2)	$65,000	$70,076
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.88% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	19,064	18,988
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.01% (1 ML+0.90%) due 10/15/2034*(2)	100,000	100,000
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(2)	90,000	96,414
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(2)	105,000	110,278
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(2)	114,458	122,086
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(2)	123,000	132,781
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(2)	60,000	65,189
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	19,803	14,625
Credit Suisse Mtg. Trust VRS Series 2021-NQM2, Class A1 1.07% due 02/25/2066*(3)(4)	100,000	100,000
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.75% due 06/15/2057(2)(4)(5)	918,923	23,166
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(4)	32,083	32,730
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(2)(4)(5)	99,919	10,289
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(2)	115,000	121,887
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(2)	64,999	68,337
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(3)(4)	$47,954	$48,298
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	48,875	51,357
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	30,000	30,987
Eagle RE, Ltd. FRS Series 2018-1, Class M1 1.81% (1 ML+1.70%) due 11/25/2028*(3)	51,619	51,862
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	70,000	72,114
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	20,000	20,596
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.25% due 05/25/2035(3)(4)	33,763	34,045
GCAT Trust VRS Series 2021-NQM1, Class A1 0.87% due 01/25/2066*(3)(4)	98,366	98,388
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(2)	110,000	111,196
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(2)	30,000	34,534
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.33% due 07/10/2051(2)(4)(5)	1,060,723	23,813
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(2)	86,000	91,791
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(2)	115,000	123,722
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(2)	53,564	53,896
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.36% due 04/25/2036(3)(4)	3,801	3,055
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.91% due 03/25/2047(3)(4)	11,658	9,411

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Home Re, Ltd. FRS Series 2018-1, Class M1 1.71% (1 ML + 1.60%) due 10/25/2028*(3)	$17,756	$17,790
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.65% (1 ML+0.27%) due 05/25/2035(3)	26,151	26,976
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(2)	80,000	85,964
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(2)	20,000	20,571
JPMorgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(2)	64,000	69,039
KKR CLO, Ltd. FRS Series 19, Class A1 1.46% (3 ML+1.22%) due 10/15/2030*(7)	250,000	251,223
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(3)(6)	91,377	92,415
LSTAR Securities Investment Trust FRS Series 2019-3, Class A1 1.62% (1 ML+1.50%) due 04/01/2024*(3)	66,654	65,685
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 1.62% (1 ML + 1.50%) due 05/01/2024*(3)	70,508	69,573
LSTAR Securities Investment Trust Series 2021-1, Class A 1.92% (1 ML+1.80%) due 02/01/2026*(3)	87,825	88,062
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.71% due 12/25/2034(3)(4)	9,790	10,163
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.79% due 02/25/2035(3)(4)	16,686	16,860
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(4)	38,659	39,430
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(4)	55,992	57,740
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(2)(4)(5)	$190,744	$5,600
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(2)	20,000	21,589
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.41% due 06/15/2050(2)(4)(5)	106,430	6,061
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(2)	100,000	100,276
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	22,430	14,152
MortgageIT Trust FRS Series 2005-4, Class A1 0.67% (1 ML+0.56%) due 10/25/2035(3)	39,468	39,347
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.86% (1 ML + 0.75%) due 01/25/2048*(3)	54,648	54,818
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.61% (1 ML+1.50%) due 06/25/2057*(3)	41,162	41,836
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(3)(4)	64,671	67,468
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(4)	40,788	43,197
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(3)(4)	18,965	20,023
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(4)	39,230	41,753
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(4)	69,624	74,657

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(4)	$70,310	$75,022
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(4)	54,910	58,253
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(4)	40,649	43,242
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)(4)	63,555	68,022
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(4)	6,995	7,210
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.51% (1 ML + 1.40%) due 07/25/2029*(3)	7,561	7,564
Oaktown Re, Ltd. FRS Series 2018-1A, Class M1 1.66% (1 ML+1.55%) due 07/25/2028*(3)	30,983	30,993
OBX Trust VRS Series 2021-NQM1, Class A1 1.07% due 02/25/2066*(3)(4)	100,000	100,126
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	10,471	10,488
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.21% (1 ML+0.10%) due 02/25/2037	30,694	19,191
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.26% (3 ML+1.05%) due 04/30/2027*(7)	176,679	176,728
Preston Ridge Partners Mtg. Series 2020-4, Class A1 2.95% due 10/25/2025*(6)	95,856	96,121
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	10,000	10,059
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.24% (1 ML+0.13%) due 05/25/2037	$69,604	$59,119
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(2)	85,000	87,661
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.61% (1 ML+0.50%) due 11/25/2036	160,000	149,574
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	53,086	53,231
STAR Trust VRS Series 2021-1, Class A1 1.22% due 05/25/2065*(1)(3)(4)	100,000	99,998
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	24,799
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 0.72% (1 ML+0.60%) due 02/25/2057*	32,814	32,814
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(4)	15,892	16,009
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(4)	69,693	70,881
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(4)	31,875	32,352
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(4)	37,697	38,394
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(4)	70,668	72,665
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 0.00% (3 ML+1.13%) due 04/15/2034*(7)	100,000	99,975
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(6)	57,059	57,252
Verus Securitization Trust Series 2020-NPL1, Class A1 3.60% due 08/25/2050*(6)	79,078	79,387
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(3)(6)	95,234	95,155

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
VOLT XCVII LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(3)(6)	$100,000	$99,953
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 1.12% (3 ML+0.90%) due 01/18/2029*(7)	250,000	250,022
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 0.90% due 09/15/2057(2)(4)(5)	581,440	19,762
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(2)	65,000	70,021
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.78% due 10/25/2036(3)(4)	11,656	11,448
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,375	50,983
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	30,000	30,420
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	50,000	51,541
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(2)	120,000	129,968
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(2)	110,000	118,944
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(2)	50,111	54,489
Total Asset Backed Securities (cost $7,267,550)		7,403,687
Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 12.6%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	$40,000	$41,850
Aerospace/Defense — 0.2%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	17,093
Boeing Co. Senior Notes 5.15% due 05/01/2030	40,000	46,005
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	15,000	17,616
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	30,000	37,550
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,140
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	35,000	38,859
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	17,341
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,965
		182,569
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	35,000	37,339
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	40,000	42,900
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	15,000	15,844
		58,744
Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	17,000	18,238
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	9,000	8,228
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	21,000	20,512
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	45,000	47,880
		94,858

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks — 0.1%
General Motors Co. Senior Notes 6.13% due 10/01/2025	$75,000	$88,160
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	20,000	19,612
		107,772
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	30,000	30,842
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	30,000	31,560
State Street Corp. Senior Notes 2.35% due 11/01/2025	35,000	36,805
State Street Corp. Senior Notes 2.90% due 03/30/2026	15,000	15,953
		84,318
Banks-Super Regional — 0.4%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	25,000	26,058
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	50,000	52,566
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	35,000	36,555
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	26,703
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	120,000	128,298
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	43,252
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	19,247
		332,679
Beverages-Non-alcoholic — 0.0%
Coca-Cola Co. Senior Notes 3.00% due 03/05/2051	5,000	4,835
Keurig Dr Pepper, Inc. Company Guar. Notes 3.35% due 03/15/2051	10,000	9,927
		14,762
Security Description	Principal Amount(8)	Value (Note 2)
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	$40,000	$40,982
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	11,435
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	15,000	17,234
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	50,000	62,388
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	10,000	10,313
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	17,000	17,795
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	37,000	40,217
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	15,000	16,900
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,000	5,742
		223,006
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	30,000	32,810
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	2,000	2,188
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	50,000	49,058
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	11,933
		95,989
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	30,000	28,425
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	50,000	50,450

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. (continued)
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	$40,000	$41,464
		120,339
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	15,000	14,984
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	40,000	46,671
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	24,000	26,730
		73,401
Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	15,000	15,033
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	80,000	81,536
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	115,000	106,793
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	58,836
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,610
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	20,000	25,979
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	10,427
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	30,840
Security Description	Principal Amount(8)	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	$5,000	$5,130
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	25,000	27,372
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	23,130
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	18,068
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	20,000	26,079
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	80,000	85,412
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	21,325
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	49,568
		591,138
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	15,000	15,633
Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	65,000	63,842
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	35,000	37,779
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	45,000	49,038
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	15,000	16,810
		167,469
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	35,000	38,018
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	10,000	9,870
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	5,000	4,864
		52,752

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	$5,000	$5,825
Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	20,000	20,957
Equifax, Inc. Senior Notes 3.10% due 05/15/2030	5,000	5,186
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	30,000	30,484
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	10,525
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	65,000	69,655
		136,807
Computer Services — 0.2%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	95,000	95,499
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	100,000	96,728
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	15,000	16,275
		208,502
Computers — 0.1%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	45,000	45,567
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	10,556
Apple, Inc. Senior Notes 3.85% due 05/04/2043	5,000	5,640
Apple, Inc. Senior Notes 4.38% due 05/13/2045	5,000	5,989
HP, Inc. Senior Notes 2.20% due 06/17/2025	15,000	15,476
HP, Inc. Senior Notes 3.00% due 06/17/2027	15,000	15,844
		99,072
Security Description	Principal Amount(8)	Value (Note 2)
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	$25,000	$24,750
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	25,781
		50,531
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	110,000	116,944
Containers-Paper/Plastic — 0.1%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	45,000	49,162
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	55,000	53,871
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	35,000	35,758
		89,629
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	95,000	101,602
Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 1.66% due 03/11/2027	75,000	75,073
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	55,000	57,660
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	175,000	187,987
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	32,797
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	85,000	94,732
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	45,000	53,629
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	30,000	30,317
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	16,111
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	190,000	203,055

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	$25,000	$27,888
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	25,000	28,421
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	15,000	14,184
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	55,000	56,624
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	21,583
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	65,000	71,228
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	20,000	22,242
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	45,000	45,767
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	10,000	9,925
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	85,000	90,666
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,692
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	110,000	118,881
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	35,000	38,041
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	35,000	37,460
Morgan Stanley Senior Notes 1.79% due 02/13/2032	70,000	65,031
Morgan Stanley Senior Notes 1.93% due 04/28/2032	55,000	51,623
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	45,044
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	10,151
Morgan Stanley Senior Notes 2.70% due 01/22/2031	65,000	66,093
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.13% due 07/27/2026	$20,000	$21,540
Morgan Stanley Senior Notes 3.59% due 07/22/2028	15,000	16,344
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	16,640
Morgan Stanley Senior Notes 4.43% due 01/23/2030	10,000	11,443
		1,654,872
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	80,000	86,010
Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	30,000	30,734
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	70,000	75,167
		105,901
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	20,000	21,263
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,574
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050*	5,000	4,841
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	23,483
Sempra Energy Senior Notes 3.40% due 02/01/2028	25,000	26,797
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	10,726
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,251
		97,935
Electric-Integrated — 1.0%
AES Corp. Senior Notes 3.30% due 07/15/2025*	20,000	21,217
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	20,000	22,121
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	16,163

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	$20,000	$20,139
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	10,000	10,850
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	15,000	15,895
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	10,000	10,181
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	20,000	20,271
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	10,000	10,492
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	40,000	46,200
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	4,934
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	10,000	10,467
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	30,000	30,554
Exelon Corp. Senior Notes 3.95% due 06/15/2025	45,000	49,157
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,863
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	20,000	18,550
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	60,000	52,200
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	5,733
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	25,000	25,804
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	25,000	27,783
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	27,002
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	70,000	76,205
Security Description	Principal Amount(8)	Value (Note 2)
Electric-Integrated (continued)
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	$25,000	$24,488
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,272
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	25,000	24,442
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	65,000	61,336
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	5,552
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,657
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	5,514
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	30,000	31,848
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	35,000	37,820
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	25,000	27,075
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	5,000	6,605
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	15,214
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	5,000	4,925
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	10,272
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,211
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,473
Southern Co. Senior Notes 3.25% due 07/01/2026	25,000	26,753
Southern Co. Senior Notes 3.70% due 04/30/2030	40,000	43,191
		878,429

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	$40,000	$40,745
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,366
		53,111
Electronic Components-Semiconductors — 0.3%
Broadcom, Inc. Company Guar. Notes 2.60% due 02/15/2033*	35,000	32,550
Broadcom, Inc. Company Guar. Notes 3.15% due 11/15/2025	5,000	5,327
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	15,000	15,079
Broadcom, Inc. Company Guar. Notes 3.75% due 02/15/2051*	10,000	9,604
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	75,000	85,245
Intel Corp. Senior Notes 2.45% due 11/15/2029	15,000	15,345
Intel Corp. Senior Notes 3.10% due 02/15/2060	5,000	4,704
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	22,804
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	45,000	46,862
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	25,000	26,828
		264,348
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	60,000	60,666
Oracle Corp. Senior Notes 2.88% due 03/25/2031	35,000	35,648
Oracle Corp. Senior Notes 3.85% due 04/01/2060	55,000	53,782
Oracle Corp. Senior Notes 3.95% due 03/25/2051	15,000	15,381
Oracle Corp. Senior Notes 4.00% due 11/15/2047	20,000	20,638
Security Description	Principal Amount(8)	Value (Note 2)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 4.10% due 03/25/2061	$20,000	$20,562
		206,677
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	48,000	51,952
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	35,000	37,839
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	15,000	14,692
Mastercard, Inc. Senior Notes 3.35% due 03/26/2030	15,000	16,410
		68,941
Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	135,000	143,514
Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	15,000	15,158
Mondelez International, Inc. Senior Notes 1.50% due 02/04/2031	25,000	22,845
		38,003
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	60,000	57,763
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	11,026
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,674
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	6,379
Kellogg Co. Senior Notes 3.40% due 11/15/2027	35,000	37,855
		118,697
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	65,000	63,443
Service Corp. International Senior Notes 5.13% due 06/01/2029	51,000	54,733
		118,176

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	$23,000	$25,542
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	25,000	27,113
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	50,000	54,156
		106,811
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	80,000	84,400
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	50,000	53,081
		137,481
Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	25,000	24,999
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	25,000	24,787
		49,786
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	25,000	25,667
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	30,000	32,549
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	21,844
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	11,458
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,302
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,552
		125,372
Insurance-Life/Health — 0.2%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	95,000	111,049
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	55,000	53,738
Security Description	Principal Amount(8)	Value (Note 2)
Insurance-Life/Health (continued)
Unum Group Senior Notes 4.00% due 06/15/2029	$10,000	$10,826
Unum Group Senior Notes 4.50% due 03/15/2025	15,000	16,758
Unum Group Senior Notes 4.50% due 12/15/2049	25,000	25,010
		217,381
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	10,695
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	45,000	46,323
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	15,743
		72,761
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	25,000	26,815
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	50,000	50,665
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	35,000	35,228
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	15,000	15,387
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	50,000	55,182
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	15,000	16,924
		87,493
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	15,000	16,869
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,322
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	25,000	25,146

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	$55,000	$54,651
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	10,000	9,965
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,065
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	60,000	56,276
		158,425
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	30,000	31,892
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	15,000	16,899
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	20,000	23,312
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	50,000	49,236
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	40,000	35,603
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	20,000	21,837
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	55,000	60,467
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	10,369
		249,615
Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	29,445
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	12,366
Centene Corp. Senior Notes 3.38% due 02/15/2030	25,000	25,234
Centene Corp. Senior Notes 4.63% due 12/15/2029	75,000	81,173
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,343
Security Description	Principal Amount(8)	Value (Note 2)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	$40,000	$42,957
		217,518
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,331
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	20,000	20,231
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	25,000	28,750
Sutter Health Notes 3.36% due 08/15/2050	15,000	14,796
		69,108
Multimedia — 0.1%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	30,000	33,628
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	25,000	29,551
		63,179
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	65,000	65,627
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 2.50% due 11/15/2050	10,000	8,607
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	5,705
		14,312
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	104,000	102,700
Oil Companies-Exploration & Production — 0.2%
Apache Corp. Senior Notes 4.88% due 11/15/2027	30,000	30,750
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	30,000	31,681
Hess Corp. Senior Notes 7.13% due 03/15/2033	9,000	11,461
Hess Corp. Senior Notes 7.30% due 08/15/2031	15,000	19,141

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Pioneer Natural Resources Co. Senior Notes 2.15% due 01/15/2031	$35,000	$32,837
SM Energy Co. Senior Notes 6.13% due 11/15/2022	20,000	19,550
		145,420
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	15,000	13,346
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	5,000	5,476
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	25,000	28,172
		46,994
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	40,000	45,075
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	15,000	14,689
		59,764
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	10,000	11,228
Pharmacy Services — 0.1%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	65,000	64,137
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	35,000	38,562
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	24,422
		127,121
Pipelines — 0.4%
Energy Transfer Operating LP Senior Notes 4.95% due 06/15/2028	15,000	16,777
Energy Transfer Operating LP Senior Notes 5.15% due 03/15/2045	10,000	10,279
Energy Transfer Operating LP Senior Notes 5.25% due 04/15/2029	25,000	28,441
Energy Transfer Operating LP Senior Notes 6.13% due 12/15/2045	80,000	91,345
Security Description	Principal Amount(8)	Value (Note 2)
Pipelines (continued)
Energy Transfer Operating LP Senior Notes 6.25% due 04/15/2049	$15,000	$17,564
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	30,000	29,775
MPLX LP Senior Notes 1.75% due 03/01/2026	10,000	10,011
MPLX LP Senior Notes 4.70% due 04/15/2048	15,000	16,140
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,703
MPLX LP Senior Notes 5.50% due 02/15/2049	5,000	5,859
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	15,000	14,742
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	15,000	17,553
ONEOK, Inc. Company Guar. Notes 6.00% due 06/15/2035	5,000	5,888
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	5,000	6,611
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	30,000	32,563
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	25,000	28,037
Sunoco Logistics Partners Operations LP Senior Notes 4.00% due 10/01/2027	10,000	10,749
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	30,000	31,350
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	5,000	6,136
Williams Cos., Inc. Senior Notes 6.30% due 04/15/2040	7,000	8,982
		394,505
Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 1.50% due 01/31/2028	30,000	28,589
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	20,847

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
American Tower Corp. Senior Notes 2.95% due 01/15/2051	$30,000	$26,434
Brixmor Operating Partnership LP Senior Notes 2.25% due 04/01/2028	5,000	4,902
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	40,000	43,057
Crown Castle International Corp. Senior Notes 1.05% due 07/15/2026	65,000	62,659
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	40,000	41,339
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	22,419
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	10,000	11,536
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	40,000	41,952
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	75,000	75,132
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	52,650
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	5,000	4,838
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	5,000	5,269
		441,623
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	20,000	20,141
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	40,000	42,135
		62,276
Security Description	Principal Amount(8)	Value (Note 2)
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	$40,000	$43,545
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	35,000	36,756
Lowe's Cos., Inc. Senior Notes 1.70% due 10/15/2030	5,000	4,693
Lowe's Cos., Inc. Senior Notes 2.63% due 04/01/2031	55,000	55,115
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	10,000	10,411
		106,975
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	50,000	51,225
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	25,000	26,342
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	25,000	25,908
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	10,000	11,323
		63,573
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	5,000	4,971
Howard University Notes 2.80% due 10/01/2030	5,000	4,988
Howard University Notes 2.90% due 10/01/2031	40,000	40,206
		50,165
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	5,000	6,096
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	20,000	25,056
		31,152

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	$40,000	$36,167
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	59,000	53,877
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	70,000	67,540
AT&T, Inc. Senior Notes 3.65% due 09/15/2059*	2,000	1,822
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	25,000	23,677
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	11,268
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	20,000	18,235
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	100,000	105,383
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	115,000	116,208
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	55,000	54,756
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	5,000	5,366
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	11,421
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000	17,912
		523,632
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	20,000	19,006
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	25,000	22,722
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	10,000	9,676
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	25,000	29,069
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	20,000	24,386
Security Description	Principal Amount(8)	Value (Note 2)
Tobacco (continued)
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	$55,000	$54,109
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000	36,881
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	15,000	15,637
		211,486
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	80,000	78,609
Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	5,000	4,932
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062*	50,000	44,343
		49,275
Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.30% due 03/15/2027	20,000	21,701
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	20,000	22,695
		44,396
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	30,000	31,575
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	25,000	27,434
		59,009
Water — 0.0%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	10,000	10,277
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000	17,193
		27,470
Total U.S. Corporate Bonds & Notes (cost $11,411,183)		11,581,673

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 0.9%
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	$25,000	$33,263
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	50,000	55,139
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	25,000	27,122
		82,261
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	5,817
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	27,625
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	17,000	19,002
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027*	10,000	9,705
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	10,000	9,616
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*	20,000	19,000
		38,321
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	50,000	53,812
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	50,000	47,813
		101,625
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	55,000	57,634
Networking Products — 0.1%
Nokia Oyi Senior Notes 4.38% due 06/12/2027	45,000	47,700
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	24,450
		72,150
Security Description	Principal Amount(8)		Value (Note 2)
Oil Companies-Exploration & Production — 0.1%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*		$15,000	$15,076
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*		10,000	10,063
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*		30,000	29,925
			55,064
Oil Companies-Integrated — 0.1%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		20,000	20,460
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040		25,000	26,539
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050		10,000	10,587
Suncor Energy, Inc. Senior Notes 3.75% due 03/04/2051		15,000	14,579
			72,165
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030		5,000	5,570
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		10,000	11,218
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		5,000	5,730
			22,518
Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*		85,000	85,913
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		50,000	55,569
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*		8,000	9,335
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		10,000	11,973
			76,877
SupraNational Banks — 0.0%
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	715,000	35,146

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	$30,000	$29,683
Total Foreign Corporate Bonds & Notes (cost $788,775)		815,064
MUNICIPAL BONDS & NOTES — 0.8%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000	5,729
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	17,132
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	25,000	29,247
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	10,617
County of Riverside, CA Revenue Bonds 2.86% due 02/15/2026	70,000	74,005
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	70,000	74,904
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	65,000	65,603
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	30,000	35,237
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	80,000	99,095
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	29,000	41,484
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	85,000	93,072
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	85,000	104,340
State of California General Obligation Bonds 7.30% due 10/01/2039	15,000	22,869
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	46,091	47,821
Security Description	Principal Amount(8)	Value (Note 2)
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	$10,000	$10,526
Total Municipal Bonds & Notes (cost $671,043)		731,681
U.S. GOVERNMENT AGENCIES — 16.8%
Federal Home Loan Mtg. Corp. — 0.5%
2.50% due 01/01/2028	2,482	2,600
2.50% due 04/01/2028	8,170	8,560
3.00% due 08/01/2027	2,513	2,654
3.50% due 03/01/2042	3,825	4,158
3.50% due 08/01/2042	17,049	18,432
3.50% due 09/01/2043	12,286	13,331
4.00% due 03/01/2023	3	3
4.00% due 10/01/2043	15,296	16,838
4.50% due 01/01/2039	455	513
5.00% due 05/01/2034	8,174	9,378
5.50% due 07/01/2034	3,528	4,102
5.50% due 05/01/2037	1,146	1,347
6.00% due 08/01/2026	6,090	6,840
6.50% due 05/01/2029	610	695
7.50% due 08/01/2023	15	15
Federal Home Loan Mtg. Corp. FRS 1.74% (6 ML+1.49%) due 02/01/2037	473	491
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.48% due 01/25/2034(2)(4)(5)	174,777	8,499
Series K064, Class X1 0.60% due 03/25/2027(2)(4)(5)	314,046	10,265
Series K122, Class X1 0.88% due 11/25/2030(2)(4)(5)	99,963	7,222
Series K121, Class X1 1.03% due 10/25/2030(2)(4)(5)	111,947	9,229
Series K114, Class X1 1.12% due 06/25/2030(2)(4)(5)	204,826	18,303
Series K104, Class X1 1.13% due 01/25/2030(2)(4)(5)	169,738	14,405
Series K111, Class X1 1.57% due 05/25/2030(2)(4)(5)	99,866	12,255
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(2)	68,000	75,081
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(3)	14,100	15,423

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-DNA3, Class M1 0.86% (1 ML+0.75%) due 09/25/2048*(3)	$177	$177
Series 2018-HRP1, Class M2 1.76% (1 ML+1.65%) due 04/25/2043*(3)	12,638	12,553
Series 2019-HQA3, Class M2 1.97% (1 ML + 1.85%) due 09/25/2049*(3)	24,823	24,684
Series 2019-DNA3, Class M2 2.16% (1 ML + 2.05%) due 07/25/2049*(3)	32,532	32,466
Series 2019-HQA1, Class M2 2.46% (1 ML + 2.35%) due 02/25/2049*(3)	54,294	54,388
Series 2019-DNA2, Class M2 2.56% (1 ML+2.45%) due 03/25/2049*(3)	39,015	39,064
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(3)	21,123	21,461
Series 3964, Class MD 2.00% due 01/15/2041(3)	1,414	1,448
Series 4961, Class JB 2.50% due 12/15/2042(3)	37,872	39,528
Series 3883, Class PB 3.00% due 05/15/2041(3)	12,502	13,441
Series 1577, Class PK 6.50% due 09/15/2023(3)	467	491
Series 1226, Class Z 7.75% due 03/15/2022(3)	31	31
		500,371
Federal National Mtg. Assoc. — 1.8%
2.50% due 02/01/2043	40,516	41,882
2.50% due 03/01/2043	88,624	91,787
2.64% due 03/01/2027	26,426	28,150
2.78% due 03/01/2027	59,639	63,980
2.97% due 06/01/2027	102,393	110,934
3.00% due 12/01/2027	6,527	6,899
3.00% due 01/01/2028	5,979	6,320
4.50% due 01/01/2039	1,426	1,606
4.50% due 06/01/2039	17,395	18,998
4.50% due 09/01/2039	3,538	3,940
4.50% due 05/01/2041	4,019	4,529
5.00% due 05/01/2035	1,182	1,375
5.00% due 07/01/2040	25,257	28,990
5.50% due 12/01/2029	1,028	1,149
5.50% due 06/01/2035	77,857	91,141
5.50% due 06/01/2036	35,971	41,820
5.50% due 08/01/2037	7,542	8,835
5.50% due 06/01/2038	4,900	5,761
6.00% due 06/01/2021	742	742
Security Description	Principal Amount(8)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.00% due 12/01/2033	$4,450	$5,310
6.00% due 05/01/2034	3,586	4,285
6.00% due 08/01/2034	687	820
6.00% due 11/01/2038	916	1,090
7.00% due 06/01/2037	7,354	8,764
Federal Home Loan Mtg. Corp. STRIPS Series 415, Class A3 3.00% due 11/25/2042(3)	26,845	27,624
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.21% (1 ML +2.10%) due 06/25/2039*(3)	21,392	21,436
Series 2019-R03, Class 1M2 2.26% (1 ML+2.15%) due 09/25/2031*(3)	15,525	15,561
Series 2019-HRP1, Class M2 2.26% (1 ML+2.15%) due 11/25/2039*(3)	17,155	16,894
Series 2017-C01, Class 1M2 3.66% (1 ML+3.55%) due 07/25/2029(3)	20,776	21,400
Series 2016-C07, Class 2M2 4.46% (1 ML+4.35%) due 05/25/2029(3)	33,089	34,436
Federal National Mtg. Assoc. FRS 2.33% (12 ML+1.82%) due 10/01/2040	1,172	1,237
2.36% (12 ML+1.57%) due 05/01/2037	961	1,011
Federal National Mtg. Assoc., REMIC VRS Series 2019-M21, Class X3 1.21% due 06/25/2034(2)(4)(5)	367,963	42,461
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(3)	25,691	26,242
Series 2012-128, Class PD 1.50% due 06/25/2042(3)	37,603	38,383
Series 2013-77, Class BP 1.70% due 06/25/2043(3)	19,931	20,274
Series 2011-117, Class MA 2.00% due 08/25/2040(3)	2,359	2,407
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	9,990	10,298
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	18,619	19,234
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	17,389	17,951
Series 2016-11, Class GA 2.50% due 03/25/2046(3)	19,203	20,015
Series 2019-54, Class KC 2.50% due 09/25/2049(3)	66,843	70,086
Series 2019-41, Class AC 2.50% due 03/25/2053(3)	32,251	33,382

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	$27,080	$28,123
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	10,071	10,825
Series 2017-34, Class JK 3.00% due 05/25/2047(3)	12,822	13,279
Series 2017-72, Class B 3.00% due 09/25/2047(3)	23,978	25,512
Series 2017-72, Class CD 3.00% due 09/25/2047(3)	24,269	25,850
Series 2019-45, Class PT 3.00% due 08/25/2049(3)	38,198	41,084
Series 2017-96, Class PA 3.00% due 12/25/2054(3)	48,442	50,937
Series 2012-52, Class PA 3.50% due 05/25/2042(3)	11,755	12,717
Series 2017-26, Class CG 3.50% due 07/25/2044(3)	24,851	26,045
Series 2018-38, Class PC 3.50% due 03/25/2045(3)	14,216	14,525
Series 2018-80, Class GD 3.50% due 12/25/2047(3)	21,885	23,071
Series 2018-23, Class LA 3.50% due 04/25/2048(3)	25,933	27,909
Series 2019-7, Class JA 3.50% due 03/25/2049(3)	25,431	27,239
Series 2019-14, Class CA 3.50% due 04/25/2049(3)	29,267	31,822
Series 2017-35, Class AH 3.50% due 04/25/2053(3)	27,749	28,686
Series 2017-84, Class KA 3.50% due 04/25/2053(3)	19,803	20,439
Series 2019-15, Class AB 3.50% due 05/25/2053(3)	29,812	31,529
Series 2018-72, Class BA 3.50% due 07/25/2054(3)	40,027	42,131
Series 2018-19, Class DC 3.50% due 05/25/2056(3)	14,846	15,606
Series 2018-70, Class HA 3.50% due 10/25/2056(3)	28,044	29,632
Series 2019-12, Class HA 3.50% due 11/25/2057(3)	29,124	31,347
Series 2019-7, Class CA 3.50% due 11/25/2057(3)	25,046	26,667
Series 2019-28, Class JA 3.50% due 06/25/2059(3)	28,928	31,380
Series 2017-49, Class JA 4.00% due 07/25/2053(3)	22,373	23,416
		1,659,210
Government National Mtg. Assoc. — 4.5%
2.00% due April 30 TBA	650,000	655,954
2.50% due April 30 TBA	175,000	180,438
2.50% due May 30 TBA	175,000	180,089
3.00% due April 30 TBA	425,000	442,672
3.00% due May 30 TBA	500,000	521,045
3.50% due April 30 TBA	600,000	633,188
Security Description	Principal Amount(8)	Value (Note 2)
Government National Mtg. Assoc. (continued)
3.50% due May 30 TBA	$600,000	$633,609
4.00% due 07/15/2041	11,473	12,555
4.00% due 08/15/2041	4,711	5,205
4.00% due 10/15/2041	7,267	8,052
4.00% due April 30 TBA	675,000	721,688
4.50% due 06/15/2041	52,530	59,153
6.00% due 11/15/2028	8,671	10,112
7.00% due 07/15/2033	3,875	4,463
9.00% due 11/15/2021	8	8
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(3)	29,187	29,512
Series 2015-151, Class BA 1.70% due 10/20/2045(3)	16,029	16,243
Series 2013-37, Class LG 2.00% due 01/20/2042(3)	23,637	24,283
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	320	358
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	2,852	3,276
		4,141,903
Uniform Mtg. Backed Securities — 10.0%
1.50% due April 15 TBA	212,500	213,397
1.50% due May 15 TBA	212,500	213,060
2.00% due April 15 TBA	850,000	872,080
2.00% due April 30 TBA	1,945,000	1,939,264
2.00% due May 30 TBA	2,610,000	2,597,511
2.50% due April 30 TBA	305,000	312,762
2.50% due May 30 TBA	145,000	148,379
3.00% due April 30 TBA	705,000	734,315
3.00% due May 30 TBA	345,000	359,413
3.50% due April 30 TBA	600,000	633,586
4.00% due April 30 TBA	625,000	670,703
4.50% due April 30 TBA	425,000	462,652
		9,157,122
Total U.S. Government Agencies (cost $15,385,438)		15,458,606
U.S. GOVERNMENT TREASURIES — 14.0%
United States Treasury Bonds — 4.7%
1.00% due 02/15/2048 TIPS(9)	58,334	72,106
1.25% due 05/15/2050	206,000	154,935
1.88% due 02/15/2041	235,000	218,256
1.88% due 02/15/2051	265,000	234,194
2.25% due 08/15/2046	50,000	48,389
2.25% due 08/15/2049	95,000	91,575
2.38% due 11/15/2049	185,000	183,266
2.50% due 02/15/2045	5,000	5,092
2.88% due 08/15/2045	370,000	403,040
3.13% due 08/15/2044	485,000	550,645
3.38% due 05/15/2044(10)(11)	1,370,000	1,617,884
3.63% due 08/15/2043	160,000	195,912
3.63% due 02/15/2044	291,000	356,884
3.75% due 11/15/2043	140,000	174,754
		4,306,932

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(8)		Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 9.3%
0.13% due 09/15/2023		$715,000	$712,961
0.38% due 01/15/2027 TIPS(9)		178,652	196,950
0.63% due 12/31/2027		840,000	799,214
0.63% due 05/15/2030		1,510,000	1,373,097
0.63% due 08/15/2030		795,000	719,848
0.75% due 07/15/2028 TIPS(9)		41,678	47,482
2.75% due 08/31/2025		2,005,000	2,176,991
2.75% due 02/15/2028		1,045,000	1,139,050
2.88% due 09/30/2023		1,270,000	1,353,096
			8,518,689
Total U.S. Government Treasuries (cost $13,113,155)			12,825,621
FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
Sovereign — 1.2%
Commonwealth of Australia Senior Notes 1.75% due 06/21/2051	AUD	60,000	36,463
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	156,975
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	55,000	69,038
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	65,000	75,478
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	42,000	60,550
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	100,000	116,390
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	100,000	105,848
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	100,000	123,427
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	100,000	113,470
Republic of Peru Senior Notes 2.39% due 01/23/2026		5,000	5,136
Republic of Peru Senior Notes 2.78% due 01/23/2031		50,000	49,950
Republic of Peru Senior Notes 3.30% due 03/11/2041		20,000	19,394
Republic of Peru Senior Notes 3.55% due 03/10/2051		20,000	19,422
Security Description	Shares/ Principal Amount(8)		Value (Note 2)
Sovereign (continued)
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	130,000	$142,984
United Mexican States Senior Bonds 4.75% due 03/08/2044		56,000	58,809
Total Foreign Government Obligations (cost $1,201,700)			1,153,334
OPTIONS — PURCHASED†(12) — 0.1%
Over the Counter Call Options on Currency Contracts (cost $216,024)		39,114,050	57,791
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(1)		4	48
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		10,000	102
Lehman Brothers Holdings, Inc. Capital Trust VII Escrow Security 0.00% †		8,000	1
Total Escrows And Litigation Trusts (cost $0)			151
Total Long-Term Investment Securities (cost $85,837,256)			100,412,924
SHORT-TERM INVESTMENT SECURITIES — 2.6%
Registered Investment Companies — 2.6%
State Street Institutional Treasury Money Market Fund, Premier Class 0.04%(13) (cost $2,420,952)		2,420,952	2,420,952
REPURCHASE AGREEMENTS — 2.3%
Bank of America Securities LLC Joint Repurchase Agreement(14)		510,000	510,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)		355,000	355,000
BNP Paribas SA Joint Repurchase Agreement(14)		305,000	305,000
Deutsche Bank AG Joint Repurchase Agreement(14)		470,000	470,000
RBS Securities, Inc. Joint Repurchase Agreement(14)		470,000	470,000
Total Repurchase Agreements (cost $2,110,000)			2,110,000
TOTAL INVESTMENTS (cost $90,368,208)(15)		114.3%	104,943,876
Liabilities in excess of other assets		(14.3)	(13,158,675)
NET ASSETS		100.0%	$91,785,201

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2021, the aggregate value of these securities was $8,435,507 representing 9.2% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Commercial Mortgage Backed Security

(3)  Collateralized Mortgage Obligation

(4)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)  Interest Only

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2021.

(7)  Collateralized Loan Obligation

(8)  Denominated in United States dollars unless otherwise indicated.

(9)  Principal amount of security is adjusted for inflation.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(12)  Options — Purchased

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$6,882	$36,735	$20,604	$(16,131)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	6,326	34,353	7,996	(26,357)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	6,036	36,553	1,002	(35,551)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	7,255	36,035	28,047	(7,988)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.0600 CNY per $1 USD	NatWest Markets PLC	July 2021	CNY	8.06	6,827	36,209	136	(36,073)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.4845 CNY per $1 USD	NatWest Markets PLC	May 2021	CNY	8.49	5,789	36,139	6	(36,133)
						$216,024	$57,791	$(158,233)

CNY — Chinese Yuan

USD — United States Dollar

(13)  The rate shown is the 7-day yield as of March 31, 2021.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 4 for cost of investments on a tax basis.

AUD — Australian Dollar

CLO — Collateralized Loan Obligation

CVR — Contingent Value Rights

EUR — Euro Currency

MXN — Mexican Peso

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

REMIC — Real Estate Mortgage Investment Conduit

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Australian 10 Year Bonds	June 2021	$209,810	$209,810	$0
1	Short	Euro-BUXL 30 Year Bonds	June 2021	242,936	241,623	1,313
3	Long	Euro-OAT	June 2021	569,439	569,756	317
1	Short	Long Gilt	June 2021	177,150	175,895	1,255
24	Short	U.S. Treasury 10 Year Ultra Bonds	June 2021	3,555,079	3,448,500	106,579
56	Short	U.S. Treasury 5 Year Notes	June 2021	6,976,703	6,910,312	66,391
9	Short	U.S. Treasury Long Bonds	June 2021	1,433,835	1,391,344	42,491
						$218,346
						Unrealized (Depreciation)
2	Long	E-Mini Russell 2000 Index	June 2021	$233,684	$222,250	$(11,434)
3	Short	Euro-BTP	June 2021	524,613	525,287	(674)
3	Short	Euro-Bund	June 2021	601,691	602,580	(889)
12	Long	U.S. Treasury 10 Year Notes	June 2021	1,611,215	1,571,250	(39,965)
2	Long	U.S. Treasury 2 Year Notes	June 2021	441,766	441,453	(313)
1	Long	U.S. Treasury Ultra Bonds	June 2021	184,125	181,219	(2,906)
						$(56,181)
Net Unrealized Appreciation (Depreciation)						$162,165

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Canadian Imperial Bank of Commerce	EUR	107,000	USD	126,770	06/16/2021	$1,104	$—
Citibank N.A.	USD	16,705	EUR	14,000	06/16/2021	—	(262)
Goldman Sachs International	MXN	715,000	USD	35,229	06/10/2021	495	—
	USD	1,216	ILS	4,000	06/16/2021	—	(19)
						495	(19)
Morgan Stanley & Co. Inc.	EUR	602,000	USD	717,994	06/16/2021	10,972	—
	ILS	4,000	USD	1,206	06/16/2021	8	—
						10,980	—
Toronto Dominion Bank	AUD	59,000	USD	45,450	06/16/2021	622	—
Unrealized Appreciation (Depreciation)						$13,201	$(281)

AUD — Australian Dollar

EUR — Euro Currency

ILS — New Israeli Sheqel

MXN — Mexican Peso

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	09/16/2050	USD-3 Month-LIBOR-BBA/Quarterly	0.81%/Semi-annually	$230	$23,506
USD	265	12/16/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.38%/Semi-annually	(452)	7,821
					$(222)	$31,327

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,774,983	$—	$1,760	$1,776,743
Other Industries	48,608,573	—	—	48,608,573
Asset Backed Securities:
Diversified Financial Services	—	7,303,689	99,998	7,403,687
U.S. Corporate Bonds & Notes	—	11,581,673	—	11,581,673
Foreign Corporate Bonds & Notes	—	815,064	—	815,064
Municipal Bonds & Notes	—	731,681	—	731,681
U.S. Government Agencies	—	15,458,606	—	15,458,606
U.S. Government Treasuries	—	12,825,621	—	12,825,621
Foreign Government Obligations	—	1,153,334	—	1,153,334
Options - Purchased	—	57,791	—	57,791
Escrows and Litigation Trusts	—	102	49	151
Short-Term Investment Securities		2,420,952		2,420,952
Repurchase Agreement	—	2,110,000	—	2,110,000
Total Investments at Value	$52,804,508	$52,037,561	$101,807	$104,943,876
Other Financial Instruments:†
Futures Contracts	$218,346	$—	$—	$218,346
Forward Foreign Currency Contracts	—	13,201	—	13,201
Centrally Cleared Interest Rate Swap Contracts	—	31,327	—	31,327
Total Other Financial Instruments	$218,346	$44,528	$—	$262,874
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$56,181	$—	$—	$56,181
Forward Foreign Currency Contracts	—	281	—	281
	$56,181	$281	$—	$56,462

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
Uniform Mtg. Backed Securities	17.0%
Diversified Financial Services	14.3
United States Treasury Notes	11.9
Government National Mtg. Assoc.	8.3
United States Treasury Bonds	7.2
Internet Content-Entertainment	4.2
Repurchase Agreements	4.1
Federal National Mtg. Assoc.	3.4
Enterprise Software/Service	3.4
Commercial Services-Finance	3.3
Computer Software	2.9
Diversified Banking Institutions	2.9
E-Commerce/Products	2.8
Internet Application Software	2.4
Sovereign	2.3
Registered Investment Companies	1.8
Medical Instruments	1.7
Electric-Integrated	1.6
Municipal Bonds & Notes	1.5
Federal Home Loan Mtg. Corp.	1.2
Internet Content-Information/News	1.1
Real Estate Investment Trusts	1.1
Cable/Satellite TV	1.1
Medical-Biomedical/Gene	1.1
Medical-Drugs	1.0
Applications Software	1.0
Telephone-Integrated	0.9
Semiconductor Equipment	0.8
Entertainment Software	0.8
Chemicals-Specialty	0.8
Aerospace/Defense-Equipment	0.8
Pipelines	0.7
Retail-Discount	0.7
Communications Software	0.7
Banks-Super Regional	0.7
Electronic Components-Semiconductors	0.5
Finance-Other Services	0.5
E-Commerce/Services	0.5
Tobacco	0.5
Containers-Metal/Glass	0.4
Brewery	0.4
Insurance-Life/Health	0.4
Cellular Telecom	0.4
Computer Services	0.4
Medical-HMO	0.4
Oil Companies-Exploration & Production	0.4
Coatings/Paint	0.3
Building Products-Cement	0.3
Aerospace/Defense	0.3
Diagnostic Equipment	0.3
Retail-Apparel/Shoe	0.3
Hazardous Waste Disposal	0.3
Retail-Restaurants	0.2
Insurance Brokers	0.2
Pharmacy Services	0.2
Building & Construction Products-Misc.	0.2
Oil Companies-Integrated	0.2
Gas-Distribution	0.2
Retail-Building Products	0.2
Funeral Services & Related Items	0.2
Semiconductor Components-Integrated Circuits	0.2%
Computers	0.2
Drug Delivery Systems	0.2
Food-Misc./Diversified	0.2
Office Automation & Equipment	0.2
Electric-Distribution	0.2
Broadcast Services/Program	0.2
Decision Support Software	0.2
Auto-Cars/Light Trucks	0.2
Banks-Fiduciary	0.2
Data Processing/Management	0.2
Transactional Software	0.2
Chemicals-Diversified	0.2
Building-Residential/Commercial	0.2
Insurance-Mutual	0.1
Networking Products	0.1
Medical-Hospitals	0.1
Finance-Credit Card	0.1
Rental Auto/Equipment	0.1
Internet Security	0.1
Music	0.1
Diversified Manufacturing Operations	0.1
Trucking/Leasing	0.1
Multimedia	0.1
Apparel Manufacturers	0.1
Oil Refining & Marketing	0.1
Metal-Iron	0.1
Independent Power Producers	0.1
Electric-Transmission	0.1
Retail-Pawn Shops	0.1
Finance-Consumer Loans	0.1
Consulting Services	0.1
Containers-Paper/Plastic	0.1
Transport-Services	0.1
Schools	0.1
Gold Mining	0.1
Retail-Auto Parts	0.1
Food-Confectionery	0.1
Advertising Sales	0.1
Transport-Rail	0.1
Machinery-General Industrial	0.1
SupraNational Banks	0.1
Banks-Commercial	0.1
Electronic Components-Misc.	0.1
Options Purchased	0.1
125.6%

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited) (continued)

Credit Quality†#
Aaa	58.5%
Aa	0.8
A	8.2
Baa	13.4
Ba	5.9
B	0.4
Caa	0.5
Ca	0.2
Not Rated##	12.1
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 29.6%
Aerospace/Defense-Equipment — 0.7%
HEICO Corp., Class A	3,412	$387,603
Applications Software — 0.8%
Roper Technologies, Inc.	408	164,562
ServiceNow, Inc.†	544	272,060
		436,622
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	569	191,082
Chemicals-Specialty — 0.8%
Ecolab, Inc.	2,023	433,064
Coatings/Paint — 0.3%
Sherwin-Williams Co.	274	202,215
Commercial Services-Finance — 3.0%
Adyen NV†*	84	187,508
Avalara, Inc.†	1,261	168,255
PayPal Holdings, Inc.†	1,097	266,395
S&P Global, Inc.	586	206,782
Square, Inc., Class A†	4,058	921,369
		1,750,309
Communications Software — 0.7%
Zoom Video Communications, Inc., Class A†	1,246	400,327
Computer Software — 2.9%
Datadog, Inc., Class A†	851	70,922
Snowflake, Inc., Class A†	2,006	459,936
Twilio, Inc., Class A†	2,675	911,533
ZoomInfo Technologies, Inc., Class A†	4,844	236,872
		1,679,263
Containers-Metal/Glass — 0.2%
Ball Corp.	1,588	134,567
Diagnostic Equipment — 0.3%
Danaher Corp.	807	181,640
E-Commerce/Products — 2.8%
Amazon.com, Inc.†	295	912,753
Chewy, Inc., Class A†	4,366	369,844
Farfetch, Ltd., Class A†	5,983	317,219
		1,599,816
E-Commerce/Services — 0.5%
Match Group, Inc.†	1,940	266,517
Enterprise Software/Service — 3.0%
Coupa Software, Inc.†	1,249	317,846
Tyler Technologies, Inc.†	377	160,048
Veeva Systems, Inc., Class A†	3,139	820,032
Workday, Inc., Class A†	1,759	436,988
		1,734,914
Entertainment Software — 0.8%
Activision Blizzard, Inc.	3,013	280,209
Take-Two Interactive Software, Inc.†	904	159,737
		439,946
Security Description	Shares/ Principal Amount(12)	Value (Note 2)
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	1,029	$114,919
Gold Mining — 0.1%
Royal Gold, Inc.	440	47,353
Internet Application Software — 2.4%
Okta, Inc.†	2,061	454,306
Shopify, Inc., Class A†	831	919,502
		1,373,808
Internet Content-Entertainment — 4.2%
Facebook, Inc., Class A†	2,120	624,403
Spotify Technology SA†	2,679	717,838
Twitter, Inc.†	16,857	1,072,611
		2,414,852
Internet Content-Information/News — 1.1%
IAC/InterActiveCorp†	2,903	627,948
Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	1,159	856,431
Medical-Biomedical/Gene — 0.7%
Royalty Pharma PLC, Class A	9,169	399,952
Medical-Drugs — 0.3%
Zoetis, Inc.	1,112	175,118
Real Estate Investment Trusts — 0.2%
Texas Pacific Land Corp.	69	109,671
Retail-Apparel/Shoe — 0.3%
Lululemon Athletica, Inc.†	509	156,115
Retail-Discount — 0.7%
Costco Wholesale Corp.	1,161	409,229
Semiconductor Equipment — 0.8%
ASML Holding NV	749	462,403
Total Common Stocks (cost $12,581,419)		16,985,684
ASSET BACKED SECURITIES — 14.3%
Diversified Financial Services — 14.3%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(3)	$120,000	131,276
Affirm Asset Securitization Trust Series 2020-Z1, Class A 3.46% due 10/15/2024*	60,993	61,810
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.28% (1 ML+0.17%) due 01/25/2037(4)	2,708	3,700
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	41,538
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(4)(5)	84,515	85,338

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Angel Oak Mtg. Trust VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(4)(5)	$17,763	$18,088
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(4)(5)	59,976	59,929
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(4)(5)	53,907	54,210
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.16% (1 ML+1.58%) due 10/25/2034	12,636	13,009
Atrium XII FRS Series 12A, Class AR 1.05% (3 ML+0.83%) due 04/22/2027*(6)	237,362	237,302
BANK VRS Series 2017-BNK8, Class XA 0.73% due 11/15/2050(3)(5)(7)	985,770	39,286
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2062(3)(5)(7)	993,648	58,373
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	62,794	64,489
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	43,297	43,765
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	38,113	39,119
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	40,517	41,486
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(5)	40,674	41,834
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	50,353	51,720
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 0.96% (1 ML+0.85%) due 08/15/2036*(3)	152,000	151,906
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.89% due 02/25/2036(4)(5)	54,497	51,441
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.41% (1 ML+ 1.30%) due 03/25/2029*(4)	6,181	6,182
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.51% (1 ML + 1.40%) due 10/15/2029*(4)	$37,196	$37,270
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.51% due 01/15/2051(3)(5)(7)	208,389	5,815
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(3)(5)(7)	360,836	9,606
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.66% due 01/15/2052(3)(5)(7)	995,489	40,320
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(3)(5)(7)	338,345	26,013
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(3)(5)(7)	163,927	19,618
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.79% due 07/15/2053(3)(5)(7)	99,938	11,313
BlueMountain CLO XXIV, Ltd. FRS Series 2019-24A, Class AR 1.27% (3 ML + 1.10%) due 04/20/2034*(6)	250,000	249,938
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(5)	50,126	51,039
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.88% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	23,768	23,674
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.01% (1 ML+0.90%) due 10/15/2034*(3)	100,000	100,000
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(3)	125,105	134,021
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(3)	65,000	70,621
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(3)	140,000	147,038
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(3)	141,625	151,064
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(3)	150,000	161,928
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(3)	195,000	207,995

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	$25,239	$18,640
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.75% due 06/15/2057(3)(5)(7)	1,115,522	28,122
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(3)	95,000	99,775
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(4)(5)	35,291	36,003
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(3)(5)(7)	100,918	10,392
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(3)	125,000	132,486
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(3)	84,999	89,363
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(4)(5)	7,522	7,543
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(4)(5)	56,293	56,697
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(4)(5)	30,531	30,639
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	49,500	52,029
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	58,650	61,629
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	36,152
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	85,000	87,568
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	25,745
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.25% due 05/25/2035(4)(5)	42,204	42,556
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 2.01% (1 ML+1.90%) due 11/26/2029*(4)	$150,000	$150,209
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(3)	125,000	126,359
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(3)	30,445	35,047
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.33% due 07/10/2051(3)(5)(7)	1,191,578	26,751
GS Mtg. Securities Corp. Trust VRS Series 2020-GC45, Class XA 0.67% due 02/13/2053(3)(5)(7)	998,606	48,039
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(3)	97,000	103,531
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(3)	140,000	150,618
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(3)	100,000	101,419
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.36% due 04/25/2036(4)(5)	4,224	3,394
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.91% due 03/25/2047(4)(5)	13,816	11,153
Home Re, Ltd. FRS Series 2018-1, Class M1 1.71% (1 ML + 1.60%) due 10/25/2028*(4)	17,756	17,790
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.65% (1 ML+0.54%) due 05/25/2035(4)	34,323	35,406
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(3)	25,000	25,714
JPMorgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(3)	68,000	73,354
KKR CLO, Ltd. FRS Series 22A, Class A 1.37% (3 ML+0.00%) due 07/20/2031*(6)	250,000	250,661
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(4)(8)	86,097	86,604

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(4)(8)	$91,377	$92,415
LSTAR Securities Investment Trust FRS Series 2019-3, Class A1 1.62% (1 ML+1.50%) due 04/01/2024*(4)	66,654	65,685
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 1.62% (1 ML + 1.50%) due 05/01/2024*(4)	70,508	69,573
LSTAR Securities Investment Trust Series 2021-1, Class A 1.92% (1 ML+1.80%) due 02/01/2026*(4)	87,825	88,062
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.71% due 12/25/2034(4)(5)	12,425	12,899
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.79% due 02/25/2035(4)(5)	8,444	8,532
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(3)(5)(7)	232,773	6,834
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.41% due 06/15/2050(3)(5)(7)	120,944	6,887
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(3)	105,000	105,290
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	26,082	16,456
MortgageIT Trust FRS Series 2005-4, Class A1 0.67% (1 ML+0.28%) due 10/25/2035(4)	51,975	51,816
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(4)(5)	53,526	57,135
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.86% (1 ML + 0.75%) due 01/25/2048*(4)	63,392	63,589
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.61% (1 ML+1.50%) due 06/25/2057*(4)	48,075	48,862
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(4)(5)	$60,383	$61,353
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(4)(5)	64,671	67,468
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)(5)	48,946	51,836
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)(5)	45,114	48,015
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(5)	80,538	86,360
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)(5)	82,028	87,525
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(5)	64,819	68,765
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(5)	48,039	51,104
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(5)	73,258	78,407
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(5)	13,641	14,060
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.51% (1 ML + 1.40%) due 07/25/2029*(4)	7,561	7,564
OCP CLO, Ltd. FRS Series 2015-9A, Class A1R 1.04% (3 ML+0.80%) due 07/15/2027*(6)	71,569	71,580
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	12,232	12,251
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.21% (1 ML+0.10%) due 02/25/2037	32,028	20,026
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.26% (3 ML+1.05%) due 04/30/2027*(6)	176,680	176,728

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Preston Ridge Partners Mtg. Series 2020-3, Class A1 2.86% due 09/25/2025*(4)(8)	$90,260	$90,900
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 1.31% (1 ML+1.2%) due 06/25/2029*(4)	9,986	9,984
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	10,000	10,059
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.24% (1 ML+0.13%) due 05/25/2037	78,162	66,388
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(3)	95,000	97,974
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	584	584
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.61% (1 ML+0.25%) due 11/25/2036	200,000	186,967
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	64,145	64,321
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	24,799
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	77,268	78,586
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	31,875	32,352
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	77,506	79,695
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(3)	80,000	83,057
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.29% (3 ML+1.13%) due 04/15/2034*(6)	100,000	99,975
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(8)	57,059	57,251
Vericrest Opportunity Loan Trust Series 2020-NPL5, Class A1A 2.98% due 03/25/2050*(8)	44,547	44,715
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Verus Securitization Trust VRS Series 2021-R2, Class A1 0.92% due 02/25/2064*(4)(5)	$100,000	$100,056
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(4)(8)	95,234	95,155
VOLT XCVII LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(4)(8)	100,000	99,953
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 0.90% due 09/15/2057(3)(5)(7)	581,440	19,762
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(3)	105,000	113,111
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.15% due 05/15/2048(3)(5)	10,000	10,170
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.78% due 10/25/2036(4)(5)	14,345	14,090
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,375	50,983
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	30,000	30,420
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	60,000	61,850
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(3)	145,280	157,348
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(3)	55,111	59,926
Total Asset Backed Securities (cost $8,067,046)		8,241,970
U.S. CORPORATE BONDS & NOTES — 21.4%
Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	40,000	41,850
Aerospace/Defense — 0.3%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	17,092
Boeing Co. Senior Notes 5.15% due 05/01/2030	40,000	46,005

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	$15,000	$17,616
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	25,000	31,292
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,140
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	35,000	38,859
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	20,000	23,122
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,965
		182,091
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	40,000	42,673
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	40,000	42,900
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	20,000	21,125
		64,025
Applications Software — 0.2%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	15,000	16,092
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	13,000	11,885
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	17,000	16,605
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	50,000	53,200
		97,782
Auto-Cars/Light Trucks — 0.2%
General Motors Co. Senior Notes 6.13% due 10/01/2025	65,000	76,405
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	20,000	19,612
		96,017
Security Description	Principal Amount(12)	Value (Note 2)
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	$35,000	$35,982
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	35,000	36,820
State Street Corp. Senior Notes 2.35% due 11/01/2025	40,000	42,063
State Street Corp. Senior Notes 2.90% due 03/30/2026	15,000	15,953
		94,836
Banks-Super Regional — 0.7%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	30,000	31,269
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	60,000	63,079
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	50,000	52,222
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	32,044
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	135,000	144,335
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	43,252
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	5,000	6,390
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	10,000	12,831
		385,422
Beverages-Non-alcoholic — 0.0%
Coca-Cola Co. Senior Notes 3.00% due 03/05/2051	5,000	4,835
Keurig Dr Pepper, Inc. Company Guar. Notes 3.35% due 03/15/2051	10,000	9,927
		14,762
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	55,000	56,351

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	$10,000	$11,436
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	20,000	22,978
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	45,000	56,149
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	30,000	30,939
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	23,000	24,075
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	41,000	44,565
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,000	5,742
		252,235
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	21,000	22,614
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	35,000	38,278
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	35,000	34,340
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	11,933
		107,165
Building & Construction Products-Misc. — 0.2%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	35,000	33,163
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	55,000	55,495
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	40,000	41,464
		130,122
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	15,000	14,984
Security Description	Principal Amount(12)	Value (Note 2)
Building-Residential/Commercial — 0.2%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	$44,000	$51,338
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	33,413
		84,751
Cable/Satellite TV — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	15,000	15,033
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	85,000	86,632
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	95,000	88,221
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	58,836
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	10,000	11,220
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	25,000	32,473
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	5,000	5,214
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	35,000	35,980
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	40,000	43,796
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	15,000	16,896
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	10,000	11,565
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	18,067

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	$15,000	$19,559
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	85,000	90,751
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	25,000	26,656
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	55,763
		616,662
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	20,844
Cellular Telecom — 0.3%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	70,000	68,753
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	45,000	48,573
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	55,000	59,935
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	15,000	16,810
		194,071
Chemicals-Diversified — 0.2%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	60,000	65,175
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	15,000	14,804
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	5,000	4,864
		84,843
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	5,825
Commercial Services-Finance — 0.3%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	20,000	20,957
Equifax, Inc. Senior Notes 3.10% due 05/15/2030	5,000	5,186
Security Description	Principal Amount(12)	Value (Note 2)
Commercial Services-Finance (continued)
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	$35,000	$35,564
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	10,526
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	75,000	80,371
		152,604
Computer Services — 0.4%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	105,000	105,551
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	100,000	96,729
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	20,000	21,700
		223,980
Computers — 0.2%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	55,000	55,692
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	15,835
HP, Inc. Senior Notes 2.20% due 06/17/2025	20,000	20,635
HP, Inc. Senior Notes 3.00% due 06/17/2027	20,000	21,125
		113,287
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	30,000	29,700
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	25,781
		55,481
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	125,000	132,891
Containers-Paper/Plastic — 0.1%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	50,000	54,625

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	$55,000	$53,871
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	35,000	35,758
		89,629
Decision Support Software — 0.2%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	100,000	106,950
Diversified Banking Institutions — 2.8%
Bank of America Corp. Senior Notes 1.66% due 03/11/2027	75,000	75,073
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	36,693
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	105,000	112,792
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	70,000	76,525
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	95,000	105,877
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,000	5,795
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	55,000	65,547
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	40,000	40,423
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	25,804
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	37,593
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	135,000	144,276
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	10,000	11,262
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	8,338
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	15,000	14,184
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	$85,000	$87,509
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	20,000	21,916
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	24,000	33,761
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	35,000	35,597
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	15,000	14,887
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	4,848
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	90,000	95,999
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	34,428
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	85,000	91,863
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	48,910
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	42,811
Morgan Stanley Senior Notes 1.79% due 02/13/2032	75,000	69,676
Morgan Stanley Senior Notes 1.93% due 04/28/2032	50,000	46,930
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	30,029
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	15,227
Morgan Stanley Senior Notes 2.70% due 01/22/2031	55,000	55,925
Morgan Stanley Senior Notes 3.13% due 07/27/2026	30,000	32,310
Morgan Stanley Senior Notes 3.59% due 07/22/2028	50,000	54,479
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	22,187
		1,599,474

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	$60,000	$64,507
Drug Delivery Systems — 0.2%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	25,000	25,611
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	80,000	85,906
		111,517
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	26,579
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,574
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050*	5,000	4,841
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	23,483
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	32,156
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	10,726
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,251
		108,610
Electric-Integrated — 1.6%
AES Corp. Senior Notes 3.30% due 07/15/2025*	25,000	26,522
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	20,000	22,121
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	16,163
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,139
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	5,000	5,425
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	10,000	10,181
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	20,000	20,271
Security Description	Principal Amount(12)	Value (Note 2)
Electric-Integrated (continued)
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	$15,000	$15,738
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	45,000	51,975
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	4,934
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	15,701
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	30,000	30,554
Exelon Corp. Senior Notes 3.95% due 06/15/2025	40,000	43,695
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,863
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	25,000	23,188
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	65,000	56,550
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	5,733
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	30,000	30,964
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	33,340
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	32,402
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	75,000	81,648
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	24,488
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	9,000	9,489
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	25,000	24,442
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	75,000	70,772
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	5,552

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	$5,000	$5,657
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	5,514
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	37,156
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	43,223
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	30,000	32,490
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	10,000	13,209
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	15,214
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	10,000	9,851
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	10,272
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,211
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,473
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	32,104
Southern Co. Senior Notes 3.70% due 04/30/2030	35,000	37,792
		945,016
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	45,000	45,838
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,366
		58,204
Electronic Components-Semiconductors — 0.5%
Broadcom, Inc. Company Guar. Notes 2.60% due 02/15/2033*	35,000	32,550
Security Description	Principal Amount(12)	Value (Note 2)
Electronic Components-Semiconductors (continued)
Broadcom, Inc. Company Guar. Notes 3.15% due 11/15/2025	$5,000	$5,327
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	15,000	15,080
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	38,000	38,228
Broadcom, Inc. Company Guar. Notes 3.75% due 02/15/2051*	10,000	9,604
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	60,000	68,196
Intel Corp. Senior Notes 3.10% due 02/15/2060	10,000	9,408
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	22,804
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	55,000	57,276
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	30,000	32,193
		290,666
Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	60,000	60,667
Oracle Corp. Senior Notes 2.88% due 03/25/2031	35,000	35,648
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	68,450
Oracle Corp. Senior Notes 3.95% due 03/25/2051	15,000	15,381
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	15,478
Oracle Corp. Senior Notes 4.10% due 03/25/2061	20,000	20,562
		216,186
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	52,000	56,281
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	43,244

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	$15,000	$14,692
Mastercard, Inc. Senior Notes 3.35% due 03/26/2030	15,000	16,410
		74,346
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	170,090
Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	20,000	20,210
Mondelez International, Inc. Senior Notes 1.50% due 02/04/2031	25,000	22,846
		43,056
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	40,000	38,509
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	15,000	16,539
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,674
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	6,379
Kellogg Co. Senior Notes 3.40% due 11/15/2027	40,000	43,263
		110,364
Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 3.38% due 08/15/2030	55,000	53,683
Service Corp. International Senior Notes 5.13% due 06/01/2029	62,000	66,538
		120,221
Gas-Distribution — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	30,000	33,315
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	25,000	27,113
Security Description	Principal Amount(12)	Value (Note 2)
Gas-Distribution (continued)
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	$60,000	$64,988
		125,416
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	90,000	94,950
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	50,000	53,081
		148,031
Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	30,000	29,999
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	30,000	29,744
		59,743
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	30,801
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	40,000	43,398
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	21,844
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	11,458
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,302
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,552
		141,355
Insurance-Life/Health — 0.4%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	105,000	122,738
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	60,000	58,624
Unum Group Senior Notes 4.00% due 06/15/2029	15,000	16,239
Unum Group Senior Notes 4.50% due 03/15/2025	20,000	22,344

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Unum Group Senior Notes 4.50% due 12/15/2049	$25,000	$25,010
		244,955
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	10,695
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	50,000	51,470
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	15,743
		77,908
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	25,000	26,815
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	70,000	70,931
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	40,000	40,260
Medical Instruments — 0.2%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	20,000	20,515
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	55,000	60,700
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	20,000	22,566
		103,781
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	15,000	16,869
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,322
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	20,000	19,794
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	20,000	20,117
Security Description	Principal Amount(12)	Value (Note 2)
Medical-Biomedical/Gene (continued)
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	$35,000	$34,778
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	15,000	14,947
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,065
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	70,000	65,655
		167,678
Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	35,000	37,208
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	15,000	16,899
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	20,000	23,312
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	55,000	54,159
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	40,000	35,603
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	25,000	27,297
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	65,964
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	10,369
		270,811
Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	30,000	35,335
Centene Corp. Senior Notes 3.38% due 02/15/2030	30,000	30,281
Centene Corp. Senior Notes 4.63% due 12/15/2029	80,000	86,584
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,342
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	35,000	37,588
		216,130

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	$5,000	$5,332
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	10,115
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	35,000	40,250
Sutter Health Notes 3.36% due 08/15/2050	20,000	19,728
		75,425
Multimedia — 0.1%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	20,000	22,418
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	40,000	47,282
		69,700
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	70,000	70,675
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 2.50% due 11/15/2050	10,000	8,607
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	5,705
		14,312
Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	111,000	109,613
Oil Companies-Exploration & Production — 0.3%
Apache Corp. Senior Notes 4.88% due 11/15/2027	30,000	30,750
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	30,000	31,681
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	3,820
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	25,521
Pioneer Natural Resources Co. Senior Notes 2.15% due 01/15/2031	40,000	37,528
Security Description	Principal Amount(12)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
SM Energy Co. Senior Notes 6.13% due 11/15/2022	$25,000	$24,438
		153,738
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	15,000	13,346
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	5,000	5,476
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	30,000	33,807
		52,629
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	35,000	39,441
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	25,000	24,482
		63,923
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	15,000	16,841
Pharmacy Services — 0.2%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	70,000	69,071
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	35,000	38,562
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	24,422
		132,055
Pipelines — 0.7%
Energy Transfer Operating LP Senior Notes 4.95% due 06/15/2028	15,000	16,777
Energy Transfer Operating LP Senior Notes 5.15% due 03/15/2045	10,000	10,279
Energy Transfer Operating LP Senior Notes 5.25% due 04/15/2029	30,000	34,129
Energy Transfer Operating LP Senior Notes 6.13% due 12/15/2045	70,000	79,927
Energy Transfer Operating LP Senior Notes 6.25% due 04/15/2049	15,000	17,564

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	$35,000	$34,738
MPLX LP Senior Notes 1.75% due 03/01/2026	5,000	5,005
MPLX LP Senior Notes 4.70% due 04/15/2048	15,000	16,140
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,703
MPLX LP Senior Notes 5.20% due 12/01/2047	5,000	5,645
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	15,000	14,742
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	15,000	17,553
ONEOK, Inc. Company Guar. Notes 6.00% due 06/15/2035	5,000	5,888
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	5,000	6,612
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	30,000	32,563
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	30,000	33,644
Sunoco Logistics Partners Operations LP Senior Notes 4.00% due 10/01/2027	10,000	10,749
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	30,000	31,350
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	5,000	6,136
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	3,000	3,443
		388,587
Real Estate Investment Trusts — 0.9%
American Tower Corp. Senior Notes 1.50% due 01/31/2028	40,000	38,119
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	20,847
American Tower Corp. Senior Notes 2.95% due 01/15/2051	30,000	26,434
Security Description	Principal Amount(12)	Value (Note 2)
Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP Senior Notes 2.25% due 04/01/2028	$10,000	$9,805
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	45,000	48,439
Crown Castle International Corp. Senior Notes 1.05% due 07/15/2026	75,000	72,299
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	45,000	46,506
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	22,419
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	15,000	17,304
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	40,000	41,952
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	85,149
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	60,000	63,180
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	5,000	4,838
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	10,000	10,538
		507,829
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	30,000	30,212
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	40,000	42,135
		72,347
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	40,000	43,545
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	40,000	42,007

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products (continued)
Lowe's Cos., Inc. Senior Notes 1.70% due 10/15/2030	$20,000	$18,772
Lowe's Cos., Inc. Senior Notes 2.63% due 04/01/2031	55,000	55,114
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,206
		121,099
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	55,000	56,348
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	15,000	15,805
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	30,000	31,089
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	10,000	11,323
		58,217
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	10,000	9,942
Howard University Notes 2.80% due 10/01/2030	5,000	4,988
Howard University Notes 2.90% due 10/01/2031	25,000	25,129
Howard University Notes 3.48% due 10/01/2041	10,000	9,578
		49,637
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	10,000	12,192
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	10,000	12,528
		24,720
Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	40,000	36,167
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	71,000	64,835
Security Description	Principal Amount(12)	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	$50,000	$48,243
AT&T, Inc. Senior Notes 3.65% due 09/15/2059*	2,000	1,822
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	25,000	23,677
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	16,902
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	20,000	18,235
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	35,000	36,884
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	115,000	116,208
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	55,000	54,756
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	10,000	10,732
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	35,004
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	57,103
		520,568
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	20,000	19,006
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	20,000	18,177
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	10,000	9,676
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	30,000	34,882
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	20,000	24,386
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	55,000	54,109
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	40,000	42,150

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	$20,000	$20,850
		223,236
Transactional Software — 0.2%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	90,000	88,435
Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	5,000	4,933
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062*	40,000	35,474
		40,407
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.30% due 03/15/2027	20,000	21,701
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	25,000	28,369
		50,070
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	35,000	36,838
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	30,000	32,920
		69,758
Water — 0.0%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	5,000	5,139
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000	17,192
		22,331
Total U.S. Corporate Bonds & Notes (cost $12,023,570)		12,271,655
FOREIGN CORPORATE BONDS & NOTES — 1.5%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	30,000	39,916
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	60,000	66,167
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	$10,000	$10,849
		77,016
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	5,817
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	33,150
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	10,000	11,177
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	15,000	14,424
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*	25,000	23,750
		38,174
Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	50,000	53,812
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	55,000	52,594
		106,406
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	60,000	62,874
Networking Products — 0.1%
Nokia Oyi Senior Notes 4.38% due 06/12/2027	50,000	53,000
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	24,450
		77,450
Oil Companies-Exploration & Production — 0.1%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	15,000	15,076
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	10,000	10,063

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*		$30,000	$29,925
			55,064
Oil Companies-Integrated — 0.1%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		20,000	20,460
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040		20,000	21,231
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050		15,000	15,880
Suncor Energy, Inc. Senior Notes 3.75% due 03/04/2051		20,000	19,439
			77,010
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		15,000	16,827
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		5,000	5,730
			22,557
Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*		85,000	85,913
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		55,000	61,126
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*		15,000	17,503
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		10,000	11,973
			90,602
SupraNational Banks — 0.1%
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	800,000	39,325
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026		30,000	29,683
Total Foreign Corporate Bonds & Notes (cost $822,897)			852,134
Security Description	Principal Amount(12)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 1.5%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	$5,000	$5,729
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	17,132
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	30,000	35,096
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	10,617
County of Riverside, CA Revenue Bonds 2.96% due 02/15/2027	80,000	85,129
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	80,000	85,604
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	75,000	75,696
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	35,000	41,110
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	95,000	117,676
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	34,000	48,637
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	100,000	109,496
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	100,000	122,752
State of California General Obligation Bonds 7.30% due 10/01/2039	20,000	30,492
State of Connecticut General Obligation Bonds 3.00% due 07/01/2021	5,000	5,033
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	49,636	51,500
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,526

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	$20,000	$20,996
Total Municipal Bonds & Notes (cost $801,876)		873,221
U.S. GOVERNMENT AGENCIES — 29.9%
Federal Home Loan Mtg. Corp. — 1.2%
2.50% due 01/01/2028	5,791	6,067
2.50% due 04/01/2028	14,005	14,674
3.00% due 08/01/2027	22,689	24,035
3.50% due 03/01/2042	5,977	6,498
3.50% due 08/01/2042	29,835	32,256
3.50% due 09/01/2043	22,115	23,996
4.00% due 03/01/2023	5	6
4.00% due 09/01/2040	1,970	2,162
4.00% due 10/01/2043	30,593	33,677
4.50% due 01/01/2039	887	1,001
5.00% due 07/01/2021	19	20
5.00% due 05/01/2034	14,046	16,043
5.50% due 05/01/2037	3,595	4,223
5.50% due 06/01/2037	1,820	2,139
6.50% due 05/01/2029	914	1,043
6.50% due 07/01/2035	1,260	1,443
Federal Home Loan Mtg. Corp. FRS 1.74% (6 ML+1.49%) due 02/01/2037	860	893
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K124, Class X1 0.72% due 12/25/2030(3)(7)	289,967	17,629
Series K068, Class A2 3.24% due 08/25/2027(3)	79,000	87,227
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.48% due 01/25/2034(3)(5)(7)	199,745	9,714
Series K064, Class X1 0.60% due 03/25/2027(3)(5)(7)	368,023	12,029
Series K122, Class X1 0.88% due 11/25/2030(3)(5)(7)	99,963	7,222
Series K121, Class X1 1.03% due 10/25/2030(3)(5)(7)	123,941	10,218
Series K114, Class X1 1.12% due 06/25/2030(3)(5)(7)	229,805	20,535
Series K104, Class X1 1.13% due 01/25/2030(3)(5)(7)	189,707	16,100
Series K111, Class X1 1.57% due 05/25/2030(3)(5)(7)	99,866	12,255
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(4)	18,800	20,563
Security Description	Principal Amount(12)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 1.76% (1 ML+1.65%) due 04/25/2043*(4)	$12,638	$12,553
Series 2019-HQA3, Class M2 1.97% (1 ML + 1.85%) due 09/25/2049*(4)	39,007	38,790
Series 2019-DNA3, Class M2 2.16% (1 ML + 2.05%) due 07/25/2049*(4)	35,785	35,712
Series 2019-HQA1, Class M2 2.46% (1 ML + 2.35%) due 02/25/2049*(4)	65,153	65,265
Series 2019-DNA2, Class M2 2.56% (1 ML+2.45%) due 03/25/2049*(4)	41,802	41,854
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(4)	24,324	24,713
Series 3964, Class MD 2.00% due 01/15/2041(4)	2,734	2,799
Series 4961, Class JB 2.50% due 12/15/2042(4)	42,604	44,466
Series 3883, Class PB 3.00% due 05/15/2041(4)	14,264	15,336
Series 1577, Class PK 6.50% due 09/15/2023(4)	700	736
Series 1226, Class Z 7.75% due 03/15/2022(4)	44	45
		665,937
Federal National Mtg. Assoc. — 3.4%
2.50% due 04/01/2028	23,208	24,238
2.50% due 02/01/2043	40,516	41,882
2.50% due 03/01/2043	86,745	89,840
2.66% due 03/01/2027	402,746	429,460
3.00% due 10/01/2027	9,164	9,686
3.00% due 12/01/2027	7,832	8,279
3.00% due 01/01/2028	15,944	16,853
4.00% due 11/01/2025	2,078	2,213
4.50% due 01/01/2039	2,851	3,212
4.50% due 09/01/2039	6,634	7,387
4.50% due 09/01/2040	13,247	14,936
4.50% due 05/01/2041	7,479	8,428
5.00% due 05/01/2035	160	186
5.00% due 07/01/2040	10,981	12,509
5.50% due 10/01/2021	285	286
5.50% due 06/01/2022	483	491
5.50% due 12/01/2029	2,124	2,374
5.50% due 05/01/2034	8,941	10,109
5.50% due 08/01/2037	15,083	17,671
5.50% due 06/01/2038	3,062	3,600
6.00% due 06/01/2026	5,584	6,269
6.00% due 04/01/2027	32,766	36,792
6.00% due 12/01/2033	12,136	14,482

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due 05/01/2034	$7,567	$9,042
6.50% due 06/01/2035	12,970	14,558
6.50% due 10/01/2037	1,149	1,316
7.00% due 06/01/2037	7,644	9,110
Federal National Mtg. Assoc. FRS 2.33% (12 ML+1.82%) due 10/01/2040	2,238	2,362
2.36% (12 ML+1.57%) due 05/01/2037	1,706	1,794
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R03, Class 1M2 2.26% (1 ML+2.15%) due 09/25/2031*(4)	15,525	15,561
Series 2019-HRP1, Class M2 2.26% (1 ML+2.15%) due 11/25/2039*(4)	20,587	20,272
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(4)	29,972	30,615
Series 2012-128, Class PD 1.50% due 06/25/2042(4)	43,144	44,040
Series 2013-77, Class BP 1.70% due 06/25/2043(4)	23,121	23,518
Series 2011-117, Class MA 2.00% due 08/25/2040(4)	3,421	3,490
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	10,898	11,234
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	20,946	21,638
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	19,965	20,611
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	22,694	23,653
Series 2019-54, Class KC 2.50% due 09/25/2049(4)	74,707	78,332
Series 2019-41, Class AC 2.50% due 03/25/2053(4)	37,411	38,723
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	30,562	31,739
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	10,071	10,825
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	14,794	15,321
Series 2017-72, Class B 3.00% due 09/25/2047(4)	28,338	30,151
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	28,314	30,158
Series 2019-45, Class PT 3.00% due 08/25/2049(4)	42,691	45,916
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	56,991	59,925
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	13,714	14,837
Security Description	Principal Amount(12)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	$28,402	$29,766
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	16,059	16,408
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	24,722	26,062
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	29,846	32,120
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	31,082	33,292
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	32,519	35,358
Series 2017-35, Class AH 3.50% due 04/25/2053(4)	31,449	32,510
Series 2017-84, Class KA 3.50% due 04/25/2053(4)	22,633	23,359
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	33,126	35,033
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	42,695	44,940
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	18,073	18,998
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	29,913	31,607
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	32,511	34,992
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	30,413	32,382
Series 2019-28, Class JA 3.50% due 06/25/2059(4)	31,821	34,518
Series 2017-49, Class JA 4.00% due 07/25/2053(4)	24,406	25,545
Series 415, Class A3 STRIPS 3.00% due 11/25/2042(4)	30,505	31,391
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.21% (1 ML +2.10%) due 06/25/2039*(4)	23,532	23,579
Series 2017-C01, Class 1M2 3.66% (1 ML+3.55%) due 07/25/2029(4)	24,239	24,967
Series 2016-C07, Class 2M2 4.46% (1 ML+4.35%) due 05/25/2029(4)	38,683	40,258
		1,977,009
Government National Mtg. Assoc. — 8.3%
2.00% due April 30 TBA	675,000	681,183
2.50% due April 30 TBA	240,000	247,458
2.50% due May 30 TBA	185,000	190,380
3.00% due April 30 TBA	475,000	494,751
3.00% due May 30 TBA	575,000	599,202
3.50% due April 30 TBA	760,000	802,037
3.50% due May 30 TBA	750,000	792,012
4.00% due 09/15/2040	10,373	11,493
4.00% due 11/15/2040	32,818	36,324

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.00% due April 30 TBA	$650,000	$693,875
4.50% due 02/15/2039	3,750	4,236
4.50% due 08/15/2041	56,780	64,029
5.50% due 05/15/2036	4,626	5,140
6.00% due 09/15/2032	5,831	6,938
6.00% due 12/15/2033	19,468	23,356
7.00% due 07/15/2033	4,018	4,628
7.00% due 11/15/2033	4,982	5,831
8.00% due 11/15/2031	1,019	1,023
9.00% due 11/15/2021	8	8
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(4)	33,420	33,792
Series 2015-151, Class BA 1.70% due 10/20/2045(4)	18,033	18,273
Series 2013-37, Class LG 2.00% due 01/20/2042(4)	26,082	26,795
Series 2005-74, Class HA 7.50% due 09/16/2035(4)	28	30
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	3,199	3,579
		4,746,373
Uniform Mtg. Backed Securities — 17.0%
1.50% due April 15 TBA	225,000	225,949
1.50% due May 15 TBA	225,000	225,593
2.00% due April 15 TBA	1,000,000	1,025,977
2.00% due April 30 TBA	1,950,000	1,944,249
2.00% due May 30 TBA	2,770,000	2,756,745
2.50% due April 30 TBA	355,000	364,034
2.50% due May 30 TBA	170,000	173,961
3.00% due April 30 TBA	805,000	838,474
3.00% due May 30 TBA	395,000	411,502
3.50% due April 30 TBA	300,000	316,793
4.00% due April 30 TBA	665,000	713,628
4.50% due April 30 TBA	425,000	462,652
5.00% due April 30 TBA	300,000	332,344
		9,791,901
Total U.S. Government Agencies (cost $17,089,455)		17,181,220
U.S. GOVERNMENT TREASURIES — 19.1%
United States Treasury Bonds — 7.2%
1.00% due 02/15/2048 TIPS(9)	68,940	85,217
1.25% due 05/15/2050	292,000	219,616
1.88% due 02/15/2041	315,000	292,556
1.88% due 02/15/2051	90,000	79,537
2.25% due 08/15/2046	175,000	169,360
2.25% due 08/15/2049	135,000	130,133
2.50% due 02/15/2045(10)	213,000	216,919
2.88% due 08/15/2045	400,000	435,719
3.00% due 11/15/2045	170,000	189,304
3.13% due 08/15/2044	195,000	221,394
Security Description	Principal Amount(12)		Value (Note 2)
United States Treasury Bonds (continued)
3.13% due 05/15/2048		$110,000	$125,774
3.38% due 05/15/2044(11)		1,675,000	1,978,070
			4,143,599
United States Treasury Notes — 11.9%
0.38% due 04/30/2025		970,000	957,458
0.38% due 01/15/2027 TIPS(9)		200,307	220,823
0.63% due 12/31/2027		470,000	447,179
0.63% due 05/15/2030		985,000	895,696
0.63% due 08/15/2030		1,115,000	1,009,598
0.75% due 07/15/2028 TIPS(9)		46,888	53,417
2.75% due 05/31/2023		865,000	912,676
2.75% due 08/31/2025		1,555,000	1,688,390
2.75% due 02/15/2028		615,000	670,350
			6,855,587
Total U.S. Government Treasuries (cost $11,310,763)			10,999,186
FOREIGN GOVERNMENT OBLIGATIONS — 2.3%
Sovereign — 2.3%
Commonwealth of Australia Senior Notes 1.75% due 06/21/2051	AUD	65,000	39,501
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	60,000	75,314
Government of Macedonia Senior Notes 3.68% due 06/03/2026*	EUR	100,000	128,411
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	70,000	81,285
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	42,000	60,550
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	100,000	116,390
Kingdom of Saudi Arabia Senior Notes 2.25% due 02/02/2033*		200,000	188,292
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	100,000	105,848
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	100,000	123,427
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	100,000	113,469
Republic of Peru Senior Notes 2.39% due 01/23/2026		10,000	10,272
Republic of Peru Senior Notes 2.78% due 01/23/2031		50,000	49,950

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares/ Principal Amount(12)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Peru Senior Notes 3.30% due 03/11/2041		$20,000	$19,394
Republic of Peru Senior Notes 3.55% due 03/10/2051		20,000	19,422
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	100,000	109,987
United Mexican States Senior Bonds 4.75% due 03/08/2044		60,000	63,010
Total Foreign Government Obligations (cost $1,351,061)			1,304,522
OPTIONS - PURCHASED†(13) — 0.1%
Over the Counter Call Options on Currency Contracts (cost $113,603)		20,508,640	28,927
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(1)		10	120
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		19,000	194
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)		16,000	1
Total Escrows And Litigation Trusts (cost $0)			315
Total Long-Term Investment Securities (cost $64,161,690)			68,738,834
SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(2) (cost $1,025,445)		1,025,445	1,025,445
REPURCHASE AGREEMENTS — 4.1%
Bank of America Securities LLC Joint Repurchase Agreement(15)		$560,000	560,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)		390,000	390,000
BNP Paribas SA Joint Repurchase Agreement(14)		340,000	340,000
Deutsche Bank AG Joint Repurchase Agreement(14)		520,000	520,000
RBS Securities, Inc. Joint Repurchase Agreement(14)		520,000	520,000
Total Repurchase Agreements (cost $2,330,000)			2,330,000
Security Description	Principal Amount(12)	Value (Note 2)
TOTAL INVESTMENTS (cost $67,517,135)(15)	125.6%	72,094,279
Liabilities in excess of other assets	(25.6)	(14,679,125)
NET ASSETS	100.0%	$57,415,154

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2021, the aggregate value of these securities was $9,377,205 representing 16.3% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  The rate shown is the 7-day yield as of March 31, 2021.

(3)  Commercial Mortgage Backed Security

(4)  Collateralized Mortgage Obligation

(5)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)  Collateralized Loan Obligation

(7)  Interest Only

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2021.

(9)  Principal amount of security is adjusted for inflation.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  Options — Purchased

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$3,484	$18,598	$10,432	$(8,166)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	3,335	18,109	4,215	(13,894)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	3,231	19,564	536	(19,028)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	3,535	17,561	13,667	(3,894)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.0600 CNY per $1 USD	NatWest Markets PLC	July 2021	CNY	8.06	3,678	19,509	74	(19,435)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.4845 CNY per $1 USD	NatWest Markets PLC	May 2021	CNY	8.49	3,246	20,262	3	(20,259)
						$113,603	$28,927	$(84,676)

CNY — Chinese Yuan

USD — United States Dollar

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 4 for cost of investments on a tax basis.

AUD — Australian Dollar

CLO — Collateralized Loan Obligation

EUR — Euro Currency

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Australian 10 Year Bonds	June 2021	$209,810	$209,810	$0
1	Short	Euro-BUXL 30 Year Bonds	June 2021	242,937	241,623	1,313
3	Long	Euro-OAT	June 2021	569,440	569,757	317
1	Short	Long Gilt	June 2021	177,150	175,896	1,254
7	Short	U.S. Treasury 10 Year Notes	June 2021	921,797	916,563	5,234
18	Short	U.S. Treasury 10 Year Ultra Notes	June 2021	2,662,231	2,586,375	75,856
29	Short	U.S. Treasury 5 Year Notes	June 2021	3,605,673	3,578,554	27,119
10	Short	U.S. Treasury Long Bonds	June 2021	1,593,150	1,545,937	47,213
						$158,306
						Unrealized (Depreciation)
3	Short	Euro-BTP	June 2021	$524,613	$525,287	$(674)
3	Short	Euro-Bund	June 2021	601,691	602,579	(888)
1	Long	U.S. Treasury Ultra Bonds	June 2021	184,125	181,219	(2,906)
						$(4,468)
Net Unrealized Appreciation (Depreciation)						$153,838

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Canadian Imperial Bank of Commerce	EUR	107,000	USD	126,770	06/16/2021	$1,103	$—
Citibank N.A.	USD	19,091	EUR	16,000	06/16/2021	—	(300)
Goldman Sachs International	MXN	800,000	USD	39,417	06/10/2021	554	—
	USD	1,216	ILS	4,000	06/16/2021	—	(18)
						554	(18)
Morgan Stanley & Co., Inc.	EUR	698,000	USD	832,491	06/16/2021	12,721	—
	ILS	4,000	USD	1,206	06/16/2021	8	—
						12,729	—
Toronto Dominion Bank	AUD	64,000	USD	49,302	06/16/2021	676	—
Unrealized Appreciation (Depreciation)						$15,062	$(318)

AUD — Australian Dollar

EUR — Euro Currency

ILS — New Israeli Sheqel

MXN — Mexican Peso

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	135	09/16/2050	USD-3 Month-LIBOR-BBA/Quarterly	0.81%/Semi-annually	$414	$42,311
USD	290	12/16/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.38%/Semi-annually	(495)	8,559
					$(81)	$50,870

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$16,985,684	$—	$—	$16,985,684
Asset Backed Securities	—	8,241,970	—	8,241,970
U.S. Corporate Bonds & Notes	—	12,271,655	—	12,271,655
Foreign Corporate Bonds & Notes	—	852,134	—	852,134
Municipal Bond & Notes	—	873,221	—	873,221
U.S. Government Agencies	—	17,181,220	—	17,181,220
U.S. Government Treasuries	—	10,999,186	—	10,999,186
Foreign Government Obligations	—	1,304,522	—	1,304,522
Options - Purchased	—	28,927	—	28,927
Escrows and Litigation Trusts	—	194	121	315
Short-Term Investment Securities	1,025,445	—	—	1,025,445
Repurchase Agreements	—	2,330,000	—	2,330,000
Total Investments at Value	$18,011,129	$54,083,029	$121	$72,094,279
Other Financial Instruments:†
Futures Contracts	$158,306	$—	$—	$158,306
Forward Foreign Currency Contracts	—	15,062	—	15,062
Centrally Cleared Interest Rate Swap Contracts	—	50,870	—	50,870
Total Other Financial Instruments	$158,306	$65,932	$—	$224,238
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,468	$—	$—	$4,468
Forward Foreign Currency Contracts	—	318	—	318
Total Other Financial Instruments	$4,468	$318	$—	$4,786

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
Uniform Mtg. Backed Securities	20.8%
Diversified Financial Services	17.3
Government National Mtg. Assoc.	10.0
Repurchase Agreements	11.5
United States Treasury Bonds	9.6
United States Treasury Notes	8.0
Federal National Mtg. Assoc.	3.9
Diversified Banking Institutions	3.5
Sovereign	2.6
Internet Content-Entertainment	2.2
Electric-Integrated	2.1
Enterprise Software/Service	2.0
Commercial Services-Finance	1.9
Municipal Bonds & Notes	1.9
Computer Software	1.5
E-Commerce/Products	1.4
Federal Home Loan Mtg. Corp.	1.4
Cable/Satellite TV	1.3
Real Estate Investment Trusts	1.2
Internet Application Software	1.2
Telephone-Integrated	1.1
Medical Instruments	1.0
Medical-Drugs	1.0
Pipelines	0.9
Medical-Biomedical/Gene	0.8
Banks-Super Regional	0.8
Registered Investment Companies	0.7
Applications Software	0.6
Electronic Components-Semiconductors	0.6
Insurance-Life/Health	0.6
Internet Content-Information/News	0.6
Tobacco	0.6
Brewery	0.5
Cellular Telecom	0.5
Computer Services	0.5
Finance-Other Services	0.5
Aerospace/Defense-Equipment	0.4
Oil Companies-Exploration & Production	0.4
Medical-HMO	0.4
Semiconductor Equipment	0.4
Entertainment Software	0.4
Containers-Metal/Glass	0.4
Chemicals-Specialty	0.4
Retail-Discount	0.4
Aerospace/Defense	0.4
Communications Software	0.4
Retail-Restaurants	0.3
Hazardous Waste Disposal	0.3
Pharmacy Services	0.3
Insurance Brokers	0.3
Building & Construction Products-Misc.	0.3
Gas-Distribution	0.3
Semiconductor Components-Integrated Circuits	0.3
Funeral Services & Related Items	0.3
Oil Companies-Integrated	0.2
E-Commerce/Services	0.2
Electric-Distribution	0.2
Computers	0.2
Office Automation & Equipment	0.2
Decision Support Software	0.2
Retail-Building Products	0.2
Food-Misc./Diversified	0.2%
Banks-Fiduciary	0.2
Data Processing/Management	0.2
Transactional Software	0.2
Coatings/Paint	0.2
Drug Delivery Systems	0.2
Diversified Manufacturing Operations	0.2
Chemicals-Diversified	0.2
Building Products-Cement	0.2
Building-Residential/Commercial	0.2
Finance-Credit Card	0.2
Diagnostic Equipment	0.2
Insurance-Mutual	0.2
Rental Auto/Equipment	0.2
Internet Security	0.2
Broadcast Services/Program	0.2
Medical-Hospitals	0.2
Trucking/Leasing	0.2
Music	0.2
Television	0.1
Apparel Manufacturers	0.1
Retail-Apparel/Shoe	0.1
Oil Refining & Marketing	0.1
Metal-Iron	0.1
Electric-Transmission	0.1
Networking Products	0.1
Retail-Pawn Shops	0.1
Consulting Services	0.1
Independent Power Producers	0.1
Containers-Paper/Plastic	0.1
Finance-Consumer Loans	0.1
Auto-Cars/Light Trucks	0.1
Schools	0.1
Retail-Auto Parts	0.1
Food-Confectionery	0.1
Advertising Sales	0.1
Banks-Commercial	0.1
Machinery-General Industrial	0.1
Transport-Services	0.1
SupraNational Banks	0.1
Transport-Rail	0.1
Electronic Components-Misc.	0.1
Insurance-Property/Casualty	0.1
Wireless Equipment	0.1
Casino Hotels	0.1
Water	0.1
130.9%

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited) (continued)

Credit Quality†#
Aaa	58.9%
Aa	0.9
A	8.8
Baa	14.2
Ba	6.7
B	0.4
Caa	0.5
Ca	0.2
Not Rated##	9.4
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 15.4%
Aerospace/Defense-Equipment — 0.3%
HEICO Corp., Class A	1,395	$158,472
Applications Software — 0.4%
Roper Technologies, Inc.	167	67,358
ServiceNow, Inc.†	216	108,024
		175,382
Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	233	78,246
Chemicals-Specialty — 0.4%
Ecolab, Inc.	827	177,036
Coatings/Paint — 0.2%
Sherwin-Williams Co.	109	80,443
Commercial Services-Finance — 1.6%
Adyen NV†*	34	75,896
Avalara, Inc.†	501	66,848
PayPal Holdings, Inc.†	440	106,850
S&P Global, Inc.	237	83,630
Square, Inc., Class A†	1,633	370,773
		703,997
Communications Software — 0.4%
Zoom Video Communications, Inc., Class A†	498	160,002
Computer Software — 1.5%
Datadog, Inc., Class A†	339	28,252
Snowflake, Inc., Class A†	800	183,424
Twilio, Inc., Class A†	1,067	363,591
ZoomInfo Technologies, Inc., Class A†	1,934	94,573
		669,840
Containers-Metal/Glass — 0.1%
Ball Corp.	649	54,996
Diagnostic Equipment — 0.2%
Danaher Corp.	330	74,276
E-Commerce/Products — 1.4%
Amazon.com, Inc.†	120	371,289
Chewy, Inc., Class A†	1,784	151,123
Farfetch, Ltd., Class A†	2,389	126,665
		649,077
E-Commerce/Services — 0.2%
Match Group, Inc.†	793	108,942
Enterprise Software/Service — 1.6%
Coupa Software, Inc.†	511	130,039
Tyler Technologies, Inc.†	154	65,378
Veeva Systems, Inc., Class A†	1,276	333,342
Workday, Inc., Class A†	702	174,398
		703,157
Entertainment Software — 0.4%
Activision Blizzard, Inc.	1,231	114,483
Take-Two Interactive Software, Inc.†	369	65,202
		179,685
Security Description	Shares/ Principal Amount(15)	Value (Note 2)
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	421	$47,017
Gold Mining — 0.0%
Royal Gold, Inc.	180	19,372
Internet Application Software — 1.2%
Okta, Inc.†	820	180,753
Shopify, Inc., Class A†	331	366,251
		547,004
Internet Content-Entertainment — 2.2%
Facebook, Inc., Class A†	846	249,173
Spotify Technology SA†	1,095	293,405
Twitter, Inc.†	6,889	438,347
		980,925
Internet Content-Information/News — 0.6%
IAC/InterActiveCorp†	1,158	250,487
Medical Instruments — 0.8%
Intuitive Surgical, Inc.†	466	344,346
Medical-Biomedical/Gene — 0.4%
Royalty Pharma PLC, Class A	3,718	162,179
Medical-Drugs — 0.2%
Zoetis, Inc.	454	71,496
Real Estate Investment Trusts — 0.1%
Texas Pacific Land Corp.	30	47,683
Retail-Apparel/Shoe — 0.1%
Lululemon Athletica, Inc.†	208	63,796
Retail-Discount — 0.4%
Costco Wholesale Corp.	475	167,428
Semiconductor Equipment — 0.4%
ASML Holding NV	299	184,591
Total Common Stocks (cost $5,054,623)		6,859,875
ASSET BACKED SECURITIES — 17.3%
Diversified Financial Services — 17.3%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(6)	$120,000	131,276
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.28% (1 ML+0.17%) due 01/25/2037(2)	3,239	4,427
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	41,538
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(2)(3)	59,976	59,929
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(2)(3)	77,166	77,918
Angel Oak Mtg. Trust VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(2)(3)	17,763	18,088

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.16% (1 ML+1.58%) due 10/25/2034	$2,527	$2,602
Atrium XII FRS Series 12A, Class AR 1.05% (3 ML+0.83%) due 04/22/2027*(4)	237,362	237,302
BANK VRS Series 2017-BNK8, Class XA 0.73% due 11/15/2050(3)(5)(6)	985,770	39,285
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2062(3)(5)(6)	993,648	58,373
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)	40,517	41,486
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	62,794	64,489
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	43,297	43,765
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(3)	38,113	39,119
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(3)	40,674	41,834
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	52,451	53,875
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 0.96% (1 ML+0.85%) due 08/15/2036*(3)(6)	153,000	152,905
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.89% due 02/25/2036(2)(3)	64,765	61,133
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.41% (1 ML+ 1.30%) due 03/25/2029*(2)	6,181	6,182
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.51% (1 ML + 1.40%) due 10/15/2029*(2)	37,196	37,270
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.51% due 01/15/2051(3)(5)(6)	$210,364	$5,871
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(3)(5)(6)	360,836	9,606
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.66% due 01/15/2052(3)(5)(6)	995,489	40,320
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(3)(5)(6)	315,457	24,253
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(3)(5)(6)	158,929	19,020
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.79% due 07/15/2053(3)(5)(6)	99,938	11,313
BlueMountain CLO XXIV, Ltd. FRS Series 2019-24A, Class AR 1.27% (3 ML +1.10%) due 04/20/2034*(4)	250,000	249,937
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 2.66% (1 ML + 2.55%) due 12/15/2037*(6)	100,000	99,999
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(3)	50,126	51,039
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	75,000	80,857
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.88% (1 Yr USTYCR+2.40%) due 03/25/2036(2)	26,244	26,140
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 1.37% (3 ML+1.15%) due 10/25/2028*(4)	248,931	249,069
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.01% (1 ML+0.90%) due 10/15/2034*(6)	100,000	100,000
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	75,000	81,486

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	$155,000	$162,792
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	141,679	151,122
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	149,000	160,848
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(2)	27,569	20,361
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.75% due 06/15/2057(3)(5)(6)	1,106,745	27,900
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(6)	90,000	94,523
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(2)(3)	35,291	36,003
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(3)(5)(6)	99,919	10,289
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(6)	125,000	132,486
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(6)	84,999	89,363
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(2)(3)	7,522	7,543
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(2)(3)	54,209	54,597
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	58,650	61,629
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	36,152
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	80,000	82,417
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	25,745
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.25% due 05/25/2035(2)(3)	$47,027	$47,420
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 2.01% (1 ML+1.90%) due 11/26/2029*(2)	150,000	150,209
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.33% due 07/10/2051(3)(5)(6)	1,117,228	25,082
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	160,000	161,739
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	40,000	46,046
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	101,419
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	150,618
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.36% due 04/25/2036(2)(3)	5,069	4,073
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.91% due 03/25/2047(2)(3)	13,816	11,153
Home Re, Ltd. FRS Series 2018-1, Class M1 1.71% (1 ML + 1.60%) due 10/25/2028*(2)	17,756	17,790
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.65% (1 ML+0.54%) due 05/25/2035(2)	35,958	37,092
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(6)	25,000	25,714
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(6)	85,000	91,337
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(2)(7)	86,097	86,604
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(2)(7)	91,377	92,415
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 1.62% (1 ML + 1.50%) due 05/01/2024*(2)	70,508	69,573

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LSTAR Securities Investment Trust FRS Series 2021-1, Class A 1.92% (1 ML+1.80%) due 02/01/2026*(2)	$87,825	$88,062
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*(7)	100,000	100,005
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.71% due 12/25/2034(2)(3)	13,178	13,681
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.79% due 02/25/2035(2)(3)	8,042	8,125
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(3)(5)(6)	232,773	6,834
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	26,986
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.41% due 06/15/2050(3)(5)(6)	125,782	7,162
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(6)	105,000	105,290
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(2)	23,995	15,139
MortgageIT Trust FRS Series 2005-4, Class A1 0.67% (1 ML+0.28%) due 10/25/2035(2)	54,199	54,033
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(2)(3)	53,526	57,135
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.86% (1 ML + 0.75%) due 01/25/2048*(2)	61,206	61,397
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.61% (1 ML+1.50%) due 06/25/2057*(2)	48,389	49,182
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(2)(3)	$64,671	$67,468
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(2)(3)	47,314	50,108
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(2)(3)	45,155	48,059
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(3)	81,291	87,168
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(2)(3)	83,982	89,609
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(3)	64,819	68,765
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(3)	48,039	51,104
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(3)	73,258	78,407
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)(3)	6,646	6,850
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.51% (1 ML + 1.40%) due 07/25/2029*(2)	7,561	7,564
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	12,144	12,163
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.21% (1 ML+0.10%) due 02/25/2037	38,701	24,198
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 2.13% (1 ML+2.00%) due 03/27/2024*(2)	47,093	44,707
PRM VRS Series 2020-3, Class A1 2.86% due 09/25/2025*(2)(3)(7)	90,260	90,900
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 1.31% (1 ML+1.2%) due 06/25/2029*(2)	9,986	9,984

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	$10,000	$10,059
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.24% (1 ML+0.13%) due 05/25/2037	90,713	77,048
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(6)	90,000	92,818
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	584	584
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.61% (1 ML+0.25%) due 11/25/2036	195,000	182,293
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	64,145	64,320
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	24,799
TICP CLO III-2, Ltd. FRS Series 2018-3R, Class A 1.06% (3 ML+0.84%) due 04/20/2028*(4)	218,855	218,293
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	21,693	21,976
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	72,723	73,963
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(3)	31,875	32,352
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(3)	72,949	75,010
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.29% (3 ML+1.13%) due 04/15/2034*(4)	100,000	99,975
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(7)	57,059	57,251
Vericrest Opportunity Loan Trust Series 2020-NPL5, Class A1A 2.98% due 03/25/2050*(7)	44,547	44,715
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(7)	95,234	95,155
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 0.90% due 09/15/2057(3)(5)(6)	$581,440	$19,762
Wells Fargo Commercial Mtg. Trust Series 2015-NXS3, Class A4 3.62% due 09/15/2057(6)	60,000	65,664
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	80,000	86,179
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.15% due 05/15/2048(3)(6)	10,000	10,170
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.78% due 10/25/2036(2)(3)	15,242	14,970
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,375	50,983
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	30,000	30,420
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	55,000	56,696
WFRBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,000	157,045
WFRBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	130,000	140,570
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	60,000	65,242
Total Asset Backed Securities (cost $7,572,233)		7,732,157
U.S. CORPORATE BONDS & NOTES — 26.0%
Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	40,000	41,850
Aerospace/Defense — 0.4%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	17,092
Boeing Co. Senior Notes 5.15% due 05/01/2030	35,000	40,255
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	15,000	17,616

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	$25,000	$31,292
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,139
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	33,308
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	17,341
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,965
		165,008
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	40,000	42,673
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	40,000	42,900
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	20,000	21,125
		64,025
Applications Software — 0.2%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	15,000	16,092
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	13,000	11,885
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	17,000	16,605
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	50,000	53,200
		97,782
Auto-Cars/Light Trucks — 0.1%
General Motors Co. Senior Notes 6.13% due 10/01/2025	15,000	17,632
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	30,000	29,418
		47,050
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	40,000	41,122
Security Description	Principal Amount(15)	Value (Note 2)
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	$35,000	$36,820
State Street Corp. Senior Notes 2.35% due 11/01/2025	40,000	42,063
State Street Corp. Senior Notes 2.90% due 03/30/2026	20,000	21,271
		100,154
Banks-Super Regional — 0.8%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	30,000	31,269
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	55,000	57,823
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	35,000	36,555
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	32,044
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	120,000	128,298
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	43,251
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	5,935
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	10,000	12,780
		347,955
Beverages-Non-alcoholic — 0.0%
Coca-Cola Co. Senior Notes 3.00% due 03/05/2051	5,000	4,835
Keurig Dr Pepper, Inc. Company Guar. Notes 3.35% due 03/15/2051	10,000	9,927
		14,762
Brewery — 0.5%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	46,105
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	11,436
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	10,000	11,489

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	$60,000	$74,866
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	25,000	25,782
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	15,000	15,701
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	39,000	42,391
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	10,000	11,484
		239,254
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	11,000	11,845
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	15,000	16,405
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	31,000	30,416
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	11,933
		70,599
Building & Construction Products-Misc. — 0.3%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	35,000	33,163
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	50,000	50,450
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	40,000	41,464
		125,077
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	15,000	14,984
Building-Residential/Commercial — 0.2%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	42,000	49,005
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	26,000	28,957
		77,962
Security Description	Principal Amount(15)	Value (Note 2)
Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	$15,000	$15,033
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	80,000	81,536
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	70,000	65,005
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	58,836
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,610
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	30,000	38,968
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	10,427
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	30,840
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	40,000	43,796
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	5,632
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	17,347
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	18,068
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	15,000	19,559
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	83,000	88,615

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	$25,000	$26,656
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	55,764
		581,692
Casino Hotels — 0.1%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	20,844
Cellular Telecom — 0.4%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	60,000	58,931
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	45,000	48,574
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	55,000	59,935
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	15,000	16,810
		184,250
Chemicals-Diversified — 0.2%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	55,000	59,743
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	10,000	9,870
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	10,000	9,728
		79,341
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	5,825
Commercial Services-Finance — 0.3%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	20,000	20,957
Equifax, Inc. Senior Notes 3.10% due 05/15/2030	5,000	5,186
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	25,000	25,403
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	10,525
Security Description	Principal Amount(15)	Value (Note 2)
Commercial Services-Finance (continued)
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	$70,000	$75,013
		137,084
Computer Services — 0.5%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	105,000	105,551
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	100,000	96,729
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	20,000	21,700
		223,980
Computers — 0.2%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	50,000	50,629
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	15,835
HP, Inc. Senior Notes 2.20% due 06/17/2025	20,000	20,635
HP, Inc. Senior Notes 3.00% due 06/17/2027	20,000	21,125
		108,224
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	25,000	24,750
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	25,781
		50,531
Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	115,000	122,259
Containers-Paper/Plastic — 0.1%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	45,000	49,163
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	55,000	53,871
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	35,000	35,758
		89,629

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management — 0.2%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	$100,000	$106,950
Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 1.66% due 03/11/2027	70,000	70,069
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	36,693
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	115,000	123,534
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	40,000	43,729
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	95,000	105,877
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	55,000	65,547
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,909
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	45,000	45,476
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	25,804
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	37,592
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	135,000	144,276
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	8,338
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	15,000	14,184
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	36,033
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	64,749
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	32,874
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	30,000	33,362
Security Description	Principal Amount(15)	Value (Note 2)
Decision Support Software (continued)
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	$5,000	$5,085
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	15,000	14,887
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	4,848
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	50,000	53,333
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,649
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	65,000	70,248
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	48,910
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	42,811
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	50,000	55,728
Morgan Stanley Senior Notes 1.79% due 02/13/2032	70,000	65,031
Morgan Stanley Senior Notes 1.93% due 04/28/2032	50,000	46,930
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	25,025
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	40,604
Morgan Stanley Senior Notes 2.70% due 01/22/2031	45,000	45,757
Morgan Stanley Senior Notes 3.13% due 07/27/2026	16,000	17,232
Morgan Stanley Senior Notes 3.59% due 07/22/2028	20,000	21,792
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	55,466
Morgan Stanley Senior Notes 4.43% due 01/23/2030	15,000	17,165
		1,539,547

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 3.63% due 05/01/2030	$70,000	$75,259
Drug Delivery Systems — 0.2%
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	80,000	85,905
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	26,579
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,574
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050*	5,000	4,841
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	23,483
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	32,156
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	10,726
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,251
		108,610
Electric-Integrated — 2.1%
AES Corp. Senior Notes 3.30% due 07/15/2025*	25,000	26,521
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	20,000	22,121
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	20,000	21,551
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,139
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	10,000	10,850
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	15,000	15,895
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	10,000	10,181
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	20,000	20,271
Security Description	Principal Amount(15)	Value (Note 2)
Electric-Integrated (continued)
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	$15,000	$15,738
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	35,000	40,425
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	4,934
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	15,701
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	25,000	25,462
Exelon Corp. Senior Notes 3.95% due 06/15/2025	35,000	38,233
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,862
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	25,000	23,187
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	60,000	52,200
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	5,733
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	25,000	25,804
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	33,340
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	32,402
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	70,000	76,205
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	24,488
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,272
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	25,000	24,442
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	70,000	66,054
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	5,552

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	$5,000	$5,657
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	5,514
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	37,155
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	43,223
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	30,000	32,490
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	5,000	6,605
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	15,214
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	10,000	9,851
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	7,000	7,191
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,211
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,473
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	32,104
Southern Co. Senior Notes 3.70% due 04/30/2030	40,000	43,191
		921,442
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	40,000	40,745
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,366
		53,111
Electronic Components-Semiconductors — 0.6%
Broadcom, Inc. Company Guar. Notes 2.60% due 02/15/2033*	30,000	27,900
Security Description	Principal Amount(15)	Value (Note 2)
Electronic Components-Semiconductors (continued)
Broadcom, Inc. Company Guar. Notes 3.75% due 02/15/2051*	$10,000	$9,604
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	90,000	102,294
Intel Corp. Senior Notes 3.10% due 02/15/2060	5,000	4,704
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	22,804
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	50,000	52,069
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	30,000	32,193
		251,568
Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	55,000	55,611
Oracle Corp. Senior Notes 2.88% due 03/25/2031	35,000	35,648
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	68,450
Oracle Corp. Senior Notes 3.95% due 03/25/2051	15,000	15,381
Oracle Corp. Senior Notes 4.00% due 11/15/2047	5,000	5,160
Oracle Corp. Senior Notes 4.10% due 03/25/2061	15,000	15,421
		195,671
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	45,000	48,705
Finance-Credit Card — 0.2%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	43,244
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	15,000	14,692
Mastercard, Inc. Senior Notes 3.35% due 03/26/2030	15,000	16,410
		74,346

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Other Services — 0.4%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	$160,000	$170,090
Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	20,000	20,210
Mondelez International, Inc. Senior Notes 1.50% due 02/04/2031	25,000	22,846
		43,056
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	35,000	33,695
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	15,000	16,539
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,674
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	6,379
Kellogg Co. Senior Notes 3.40% due 11/15/2027	40,000	43,263
		105,550
Funeral Services & Related Items — 0.3%
Service Corp. International Senior Notes 3.38% due 08/15/2030	50,000	48,803
Service Corp. International Senior Notes 5.13% due 06/01/2029	62,000	66,538
		115,341
Gas-Distribution — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	26,000	28,873
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	30,000	32,536
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	55,000	59,572
		120,981
Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	85,000	89,675
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	45,000	47,773
		137,448
Security Description	Principal Amount(15)	Value (Note 2)
Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	$25,000	$24,999
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	25,000	24,787
		49,786
Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	30,800
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	16,274
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	25,000	27,305
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	15,000	17,188
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,302
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,552
		125,421
Insurance-Life/Health — 0.6%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	110,000	128,583
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	55,000	53,738
Unum Group Senior Notes 4.00% due 06/15/2029	10,000	10,826
Unum Group Senior Notes 4.50% due 03/15/2025	20,000	22,345
Unum Group Senior Notes 4.50% due 12/15/2049	35,000	35,013
		250,505
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	10,695
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	45,000	46,323
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	15,743
		72,761

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty — 0.1%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	$25,000	$26,815
Internet Security — 0.2%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	70,000	70,931
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	40,000	40,260
Medical Instruments — 0.2%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	20,000	20,516
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	60,000	66,218
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	15,000	16,924
		103,658
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	15,000	16,869
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,322
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	30,000	29,690
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	35,000	34,778
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	15,000	14,947
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,065
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	65,000	60,966
		152,768
Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	25,000	26,577
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	15,000	16,899
Security Description	Principal Amount(15)	Value (Note 2)
Medical-Drugs (continued)
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	$20,000	$23,312
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	55,000	54,159
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	30,000	26,702
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	25,000	27,297
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	65,964
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	10,369
		251,279
Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	29,446
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	12,366
Centene Corp. Senior Notes 3.38% due 02/15/2030	20,000	20,187
Centene Corp. Senior Notes 4.63% due 12/15/2029	80,000	86,584
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,343
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	20,000	21,479
		196,405
Medical-Hospitals — 0.2%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,332
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	10,115
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	35,000	40,250
Sutter Health Notes 3.36% due 08/15/2050	15,000	14,796
		70,493
Multimedia — 0.1%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	15,000	16,814

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	$40,000	$47,282
		64,096
Music — 0.2%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	65,000	65,627
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 2.50% due 11/15/2050	10,000	8,607
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	5,705
		14,312
Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	109,000	107,638
Oil Companies-Exploration & Production — 0.3%
Apache Corp. Senior Notes 4.88% due 11/15/2027	30,000	30,750
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	30,000	31,681
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	3,820
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	25,521
Pioneer Natural Resources Co. Senior Notes 2.15% due 01/15/2031	35,000	32,837
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	24,438
		149,047
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	15,000	13,346
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	5,000	5,476
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	25,000	28,172
		46,994
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	35,000	39,441
Security Description	Principal Amount(15)	Value (Note 2)
Oil Refining & Marketing (continued)
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	$20,000	$19,585
		59,026
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	10,000	11,228
Pharmacy Services — 0.3%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	65,000	64,137
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	30,000	33,053
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	25,000	30,528
		127,718
Pipelines — 0.8%
Energy Transfer Operating LP Senior Notes 4.95% due 06/15/2028	15,000	16,777
Energy Transfer Operating LP Senior Notes 5.15% due 03/15/2045	10,000	10,279
Energy Transfer Operating LP Senior Notes 5.25% due 04/15/2029	25,000	28,441
Energy Transfer Operating LP Senior Notes 6.13% due 12/15/2045	65,000	74,218
Energy Transfer Operating LP Senior Notes 6.25% due 04/15/2049	15,000	17,564
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	30,000	29,775
MPLX LP Senior Notes 4.70% due 04/15/2048	15,000	16,140
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,703
MPLX LP Senior Notes 5.20% due 12/01/2047	5,000	5,645
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	10,000	9,828
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	15,000	17,553
ONEOK, Inc. Company Guar. Notes 6.00% due 06/15/2035	5,000	5,888

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	$5,000	$6,611
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	30,000	32,563
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	30,000	33,644
Sunoco Logistics Partners Operations LP Senior Notes 4.00% due 10/01/2027	10,000	10,749
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	30,000	31,350
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	10,000	12,273
		365,001
Real Estate Investment Trusts — 1.1%
American Tower Corp. Senior Notes 1.50% due 01/31/2028	40,000	38,119
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	20,847
American Tower Corp. Senior Notes 2.95% due 01/15/2051	30,000	26,434
Brixmor Operating Partnership LP Senior Notes 2.25% due 04/01/2028	10,000	9,805
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	40,000	43,057
Crown Castle International Corp. Senior Notes 1.05% due 07/15/2026	70,000	67,479
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	40,000	41,339
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	28,024
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	10,000	11,536
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	40,000	41,952
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	85,149
Security Description	Principal Amount(15)	Value (Note 2)
Real Estate Investment Trusts (continued)
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	$70,000	$73,710
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	5,000	4,838
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	10,000	10,538
		502,827
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	30,000	30,212
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	40,000	42,135
		72,347
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	40,000	43,545
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	35,000	36,756
Lowe's Cos., Inc. Senior Notes 1.70% due 10/15/2030	15,000	14,079
Lowe's Cos., Inc. Senior Notes 2.63% due 04/01/2031	50,000	50,104
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,206
		106,145
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	50,000	51,225
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	20,000	21,074
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	30,000	31,089
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	10,000	11,323
		63,486

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	$5,000	$4,971
Howard University Notes 2.80% due 10/01/2030	15,000	14,964
Howard University Notes 2.90% due 10/01/2031	10,000	10,051
Howard University Notes 3.48% due 10/01/2041	15,000	14,368
		44,354
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	5,000	6,096
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	15,000	18,792
		24,888
Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	5,000	4,521
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	137,000	125,105
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	35,000	33,770
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	5,000	4,735
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	5,634
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	20,000	18,235
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*	17,000	14,952
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	35,000	36,884
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	100,000	101,051
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	50,000	49,779
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	10,000	10,732
Security Description	Principal Amount(15)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	$60,000	$68,523
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	10,000	11,565
		485,486
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	20,000	19,006
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	10,000	9,089
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	14,514
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	30,000	34,882
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	20,000	24,386
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	50,000	49,190
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000	36,881
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	15,000	15,637
		203,585
Transactional Software — 0.2%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	90,000	88,435
Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	5,000	4,932
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062*	35,000	31,040
		35,972
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.30% due 03/15/2027	10,000	10,851
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	25,000	28,368
		39,219

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	$35,000	$36,838
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	30,000	32,920
		69,758
Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	5,000	5,139
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000	17,192
		22,331
Total U.S. Corporate Bonds & Notes (cost $11,314,828)		11,588,900
FOREIGN CORPORATE BONDS & NOTES — 1.8%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	30,000	39,916
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	55,000	60,653
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	10,000	10,849
		71,502
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	5,817
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	33,150
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	10,000	11,178
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	15,000	14,424
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*	20,000	19,000
		33,424
Security Description	Principal Amount(15)	Value (Note 2)
Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	$50,000	$53,812
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	55,000	52,594
		106,406
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	55,000	57,634
Networking Products — 0.2%
Nokia Oyi Senior Notes 4.38% due 06/12/2027	50,000	53,000
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	24,450
		77,450
Oil Companies-Exploration & Production — 0.1%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	10,000	10,051
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	10,000	10,062
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	30,000	29,925
		50,038
Oil Companies-Integrated — 0.1%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	20,000	20,460
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	15,000	15,923
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	15,000	15,880
Suncor Energy, Inc. Senior Notes 3.75% due 03/04/2051	15,000	14,580
		66,843
Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	15,000	16,827
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	5,000	5,730
		22,557

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Retail-Restaurants — 0.2%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*		$80,000	$80,859
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		55,000	61,126
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*		15,000	17,503
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		10,000	11,973
			90,602
SupraNational Banks — 0.1%
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	780,000	38,342
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026		35,000	34,630
Total Foreign Corporate Bonds & Notes (cost $790,883)			820,348
MUNICIPAL BONDS & NOTES — 1.9%
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040		10,000	10,617
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029		5,000	5,729
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039		15,000	17,132
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029		30,000	35,096
County of Riverside, CA Revenue Bonds 2.96% due 02/15/2027		80,000	85,128
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028		80,000	85,604
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025		70,000	70,649
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045		35,000	41,110
Security Description	Principal Amount(15)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	$95,000	$117,676
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	29,000	41,485
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	100,000	109,496
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	95,000	116,615
State of Connecticut General Obligation Bonds 3.00% due 07/01/2021	5,000	5,033
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	49,636	51,500
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,526
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	20,996
Total Municipal Bonds & Notes (cost $755,291)		824,392
U.S. GOVERNMENT AGENCIES — 36.1%
Federal Home Loan Mtg. Corp. — 1.4%
2.50% due 01/01/2028	3,309	3,467
2.50% due 04/01/2028	7,003	7,337
3.00% due 08/01/2027	3,141	3,317
3.00% due 10/01/2042	11,826	12,617
3.00% due 11/01/2042	4,004	4,259
3.00% due 02/01/2043	16,343	17,385
3.00% due 08/01/2043	38,761	41,283
3.50% due 02/01/2042	1,882	2,022
3.50% due 03/01/2042	2,391	2,599
3.50% due 09/01/2043	12,286	13,331
4.00% due 03/01/2023	3	3
4.00% due 10/01/2043	5,883	6,476
4.50% due 01/01/2039	402	453
5.00% due 07/01/2021	86	90
5.00% due 05/01/2034	3,806	4,280
5.50% due 07/01/2034	4,116	4,785
5.50% due 07/01/2035	3,566	4,176
5.50% due 04/01/2037	1,266	1,488
5.50% due 05/01/2037	1,264	1,485
5.50% due 08/01/2037	7,166	8,425
6.50% due 05/01/2029	1,222	1,394

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. FRS 1.74% (6 ML+1.49%) due 02/01/2037	$408	$424
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.48% due 01/25/2034(3)(5)(6)	204,738	9,957
Series K064, Class X1 0.60% due 03/25/2027(3)(5)(6)	372,930	12,190
Series K124, Class X1 0.72% due 12/25/2030(3)(5)(6)	270,969	16,474
Series K122, Class X1 0.88% due 11/25/2030(3)(5)(6)	99,963	7,222
Series K121, Class X1 1.03% due 10/25/2030(3)(5)(6)	118,944	9,806
Series K114, Class X1 1.12% due 06/25/2030(3)(5)(6)	214,817	19,196
Series K104, Class X1 1.13% due 01/25/2030(3)(5)(6)	184,715	15,676
Series K111, Class X1 1.57% due 05/25/2030(3)(5)(6)	99,866	12,255
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(6)	82,000	90,539
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(6)	18,800	20,564
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 1.76% (1 ML+1.65%) due 04/25/2043*(2)	12,638	12,553
Series 2019-HQA3, Class M2 1.97% (1 ML + 1.85%) due 09/25/2049*(2)	24,823	24,684
Series 2019-DNA3, Class M2 2.16% (1 ML + 2.05%) due 07/25/2049*(2)	35,785	35,712
Series 2019-HQA1, Class M2 2.46% (1 ML + 2.35%) due 02/25/2049*(2)	65,153	65,265
Series 2019-DNA2, Class M2 2.56% (1 ML+2.45%) due 03/25/2049*(2)	41,802	41,854
Security Description	Principal Amount(15)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(2)	$23,363	$23,738
Series 3964, Class MD 2.00% due 01/15/2041(2)	377	386
Series 4961, Class JB 2.50% due 12/15/2042(2)	42,604	44,467
Series 3883, Class PB 3.00% due 05/15/2041(2)	14,428	15,513
Series 1577, Class PK 6.50% due 09/15/2023(2)	1,120	1,178
Series 1226, Class Z 7.75% due 03/15/2022(2)	62	63
		620,388
Federal National Mtg. Assoc. — 3.9%
2.50% due 02/01/2043	81,032	83,763
2.50% due 03/01/2043	88,624	91,786
2.66% due 03/01/2027	206,285	219,967
2.78% due 03/01/2027	71,946	77,182
3.00% due 01/01/2028	5,979	6,320
4.50% due 01/01/2039	1,141	1,285
4.50% due 06/01/2039	17,395	18,998
4.50% due 05/01/2041	3,907	4,403
5.00% due 07/01/2040	10,578	12,132
5.50% due 04/01/2021	6	6
5.50% due 06/01/2021	307	308
5.50% due 10/01/2021	1,542	1,550
5.50% due 12/01/2021	2,839	2,853
5.50% due 06/01/2022	12,897	13,071
5.50% due 12/01/2029	685	766
5.50% due 05/01/2034	1,775	2,007
5.50% due 08/01/2037	5,028	5,890
5.50% due 06/01/2038	367	432
6.00% due 06/01/2026	5,584	6,269
6.00% due 03/01/2027	7,880	8,849
6.00% due 12/01/2033	1,078	1,286
6.00% due 05/01/2034	4,304	5,142
6.00% due 08/01/2034	320	382
6.00% due 06/01/2040	2,190	2,603
6.50% due 11/01/2035	2,059	2,412
6.50% due 10/01/2037	653	748
7.00% due 06/01/2037	7,644	9,110
Federal National Mtg. Assoc. STRIPS Series 415, Class A3 3.00% due 11/25/2042(2)	30,505	31,391
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.21% (1 ML +2.10%) due 06/25/2039*(2)	23,532	23,579
Series 2019-HRP1, Class M2 2.26% (1 ML+2.15%) due 11/25/2039*(2)	20,587	20,272

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2019-R03, Class 1M2 2.26% (1 ML+2.15%) due 09/25/2031*(2)	$15,525	$15,561
Series 2017-C01, Class 1M2 3.66% (1 ML+3.55%) due 07/25/2029(2)	24,239	24,967
Series 2016-C07, Class 2M2 4.46% (1 ML+4.35%) due 05/25/2029(2)	38,683	40,257
Federal National Mtg. Assoc. FRS 2.33% (12 ML+1.82%) due 10/01/2040	1,066	1,125
2.36% (12 ML+1.57%) due 05/01/2037	837	881
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(2)	28,545	29,157
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	41,917	42,787
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	22,323	22,707
Series 2011-117, Class MA 2.00% due 08/25/2040(2)	2,359	2,407
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	10,898	11,234
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	20,946	21,638
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	19,965	20,611
Series 2016-11, Class GA 2.50% due 03/25/2046(2)	22,694	23,653
Series 2019-54, Class KC 2.50% due 09/25/2049(2)	70,774	74,208
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	37,411	38,723
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	30,949	32,141
Series 2016-38, Class NA 3.00% due 01/25/2046(2)	10,071	10,825
Series 2017-34, Class JK 3.00% due 05/25/2047(2)	14,794	15,321
Series 2017-72, Class B 3.00% due 09/25/2047(2)	28,338	30,151
Series 2017-72, Class CD 3.00% due 09/25/2047(2)	28,314	30,158
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	42,691	45,916
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	39,894	41,948
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	13,714	14,837
Series 2017-26, Class CG 3.50% due 07/25/2044(2)	28,402	29,766
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	16,059	16,408
Security Description	Principal Amount(15)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	$24,722	$26,062
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	29,846	32,120
Series 2019-7, Class JA 3.50% due 03/25/2049(2)	31,082	33,292
Series 2019-14, Class CA 3.50% due 04/25/2049(2)	35,772	38,894
Series 2017-35, Class AH 3.50% due 04/25/2053(2)	29,599	30,598
Series 2017-84, Class KA 3.50% due 04/25/2053(2)	21,218	21,899
Series 2019-15, Class AB 3.50% due 05/25/2053(2)	36,438	38,536
Series 2018-72, Class BA 3.50% due 07/25/2054(2)	42,695	44,940
Series 2018-19, Class DC 3.50% due 05/25/2056(2)	18,073	18,998
Series 2018-70, Class HA 3.50% due 10/25/2056(2)	29,913	31,607
Series 2019-12, Class HA 3.50% due 11/25/2057(2)	35,220	37,908
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	30,413	32,382
Series 2019-28, Class JA 3.50% due 06/25/2059(2)	31,821	34,518
Series 2017-49, Class JA 4.00% due 07/25/2053(2)	24,406	25,545
		1,739,448
Government National Mtg. Assoc. — 10.0%
2.00% due April 30 TBA	625,000	630,725
2.50% due April 30 TBA	150,000	154,661
2.50% due May 30 TBA	175,000	180,089
3.00% due April 30 TBA	450,000	468,712
3.00% due May 30 TBA	550,000	573,149
3.50% due April 30 TBA	510,000	538,209
3.50% due May 30 TBA	525,000	554,408
4.00% due 10/15/2040	16,595	18,434
4.00% due 02/15/2041	7,543	8,353
4.00% due 09/15/2041	7,465	8,246
4.00% due 10/15/2041	3,420	3,676
4.00% due April 30 TBA	650,000	693,875
4.50% due 06/15/2041	62,101	69,931
5.00% due 01/15/2033	726	818
5.00% due 01/15/2040	37,598	43,793
5.00% due April 30 TBA	300,000	338,250
5.50% due 04/15/2036	37,554	41,752
6.50% due 07/15/2028	37,633	42,024
6.50% due 08/15/2028	2,205	2,462
6.50% due 09/15/2028	4,703	5,287
6.50% due 11/15/2028	7,101	7,929
7.00% due 01/15/2033	3,014	3,521
7.00% due 05/15/2033	4,475	5,222
7.00% due 11/15/2033	1,948	2,280
8.00% due 02/15/2030	1,043	1,096
9.00% due 11/15/2021	9	9

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(2)	$32,083	$32,440
Series 2015-151, Class BA 1.70% due 10/20/2045(2)	18,033	18,273
Series 2013-37, Class LG 2.00% due 01/20/2042(2)	26,082	26,795
Series 2005-74, Class HA 7.50% due 09/16/2035(2)	59	64
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	1,173	1,313
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	1,011	1,161
		4,476,957
Uniform Mtg. Backed Securities — 20.8%
1.50% due April 15 TBA	275,000	276,160
1.50% due May 15 TBA	275,000	275,725
2.00% due April 15 TBA	225,000	230,845
2.00% due April 30 TBA	1,875,000	1,869,470
2.00% due May 30 TBA	2,555,000	2,542,774
2.50% due April 30 TBA	285,000	292,253
2.50% due May 30 TBA	140,000	143,262
3.00% due April 30 TBA	755,000	786,394
3.00% due May 30 TBA	370,000	385,458
3.50% due April 30 TBA	725,000	765,583
4.00% due April 30 TBA	640,000	686,800
4.50% due April 30 TBA	425,000	462,652
5.50% due April 30 TBA	200,000	223,500
6.00% due April 30 TBA	300,000	337,406
		9,278,282
Total U.S. Government Agencies (cost $16,021,907)		16,115,075
U.S. GOVERNMENT TREASURIES — 17.6%
United States Treasury Bonds — 9.6%
1.00% due 02/15/2048 TIPS(8)	63,637	78,661
1.25% due 05/15/2050	223,000	167,720
1.38% due 08/15/2050	155,000	120,464
1.63% due 11/15/2050	70,000	58,100
1.88% due 02/15/2041	230,000	213,612
1.88% due 02/15/2051	85,000	75,119
2.25% due 08/15/2046	115,000	111,294
2.50% due 02/15/2045(10)	150,000	152,760
2.88% due 08/15/2045	190,000	206,966
3.00% due 05/15/2045(11)	370,000	411,394
3.00% due 11/15/2045	202,000	224,938
3.13% due 08/15/2044	295,000	334,929
3.38% due 05/15/2044	1,185,000	1,399,411
3.63% due 08/15/2043	105,000	128,568
3.63% due 02/15/2044	105,000	128,773
3.75% due 11/15/2043	105,000	131,065
5.00% due 05/15/2037	256,000	358,850
		4,302,624
Security Description	Principal Amount(15)		Value (Note 2)
United States Treasury Notes — 8.0%
0.13% due 02/15/2024		$495,000	$492,254
0.38% due 01/15/2027 TIPS(8)		194,893	214,855
0.63% due 12/31/2027		775,000	737,370
0.63% due 05/15/2030		1,300,000	1,182,137
0.63% due 08/15/2030		360,000	325,969
0.75% due 07/15/2028 TIPS(8)		46,888	53,417
2.75% due 02/15/2028		525,000	572,250
			3,578,252
Total U.S. Government Treasuries (cost $7,927,254)			7,880,876
FOREIGN GOVERNMENT OBLIGATIONS — 2.6%
Sovereign — 2.6%
Commonwealth of Australia Senior Notes 1.75% due 06/21/2051	AUD	65,000	39,501
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	156,975
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	55,000	69,038
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	60,000	69,672
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	52,000	74,967
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	100,000	116,390
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	100,000	105,848
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	100,000	123,427
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	100,000	113,470
Republic of Peru Senior Notes 2.39% due 01/23/2026		10,000	10,272
Republic of Peru Senior Notes 2.78% due 01/23/2031		45,000	44,955
Republic of Peru Senior Notes 3.30% due 03/11/2041		15,000	14,545
Republic of Peru Senior Notes 3.55% due 03/10/2051		20,000	19,422
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	130,000	142,984

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
United Mexican States Senior Bonds 4.75% due 03/08/2044	$60,000	$63,010
Total Foreign Government Obligations (cost $1,213,299)		1,164,476
OPTIONS — PURCHASED — 0.0%†(9)
Over the Counter Call Options on Currency Contracts (cost $45,652)	8,232,109	11,517
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(1)	4	48
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	102
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†	8,000	1
Total Escrows And Litigation Trusts (cost $0)		151
Total Long-Term Investment Securities (cost $50,695,970)		52,997,767
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(12) (cost $325,428)	325,428	325,428
REPURCHASE AGREEMENTS —11.5%
Bank of America Securities LLC Joint Repurchase Agreement(13)	1,230,000	1,230,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	860,000	860,000
Security Description	Principal Amount(15)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
BNP Paribas SA Joint Repurchase Agreement(13)	$745,000	$745,000
Deutsche Bank AG Joint Repurchase Agreement(13)	1,150,000	1,150,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	1,150,000	1,150,000
Total Repurchase Agreements (cost $5,135,000)		5,135,000
TOTAL INVESTMENTS (cost $56,156,398)(14)	130.9%	58,458,195
Liabilities in excess of other assets	(30.9)	(13,787,881)
NET ASSETS	100.0%	$44,670,314

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2021, the aggregate value of these securities was $8,499,375 representing 19.0% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Collateralized Mortgage Obligation

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Collateralized Loan Obligation

(5)  Interest Only

(6)  Commercial Mortgage Backed Security

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2021.

(8)  Principal amount of security is adjusted for inflation.

(9)  Options — Purchased

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$1,374	$7,335	$4,114	$(3,221)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	1,352	7,342	1,709	(5,633)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	1,284	7,778	213	(7,565)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	1,410	7,004	5,451	(1,553)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.0600 CNY per $1 USD	NatWest Markets PLC	July 2021	CNY	8.06	1,448	7,680	29	(7,651)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.4845 CNY per $1 USD	NatWest Markets PLC	May 2021	CNY	8.49	1,364	8,513	1	(8,512)
						$45,652	$11,517	$(34,135)

CNY — Chinese Yuan

USD — United States Dollar

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(12)  The rate shown is the 7-day yield as of March 31, 2021.

(13)  See Note 2 for details of Joint Repurchase Agreements.

(14)  See Note 4 for cost of investments on a tax basis.

(15)  Denominated in United States dollars unless otherwise indicated.

AUD — Australian Dollar

CLO — Collateralized Loan Obligation

EUR — Euro Currency

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Australia 10 Year Bonds	June 2021	$209,810	$209,810	$0
1	Short	Euro-BUXL 30 Year Bonds	June 2021	242,936	241,623	1,313
3	Long	Euro-OAT	June 2021	569,440	569,756	316
1	Short	Long Gilt	June 2021	177,150	175,894	1,256
18	Short	U.S. Treasury 10 Year Ultra Notes	June 2021	2,662,059	2,586,375	75,684
23	Short	U.S. Treasury 5 Year Notes	June 2021	2,856,559	2,838,164	18,395
7	Short	U.S. Treasury Long Bonds	June 2021	1,115,205	1,082,156	33,049
1	Short	U.S. Treasury Ultra Bonds	June 2021	189,789	181,219	8,570
						$138,583
						Unrealized (Depreciation)
3	Short	Euro-BTP	June 2021	$524,635	$525,288	$(653)
3	Short	Euro-Bund	June 2021	601,691	602,580	(889)
4	Long	U.S. Treasury 10 Year Notes	June 2021	535,805	523,750	(12,055)
8	Long	U.S. Treasury 2 Year Notes	June 2021	1,767,047	1,765,813	(1,234)
						$(14,831)
Net Unrealized Appreciation (Depreciation)						$123,752

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Canadian Imperial Bank of Commerce	EUR	107,000	USD	126,770	06/16/2021	$1,104	$—
Citibank N.A.	USD	18,895	EUR	16,000	06/16/2021	—	(104)
Goldman Sachs International	MXN	780,000	USD	38,431	06/10/2021	540	—
	USD	1,216	ILS	4,000	06/16/2021	—	(18)
						540	(18)
Morgan Stanley & Co., Inc.	EUR	609,000	USD	726,343	06/16/2021	11,098	—
	ILS	4,000	USD	1,206	06/16/2021	8	—
						11,106	—
Toronto Dominion Bank	AUD	64,000	USD	49,302	06/16/2021	676	—
Unrealized Appreciation (Depreciation)						$13,426	$(122)

AUD — Australian Dollar

EUR — Euro Currency

ISL — Israeli Shekel

MXN — Mexican Peso

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	335	09/29/2026	1 Year USD Federal Funds — H.15-OIS-Compound/Annually	1.00%/Annually	$5,583	$(8,677)

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,859,875	$—	$—	$6,859,875
Asset Backed Securities	—	7,732,157	—	7,732,157
U.S. Corporate Bonds & Notes	—	11,588,900	—	11,588,900
Foreign Corporate Bonds & Notes	—	820,348	—	820,348
Municipal Bond & Notes	—	824,392	—	824,392
U.S. Government Agencies	—	16,115,075	—	16,115,075
U.S. Government Treasuries	—	7,880,876	—	7,880,876
Foreign Government Obligations	—	1,164,476	—	1,164,476
Options - Purchased	—	11,517	—	11,517
Escrows and Litigation Trusts	—	102	49	151
Short-Term Investment Securities:	325,428	—	—	325,428
Repurchase Agreements	—	5,135,000	—	5,135,000
Total Investments at Value	$7,185,303	$51,272,843	$49	$58,458,195
Other Financial Instruments:†
Futures Contracts	$138,583	$—	$—	$138,583
Forward Foreign Currency Contracts	—	13,426	—	13,426
Total Other Financial Instruments	$138,583	$13,426	$—	$152,009
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$14,831	$—	$—	$14,831
Forward Foreign Currency Contracts	—	122	—	122
Centrally Cleared Interest Rate Swap Contracts	—	8,667	—	8,667
Total Other Financial Instruments	$14,831	$8,789	$—	$23,620

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
Repurchase Agreements	5.6%
Commercial Paper	5.1
Diversified Banking Institutions	4.3
Medical-Drugs	4.3
E-Commerce/Products	3.8
Computers	3.6
Web Portals/ISP	3.1
Applications Software	3.1
Uniform Mtg. Backed Securities	2.4
Electronic Components-Semiconductors	2.3
Computer Services	2.1
Real Estate Investment Trusts	2.0
Telephone-Integrated	2.0
Electric-Integrated	1.8
Diversified Financial Services	1.7
Semiconductor Components-Integrated Circuits	1.7
Medical Products	1.6
Auto-Cars/Light Trucks	1.5
Cosmetics & Toiletries	1.4
Internet Content-Entertainment	1.3
Chemicals-Diversified	1.3
Insurance-Multi-line	1.2
Computer Aided Design	1.2
Cable/Satellite TV	1.1
Banks-Commercial	1.1
Beverages-Non-alcoholic	1.0
United States Treasury Bonds	1.0
Insurance-Life/Health	1.0
Electronic Forms	1.0
Aerospace/Defense	1.0
Retail-Restaurants	0.9
Networking Products	0.9
Federal National Mtg. Assoc.	0.8
Retail-Discount	0.8
Medical Instruments	0.8
Oil-Field Services	0.8
Medical-Wholesale Drug Distribution	0.8
Exchange-Traded Funds	0.8
Pipelines	0.8
Instruments-Controls	0.8
Oil Companies-Integrated	0.7
Tobacco	0.7
Commercial Services-Finance	0.7
Oil Companies-Exploration & Production	0.7
Entertainment Software	0.6
Internet Content-Information/News	0.6
Hotels/Motels	0.6
Retail-Building Products	0.6
Machinery-Farming	0.6
Medical-Biomedical/Gene	0.6
Auto-Heavy Duty Trucks	0.6
Finance-Consumer Loans	0.5
Government National Mtg. Assoc.	0.5
Computer Data Security	0.5
Transport-Services	0.5
Enterprise Software/Service	0.5
Medical-HMO	0.5
Building-Residential/Commercial	0.5
Retail-Consumer Electronics	0.4
Building Products-Air & Heating	0.4
Transport-Rail	0.4
Consulting Services	0.4%
Semiconductor Equipment	0.4
Auto/Truck Parts & Equipment-Original	0.4
Transport-Truck	0.4
Non-Hazardous Waste Disposal	0.4
Independent Power Producers	0.4
Investment Management/Advisor Services	0.4
Finance-Credit Card	0.4
Food-Misc./Diversified	0.4
Industrial Automated/Robotic	0.4
Electric Products-Misc.	0.4
Electronic Components-Misc.	0.4
Chemicals-Specialty	0.4
Finance-Auto Loans	0.3
Recreational Vehicles	0.3
Metal-Diversified	0.3
Real Estate Management/Services	0.3
Commercial Services	0.3
Web Hosting/Design	0.3
Finance-Other Services	0.3
Medical-Hospitals	0.3
Food-Retail	0.3
Medical Labs & Testing Services	0.3
Food-Confectionery	0.3
Finance-Investment Banker/Broker	0.3
Building & Construction Products-Misc.	0.3
Retail-Apparel/Shoe	0.2
Diagnostic Equipment	0.2
Brewery	0.2
Private Equity	0.2
Real Estate Operations & Development	0.2
Coatings/Paint	0.2
E-Commerce/Services	0.2
Building Products-Cement	0.2
Audio/Video Products	0.2
Casino Hotels	0.2
Broadcast Services/Program	0.2
Miscellaneous Manufacturing	0.2
Toys	0.2
Gambling (Non-Hotel)	0.2
Human Resources	0.2
Import/Export	0.2
Containers-Metal/Glass	0.2
Data Processing/Management	0.2
Electric-Generation	0.2
Machinery-Construction & Mining	0.1
Apparel Manufacturers	0.1
Distribution/Wholesale	0.1
Oil Refining & Marketing	0.1
Machinery-General Industrial	0.1
Cellular Telecom	0.1
Home Furnishings	0.1
Building & Construction-Misc.	0.1
Electronic Parts Distribution	0.1
Diversified Minerals	0.1
Steel-Producers	0.1
Machine Tools & Related Products	0.1
Insurance-Property/Casualty	0.1
Retail-Hypermarkets	0.1
Machinery-Pumps	0.1
Metal-Iron	0.1

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited) (continued)

Industry Allocation* (continued)
Petrochemicals	0.1%
United States Treasury Notes	0.1
Food-Meat Products	0.1
Retail-Misc./Diversified	0.1
Soap & Cleaning Preparation	0.1
Federal Home Loan Mtg. Corp.	0.1
Aerospace/Defense-Equipment	0.1
Containers-Paper/Plastic	0.1
MRI/Medical Diagnostic Imaging	0.1
Machinery-Electrical	0.1
Agricultural Chemicals	0.1
Financial Guarantee Insurance	0.1
Food-Wholesale/Distribution	0.1
Diversified Operations/Commercial Services	0.1
Computers-Periphery Equipment	0.1
Investment Companies	0.1
Banks-Super Regional	0.1
Retail-Jewelry	0.1
Internet Security	0.1
Energy-Alternate Sources	0.1
Diversified Operations	0.1
Research & Development	0.1
Municipal Bonds & Notes	0.1
Radio	0.1
Insurance Brokers	0.1
Paper & Related Products	0.1
Finance-Mortgage Loan/Banker	0.1
Telecommunication Equipment	0.1
Advertising Agencies	0.1
Finance-Leasing Companies	0.1
Retail-Convenience Store	0.1
103.1%

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 77.6%
Aerospace/Defense — 0.9%
Lockheed Martin Corp.	5,123	$1,892,949
Aerospace/Defense-Equipment — 0.0%
Airbus SE†	312	35,322
Airlines — 0.0%
Copa Holdings SA, Class A†	1,247	100,745
Airport Development/Maintenance — 0.0%
Aena SME SA†*	638	103,474
Apparel Manufacturers — 0.1%
Hermes International	281	311,075
Applications Software — 3.0%
Intuit, Inc.	5,382	2,061,629
Microsoft Corp.	17,575	4,143,658
ServiceNow, Inc.†	240	120,026
		6,325,313
Athletic Footwear — 0.0%
adidas AG†	78	24,349
Audio/Video Products — 0.2%
Sony Corp.	3,800	397,932
Auto-Cars/Light Trucks — 1.4%
BYD Co., Ltd.†	1,500	31,817
Ford Motor Co.†	181,009	2,217,360
Porsche Automobil Holding SE (Preference Shares)	2,023	214,510
Stellantis NV
(Euronext Paris)	19,425	343,518
Volkswagen AG (Preference Shares)	299	83,662
		2,890,867
Auto-Heavy Duty Trucks — 0.6%
Cummins, Inc.	3,611	935,646
Volvo AB, Class B	12,041	304,560
		1,240,206
Auto/Truck Parts & Equipment-Original — 0.4%
Allison Transmission Holdings, Inc.	3,953	161,401
Faurecia SE†	2,526	134,575
Gentex Corp.	6,183	220,548
Koito Manufacturing Co., Ltd.	2,900	194,337
Stanley Electric Co., Ltd.	2,200	65,468
		776,329
Banks-Commercial — 0.9%
Banco Bilbao Vizcaya Argentaria SA	52,238	271,134
Bank Leumi Le-Israel BM	20,959	137,925
BOC Hong Kong Holdings, Ltd.	37,500	130,964
DBS Group Holdings, Ltd.	15,900	340,292
HDFC Bank, Ltd.†	14,368	293,673
Israel Discount Bank, Ltd., Class A	20,175	83,824
Sberbank of Russia PJSC ADR	4,576	70,493
Skandinaviska Enskilda Banken AB, Class A	13,984	170,448
Sumitomo Mitsui Trust Holdings, Inc.	3,700	128,953
Swedbank AB, Class A	1,457	25,675
United Overseas Bank, Ltd.	8,500	163,214
		1,816,595
Security Description	Shares	Value (Note 2)
Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	14,503	$764,453
Coca-Cola European Partners PLC	1,400	73,024
Coca-Cola HBC AG†	3,405	108,435
PepsiCo, Inc.	8,869	1,254,520
		2,200,432
Brewery — 0.2%
Carlsberg A/S, Class B	1,505	231,234
Constellation Brands, Inc., Class A	966	220,248
		451,482
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	4,423	192,224
Building & Construction Products-Misc. — 0.2%
Cie de Saint-Gobain†	5,374	317,121
Building & Construction-Misc. — 0.1%
Eiffage SA†	1,145	114,617
HOCHTIEF AG	619	55,386
Obayashi Corp.	7,500	68,751
		238,754
Building Products-Air & Heating — 0.4%
Daikin Industries, Ltd.	1,200	241,897
Johnson Controls International PLC	11,071	660,606
		902,503
Building Products-Cement — 0.2%
CRH PLC	4,201	196,913
LafargeHolcim, Ltd.	3,762	221,067
		417,980
Building-Heavy Construction — 0.0%
ACS Actividades de Construccion y Servicios SA	1,737	57,565
Building-Residential/Commercial — 0.3%
Berkeley Group Holdings PLC	1,267	77,535
Daiwa House Industry Co., Ltd.	6,100	178,551
Lennar Corp., Class A	1,686	170,674
Persimmon PLC†	1,861	75,428
PulteGroup, Inc.	2,581	135,348
Taylor Wimpey PLC	38,106	94,796
		732,332
Cable/Satellite TV — 0.7%
Altice USA, Inc., Class A†	5,101	165,936
Comcast Corp., Class A	22,667	1,226,511
		1,392,447
Casino Hotels — 0.1%
Galaxy Entertainment Group, Ltd.†	8,000	72,034
Sands China, Ltd.†	47,200	235,876
		307,910
Chemicals-Diversified — 1.3%
Celanese Corp.	947	141,870
Covestro AG*	3,911	262,986
Dow, Inc.	2,162	138,238
DuPont de Nemours, Inc.	18,274	1,412,215
Eastman Chemical Co.	3,351	369,012
FMC Corp.	651	72,007

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
ICL Group, Ltd.	12,780	$74,812
Koninklijke DSM NV†	497	84,103
Nitto Denko Corp.	1,400	119,612
		2,674,855
Chemicals-Specialty — 0.2%
Ashland Global Holdings, Inc.	1,421	126,142
Chemours Co.	4,128	115,213
Shin-Etsu Chemical Co., Ltd.	1,100	184,881
		426,236
Coatings/Paint — 0.2%
Asian Paints, Ltd.	3,264	113,259
Axalta Coating Systems, Ltd.†	6,253	184,964
Sherwin-Williams Co.	162	119,557
		417,780
Commercial Services — 0.3%
Cintas Corp.	402	137,207
Quanta Services, Inc.	5,725	503,685
		640,892
Commercial Services-Finance — 0.5%
FleetCor Technologies, Inc.†	464	124,644
PayPal Holdings, Inc.†	3,119	757,418
StoneCo, Ltd., Class A†	1,394	85,341
TransUnion	796	71,640
		1,039,043
Computer Aided Design — 1.2%
Autodesk, Inc.†	4,873	1,350,552
Cadence Design Systems, Inc.†	5,762	789,336
Synopsys, Inc.†	2,061	510,675
		2,650,563
Computer Data Security — 0.5%
Check Point Software Technologies, Ltd.†	700	78,379
Fortinet, Inc.†	5,346	985,909
		1,064,288
Computer Services — 2.1%
Accenture PLC, Class A	7,873	2,174,916
Amdocs, Ltd.	3,458	242,579
Capgemini SE	1,345	228,864
Cognizant Technology Solutions Corp., Class A	7,931	619,570
DXC Technology Co.†	7,079	221,289
Fujitsu, Ltd.	800	115,602
International Business Machines Corp.	1,001	133,393
Itochu Techno-Solutions Corp.	1,200	38,636
Leidos Holdings, Inc.	3,895	375,011
Nomura Research Institute, Ltd.	6,800	210,341
Tata Consultancy Services, Ltd.	4,780	207,593
		4,567,794
Computers — 3.5%
Apple, Inc.	60,549	7,396,060
Security Description	Shares	Value (Note 2)
Computers-Periphery Equipment — 0.1%
Logitech International SA	1,231	$129,124
Consulting Services — 0.4%
Booz Allen Hamilton Holding Corp.	5,854	471,423
Gartner, Inc.†	2,218	404,896
		876,319
Consumer Products-Misc. — 0.0%
Spectrum Brands Holdings, Inc.	878	74,630
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.	2,151	208,733
Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	2,206	173,899
L'Oreal SA	1,088	416,964
Procter & Gamble Co.	17,298	2,342,668
Unilever PLC	1,508	84,321
		3,017,852
Data Processing/Management — 0.1%
DocuSign, Inc.†	319	64,582
Fidelity National Information Services, Inc.	915	128,658
		193,240
Diagnostic Equipment — 0.2%
10X Genomics, Inc., Class A†	1,067	193,127
Thermo Fisher Scientific, Inc.	639	291,627
		484,754
Distribution/Wholesale — 0.1%
Ferguson PLC	2,469	295,038
Diversified Banking Institutions — 4.0%
Citigroup, Inc.	28,910	2,103,203
Credit Agricole SA†	15,415	223,163
Goldman Sachs Group, Inc.	4,193	1,371,111
JPMorgan Chase & Co.	22,162	3,373,721
Morgan Stanley	13,293	1,032,334
Sumitomo Mitsui Financial Group, Inc.	8,800	318,461
		8,421,993
Diversified Minerals — 0.1%
BHP Group PLC	5,912	170,708
BHP Group, Ltd.	1,230	42,321
		213,029
Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	13,500	107,578
Diversified Operations/Commercial Services — 0.1%
Brambles, Ltd.	16,107	129,437
E-Commerce/Products — 3.8%
Alibaba Group Holding, Ltd.†	28,400	803,694
Amazon.com, Inc.†	1,761	5,448,675
eBay, Inc.	21,619	1,323,948
JD.com, Inc. ADR†	3,298	278,120
Meituan, Class B†*	7,700	295,358
		8,149,795

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Services — 0.2%
Auto Trader Group PLC†*	8,243	$63,001
MercadoLibre, Inc.†	125	184,017
Uber Technologies, Inc.†	2,407	131,206
		378,224
Electric Products-Misc. — 0.4%
AMETEK, Inc.	3,041	388,427
Brother Industries, Ltd.	3,600	79,624
Legrand SA	2,951	274,498
		742,549
Electric-Distribution — 0.0%
E.ON SE	5,350	62,263
Electric-Generation — 0.1%
Electricite de France SA†	11,523	154,589
Electric-Integrated — 1.6%
AES Corp.	1,165	31,234
AGL Energy, Ltd.	11,872	87,018
American Electric Power Co., Inc.	7,600	643,720
CLP Holdings, Ltd.	8,000	77,694
Enel SpA	24,193	240,956
Entergy Corp.	2,737	272,249
Exelon Corp.	15,698	686,631
Public Service Enterprise Group, Inc.	6,602	397,506
Southern Co.	16,794	1,043,915
		3,480,923
Electronic Components-Misc. — 0.4%
Garmin, Ltd.	2,162	285,060
Hoya Corp.	2,700	317,123
Omron Corp.	1,600	124,850
TDK Corp.	200	27,690
		754,723
Electronic Components-Semiconductors — 2.2%
Advanced Micro Devices, Inc.†	1,398	109,743
MediaTek, Inc.	8,000	271,685
NVIDIA Corp.	5,910	3,155,526
Samsung Electronics Co., Ltd.	10,190	732,906
SK Hynix, Inc.	2,945	344,787
		4,614,647
Electronic Forms — 1.0%
Adobe, Inc.†	4,442	2,111,594
Electronic Measurement Instruments — 0.0%
Sartorius AG (Preference Shares)	148	73,798
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,259	139,522
Otsuka Corp.	2,300	107,600
		247,122
Energy-Alternate Sources — 0.1%
Xinyi Solar Holdings, Ltd.	70,000	115,074
Enterprise Software/Service — 0.4%
Oracle Corp.	2,034	142,726
TOTVS SA	31,247	160,602
Veeva Systems, Inc., Class A†	2,132	556,964
		860,292
Security Description	Shares	Value (Note 2)
Entertainment Software — 0.6%
Activision Blizzard, Inc.	10,428	$969,804
Nexon Co., Ltd.	3,700	119,964
Sea, Ltd. ADR†	750	167,422
Take-Two Interactive Software, Inc.†	537	94,888
		1,352,078
Finance-Auto Loans — 0.3%
Ally Financial, Inc.	15,016	678,873
Finance-Consumer Loans — 0.5%
SLM Corp.	16,428	295,211
Synchrony Financial	19,318	785,470
		1,080,681
Finance-Credit Card — 0.4%
Alliance Data Systems Corp.	4,155	465,734
Capital One Financial Corp.	529	67,305
Discover Financial Services	2,459	233,580
		766,619
Finance-Investment Banker/Broker — 0.3%
Jefferies Financial Group, Inc.	9,347	281,345
Nomura Holdings, Inc.	51,300	269,368
		550,713
Finance-Other Services — 0.3%
B3 SA — Brasil Bolsa Balcao	20,100	195,049
Deutsche Boerse AG	1,030	171,156
Hong Kong Exchanges & Clearing, Ltd.	1,700	100,022
SEI Investments Co.	1,974	120,276
		586,503
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.	9,831	136,159
Food-Confectionery — 0.3%
Mondelez International, Inc., Class A	10,165	594,957
Food-Meat Products — 0.1%
WH Group, Ltd.*	200,500	162,482
Food-Misc./Diversified — 0.3%
Campbell Soup Co.	1,475	74,148
Nestle SA	4,115	458,630
NH Foods, Ltd.	1,700	72,852
		605,630
Food-Retail — 0.3%
Coles Group, Ltd.	5,822	70,798
Dino Polska SA†*	1,335	88,034
Koninklijke Ahold Delhaize NV	7,482	208,386
Woolworths Group, Ltd.	6,185	191,999
		559,217
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	1,663	130,945
Gambling (Non-Hotel) — 0.1%
Evolution Gaming Group AB*	1,361	200,407
Genting Singapore, Ltd.†	99,600	68,118
		268,525

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gas-Distribution — 0.0%
Tokyo Gas Co., Ltd.	4,200	$93,407
Home Furnishings — 0.1%
Tempur Sealy International, Inc.	7,112	260,015
Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.†	5,017	606,656
Marriott International, Inc., Class A†	4,819	713,742
		1,320,398
Human Resources — 0.2%
Adecco Group AG	2,360	158,906
ManpowerGroup, Inc.	1,871	185,042
		343,948
Import/Export — 0.2%
ITOCHU Corp.	10,600	343,393
Independent Power Producers — 0.3%
NRG Energy, Inc.	11,601	437,706
Vistra Corp.	10,647	188,239
		625,945
Industrial Automated/Robotic — 0.4%
Rockwell Automation, Inc.	2,702	717,219
SMC Corp.	100	58,081
		775,300
Instruments-Controls — 0.7%
Honeywell International, Inc.	6,398	1,388,814
Insurance-Life/Health — 1.0%
Aflac, Inc.	14,107	721,996
AIA Group, Ltd.	16,000	194,080
Aviva PLC	50,294	283,027
Equitable Holdings, Inc.	7,089	231,243
Lincoln National Corp.	1,610	100,255
Principal Financial Group, Inc.	5,790	347,168
Swiss Life Holding AG	130	63,903
Unum Group	7,014	195,200
		2,136,872
Insurance-Multi-line — 1.2%
Allianz SE	1,720	437,799
Allstate Corp.	3,251	373,540
American Financial Group, Inc.	908	103,603
Direct Line Insurance Group PLC	28,068	121,230
MetLife, Inc.	24,673	1,499,872
Zurich Insurance Group AG	213	90,910
		2,626,954
Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc.	3,127	127,144
Gjensidige Forsikring ASA	2,630	61,682
		188,826
Internet Content-Entertainment — 1.2%
Facebook, Inc., Class A†	2,244	660,925
Kakao Corp.	511	224,854
Pinterest, Inc., Class A†	19,745	1,461,722
Roku, Inc.†	921	300,034
		2,647,535
Security Description	Shares	Value (Note 2)
Internet Content-Information/News — 0.6%
Kakaku.com, Inc.	1,700	$46,367
M3, Inc.	1,300	88,890
Prosus NV	1,339	148,859
Tencent Holdings, Ltd.	13,206	1,036,218
		1,320,334
Internet Security — 0.1%
Palo Alto Networks, Inc.†	371	119,484
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	3,051	709,205
Hargreaves Lansdown PLC	2,166	46,030
		755,235
Machine Tools & Related Products — 0.1%
Techtronic Industries Co., Ltd.	11,500	196,743
Machinery-Construction & Mining — 0.1%
Sandvik AB†	11,509	314,429
Machinery-Electrical — 0.0%
Hitachi, Ltd.	2,300	103,944
Machinery-Farming — 0.6%
AGCO Corp.	2,582	370,904
Deere & Co.	2,396	896,439
Toro Co.	648	66,835
		1,334,178
Machinery-General Industrial — 0.1%
Atlas Copco AB, Class A	822	50,034
Nordson Corp.	907	180,203
		230,237
Machinery-Pumps — 0.1%
Dover Corp.	905	124,103
Medical Instruments — 0.8%
Edwards Lifesciences Corp.†	11,361	950,234
Medtronic PLC	6,393	755,205
Olympus Corp.	2,200	45,520
		1,750,959
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	1,761	449,108
WuXi AppTec Co., Ltd.*	7,140	140,428
		589,536
Medical Laser Systems — 0.0%
Universal Vision Biotechnology Co., Ltd.	9,000	101,882
Medical Products — 1.5%
Abbott Laboratories	9,703	1,162,807
ABIOMED, Inc.†	1,379	439,529
Hologic, Inc.†	8,017	596,304
Sartorius Stedim Biotech	368	151,562
Sonova Holding AG†	367	97,230
Zimmer Biomet Holdings, Inc.	4,159	665,773
		3,113,205
Medical-Biomedical/Gene — 0.6%
Advanz Pharma Corp., Ltd.†	52	884
Alexion Pharmaceuticals, Inc.†	422	64,528

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Biogen, Inc.†	2,795	$781,901
Vertex Pharmaceuticals, Inc.†	2,081	447,186
		1,294,499
Medical-Drugs — 4.0%
AbbVie, Inc.	4,911	531,468
Alkermes PLC†	5,345	99,845
Bristol-Myers Squibb Co.	35,692	2,253,236
Chugai Pharmaceutical Co., Ltd.	1,800	72,975
Eli Lilly & Co.	8,654	1,616,740
GlaxoSmithKline PLC	7,175	127,402
Hikma Pharmaceuticals PLC	3,735	117,193
Jazz Pharmaceuticals PLC†	406	66,734
Johnson & Johnson	4,743	779,512
Kobayashi Pharmaceutical Co., Ltd.	400	37,318
Merck & Co., Inc.	13,236	1,020,363
Novartis AG	6,220	531,545
Novo Nordisk A/S, Class B	5,786	391,997
Ono Pharmaceutical Co., Ltd.	7,400	193,145
Roche Holding AG	1,637	529,040
Shionogi & Co., Ltd.	3,200	172,015
		8,540,528
Medical-HMO — 0.4%
Humana, Inc.	2,011	843,112
Medical-Hospitals — 0.2%
Apollo Hospitals Enterprise, Ltd.	4,997	197,860
HCA Healthcare, Inc.	740	139,372
		337,232
Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	3,534	417,259
Cardinal Health, Inc.	7,926	481,505
McKesson Corp.	3,859	752,659
		1,651,423
Metal-Diversified — 0.3%
Anglo American PLC	7,288	285,592
Rio Tinto PLC	4,960	379,501
		665,093
Metal-Iron — 0.1%
Fortescue Metals Group, Ltd.	12,308	186,877
Miscellaneous Manufacturing — 0.2%
Airtac International Group	5,000	176,112
Knorr-Bremse AG	1,319	164,609
		340,721
MRI/Medical Diagnostic Imaging — 0.1%
Sonic Healthcare, Ltd.	5,662	150,907
Multimedia — 0.0%
Bollore SA	5,447	26,305
Networking Products — 0.9%
Cisco Systems, Inc.	35,796	1,851,011
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	2,424	240,824
Waste Management, Inc.	3,601	464,601
		705,425
Security Description		Shares	Value (Note 2)
Oil Companies-Exploration & Production — 0.3%
APA Corp.		7,502	$134,286
Cimarex Energy Co.		3,489	207,212
Devon Energy Corp.		6,896	150,678
MWO Holdings LLC†(1)(2)		10	0
Oasis Petroleum, Inc.		206	12,234
Santos, Ltd.		6,567	35,414
			539,824
Oil Companies-Integrated — 0.7%
Chevron Corp.		4,936	517,244
Eni SpA		9,845	121,156
Equinor ASA		15,115	295,650
OMV AG†		1,214	61,587
Royal Dutch Shell PLC, Class B		26,078	479,947
TOTAL SE		2,326	108,494
			1,584,078
Oil Refining & Marketing — 0.1%
Reliance Industries, Ltd.		11,178	306,634
Oil-Field Services — 0.8%
Halliburton Co.		44,892	963,382
Schlumberger NV		25,298	687,853
			1,651,235
Paper & Related Products — 0.0%
Stora Enso Oyj, Class R		987	18,409
Petrochemicals — 0.1%
LG Chem, Ltd.		234	166,441
Pipelines — 0.4%
Kinder Morgan, Inc.		25,143	418,631
Targa Resources Corp.		7,331	232,759
Williams Cos., Inc.		5,876	139,203
			790,593
Private Equity — 0.2%
3	i Group PLC	10,339	164,412
Partners Group Holding AG		226	288,613
			453,025
Radio — 0.0%
iHeartMedia, Inc., Class A†		224	4,066
Real Estate Investment Trusts — 1.7%
AGNC Investment Corp.		21,623	362,401
AvalonBay Communities, Inc.		1,225	226,025
Boston Properties, Inc.		1,350	136,701
Duke Realty Corp.		2,966	124,364
Equinix, Inc.		801	544,352
Equity LifeStyle Properties, Inc.		2,001	127,344
Gaming and Leisure Properties, Inc .		5,340	226,576
Goodman Group		19,427	267,375
Invitation Homes, Inc.		3,879	124,089
Lamar Advertising Co., Class A		2,204	207,000
Medical Properties Trust, Inc.		11,217	238,698
Simon Property Group, Inc.		8,867	1,008,798
Weyerhaeuser Co.		2,252	80,171
			3,673,894

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	5,764	$455,990
Daito Trust Construction Co., Ltd.	700	81,111
Jones Lang LaSalle, Inc.†	855	153,079
		690,180
Real Estate Operations & Development — 0.2%
CK Asset Holdings, Ltd.	38,500	233,751
Henderson Land Development Co., Ltd.	18,600	83,500
Sumitomo Realty & Development Co., Ltd.	1,400	49,387
Sun Hung Kai Properties, Ltd.	7,500	113,647
		480,285
Recreational Vehicles — 0.3%
Brunswick Corp.	3,223	307,378
Polaris, Inc.	3,257	434,809
		742,187
Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	2,066	46,317
Retail-Apparel/Shoe — 0.2%
Industria de Diseno Textil SA	9,033	297,663
Li Ning Co., Ltd.	34,500	224,110
		521,773
Retail-Auto Parts — 0.0%
O'Reilly Automotive, Inc.†	155	78,624
Retail-Building Products — 0.6%
Lowe's Cos., Inc.	3,860	734,095
Nitori Holdings Co., Ltd.	1,100	212,847
Wesfarmers, Ltd.	7,646	305,882
		1,252,824
Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	8,257	947,986
Retail-Discount — 0.8%
Costco Wholesale Corp.	1,602	564,673
Target Corp.	4,422	875,866
Walmart, Inc.	2,310	313,767
		1,754,306
Retail-Drug Store — 0.0%
Sundrug Co., Ltd.	1,900	69,497
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV	59,727	188,624
Retail-Jewelry — 0.1%
Pandora A/S†	1,145	122,672
Retail-Misc./Diversified — 0.1%
Poya International Co., Ltd.†	5,040	105,276
Ryohin Keikaku Co., Ltd.	2,400	56,746
		162,022
Retail-Restaurants — 0.8%
Darden Restaurants, Inc.	914	129,788
Jubilant Foodworks, Ltd.†	2,362	94,333
McDonald's Corp.	5,519	1,237,029
Security Description	Shares	Value (Note 2)
Retail-Restaurants (continued)
Yum China Holdings, Inc.	2,700	$157,677
Yum! Brands, Inc.	1,138	123,109
		1,741,936
Rubber-Tires — 0.0%
Cie Generale des Etablissements Michelin SCA	560	83,829
Semiconductor Components-Integrated Circuits — 1.7%
Novatek Microelectronics Corp	10,000	201,521
QUALCOMM, Inc.	18,393	2,438,728
Taiwan Semiconductor Manufacturing Co., Ltd.	46,039	947,145
		3,587,394
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	3,089	412,690
ASML Holding NV	216	130,958
Lasertec Corp.†	600	78,682
Tokyo Electron, Ltd.	600	253,547
		875,877
Soap & Cleaning Preparation — 0.1%
Hindustan Unilever, Ltd.	4,807	159,107
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,204	183,357
Telephone-Integrated — 1.6%
AT&T, Inc.	6,336	191,791
BT Group PLC†	34,911	74,502
Deutsche Telekom AG	18,365	369,784
KDDI Corp.	8,800	269,821
Koninklijke KPN NV	48,644	165,088
Nippon Telegraph & Telephone Corp.	6,500	166,837
Verizon Communications, Inc.	38,538	2,240,985
		3,478,808
Textile-Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SE	40	26,648
Therapeutics — 0.0%
Neurocrine Biosciences, Inc.†	720	70,020
Tobacco — 0.7%
Altria Group, Inc.	22,417	1,146,854
British American Tobacco PLC	1,054	40,307
Imperial Brands PLC	13,908	286,070
		1,473,231
Toys — 0.2%
Nintendo Co., Ltd.	600	334,938
Transport-Marine — 0.0%
AP Moller — Maersk A/S, Series B	40	92,918
Transport-Rail — 0.4%
Aurizon Holdings, Ltd.	55,576	164,630
CSX Corp.	1,375	132,577
Norfolk Southern Corp.	519	139,362
Union Pacific Corp.	2,044	450,518
		887,087

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Transport-Services — 0.5%
Deutsche Post AG	6,429	$352,235
FedEx Corp.	498	141,452
Nippon Express Co., Ltd.	700	52,093
Ryder System, Inc.	2,096	158,562
United Parcel Service, Inc., Class B	1,438	244,446
Yamato Holdings Co., Ltd.	3,300	90,454
		1,039,242
Transport-Truck — 0.4%
Old Dominion Freight Line, Inc.	3,522	846,724
Web Hosting/Design — 0.3%
GoDaddy, Inc., Class A†	8,572	665,359
Web Portals/ISP — 3.1%
Alphabet, Inc., Class A†	2,878	5,935,933
Baidu, Inc. ADR†	711	154,678
NAVER Corp.	595	198,202
Yandex NV, Class A†	3,041	194,806
		6,483,619
Total Common Stocks (cost $123,191,656)		165,048,518
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 5.98% (3 ML+5.79%) (cost $14,579)	580	14,778
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.0%
Truist Financial Corp. Series N 4.80% due 09/01/2024(4)	$25,000	26,214
Banks-Super Regional — 0.1%
Fifth Third Bancorp Series H 5.10% due 06/30/2023(4)	9,000	9,115
Wells Fargo & Co. Series U 5.88% due 06/15/2025(4)	85,000	93,585
Wells Fargo & Co. Jr. Sub. Notes 3.90% due 3/15/2026(4)	20,000	20,198
		122,898
Diversified Banking Institutions — 0.1%
Bank of America Corp. Series JJ 5.13% due 06/20/2024(4)	45,000	47,677
Bank of America Corp. Series AA 6.10% due 03/17/2025(4)	61,000	67,710
Citigroup, Inc. 3.88% due 02/18/2026(4)	55,000	54,743
JPMorgan Chase & Co. FRS 1.19% (3 ML+1.00%) due 05/15/2077	27,000	23,085
Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Series HH 4.60% due 02/01/2025(4)	$63,000	$63,731
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(4)	11,000	11,842
		268,788
Electric-Integrated — 0.0%
WEC Energy Group, Inc. FRS 2.31% (3 ML+2.11%) due 05/15/2067	50,000	45,627
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	37,000	39,379
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	45,000	56,424
Pipelines — 0.1%
Energy Transfer Partners LP Series B 6.63% due 02/15/2028(4)	80,000	70,800
TransCanada Trust 5.30% due 03/15/2077	40,000	41,778
		112,578
Total Preferred Securities/Capital Securities (cost $641,289)		671,908
ASSET BACKED SECURITIES — 1.7%
Diversified Financial Services — 1.7%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 1.20% (12 MTA+0.94%) due 06/25/2046(5)	7,495	6,773
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 1.00% due 11/10/2042*(3)(6)(7)	232,932	2
BANK Series 2019-BN23, Class AS 3.20% due 12/15/2052(6)	26,000	27,514
Benchmark Mtg. Trust VRS Series 2018-B8, Class AS 4.53% due 01/15/2052(3)(6)	41,000	46,738
CD Commercial Mtg. Trust VRS Series 2016-CD1, Class XA 1.41% due 08/10/2049(3)(6)(7)	257,333	15,274
CD Mtg. Trust Series 2017-CD3, Class A4 3.63% due 02/10/2050(6)	26,000	28,524
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.74% due 09/10/2045*(3)(6)(7)	204,507	3,677
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(6)	50,000	54,072

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(3)(6)	$68,000	$67,762
Citigroup Commercial Mtg. Trust VRS Series 2014-GC19, Class D 5.09% due 03/10/2047*(3)(6)	30,000	31,647
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 2.80% due 05/25/2035(3)(5)	11,417	11,863
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 0.89% due 12/10/2047(3)(6)(7)	373,001	9,503
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 0.92% due 08/10/2050(3)(6)(7)	443,746	8,554
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 0.97% due 05/10/2047(3)(6)(7)	269,310	6,370
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 0.97% due 08/10/2047(3)(6)(7)	501,197	12,960
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 1.01% due 11/10/2047(3)(6)(7)	536,624	15,978
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.11% due 08/10/2047(3)(6)(7)	274,166	8,092
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.12% due 08/10/2046(3)(6)(7)	239,648	5,236
Commercial Mtg. Trust Series 2013-LC6, Class AM 3.28% due 01/10/2046(6)	59,000	61,267
Commercial Mtg. Trust Series 2014-UBS6, Class AM 4.05% due 12/10/2047(6)	26,000	28,233
Commercial Mtg. Trust Series 2014-CR19, Class AM 4.08% due 08/10/2047(6)	56,000	60,730
Commercial Mtg. Trust VRS Series 2013-CR6, Class D 4.09% due 03/10/2046*(3)(6)	36,000	31,750
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.45% due 12/10/2047(3)(6)	18,000	18,925
Commercial Mtg. Trust VRS Series 2014-CR14, Class AM 4.53% due 02/10/2047(3)(6)	26,000	28,155
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(3)(6)	12,000	12,988
Commercial Mtg. Trust VRS Series 2014-CR17, Class C 4.78% due 05/10/2047(3)(6)	104,000	110,568
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Trust VRS Series 2010-C1, Class D 5.76% due 07/10/2046*(3)(6)	$78,000	$79,217
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.28% due 05/15/2038*(3)(6)(7)	1,516	12
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.17% due 02/15/2040*(3)(6)(7)	55,034	308
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.92% due 09/15/2039*(3)(6)(7)	369	0
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class XA 0.83% due 04/15/2050(3)(6)(7)	945,328	24,659
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.26% due 04/15/2050(3)(6)	81,000	79,591
CSMC Trust VRS Series 2016-NXSR, Class C 4.39% due 12/15/2049(3)(6)	37,000	32,075
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.35% due 08/10/2044*(3)(6)	132,000	129,372
DBUBS Mtg. Trust VRS Series 2011-LC2A, Class D 5.61% due 07/10/2044*(3)(6)	102,000	100,713
GS Mtg. Securities Corp. II VRS Series 2015-GC30, Class XA 0.74% due 05/10/2050(3)(6)(7)	323,636	8,404
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.49% due 02/10/2046(3)(6)(7)	695,792	15,623
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(6)	33,000	34,172
GS Mtg. Securities Trust Series 2016-CS3, Class A4 2.85% due 10/10/2049(6)	41,000	43,347
GS Mtg. Securities Trust Series 2019-GC40, Class AS 3.41% due 07/10/2052(6)	53,000	56,453
GS Mtg. Securities Trust Series 2017-GS7, Class AS 3.66% due 08/10/2050(6)	34,000	36,678
GS Mtg. Securities Trust Series 2013-GC10, Class B 3.68% due 02/10/2046*(6)	32,000	32,990
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.69% due 06/10/2047(3)(6)	68,000	71,246
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(6)	22,000	22,891

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(3)(6)	$69,000	$64,967
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(6)	19,000	19,552
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.14% due 05/15/2045(3)(6)	57,000	51,916
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.74% due 01/15/2047(3)(6)(7)	636,027	10,853
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class C 4.11% due 07/15/2045(3)(6)	50,000	51,421
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.55% due 09/15/2047(3)(6)	19,000	17,999
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C19, Class C 4.67% due 04/15/2047(3)(6)	38,000	39,943
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class C 4.70% due 08/15/2046(3)(6)	79,000	65,967
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class B 4.93% due 11/15/2045(3)(6)	38,000	41,268
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class C 5.20% due 11/15/2045(3)(6)	105,000	112,751
JPMCC Commercial Mtg. Securities Trust Series 2019-COR4, Class AS 4.29% due 03/10/2052(6)	79,000	89,585
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.27% due 04/15/2041(3)(6)	5,319	5,339
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.00% due 06/12/2043*(3)(6)(7)	37,644	1
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 4.86% due 07/15/2045*(3)(6)(7)	1,640	0
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.07% due 08/15/2047(3)(6)(7)	101,821	2,390
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C8, Class B 3.56% due 12/15/2048(3)(6)	$33,000	$34,133
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class B 3.93% due 11/15/2045(6)	69,000	70,971
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class C 4.47% due 08/15/2047(3)(6)	85,000	90,278
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C5, Class E 4.68% due 08/15/2045*(3)(6)	67,000	67,795
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C12, Class C 4.76% due 10/15/2046(3)(6)	55,000	54,851
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C14, Class C 5.05% due 02/15/2047(3)(6)	60,000	64,461
Morgan Stanley Capital I Trust Series 2016-BNK2, Class AS 3.28% due 11/15/2049(6)	42,000	44,578
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 3.90% due 11/15/2049(3)(6)	27,000	27,021
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class D 5.26% due 07/15/2049*(3)(6)	43,000	38,736
Towd Point Asset Trust FRS Series 2018-SL1, Class A 0.71% (1 ML+0.60%) due 01/25/2046*	41,322	41,061
UBS Commercial Mtg. Trust VRS Series 2012-C1, Class C 5.57% due 05/10/2045*(3)(6)	30,000	30,462
UBS-Barclays Commercial Mtg. Trust Series 2012-C3, Class AS 3.81% due 08/10/2049*(6)	29,000	30,070
UBS-Barclays Commercial Mtg. Trust VRS Series 2012-C3 Class C 5.03% due 08/10/2049*(3)(6)	25,000	25,985
UBS-Citigroup Commercial Mtg. Trust Series 2011-C1, Class AS 5.15% due 01/10/2045*(6)	23,000	23,472
Verus Securitization Trust VRS Series 2020-INV1, Class A1 1.98% due 03/25/2060*(3)(5)	81,049	82,245
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 1.03% (1 ML+0.92%) due 10/25/2044(5)	18,700	18,568

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust Series 2016-BNK1, Class AS 2.81% due 08/15/2049(6)	$29,000	$29,902
Wells Fargo Commercial Mtg. Trust VRS Series 2016-BNK1, Class C 3.07% due 08/15/2049(3)(6)	113,000	106,326
Wells Fargo Commercial Mtg. Trust Series 2017-C39, Class A5 3.42% due 09/15/2050(6)	37,000	40,196
Wells Fargo Commercial Mtg. Trust Series 2019-C49, Class AS CMBS 5.1 4.24% due 03/15/2052(6)	29,000	32,343
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.76% due 10/15/2045*(3)(6)	34,000	34,565
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.17% due 03/15/2045*(3)(6)(7)	226,006	3,883
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.52% due 12/15/2045*(3)(6)(7)	162,345	3,511
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 1.87% due 11/15/2045*(3)(6)(7)	98,856	2,060
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class AS 3.24% due 12/15/2045(6)	23,000	23,454
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(6)	63,000	65,316
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class AS 3.66% due 08/15/2045(6)	31,000	31,948
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(3)(6)	24,000	25,961
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.36% due 12/15/2045(3)(6)	18,000	16,049
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS 4.39% due 12/15/2046(3)(6)	67,000	71,995
WF-RBS Commercial Mtg. Trust VRS Series 2013-C16, Class AS 4.67% due 09/15/2046(3)(6)	20,000	21,545
WF-RBS Commercial Mtg. Trust Series 2012-C6, Class B 4.70% due 04/15/2045(6)	30,000	30,736
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class B 4.72% due 03/15/2047(3)(6)	86,000	92,822
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.81% due 06/15/2045*(3)(6)	$55,000	$13,121
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.81% due 11/15/2045*(3)(6)	51,000	48,467
WF-RBS Commercial Mtg. Trust VRS Series 2011-C5, Class C 5.67% due 11/15/2044*(3)(6)	101,000	102,048
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.85% due 03/15/2044*(3)(6)	34,000	18,317
Total Asset Backed Securities (cost $4,093,535)		3,614,110
U.S. CONVERTIBLE BONDS & NOTES — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	10,000	9,613
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 0.75% due 01/15/2024	15,000	11,100
Total U.S. CONVERTIBLE BONDS & NOTES (cost $19,167)		20,713
U.S. CORPORATE BONDS & NOTES — 5.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.65% due 10/01/2028	71,000	81,655
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. Company Guar. Notes 7.75% due 04/15/2028*	15,000	14,870
Outfront Media Capital LLC/ Outfront Media Capital Corp. Company Guar. Notes 4.63% due 03/15/2030*	5,000	4,813
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 6.25% due 06/15/2025*	15,000	15,862
		35,545
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 4.88% due 05/01/2025	32,000	35,618
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	41,000	43,958
		79,576

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 1.80% due 01/15/2031	$30,000	$28,097
L3Harris Technologies, Inc. Senior Notes 4.40% due 06/15/2028	19,000	21,548
TransDigm, Inc. Company Guar. Notes 4.63% due 01/15/2029*	10,000	9,848
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	20,000	20,675
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	25,000	26,497
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	10,000	10,338
		117,003
Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	65,000	73,145
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	25,000	28,633
		101,778
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	10,609
Hanesbrands, Inc. Company Guar. Notes 5.38% due 05/15/2025*	5,000	5,291
Levi Strauss & Co. Senior Notes 3.50% due 03/01/2031*	10,000	9,650
		25,550
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	14,000	14,794
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	28,000	27,303
ServiceNow, Inc. Senior Notes 1.40% due 09/01/2030	49,000	44,256
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	30,000	31,920
		118,273
Security Description	Principal Amount	Value (Note 2)
Auto-Cars/Light Trucks — 0.1%
BMW US Capital LLC Company Guar. Notes 3.95% due 08/14/2028*	$35,000	$38,931
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	20,000	24,222
General Motors Co. Senior Notes 5.20% due 04/01/2045	10,000	11,453
General Motors Co. Senior Notes 5.95% due 04/01/2049	25,000	31,640
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	8,000	8,724
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	9,890
PM General Purchaser LLC Senior Sec. Notes 9.50% due 10/01/2028*	25,000	26,688
		151,548
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	10,000	9,687
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	21,256
Navistar International Corp. Company Guar. Notes 6.63% due 11/01/2025*	20,000	20,751
		51,694
Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	5,000	5,150
American Axle & Manufacturing, Inc. Company Guar. Notes 6.88% due 07/01/2028	20,000	20,968
Tenneco, Inc. Senior Sec. Notes 5.13% due 04/15/2029*	10,000	9,859
		35,977
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	2,000	2,105
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	11,000	11,935
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	126,000	141,907
		155,947

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	$10,000	$10,363
Freedom Mtg. Corp. Senior Notes 8.25% due 04/15/2025*	15,000	15,619
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	14,963
		40,945
Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 2.25% due 03/15/2031	25,000	24,540
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	19,000	20,091
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	21,000	24,244
		68,875
Brewery — 0.0%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	13,000	14,288
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	13,000	15,182
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	14,000	17,996
		47,466
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	10,000	10,066
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024	4,000	4,161
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	20,000	14,395
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	40,000	21,000
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	16,268	17,264
Security Description	Principal Amount	Value (Note 2)
Broadcast Services/Program (continued)
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	$32,299	$34,681
Nexstar Broadcasting, Inc. Company Guar. Notes 4.75% due 11/01/2028*	10,000	10,105
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	20,000	21,025
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	5,000	5,050
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	15,000	16,019
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	10,000	10,950
		164,716
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc. Senior Sec. Notes 6.75% due 06/01/2027*	13,000	13,943
CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	15,000	15,766
Louisiana-Pacific Corp. Senior Notes 3.63% due 03/15/2029*	20,000	19,450
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	15,000	14,212
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	55,000	57,337
		120,708
Building & Construction-Misc. — 0.0%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	15,000	15,351
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 4.88% due 09/15/2028*	5,000	5,125
		20,476
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 5.13% due 03/01/2029*	5,000	5,150
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc. Company Guar. Notes 8.00% due 04/15/2026*	8,000	8,332

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Doors & Windows (continued)
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	$5,000	$5,063
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	5,170
Jeld-Wen, Inc. Senior Sec. Notes 6.25% due 05/15/2025*	10,000	10,625
		29,190
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 4.88% due 07/01/2030*	10,000	10,475
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	10,000	10,078
MasTec, Inc. Company Guar. Notes 4.50% due 08/15/2028*	5,000	5,188
		15,266
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	19,000	20,986
Lennar Corp. Company Guar. Notes 4.75% due 11/29/2027	60,000	68,887
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	28,139
Taylor Morrison Communities, Inc. Senior Notes 5.13% due 08/01/2030*	5,000	5,312
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	5,000	5,508
TRI Pointe Group, Inc. Company Guar. Notes 5.70% due 06/15/2028	10,000	11,052
TRI Pointe Group, Inc./ TRI Pointe Homes, Inc. Company Guar. Notes 5.88% due 06/15/2024	5,000	5,525
		145,409
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	5,000	5,096
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032*	10,000	10,125
Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	$110,000	$117,975
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	20,000	20,626
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	2,000	2,064
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	30,000	27,973
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	12,000	12,988
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	22,000	25,498
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	28,000	36,370
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	41,000	44,484
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	112,000	115,188
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	40,000	44,738
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	14,123
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	31,000	27,345
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	25,000	26,966
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	19,000	20,626
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	76,000	81,985
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	29,000	29,761

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	$35,000	$36,629
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	20,000	22,030
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	90,000	94,414
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	5,000	5,406
		822,410
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	5,000	5,096
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	5,000	5,206
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	5,155
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	5,000	5,560
Full House Resorts, Inc. Senior Sec. Notes 8.25% due 02/15/2028*	15,000	15,979
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	15,000	14,925
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	9,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	20,000	20,930
		82,601
Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	16,402
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	15,000	18,374
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	53,000	60,553
T-Mobile USA, Inc. Company Guar. Notes 2.63% due 02/15/2029	10,000	9,710
Security Description	Principal Amount	Value (Note 2)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 2.88% due 02/15/2031	$10,000	$9,665
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*	76,000	83,071
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	39,000	42,499
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	5,088
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	25,000	26,716
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	5,000	5,301
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,031
		282,410
Chemicals-Diversified — 0.0%
Nutrition & Biosciences, Inc. Company Guar. Notes 2.30% due 11/01/2030*	16,000	15,531
Nutrition & Biosciences, Inc. Company Guar. Notes 3.47% due 12/01/2050*	9,000	8,793
		24,324
Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	8,000	8,696
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	35,000	36,004
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	60,000	66,392
Ingevity Corp. Company Guar. Notes 3.88% due 11/01/2028*	15,000	14,550
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	40,000	45,314
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 4.25% due 12/15/2025*	20,000	20,075
Tronox, Inc. Company Guar. Notes 4.63% due 03/15/2029*	15,000	15,019
Valvoline, Inc. Company Guar. Notes 4.25% due 02/15/2030*	10,000	10,200

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)
W.R. Grace & Co. Company Guar. Notes 4.88% due 06/15/2027*	$10,000	$10,352
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	25,000	27,438
		254,040
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	15,000	14,794
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	27,000	29,455
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	9,000	9,002
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	10,000	10,512
TMS International Corp. Senior Notes 7.25% due 08/15/2025*	20,000	20,350
		39,864
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	40,000	40,644
IHS Markit, Ltd. Senior Notes 4.75% due 08/01/2028	20,000	23,101
Moody's Corp. Senior Bonds 2.55% due 08/18/2060	25,000	20,118
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	10,000	9,806
S&P Global, Inc. Company Guar. Notes 1.25% due 08/15/2030	13,000	11,893
Sabre GLBL, Inc. Senior Sec. Notes 9.25% due 04/15/2025*	20,000	23,850
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. Company Guar. Notes 4.63% due 11/01/2026*	15,000	15,600
		145,012
Security Description	Principal Amount	Value (Note 2)
Computer Data Security — 0.0%
Crowdstrike Holdings, Inc. Company Guar. Notes 3.00% due 02/15/2029	$10,000	$9,777
Computer Services — 0.0%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	20,000	21,312
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	5,000	5,281
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	45,000	45,984
		72,577
Computer Software — 0.0%
Twilio, Inc. Company Guar. Notes 3.63% due 03/15/2029	15,000	15,185
Twilio, Inc. Company Guar. Notes 3.88% due 03/15/2031	10,000	10,214
ZoomInfo Technologies LLC/ ZoomInfo Finance Corp. Company Guar. Notes 3.88% due 02/01/2029*	20,000	19,550
		44,949
Computers — 0.1%
Apple, Inc. Senior Notes 2.80% due 02/08/2061	140,000	125,335
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	33,536
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	22,000	26,034
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	5,000	5,147
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	12,144
		202,196
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	20,000	20,430
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	10,000	11,137
		31,567

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	$10,000	$11,025
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	5,000	4,950
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	5,000	5,156
		10,106
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 3.88% due 03/15/2031*	15,000	14,662
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	10,000	10,550
		25,212
Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	30,000	30,467
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	20,000	20,000
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	25,000	30,094
Greif, Inc. Company Guar. Notes 6.50% due 03/01/2027*	20,000	21,075
Mauser Packaging Solutions Holding Co. Senior Sec. Notes 8.50% due 04/15/2024*	5,000	5,175
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.63% due 05/13/2027*	5,000	5,436
		112,247
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. Senior Sec. Notes 1.57% due 01/15/2026*	42,000	41,351
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	35,000	37,036
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	4,000	4,045
Graphic Packaging International LLC Company Guar. Notes 3.50% due 03/01/2029*	10,000	9,725
Security Description	Principal Amount	Value (Note 2)
Containers-Paper/Plastic (continued)
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	$1,000	$1,389
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	27,499
		121,045
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	15,000	14,692
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	60,000	67,572
		82,264
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc./ Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	3,000	3,225
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	20,000	21,521
Distribution/Wholesale — 0.0%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	5,000	5,000
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	5,000	5,132
PolyOne Corp. Senior Notes 5.75% due 05/15/2025*	5,000	5,313
Univar Solutions USA, Inc. Company Guar. Notes 5.13% due 12/01/2027*	20,000	20,812
		36,257
Diversified Banking Institutions — 0.2%
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	44,000	43,564
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	40,000	43,721
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	105,000	118,246
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	21,000	21,241
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	44,000	48,300

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	$48,000	$53,656
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	12,661
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	23,000	23,392
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	38,000	40,670
JPMorgan Chase & Co. VRS Senior Notes 3.96% due 11/15/2048	85,000	93,463
		498,914
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Senior Notes 4.63% due 05/15/2030*	10,000	10,125
Amsted Industries, Inc. Company Guar. Notes 5.63% due 07/01/2027*	10,000	10,613
		20,738
Drug Delivery Systems — 0.0%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	30,000	30,733
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	38,000	36,204
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	22,000	25,494
		61,698
E-Commerce/Services — 0.0%
Match Group Holdings II LLC Senior Notes 4.13% due 08/01/2030*	5,000	5,014
Match Group Holdings II LLC Senior Notes 4.63% due 06/01/2028*	10,000	10,218
Match Group Holdings II LLC Senior Notes 5.00% due 12/15/2027*	16,000	16,760
TripAdvisor, Inc Company Guar. Notes 7.00% due 07/15/2025*	20,000	21,630
		53,622
Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*	25,000	25,625
Security Description	Principal Amount	Value (Note 2)
Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	$10,000	$10,935
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	15,000	16,785
		27,720
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	31,943
Electric-Generation — 0.1%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	30,000	31,390
Vistra Operations Co. LLC Senior Sec. Notes 4.30% due 07/15/2029*	25,000	26,405
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	10,000	10,313
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	25,000	25,906
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	10,000	10,394
		104,408
Electric-Integrated — 0.2%
AES Corp. Senior Notes 2.45% due 01/15/2031*	40,000	38,214
AES Corp. Senior Notes 3.30% due 07/15/2025*	5,000	5,304
American Electric Power Co., Inc. Senior Notes 4.30% due 12/01/2028	40,000	44,954
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	25,275
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,613
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	11,106
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.65% due 02/01/2029	41,000	44,558
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	8,000	8,641
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	40,000	43,546

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	$10,000	$9,788
Pacific Gas & Electric Co. 1st Mtg. Notes 2.95% due 03/01/2026	15,000	15,445
PacifiCorp 1st Mtg. Notes 2.70% due 09/15/2030	16,000	16,382
Pacific Gas & Electric Co. 1st Mtg. Notes 3.30% due 03/15/2027	25,000	26,056
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	20,305
		316,187
Electronic Components-Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 3.75% due 02/15/2051*	36,000	34,574
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	91,000	98,326
Microchip Technology, Inc. Company Guar. Notes 4.25% due 09/01/2025*	20,000	20,892
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	23,000	24,668
Qorvo, Inc. Company Guar. Notes 3.38% due 04/01/2031*	15,000	14,698
		193,158
Enterprise Software/Service — 0.1%
Boxer Parent Co., Inc. Senior Sec. Notes 7.13% due 10/02/2025*	5,000	5,363
Boxer Parent Co., Inc. Sec. Notes 9.13% due 03/01/2026*	15,000	15,967
BY Crown Parent LLC/BY Bond Finance, Inc. Senior Sec. Notes 4.25% due 01/31/2026*	5,000	5,169
Oracle Corp. Senior Notes 3.65% due 03/25/2041	60,000	60,563
Rocket Software, Inc. Senior Notes 6.50% due 02/15/2029*	25,000	25,225
		112,287
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	51,000	70,977
Security Description	Principal Amount	Value (Note 2)
Finance-Consumer Loans — 0.0%
OneMain Finance Corp. Company Guar. Notes 4.00% due 09/15/2030	$10,000	$9,725
Finance-Credit Card — 0.0%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	15,000	16,596
Finance-Investment Banker/Broker — 0.0%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	39,000	41,601
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	32,000	32,081
Air Lease Corp. Senior Notes 4.63% due 10/01/2028	43,000	47,143
		79,224
Finance-Mortgage Loan/Banker — 0.1%
Home Point Capital, Inc. Company Guar. Notes 5.00% due 02/01/2026*	10,000	9,900
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 5.13% due 12/15/2030*	5,000	4,914
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 5.50% due 08/15/2028*	15,000	15,061
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2027*	10,000	10,375
PennyMac Financial Services, Inc. Company Guar. Notes 4.25% due 02/15/2029*	5,000	4,781
PennyMac Financial Services, Inc. Company Guar. Notes 5.38% due 10/15/2025*	20,000	20,731
PHH Mortgage Corp. Senior Sec. Notes 7.88% due 03/15/2026*	25,000	25,625
		91,387
Finance-Other Services — 0.0%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	5,000	5,026
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	14,000	12,801
Intercontinental Exchange, Inc. Senior Bonds 2.65% due 09/15/2040	40,000	36,822
		54,649

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	$19,000	$20,033
Kraft Heinz Foods Co. Company Guar. Notes 3.88% due 05/15/2027	15,000	16,408
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	35,000	36,491
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	20,000	23,012
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	63,000	65,205
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	10,000	10,742
		171,891
Food-Retail — 0.0%
Albertsons Cos, Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	15,000	15,547
Albertsons Cos, Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	5,000	5,140
Albertsons Cos, Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC Company Guar. Notes 7.50% due 03/15/2026*	15,000	16,569
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	25,000	25,719
		62,975
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	10,138
Wolverine World Wide, Inc. Company Guar. Notes 6.38% due 05/15/2025*	10,000	10,650
		20,788
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 6.63% due 06/01/2026*	15,000	15,750
Service Corp. International Senior Notes 3.38% due 08/15/2030	10,000	9,761
Service Corp. International Senior Notes 4.63% due 12/15/2027	15,000	15,806
Security Description	Principal Amount	Value (Note 2)
Funeral Services & Related Items (continued)
Service Corp. International Senior Notes 5.13% due 06/01/2029	$20,000	$21,464
		62,781
Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/ CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	25,000	25,217
Scientific Games International, Inc. Company Guar. Notes 7.00% due 05/15/2028*	5,000	5,343
Scientific Games International, Inc. Company Guar. Notes 7.25% due 11/15/2029*	20,000	21,700
Wynn Resorts Finance LLC/ Wynn Resorts Capital Corp. Company Guar. Notes 5.13% due 10/01/2029*	20,000	20,470
Wynn Resorts Finance LLC/ Wynn Resorts Capital Corp. Senior Notes 7.75% due 04/15/2025*	5,000	5,420
		78,150
Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 4.50% due 10/15/2029	25,000	25,774
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	20,000	18,850
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	10,000	10,550
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	5,000	5,308
		15,858
Home Decoration Products — 0.0%
Newell Brands, Inc. Senior Notes 4.70% due 04/01/2026	15,000	16,588
Newell Brands, Inc. Senior Notes 4.88% due 06/01/2025	10,000	11,037
		27,625
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	20,000	20,875

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	$25,000	$25,210
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	5,000	4,874
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	21,000	21,627
NRG Energy, Inc. Senior Sec. Notes 3.75% due 06/15/2024*	50,000	53,631
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	48,000	52,119
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	5,000	5,350
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	5,000	5,200
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,400
		178,411
Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	20,000	21,464
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	20,000	20,768
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	25,000	28,646
USI, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	10,175
		81,053
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	20,000	22,639
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029	15,000	17,276
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	21,603
		61,518
Security Description	Principal Amount	Value (Note 2)
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	$51,000	$49,586
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	10,000	9,186
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	29,404
		38,590
Internet Content-Entertainment — 0.1%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	60,000	67,035
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	15,000	17,054
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	5,000	5,758
Netflix, Inc. Senior Notes 5.38% due 11/15/2029*	10,000	11,825
Netflix, Inc. Senior Notes 5.88% due 11/15/2028	25,000	30,239
Netflix, Inc. Senior Notes 6.38% due 05/15/2029	5,000	6,200
		138,111
Internet Content-Information/News — 0.0%
Arches Buyer, Inc. Senior Sec. Notes 4.25% due 06/01/2028*	5,000	4,991
Investment Companies — 0.1%
Ares Capital Corp. Senior Notes 3.88% due 01/15/2026	65,000	68,474
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 4.38% due 02/01/2029*	10,000	9,772
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.25% due 05/15/2027	10,000	10,325
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026	25,000	26,188
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	10,200
		124,959

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	$15,000	$15,694
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 4.88% due 04/15/2045*	15,000	15,406
		31,100
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Senior Notes 3.10% due 03/01/2030	7,000	7,202
Oshkosh Corp. Senior Notes 4.60% due 05/15/2028	28,000	31,529
Terex Corp. Company Guar. Notes 5.00% due 05/15/2029*	10,000	10,352
		49,083
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	30,000	30,195
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	15,000	15,305
Stevens Holding Co., Inc. Company Guar. Notes 6.13% due 10/01/2026*	20,000	21,418
Tennant Co. Company Guar. Notes 5.63% due 05/01/2025	5,000	5,150
		72,068
Machinery-Pumps — 0.0%
Granite US Holdings Corp. Company Guar. Notes 11.00% due 10/01/2027*	15,000	16,913
Machinery-Thermal Process — 0.0%
GrafTech Finance, Inc. Senior Sec. Notes 4.63% due 12/15/2028*	5,000	5,028
Medical Labs & Testing Services — 0.0%
Charles River Laboratories International, Inc. Company Guar. Notes 3.75% due 03/15/2029*	10,000	10,016
Charles River Laboratories International, Inc. Company Guar. Notes 4.00% due 03/15/2031*	10,000	10,165
		20,181
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	8,000	8,404
Security Description	Principal Amount	Value (Note 2)
Medical-Biomedical/Gene (continued)
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	$23,000	$27,808
		36,212
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	110,000	116,938
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	15,000	16,641
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	20,000	17,801
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	110,000	120,105
Prestige Brands, Inc. Company Guar. Notes 3.75% due 04/01/2031*	5,000	4,769
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	3,000	2,888
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	57,000	63,347
		342,489
Medical-Generic Drugs — 0.0%
Viatris, Inc. Company Guar. Notes 2.30% due 06/22/2027*	25,000	25,138
Medical-HMO — 0.1%
Centene Corp. Senior Notes 3.00% due 10/15/2030	10,000	9,983
Centene Corp. Senior Notes 4.63% due 12/15/2029	30,000	32,469
Centene Corp. Senior Notes 5.38% due 06/01/2026*	10,000	10,457
Centene Corp. Senior Notes 5.38% due 08/15/2026*	10,000	10,549
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	2,000	1,961
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	60,000	67,319
		132,738
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	5,000	5,259

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	$15,000	$15,834
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 04/01/2028*	10,000	9,102
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	15,000	15,679
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	15,000	16,220
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*	17,000	17,765
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	5,000	5,058
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	35,000	38,763
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	15,000	17,233
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	15,000	16,912
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	10,000	12,369
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	10,000	10,168
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	45,000	46,771
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	30,000	31,371
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	10,000	10,559
Tenet Healthcare Corp. Senior Sec. Notes 7.50% due 04/01/2025*	5,000	5,398
		274,461
Medical-Outpatient/Home Medical — 0.0%
Air Methods Corp Senior Notes 8.00% due 05/15/2025*	15,000	14,100
Global Medical Response, Inc. Senior Sec. Notes 6.50% due 10/01/2025*	10,000	10,350
		24,450
Security Description	Principal Amount	Value (Note 2)
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc. Senior Notes 4.50% due 03/31/2029*	$10,000	$10,050
Metal Processors & Fabrication — 0.0%
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	20,000	20,200
Metal-Aluminum — 0.0%
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	10,000	10,301
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	40,000	41,872
		52,173
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	20,000	21,215
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	10,000	10,882
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	5,000	6,003
		38,100
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	58,000	55,734
Motion Pictures & Services — 0.0%
Lions Gate Capital Holdings LLC Company Guar. Notes 5.50% due 04/15/2029*	25,000	25,003
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*	10,000	10,294
Lions Gate Capital Holdings LLC Company Guar. Notes 6.38% due 02/01/2024*	15,000	15,478
		50,775
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 4.75% due 09/15/2044	20,000	24,817
Walt Disney Co. Company Guar. Notes 7.75% due 12/01/2045	3,000	5,009
		29,826
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	10,000	9,503

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal — 0.0%
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	$30,000	$30,712
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	15,000	11,133
Nabors Industries, Inc. Company Guar. Notes 9.00% due 02/01/2025*	4,000	4,100
		15,233
Oil Companies-Exploration & Production — 0.3%
Alberta Energy Co., Ltd. Company Guar. Notes 8.13% due 09/15/2030	5,000	6,482
Antero Resources Corp. Company Guar. Notes 7.63% due 02/01/2029*	15,000	15,975
Antero Resources Corp. Company Guar. Notes 8.38% due 07/15/2026*	10,000	11,025
Apache Corp. Senior Notes 4.38% due 10/15/2028	10,000	9,970
Apache Corp. Senior Notes 4.88% due 11/15/2027	5,000	5,125
Apache Corp. Senior Notes 5.10% due 09/01/2040	10,000	9,775
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	11,000	11,550
Callon Petroleum Co. Company Guar. Notes 6.25% due 04/15/2023	25,000	22,250
Callon Petroleum Co. Sec. Notes 9.00% due 04/01/2025*	10,000	10,144
Centennial Resource Production LLC Company Guar. Notes 5.38% due 01/15/2026*	15,000	13,200
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	15,000	13,350
Centennial Resource Production LLC Sec. Notes 8.00% due 06/01/2025*	10,000	10,200
Comstock Resources, Inc. Company Guar. Notes 6.75% due 03/01/2029*	15,000	15,375
Comstock Resources, Inc. Company Guar. Notes 9.75% due 08/15/2026	15,000	16,288
Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
ConocoPhillips Company Guar. Notes 3.75% due 10/01/2027*	$26,000	$28,733
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	20,000	21,121
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	5,000	5,000
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	20,000	22,597
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	4,000	4,150
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	10,000	11,512
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	15,000	20,103
Devon Financing Co. LLC Senior Notes 7.88% due 09/30/2031	10,000	13,390
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	35,000	36,693
Double Eagle III Midco 1 LLC/ Double Eagle Finance Corp. Senior Notes 7.75% due 12/15/2025*	20,000	21,354
Endeavor Energy Resources LP/ EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	25,000	26,408
Endeavor Energy Resources LP/ EER Finance, Inc. Senior Notes 6.63% due 07/15/2025*	15,000	16,031
EQT Corp. Senior Notes 8.50% due 02/01/2030	10,000	12,753
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	5,000	5,044
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	5,000	5,075
Indigo Natural Resources LLC Senior Notes 5.38% due 02/01/2029*	30,000	29,556
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	5,000	5,521

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Occidental Petroleum Corp. Senior Notes 6.20% due 03/15/2040	$20,000	$20,550
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	30,000	33,124
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	10,000	11,238
Ovintiv Exploration, Inc. Company Guar. Notes 5.63% due 07/01/2024	5,000	5,496
Ovintiv, Inc. Company Guar. Notes 7.38% due 11/01/2031	10,000	12,705
SM Energy Co. Senior Notes 5.00% due 01/15/2024	15,000	14,107
SM Energy Co. Senior Notes 6.13% due 11/15/2022	4,000	3,910
SM Energy Co. Senior Notes 6.63% due 01/15/2027	10,000	9,250
SM Energy Co. Senior Notes 6.75% due 09/15/2026	10,000	9,240
SM Energy Co. Sec. Notes 10.00% due 01/15/2025*	5,000	5,625
Viper Energy Partners LP Company Guar. Notes 5.38% due 11/01/2027*	20,000	20,800
WPX Energy, Inc. Senior Notes 4.50% due 01/15/2030	3,000	3,230
WPX Energy, Inc. Senior Notes 5.25% due 10/15/2027	15,000	15,983
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	10,000	10,472
WPX Energy, Inc. Senior Notes 5.88% due 06/15/2028	6,000	6,613
		638,093
Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	15,000	16,140
Oil-Field Services — 0.0%
ChampionX Corp Company Guar. Notes 6.38% due 05/01/2026	20,000	20,950
Security Description	Principal Amount	Value (Note 2)
Oil-Field Services (continued)
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	$15,000	$15,384
USA Compression Partners LP/ USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	10,000	10,300
		46,634
Paper & Related Products — 0.1%
Georgia-Pacific LLC Senior Notes 2.10% due 04/30/2027*	43,000	43,696
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,827
Mercer International, Inc. Senior Notes 5.13% due 02/01/2029*	10,000	10,360
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026	15,000	15,375
		77,258
Pharmacy Services — 0.0%
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	53,754	67,237
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 7.88% due 05/15/2026*	5,000	5,378
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	5,000	4,942
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	5,000	5,013
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	5,000	4,857
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	68,000	77,728
Cheniere Energy Partners LP Company Guar. Notes 4.00% due 03/01/2031*	15,000	15,262
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	10,000	10,857
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	20,000	22,325
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	42,289

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer LP Senior Notes 6.63% due 12/31/2099	$80,000	$70,800
Energy Transfer LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	9,687
Energy Transfer Operating LP Senior Notes 2.90% due 05/15/2025	16,000	16,644
Energy Transfer Operating LP Senior Notes 5.88% due 01/15/2024	36,000	40,151
Energy Transfer Operating LP Senior Notes 6.50% due 02/01/2042	2,000	2,379
EnLink Midstream LLC Company Guar. Notes 5.63% due 01/15/2028*	20,000	19,340
Enterprise Products Operating LLC Company Guar. Notes 2.80% due 01/31/2030	75,000	77,407
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	15,000	15,892
Global Partners LP/GLP Finance Corp. Company Guar. Notes 6.88% due 01/15/2029	5,000	5,366
Hess Midstream Operations LP Company Guar. Notes 5.63% due 02/15/2026*	30,000	31,003
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	10,000	10,110
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	20,000	20,256
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	4,665
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	33,679
Rattler Midstream LP Company Guar. Notes 5.63% due 07/15/2025*	10,000	10,441
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	35,000	38,378
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	17,000	19,341
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	20,000	19,533
Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 12/31/2030*	$15,000	$14,827
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp. Company Guar. Notes 7.50% due 10/01/2025*	5,000	5,382
Targa Resources Partners Co. Company Guar. Notes 6.88% due 01/15/2029	5,000	5,509
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	10,000	10,413
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.50% due 03/01/2030	5,000	5,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	15,000	16,300
		691,404
Precious Metals — 0.0%
Coeur Mining, Inc. Company Guar. Notes 5.13% due 02/15/2029*	15,000	14,339
Private Equity — 0.0%
KKR Group Finance Co. VI LLC Company Guar. Notes 3.75% due 07/01/2029*	30,000	33,136
Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*	10,000	9,700
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	15,000	15,615
		25,315
Publishing-Books — 0.0%
Cengage Learning, Inc. Senior Notes 9.50% due 06/15/2024*	20,000	20,375
Publishing-Periodicals — 0.0%
Meredith Corp. Senior Sec. Notes 6.50% due 07/01/2025*	10,000	10,729
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	28,000	28,700
		39,429

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	$5,000	$5,182
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	20,000	21,400
		26,582
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	20,000	20,750
Radio — 0.1%
Beasley Mezzanine Holdings LLC Senior Sec. Notes 8.63% due 02/01/2026*	15,000	15,075
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	15,000	15,506
Entercom Media Corp. Sec. Notes 6.75% due 03/31/2029*	20,000	20,789
Townsquare Media, Inc. Senior Sec. Notes 6.88% due 02/01/2026*	30,000	31,950
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	15,000	15,530
		98,850
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 2.70% due 04/15/2031	83,000	82,950
American Tower Corp. Senior Notes 2.75% due 01/15/2027	14,000	14,606
American Tower Corp. Senior Notes 2.90% due 01/15/2030	28,000	28,423
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	20,000	21,783
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	41,000	44,627
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	5,696
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	74,000	83,659
Diversified Healthcare Trust Company Guar. Notes 9.75% due 06/15/2025	35,000	39,620
Equinix, Inc. Senior Notes 3.20% due 11/18/2029	48,000	49,870
Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	$10,000	$10,754
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	10,000	10,200
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	10,000	11,211
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	10,000	10,231
Iron Mountain, Inc. Company Guar. Notes 5.25% due 03/15/2028*	20,000	20,775
iStar, Inc. Senior Notes 4.25% due 08/01/2025	20,000	20,138
iStar, Inc. Senior Notes 4.75% due 10/01/2024	15,000	15,606
iStar, Inc. Senior Notes 5.50% due 02/15/2026	15,000	15,263
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	15,000	14,775
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 5.25% due 10/01/2025*	10,000	10,000
Prologis LP Senior Notes 2.25% due 04/15/2030	14,000	13,833
Service Properties Trust Company Guar. Notes 7.50% due 09/15/2025	5,000	5,680
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	15,000	15,574
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	28,068
		573,342
Real Estate Management/Services — 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 5.75% due 01/15/2029*	15,000	14,794
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	50,396
NESCO Holdings II, Inc. Sec. Notes 5.50% due 04/15/2029*	15,000	15,383
		65,779

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	$15,000	$15,544
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	15,000	16,233
		31,777
Retail-Apparel/Shoe — 0.0%
Gap, Inc. Senior Sec. Notes 8.38% due 05/15/2023*	10,000	11,422
Gap, Inc. Senior Sec. Notes 8.63% due 05/15/2025*	5,000	5,600
L Brands, Inc. Company Guar. Notes 6.63% due 10/01/2030*	10,000	11,331
L Brands, Inc. Company Guar. Notes 6.75% due 07/01/2036	10,000	11,800
L Brands, Inc. Senior Sec. Notes 6.88% due 07/01/2025*	5,000	5,556
L Brands, Inc. Company Guar. Notes 7.50% due 06/15/2029	15,000	17,042
L Brands, Inc. Company Guar. Notes 9.38% due 07/01/2025*	5,000	6,225
		68,976
Retail-Building Products — 0.0%
BCPE Ulysses Intermediate, Inc. Senior Notes 8.50% due 04/01/2027*(13)	25,000	25,937
Beacon Roofing Supply, Inc. Senior Sec. Notes 4.50% due 11/15/2026*	15,000	15,413
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	10,000	10,225
LBM Acquisition LLC Company Guar. Notes 6.25% due 01/15/2029*	5,000	5,150
White Cap Buyer LLC Senior Notes 6.88% due 10/15/2028*	15,000	15,925
		72,650
Retail-Drug Store — 0.0%
Rite Aid Corp. Senior Sec. Notes 7.50% due 07/01/2025*	7,000	7,271
Rite Aid Corp. Senior Sec. Notes 8.00% due 11/15/2026*	10,000	10,500
		17,771
Security Description	Principal Amount	Value (Note 2)
Retail-Major Department Stores — 0.0%
Nordstrom, Inc. Senior Sec. Notes 8.75% due 05/15/2025*	$10,000	$11,316
Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	40,000	42,200
Retail-Regional Department Stores — 0.0%
NMG Holding Co., Inc./ Neiman Marcus Group LLC Senior Sec. Notes 7.13% due 04/01/2026*	5,000	5,100
Retail-Restaurants — 0.1%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	25,000	25,250
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	10,000	10,550
IRB Holding Corp. Senior Sec. Notes 7.00% due 06/15/2025*	10,000	10,764
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	10,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	15,000	15,459
Yum! Brands, Inc. Senior Notes 3.63% due 03/15/2031	10,000	9,615
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	10,000	10,573
Yum! Brands, Inc. Senior Notes 7.75% due 04/01/2025*	5,000	5,475
		98,186
Steel-Producers — 0.0%
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 6.63% due 01/31/2029*	15,000	16,345
United States Steel Corp. Senior Notes 6.88% due 03/01/2029	15,000	15,375
		31,720
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	5,000	5,424

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecommunication Equipment — 0.1%
CommScope Finance LLC Company Guar. Notes 8.25% due 03/01/2027*	$15,000	$16,050
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	8,000	8,160
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	10,000	10,560
Plantronics, Inc. Company Guar. Notes 4.75% due 03/01/2029*	20,000	19,650
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	35,000	35,148
		89,568
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.55% due 12/01/2033*	57,000	54,037
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	45,000	41,093
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	41,000	46,145
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	34,000	38,406
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	5,715
Frontier Communications Corp. Senior Sec. Notes 5.88% due 10/15/2027*	10,000	10,600
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*	15,000	15,820
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022(12)(16)	30,000	20,512
Level 3 Financing, Inc. Company Guar. Notes 3.63% due 01/15/2029*	10,000	9,687
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	15,000	15,438
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	270,000	278,100
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	35,000	44,134
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	17,000	16,955
Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 3.70% due 03/22/2061	$33,000	$32,433
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	88,000	100,712
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	10,000	11,867
Zayo Group Holdings, Inc. Senior Sec. Notes 4.00% due 03/01/2027*	5,000	4,920
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	5,000	5,142
		751,716
Television — 0.0%
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	10,000	9,912
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	5,000	5,437
Scripps Escrow II, Inc. Senior Sec. Notes 3.88% due 01/15/2029*	10,000	9,825
Scripps Escrow II, Inc. Senior Notes 5.38% due 01/15/2031*	5,000	4,977
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	10,000	9,625
Sinclair Television Group, Inc. Company Guar. Notes 5.50% due 03/01/2030*	15,000	14,625
		54,401
Theaters — 0.0%
AMC Entertainment Holdings, Inc. Senior Sec. Notes 10.50% due 04/15/2025*	5,000	5,312
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	18,000	17,891
Cinemark USA, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	5,000	5,475
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	5,089
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	10,000	10,386
Live Nation Entertainment, Inc. Senior Sec. Notes 6.50% due 05/15/2027*	10,000	11,088
		55,241

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tools-Hand Held — 0.0%
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	$20,000	$20,900
Toys — 0.0%
Mattel, Inc. Company Guar. Notes 3.38% due 04/01/2026*	5,000	5,162
Mattel, Inc. Company Guar. Notes 3.75% due 04/01/2029*	15,000	15,177
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	10,000	10,978
		31,317
Transactional Software — 0.0%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	10,000	9,826
Solera LLC/Solera Finance, Inc. Senior Notes 10.50% due 03/01/2024*	15,000	15,497
		25,323
Transport-Rail — 0.0%
Watco Cos. LLC/Finance Co. Senior Notes 6.50% due 06/15/2027*	40,000	42,160
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	12,000	12,966
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 5.90% due 08/28/2028	15,000	17,006
Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	27,000	28,073
Alphabet, Inc. Senior Notes 2.25% due 08/15/2060	38,000	30,878
		58,951
Total U.S. Corporate Bonds & Notes (cost $11,885,922)		12,482,371
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 2.95% due 05/13/2030	8,000	8,273
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	33,000	37,114
		45,387
Security Description	Principal Amount	Value (Note 2)
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.50% due 04/20/2026*	$15,000	$15,637
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.75% due 04/20/2029*	15,000	15,987
Delta Air Lines/Skymiles Senior Sec. Notes 4.75% due 10/20/2028*	25,000	27,172
		58,796
Auto/Truck Parts & Equipment-Original — 0.0%
Clarios Global LP Senior Sec. Notes 6.75% due 05/15/2025*	10,000	10,697
Clarios Global LP/Clarios US Finance Co. Company Guar. Notes 8.50% due 05/15/2027*	15,000	16,152
Panther BF Aggregator 2 LP/ Panther Finance Co., Inc. Senior Sec. Notes 6.25% due 05/15/2026*	10,000	10,620
		37,469
Banks-Commercial — 0.1%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	10,000	10,978
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	37,000	42,202
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	15,000	16,432
Westpac Banking Corp. Sub. Notes 2.96% due 11/16/2040	22,000	20,414
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	30,000	33,635
		123,661
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	40,762
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.38% due 02/01/2028*	5,000	5,306
Building-Residential/Commercial — 0.1%
Brookfield Residential Properties, Inc./ Brookfield Residential US Corp. Company Guar. Notes 6.25% due 09/15/2027*	15,000	15,656

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial (continued)
Empire Communities Corp. Senior Notes 7.00% due 12/15/2025*	$5,000	$5,269
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	20,000	19,866
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	20,000	20,925
		61,716
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,066
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	30,000	31,706
		32,772
Chemicals-Diversified — 0.0%
Trinseo Materials Operating SCA/ Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	15,000	15,469
Chemicals-Specialty — 0.0%
Tronox Finance PLC Company Guar. Notes 5.75% due 10/01/2025*	20,000	20,863
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	20,000	20,450
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	15,000	16,515
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	43,000	48,138
		64,653
Containers-Paper/Plastic — 0.0%
Intelligent Packaging Holdco Issuer LP Senior Notes 9.00% due 01/15/2026*(13)	15,000	15,270
Intelligent Packaging, Ltd. Finco, Inc./ Intelligent Packaging, Ltd. Co-Issuer LLC Senior Sec. Notes 6.00% due 09/15/2028*	15,000	15,487
		30,757
Cruise Lines — 0.0%
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	5,000	5,731
Security Description	Principal Amount	Value (Note 2)
Cruise Lines (continued)
Royal Caribbean Cruises, Ltd. Company Guar. Notes 9.13% due 06/15/2023*	$5,000	$5,510
		11,241
Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	22,000	22,205
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.38% due 04/01/2031*	15,000	15,281
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	6,260
		21,541
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 4.00% due 04/15/2029*	15,000	15,270
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	15,000	15,544
Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 4.25% due 12/12/2042	20,000	21,838
Insurance-Reinsurance — 0.0%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	50,000	55,564
Machinery-Pumps — 0.0%
Husky III Holding, Ltd. Senior Notes 13.00% due 02/15/2025*(13)	20,000	21,750
Titan Acquisition, Ltd./ Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	5,000	5,199
		26,949
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*	10,000	9,875
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	50,000	51,260
Bausch Health Cos., Inc. Company Guar. Notes 6.25% due 02/15/2029*	10,000	10,612
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	13,000	13,299

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	$5,000	$5,428
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	15,000	16,744
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. Senior Sec. Notes 6.13% due 04/01/2029*	5,000	5,051
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC Sec. Notes 10.00% due 04/15/2025*(12)(16)	14,000	13,930
		126,199
Metal-Copper — 0.0%
Hudbay Minerals, Inc. Company Guar. Notes 4.50% due 04/01/2026*	5,000	5,197
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	5,000	5,337
Taseko Mines, Ltd. Senior Sec. Notes 7.00% due 02/15/2026*	15,000	15,270
		25,804
Miscellaneous Manufacturing — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	10,000	9,987
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	20,000	19,614
		29,601
Non-Hazardous Waste Disposal — 0.1%
GFL Environmental, Inc. Senior Sec. Notes 3.50% due 09/01/2028*	10,000	9,700
GFL Environmental, Inc. Company Guar. Notes 4.00% due 08/01/2028*	5,000	4,838
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*	15,000	15,806
GFL Environmental, Inc. Senior Notes 8.50% due 05/01/2027*	9,000	9,911
Waste Connections, Inc. Senior Notes 3.50% due 05/01/2029	38,000	40,944
		81,199
Oil & Gas Drilling — 0.0%
Precision Drilling Corp. Company Guar. Notes 5.25% due 11/15/2024	5,000	4,625
Security Description	Principal Amount	Value (Note 2)
Oil & Gas Drilling (continued)
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	$20,000	$19,419
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	7,250	6,851
Transocean Poseidon, Ltd. Senior Sec. Notes 6.88% due 02/01/2027*	15,000	13,865
Transocean, Inc. Company Guar. Notes 11.50% due 01/30/2027*	10,000	8,577
		53,337
Oil Companies-Exploration & Production — 0.1%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	5,000	4,700
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	25,000	25,893
EnCana Corp. Company Guar. Notes 6.63% due 08/15/2037	5,000	6,045
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	17,000	17,560
Ovintiv, Inc. Company Guar. Notes 6.50% due 08/15/2034	5,000	6,012
		60,210
Oil Companies-Integrated — 0.0%
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	10,000	12,448
Equinor ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	37,707
		50,155
Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	11,000	12,264
Northriver Midstream Finance LP Senior Sec. Notes 5.63% due 02/15/2026*	10,000	10,395
		22,659
Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	30,000	30,609
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	38,000	41,223
		71,832

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	$15,000	$15,161
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	15,000	14,475
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	5,000	5,024
		34,660
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*(12)(16)	35,000	21,613
Security Services — 0.0%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	17,000	18,817
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.25% due 10/15/2039	12,000	16,340
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	26,000
Total Foreign Corporate Bonds & Notes (cost $1,318,282)		1,386,639
LOANS(8)(9)(10) — 0.2%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL-B 3.71% (3 ML +3.50%) due 08/21/2026	24,625	23,649
Airlines — 0.0%
Aadvantage Loyalty LP, Ltd. FRS BTL 5.50% (3 ML+4.75%) due 04/20/2028	5,000	5,110
Auto-Heavy Duty Trucks — 0.0%
Navistar, Inc. FRS 1st Lien BTL-B 3.62% (1 ML+3.50%) due 11/06/2024	30,896	30,873
Broadcast Services/Program — 0.0%
iHeartCommunications, Inc. FRS BTL 4.75% (1 ML+4.00%) due 05/01/2026	14,888	14,673
Security Description	Principal Amount	Value (Note 2)
Building & Construction Products-Misc. — 0.0%
AZEK Co. LLC FRS BTL 3.25% (3 ML+2.50%) due 05/05/2024	$5,570	$5,561
CP Atlas Buyer, Inc. FRS BTL 4.25% (3 ML+3.75%) due 11/23/2027	26,000	25,809
		31,370
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML +4.25%) due 06/21/2024	4,837	4,754
Chemicals-Specialty — 0.1%
Alpha 3 BV FRS BTL-B 3.00% (3 ML+2.50%) due 03/18/2028	10,000	9,963
Diamond BC BV FRS BTL 3.11% (1 ML +3.00%) due 09/06/2024	9,974	9,915
Solenis International LLC FRS BTL 4.19% (3 ML+4.00%) due 06/26/2025	24,648	24,555
		44,433
Diagnostic Kits — 0.0%
Ortho-Clinical Diagnostics SA FRS BTL 3.36% (1 ML+3.25%) due 06/30/2025	11,360	11,335
Enterprise Software/Service — 0.0%
Epicor Software Corp. FRS BTL 4.00% (1 ML+3.25%) due 07/31/2027	14,925	14,874
Epicor Software Corp. FRS BTL 2nd Lien 8.75% (1 ML+7.75%) due 07/31/2028	10,000	10,316
Greeneden US Holdings II LLC FRS BTL-B 4.75% (1 ML+4.00%) due 12/01/2027	15,000	14,989
		40,179
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS 1st Lien 4.50% (1 ML+3.50%) due 02/28/2025	4,751	4,448
Robertshaw US Holding Corp. FRS 2nd Lien 9.00% (1 ML +8.00%) due 02/28/2026	10,000	8,575
		13,023

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
LOANS(8)(9)(10) (continued)
Internet Content-Information/News — 0.0%
Arches Buyer, Inc. FRS BTL-B 3.75% (1 ML+3.25%) due 12/06/2027	$19,950	$19,800
Machinery-Electrical — 0.1%
Vertiv Group Corp. FRS BTL-B 2.87% (1 ML+2.75%) due 03/02/2027	44,551	44,203
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. FRS BTL-B 3.27% (6 ML+3.00%) due 03/28/2025	19,351	18,944
Medical-Hospitals — 0.0%
Quorum Health Corp. FRS BTL 9.25% (3ML+8.25%) due 04/29/2025	24,912	25,286
Medical-Outpatient/Home Medical — 0.0%
Global Medical Response, Inc. FRS BTL-B 5.75% (3 ML+4.75%) due 10/02/2025	34,913	34,782
Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. FRS BTL 3.50% (3 ML+3.00%) due 05/30/2025	12,657	12,653
Paper & Related Products — 0.0%
Klockner Pentaplast of America, Inc. BTL 5.25% (3 ML + 4.75%) due 02/12/2026	4,988	4,966
Retail-Building Products — 0.0%
White Cap Buyer LLC FRS BTL-B 4.50% (6 ML+4.00%) due 10/19/2027	14,963	14,923
Retail-Restaurants — 0.0%
IRB Holding Corp. FRS BTL 4.25% (3 ML+3.25%) due 12/15/2027	4,988	4,971
Telephone-Integrated — 0.0%
Zayo Group Holdings, Inc. FRS BTL 3.11% (1 ML+3.00%) due 03/09/2027	8,908	8,828
Theaters — 0.0%
AMC Entertainment Holdings, Inc. FRS BTL-B 3.20% (1 ML+3.00%) due 04/22/2026	9,975	8,607
Total Loans (cost $417,413)		417,362
Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	$25,000	$39,634
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	19,415
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	46,570
Total Municipal Bonds & Notes (cost $70,161)		105,619
U.S. GOVERNMENT AGENCIES — 3.8%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	2,046	2,395
7.50% due 10/01/2029	2,130	2,405
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K111, Class X1 1.57% due 05/25/2030(3)(6)(7)	295,604	36,273
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2020-DNA5, Class M1 1.32% (SOFR + 1.30%) due 10/25/2050*	22,130	22,130
Series 2018-HQA2, Class M2 2.41% (1 ML+2.3%) due 10/25/2048*(5)	10,000	10,000
Series 2018-HRP2, Class M3 2.51% (1 ML+2.40%) due 02/25/2047*(5)	20,000	20,151
Series 2019-DNA2, Class M2 2.56% (1 ML+2.45%) due 03/25/2049*(5)	11,704	11,719
Series 2015-DN1, Class M3 4.26% (1 ML + 4.15%) due 01/25/2025(5)	11,847	11,847
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB 16.67% (-2.56*1 ML+16.95) due 06/15/2034(5)(11)	4,512	5,307
Series 3065, Class DC 19.54% (-3*1 ML+19.86) due 03/15/2035(5)(11)	14,386	19,597
Series 3072, Class SM 23.41% (-3.67*1 ML+23.8) due 11/15/2035(5)(11)	8,796	14,080
		155,904
Federal National Mtg. Assoc. — 0.8%
3.00% due 09/01/2046	327,100	343,980
3.00% due 10/01/2046	120,351	126,385
3.50% due 01/01/2047	20,701	22,031
4.00% due 04/01/2049	342,443	366,257

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due 06/01/2036	$721	$834
6.50% due 06/01/2036	6,036	6,977
6.50% due 07/01/2036	2,021	2,348
6.50% due 09/01/2036	5,795	6,590
6.50% due 11/01/2036	18,738	21,494
7.00% due 06/01/2033	2,434	2,810
7.00% due 04/01/2035	3,398	3,954
7.50% due 04/01/2024	1,726	1,820
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2017-C07, Class 1EB2 1.11% (1 ML + 1.00%) due 05/25/2030(5)	23,000	22,932
Series 2017-C02, Class 2ED3 1.46% (1 ML+1.35%) due 09/25/2029(5)	9,119	9,119
Series 2020-R01, Class 1M2 2.16% (1 ML + 2.05%) due 01/25/2040*(5)	22,000	21,968
Series 2017-C05, Class 1M2A 2.31% (1 ML + 2.20%) due 01/25/2030(5)	12,001	12,009
Series 2018-C05, Class 1M2 2.46% (1 ML+2.35%) due 01/25/2031(5)	10,154	10,154
Series 2014-C02, Class 2M2 2.71% (1 ML + 2.60%) due 05/25/2024(5)	32,914	33,123
Series 2017-C01, Class 1M2 3.66% (1 ML+3.55%) due 07/25/2029(5)	158,593	163,356
Series 2016-C04, Class 1M2 4.36% (1 ML+4.25%) due 01/25/2029(5)	168,976	175,801
Series 2015-C01, Class 1M2 4.41% (1 ML+4.30%) due 02/25/2025(5)	5,764	5,833
Series 2016-C07, Class 2M2 4.46% (1 ML+4.35%) due 05/25/2029(5)	44,119	45,915
Series 2016-C05, Class 2M2 4.56% (1 ML + 4.45%) due 01/25/2029(5)	122,040	126,977
Series 2014-C04, Class 1M2 5.01% (1 ML+4.90%) due 11/25/2024(5)	141,411	145,652
Series 2015-C03, Class 2M2 5.11% (1 ML+5.00%) due 07/25/2025(5)	3,661	3,708
Series 2016-C03, Class 1M2 5.41% (1 ML+5.30%) due 10/25/2028(5)	6,331	6,645
Series 2016-C02, Class 1M2 6.11% (1ML + 6.00%) due 09/25/2028(5)	124,167	130,795
Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2016-C01, Class 1M2 6.86% (1 ML + 6.75%) due 08/25/2028(5)	$7,420	$7,847
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.39% due 10/25/2041(3)(5)(7)	45,112	543
Federal National Mtg. Assoc., REMIC FRS Series 2005-75, Class GS 19.92% (-3*1 ML+20.25) due 08/25/2035(5)(11)	3,624	4,920
Series 2005-122, Class SE 22.72% (-3.5*1 ML+23.1) due 11/25/2035(5)(11)	3,609	5,000
Series 2006-8, Class HP 24.17% (-3.67*1 ML+24.57) due 03/25/2036(5)(11)	8,750	14,126
		1,851,903
Government National Mtg. Assoc. — 0.5%
3.50% due April 30 TBA	1,000,000	1,055,312
5.50% due 11/20/2049	11,783	13,008
6.50% due 08/20/2037	8,444	10,152
6.50% due 09/20/2037	2,031	2,424
		1,080,896
Uniform Mtg. Backed Securities — 2.4%
2.00% due April 30 TBA	1,000,000	997,051
2.00% due May 30 TBA	1,000,000	995,215
2.50% due April 30 TBA	1,000,000	1,025,449
2.50% due May 30 TBA	2,000,000	2,046,602
		5,064,317
Total U.S. Government Agencies (cost $8,217,860)		8,153,020
U.S. GOVERNMENT TREASURIES — 1.1%
United States Treasury Bonds — 1.0%
1.25% due 05/15/2050	170,000	127,859
2.75% due 08/15/2042(14)(15)	1,780,000	1,905,434
3.00% due 02/15/2047	190,000	211,984
		2,245,277
United States Treasury Notes — 0.1%
1.50% due 02/15/2030	20,000	19,741
1.63% due 02/15/2026	120,000	124,040
2.38% due 08/15/2024	20,000	21,280
		165,061
Total U.S. Government Treasuries (cost $2,268,563)		2,410,338
EXCHANGE-TRADED FUNDS — 0.8%
SPDR S&P 500 Trust ETF	3,689	1,462,062
SPDR S&P MidCap 400 ETF	407	193,752
Total Exchange-Traded Funds (cost $1,323,064)		1,655,814

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EQUITY CERTIFICATES — 0.3%
Instruments — Control — 0.1%
UBS AG — Shenzhen Inovance Technology Co., Ltd	$11,096	$144,747
Machinery — Construction & Mining — 0.1%
UBS AG — SANY Heavy Industry., Ltd	29,500	153,688
Medical Products — 0.0%
UBS AG — Shenzhen Mindray Bio-Medical Electronics Co., Ltd	2,132	129,810
Research & Development — 0.1%
UBS AG Centre Testing International Group Co., Ltd	33,835	147,109
Total Equity Certificates (cost $543,981)		575,354
ESCROWS AND LITIGATION TRUSTS — 0.0%
GenOn Energy, Inc. Escrow Notes 9.88% due 10/15/2020(2)	$20,000	0
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022(2)	5,000	1
Seventy Seven Energy, Inc. Escrow Notes 6.63% due 11/15/2019(2)	20,000	2
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020*(2)	11,000	8
Vistra Energy Corp. CVR†(1)	1,362	1,494
Total Escrows And Litigation Trusts (cost $12)		1,505
Total Long-Term Investment Securities (cost $154,005,484)		196,558,049
SHORT-TERM INVESTMENT SECURITIES — 5.1%
Commercial Paper — 5.1%
Australia & New Zealand Banking 0.13% due 04/26/2021	1,100,000	1,099,924
Barclays Bank PLC 0.17% due 05/03/2021	1,150,000	1,149,869
BNP Paribas SA 0.10% due 04/06/2021	1,100,000	1,099,988
Charta LLC 0.17% due 04/14/2021 zero coupon due 04/14/2021	1,050,000	1,049,964
Collateralized CP Flex Co. LLC 0.20% due 04/09/2021	1,050,000	1,049,975
Export Development Corp. 0.09% due 04/20/2021	1,000,000	999,968
Liberty Funding LLC 0.14% due 05/03/2021	1,085,000	1,084,877
Mizuho Bank, Ltd. 0.15% due 05/17/2021	1,050,000	1,049,863
Societe Generale 0.16% due 06/28/2021	1,100,000	1,099,538
Security Description	Principal Amount	Value (Note 2)
Commercial Paper (continued)
Sumitomo Mitsui Banking Corp. 0.15% due 05/21/2021	$1,100,000	$1,099,827
Total Short-Term Investment Securities (cost $10,783,565)		10,783,793
REPURCHASE AGREEMENTS — 5.6%
Agreement with Bank of America Securities LLC, bearing interest at 0.01% dated 03/31/2021, to be repurchased 04/01/2021 in the amount of $11,787,002 and collateralized by $8,865,000 of United States Treasury Notes, bearing interest at 4.38% due 11/15/2039 and having an approximate value of $11,965,641 (cost $11,787,000)	11,787,000	11,787,000
TOTAL INVESTMENTS (cost $176,576,049)(17)	103.1%	219,128,842
Liabilities in excess of other assets	(3.1)	(6,547,434)
NET ASSETS	100.0%	$212,581,408

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2021, the aggregate value of these securities was $8,715,237 representing 4.1% of net assets.

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2021, the Portfolio held the following restricted securities:

Description Value % of	Acquisition Date	Shares	Acquisition Cost	Value	Per Share	Net Assets
Common Stocks
MWO Holdings LLC	08/24/2016	10	$5,208	$0	$0	0.00%
Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	1,362	0	1,494	1	0.00
				$1,494		0.00%

(2)  Securities classified as Level 3 (see Note 2).

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Mortgage Obligation

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(11)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2021.

(12)  Security in default of interest.

(13)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(14)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(15)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(16)  Company has filed for bankruptcy protection.

(17)  See Note 4 for cost of investments on a tax basis

ADR — American Depositary Receipt

BTL — Bank Term Loan

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

SOFR — Secured Overnight Financing Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	E-Mini Nasdaq 100 Index	June 2021	$1,783,659	$1,832,565	$48,906
30	Long	MSCI EAFE Index	June 2021	3,283,575	3,288,000	4,425
9	Short	U.S. Treasury Long Bonds	June 2021	1,438,375	1,391,344	47,031
						$100,362
						Unrealized (Depreciation)
123	Long	E-Mini Russell 2000 Index	June 2021	$14,037,707	$13,668,375	$(369,332)
47	Long	MSCI Emerging Markets Index	June 2021	3,178,999	3,107,875	(71,124)
99	Short	S&P 500 E-Mini Index	June 2021	19,328,451	19,638,630	(310,179)
15	Long	U.S. Treasury 2 Year Notes	June 2021	3,313,500	3,310,898	(2,602)
3	Long	U.S. Treasury 5 Year Notes	June 2021	374,929	370,195	(4,734)
						$(757,971)
Net Unrealized Appreciation (Depreciation)						$(657,609)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Over the Counter Total Return Swap Contracts

					Value
Swap Counterparty	Notional Amount (000's)	Maturity Date	Payments Received (Paid) by Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs	$2,407	12/15/2025	3 Month USD LIBOR-BBA	Goldman Sachs U.S. Equity
International			plus 35 bps/Monthly	Custom Basket(1)/Monthly	$—	$24,916
Citibank N.A.	4,745	02/05/2022	3 Month USD LIBOR-BBA plus 35 bps/Monthly	Russell 1000 Index Value/ Monthly	—	149,996
Net Unrealized Appreciation (Depreciation)					$—	$174,912

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

(1)  The following list represents the components in the Goldman Sachs U.S. Equity Custom Basket:

Common Stocks	Percentage*	Shares	Value
Waters Corp.	4.7%	399	$113,346
Merck KGaA	4.5	637	109,101
Mettler-Toledo International, Inc.	4.5	93	107,197
Agilent Technologies, Inc.	4.4	829	105,406
IQVIA Holdings, Inc.	4.2	528	101,988
PerkinElmer, Inc.	4.0	746	95,723
Thermo Fisher Scientific, Inc.	3.9	207	94,668
Zoetis, Inc.	3.5	536	84,399
Pfizer, Inc.	3.4	2,259	81,833
Alexion Pharmaceuticals, Inc.	3.3	512	78,282
Illumina, Inc.	3.2	202	77,460
Ipsen SA	3.2	886	76,165
Merck & Co., Inc.	3.1	960	73,989
Johnson & Johnson	3.0	443	72,879
AbbVie, Inc.	2.7	596	64,518
Sanofi	2.6	637	63,059
GlaxoSmithKline PLC ADR	2.6	3,530	62,738
Sumitomo Dainippon Pharma Co., Ltd.	2.5	3,423	59,637
Viatris, Inc.	2.5	4,249	59,365
Bayer AG	2.4	900	57,035
Taisho Pharmaceutical Holdings Co., Ltd.	2.2	820	52,948
Perrigo Co. PLC	2.2	1,308	52,925
Biogen, Inc.	2.1	182	50,778
Sartorius Stedim Biotech	2.1	120	49,667
Bristol-Myers Squibb Co.	2.0	777	49,033
Teva Pharmaceutical Industries, Ltd. ADR	1.9	4,029	46,493
AstraZeneca PLC ADR	1.8	429	42,890
CSL, Ltd.	1.7	209	42,069
Amgen, Inc.	1.7	165	41,054
Gilead Sciences, Inc.	1.5	572	36,943
Hisamitsu Pharmaceutical Co., Inc.	1.5	556	36,217
Vifor Pharma AG	1.3	233	31,828
Eli Lilly & Co.	1.2	160	29,969
Takeda Pharmaceutical Co., Ltd.	1.2	789	28,442
Eisai Co., Ltd.	0.9	318	21,351
Shionogi & Co., Ltd.	0.8	379	20,376
Galapagos NV ADR	0.8	254	19,740
Hikma Pharmaceuticals PLC	0.8	576	18,105
H. Lundbeck A/S	0.7	490	16,771
Astellas Pharma, Inc.	0.6	924	14,218
UCB SA	0.5	125	11,908
Incyte Corp.	0.5	134	10,854
Grifols SA	0.4	363	9,536

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Common Stocks	Percentage*	Shares	Value
Eurofins Scientific SE	0.4	99	$9,516
Novartis AG	0.3	70	6,034
Regeneron Pharmaceuticals, Inc.	0.3	13	6,021
Daiichi Sankyo Co., Ltd.	0.2	192	5,594
Recordati Industria Chimica e Farmaceutica SpA	0.1	55	2,978
Orion Oyj, Class B	0.1	57	2,297
Vertex Pharmaceuticals, Inc.	0.0	10	2,099
Total components in the Goldman U.S. Equity Custom Basket	100.0%		$2,407,442

*  Represents the weighting of the component in the custom basket.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	HKD	58,600	USD	7,561	05/20/2021	$22	$—
Citibank N.A.	CNH	3,012,600	USD	466,141	05/20/2021	8,740	—
	DKK	632,700	USD	102,740	06/16/2021	2,875	—
	USD	584,092	EUR	490,700	06/16/2021	—	(7,786)
	USD	91,491	GBP	65,400	06/16/2021	—	(1,311)
						11,615	(9,097)
Goldman Sachs International	USD	253,242	JPY	26,560,500	05/19/2021	—	(13,258)
HSBC Bank USA	CNH	3,031,100	USD	469,002	05/20/2021	8,793	—
	USD	584,353	EUR	490,900	06/16/2021	—	(7,812)
	USD	318,010	GBP	227,500	06/16/2021	—	(4,311)
						8,793	(12,123)
JPMorgan Chase Bank	KRW	795,791,700	USD	715,454	05/20/2021	9,787	—
	NOK	450,600	USD	52,899	06/16/2021	219	—
	USD	20,250	AUD	26,000	04/21/2021	—	(499)
	USD	576,003	JPY	60,414,100	05/19/2021	—	(30,141)
	USD	163,958	SGD	218,600	05/19/2021	—	(1,491)
	USD	116,471	CHF	106,600	06/16/2021	—	(3,466)
	USD	654,207	GBP	467,800	06/16/2021	—	(9,159)
						10,006	(44,756)
Morgan Stanley & Co., Inc.	AUD	491,600	USD	383,227	04/21/2021	9,797	—
	JPY	85,608,500	USD	816,260	05/19/2021	42,758	—
	USD	79	CAD	100	04/21/2021	—	—
						52,555	—
NatWest Markets PLC	GBP	359,600	USD	503,202	06/16/2021	7,351	—
	SEK	2,050,900	USD	240,971	06/16/2021	5,985	—
	USD	566,484	CNH	3,700,800	05/20/2021	—	(4,595)
	USD	149,475	EUR	125,600	06/16/2021	—	(1,964)
						13,336	(6,559)
State Street Bank and Trust Co.	EUR	502,900	USD	597,291	06/16/2021	6,657	—
	USD	622,218	AUD	799,000	04/21/2021	—	(15,281)
	USD	13,829	ILS	43,900	04/21/2021	—	(696)
	USD	185,962	JPY	19,504,500	05/19/2021	—	(9,732)
	USD	1,021,673	EUR	858,300	06/16/2021	—	(13,638)
						6,657	(39,347)

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Toronto Dominion Bank	CNH	6,627,900	USD	1,021,709	05/20/2021	$15,401	$—
	HKD	4,924,200	USD	635,352	05/20/2021	1,867	—
	SGD	529,100	USD	398,558	05/19/2021	5,321	—
						22,589	—
UBS AG	EUR	130,500	USD	155,285	06/16/2021	2,018	—
	JPY	44,035,100	USD	405,191	05/19/2021	7,319	—
	USD	26,521	CAD	33,600	04/21/2021	217	—
	USD	446,640	GBP	319,500	06/16/2021	—	(6,083)
						9,554	(6,083)
Westpac Banking Corp.	USD	19,802	CAD	25,100	04/21/2021	174	—
	USD	602,762	JPY	63,222,200	05/19/2021	—	(31,528)
						174	(31,528)
Unrealized Appreciation (Depreciation)						$135,301	$(162,751)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CNH — Yuan Renminbi
DKK — Danish Krone
EUR — Euro Currency
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — New Israeli Sheqel
JPY — Japanese Yen
KRW — South Korean Won
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singpore Dollar
USD — United States Dollar

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil Companies-Exploration & Production	$539,824	$—	$0	$539,824
Other Industries	164,508,694	—	—	164,508,694
Preferred Securities	14,778	—	—	14,778
Preferred Securities/Capital Securities	—	671,908	—	671,908
Asset Backed Securities	—	3,614,110	—	3,614,110
Convertible Bonds & Notes	—	20,713	—	20,713
U.S. Corporate Bonds & Notes	—	12,482,371	—	12,482,371
Foreign Corporate Bonds & Notes	—	1,386,639	—	1,386,639
Loans	—	417,362	—	417,362
Municipal Bonds & Notes	—	105,619	—	105,619
U.S. Government Agencies	—	8,153,020	—	8,153,020
U.S. Government Treasuries	—	2,410,338	—	2,410,338
Exchange-Traded Funds	1,655,814	—	—	1,655,814
Equity Certificates	—	575,354	—	575,354
Escrows and Litigations	—	1,494	11	1,505
Short-Term Investment Securities	—	10,783,793	—	10,783,793
Repurchase Agreements	—	11,787,000	—	11,787,000
Total Investments at Value	$166,719,110	$52,409,721	$11	$219,128,842
Other Financial Instruments:†
Futures Contracts	$100,362	$—	$—	$100,362
Over the Counter Total Return Swap Contracts	—	174,912	—	174,912
Forward Foreign Currency Contracts	—	135,301	—	135,301
Total Other Financial Instruments	$100,362	$310,213	$—	$410,575
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$757,971	$—	$—	$757,971
Forward Foreign Currency Contracts	—	162,751	—	162,751
Total Other Financial Instruments	$757,971	$162,751	$—	$920,722

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes Financial Statements

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
E-Commerce/Products	12.2%
Applications Software	12.1
Internet Content-Entertainment	10.1
Web Portals/ISP	6.3
Finance-Credit Card	5.4
Computers	4.8
Auto-Cars/Light Trucks	4.0
E-Commerce/Services	3.9
Commercial Services-Finance	3.7
Enterprise Software/Service	3.3
Medical-HMO	2.8
Entertainment Software	2.4
Data Processing/Management	2.1
Retail-Apparel/Shoe	2.0
Medical-Drugs	1.5
Casino Hotels	1.4
Semiconductor Equipment	1.3
Electronic Components-Semiconductors	1.3
Medical-Biomedical/Gene	1.2
Medical Instruments	1.2
Pharmacy Services	1.2
Medical Products	1.2
Transport-Services	1.1
Computer Software	1.1
Internet Content-Information/News	1.0
Aerospace/Defense	0.8
Athletic Footwear	0.8
Medical-Hospitals	0.8
Semiconductor Components-Integrated Circuits	0.7
Commercial Services	0.6
Retail-Restaurants	0.6
Internet Application Software	0.5
Communications Software	0.5
Diversified Financial Services	0.4
Finance-Consumer Loans	0.4
Auto-Heavy Duty Trucks	0.4
Finance-Investment Banker/Broker	0.4
Internet Gambling	0.4
Registered Investment Companies	0.3
Aerospace/Defense-Equipment	0.3
Retail-Automobile	0.3
Industrial Gases	0.3
Airlines	0.3
Financing Corp.	0.3
Diagnostic Equipment	0.3
Auto/Truck Parts & Equipment-Original	0.3
Transport-Rail	0.2
Office Automation & Equipment	0.2
Power Converter/Supply Equipment	0.2
Decision Support Software	0.2
Dental Supplies & Equipment	0.1
Industrial Automated/Robotic	0.1
Insurance-Multi-line	0.1
Auto Components	0.1
Diversified Manufacturing Operations	0.1
99.6%

*  Calculated as a percentage of net assets

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.6%
Aerospace/Defense — 0.8%
Teledyne Technologies, Inc.†	8,869	$3,668,662
Aerospace/Defense-Equipment — 0.3%
Airbus SE†	13,785	1,560,634
Airlines — 0.3%
Southwest Airlines Co.†	22,983	1,403,342
Applications Software — 12.0%
Intuit, Inc.	18,975	7,268,563
Microsoft Corp.	153,062	36,087,428
Roper Technologies, Inc.	12,449	5,021,180
ServiceNow, Inc.†	9,220	4,611,014
Stripe, Inc., Class B†(1)(2)	10,760	431,153
		53,419,338
Athletic Footwear — 0.8%
NIKE, Inc., Class B	26,311	3,496,469
Auto-Cars/Light Trucks — 0.8%
Ferrari NV	16,420	3,436,378
Auto-Heavy Duty Trucks — 0.4%
Cummins, Inc.	7,117	1,844,086
Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC†	8,343	1,150,500
Casino Hotels — 1.4%
Las Vegas Sands Corp.†	37,360	2,269,993
Wynn Resorts, Ltd.†	30,175	3,783,040
		6,053,033
Commercial Services — 0.6%
Cintas Corp.	8,184	2,793,281
Commercial Services-Finance — 3.7%
Affirm Holdings, Inc.†	1,939	137,126
Avalara, Inc.†	9,475	1,264,249
Equifax, Inc.	2,101	380,554
Global Payments, Inc.	21,752	4,384,768
PayPal Holdings, Inc.†	20,142	4,891,284
S&P Global, Inc.	7,695	2,715,335
StoneCo, Ltd., Class A†	15,768	965,317
TransUnion	19,274	1,734,660
		16,473,293
Communications Software — 0.5%
Zoom Video Communications, Inc., Class A†	6,415	2,061,075
Computer Software — 1.1%
Datadog, Inc., Class A†	12,280	1,023,415
Snowflake, Inc., Class A†	1,224	280,639
Splunk, Inc.†	25,520	3,457,450
		4,761,504
Computers — 4.8%
Apple, Inc.	174,080	21,263,872
Data Processing/Management — 2.1%
Fidelity National Information Services, Inc.	29,817	4,192,569
Fiserv, Inc.†	42,634	5,075,151
		9,267,720
Security Description	Shares	Value (Note 2)
Decision Support Software — 0.2%
MSCI, Inc.	1,876	$786,569
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	1,149	622,218
Diagnostic Equipment — 0.3%
Avantor, Inc.†	43,594	1,261,174
Diversified Financial Services — 0.4%
ANT International Co., Ltd., Class C†(1)(2)	249,140	2,010,560
Diversified Manufacturing Operations — 0.1%
Parker-Hannifin Corp.	796	251,082
E-Commerce/Products — 12.2%
Alibaba Group Holding, Ltd. ADR†	34,504	7,823,092
Amazon.com, Inc.†	13,975	43,239,768
Coupang, Inc.†	19,752	974,761
Farfetch, Ltd., Class A†	36,856	1,954,105
		53,991,726
E-Commerce/Services — 3.6%
Airbnb, Inc., Class B Lock-Up Shares†(1)	44,340	8,002,244
Booking Holdings, Inc.†	1,322	3,080,049
DoorDash, Inc., Class A†	6,509	853,525
DoorDash, Inc., Class B†(1)	7,254	903,656
Maplebear, Inc. (dba Instacart) Non-Voting Shares†(1)(2)	167	20,875
Maplebear, Inc. (dba Instacart) Voting Shares†(1)(2)	3,211	401,375
Match Group, Inc.†	20,782	2,855,031
		16,116,755
Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	41,236	3,237,026
NVIDIA Corp.	4,651	2,483,308
		5,720,334
Enterprise Software/Service — 2.6%
Black Knight, Inc.†	25,840	1,911,901
Clarivate PLC†	19,864	524,211
Coupa Software, Inc.†	1,518	386,301
Paycom Software, Inc.†	2,677	990,651
salesforce.com, Inc.†	28,867	6,116,051
Uipath, Inc., Class A†(1)(2)	4,059	252,777
Workday, Inc., Class A†	4,823	1,198,178
		11,380,070
Entertainment Software — 2.4%
Epic Games, Inc.†(1)(2)	1,876	1,660,260
Playtika Holding Corp.†	22,008	598,838
ROBLOX Corp., Class A†	5,213	337,959
Sea, Ltd. ADR†	35,414	7,905,467
		10,502,524
Finance-Consumer Loans — 0.4%
Afterpay, Ltd.†	25,278	1,948,790
Finance-Credit Card — 5.4%
Mastercard, Inc., Class A	32,219	11,471,575
Visa, Inc., Class A	58,553	12,397,427
		23,869,002

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 0.4%
Tradeweb Markets, Inc., Class A	11,192	$828,208
XP, Inc., Class A†	26,103	983,300
		1,811,508
Financing Corp. — 0.3%
Social Finance, Inc. (dba SoFi) Voting Shares†(1)	49,251	1,398,292
Industrial Gases — 0.3%
Linde PLC	5,215	1,460,930
Insurance-Multi-line — 0.1%
Chubb, Ltd.	2,869	453,216
Internet Application Software — 0.5%
Shopify, Inc., Class A†	1,450	1,604,425
Wix.com, Ltd.†	1,815	506,784
		2,111,209
Internet Content-Entertainment — 10.1%
Facebook, Inc., Class A†	82,409	24,271,923
Netflix, Inc.†	16,800	8,763,888
Pinterest, Inc., Class A†	21,454	1,588,240
Snap, Inc., Class A†	144,524	7,557,160
Spotify Technology SA†	8,654	2,318,839
Vimeo, Inc., Class A (Voting Shares)†(1)(2)	7,724	257,497
		44,757,547
Internet Content-Information/News — 1.0%
IAC/InterActiveCorp†	1,853	400,822
Kuaishou Technology†*	5,200	180,600
Tencent Holdings, Ltd.	47,700	3,742,813
		4,324,235
Internet Gambling — 0.4%
DraftKings, Inc., Class A†	26,235	1,608,993
Medical Instruments — 1.2%
Intuitive Surgical, Inc.†	7,114	5,256,819
Medical Products — 1.2%
Stryker Corp.	21,142	5,149,768
Medical-Biomedical/Gene — 1.2%
Argenx SE ADR†	2,958	814,604
Incyte Corp.†	15,150	1,231,240
Vertex Pharmaceuticals, Inc.†	15,782	3,391,394
		5,437,238
Medical-Drugs — 1.5%
AstraZeneca PLC ADR	44,324	2,203,789
Eli Lilly & Co.	24,897	4,651,258
		6,855,047
Medical-HMO — 2.8%
Anthem, Inc.	8,802	3,159,478
Humana, Inc.	3,885	1,628,786
UnitedHealth Group, Inc.	20,488	7,622,970
		12,411,234
Medical-Hospitals — 0.8%
HCA Healthcare, Inc.	18,150	3,418,371
Security Description	Shares	Value (Note 2)
Office Automation & Equipment — 0.2%
Zebra Technologies Corp., Class A†	2,129	$1,032,948
Pharmacy Services — 1.2%
Cigna Corp.	21,688	5,242,857
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	3,151	1,031,795
Retail-Apparel/Shoe — 2.0%
Lululemon Athletica, Inc.†	9,690	2,972,020
Ross Stores, Inc.	49,042	5,880,626
		8,852,646
Retail-Automobile — 0.3%
Carvana Co.†	5,840	1,532,416
Retail-Drug Store — 0.0%
JD Health International, Inc.†*	3,850	55,219
Retail-Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	1,824	2,591,576
Semiconductor Components-Integrated Circuits — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,076	3,202,549
Semiconductor Equipment — 1.3%
ASML Holding NV	9,358	5,777,255
Transport-Rail — 0.2%
Norfolk Southern Corp.	3,869	1,038,904
Transport-Services — 0.9%
FedEx Corp.	13,829	3,927,989
Web Portals/ISP — 6.3%
Alphabet, Inc., Class A†	7,375	15,211,085
Alphabet, Inc., Class C†	6,269	12,968,241
		28,179,326
Total Common Stocks (cost $250,485,120)		420,033,878
CONVERTIBLE PREFERRED SECURITIES — 4.7%
Applications Software — 0.1%
Magic Leap, Inc., Series C†(1)(2)	26,666	153,507
Magic Leap, Inc., Series D†(1)(2)	16,678	112,577
		266,084
Auto Components — 0.1%
Sila Nanotechnologies, Inc., Series F†(1)(2)	8,833	364,563
Auto-Cars/Light Trucks — 3.2%
Aurora Innovation, Inc., Series B†(1)(2)	35,120	690,346
GM Cruise Holdings LLC, Class F†(1)(2)	33,800	890,630
GM Cruise Holdings LLC, Class G†(1)(2)	17,766	468,134
Rivian Automotive, Inc., Series D†(1)(2)	114,924	4,234,949
Rivian Automotive, Inc., Series E†(1)(2)	166,666	6,141,642
Rivian Automotive, Inc., Series F†(1)(2)	29,620	1,091,497
Waymo LLC, Series A-2†(1)(2)	4,915	422,037
		13,939,235

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES (continued)
E-Commerce/Services — 0.3%
Maplebear, Inc. (dba Instacart), Series A†(1)(2)	443	$55,375
Maplebear, Inc. (dba Instacart), Series G†(1)(2)	6,559	819,875
Maplebear, Inc. (dba Instacart), Series I†(1)(2)	897	112,125
Rappi, Inc., Series E†(1)(2)	9,191	549,126
		1,536,501
Enterprise Software/Service — 0.7%
UiPath, Inc., Series D-1†(1)(2)	36,408	2,267,336
UiPath, Inc., Series D-2†(1)(2)	6,114	380,754
Uipath, Inc., Series E†(1)(2)	897	55,861
Uipath, Inc., Series F†(1)(2)	6,362	396,198
		3,100,149
Industrial Automated/Robotic — 0.1%
Nuro, Inc., Series C(†(1)(2)	47,284	617,274
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Series E†(1)(2)	12,598	141,599
Transport-Services — 0.2%
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)	19,048	839,636
Total Convertible Preferred Securities (cost $11,696,897)		20,805,041
Total Long-Term Investment Securities (cost $262,182,017)		440,838,919
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(3)	500,016	500,016
T. Rowe Price Government Reserve Fund 0.04% (3)	1,087,425	1,087,425
Total Short-Term Investment Securities (cost $1,587,441)		1,587,441
TOTAL INVESTMENTS (cost $263,769,458)(4)	99.6%	442,426,360
Other assets less liabilities	0.4	1,614,044
NET ASSETS	100.0%	$444,040,404

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2021, the aggregate value of these securities was $235,819 representing 0.1% of net assets.

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Airbnb, Inc., Class B Lock-Up Shares	12/10/2020	44,340	$1,365,712	$8,002,244	$180.47	1.80%
ANT International Co., Ltd., Class C	06/07/2018	249,140	1,397,675	2,010,560	8.07	0.45
DoorDash, Inc., Class B	12/09/2020	7,254	292,349	903,656	124.57	0.21
Epic Games, Inc.	06/18/2020	1,420	816,500
	03/29/2021	456	403,560
		1,876	1,220,060	1,660,260	885.00	0.38
Maplebear, Inc. (dba Instacart) Non-Voting Shares	08/07/2020	167	7,738	20,875	125.00	0.01
Maplebear, Inc. (dba Instacart) Voting Shares	08/07/2020	3,211	148,778	401,375	125.00	0.09
Social Finance, Inc. (dba SoFi) Voting Shares	12/30/2020	49,251	907,696	1,398,292	28.39	0.32
Stripe, Inc., Class B	12/17/2019	10,760	168,824	431,153	40.07	0.09
UiPath, Inc., Class A	12/11/2020	4,059	118,086	252,777	62.28	0.06
Vimeo, Inc., Class A (Voting Shares)	01/25/2021	7,724	250,335	257,497	33.34	0.06
Convertible Preferred Securities
Aurora Innovation, Inc., Series B	03/01/2019	35,120	324,519	690,346	19.66	0.16
GM Cruise Holdings LLC, Class F	05/04/2019	33,800	616,850	890,630	26.35	0.20
GM Cruise Holdings LLC, Class G	01/21/2021	17,766	468,134	468,134	26.35	0.11
Magic Leap, Inc., Series C	01/20/2016	26,666	614,198	153,507	5.76	0.04

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities (continued)
Magic Leap, Inc., Series D	10/12/2017	16,678	$450,306	$112,577	$6.75	0.03%
Maplebear, Inc. (dba Instacart), Series A	11/18/2020	443	27,028	55,375	125.00	0.01
Maplebear, Inc. (dba Instacart), Series G	07/02/2020	6,559	315,435	819,875	125.00	0.09
Maplebear, Inc. (dba Instacart), Series I	02/26/2021	897	112,125	112,125	125.00	0.03
Nuro, Inc., Series C	10/30/2020	31,464	410,750
	03/02/2021	15,820	206,524
		47,284	617,274	617,274	13.05	0.14
Rappi, Inc., Series E	09/08/2020	3,782	225,960
				09/24/2020	5,409	323,166
		9,191	549,126	549,126	59.75	0.13
Rivian Automotive, Inc., Series D	12/23/2019	114,924	1,234,744	4,234,949	36.85	1.00
Rivian Automotive, Inc., Series E	07/10/2020	166,666	2,581,656	6,141,642	36.85	1.38
Rivian Automotive, Inc., Series F	01/19/2021	29,620	1,091,497	1,091,497	36.85	0.25
Sila Nanotech- nologies, Inc., Series F	01/07/2021	8,833	364,563	364,563	41.27	0.08
UiPath, Inc., Series D-1	04/26/2019	36,408	477,572	2,267,336	62.28	0.51
UiPath, Inc., Series D-2	04/26/2019	6,114	80,199	380,754	62.28	0.09
UiPath, Inc., Series E	07/09/2020	897	16,678	55,861	62.28	0.01
UiPath, Inc., Series F	02/02/2021	6,362	396,198	396,198	62.28	0.09
Waymo LLC, Series A-2	05/08/2020	4,915	422,037	422,037	85.87	0.10
WeWork Cos., Inc., Series E	06/23/2015	12,598	414,343	141,599	11.24	0.03
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	19,048	522,414	839,636	44.08	0.19
				$36,143,730		8.14%

(2)  Securities classified as Level 3 (see Note 2).

(3)  The rate shown is the 7-day yield as of March 31, 2021.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$52,988,185	$—	$431,153	$53,419,338
Diversified Financial Services	—	—	2,010,560	2,010,560
E-Commerce/Services	6,788,605	8,905,900	422,250	16,116,755
Enterprise Software/Service	11,127,293	—	252,777	11,380,070
Entertainment Software	8,842,264	—	1,660,260	10,502,524
Financing Corp.	—	1,398,292	—	1,398,292
Internet Content-Entertainment	44,500,050	—	257,497	44,757,547
Other Industries	280,448,792	—	—	280,448,792
Convertible Preferred Securities	—	—	20,805,041	20,805,041
Short-Term Investment Securities	1,587,441	—	—	1,587,441
Total Investments at Value	$406,282,630	$10,304,192	$25,839,538	$442,426,360

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2020	$1,912,551	$6,173,401
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	1,605,542	17,433,203
Change in unrealized depreciation(1)	—	(669,866)
Net Purchases	1,744,996	6,961,752
Net Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3(2)	(228,592)	(9,093,449)
Balance as of March 31, 2021	$5,034,497	$20,805,041

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2021 includes:

Common Stocks	Convertible Preferred Securities
$1,415,604	$9,796,517

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2021.

(2)  Private Common Stock was converted to Restricted Common Stock following the Company's IPO listings. Securities are now valued using Level 2 inputs.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at March 31, 2021	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$3,023,937	Market Approach	Transaction Price*	$33.3373 - $885.0000 ($517.1118)#
	$2,010,560	Income Approach	Transaction Price*	$5.6100
			Internal Rate of Return*	15.0%
Convertible Preferred Securities	$19,707,013	Market Approach	Transaction Price*	$13.0455 - $125.0000 ($45.8746)#
	$690,346	Market Approach	Indicative Price per Merger Terms*	$19.6568
	$266,083	Market Approach	Liquidation Preference*	$23.0330 - $27.0000 ($24.7109)#
			Discount for Uncertainty	60.0% - 90.0% (75.0%)^
	$141,599	Market Approach	Partial Tender Price*	$19.19
			Discount for Uncertainty	5.0%
			Discount for Illiquidity	5.0%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

#  The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

^  The average represents the arithmetic average of the inputs and is not weighted by the relative fair value or notional amount.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
Internet Content-Entertainment	8.4%
E-Commerce/Products	7.7
Applications Software	7.6
Computers	6.4
Commercial Services-Finance	5.2
Enterprise Software/Service	5.2
Web Portals/ISP	4.7
Computer Software	3.5
Electronic Components-Semiconductors	2.8
Internet Application Software	2.7
Finance-Credit Card	2.6
Medical Instruments	2.5
Medical-Drugs	2.4
Medical-Biomedical/Gene	2.4
Auto-Cars/Light Trucks	1.8
Registered Investment Companies	1.8
Exchange-Traded Funds	1.7
Diagnostic Equipment	1.5
Semiconductor Equipment	1.4
Retail-Discount	1.3
Electronic Forms	1.2
Chemicals-Specialty	1.2
Internet Content-Information/News	1.1
Real Estate Investment Trusts	1.1
Retail-Apparel/Shoe	1.0
Entertainment Software	1.0
Semiconductor Components-Integrated Circuits	0.9
Beverages-Non-alcoholic	0.9
Transport-Rail	0.8
Cosmetics & Toiletries	0.8
Athletic Footwear	0.8
Aerospace/Defense-Equipment	0.8
Retail-Restaurants	0.7
Communications Software	0.7
Medical Products	0.7
Medical-HMO	0.7
Coatings/Paint	0.6
Retail-Building Products	0.6
E-Commerce/Services	0.6
Data Processing/Management	0.6
Finance-Other Services	0.5
Building Products-Cement	0.5
Industrial Gases	0.4
Electronic Connectors	0.4
Finance-Investment Banker/Broker	0.4
Cable/Satellite TV	0.4
Aerospace/Defense	0.4
Consulting Services	0.4
Machinery-Farming	0.3
Computer Aided Design	0.3
Auto/Truck Parts & Equipment-Original	0.3
Containers-Metal/Glass	0.3
Transport-Services	0.3
Computer Services	0.2
Patient Monitoring Equipment	0.2
Food-Confectionery	0.2
Investment Management/Advisor Services	0.2
Food-Misc./Diversified	0.2
Schools	0.2
Theaters	0.2
Apparel Manufacturers	0.2%
Casino Hotels	0.2
Gold Mining	0.1
Electric-Integrated	0.1
Distribution/Wholesale	0.1
Insurance Brokers	0.1
Diversified Manufacturing Operations	0.1
Therapeutics	0.1
Electronic Measurement Instruments	0.1
Machinery-Construction & Mining	0.1
Cellular Telecom	0.1
Banks-Commercial	0.1
Diagnostic Kits	0.1
Retail-Auto Parts	0.1
Medical Labs & Testing Services	0.1
Medical-Outpatient/Home Medical	0.1
Dental Supplies & Equipment	0.1
Chemicals-Diversified	0.1
Electric Products-Misc.	0.1
Insurance-Property/Casualty	0.1
Decision Support Software	0.1
Drug Delivery Systems	0.1
Consumer Products-Misc.	0.1
Transport-Truck	0.1
Options Purchased	0.1
Metal-Copper	0.1
Respiratory Products	0.1
Instruments-Controls	0.1
Commercial Services	0.1
Computer Data Security	0.1
Building-Residential/Commercial	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.4%
Aerospace/Defense — 0.4%
Boeing Co.†	4,576	$1,165,599
Lockheed Martin Corp.	1,071	395,735
Teledyne Technologies, Inc.†	171	70,734
TransDigm Group, Inc.†	310	182,255
		1,814,323
Aerospace/Defense-Equipment — 0.8%
HEICO Corp., Class A	31,649	3,595,326
L3Harris Technologies, Inc.	1,107	224,367
		3,819,693
Apparel Manufacturers — 0.2%
PVH Corp.†	7,625	805,963
Applications Software — 7.6%
C3.ai, Inc., Class A†	8,819	581,260
Intuit, Inc.	2,587	990,976
Microsoft Corp.	124,840	29,433,527
Qualtrics International, Inc., Class A†	22,268	732,840
Roper Technologies, Inc.	4,315	1,740,412
ServiceNow, Inc.†	10,419	5,210,646
		38,689,661
Athletic Footwear — 0.8%
NIKE, Inc., Class B	29,201	3,880,521
Auto-Cars/Light Trucks — 1.8%
Tesla, Inc.†	13,920	9,297,586
Auto-Heavy Duty Trucks — 0.0%
Cummins, Inc.	601	155,725
Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC†	10,495	1,447,260
Banks-Commercial — 0.1%
First Republic Bank	881	146,907
SVB Financial Group†	510	251,766
		398,673
Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	44,638	2,352,869
Monster Beverage Corp.†	15,929	1,450,973
PepsiCo, Inc.	5,474	774,297
		4,578,139
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	863	59,521
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	747	71,578
Building Products-Air & Heating — 0.0%
Carrier Global Corp.	4,940	208,567
Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	7,433	2,496,150
Vulcan Materials Co.	526	88,763
		2,584,913
Building Products-Wood — 0.0%
Masco Corp.	1,069	64,033
Building-Maintenance & Services — 0.0%
Rollins, Inc.	2,092	72,007
Security Description	Shares	Value (Note 2)
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	1,876	$167,189
PulteGroup, Inc.	1,281	67,176
		234,365
Cable/Satellite TV — 0.4%
Charter Communications, Inc., Class A†	1,336	824,339
Comcast Corp., Class A	19,000	1,028,090
		1,852,429
Casino Hotels — 0.2%
Las Vegas Sands Corp.†	12,156	738,599
Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,141	99,780
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	3,807	476,979
Chemicals-Diversified — 0.1%
Dow, Inc.	3,450	220,593
FMC Corp.	1,222	135,165
		355,758
Chemicals-Specialty — 1.2%
Albemarle Corp.	1,102	161,013
Danimer Scientific, Inc.†	13,228	499,357
Ecolab, Inc.	24,218	5,184,347
		5,844,717
Coatings/Paint — 0.6%
Sherwin-Williams Co.	4,442	3,278,240
Commercial Services — 0.1%
Cintas Corp.	550	187,720
Quanta Services, Inc.	758	66,689
		254,409
Commercial Services-Finance — 5.2%
Adyen NV†*	779	1,738,911
Automatic Data Processing, Inc.	1,940	365,632
Avalara, Inc.†	12,230	1,631,849
Equifax, Inc.	575	104,150
FleetCor Technologies, Inc.†	339	91,066
Global Payments, Inc.	4,589	925,051
IHS Markit, Ltd.	2,289	221,529
MarketAxess Holdings, Inc.	359	178,753
Moody's Corp.	1,094	326,679
PayPal Holdings, Inc.†	38,151	9,264,589
S&P Global, Inc.	7,707	2,719,569
Square, Inc., Class A†	39,406	8,947,132
		26,514,910
Communications Software — 0.7%
Zoom Video Communications, Inc., Class A†	11,555	3,712,506
Computer Aided Design — 0.3%
ANSYS, Inc.†	820	278,439
Autodesk, Inc.†	2,077	575,641
Cadence Design Systems, Inc.†	2,635	360,969
Synopsys, Inc.†	1,439	356,555
		1,571,604

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Data Security — 0.1%
Fortinet, Inc.†	1,280	$236,058
Computer Services — 0.2%
Accenture PLC, Class A	3,355	926,819
Cognizant Technology Solutions Corp., Class A	2,556	199,674
		1,126,493
Computer Software — 3.5%
Akamai Technologies, Inc.†	987	100,575
Citrix Systems, Inc.	755	105,972
Datadog, Inc., Class A†	7,852	654,386
Snowflake, Inc., Class A†	21,518	4,933,647
Splunk, Inc.†	11,779	1,595,819
Twilio, Inc., Class A†	24,648	8,399,052
ZoomInfo Technologies, Inc., Class A†	44,731	2,187,346
		17,976,797
Computers — 6.4%
Apple, Inc.	267,312	32,652,161
Consulting Services — 0.4%
Gartner, Inc.†	444	81,052
Verisk Analytics, Inc.	9,472	1,673,608
		1,754,660
Consumer Products-Misc. — 0.1%
Clorox Co.	796	153,532
Kimberly-Clark Corp.	1,213	168,668
		322,200
Containers-Metal/Glass — 0.3%
Ball Corp.	16,713	1,416,260
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	966	44,262
Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	4,168	328,563
Estee Lauder Cos., Inc., Class A	7,396	2,151,127
Procter & Gamble Co.	11,166	1,512,211
		3,991,901
Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	547	83,746
Fidelity National Information Services, Inc.	14,648	2,059,655
Fiserv, Inc.†	3,698	440,210
Jack Henry & Associates, Inc.	345	52,343
Paychex, Inc.	1,607	157,518
		2,793,472
Decision Support Software — 0.1%
MSCI, Inc.	780	327,038
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	680	368,240
Diagnostic Equipment — 1.5%
10X Genomics, Inc., Class A†	6,354	1,150,074
Adaptive Biotechnologies Corp.†	18,674	751,815
Danaher Corp.	17,969	4,044,462
Security Description	Shares	Value (Note 2)
Diagnostic Equipment (continued)
PerkinElmer, Inc.	1,059	$135,859
Thermo Fisher Scientific, Inc.	3,720	1,697,734
		7,779,944
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	807	394,873
Dialysis Centers — 0.0%
DaVita, Inc.†	682	73,499
Disposable Medical Products — 0.0%
Teleflex, Inc.	207	86,000
Distribution/Wholesale — 0.1%
Copart, Inc.†	1,965	213,419
Fastenal Co.	4,069	204,589
Pool Corp.	380	131,191
WW Grainger, Inc.	254	101,836
		651,035
Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc.	1,198	265,381
Parker-Hannifin Corp.	634	199,983
Trane Technologies PLC	1,036	171,520
		636,884
Drug Delivery Systems — 0.1%
DexCom, Inc.†	909	326,686
E-Commerce/Products — 7.7%
Amazon.com, Inc.†	9,764	30,210,597
Chewy, Inc., Class A†	40,493	3,430,162
eBay, Inc.	6,107	373,993
Etsy, Inc.†	7,536	1,519,785
Farfetch, Ltd., Class A†	67,241	3,565,118
		39,099,655
E-Commerce/Services — 0.6%
Booking Holdings, Inc.†	147	342,487
Expedia Group, Inc.†	470	80,896
Match Group, Inc.†	17,995	2,472,153
		2,895,536
E-Services/Consulting — 0.0%
CDW Corp.	586	97,130
Electric Products-Misc. — 0.1%
AMETEK, Inc.	1,067	136,288
Emerson Electric Co.	2,267	204,529
		340,817
Electric-Integrated — 0.1%
AES Corp.	2,398	64,291
NextEra Energy, Inc.	7,961	601,931
		666,222
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	791	104,293
Electronic Components-Semiconductors — 2.8%
Advanced Micro Devices, Inc.†	11,448	898,668
Broadcom, Inc.	2,622	1,215,716
IPG Photonics Corp.†	153	32,274
Marvell Technology Group, Ltd.	41,035	2,009,894
Microchip Technology, Inc.	1,831	284,208

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Monolithic Power Systems, Inc.	405	$143,050
NVIDIA Corp.	15,708	8,386,972
Qorvo, Inc.†	1,070	195,489
Skyworks Solutions, Inc.	810	148,619
Texas Instruments, Inc.	4,607	870,677
Xilinx, Inc.	2,322	287,696
		14,473,263
Electronic Connectors — 0.4%
Amphenol Corp., Class A	28,041	1,849,865
TE Connectivity, Ltd.	1,188	153,382
		2,003,247
Electronic Forms — 1.2%
Adobe, Inc.†	12,337	5,864,640
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	2,072	263,434
Keysight Technologies, Inc.†	1,002	143,687
Trimble, Inc.†	2,371	184,440
		591,561
Electronic Security Devices — 0.0%
Allegion PLC	360	45,223
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	1,219	197,673
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	762	98,504
Enterprise Software/Service — 5.2%
Atlassian Corp. PLC, Class A†	4,445	936,828
Bill.com Holdings, Inc.†	5,221	759,656
Coupa Software, Inc.†	11,587	2,948,660
HubSpot, Inc.†	3,296	1,497,076
Oracle Corp.	9,637	676,228
Paycom Software, Inc.†	464	171,708
salesforce.com, Inc.†	8,670	1,836,913
Tyler Technologies, Inc.†	3,883	1,648,450
Veeva Systems, Inc., Class A†	32,589	8,513,550
Workday, Inc., Class A†	30,231	7,510,287
		26,499,356
Entertainment Software — 1.0%
Activision Blizzard, Inc.	32,260	3,000,180
Electronic Arts, Inc.	1,467	198,588
Take-Two Interactive Software, Inc.†	9,468	1,672,995
		4,871,763
Finance-Credit Card — 2.6%
Mastercard, Inc., Class A	15,400	5,483,170
Visa, Inc., Class A	37,419	7,922,725
		13,405,895
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	28,786	1,876,271
Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	517	51,023
Intercontinental Exchange, Inc.	22,032	2,460,534
Nasdaq, Inc.	708	104,401
		2,615,958
Security Description	Shares	Value (Note 2)
Food-Confectionery — 0.2%
Hershey Co.	568	$89,835
Mondelez International, Inc., Class A	14,797	866,068
		955,903
Food-Misc./Diversified — 0.2%
Lamb Weston Holdings, Inc.	512	39,670
McCormick & Co., Inc.	9,282	827,583
		867,253
Gold Mining — 0.1%
Newmont Corp.	4,158	250,602
Royal Gold, Inc.	4,085	439,628
		690,230
Hotels/Motels — 0.0%
Hilton Worldwide Holdings, Inc.†	970	117,292
Independent Power Producers — 0.0%
NRG Energy, Inc.	1,364	51,464
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	615	163,246
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	962	270,649
Linde PLC	6,361	1,781,971
		2,052,620
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	221	255,407
Instruments-Scientific — 0.0%
Waters Corp.†	323	91,787
Insurance Brokers — 0.1%
Aon PLC, Class A	1,110	255,422
Arthur J. Gallagher & Co.	787	98,194
Marsh & McLennan Cos., Inc.	2,352	286,474
		640,090
Insurance-Property/Casualty — 0.1%
Progressive Corp.	3,541	338,555
Internet Application Software — 2.7%
Okta, Inc.†	23,317	5,139,766
Shopify, Inc., Class A†	7,656	8,471,364
		13,611,130
Internet Content-Entertainment — 8.4%
Facebook, Inc., Class A†	64,753	19,071,701
Netflix, Inc.†	11,121	5,801,381
Snap, Inc., Class A†	13,843	723,850
Spotify Technology SA†	24,849	6,658,290
Twitter, Inc.†	163,886	10,428,066
		42,683,288
Internet Content-Information/News — 1.1%
IAC/InterActiveCorp†	26,756	5,787,590
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	256	53,407
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	939	707,969
T. Rowe Price Group, Inc.	1,292	221,707
		929,676

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	2,421	$561,357
Machinery-Farming — 0.3%
Deere & Co.	4,688	1,753,968
Machinery-General Industrial — 0.0%
IDEX Corp.	323	67,611
Otis Worldwide Corp.	2,003	137,105
		204,716
Machinery-Pumps — 0.0%
Xylem, Inc.	784	82,461
Medical Information Systems — 0.0%
Cerner Corp.	1,244	89,419
Medical Instruments — 2.5%
Boston Scientific Corp.†	47,317	1,828,802
Edwards Lifesciences Corp.†	3,363	281,282
Intuitive Surgical, Inc.†	14,629	10,809,953
		12,920,037
Medical Labs & Testing Services — 0.1%
Catalent, Inc.†	1,608	169,338
IQVIA Holdings, Inc.†	1,156	223,270
		392,608
Medical Products — 0.7%
Abbott Laboratories	9,874	1,183,300
ABIOMED, Inc.†	427	136,098
Cooper Cos., Inc.	190	72,977
Hologic, Inc.†	1,753	130,388
STERIS PLC	460	87,621
Stryker Corp.	1,515	369,024
Varian Medical Systems, Inc.†	538	94,973
West Pharmaceutical Services, Inc.	5,391	1,519,076
		3,593,457
Medical-Biomedical/Gene — 2.4%
Alexion Pharmaceuticals, Inc.†	1,516	231,812
Amgen, Inc.	2,728	678,754
Bio-Rad Laboratories, Inc., Class A†	204	116,519
Biogen, Inc.†	763	213,449
BioMarin Pharmaceutical, Inc.†	8,302	626,884
Genmab A/S ADR†	31,337	1,028,794
Guardant Health, Inc.†	9,048	1,381,177
Illumina, Inc.†	4,791	1,840,031
Incyte Corp.†	1,112	90,372
Regeneron Pharmaceuticals, Inc.†	995	470,774
Royalty Pharma PLC, Class A	87,832	3,831,232
Seagen, Inc.†	7,351	1,020,760
Vertex Pharmaceuticals, Inc.†	2,456	527,770
		12,058,328
Medical-Drugs — 2.4%
AbbVie, Inc.	12,344	1,335,868
Bristol-Myers Squibb Co.	47,181	2,978,536
Eli Lilly & Co.	17,708	3,308,209
Johnson & Johnson	9,933	1,632,488
Merck & Co., Inc.	11,473	884,454
Zoetis, Inc.	13,590	2,140,153
		12,279,708
Security Description	Shares	Value (Note 2)
Medical-HMO — 0.7%
Humana, Inc.	4,270	$1,790,198
UnitedHealth Group, Inc.	4,644	1,727,893
		3,518,091
Medical-Outpatient/Home Medical — 0.1%
American Well Corp., Class A†	21,233	368,817
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	8,542	281,288
Networking Products — 0.0%
Arista Networks, Inc.†	519	156,681
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.	1,434	185,015
Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	369	179,031
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	329	60,421
Oil Companies-Exploration & Production — 0.0%
Hess Corp.	1,368	96,800
Patient Monitoring Equipment — 0.2%
Insulet Corp.†	3,993	1,041,854
Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	594	194,505
Racetracks — 0.0%
Penn National Gaming, Inc.†	843	88,380
Real Estate Investment Trusts — 1.1%
American Tower Corp.	8,182	1,955,989
Crown Castle International Corp.	2,445	420,858
Duke Realty Corp.	1,448	60,715
Equinix, Inc.	2,175	1,478,108
Extra Space Storage, Inc.	599	79,397
Public Storage	618	152,498
SBA Communications Corp.	671	186,236
Texas Pacific Land Corp.	682	1,083,991
		5,417,792
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	682	224,589
Respiratory Products — 0.1%
ResMed, Inc.	1,375	266,778
Retail-Apparel/Shoe — 1.0%
L Brands, Inc.†	1,236	76,459
Lululemon Athletica, Inc.†	9,480	2,907,611
Ross Stores, Inc.	18,058	2,165,335
		5,149,405
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	117	164,303
O'Reilly Automotive, Inc.†	451	228,770
		393,073
Retail-Building Products — 0.6%
Home Depot, Inc.	7,323	2,235,346
Lowe's Cos., Inc.	4,903	932,452
		3,167,798
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,089	125,028

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Discount — 1.3%
Costco Wholesale Corp.	12,988	$4,578,010
Dollar General Corp.	2,314	468,863
Target Corp.	3,123	618,572
Walmart, Inc.	8,630	1,172,213
		6,837,658
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,099	194,611
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	271	83,785
Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	266	377,938
Domino's Pizza, Inc.	367	134,979
McDonald's Corp.	10,803	2,421,385
Starbucks Corp.	6,451	704,901
Yum! Brands, Inc.	1,219	131,871
		3,771,074
Schools — 0.2%
Chegg, Inc.†	9,904	848,377
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	1,498	232,310
Maxim Integrated Products, Inc.	1,519	138,791
NXP Semiconductors NV	8,086	1,628,035
QUALCOMM, Inc.	20,896	2,770,601
		4,769,737
Semiconductor Equipment — 1.4%
Applied Materials, Inc.	8,669	1,158,179
ASML Holding NV	6,903	4,261,636
KLA Corp.	1,456	481,062
Lam Research Corp.	1,350	803,574
Teradyne, Inc.	1,575	191,646
		6,896,097
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,551	135,480
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	3,412	148,456
Theaters — 0.2%
Live Nation Entertainment, Inc.†	10,015	847,770
Therapeutics — 0.1%
Sarepta Therapeutics, Inc.†	8,253	615,096
Transport-Rail — 0.8%
CSX Corp.	3,746	361,189
Kansas City Southern	438	115,597
Norfolk Southern Corp.	1,071	287,585
Union Pacific Corp.	15,046	3,316,289
		4,080,660
Transport-Services — 0.3%
Expeditors International of Washington, Inc.	1,040	111,998
FedEx Corp.	1,474	418,675
United Parcel Service, Inc., Class B	4,758	808,812
		1,339,485
Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	465	$78,153
Old Dominion Freight Line, Inc.	906	217,811
		295,964
Water — 0.0%
American Water Works Co., Inc.	857	128,481
Web Hosting/Design — 0.0%
VeriSign, Inc.†	395	78,510
Web Portals/ISP — 4.7%
Alphabet, Inc., Class A†	6,599	13,610,570
Alphabet, Inc., Class C†	5,021	10,386,591
		23,997,161
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	719	135,208
Total Common Stocks (cost $307,913,652)		490,931,882
EXCHANGE-TRADED FUNDS — 1.7%
iShares S&P 500 Growth ETF	87,000	5,664,570
SPDR Portfolio S&P 500 Growth ETF	51,270	2,891,628
Total Exchange-Traded Funds (cost $8,320,246)		8,556,198
OPTIONS - PURCHASED†(1) — 0.1%
Over the Counter Call Options on Currency Contracts (cost $1,087,214)	196,975,966	286,702
Total Long-Term Investment Securities (cost $317,321,112)		499,774,782
SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(2)	7,487,333	7,487,333
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(2)	1,475,971	1,475,971
		8,963,304
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.07% due 03/24/2022(3)	$90,000	89,940
Total Short-Term Investment Securities (cost $9,053,244)		9,053,244
TOTAL INVESTMENTS (cost $326,374,356)(4)	100.0%	508,828,026
Other assets less liabilities	0.0	169,373
NET ASSETS	100.0%	$508,997,399

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2021, the aggregate value of these securities was $1,738,911 representing 0.3% of net assets.

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

(1)  Options — Purchased

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$37,648	$200,963	$112,718	$(88,245)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	33,483	181,836	42,323	(139,513)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	29,790	180,396	4,945	(175,451)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	32,582	161,839	125,963	(35,876)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.0600 CNY per $1 USD	Natwest Markets PLC	July 2021	CNY	8.06	36,292	192,494	726	(191,768)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.4845 CNY per $1 USD	Natwest Markets PLC	May 2021	CNY	8.48	27,180	169,686	27	(169,659)
						$1,087,214	$286,702	$(800,512)

(2)  The rate shown is the 7-day yield as of March 31, 2021.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CNY — Chinese Yuan

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 500 E-Mini Index	June 2021	$395,218	$396,740	$1,522

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$490,931,882	$—	$—	$490,931,882
Exchange-Traded Funds	8,556,198	—	—	8,556,198
Options - Purchased	—	286,702	—	286,702
Short-Term Investment Securities:
Registered Investment Companies	8,963,304	—	—	8,963,304
U.S. Government Treasuries	—	89,940	—	89,940
Total Investments at Value	$508,451,384	$376,642	$—	$508,828,026
Other Financial Instruments:†
Futures Contracts	$1,522	$—	$—	$1,522

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
Medical-Drugs	6.8%
Diversified Banking Institutions	5.8
Electric-Integrated	4.4
Insurance-Property/Casualty	3.5
Aerospace/Defense	3.3
Medical Instruments	3.0
Medical-HMO	2.7
Insurance-Multi-line	2.7
Real Estate Investment Trusts	2.7
Electronic Components-Semiconductors	2.6
Networking Products	2.4
Oil Companies-Integrated	2.2
Banks-Commercial	2.2
Banks-Super Regional	2.1
Telephone-Integrated	2.1
Cosmetics & Toiletries	1.9
Banks-Fiduciary	1.7
Retail-Discount	1.6
Beverages-Non-alcoholic	1.4
Oil Companies-Exploration & Production	1.4
Investment Management/Advisor Services	1.4
Food-Confectionery	1.3
Diversified Manufacturing Operations	1.3
Chemicals-Diversified	1.2
Drug Delivery Systems	1.2
Commercial Services-Finance	1.1
Transport-Rail	1.1
Cable/Satellite TV	1.1
Multimedia	1.1
Electric Products-Misc.	1.0
Pharmacy Services	1.0
Building Products-Air & Heating	1.0
Medical Products	0.9
Finance-Credit Card	0.9
Computer Services	0.9
Containers-Paper/Plastic	0.8
Insurance-Life/Health	0.8
Electronic Components-Misc.	0.8
Building-Residential/Commercial	0.7
Medical-Biomedical/Gene	0.7
Oil Refining & Marketing	0.7
Internet Infrastructure Software	0.6
Exchange-Traded Funds	0.6
Telecom Equipment-Fiber Optics	0.6
Retail-Major Department Stores	0.6
Enterprise Software/Service	0.6
E-Commerce/Services	0.6
Retail-Auto Parts	0.6
Semiconductor Components-Integrated Circuits	0.5
Food-Misc./Diversified	0.5
Electric-Distribution	0.5
Medical Information Systems	0.5
Medical-Wholesale Drug Distribution	0.5
Medical-Hospitals	0.5
Machinery-General Industrial	0.5
Auto-Cars/Light Trucks	0.5
Tobacco	0.5
Auto/Truck Parts & Equipment-Original	0.5
Non-Hazardous Waste Disposal	0.5
Transport-Truck	0.5%
Real Estate Management/Services	0.4
Aerospace/Defense-Equipment	0.4
Web Portals/ISP	0.4
Retail-Restaurants	0.4
Airlines	0.4
Private Equity	0.4
Medical Labs & Testing Services	0.4
Repurchase Agreements	0.4
Consumer Products-Misc.	0.4
Semiconductor Equipment	0.3
Electronic Connectors	0.3
Building & Construction Products-Misc.	0.3
Software Tools	0.3
Paper & Related Products	0.3
Agricultural Operations	0.3
Instruments-Controls	0.3
Food-Retail	0.3
Building Products-Cement	0.3
Data Processing/Management	0.3
Retail-Building Products	0.3
Finance-Other Services	0.2
Insurance Brokers	0.2
Finance-Investment Banker/Broker	0.2
Industrial Gases	0.2
Pipelines	0.2
Food-Dairy Products	0.2
Transport-Services	0.2
Oil-Field Services	0.2
Machinery-Construction & Mining	0.1
Apparel Manufacturers	0.1
Chemicals-Specialty	0.1
Athletic Footwear	0.1
Hotels/Motels	0.1
Computers	0.1
Retail-Apparel/Shoe	0.1
Auto-Heavy Duty Trucks	0.1
Electronic Measurement Instruments	0.1
Computers-Memory Devices	0.1
Cruise Lines	0.1
Casino Hotels	0.1
Brewery	0.1
Machinery-Pumps	0.1
Entertainment Software	0.1
Diagnostic Equipment	0.1
Tools-Hand Held	0.1
Food-Wholesale/Distribution	0.1
Retail-Drug Store	0.1
Food-Meat Products	0.1
Broadcast Services/Program	0.1
Agricultural Biotech	0.1
Machinery-Farming	0.1
Advertising Agencies	0.1
Distribution/Wholesale	0.1
Commercial Services	0.1
Steel-Producers	0.1
Cellular Telecom	0.1
Medical-Generic Drugs	0.1
Gas-Distribution	0.1

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited) (continued)

Industry Allocation* (continued)
Finance-Consumer Loans	0.1%
Gold Mining	0.1
99.4%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	6,336	$185,011
Omnicom Group, Inc.	3,487	258,561
		443,572
Aerospace/Defense — 3.3%
Boeing Co.†	8,897	2,266,244
General Dynamics Corp.	43,436	7,886,240
Lockheed Martin Corp.	12,057	4,455,061
Northrop Grumman Corp.	2,514	813,631
Raytheon Technologies Corp.	137,155	10,597,967
Teledyne Technologies, Inc.†	306	126,577
TransDigm Group, Inc.†	355	208,712
		26,354,432
Aerospace/Defense-Equipment — 0.4%
Howmet Aerospace, Inc.†	6,329	203,351
L3Harris Technologies, Inc.	16,265	3,296,590
		3,499,941
Agricultural Biotech — 0.1%
Corteva, Inc.	12,066	562,517
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	3,470	157,469
Mosaic Co.	5,594	176,826
		334,295
Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	44,064	2,511,648
Airlines — 0.4%
Alaska Air Group, Inc.†	2,015	139,458
American Airlines Group, Inc.†	10,373	247,915
Delta Air Lines, Inc.†	10,349	499,650
Southwest Airlines Co.†	31,364	1,915,086
United Airlines Holdings, Inc.†	5,165	297,194
		3,099,303
Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	5,656	111,254
PVH Corp.†	1,153	121,872
Ralph Lauren Corp.†	782	96,311
Tapestry, Inc.†	4,506	185,692
Under Armour, Inc., Class A†	3,059	67,787
Under Armour, Inc., Class C†	3,160	58,334
VF Corp.	5,209	416,303
		1,057,553
Appliances — 0.0%
Whirlpool Corp.	1,018	224,316
Applications Software — 0.0%
Roper Technologies, Inc.	783	315,815
Athletic Footwear — 0.1%
NIKE, Inc., Class B	7,423	986,442
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.†	63,372	776,307
General Motors Co.†	20,563	1,181,550
Honda Motor Co., Ltd ADR	60,644	1,831,449
		3,789,306
Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	1,368	$354,462
PACCAR, Inc.	5,626	522,768
		877,230
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC†	1,445	199,266
BorgWarner, Inc.	3,876	179,691
Gentex Corp.	92,118	3,285,849
		3,664,806
Banks-Commercial — 2.2%
Citizens Financial Group, Inc.	6,894	304,370
First Republic Bank	1,341	223,612
M&T Bank Corp.	24,261	3,678,210
Regions Financial Corp.	15,579	321,862
Truist Financial Corp.	218,506	12,743,270
Zions Bancorp NA	2,663	146,359
		17,417,683
Banks-Fiduciary — 1.7%
Bank of New York Mellon Corp.	203,042	9,601,856
Northern Trust Corp.	32,365	3,401,885
State Street Corp.	5,705	479,277
		13,483,018
Banks-Super Regional — 2.1%
Comerica, Inc.	2,257	161,917
Fifth Third Bancorp	11,531	431,836
Huntington Bancshares, Inc.	16,496	259,317
KeyCorp	15,711	313,906
PNC Financial Services Group, Inc.	34,214	6,001,478
US Bancorp	129,552	7,165,521
Wells Fargo & Co.	67,042	2,619,331
		16,953,306
Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	40,881	2,154,838
Keurig Dr Pepper, Inc.	100,374	3,449,854
PepsiCo, Inc.	42,001	5,941,041
		11,545,733
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,481	102,145
Brewery — 0.1%
Constellation Brands, Inc., Class A	2,757	628,596
Molson Coors Beverage Co., Class B†	3,053	156,161
		784,757
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	2,635	114,517
Discovery, Inc., Class C†	4,698	173,309
Fox Corp., Class A	5,422	195,788
Fox Corp., Class B	2,493	87,081
		570,695
Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	27,384	2,623,935

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Air & Heating — 1.0%
Carrier Global Corp.	4,770	$201,389
Johnson Controls International PLC	123,429	7,365,009
		7,566,398
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	6,409	2,152,271
Vulcan Materials Co.	1,247	210,431
		2,362,702
Building Products-Wood — 0.0%
Masco Corp.	2,335	139,867
Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	2,147	191,340
Lennar Corp., Class A	51,073	5,170,120
NVR, Inc.†	56	263,812
PulteGroup, Inc.	2,113	110,806
		5,736,078
Cable/Satellite TV — 1.1%
Comcast Corp., Class A	160,802	8,700,996
DISH Network Corp., Class A†	4,013	145,271
		8,846,267
Casino Hotels — 0.1%
Las Vegas Sands Corp.†	5,326	323,608
MGM Resorts International	6,661	253,051
Wynn Resorts, Ltd.†	1,706	213,881
		790,540
Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,419	124,092
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	2,936	367,851
Chemicals-Diversified — 1.2%
Celanese Corp.	27,651	4,142,396
Dow, Inc.	6,163	394,062
DuPont de Nemours, Inc.	8,731	674,732
Eastman Chemical Co.	2,203	242,594
FMC Corp.	28,593	3,162,672
LyondellBasell Industries NV, Class A	4,172	434,097
PPG Industries, Inc.	3,842	577,299
		9,627,852
Chemicals-Specialty — 0.1%
Ecolab, Inc.	2,178	466,244
International Flavors & Fragrances, Inc.	4,034	563,187
		1,029,431
Coatings/Paint — 0.0%
Sherwin-Williams Co.	405	298,894
Commercial Services — 0.1%
Cintas Corp.	486	165,877
Nielsen Holdings PLC	5,802	145,920
Quanta Services, Inc.	942	82,877
		394,674
Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	17,309	$3,262,227
Equifax, Inc.	988	178,956
FleetCor Technologies, Inc.†	771	207,114
Global Payments, Inc.	24,043	4,846,588
IHS Markit, Ltd.	2,116	204,787
Moody's Corp.	731	218,284
		8,917,956
Computer Services — 0.9%
Accenture PLC, Class A	4,526	1,250,307
Amdocs, Ltd.	44,587	3,127,778
Cognizant Technology Solutions Corp., Class A	4,216	329,354
DXC Technology Co.†	4,129	129,072
International Business Machines Corp.	14,491	1,931,071
Leidos Holdings, Inc.	2,163	208,254
		6,975,836
Computer Software — 0.0%
Akamai Technologies, Inc.†	953	97,111
Citrix Systems, Inc.	698	97,971
		195,082
Computers — 0.1%
Hewlett Packard Enterprise Co.	21,100	332,114
HP, Inc.	20,312	644,906
		977,020
Computers-Memory Devices — 0.1%
NetApp, Inc.	3,610	262,338
Seagate Technology PLC	3,257	249,975
Western Digital Corp.†	4,964	331,347
		843,660
Consulting Services — 0.0%
Gartner, Inc.†	676	123,404
Consumer Products-Misc. — 0.4%
Clorox Co.	673	129,808
Kimberly-Clark Corp.	18,896	2,627,489
		2,757,297
Containers-Metal/Glass — 0.0%
Ball Corp.	1,914	162,192
Containers-Paper/Plastic — 0.8%
Amcor PLC	25,330	295,854
Packaging Corp. of America	1,538	206,830
Sealed Air Corp.	74,112	3,395,812
Sonoco Products Co.	40,442	2,559,979
WestRock Co.	4,273	222,410
		6,680,885
Cosmetics & Toiletries — 1.9%
Colgate-Palmolive Co.	33,243	2,620,546
Estee Lauder Cos., Inc., Class A	1,639	476,703
Procter & Gamble Co.	35,283	4,778,377
Unilever PLC ADR	130,481	7,284,754
		15,160,380

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cruise Lines — 0.1%
Carnival Corp.†	12,938	$343,375
Norwegian Cruise Line Holdings, Ltd.†	5,890	162,505
Royal Caribbean Cruises, Ltd.†	3,550	303,915
		809,795
Data Processing/Management — 0.3%
Broadridge Financial Solutions, Inc.	939	143,761
Fidelity National Information Services, Inc.	10,073	1,416,365
Fiserv, Inc.†	2,988	355,691
Jack Henry & Associates, Inc.	642	97,404
Paychex, Inc.	2,446	239,757
		2,252,978
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	3,552	226,653
Diagnostic Equipment — 0.1%
Danaher Corp.	3,289	740,288
Disposable Medical Products — 0.0%
Teleflex, Inc.	401	166,599
Distribution/Wholesale — 0.1%
Fastenal Co.	2,328	117,052
LKQ Corp.†	4,525	191,543
WW Grainger, Inc.	278	111,459
		420,054
Diversified Banking Institutions — 5.8%
Bank of America Corp.	341,983	13,231,322
Citigroup, Inc.	33,849	2,462,515
Goldman Sachs Group, Inc.	5,580	1,824,660
JPMorgan Chase & Co.	175,972	26,788,217
Morgan Stanley	24,336	1,889,934
		46,196,648
Diversified Manufacturing Operations — 1.3%
3M Co.	9,391	1,809,458
A.O. Smith Corp.	2,196	148,472
Eaton Corp. PLC	6,456	892,736
General Electric Co.	142,187	1,866,915
Illinois Tool Works, Inc.	2,617	579,718
Parker-Hannifin Corp.	1,005	317,007
Siemens AG	24,967	4,099,032
Textron, Inc.	3,680	206,374
Trane Technologies PLC	2,088	345,689
		10,265,401
Drug Delivery Systems — 1.2%
Becton Dickinson & Co.	37,976	9,233,864
E-Commerce/Services — 0.6%
Booking Holdings, Inc.†	1,914	4,459,314
Expedia Group, Inc.†	1,436	247,164
		4,706,478
E-Services/Consulting — 0.0%
CDW Corp.	1,280	212,160
Security Description	Shares	Value (Note 2)
Electric Products-Misc. — 1.0%
AMETEK, Inc.	1,907	$243,581
Emerson Electric Co.	87,292	7,875,484
		8,119,065
Electric-Distribution — 0.5%
Consolidated Edison, Inc.	5,553	415,364
Sempra Energy	28,486	3,776,674
		4,192,038
Electric-Integrated — 4.4%
AES Corp.	6,717	180,083
Alliant Energy Corp.	4,052	219,456
Ameren Corp.	4,109	334,308
American Electric Power Co., Inc.	8,053	682,089
CenterPoint Energy, Inc.	8,945	202,604
CMS Energy Corp.	4,686	286,877
Dominion Energy, Inc.	62,130	4,719,395
DTE Energy Co.	3,142	418,326
Duke Energy Corp.	43,596	4,208,322
Edison International	6,151	360,449
Entergy Corp.	33,809	3,362,981
Evergy, Inc.	3,680	219,070
Eversource Energy	30,641	2,653,204
Exelon Corp.	97,367	4,258,832
FirstEnergy Corp.	8,809	305,584
NextEra Energy, Inc.	18,116	1,369,751
Pinnacle West Capital Corp.	62,868	5,114,312
PPL Corp.	12,470	359,635
Public Service Enterprise Group, Inc.	8,191	493,180
Southern Co.	17,135	1,065,112
WEC Energy Group, Inc.	5,115	478,713
Xcel Energy, Inc.	61,508	4,090,897
		35,383,180
Electronic Components-Misc. — 0.8%
Garmin, Ltd.	1,066	140,552
nVent Electric PLC	209,193	5,838,577
		5,979,129
Electronic Components-Semiconductors — 2.6%
Broadcom, Inc.	2,118	982,032
Intel Corp.	86,294	5,522,816
IPG Photonics Corp.†	320	67,501
Microchip Technology, Inc.	1,223	189,834
Micron Technology, Inc.†	57,931	5,110,093
Qorvo, Inc.†	16,744	3,059,129
Skyworks Solutions, Inc.	1,284	235,588
Texas Instruments, Inc.	27,732	5,241,071
		20,408,064
Electronic Connectors — 0.3%
Amphenol Corp., Class A	3,692	243,561
TE Connectivity, Ltd.	18,611	2,402,866
		2,646,427
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	1,384	175,962
FLIR Systems, Inc.	2,128	120,168
Fortive Corp.	5,482	387,249
Keysight Technologies, Inc.†	1,298	186,133
		869,512

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Security Devices — 0.0%
Allegion PLC	853	$107,154
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	802	103,675
Enterprise Software/Service — 0.6%
Oracle Corp.	67,943	4,767,560
Entertainment Software — 0.1%
Activision Blizzard, Inc.	5,151	479,043
Electronic Arts, Inc.	2,146	290,504
		769,547
Finance-Consumer Loans — 0.1%
Synchrony Financial	8,808	358,133
Finance-Credit Card — 0.9%
American Express Co.	10,582	1,496,718
Capital One Financial Corp.	7,447	947,482
Discover Financial Services	4,974	472,480
Mastercard, Inc., Class A	4,550	1,620,028
Visa, Inc., Class A	11,002	2,329,453
Western Union Co.	6,664	164,334
		7,030,495
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	24,269	1,581,853
Finance-Other Services — 0.2%
Cboe Global Markets, Inc.	852	84,084
CME Group, Inc.	5,822	1,189,027
Intercontinental Exchange, Inc.	4,190	467,939
Nasdaq, Inc.	655	96,586
		1,837,636
Food-Confectionery — 1.3%
Hershey Co.	1,402	221,740
J.M. Smucker Co.	1,777	224,844
Mondelez International, Inc., Class A	168,701	9,874,070
		10,320,654
Food-Dairy Products — 0.2%
Danone SA	19,404	1,331,172
Food-Meat Products — 0.1%
Hormel Foods Corp.	4,555	217,638
Tyson Foods, Inc., Class A	4,779	355,080
		572,718
Food-Misc./Diversified — 0.5%
Campbell Soup Co.	3,292	165,489
Conagra Brands, Inc.	65,763	2,472,689
General Mills, Inc.	9,915	607,988
Kellogg Co.	4,128	261,302
Kraft Heinz Co.	10,513	420,520
Lamb Weston Holdings, Inc.	1,495	115,832
McCormick & Co., Inc.	2,261	201,591
		4,245,411
Food-Retail — 0.3%
Koninklijke Ahold Delhaize NV	71,287	1,985,459
Kroger Co.	12,347	444,368
		2,429,827
Security Description	Shares	Value (Note 2)
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	8,277	$651,731
Gas-Distribution — 0.1%
Atmos Energy Corp.	2,078	205,410
NiSource, Inc.	6,355	153,219
		358,629
Gold Mining — 0.1%
Newmont Corp.	5,840	351,977
Home Decoration Products — 0.0%
Newell Brands, Inc.	6,128	164,108
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,157	98,467
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	2,836	342,929
Marriott International, Inc., Class A†	4,314	638,947
		981,876
Human Resources — 0.0%
Robert Half International, Inc.	1,835	143,258
Independent Power Producers — 0.0%
NRG Energy, Inc.	1,627	61,387
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	829	220,050
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,938	545,237
Linde PLC	3,561	997,578
		1,542,815
Instruments-Controls — 0.3%
Honeywell International, Inc.	11,279	2,448,333
Instruments-Scientific — 0.0%
Waters Corp.†	454	129,013
Insurance Brokers — 0.2%
Aon PLC, Class A	1,759	404,764
Arthur J. Gallagher & Co.	1,791	223,463
Marsh & McLennan Cos., Inc.	4,203	511,925
Willis Towers Watson PLC	2,091	478,588
		1,618,740
Insurance-Life/Health — 0.8%
Aflac, Inc.	98,969	5,065,233
Globe Life, Inc.	1,541	148,907
Lincoln National Corp.	2,926	182,202
Principal Financial Group, Inc.	4,111	246,496
Prudential Financial, Inc.	6,438	586,502
Unum Group	3,304	91,950
		6,321,290
Insurance-Multi-line — 2.7%
Allstate Corp.	4,912	564,389
American International Group, Inc.(4)	14,024	648,049
Chubb, Ltd.	66,075	10,437,868
Cincinnati Financial Corp.	2,431	250,612
Hartford Financial Services Group, Inc.	5,798	387,248
Loews Corp.	3,681	188,762
MetLife, Inc.	152,361	9,262,025
		21,738,953

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty — 3.5%
Assurant, Inc.	27,113	$3,843,810
Berkshire Hathaway, Inc., Class B†	75,013	19,163,571
Progressive Corp.	39,574	3,783,670
Travelers Cos., Inc.	4,090	615,136
WR Berkley Corp.	2,272	171,195
		27,577,382
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	649	160,829
Internet Infrastructure Software — 0.6%
F5 Networks, Inc.†	24,361	5,082,192
Internet Security — 0.0%
NortonLifeLock, Inc.	9,437	200,631
Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	11,947	2,777,080
BlackRock, Inc.	4,712	3,552,660
Franklin Resources, Inc.	4,426	131,010
Invesco, Ltd.	6,105	153,968
LPL Financial Holdings, Inc.	25,852	3,675,120
Raymond James Financial, Inc.	1,988	243,649
T. Rowe Price Group, Inc.	1,479	253,796
		10,787,283
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,687	1,086,775
Machinery-Farming — 0.1%
Deere & Co.	1,271	475,532
Machinery-General Industrial — 0.5%
IDEX Corp.	677	141,710
Middleby Corp.†	19,568	3,243,396
Otis Worldwide Corp.	3,173	217,192
Westinghouse Air Brake Technologies Corp.	2,879	227,901
		3,830,199
Machinery-Pumps — 0.1%
Dover Corp.	2,330	319,513
Ingersoll Rand, Inc.†	6,044	297,425
Xylem, Inc.	1,579	166,079
		783,017
Medical Information Systems — 0.5%
Cerner Corp.	58,045	4,172,275
Medical Instruments — 3.0%
Boston Scientific Corp.†	111,832	4,322,307
Edwards Lifesciences Corp.†	4,355	364,252
Intuitive Surgical, Inc.†	573	423,412
Medtronic PLC	160,114	18,914,267
		24,024,238
Medical Labs & Testing Services — 0.4%
IQVIA Holdings, Inc.†	1,117	215,737
Laboratory Corp. of America Holdings†	1,583	403,713
Quest Diagnostics, Inc.	17,772	2,280,858
		2,900,308
Security Description	Shares	Value (Note 2)
Medical Products — 0.9%
Abbott Laboratories	11,779	$1,411,595
Baxter International, Inc.	8,191	690,829
Cooper Cos., Inc.	470	180,522
Hologic, Inc.†	1,170	87,025
STERIS PLC	595	113,336
Stryker Corp.	2,707	659,371
Varian Medical Systems, Inc.†	566	99,916
Zimmer Biomet Holdings, Inc.	24,077	3,854,246
		7,096,840
Medical-Biomedical/Gene — 0.7%
Alexion Pharmaceuticals, Inc.†	963	147,253
Amgen, Inc.	4,683	1,165,177
Biogen, Inc.†	8,143	2,278,004
Gilead Sciences, Inc.	20,378	1,317,030
Illumina, Inc.†	1,183	454,343
Incyte Corp.†	1,121	91,104
		5,452,911
Medical-Drugs — 6.8%
AbbVie, Inc.	7,446	805,806
AstraZeneca PLC ADR	58,893	2,928,160
Bristol-Myers Squibb Co.	17,440	1,100,987
Eli Lilly & Co.	30,811	5,756,111
Johnson & Johnson	95,792	15,743,415
Merck & Co., Inc.	125,700	9,690,213
Pfizer, Inc.	335,695	12,162,230
Roche Holding AG	8,159	2,636,795
Roche Holding AG ADR	76,610	3,107,302
Zoetis, Inc.	2,081	327,716
		54,258,735
Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	2,158	87,334
Viatris, Inc.†	19,575	273,463
		360,797
Medical-HMO — 2.7%
Anthem, Inc.	22,517	8,082,477
Centene Corp.†	59,252	3,786,796
Humana, Inc.	1,003	420,508
UnitedHealth Group, Inc.	25,647	9,542,479
		21,832,260
Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	4,300	809,862
Universal Health Services, Inc., Class B	23,566	3,143,469
		3,953,331
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	2,390	282,187
Cardinal Health, Inc.	4,762	289,292
Henry Schein, Inc.†	2,310	159,944
McKesson Corp.	16,550	3,227,912
		3,959,335
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.†	8,988	295,975

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multimedia — 1.1%
ViacomCBS, Inc., Class B	9,528	$429,713
Walt Disney Co.†	45,194	8,339,197
		8,768,910
Networking Products — 2.4%
Cisco Systems, Inc.	374,947	19,388,509
Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	31,408	3,120,385
Waste Management, Inc.	3,851	496,856
		3,617,241
Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	234	113,532
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	781	143,431
Oil Companies-Exploration & Production — 1.4%
APA Corp.†	6,128	109,691
Cabot Oil & Gas Corp.	6,477	121,638
ConocoPhillips	96,243	5,097,992
Devon Energy Corp.	9,605	209,869
Diamondback Energy, Inc.	2,932	215,473
EOG Resources, Inc.	9,463	686,351
Hess Corp.	2,082	147,322
Marathon Oil Corp.	12,801	136,715
Occidental Petroleum Corp.	13,596	361,926
Pioneer Natural Resources Co.	25,872	4,108,991
		11,195,968
Oil Companies-Integrated — 2.2%
Chevron Corp.	93,587	9,806,981
Exxon Mobil Corp.	68,653	3,832,897
TOTAL SE ADR	83,944	3,906,754
		17,546,632
Oil Field Machinery & Equipment — 0.0%
NOV, Inc.†	6,295	86,367
Oil Refining & Marketing — 0.7%
HollyFrontier Corp.	2,423	86,695
Marathon Petroleum Corp.	10,562	564,961
Phillips 66	51,044	4,162,128
Valero Energy Corp.	6,626	474,422
		5,288,206
Oil-Field Services — 0.2%
Baker Hughes Co.	11,821	255,452
Halliburton Co.	14,411	309,260
Schlumberger NV	22,675	616,533
		1,181,245
Paper & Related Products — 0.3%
International Paper Co.	6,375	344,696
Mondi PLC	87,479	2,231,072
		2,575,768
Pharmacy Services — 1.0%
Cigna Corp.	15,403	3,723,521
CVS Health Corp.	53,358	4,014,123
		7,737,644
Security Description	Shares	Value (Note 2)
Pipelines — 0.2%
Kinder Morgan, Inc.	31,572	$525,674
ONEOK, Inc.	7,216	365,562
Williams Cos., Inc.	19,684	466,314
		1,357,550
Private Equity — 0.4%
Blackstone Group, Inc., Class A	39,416	2,937,674
Publishing-Newspapers — 0.0%
News Corp., Class A	6,342	161,277
News Corp., Class B	1,975	46,334
		207,611
Racetracks — 0.0%
Penn National Gaming, Inc.†	964	101,066
Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities, Inc.	2,062	338,787
American Tower Corp.	3,531	844,121
AvalonBay Communities, Inc.	2,263	417,546
Boston Properties, Inc.	2,299	232,797
Crown Castle International Corp.	2,798	481,620
Digital Realty Trust, Inc.	4,559	642,089
Duke Realty Corp.	3,576	149,942
Equinix, Inc.	608	413,191
Equity Residential	5,560	398,263
Essex Property Trust, Inc.	1,054	286,519
Extra Space Storage, Inc.	1,113	147,528
Federal Realty Investment Trust	1,133	114,943
Gaming and Leisure Properties, Inc.	86,563	3,672,868
Healthpeak Properties, Inc.	100,014	3,174,444
Host Hotels & Resorts, Inc.†	199,422	3,360,261
Iron Mountain, Inc.	4,677	173,096
Kimco Realty Corp.	7,013	131,494
Mid-America Apartment Communities, Inc.	1,855	267,788
Prologis, Inc.	11,992	1,271,152
Public Storage	1,406	346,945
Realty Income Corp.	6,055	384,492
Regency Centers Corp.	2,561	145,234
SBA Communications Corp.	621	172,358
Simon Property Group, Inc.	5,327	606,053
UDR, Inc.	4,813	211,098
Ventas, Inc.	6,076	324,094
Vornado Realty Trust	2,545	115,517
Welltower, Inc.	6,769	484,863
Weyerhaeuser Co.	61,071	2,174,128
		21,483,231
Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	44,680	3,534,635
Retail-Apparel/Shoe — 0.1%
Gap, Inc.	3,336	99,346
L Brands, Inc.†	1,667	103,121
Ross Stores, Inc.	5,773	692,240
		894,707

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc.	21,246	$3,898,429
AutoZone, Inc.†	158	221,879
Genuine Parts Co.	2,342	270,712
O'Reilly Automotive, Inc.†	364	184,639
		4,575,659
Retail-Automobile — 0.0%
CarMax, Inc.†	2,636	349,692
Retail-Building Products — 0.3%
Home Depot, Inc.	4,888	1,492,062
Lowe's Cos., Inc.	3,438	653,839
		2,145,901
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,869	214,580
Retail-Discount — 1.6%
Costco Wholesale Corp.	3,374	1,189,268
Dollar Tree, Inc.†	36,754	4,206,863
Target Corp.	2,762	547,069
Walmart, Inc.	48,005	6,520,519
		12,463,719
Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	11,630	638,487
Retail-Major Department Stores — 0.6%
TJX Cos., Inc.	72,707	4,809,568
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	448	138,508
Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	2,113	300,046
McDonald's Corp.	7,254	1,625,912
Starbucks Corp.	8,019	876,236
Yum! Brands, Inc.	2,774	300,091
		3,102,285
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	6,901	123,528
Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	21,380	3,315,610
Maxim Integrated Products, Inc.†	1,739	158,893
NXP Semiconductors NV	4,259	857,507
		4,332,010
Semiconductor Equipment — 0.3%
KLA Corp.	8,057	2,662,033
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	653	134,420
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,312	114,603
Software Tools — 0.3%
VMware, Inc., Class A†	17,396	2,617,228
Steel-Producers — 0.1%
Nucor Corp.	4,833	387,945
Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	113,558	4,940,909
Security Description	Shares	Value (Note 2)
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	5,322	$134,806
Telephone-Integrated — 2.1%
AT&T, Inc.	115,654	3,500,847
Lumen Technologies, Inc.†	16,009	213,720
Verizon Communications, Inc.	226,539	13,173,243
		16,887,810
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	957	184,041
Theaters — 0.0%
Live Nation Entertainment, Inc.†	2,327	196,981
Tobacco — 0.5%
Altria Group, Inc.	30,142	1,542,065
Philip Morris International, Inc.	25,255	2,241,128
		3,783,193
Tools-Hand Held — 0.1%
Snap-on, Inc.	879	202,821
Stanley Black & Decker, Inc.	2,609	520,939
		723,760
Toys — 0.0%
Hasbro, Inc.	2,071	199,065
Transport-Rail — 1.1%
CSX Corp.	5,935	572,253
Kansas City Southern	722	190,550
Norfolk Southern Corp.	12,235	3,285,342
Union Pacific Corp.	21,807	4,806,481
		8,854,626
Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	2,170	207,083
Expeditors International of Washington, Inc.	961	103,490
FedEx Corp.	1,424	404,473
United Parcel Service, Inc., Class B	3,500	594,965
		1,310,011
Transport-Truck — 0.5%
JB Hunt Transport Services, Inc.	555	93,279
Knight-Swift Transportation Holdings, Inc.	73,042	3,512,590
		3,605,869
Water — 0.0%
American Water Works Co., Inc.	1,471	220,532
Water Treatment Systems — 0.0%
Pentair PLC	2,693	167,828
Web Hosting/Design — 0.0%
VeriSign, Inc.†	936	186,039
Web Portals/ISP — 0.4%
Alphabet, Inc., Class C†	1,545	3,196,033
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	1,508	283,579
Total Common Stocks (cost $641,436,081)		786,531,621

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 0.6%
iShares S&P 500 Value ETF (cost $4,829,635)	35,680	$5,039,443
Total Long-Term Investment Securities (cost $646,265,716)		791,571,064
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.08% due 02/24/2022(2) (cost $99,928)	$100,000	99,949
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 03/31/2021, to be repurchased 04/01/2021 in the amount of $134,000 and collateralized by $137,300 of United States Treasury Notes, bearing interest at 1.25% due 01/15/2024 and having an approximate value of $136,692	134,000	134,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	660,000	660,000
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Barclays Capital, Inc. Joint Repurchase Agreement(3)	$460,000	$460,000
BNP Paribas SA Joint Repurchase Agreement(3)	400,000	400,000
Deutsche Bank AG Joint Repurchase Agreement(3)	615,000	615,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	615,000	615,000
Total Repurchase Agreements (cost $2,884,000)		2,884,000
TOTAL INVESTMENTS (cost $649,249,644)(1)	99.4%	794,555,013
Other assets less liabilities	0.6	5,054,907
NET ASSETS	100.0%	$799,609,920

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  Security represents an investment in an affiliated company (see Note 8).

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 E-Mini Index	June 2021	$790,437	$793,480	$3,043

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	JPY	190,540,956	USD	1,748,247	06/30/2021	$25,924	$—
	USD	165,941	JPY	18,039,615	06/30/2021	—	(2,879)
						25,924	(2,879)
Credit Suisse AG	EUR	8,106,004	USD	9,688,604	06/30/2021	165,487	—
						165,487	—
JPMorgan Chase Bank	GBP	5,848,466	USD	8,148,960	06/30/2021	84,112	—
						84,112	—
Morgan Stanley & Co., Inc.	CHF	2,130,807	USD	2,296,153	06/30/2021	36,413	—
	USD	55,740	CHF	52,196	06/30/2021	—	(386)
						36,413	(386)
Unrealized Appreciation (Depreciation)						$311,936	$(3,265)

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$786,531,621	$—	$—	$786,531,621
Exchange-Traded Funds	5,039,443	—	—	5,039,443
Short-Term Investment Securities	—	99,949	—	99,949
Repurchase Agreements	—	2,884,000	—	2,884,000
Total Investments at Value	$791,571,064	$2,983,949	$—	$794,555,013
Other Financial Instruments:†
Futures Contracts	$3,043	$—	$—	$3,043
Forward Foreign Currency Contracts	—	311,936	—	311,936
Total Other Financial Instruments	$3,043	$311,936	$—	$314,979
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$3,265	$—	$3,265

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
Enterprise Software/Service	6.1%
Medical-Biomedical/Gene	4.8
Internet Content-Entertainment	4.2
Retail-Apparel/Shoe	3.3
Computer Software	2.9
Data Processing/Management	2.6
Commercial Services-Finance	2.6
Medical Products	2.5
Retail-Restaurants	2.4
Commercial Services	2.4
E-Commerce/Services	2.4
Dental Supplies & Equipment	2.4
Electronic Components-Semiconductors	2.3
Semiconductor Equipment	2.3
Computer Aided Design	2.3
Distribution/Wholesale	1.6
Schools	1.5
Computer Services	1.4
Computer Data Security	1.4
Communications Software	1.4
Medical-Wholesale Drug Distribution	1.3
Internet Security	1.3
Electronic Measurement Instruments	1.2
Applications Software	1.2
Energy-Alternate Sources	1.2
Internet Gambling	1.1
Retail-Auto Parts	1.1
Internet Application Software	1.1
Consulting Services	1.1
Retail-Discount	1.1
E-Commerce/Products	1.1
Medical Labs & Testing Services	1.0
Drug Delivery Systems	1.0
Brewery	1.0
Building-Residential/Commercial	1.0
Finance-Investment Banker/Broker	1.0
Medical-Outpatient/Home Medical	0.9
Decision Support Software	0.9
Retail-Floor Coverings	0.9
Retail-Misc./Diversified	0.9
Diagnostic Equipment	0.9
Exchange-Traded Funds	0.8
Diagnostic Kits	0.8
Patient Monitoring Equipment	0.7
Building-Mobile Home/Manufactured Housing	0.7
Machinery-General Industrial	0.7
Specified Purpose Acquisitions	0.6
Investment Management/Advisor Services	0.6
Lighting Products & Systems	0.6
Advertising Services	0.6
Cable/Satellite TV	0.6
Transport-Truck	0.6
Recreational Vehicles	0.5
Real Estate Investment Trusts	0.5
Entertainment Software	0.5
Industrial Automated/Robotic	0.5
Instruments-Controls	0.5
Repurchase Agreements	0.5
Medical-Drugs	0.5
E-Services/Consulting	0.5
Containers-Metal/Glass	0.5%
Electronic Connectors	0.5
Web Hosting/Design	0.5
Recreational Centers	0.5
Racetracks	0.5
Soap & Cleaning Preparation	0.4
Retail-Gardening Products	0.4
Office Automation & Equipment	0.4
Food-Misc./Diversified	0.4
Food-Confectionery	0.4
Veterinary Diagnostics	0.4
Power Converter/Supply Equipment	0.4
Consumer Products-Misc.	0.4
Internet Content-Information/News	0.3
Disposable Medical Products	0.3
Retail-Automobile	0.3
Therapeutics	0.3
Retail-Perfume & Cosmetics	0.3
Medical Information Systems	0.3
Respiratory Products	0.3
Beverages-Wine/Spirits	0.2
Medical-HMO	0.2
Coatings/Paint	0.2
Medical Instruments	0.2
Human Resources	0.2
Transport-Services	0.2
Building & Construction Products-Misc.	0.2
Pipelines	0.2
Office Supplies & Forms	0.2
Diversified Manufacturing Operations	0.1
Aerospace/Defense	0.1
Multimedia	0.1
Machinery-Farming	0.1
Aerospace/Defense-Equipment	0.1
Retail-Home Furnishings	0.1
Computers-Memory Devices	0.1
Networking Products	0.1
Building-Maintenance & Services	0.1
Building Products-Air & Heating	0.1
Electronic Security Devices	0.1
Wireless Equipment	0.1
Machinery-Electrical	0.1
Theaters	0.1
Oil Companies-Exploration & Production	0.1
Containers-Paper/Plastic	0.1
Casino Hotels	0.1
Insurance Brokers	0.1
Finance-Other Services	0.1
Machinery-Pumps	0.1
Garden Products	0.1
Pastoral & Agricultural	0.1
Firearms & Ammunition	0.1
Insurance-Property/Casualty	0.1
Electric Products-Misc.	0.1
Semiconductor Components-Integrated Circuits	0.1
Gold Mining	0.1
Auto/Truck Parts & Equipment-Original	0.1
Non-Hazardous Waste Disposal	0.1
Banks-Commercial	0.1
Chemicals-Specialty	0.1

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited) (continued)

Industry Allocation* (continued)
Athletic Equipment	0.1%
Registered Investment Companies	0.1
Television	0.1
Electronic Components-Misc.	0.1
Dialysis Centers	0.1
Food-Retail	0.1
99.7%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.7%
Advertising Services — 0.6%
Trade Desk, Inc., Class A†	2,197	$1,431,697
Aerospace/Defense — 0.1%
TransDigm Group, Inc.†	598	351,576
Aerospace/Defense-Equipment — 0.1%
HEICO Corp.	806	101,395
HEICO Corp., Class A	1,402	159,267
Hexcel Corp.†	1,300	72,800
		333,462
Apparel Manufacturers — 0.0%
VF Corp.	420	33,566
Applications Software — 1.0%
C3.ai, Inc.,
Class A†	290	19,114
CDK Global, Inc.	347	18,759
Datto Holding Corp.†	263	6,025
Duck Creek Technologies, Inc.†	1,349	60,894
Elastic NV†	1,481	164,687
Five9, Inc.†	4,828	754,761
Jamf Holding Corp.†	458	16,177
JFrog, Ltd.†	251	11,137
Medallia, Inc.†	2,000	55,780
nCino, Inc.†	2,947	196,624
PTC, Inc.†	5,230	719,909
Qualtrics International, Inc.† Class A	701	23,070
RealPage, Inc.†	1,722	150,158
Smartsheet, Inc., Class A†	5,038	322,029
Tanium, Class B†(1)(2)	1,910	21,765
		2,540,889
Athletic Equipment — 0.1%
Peloton Interactive, Inc., Class A†	1,385	155,729
Auction Houses/Art Dealers — 0.0%
Ritchie Bros. Auctioneers, Inc.	1,400	81,970
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	169	16,684
Auto Repair Centers — 0.0%
Driven Brands Holdings, Inc.†	86	2,186
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	800	74,336
Auto/Truck Parts & Equipment-Original — 0.1%
Allison Transmission Holdings, Inc.	1,637	66,839
Aptiv PLC†	570	78,603
BorgWarner, Inc.	684	31,710
		177,152
Banks-Commercial — 0.1%
First Republic Bank	525	87,544
SVB Financial Group†	161	79,479
		167,023
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	1,207	57,284
Security Description	Shares	Value (Note 2)
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class A	862	$54,883
Brown-Forman Corp., Class B	7,639	526,862
		581,745
Brewery — 1.0%
Boston Beer Co., Inc., Class A†	1,922	2,318,470
Constellation Brands, Inc., Class A	550	125,400
		2,443,870
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.	395	35,586
AZEK Co., Inc.†	327	13,750
Fortune Brands Home & Security, Inc.	1,044	100,036
Trex Co., Inc.†	2,594	237,455
		386,827
Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	323	17,361
Procore Technologies, Inc.†(1)(2)	529	33,327
		50,688
Building Products-Air & Heating — 0.1%
Carrier Global Corp.	6,996	295,371
Building Products-Cement — 0.0%
Vulcan Materials Co.	500	84,375
Building-Maintenance & Services — 0.1%
Rollins, Inc.	6,676	229,788
Terminix Global Holdings, Inc.†	1,600	76,272
		306,060
Building-Mobile Home/Manufactured Housing — 0.7%
Thor Industries, Inc.	11,911	1,604,888
Building-Residential/Commercial — 1.0%
Lennar Corp., Class A	20,295	2,054,463
NVR, Inc.†	78	367,452
		2,421,915
Cable/Satellite TV — 0.6%
Altice USA, Inc., Class A†	13,747	447,190
Cable One, Inc.	475	868,471
Sirius XM Holdings, Inc.	15,052	91,667
		1,407,328
Casino Hotels — 0.1%
MGM Resorts International	2,200	83,578
Wynn Resorts, Ltd.†	1,232	154,456
		238,034
Chemicals-Diversified — 0.0%
FMC Corp.	572	63,269
Chemicals-Specialty — 0.1%
Albemarle Corp.	600	87,666
NewMarket Corp.	128	48,660
W.R. Grace & Co.	451	26,997
		163,323
Coatings/Paint — 0.2%
RPM International, Inc.	5,197	477,345

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Commercial Services — 2.4%
Cintas Corp.	3,649	$1,245,440
CoreLogic, Inc.	83	6,578
CoStar Group, Inc.†	5,346	4,393,824
Dun & Bradstreet Holdings, Inc.†	5,268	125,431
Quanta Services, Inc.	619	54,460
		5,825,733
Commercial Services-Finance — 2.6%
Affirm Holdings, Inc.†	379	26,803
Avalara, Inc.†	4,634	618,315
Equifax, Inc.	4,662	844,428
Euronet Worldwide, Inc.†	600	82,980
FleetCor Technologies, Inc.†	3,785	1,016,764
H&R Block, Inc.	2,899	63,198
IHS Markit, Ltd.	4,855	469,867
MarketAxess Holdings, Inc.	1,990	990,861
Morningstar, Inc.	407	91,591
Multiplan Corp.†	126,377	701,392
StoneCo, Ltd., Class A†	9,255	566,591
TransUnion	8,433	758,970
WEX, Inc.†	480	100,426
		6,332,186
Communications Software — 1.4%
RingCentral, Inc., Class A†	11,014	3,280,850
Computer Aided Design — 2.3%
ANSYS, Inc.†	4,117	1,397,968
Aspen Technology, Inc.†	3,020	435,877
Bentley Systems, Inc., Class B	1,816	85,225
Cadence Design Systems, Inc.†	13,698	1,876,489
Synopsys, Inc.†	6,799	1,684,656
		5,480,215
Computer Data Security — 1.4%
Crowdstrike Holdings, Inc., Class A†	5,586	1,019,501
Fortinet, Inc.†	7,103	1,309,935
McAfee Corp., Class A†	394	8,960
Varonis Systems, Inc.†	13,668	701,715
Zscaler, Inc.†	1,621	278,277
		3,318,388
Computer Services — 1.4%
CACI International, Inc., Class A†	90	22,200
EPAM Systems, Inc.†	3,204	1,270,995
Genpact, Ltd.	3,737	160,018
Globant SA†	864	179,375
Leidos Holdings, Inc.	17,636	1,697,994
Science Applications International Corp.	168	14,043
		3,344,625
Computer Software — 2.9%
Akamai Technologies, Inc.†	7,206	734,291
Citrix Systems, Inc.	2,152	302,055
Cloudflare, Inc., Class A†	2,608	183,238
Datadog, Inc., Class A†	8,599	716,641
Dropbox, Inc., Class A†	5,505	146,763
Dynatrace, Inc.†	6,495	313,319
Security Description	Shares	Value (Note 2)
Computer Software (continued)
Fastly, Inc., Class A†	1,769	$119,018
MongoDB, Inc.†	2,570	687,295
Nutanix, Inc., Class A†	4,231	112,375
Slack Technologies, Inc., Class A†	11,114	451,562
Splunk, Inc.†	7,547	1,022,468
Teradata Corp.†	1,861	71,723
Twilio, Inc., Class A†	6,004	2,045,923
ZoomInfo Technologies, Inc., Class A†	1,228	60,049
		6,966,720
Computers-Memory Devices — 0.1%
NetApp, Inc.	2,692	195,628
Pure Storage, Inc., Class A†	6,136	132,169
		327,797
Computers-Other — 0.0%
Lumentum Holdings, Inc.†	181	16,534
Consulting Services — 1.1%
Booz Allen Hamilton Holding Corp.	7,134	574,501
Gartner, Inc.†	4,141	755,939
Verisk Analytics, Inc.	7,204	1,272,875
		2,603,315
Consumer Products-Misc. — 0.4%
Clorox Co.	4,457	859,666
Reynolds Consumer Products, Inc.	299	8,904
		868,570
Containers-Metal/Glass — 0.5%
Ball Corp.	13,407	1,136,109
Crown Holdings, Inc.	300	29,112
		1,165,221
Containers-Paper/Plastic — 0.1%
Amcor PLC	5,304	61,951
Berry Global Group, Inc.†	1,024	62,874
Graphic Packaging Holding Co.	1,303	23,662
Sealed Air Corp.	2,000	91,640
		240,127
Data Processing/Management — 2.6%
Broadridge Financial Solutions, Inc.	5,823	891,501
DocuSign, Inc.†	8,971	1,816,179
Fair Isaac Corp.†	5,558	2,701,466
Jack Henry & Associates, Inc.	1,339	203,153
Paychex, Inc.	7,539	738,973
		6,351,272
Decision Support Software — 0.8%
Databricks, Inc.†(1)(2)	689	122,206
MSCI, Inc.	4,088	1,714,017
		1,836,223
Dental Supplies & Equipment — 2.4%
Align Technology, Inc.†	10,545	5,710,434
Diagnostic Equipment — 0.9%
10X Genomics, Inc., Class A†	1,288	233,128
Adaptive Biotechnologies Corp.†	4,635	186,605
Avantor, Inc.†	28,242	817,041

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Equipment (continued)
PerkinElmer, Inc.	484	$62,092
Repligen Corp.†	3,916	761,310
		2,060,176
Diagnostic Kits — 0.8%
IDEXX Laboratories, Inc.†	3,382	1,654,847
Quidel Corp.†	2,069	264,687
		1,919,534
Dialysis Centers — 0.1%
DaVita, Inc.†	1,079	116,284
Disposable Medical Products — 0.3%
ICU Medical, Inc.†	487	100,049
Teleflex, Inc.	1,451	602,833
		702,882
Distribution/Wholesale — 1.6%
Copart, Inc.†	20,388	2,214,341
Fastenal Co.	11,920	599,338
IAA, Inc.†	5,217	287,665
Pool Corp.	1,130	390,121
Watsco, Inc.	350	91,262
WW Grainger, Inc.	720	288,670
		3,871,397
Diversified Manufacturing Operations — 0.1%
A.O. Smith Corp.	1,500	101,415
Trane Technologies PLC	1,550	256,618
		358,033
Drug Delivery Systems — 1.0%
DexCom, Inc.†	6,944	2,495,604
E-Commerce/Products — 1.0%
Chewy, Inc., Class A†	1,688	142,990
Etsy, Inc.†	6,023	1,214,658
Leslie's, Inc.†	628	15,380
Wayfair, Inc., Class A†	3,009	947,083
		2,320,111
E-Commerce/Services — 2.3%
Airbnb, Inc., Class A Lock-Up Shares†(1)	4,784	863,391
Airbnb, Inc., Class B Lock-Up Shares†(1)	4,820	869,888
Bumble, Inc., Class A†	2,816	175,662
Expedia Group, Inc.†	347	59,726
GrubHub, Inc.†	198	11,880
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	174	4,268
Match Group, Inc.†	26,123	3,588,778
Zillow Group, Inc., Class A†	145	19,050
Zillow Group, Inc., Class C†	357	46,281
		5,638,924
E-Services/Consulting — 0.5%
CDW Corp.	7,183	1,190,582
Electric Products-Misc. — 0.1%
AMETEK, Inc.	700	89,411
Littelfuse, Inc.	349	92,290
		181,701
Security Description	Shares	Value (Note 2)
Electronic Components-Misc. — 0.1%
Hubbell, Inc.	450	$84,101
Jabil, Inc.	626	32,652
		116,753
Electronic Components-Semiconductors — 2.3%
Inphi Corp.†	1,072	191,255
IPG Photonics Corp.†	451	95,134
Lattice Semiconductor Corp.†	886	39,888
Marvell Technology Group, Ltd.	32,315	1,582,789
Microchip Technology, Inc.	9,954	1,545,060
Monolithic Power Systems, Inc.	2,708	956,492
ON Semiconductor Corp.†	5,300	220,533
Skyworks Solutions, Inc.	1,750	321,090
Xilinx, Inc.†	5,482	679,220
		5,631,461
Electronic Connectors — 0.5%
Amphenol Corp., Class A	17,369	1,145,833
Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.	9,931	1,262,628
Fortive Corp.	16,577	1,170,999
Keysight Technologies, Inc.†	3,060	438,804
Vontier Corp.†	4,074	123,320
		2,995,751
Electronic Security Devices — 0.1%
Allegion PLC	2,343	294,328
Electronics-Military — 0.0%
Mercury Systems, Inc.†	997	70,438
Energy-Alternate Sources — 1.2%
Array Technologies, Inc.†	4,717	140,661
Enphase Energy, Inc.†	6,310	1,023,230
Shoals Technologies Group, Inc., Class A†	3,042	105,801
SolarEdge Technologies, Inc.†	5,333	1,532,917
		2,802,609
Enterprise Software/Service — 6.0%
Alteryx, Inc., Class A†	1,205	99,967
BigCommerce Holdings, Inc., Series 1†	809	46,760
Bill.com Holdings, Inc.†	4,063	591,167
Black Knight, Inc.†	8,183	605,460
Ceridian HCM Holding, Inc.†	4,508	379,889
Clarivate PLC†	1,478	39,004
Coupa Software, Inc.†	3,657	930,633
Everbridge, Inc.†	794	96,217
Guidewire Software, Inc.†	17,470	1,775,476
HubSpot, Inc.†	2,278	1,034,690
Manhattan Associates, Inc.†	2,765	324,556
New Relic, Inc.†	1,202	73,899
PagerDuty, Inc.†	1,605	64,569
Paycom Software, Inc.†	7,870	2,912,372
Pegasystems, Inc.	795	90,900
Pluralsight, Inc., Class A†	2,743	61,279
SS&C Technologies Holdings, Inc.	3,511	245,314
Tyler Technologies, Inc.†	1,984	842,268
Veeva Systems, Inc., Class A†	6,870	1,794,719

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Workday, Inc., Class A†	9,833	$2,442,812
Workiva, Inc.†	500	44,130
		14,496,081
Entertainment Software — 0.5%
Electronic Arts, Inc.	700	94,759
Playtika Holding Corp.†	820	22,312
Take-Two Interactive Software, Inc.†	3,766	665,452
Unity Software, Inc.†	543	54,469
Zynga, Inc., Class A†	40,776	416,323
		1,253,315
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	293	17,041
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	14	5,043
Finance-Consumer Loans — 0.0%
LendingTree, Inc.†	231	49,203
SLM Corp.	1,939	34,844
Upstart Holdings, Inc.†	65	8,376
		92,423
Finance-Credit Card — 0.0%
Western Union Co.	1,784	43,993
Finance-Investment Banker/Broker — 1.0%
Tradeweb Markets, Inc., Class A	31,503	2,331,222
Virtu Financial, Inc., Class A	1,268	39,371
		2,370,593
Finance-Other Services — 0.1%
Cboe Global Markets, Inc.	1,427	140,830
Nasdaq, Inc.	506	74,615
		215,445
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	1,403	199,815
Food-Confectionery — 0.4%
Hershey Co.	5,840	923,654
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	1,100	81,730
Food-Misc./Diversified — 0.4%
Beyond Meat, Inc.†	934	121,532
Campbell Soup Co.	2,180	109,588
Kellogg Co.	1,909	120,840
Lamb Weston Holdings, Inc.	750	58,110
McCormick & Co., Inc.	6,011	535,941
		946,011
Food-Retail — 0.1%
Albertsons Cos., Inc., Class A	1,301	24,810
Grocery Outlet Holding Corp.†	871	32,131
Sprouts Farmers Market, Inc.†	2,228	59,310
		116,251
Funeral Services & Related Items — 0.0%
Service Corp. International	1,500	76,575
Security Description	Shares	Value (Note 2)
Garden Products — 0.1%
Scotts Miracle-Gro Co.	851	$208,470
Gold Mining — 0.1%
Kirkland Lake Gold, Ltd.	1,900	64,220
Royal Gold, Inc.	1,053	113,324
		177,544
Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	1,209	106,694
Home Furnishings — 0.0%
Tempur Sealy International, Inc.	3,141	114,835
Human Resources — 0.2%
Paylocity Holding Corp.†	2,408	433,031
Independent Power Producers — 0.0%
NRG Energy, Inc.	1,893	71,423
Industrial Automated/Robotic — 0.5%
Cognex Corp.	6,758	560,847
Rockwell Automation, Inc.	2,569	681,915
		1,242,762
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	988	1,141,822
Woodward, Inc.	750	90,472
		1,232,294
Instruments-Scientific — 0.0%
Waters Corp.†	102	28,985
Insurance Brokers — 0.1%
Brown & Brown, Inc.	280	12,799
Selectquote, Inc.†	7,616	224,748
		237,547
Insurance-Life/Health — 0.0%
GoHealth, Inc., Class A†	93	1,087
Lincoln National Corp.	536	33,377
Primerica, Inc.	548	81,005
		115,469
Insurance-Property/Casualty — 0.1%
Alleghany Corp.†	29	18,162
Assurant, Inc.	750	106,328
Erie Indemnity Co., Class A	322	71,133
		195,623
Insurance-Reinsurance — 0.0%
Axis Capital Holdings, Ltd.	166	8,229
RenaissanceRe Holdings, Ltd.	384	61,536
		69,765
Internet Application Software — 1.1%
Anaplan, Inc.†	8,328	448,463
Okta, Inc.†	6,107	1,346,166
Wix.com, Ltd.†	736	205,506
Zendesk, Inc.†	4,990	661,774
		2,661,909

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Entertainment — 4.2%
Pinterest, Inc., Class A†	18,981	$1,405,163
Roku, Inc.†	5,319	1,732,771
Snap, Inc., Class A†	36,193	1,892,532
Spotify Technology SA†	13,372	3,583,027
Twitter, Inc.†	25,020	1,592,023
Vimeo, Inc., Class A (Voting Shares)†(1)(2)	1,501	50,039
		10,255,555
Internet Content-Information/News — 0.3%
IAC/InterActiveCorp†	3,331	720,529
Internet Gambling — 1.1%
DraftKings, Inc., Class A†	44,885	2,752,797
Internet Security — 1.3%
FireEye, Inc.†	1,145	22,408
NortonLifeLock, Inc.	15,460	328,679
Palo Alto Networks, Inc.†	3,781	1,217,709
Proofpoint, Inc.†	12,486	1,570,614
		3,139,410
Investment Management/Advisor Services — 0.6%
Apollo Global Management, Inc.	1,898	89,225
Ares Management Corp., Class A	20,151	1,129,061
LPL Financial Holdings, Inc.	139	19,760
T. Rowe Price Group, Inc.	1,290	221,364
		1,459,410
Lasers-System/Components — 0.0%
Coherent, Inc.†	452	114,306
Lighting Products & Systems — 0.6%
Universal Display Corp.	6,129	1,451,163
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	545	67,002
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	2,768	182,522
Vertiv Holdings Co.	5,325	106,500
		289,022
Machinery-Farming — 0.1%
Toro Co.	3,260	336,236
Machinery-General Industrial — 0.7%
IDEX Corp.	400	83,728
Middleby Corp.†	7,365	1,220,749
Nordson Corp.	1,053	209,210
Otis Worldwide Corp.	1,300	88,985
		1,602,672
Machinery-Pumps — 0.1%
Graco, Inc.	2,952	211,422
Medical Information Systems — 0.3%
Cerner Corp.	6,828	490,797
Change Healthcare, Inc.†	3,995	88,290
Oscar Health, Inc.. Class A†	1,305	35,078
Signify Health, Inc., Class A†	350	10,241
		624,406
Security Description	Shares	Value (Note 2)
Medical Instruments — 0.2%
Bio-Techne Corp.	810	$309,363
Bruker Corp.	2,434	156,458
		465,821
Medical Labs & Testing Services — 1.0%
Catalent, Inc.†	4,300	452,833
Charles River Laboratories International, Inc.†	971	281,425
IQVIA Holdings, Inc.†	2,917	563,389
Laboratory Corp. of America Holdings†	120	30,604
Ortho Clinical Diagnostics Holdings PLC†	5,174	99,832
PPD, Inc.†	5,339	202,028
Sotera Health Co.†	915	22,838
Syneos Health, Inc.†	196	14,867
Teladoc Health, Inc.†	4,583	832,960
		2,500,776
Medical Products — 2.5%
ABIOMED, Inc.†	7,674	2,445,934
Cooper Cos., Inc.	748	287,299
Haemonetics Corp.†	1,053	116,894
Hill-Rom Holdings, Inc.	175	19,334
Hologic, Inc.†	9,434	701,701
iRhythm Technologies, Inc.†	340	47,212
Masimo Corp.†	1,096	251,707
Novocure, Ltd.†	4,627	611,597
Penumbra, Inc.†	1,630	441,045
STERIS PLC	1,000	190,480
Varian Medical Systems, Inc.†	260	45,898
West Pharmaceutical Services, Inc.	3,130	881,972
		6,041,073
Medical-Biomedical/Gene — 4.8%
ACADIA Pharmaceuticals, Inc.†	5,582	144,016
Acceleron Pharma, Inc.†	2,883	390,964
Alexion Pharmaceuticals, Inc.†	735	112,389
Alnylam Pharmaceuticals, Inc.†	5,489	774,992
Apellis Pharmaceuticals, Inc.†	8,108	347,914
Argenx SE ADR†	742	204,339
Ascendis Pharma A/S ADR†	4,299	554,055
Berkeley Lights, Inc.†	305	15,320
Bio-Rad Laboratories, Inc., Class A†	450	257,027
BioMarin Pharmaceutical, Inc.†	7,325	553,111
BioNTech SE ADR†	2,700	294,813
Bluebird Bio, Inc.†	664	20,020
Blueprint Medicines Corp.†	1,400	136,122
Certara, Inc.†	488	13,322
CRISPR Therapeutics AG†	700	85,295
Denali Therapeutics, Inc.†	1,401	79,997
Exact Sciences Corp.†	15,989	2,107,031
Exelixis, Inc.†	10,402	234,981
Fate Therapeutics, Inc.†	1,000	82,450
Genmab A/S ADR†	5,616	184,373
Global Blood Therapeutics, Inc.†	1,331	54,238
Guardant Health, Inc.†	1,842	281,181
Incyte Corp.†	10,358	841,795

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Ionis Pharmaceuticals, Inc.†	3,241	$145,715
Iovance Biotherapeutics, Inc.†	3,090	97,830
Kodiak Sciences, Inc.†	7,025	796,565
Maravai LifeSciences Holdings, Inc., Class A†	1,085	38,669
Mirati Therapeutics, Inc.†	400	68,520
Moderna, Inc.†	6,406	838,866
Novavax, Inc.†	1,687	305,870
Royalty Pharma PLC, Class A	5,052	220,368
Sage Therapeutics, Inc.†	1,282	95,958
Sana Biotechnology, Inc.†	430	14,392
Seagen, Inc.†	6,170	856,766
TG Therapeutics, Inc.†	1,206	58,129
Ultragenyx Pharmaceutical, Inc.†	1,233	140,389
United Therapeutics Corp.†	500	83,635
		11,531,417
Medical-Drugs — 0.5%
Horizon Therapeutics PLC†	8,851	814,646
PRA Health Sciences, Inc.†	1,205	184,763
Reata Pharmaceuticals, Inc., Class A†	2,087	208,074
		1,207,483
Medical-HMO — 0.2%
Centene Corp.†	1,452	92,797
Molina Healthcare, Inc.†	2,036	475,936
		568,733
Medical-Hospitals — 0.0%
Acadia Healthcare Co., Inc.†	1,446	82,624
Medical-Outpatient/Home Medical — 0.9%
Amedisys, Inc.†	1,719	455,174
American Well Corp., Class A†	895	15,546
Chemed Corp.	348	160,017
Oak Street Health, Inc.†	28,855	1,565,961
		2,196,698
Medical-Wholesale Drug Distribution — 1.3%
AmerisourceBergen Corp.	1,569	185,252
Cardinal Health, Inc.	6,563	398,702
GoodRx Holdings, Inc.†	23,854	930,783
McKesson Corp.	8,423	1,642,822
		3,157,559
Multimedia — 0.1%
FactSet Research Systems, Inc.	1,131	349,015
Networking Products — 0.1%
Arista Networks, Inc.†	1,082	326,645
Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.	1,623	175,252
Office Automation & Equipment — 0.4%
Zebra Technologies Corp., Class A†	2,041	990,252
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	1,969	361,607
Oil Companies-Exploration & Production — 0.1%
Venture Global LNG, Inc., Series B†(1)(2)	3	16,696
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Venture Global LNG, Inc., Series C†(1)(2)	42	$233,742
		250,438
Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	2,800	206,024
Patient Monitoring Equipment — 0.7%
Insulet Corp.†	6,355	1,658,147
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	998	81,736
Pipelines — 0.2%
Cheniere Energy, Inc.†	5,190	373,732
Equitrans Midstream Corp.	842	6,871
		380,603
Poultry — 0.0%
Pilgrim's Pride Corp.†	366	8,707
Power Converter/Supply Equipment — 0.4%
Generac Holdings, Inc.†	2,725	892,301
Private Equity — 0.0%
Carlyle Group, Inc.	249	9,153
Racetracks — 0.5%
Penn National Gaming, Inc.†	10,531	1,104,070
Radio — 0.0%
Liberty Media Corp. — Liberty SiriusXM, Series A†	216	9,521
Liberty Media Corp. — Liberty SiriusXM, Series C†	451	19,894
		29,415
Real Estate Investment Trusts — 0.5%
Americold Realty Trust	527	20,274
Brookfield Property REIT, Inc., Class A	787	14,127
CoreSite Realty Corp.	607	72,749
Equity LifeStyle Properties, Inc.	1,599	101,760
Extra Space Storage, Inc.	2,026	268,546
Iron Mountain, Inc.	3,759	139,121
Simon Property Group, Inc.	5,776	657,135
		1,273,712
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)	587	6,598
Recreational Centers — 0.5%
Planet Fitness, Inc., Class A†	14,631	1,130,976
Recreational Vehicles — 0.5%
Polaris, Inc.	9,688	1,293,348
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	300	98,793
Resort/Theme Parks — 0.0%
Vail Resorts, Inc.†	72	21,000
Respiratory Products — 0.3%
ResMed, Inc.	3,216	623,968
Retail-Apparel/Shoe — 3.3%
Burlington Stores, Inc.†	5,794	1,731,247
Lululemon Athletica, Inc.†	16,317	5,004,587

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe (continued)
Ross Stores, Inc.	10,789	$1,293,709
		8,029,543
Retail-Auto Parts — 1.1%
AutoZone, Inc.†	677	950,711
O'Reilly Automotive, Inc.†	3,488	1,769,288
		2,719,999
Retail-Automobile — 0.3%
CarMax, Inc.†	2,274	301,669
Carvana Co.†	1,253	328,787
Vroom, Inc.†	1,834	71,508
		701,964
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	927	106,429
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	400	86,476
Retail-Discount — 1.1%
Dollar Tree, Inc.†	4,967	568,523
Ollie's Bargain Outlet Holdings, Inc.†	22,797	1,983,339
		2,551,862
Retail-Floor Coverings — 0.9%
Floor & Decor Holdings, Inc., Class A†	22,184	2,118,128
Retail-Gardening Products — 0.4%
Tractor Supply Co.	5,893	1,043,532
Retail-Home Furnishings — 0.1%
RH†	200	119,320
Williams-Sonoma, Inc.	1,181	211,635
		330,955
Retail-Misc./Diversified — 0.9%
Five Below, Inc.†	10,892	2,078,085
Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	2,078	642,455
Retail-Pet Food & Supplies — 0.0%
Petco Health & Wellness Co., Inc.†	563	12,476
Retail-Restaurants — 2.4%
Chipotle Mexican Grill, Inc.†	3,287	4,670,235
Domino's Pizza, Inc.	2,146	789,277
Papa John's International, Inc.	892	79,067
Restaurant Brands International, Inc.	1,192	77,480
Wendy's Co.	4,021	81,466
Yum China Holdings, Inc.	1,962	116,170
Yum! Brands, Inc.	800	86,544
		5,900,239
Schools — 1.5%
2U, Inc.†	25,887	989,660
Bright Horizons Family Solutions, Inc.†	2,282	391,249
Chegg, Inc.†	26,581	2,276,928
Grand Canyon Education, Inc.†	900	96,390
		3,754,227
Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.1%
Maxim Integrated Products, Inc.†	1,978	$180,730
Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.†	430	10,901
Entegris, Inc.	8,244	921,679
KLA Corp.	7,084	2,340,554
MKS Instruments, Inc.	7,107	1,317,780
Teradyne, Inc.	7,711	938,274
		5,529,188
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	434	89,339
Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	12,074	1,054,664
Specified Purpose Acquisitions — 0.6%
BowX Acquisition Corp.†(7)	79,800	979,944
Soaring Eagle Acquisition Corp.†(7)	47,100	476,652
		1,456,596
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	400	95,068
Technology Services — 0.0%
Gitlab, Inc., Class B†(1)(2)	2,088	83,520
Squarespace, Inc., Class C†(1)(2)	326	22,305
		105,825
Telecom Services — 0.0%
Switch, Inc., Class A	1,980	32,195
Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	272	4,178
Television — 0.1%
Nexstar Media Group, Inc., Class A	638	89,594
World Wrestling Entertainment, Inc., Class A	1,029	55,834
		145,428
Theaters — 0.1%
Live Nation Entertainment, Inc.†	3,181	269,272
Therapeutics — 0.3%
Agios Pharmaceuticals, Inc.†	1,632	84,276
Neurocrine Biosciences, Inc.†	4,870	473,608
Sarepta Therapeutics, Inc.†	1,689	125,881
		683,765
Tools-Hand Held — 0.0%
MSA Safety, Inc.	181	27,154
Toys — 0.0%
Mattel, Inc.†	4,579	91,214
Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	467	44,566
Expeditors International of Washington, Inc.	3,222	346,977
		391,543
Transport-Truck — 0.6%
JB Hunt Transport Services, Inc.	1,608	270,257
Landstar System, Inc.	1,220	201,373
Old Dominion Freight Line, Inc.	3,686	886,151

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Truck (continued)
XPO Logistics, Inc.†	102	$12,577
		1,370,358
Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†	1,291	39,543
Veterinary Diagnostics — 0.4%
Elanco Animal Health, Inc.†	30,770	906,177
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	270	11,977
Web Hosting/Design — 0.5%
GoDaddy, Inc., Class A†	8,087	627,713
VeriSign, Inc.†	2,591	514,987
		1,142,700
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,314	247,098
Ubiquiti, Inc.	153	45,640
		292,738
Total Common Stocks (cost $160,489,982)		237,307,420
CONVERTIBLE PREFERRED SECURITIES — 0.6%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)	6,300	0
Applications Software — 0.2%
Magic Leap, Inc., Series C†(1)(2)	4,974	28,634
Tanium, Inc., Series G†(1)(2)	32,619	371,700
		400,334
Building & Construction-Misc. — 0.0%
Procore Technologies, Inc.† Series B†(1)(2)	132	8,316
Decision Support Software — 0.1%
Databricks, Inc.† Series F†(1)(2)	1,680	297,978
Databricks, Inc.† Series G†(1)(2)	162	28,734
		326,712
E-Commerce/Products — 0.1%
One Kings Lane, Inc., Series E†(2)	11,800	1,888
The Honest Co., Inc., Series C†(1)(2)	4,317	155,541
		157,429
E-Commerce/Services — 0.1%
Jand, Inc. (dba Warby Parker), Series AA†(1)(2)	356	8,733
Jand, Inc. (dba Warby Parker), Series B†(1)(2)	1	25
Rappi, Inc., Series E†(1)(2)	1,959	117,042
		125,800
Security Description	Shares/ Principal Amount	Value (Note 2)
Enterprise Software/Service — 0.1%
UiPath, Inc., Series D-1†(1)(2)	5,019	$312,562
UiPath, Inc., Series D-2†(1)(2)	843	52,498
Uipath, Inc. Series E†(1)(2)	105	6,539
Uipath, Inc. Series F†(1)(2)	424	26,405
		398,004
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Series D-1†(1)(2)	3,588	40,329
WeWork Cos., Inc., Series D-2†(1)(2)	2,819	31,685
WeWork Cos., Inc., Series E†(1)(2)	2,120	23,828
		95,842
Total Convertible Preferred Securities (cost $979,340)		1,512,437
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell Midcap Growth Index Fund (cost $7,288,738)	19,268	1,966,492
Total Long-Term Investment Securities (cost $168,758,060)		240,786,349
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(4)	151,431	151,431
T. Rowe Price Government Reserve Fund 0.04%(4)	100	100
		151,531
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.10% due 12/30/2021(5)	$60,000	59,976
Total Short-Term Investment Securities (cost $211,485)		211,507
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 03/31/2021, to be repurchased 04/01/2021 in the amount of $396,000 and collateralized by $405,800 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $404,003.	396,000	396,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	205,000	205,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	135,000	135,000
BNP Paribas SA Joint Repurchase Agreement(3)	120,000	120,000

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(3)	$185,000	$185,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	185,000	185,000
Total Repurchase Agreements (cost $1,226,000)		1,226,000
TOTAL INVESTMENTS (cost $170,195,545)(6)	99.7%	242,223,856
Other assets less liabilities	0.3	631,383
NET ASSETS	100.0%	$242,855,239

†  Non-income producing security

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Airbnb, Inc., Class A, Lock-Up Shares	01/21/2021	4,784	$222,682	$863,391	$180.47	0.36%
Airbnb, Inc., Class B, Lock-Up Shares	04/16/2014	4,182	85,131
	07/14/2015	638	29,697
		4,820	114,828	869,888	180.47	0.36
DataBricks, Inc.	07/24/2020	468	22,481
	08/28/2020	221	10,608
		689	33,089	122,206	177	0.05
Gitlab, Inc., Class B	12/15/2020	2,088	84,146	83,520	40.00	0.03
JAND, Inc. (dba Warby Parker), Class A	11/19/2020	174	4,278	4,268	24.53	0.00
Procore Technologies, Inc.	07/15/2020	198	8,910
	12/09/2020	331	20,861
		529	29,771	33,327	63.00	0.01
Squarespace, Inc., Class C	03/16/2021	326	22,305	22,305	68.42	0.01
Tanium, Inc., Class B	09/24/2020	1,910	21,765	21,765	11.40	0.01
Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Venture Global LNG, Inc., Series B	03/08/2018	3	$9,060	$16,696	$5,565.33	0.01%
Venture Global LNG, Inc., Series C	10/16/2017	39	147,069
	03/09/2018	3	9,060
		42	156,129	233,742	5,565.33	0.10
Vimeo, Inc., Class A (Voting Shares)	01/25/2021	1,501	48,647	50,039	33.34	0.02
WeWork Cos., Inc., Class A	05/26/2017	587	8,319	6,598	11.24	0.00
Convertible Preferred Securities
Databricks, Inc. Series F	10/22/2019	1,680	72,153	297,978	177.37	0.12
Databricks, Inc. Series G	02/01/2021	162	28,734	28,734	177.37	0.01
The Honest Co., Inc., Series C	08/20/2014	4,317	116,806	155,541	36.03	0.06
Jand, Inc. (dba Warby Parker), Series AA	11/19/2020	356	8,747	8,733	24.53	0.00
Jand, Inc. (dba Warby Parker), Series B	11/19/2020	1	24	25	24.53	0.00
Magic Leap, Inc., Series C	12/28/2015	4,974	114,566	28,634	5.76	0.01
Nanigans, Inc., Series B	03/16/2015	6,300	68,787	0	0.00	0.00
Procore Technologies, Inc., Series B	07/15/2020	132	5,940	8,316	63.00	0.00
Rappi, Inc., Series E	09/08/2020	1,959	117,042	117,042	59.75	0.05
Tanium, Inc., Series G	08/26/2015	32,619	161,930	371,700	11.40	0.15
UiPath, Inc., Series D-1	04/26/2019	5,019	65,835	312,562	62.28	0.13
UiPath, Inc., Series D-2	04/26/2019	843	11,058	52,498	62.28	0.02
UiPath, Inc., Series E	07/09/2020	105	1,952	6,539	62.28	0.00
UiPath, Inc., Series F	02/02/2021	424	26,405	26,405	62.28	0.01
WeWork Cos., Inc., Series D-1	12/09/2014	3,588	59,744	40,329	11.24	0.02
WeWork Cos., Inc., Series D-2	12/09/2014	2,819	46,940	31,685	11.24	0.02
WeWork Cos., Inc., Series E	06/23/2015	2,120	69,726	23,828	11.24	0.01
				$3,838,294		1.58%

(2)  Securities classified as Level 3 (see Note 2).

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  The rate shown is the 7-day yield as of March 31, 2021.

(5)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(6)  See Note 4 for cost of investments on a tax basis.

(7)  Consists of more than one type of securities traded together as a unit.

ADR — American Depositary Receipt

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P MidCap 400 E-Mini Index	June 2021	$528,723	$521,060	$(7,663)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Unfunded Commitments

Description	Shares	Acquisition Cost	Value	Unrealized Appreciation
Churchill Capital Corp. IV	45,169	$677,535	$942,316	$264,781
Climate Change Crisis Real Impact Acquisition Corp.	62,400	624,000	769,392	145,392
				$410,173
				Unrealized (Depreciation)
Decarbonization Plus Acquisition	25,800	$258,000	$243,578	$(14,422)
Dragoneer Growth Opportunities Corp.	2,683	26,830	24,509	(2,321)
FTAC Olympus Acquisition Corp.	8,900	89,000	84,666	(4,334)
Gores Holdings V, Inc.	9,860	98,600	88,562	(10,038)
Thoma Bravo Advantage	79,000	790,000	742,995	(47,005)
				$(78,120)
Net Unrealized Appreciation (Depreciation)				$332,053

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$2,519,124	$—	$21,765	$2,540,889
Building & Construction-Misc.	17,361	—	33,327	50,688
Decision Support Software	1,714,017	—	122,206	1,836,223
E-Commerce/Services	3,901,377	1,733,279	4,268	5,638,924
Internet Content-Entertainment	10,205,516	—	50,039	10,255,555
Oil Companies-Exploration & Production	—	—	250,438	250,438
Real Estate Management/Services	—	—	6,598	6,598
Technology Services	—	—	105,825	105,825
Other Industries	216,622,280	—	—	216,622,280
Convertible Preferred Securities	—	—	1,512,437	1,512,437
Exchange-Traded Funds	1,966,492	—	—	1,966,492
Short-Term Investment Securities:
Registered Investment Companies	151,531	—	—	151,531
U.S. Government Treasuries	—	59,976	—	59,976
Repurchase Agreements	—	1,226,000	—	1,226,000
Total Investments at Value	$237,097,698	$3,019,255	$2,106,903	$242,223,856
Other Financial Instruments:†
Unfunded Commitments	$—	$410,173	$—	$410,173
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$7,663	$—	$—	$7,663
Unfunded Commitments	—	78,120	—	78,120
	$7,663	$78,120	$—	$85,783

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	7.6%
Electric-Integrated	5.6
Banks-Commercial	3.4
Oil Companies-Exploration & Production	3.2
Insurance-Multi-line	2.4
Registered Investment Companies	2.3
Chemicals-Diversified	2.1
Medical Products	2.0
Diversified Manufacturing Operations	1.9
Banks-Fiduciary	1.9
Medical-Wholesale Drug Distribution	1.5
Insurance Brokers	1.5
Banks-Super Regional	1.5
Dental Supplies & Equipment	1.4
Insurance-Life/Health	1.4
Food-Misc./Diversified	1.3
Agricultural Operations	1.2
Gold Mining	1.2
Building & Construction Products-Misc.	1.2
Medical-Hospitals	1.1
Containers-Paper/Plastic	1.1
Medical Labs & Testing Services	1.1
Apparel Manufacturers	1.0
Investment Management/Advisor Services	1.0
Airlines	1.0
Electronic Components-Semiconductors	1.0
Exchange-Traded Funds	1.0
Oil Companies-Integrated	0.9
Agricultural Biotech	0.9
Insurance-Property/Casualty	0.9
Computer Services	0.9
Publishing-Newspapers	0.9
Pipelines	0.8
Electronic Measurement Instruments	0.8
Building-Residential/Commercial	0.8
Building Products-Air & Heating	0.8
Oil-Field Services	0.8
Medical-Biomedical/Gene	0.7
Insurance-Reinsurance	0.7
Distribution/Wholesale	0.7
Food-Baking	0.7
Auto-Heavy Duty Trucks	0.7
Building Products-Cement	0.7
Non-Ferrous Metals	0.7
Medical-Drugs	0.6
Auto/Truck Parts & Equipment-Original	0.6
Tools-Hand Held	0.6
Food-Wholesale/Distribution	0.6
Metal-Copper	0.6
Cable/Satellite TV	0.6
Broadcast Services/Program	0.6
Machinery-Farming	0.6
Transport-Truck	0.6
Semiconductor Components-Integrated Circuits	0.6
Medical-Generic Drugs	0.6
Food-Retail	0.6
Machinery-Pumps	0.6
Chemicals-Specialty	0.5
Transport-Services	0.5
Machinery-General Industrial	0.5
Electric-Distribution	0.5%
Repurchase Agreements	0.5
Aerospace/Defense-Equipment	0.5
Commercial Services	0.5
Engineering/R&D Services	0.5
Gas-Distribution	0.5
Schools	0.5
Semiconductor Equipment	0.5
Electronic Components-Misc.	0.5
Recreational Vehicles	0.5
Finance-Credit Card	0.5
Commercial Services-Finance	0.5
Finance-Investment Banker/Broker	0.4
Office Automation & Equipment	0.4
Finance-Consumer Loans	0.4
Hotels/Motels	0.4
Wireless Equipment	0.4
Telecom Equipment-Fiber Optics	0.4
Food-Catering	0.4
Retail-Restaurants	0.4
Building Products-Wood	0.4
Oil Refining & Marketing	0.4
Investment Companies	0.3
Non-Hazardous Waste Disposal	0.3
E-Commerce/Services	0.3
Finance-Other Services	0.3
Machinery-Electrical	0.3
Savings & Loans/Thrifts	0.3
Rental Auto/Equipment	0.3
Food-Confectionery	0.3
Computers	0.3
Diagnostic Equipment	0.3
Electronic Connectors	0.3
Footwear & Related Apparel	0.3
Transport-Marine	0.3
Coatings/Paint	0.3
Internet Content-Entertainment	0.3
Home Decoration Products	0.3
Multimedia	0.3
Toys	0.2
Silver Mining	0.2
Aerospace/Defense	0.2
Dialysis Centers	0.2
Brewery	0.2
Medical Instruments	0.2
Enterprise Software/Service	0.2
Computer Data Security	0.2
Auto-Cars/Light Trucks	0.2
Retail-Discount	0.2
Batteries/Battery Systems	0.2
Steel-Producers	0.2
Beverages-Non-alcoholic	0.2
Independent Power Producers	0.2
Cruise Lines	0.2
Retail-Auto Parts	0.2
Entertainment Software	0.2
Telephone-Integrated	0.2
Consumer Products-Misc.	0.2
Oil Field Machinery & Equipment	0.2
Water	0.2

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited) (continued)

Industry Allocation* (continued)
Retail-Major Department Stores	0.2%
Poultry	0.2
Veterinary Diagnostics	0.2
Real Estate Management/Services	0.2
Electric Products-Misc.	0.2
Textile-Home Furnishings	0.2
Food-Meat Products	0.2
Publishing-Books	0.2
Resorts/Theme Parks	0.2
Private Equity	0.1
Computers-Memory Devices	0.1
Retail-Automobile	0.1
Casino Hotels	0.1
Applications Software	0.1
Retail-Apparel/Shoe	0.1
Advertising Agencies	0.1
Computer Software	0.1
Transport-Rail	0.1
Finance-Auto Loans	0.1
Athletic Equipment	0.1
Retail-Consumer Electronics	0.1
Paper & Related Products	0.1
Industrial Automated/Robotic	0.1
Real Estate Operations & Development	0.1
Agricultural Chemicals	0.1
Professional Sports	0.1
Electronic Parts Distribution	0.1
Containers-Metal/Glass	0.1
Instruments-Scientific	0.1
Human Resources	0.1
Energy-Alternate Sources	0.1
Appliances	0.1
Internet Infrastructure Software	0.1
Retail-Home Furnishings	0.1
Telecommunication Equipment	0.1
Diagnostic Kits	0.1
Hazardous Waste Disposal	0.1
Water Treatment Systems	0.1
Disposable Medical Products	0.1
Radio	0.1
Retail-Regional Department Stores	0.1
Data Processing/Management	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	4,650	$135,780
Omnicom Group, Inc.	2,545	188,712
		324,492
Aerospace/Defense — 0.2%
Rolls-Royce Holdings PLC†	54,665	79,355
Spirit AeroSystems Holdings, Inc., Class A	1,254	61,007
Teledyne Technologies, Inc.†	434	179,524
TransDigm Group, Inc.†	492	289,257
		609,143
Aerospace/Defense-Equipment — 0.5%
HEICO Corp.	105	13,209
HEICO Corp., Class A	182	20,675
Hexcel Corp.†	997	55,832
Howmet Aerospace, Inc.†	11,310	363,390
L3Harris Technologies, Inc.	4,324	876,389
		1,329,495
Agricultural Biotech — 0.9%
Corteva, Inc.	50,701	2,363,681
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,555	115,946
Mosaic Co.	4,133	130,644
		246,590
Agricultural Operations — 1.1%
Archer-Daniels-Midland Co.	15,125	862,125
Bunge, Ltd.	26,166	2,074,179
		2,936,304
Airlines — 1.0%
Alaska Air Group, Inc.†	7,477	517,483
American Airlines Group, Inc.†	7,393	176,693
Copa Holdings SA, Class A†	375	30,296
Delta Air Lines, Inc.†	13,190	636,813
JetBlue Airways Corp.†	3,759	76,458
Southwest Airlines Co.†	15,867	968,839
United Airlines Holdings, Inc.†	3,729	214,567
		2,621,149
Apparel Manufacturers — 1.0%
Capri Holdings, Ltd.†	1,717	87,567
Carter's, Inc.†	513	45,621
Columbia Sportswear Co.	345	36,442
Hanesbrands, Inc.	4,149	81,611
PVH Corp.†	4,942	522,369
Ralph Lauren Corp.†	7,569	932,198
Tapestry, Inc.†	3,309	136,364
Under Armour, Inc., Class A†	2,253	49,927
Under Armour, Inc., Class C†	2,356	43,492
Urban Outfitters, Inc.†	12,240	455,206
VF Corp.	3,636	290,589
		2,681,386
Appliances — 0.1%
Whirlpool Corp.	740	163,059
Security Description	Shares	Value (Note 2)
Applications Software — 0.1%
C3.ai, Inc., Class A†	32	$2,109
CDK Global, Inc.	1,272	68,764
Concentrix Corp.†	497	74,411
Datto Holding Corp.†	145	3,322
Duck Creek Technologies, Inc.†	148	6,681
Jamf Holding Corp.†	253	8,936
JFrog, Ltd.†	27	1,198
nCino, Inc.†	94	6,272
Nuance Communications, Inc.†	3,410	148,812
RealPage, Inc.†	132	11,510
		332,015
Athletic Equipment — 0.1%
Peloton Interactive, Inc., Class A†	2,303	258,949
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	676	66,735
Auto Repair Centers — 0.0%
Driven Brands Holdings, Inc.†	393	9,990
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	46,698	572,050
Auto-Heavy Duty Trucks — 0.7%
Cummins, Inc.	1,765	457,329
PACCAR, Inc.	14,515	1,348,734
		1,806,063
Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	474	19,353
Aptiv PLC†	3,207	442,245
BorgWarner, Inc.	2,554	118,403
Gentex Corp.	2,935	104,692
Lear Corp.	5,187	940,144
		1,624,837
Banks-Commercial — 3.4%
Associated Banc-Corp	1,813	38,689
Bank of Hawaii Corp.	472	42,239
Bank OZK	1,461	59,682
BOK Financial Corp.	375	33,495
Citizens Financial Group, Inc.	5,101	225,209
Commerce Bancshares, Inc.	1,264	96,835
Cullen/Frost Bankers, Inc.	670	72,869
East West Bancorp, Inc.	6,871	507,080
First Citizens BancShares, Inc., Class A	75	62,683
First Hawaiian, Inc.	1,551	42,451
First Horizon Corp.	6,529	110,405
First Republic Bank	2,067	344,672
FNB Corp.	3,858	48,997
M&T Bank Corp.	1,533	232,418
PacWest Bancorp	1,396	53,257
Pinnacle Financial Partners, Inc.	884	78,375
Popular, Inc.	9,027	634,779
Prosperity Bancshares, Inc.	6,056	453,534
Regions Financial Corp.	11,500	237,590
Signature Bank	3,712	839,283
SVB Financial Group†	1,777	877,234

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Synovus Financial Corp.	1,750	$80,063
TCF Financial Corp.	1,805	83,860
Truist Financial Corp.	14,115	823,187
Umpqua Holdings Corp.	26,877	471,691
Webster Financial Corp.	1,071	59,023
Westamerica BanCorp	12,993	815,701
Western Alliance Bancorp	1,169	110,400
Wintrust Financial Corp.	6,862	520,140
Zions Bancorp NA	14,553	799,833
		8,855,674
Banks-Fiduciary — 1.9%
Northern Trust Corp.	20,122	2,115,023
State Street Corp.	31,280	2,627,833
		4,742,856
Banks-Super Regional — 1.5%
Comerica, Inc.	9,085	651,758
Fifth Third Bancorp	55,236	2,068,588
Huntington Bancshares, Inc.	12,088	190,023
KeyCorp	44,954	898,181
		3,808,550
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	11,444	543,132
Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	10,093	526,451
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	80	5,094
Brown-Forman Corp., Class B	320	22,070
		27,164
Brewery — 0.2%
Carlsberg A/S, Class B	3,118	479,061
Molson Coors Beverage Co., Class B†	2,129	108,898
		587,959
Broadcast Services/Program — 0.6%
Discovery, Inc., Class A†	1,867	81,140
Discovery, Inc., Class C†	15,965	588,949
Fox Corp., Class A	18,173	656,227
Fox Corp., Class B	1,891	66,052
Liberty Media Corp. - Liberty Formula One, Series A†	299	11,428
Liberty Media Corp. - Liberty Formula One, Series C†	2,372	102,684
		1,506,480
Building & Construction Products-Misc. — 1.2%
Armstrong World Industries, Inc.	4,464	402,162
AZEK Co., Inc.†	916	38,518
Fortune Brands Home & Security, Inc.	8,099	776,046
Owens Corning	9,776	900,272
Summit Materials, Inc., Class A†	29,457	825,385
		2,942,383
Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	852	45,795
Security Description	Shares	Value (Note 2)
Building Products-Air & Heating — 0.8%
Carrier Global Corp.	6,665	$281,396
Johnson Controls International PLC	26,450	1,578,272
Lennox International, Inc.	414	128,998
		1,988,666
Building Products-Cement — 0.7%
Eagle Materials, Inc.	494	66,399
Martin Marietta Materials, Inc.	744	249,850
MDU Resources Group, Inc.	2,385	75,390
Vulcan Materials Co.	8,227	1,388,306
		1,779,945
Building Products-Wood — 0.4%
Masco Corp.	14,907	892,929
Building-Maintenance & Services — 0.0%
Rollins, Inc.	333	11,462
Terminix Global Holdings, Inc.†	1,583	75,461
		86,923
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	636	85,695
Building-Residential/Commercial — 0.8%
D.R. Horton, Inc.	3,957	352,648
Lennar Corp., Class A	3,239	327,884
Lennar Corp., Class B	188	15,480
NVR, Inc.†	36	169,594
PulteGroup, Inc.	3,201	167,860
Toll Brothers, Inc.	17,114	970,877
		2,004,343
Cable/Satellite TV — 0.6%
DISH Network Corp., Class A†	15,168	549,082
Liberty Broadband Corp., Class A†	296	42,964
Liberty Broadband Corp., Class C†	6,065	910,660
Sirius XM Holdings, Inc.	5,309	32,332
		1,535,038
Casino Hotels — 0.1%
MGM Resorts International	5,633	213,998
Wynn Resorts, Ltd.†	945	118,474
		332,472
Cellular Telecom — 0.0%
United States Cellular Corp.†	174	6,348
Chemicals-Diversified — 2.1%
Celanese Corp.	6,056	907,249
DuPont de Nemours, Inc.	9,271	716,463
Eastman Chemical Co.	10,998	1,211,100
FMC Corp.	4,405	487,237
Huntsman Corp.	2,396	69,077
LyondellBasell Industries NV, Class A	3,070	319,433
Olin Corp.	1,706	64,777
PPG Industries, Inc.	5,034	756,409
Westlake Chemical Corp.	9,029	801,685
		5,333,430
Chemicals-Specialty — 0.5%
Albemarle Corp.	1,386	202,508
Ashland Global Holdings, Inc.	6,145	545,492

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty (continued)
Cabot Corp.	666	$34,925
Chemours Co.	1,954	54,536
Element Solutions, Inc.	2,596	47,481
International Flavors & Fragrances, Inc.	2,982	416,317
NewMarket Corp.	14	5,322
Valvoline, Inc.	2,174	56,676
W.R. Grace & Co.	432	25,860
		1,389,117
Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	22,309	659,900
RPM International, Inc.	251	23,055
		682,955
Commercial Services — 0.5%
Cintas Corp.	1,043	355,986
CoreLogic, Inc.	828	65,619
Dun & Bradstreet Holdings, Inc.†	847	20,167
John Wiley & Sons, Inc., Class A	516	27,967
Macquarie Infrastructure Corp.	879	27,961
Nielsen Holdings PLC	4,264	107,240
Quanta Services, Inc.	8,189	720,468
		1,325,408
Commercial Services-Finance — 0.5%
Equifax, Inc.	374	67,743
Euronet Worldwide, Inc.†	601	83,118
Global Payments, Inc.	3,201	645,258
H&R Block, Inc.	653	14,235
IHS Markit, Ltd.	2,163	209,335
Morningstar, Inc.	42	9,452
Sabre Corp.†	3,800	56,278
TransUnion	202	18,180
WEX, Inc.†	482	100,844
		1,204,443
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	55	7,938
Synopsys, Inc.†	130	32,212
		40,150
Computer Data Security — 0.2%
Cognyte Software, Ltd.†	6,483	180,292
Crowdstrike Holdings, Inc., Class A†	508	92,715
McAfee Corp., Class A	13,371	304,057
		577,064
Computer Services — 0.9%
Amdocs, Ltd.	11,601	813,810
CACI International, Inc., Class A†	249	61,418
Cognizant Technology Solutions Corp., Class A	5,355	418,333
DXC Technology Co.†	3,034	94,843
Genpact, Ltd.	1,372	58,749
Leidos Holdings, Inc.	7,989	769,181
Science Applications International Corp.	605	50,572
		2,266,906
Security Description	Shares	Value (Note 2)
Computer Software — 0.1%
Akamai Technologies, Inc.†	337	$34,340
Citrix Systems, Inc.	1,074	150,747
SolarWinds Corp.†	557	9,714
Teradata Corp.†	303	11,677
Twilio, Inc., Class A†	289	98,480
		304,958
Computers — 0.3%
Hewlett Packard Enterprise Co.	15,442	243,057
HP, Inc.	15,458	490,792
		733,849
Computers-Integrated Systems — 0.0%
NCR Corp.†	1,537	58,329
Computers-Memory Devices — 0.1%
NetApp, Inc.	1,214	88,221
Pure Storage, Inc., Class A†	1,261	27,162
Western Digital Corp.	3,645	243,304
		358,687
Computers-Other — 0.0%
Lumentum Holdings, Inc.†	808	73,811
Consulting Services — 0.0%
FTI Consulting, Inc.†	420	58,846
Consumer Products-Misc. — 0.2%
Clorox Co.	440	84,867
Reynolds Consumer Products, Inc.	11,663	347,324
Spectrum Brands Holdings, Inc.	502	42,670
		474,861
Containers-Metal/Glass — 0.1%
Ardagh Group SA	221	5,616
Ball Corp.	244	20,676
Crown Holdings, Inc.	1,392	135,080
Silgan Holdings, Inc.	941	39,550
		200,922
Containers-Paper/Plastic — 1.1%
Amcor PLC	16,035	187,289
AptarGroup, Inc.	769	108,944
Berry Global Group, Inc.†	10,689	656,305
Graphic Packaging Holding Co.	37,266	676,751
Packaging Corp. of America	1,121	150,752
Sealed Air Corp.	1,860	85,225
Sonoco Products Co.	1,199	75,897
WestRock Co.	16,069	836,391
		2,777,554
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A†	3,448	31,066
Cruise Lines — 0.2%
Carnival Corp.†	7,260	192,680
Norwegian Cruise Line Holdings, Ltd.†	4,340	119,741
Royal Caribbean Cruises, Ltd.†	2,363	202,296
		514,717

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management — 0.1%
Jack Henry & Associates, Inc.	198	$30,041
Paychex, Inc.	807	79,102
		109,143
Dental Supplies & Equipment — 1.4%
DENTSPLY SIRONA, Inc.	32,886	2,098,456
Patterson Cos., Inc.	48,649	1,554,335
		3,652,791
Diagnostic Equipment — 0.3%
PerkinElmer, Inc.	5,687	729,585
Diagnostic Kits — 0.1%
QIAGEN NV†	2,691	131,025
Dialysis Centers — 0.2%
DaVita, Inc.†	742	79,965
Fresenius Medical Care AG & Co. KGaA	4,021	295,752
Fresenius SE & Co. KGaA	5,076	226,081
		601,798
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	170	34,925
Teleflex, Inc.	206	85,585
		120,510
Distribution/Wholesale — 0.7%
Fastenal Co.	1,296	65,163
IAA, Inc.†	1,224	67,491
LKQ Corp.†	24,440	1,034,545
Univar Solutions, Inc.†	22,563	486,007
Watsco, Inc.	390	101,693
WW Grainger, Inc.	139	55,729
		1,810,628
Diversified Manufacturing Operations — 1.9%
A.O. Smith Corp.	1,588	107,365
Carlisle Cos., Inc.	628	103,356
Eaton Corp. PLC	7,247	1,002,115
ITT, Inc.	7,639	694,462
Parker-Hannifin Corp.	1,533	483,554
Textron, Inc.	33,509	1,879,185
Trane Technologies PLC	2,860	473,502
Trinity Industries, Inc.	1,052	29,971
		4,773,510
E-Commerce/Products — 0.0%
Leslie's, Inc.†	566	13,862
Wayfair, Inc., Class A†	75	23,606
		37,468
E-Commerce/Services — 0.3%
Expedia Group, Inc.†	1,468	252,672
GrubHub, Inc.†	995	59,700
Lyft, Inc., Class A†	3,015	190,488
TripAdvisor, Inc.†	1,203	64,709
Zillow Group, Inc., Class A†	624	81,981
Zillow Group, Inc., Class C†	1,542	199,905
		849,455
Security Description	Shares	Value (Note 2)
Electric Products-Misc. — 0.2%
AMETEK, Inc.	2,744	$350,491
Littelfuse, Inc.	282	74,572
		425,063
Electric-Distribution — 0.5%
Consolidated Edison, Inc.	9,708	726,158
Sempra Energy	4,674	619,679
		1,345,837
Electric-Integrated — 5.6%
AES Corp.	36,200	970,522
Alliant Energy Corp.	2,990	161,938
Ameren Corp.	9,721	790,901
Avangrid, Inc.	678	33,771
CenterPoint Energy, Inc.	60,191	1,363,326
CMS Energy Corp.	15,028	920,014
DTE Energy Co.	2,300	306,222
Edison International	11,765	689,429
Entergy Corp.	2,405	239,225
Evergy, Inc.	2,709	161,267
Eversource Energy	12,759	1,104,802
FirstEnergy Corp.	56,536	1,961,234
Hawaiian Electric Industries, Inc.	1,280	56,870
IDACORP, Inc.	603	60,282
OGE Energy Corp.	2,391	77,373
PG&E Corp.†	216,170	2,531,351
Pinnacle West Capital Corp.	10,173	827,574
PPL Corp.	9,226	266,078
Public Service Enterprise Group, Inc.	19,210	1,156,634
WEC Energy Group, Inc.	3,782	353,957
Xcel Energy, Inc.	6,294	418,614
		14,451,384
Electronic Components-Misc. — 0.5%
Garmin, Ltd.	1,790	236,012
Hubbell, Inc.	646	120,731
Jabil, Inc.	1,425	74,328
nVent Electric PLC	1,859	51,885
Sensata Technologies Holding PLC†	12,550	727,272
		1,210,228
Electronic Components-Semiconductors — 1.0%
Cree, Inc.†	1,321	142,840
IPG Photonics Corp.†	397	83,743
Marvell Technology Group, Ltd.	23,051	1,129,038
Microchip Technology, Inc.	748	116,104
ON Semiconductor Corp.†	11,916	495,825
Qorvo, Inc.†	1,366	249,568
Skyworks Solutions, Inc.	1,973	362,006
		2,579,124
Electronic Connectors — 0.3%
Amphenol Corp., Class A	2,845	187,685
TE Connectivity, Ltd.	4,195	541,616
		729,301
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	3,339	424,521
FLIR Systems, Inc.	1,561	88,150

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Measurement Instruments (continued)
Fortive Corp.	3,561	$251,549
Keysight Technologies, Inc.†	1,487	213,236
National Instruments Corp.	19,224	830,188
Trimble, Inc.†	2,985	232,203
Vontier Corp.†	1,827	55,303
		2,095,150
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	885	98,076
Avnet, Inc.	1,173	48,691
SYNNEX Corp.	497	57,075
		203,842
Electronic Security Devices — 0.0%
Allegion PLC	386	48,489
Electronics-Military — 0.0%
Mercury Systems, Inc.†	122	8,619
Energy-Alternate Sources — 0.1%
Array Technologies, Inc.†	1,354	40,376
First Solar, Inc.†	1,099	95,943
Shoals Technologies Group, Inc., Class A†	979	34,050
		170,369
Engineering/R&D Services — 0.5%
AECOM†	1,688	108,218
Jacobs Engineering Group, Inc.	1,549	200,239
KBR, Inc.	26,441	1,015,070
		1,323,527
Enterprise Software/Service — 0.2%
BigCommerce Holdings, Inc., Series 1†	88	5,086
Ceridian HCM Holding, Inc.†	414	34,888
Guidewire Software, Inc.†	814	82,727
Manhattan Associates, Inc.†	82	9,625
Pegasystems, Inc.	48	5,488
SS&C Technologies Holdings, Inc.	2,127	148,614
Verint Systems, Inc.†	6,483	294,912
		581,340
Entertainment Software — 0.2%
Electronic Arts, Inc.	3,200	433,184
Playtika Holding Corp.†	474	12,898
Take-Two Interactive Software, Inc.†	102	18,023
Unity Software, Inc.†	59	5,918
Zynga, Inc., Class A†	1,879	19,185
		489,208
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	1,363	79,272
Finance-Auto Loans — 0.1%
Ally Financial, Inc.	4,471	202,134
Credit Acceptance Corp.†	105	37,824
Santander Consumer USA Holdings, Inc.	861	23,299
		263,257
Security Description	Shares	Value (Note 2)
Finance-Consumer Loans — 0.4%
LendingTree, Inc.†	7	$1,491
OneMain Holdings, Inc.	874	46,951
SLM Corp.	41,671	748,828
Synchrony Financial	6,978	283,725
Upstart Holdings, Inc.†	131	16,881
		1,097,876
Finance-Credit Card — 0.5%
Alliance Data Systems Corp.	560	62,771
Discover Financial Services	10,999	1,044,795
Western Union Co.	3,955	97,530
		1,205,096
Finance-Investment Banker/Broker — 0.4%
Evercore, Inc., Class A	472	62,181
Interactive Brokers Group, Inc., Class A	878	64,129
Jefferies Financial Group, Inc.	2,653	79,856
Lazard, Ltd., Class A	20,665	899,134
Tradeweb Markets, Inc., Class A	150	11,100
Virtu Financial, Inc., Class A	81	2,515
		1,118,915
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,274	62,426
Finance-Other Services — 0.3%
Cboe Global Markets, Inc.	5,620	554,638
Nasdaq, Inc.	1,370	202,020
SEI Investments Co.	1,349	82,195
		838,853
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	934	39,489
MGIC Investment Corp.	4,041	55,968
		95,457
Food-Baking — 0.7%
Flowers Foods, Inc.	75,937	1,807,301
Food-Catering — 0.4%
Aramark	14,636	552,948
Compass Group PLC†	19,829	399,519
		952,467
Food-Confectionery — 0.3%
Hershey Co.	403	63,739
J.M. Smucker Co.	5,370	679,466
		743,205
Food-Flour & Grain — 0.0%
Seaboard Corp.	3	11,070
Food-Meat Products — 0.2%
Hormel Foods Corp.	3,341	159,633
Tyson Foods, Inc., Class A	3,442	255,741
		415,374
Food-Misc./Diversified — 1.3%
Beyond Meat, Inc.†	126	16,395
Campbell Soup Co.	14,223	714,990
Conagra Brands, Inc.	5,836	219,434
Hain Celestial Group, Inc.†	1,013	44,167
Ingredion, Inc.	5,466	491,503

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Misc./Diversified (continued)
Kellogg Co.	11,383	$720,544
Kraft Heinz Co.	21,187	847,480
Lamb Weston Holdings, Inc.	1,346	104,288
McCormick & Co., Inc.	1,309	116,711
Post Holdings, Inc.†	720	76,118
TreeHouse Foods, Inc.†	672	35,105
		3,386,735
Food-Retail — 0.6%
Albertsons Cos., Inc., Class A	27,727	528,754
Grocery Outlet Holding Corp.†	406	14,977
Kroger Co.	24,322	875,349
Sprouts Farmers Market, Inc.†	221	5,883
		1,424,963
Food-Wholesale/Distribution — 0.6%
Performance Food Group Co.†	3,770	217,190
Sysco Corp.	16,416	1,292,596
US Foods Holding Corp.†	2,629	100,217
		1,610,003
Footwear & Related Apparel — 0.3%
Skechers U.S.A., Inc., Class A†	16,606	692,636
Funeral Services & Related Items — 0.0%
Service Corp. International	2,018	103,019
Garden Products — 0.0%
Scotts Miracle-Gro Co.	31	7,594
Gas-Distribution — 0.5%
Atmos Energy Corp.	4,620	456,687
National Fuel Gas Co.	12,782	638,972
NiSource, Inc.	4,581	110,448
UGI Corp.	2,489	102,074
		1,308,181
Gold Mining — 1.2%
AngloGold Ashanti, Ltd. ADR	12,000	263,640
Cia de Minas Buenaventura SAA ADR†	63,813	640,044
Endeavour Mining Corp.	9,950	200,552
Franco-Nevada Corp.	12,062	1,511,613
Gold Fields, Ltd. ADR	32,675	310,086
Royal Gold, Inc.	223	23,999
		2,949,934
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	616	51,781
Stericycle, Inc.†	1,093	73,788
		125,569
Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	79	6,972
Home Decoration Products — 0.3%
Newell Brands, Inc.	24,396	653,325
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,580	72,127
Tempur Sealy International, Inc.	586	21,424
		93,551
Security Description	Shares	Value (Note 2)
Hotels/Motels — 0.4%
Choice Hotels International, Inc.	416	$44,633
Extended Stay America, Inc.(7)	2,117	41,811
Hilton Worldwide Holdings, Inc.†	3,268	395,166
Hyatt Hotels Corp., Class A†	425	35,147
Travel + Leisure Co.	1,005	61,466
Wyndham Hotels & Resorts, Inc.	7,155	499,276
		1,077,499
Human Resources — 0.1%
ManpowerGroup, Inc.	693	68,538
Robert Half International, Inc.	1,319	102,974
		171,512
Independent Power Producers — 0.2%
NRG Energy, Inc.	1,901	71,725
Vistra Corp.	25,639	453,297
		525,022
Industrial Automated/Robotic — 0.1%
Colfax Corp.†	1,326	58,092
Rockwell Automation, Inc.	713	189,259
		247,351
Instruments-Controls — 0.0%
Mettler-Toledo International, Inc.†	17	19,647
Woodward, Inc.	675	81,425
		101,072
Instruments-Scientific — 0.1%
Waters Corp.†	678	192,667
Insurance Brokers — 1.5%
Arthur J. Gallagher & Co.	9,563	1,193,176
Brown & Brown, Inc.	22,289	1,018,830
Marsh & McLennan Cos., Inc.	4,479	545,542
Willis Towers Watson PLC	4,649	1,064,063
		3,821,611
Insurance-Life/Health — 1.4%
American National Group, Inc.	88	9,493
Athene Holding, Ltd., Class A†	12,078	608,731
Brighthouse Financial, Inc.†	18,439	815,926
Equitable Holdings, Inc.	31,473	1,026,649
Globe Life, Inc.	1,234	119,242
GoHealth, Inc., Class A†	477	5,576
Lincoln National Corp.	2,019	125,723
Primerica, Inc.	178	26,312
Principal Financial Group, Inc.	3,251	194,930
Prudential Financial, Inc.	4,739	431,723
Unum Group	2,433	67,710
Voya Financial, Inc.	1,478	94,060
		3,526,075
Insurance-Multi-line — 2.4%
American Financial Group, Inc.	853	97,327
Cincinnati Financial Corp.	6,918	713,177
CNA Financial Corp.	21,190	945,710
Hartford Financial Services Group, Inc.	27,047	1,806,469
Kemper Corp.	9,057	722,024
Loews Corp.	34,240	1,755,827
		6,040,534

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty — 0.9%
Alleghany Corp.†	149	$93,317
Arch Capital Group, Ltd.†	4,706	180,569
Assurant, Inc.	5,723	811,350
Erie Indemnity Co., Class A	129	28,497
Fidelity National Financial, Inc.	3,289	133,731
First American Financial Corp.	1,298	73,532
Hanover Insurance Group, Inc.	3,642	471,493
Lemonade, Inc.†	398	37,066
Markel Corp.†	162	184,619
Mercury General Corp.	327	19,885
Old Republic International Corp.	3,387	73,972
White Mountains Insurance Group, Ltd.	36	40,136
WR Berkley Corp.	1,666	125,533
		2,273,700
Insurance-Reinsurance — 0.7%
Axis Capital Holdings, Ltd.	904	44,812
Everest Re Group, Ltd.	2,931	726,331
Reinsurance Group of America, Inc.	5,185	653,569
RenaissanceRe Holdings, Ltd.	2,648	424,342
		1,849,054
Internet Content-Entertainment — 0.3%
Pinterest, Inc., Class A†	818	60,557
Twitter, Inc.†	9,335	593,986
		654,543
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	738	153,962
Internet Security — 0.0%
FireEye, Inc.†	2,092	40,940
Investment Companies — 0.3%
Groupe Bruxelles Lambert SA	8,442	873,768
Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.	539	80,327
Ameriprise Financial, Inc.	1,413	328,452
Apollo Global Management, Inc.	14,015	658,845
Franklin Resources, Inc.	3,308	97,917
Invesco, Ltd.	4,512	113,793
LPL Financial Holdings, Inc.	865	122,968
Raymond James Financial, Inc.	7,482	916,994
T. Rowe Price Group, Inc.	2,021	346,804
		2,666,100
Lasers-System/Components — 0.0%
Coherent, Inc.†	51	12,897
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	428	70,620
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	392	48,192
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	810	96,115
Machinery-Electrical — 0.3%
BWX Technologies, Inc.	409	26,969
Regal Beloit Corp.	5,589	797,439
		824,408
Security Description	Shares	Value (Note 2)
Machinery-Farming — 0.6%
AGCO Corp.	7,036	$1,010,722
CNH Industrial NV†	30,207	467,416
Toro Co.	127	13,099
		1,491,237
Machinery-General Industrial — 0.5%
Crane Co.	582	54,655
Gates Industrial Corp. PLC†	798	12,760
IDEX Corp.	902	188,807
Middleby Corp.†	659	109,229
Nordson Corp.	126	25,034
Otis Worldwide Corp.	4,886	334,447
Westinghouse Air Brake Technologies Corp.	7,961	630,193
		1,355,125
Machinery-Pumps — 0.6%
Curtiss-Wright Corp.	497	58,944
Dover Corp.	1,720	235,864
Flowserve Corp.	1,557	60,427
Graco, Inc.	988	70,761
Ingersoll Rand, Inc.†	15,549	765,166
Xylem, Inc.	2,141	225,190
		1,416,352
Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	2,031	24,839
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	10,789	57,505
Medical Information Systems — 0.0%
Change Healthcare, Inc.†	769	16,995
Signify Health, Inc., Class A†	81	2,370
		19,365
Medical Instruments — 0.2%
Bio-Techne Corp.	28	10,694
Boston Scientific Corp.†	12,141	469,249
Bruker Corp.	710	45,639
Integra LifeSciences Holdings Corp.†	854	59,003
		584,585
Medical Labs & Testing Services — 1.1%
Catalent, Inc.†	1,945	204,828
Charles River Laboratories International, Inc.†	67	19,418
ICON PLC†	642	126,069
IQVIA Holdings, Inc.†	1,414	273,100
Laboratory Corp. of America Holdings†	4,722	1,204,252
PPD, Inc.†	295	11,163
Quest Diagnostics, Inc.	6,041	775,302
Sotera Health Co.†	456	11,382
Syneos Health, Inc.†	872	66,141
Teladoc Health, Inc.†	85	15,449
		2,707,104
Medical Products — 2.0%
Baxter International, Inc.	13,329	1,124,168
Cooper Cos., Inc.	512	196,654
Envista Holdings Corp.†	1,909	77,887

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products (continued)
Globus Medical, Inc., Class A†	903	$55,688
Haemonetics Corp.†	40	4,440
Hill-Rom Holdings, Inc.	704	77,778
Hologic, Inc.†	12,173	905,428
STERIS PLC	953	181,527
Varian Medical Systems, Inc.†	961	169,645
Zimmer Biomet Holdings, Inc.	15,181	2,430,175
		5,223,390
Medical-Biomedical/Gene — 0.7%
ACADIA Pharmaceuticals, Inc.†	12,800	330,240
Acceleron Pharma, Inc.†	37	5,018
Alexion Pharmaceuticals, Inc.†	2,155	329,521
Berkeley Lights, Inc.†	134	6,731
Bio-Rad Laboratories, Inc., Class A†	253	144,506
BioMarin Pharmaceutical, Inc.†	3,940	297,509
Bluebird Bio, Inc.†	437	13,175
Certara, Inc.†	243	6,634
Exact Sciences Corp.†	233	30,705
Exelixis, Inc.†	2,343	52,928
Incyte Corp.†	3,466	281,682
Ionis Pharmaceuticals, Inc.†	2,603	117,031
Maravai LifeSciences Holdings, Inc., Class A†	225	8,019
Nektar Therapeutics†	2,073	41,460
Royalty Pharma PLC, Class A	2,199	95,920
Sage Therapeutics, Inc.†	567	42,440
Sana Biotechnology, Inc.†	89	2,979
United Therapeutics Corp.†	519	86,813
		1,893,311
Medical-Drugs — 0.6%
Alkermes PLC†	28,781	537,629
Galapagos NV†	2,560	198,500
Horizon Therapeutics PLC†	173	15,923
Jazz Pharmaceuticals PLC†	658	108,155
PRA Health Sciences, Inc.†	5,057	775,390
Reata Pharmaceuticals, Inc., Class A†	33	3,290
		1,638,887
Medical-Generic Drugs — 0.6%
Perrigo Co. PLC	23,009	931,174
Viatris, Inc.†	35,653	498,073
		1,429,247
Medical-HMO — 0.0%
Molina Healthcare, Inc.†	231	53,999
Medical-Hospitals — 1.1%
Acadia Healthcare Co., Inc.†	1,051	60,054
Select Medical Holdings Corp.†	60,945	2,078,225
Universal Health Services, Inc., Class B	5,403	720,706
		2,858,985
Medical-Outpatient/Home Medical — 0.0%
American Well Corp., Class A†	208	3,613
Oak Street Health, Inc.†	505	27,406
		31,019
Security Description	Shares	Value (Note 2)
Medical-Wholesale Drug Distribution — 1.5%
AmerisourceBergen Corp.	4,832	$570,514
Cardinal Health, Inc.	33,743	2,049,887
Covetrus, Inc.†	21,588	646,992
Henry Schein, Inc.†	1,706	118,124
McKesson Corp.	486	94,790
Premier, Inc., Class A	13,264	448,986
		3,929,293
Metal Processors & Fabrication — 0.0%
Timken Co.	758	61,527
Metal-Copper — 0.6%
Freeport-McMoRan, Inc.†	48,549	1,598,719
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A†	710	10,614
Lions Gate Entertainment Corp., Class B†	1,383	17,841
		28,455
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,830	73,383
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	604	31,946
Multimedia — 0.3%
ViacomCBS, Inc., Class A	129	6,085
ViacomCBS, Inc., Class B	13,693	617,554
		623,639
Networking Products — 0.0%
Arista Networks, Inc.†	125	37,736
Non-Ferrous Metals — 0.7%
Cameco Corp.	74,635	1,239,687
NAC Kazatomprom JSC GDR	18,800	457,603
NAC Kazatomprom JSC GDR	27	664
		1,697,954
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	8,724	866,729
Office Automation & Equipment — 0.4%
Xerox Holdings Corp.	2,016	48,928
Zebra Technologies Corp., Class A†	2,205	1,069,822
		1,118,750
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	586	107,619
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	1,250	33,700
Oil Companies-Exploration & Production — 3.2%
APA Corp.†	4,518	80,872
Cabot Oil & Gas Corp.	23,531	441,912
Canadian Natural Resources, Ltd.	36,141	1,115,673
Chesapeake Energy Corp.†	4,830	209,574
Cimarex Energy Co.	1,202	71,387
Continental Resources, Inc.†	895	23,154
Devon Energy Corp.	25,156	549,658
Diamondback Energy, Inc.	8,352	613,788
EQT Corp.†	122,238	2,271,182

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Hess Corp.	21,305	$1,507,542
Marathon Oil Corp.	9,429	100,702
Occidental Petroleum Corp.	10,049	267,504
Pioneer Natural Resources Co.	6,806	1,080,929
		8,333,877
Oil Companies-Integrated — 0.9%
Equinor ASA	20,631	403,543
Imperial Oil, Ltd.	81,012	1,958,870
Murphy Oil Corp.	1,740	28,554
		2,390,967
Oil Field Machinery & Equipment — 0.2%
NOV, Inc.†	33,072	453,748
Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	1,787	63,939
Marathon Petroleum Corp.	7,749	414,494
Valero Energy Corp.	5,676	406,401
		884,834
Oil-Field Services — 0.7%
Baker Hughes Co.	7,857	169,790
Frank's International NV†	112,315	398,718
Halliburton Co.	24,895	534,247
TechnipFMC PLC	78,100	602,932
		1,705,687
Paper & Related Products — 0.1%
International Paper Co.	4,707	254,507
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	645	52,825
Pipelines — 0.8%
Antero Midstream Corp.	3,431	30,982
Equitrans Midstream Corp.	91,115	743,499
ONEOK, Inc.	5,305	268,751
Plains GP Holdings LP, Class A	39,778	373,913
Targa Resources Corp.	11,751	373,094
Williams Cos., Inc.	14,559	344,903
		2,135,142
Poultry — 0.2%
Pilgrim's Pride Corp.†	429	10,206
Sanderson Farms, Inc.	2,725	424,500
		434,706
Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	64	20,957
Private Equity — 0.1%
Carlyle Group, Inc.	1,280	47,053
KKR & Co., Inc., Class A	6,505	317,769
		364,822
Professional Sports — 0.1%
Madison Square Garden Entertainment Corp.†	223	18,241
Madison Square Garden Sports Corp.†	1,058	189,869
		208,110
Security Description	Shares	Value (Note 2)
Protection/Safety — 0.0%
ADT, Inc.	1,845	$15,572
Publishing-Books — 0.2%
Scholastic Corp.	13,645	410,851
Publishing-Newspapers — 0.9%
New York Times Co., Class A	1,948	98,608
News Corp., Class A	80,165	2,038,596
News Corp., Class B	1,451	34,040
		2,171,244
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	878	38,702
Liberty Media Corp. - Liberty SiriusXM, Series C†	1,835	80,942
		119,644
Real Estate Investment Trusts — 7.6%
AGNC Investment Corp.	6,458	108,236
Alexandria Real Estate Equities, Inc.	1,624	266,823
American Campus Communities, Inc.	1,638	70,712
American Homes 4 Rent, Class A	3,264	108,822
Americold Realty Trust	2,560	98,483
Annaly Capital Management, Inc.	39,292	337,911
Apartment Income REIT Corp.	11,120	475,491
Apartment Investment & Management Co., Class A	60,538	371,703
Apple Hospitality REIT, Inc.	2,508	36,542
AvalonBay Communities, Inc.	1,685	310,899
Boston Properties, Inc.	4,497	455,366
Brandywine Realty Trust	2,016	26,027
Brixmor Property Group, Inc.	28,482	576,191
Brookfield Property REIT, Inc., Class A	46	826
Camden Property Trust	1,129	124,088
CoreSite Realty Corp.	157	18,816
Corporate Office Properties Trust	1,343	35,361
Cousins Properties, Inc.	1,771	62,605
CubeSmart	2,312	87,463
CyrusOne, Inc.	1,438	97,381
Douglas Emmett, Inc.	1,991	62,517
Duke Realty Corp.	4,409	184,869
Empire State Realty Trust, Inc., Class A	1,723	19,177
EPR Properties	885	41,232
Equity Commonwealth	23,160	643,848
Equity LifeStyle Properties, Inc.	1,228	78,150
Equity Residential	12,428	890,218
Essex Property Trust, Inc.	781	212,307
Extra Space Storage, Inc.	455	60,310
Federal Realty Investment Trust	914	92,725
First Industrial Realty Trust, Inc.	1,532	70,150
Gaming and Leisure Properties, Inc.	2,600	110,318
Healthcare Trust of America, Inc., Class A	2,601	71,736
Healthpeak Properties, Inc.	6,455	204,882
Highwoods Properties, Inc.	1,231	52,859

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts, Inc.†	38,863	$654,842
Hudson Pacific Properties, Inc.	1,797	48,753
Invitation Homes, Inc.	6,716	214,845
Iron Mountain, Inc.	1,417	52,443
JBG SMITH Properties	1,457	46,318
Kilroy Realty Corp.	1,390	91,226
Kimco Realty Corp.	4,942	92,663
Lamar Advertising Co., Class A	1,028	96,550
Life Storage, Inc.	10,927	939,176
Medical Properties Trust, Inc.	32,392	689,302
Mid-America Apartment Communities, Inc.	6,424	927,369
National Retail Properties, Inc.	2,070	91,225
New Residential Investment Corp.	4,958	55,778
Omega Healthcare Investors, Inc.	2,743	100,476
Outfront Media, Inc.†	1,720	37,548
Paramount Group, Inc.	2,236	22,651
Park Hotels & Resorts, Inc.†	2,812	60,683
Rayonier, Inc.	43,622	1,406,809
Realty Income Corp.	4,477	284,289
Regency Centers Corp.	15,504	879,232
Rexford Industrial Realty, Inc.	1,569	79,078
Simon Property Group, Inc.	834	94,884
SL Green Realty Corp.	841	58,862
Spirit Realty Capital, Inc.	8,949	380,332
Starwood Property Trust, Inc.	3,270	80,900
STORE Capital Corp.	2,888	96,748
Sun Communities, Inc.	5,802	870,532
UDR, Inc.	3,506	153,773
Ventas, Inc.	4,468	238,323
VEREIT, Inc.	2,618	101,107
VICI Properties, Inc.	31,459	888,402
Vornado Realty Trust	2,100	95,319
Weingarten Realty Investors	1,451	39,046
Welltower, Inc.	5,006	358,580
Weyerhaeuser Co.	54,712	1,947,747
WP Carey, Inc.	9,802	693,590
		19,434,445
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	3,993	315,886
Jones Lang LaSalle, Inc.†	616	110,289
		426,175
Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	467	44,426
St. Joe Co.	4,724	202,659
		247,085
Recreational Centers — 0.0%
Planet Fitness, Inc., Class A†	424	32,775
Recreational Vehicles — 0.5%
Brunswick Corp.	8,718	831,436
Polaris, Inc.	2,834	378,339
		1,209,775
Security Description	Shares	Value (Note 2)
Rental Auto/Equipment — 0.3%
AMERCO	107	$65,548
Element Fleet Management Corp.	37,356	408,726
United Rentals, Inc.†	862	283,865
		758,139
Resorts/Theme Parks — 0.2%
Six Flags Entertainment Corp.†	5,605	260,464
Vail Resorts, Inc.†	440	128,331
		388,795
Retail-Apparel/Shoe — 0.1%
Burlington Stores, Inc.†	82	24,502
Foot Locker, Inc.	1,238	69,637
Gap, Inc.	2,184	65,039
L Brands, Inc.†	2,745	169,806
		328,984
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	783	143,673
AutoZone, Inc.†	111	155,877
Genuine Parts Co.	1,682	194,422
		493,972
Retail-Automobile — 0.1%
AutoNation, Inc.†	686	63,949
CarMax, Inc.†	1,801	238,921
Penske Automotive Group, Inc.	381	30,571
Vroom, Inc.†	254	9,903
		343,344
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	550	49,604
Qurate Retail, Inc., Series A	4,556	53,579
		103,183
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,238	256,945
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	440	95,124
Retail-Discount — 0.2%
Dollar Tree, Inc.†	4,755	544,257
Ollie's Bargain Outlet Holdings, Inc.†	75	6,525
		550,782
Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	769	137,805
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.†	11,554	437,550
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	45	13,913
Retail-Pet Food & Supplies — 0.0%
Petco Health & Wellness Co., Inc.†	329	7,291
Retail-Regional Department Stores — 0.1%
Kohl's Corp.	1,883	112,246

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	1,557	$221,094
Wendy's Co.	21,409	433,746
Yum China Holdings, Inc.	4,465	264,373
		919,213
Retail-Sporting Goods — 0.0%
Dick's Sporting Goods, Inc.	746	56,808
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	575	13,800
Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	43,786	579,946
New York Community Bancorp, Inc.	5,382	67,921
People's United Financial, Inc.	5,061	90,592
Sterling Bancorp	2,313	53,245
TFS Financial Corp.	584	11,896
		803,600
Schools — 0.5%
2U, Inc.†	557	21,294
Bright Horizons Family Solutions, Inc.†	219	37,548
Graham Holdings Co., Class B	47	26,435
Grand Canyon Education, Inc.†	5,234	560,561
Strategic Education, Inc.	6,506	597,966
		1,243,804
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	2,310	358,235
Cirrus Logic, Inc.†	691	58,590
Maxim Integrated Products, Inc.	2,123	193,978
NXP Semiconductors NV	4,155	836,568
		1,447,371
Semiconductor Equipment — 0.5%
Allegro MicroSystems, Inc.†	326	8,264
Applied Materials, Inc.	8,862	1,183,963
Entegris, Inc.	103	11,515
MKS Instruments, Inc.	161	29,853
		1,233,595
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	429	88,310
Silver Mining — 0.2%
Fresnillo PLC	51,800	617,138
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	251	59,655
Steel-Producers — 0.2%
Nucor Corp.	3,607	289,534
Reliance Steel & Aluminum Co.	759	115,588
Steel Dynamics, Inc.	2,399	121,773
		526,895
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	1,829	100,083
Corning, Inc.	21,060	916,320
		1,016,403
Security Description	Shares	Value (Note 2)
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	2,199	$33,777
Juniper Networks, Inc.	3,934	99,648
		133,425
Telephone-Integrated — 0.2%
Lumen Technologies, Inc.	13,095	174,818
Telephone & Data Systems, Inc.	13,511	310,213
		485,031
Television — 0.0%
Nexstar Media Group, Inc., Class A	169	23,733
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	2,188	420,774
Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	664	34,289
Sarepta Therapeutics, Inc.†	500	37,265
		71,554
Tools-Hand Held — 0.6%
MSA Safety, Inc.	339	50,857
Snap-on, Inc.	644	148,596
Stanley Black & Decker, Inc.	7,121	1,421,850
		1,621,303
Toys — 0.2%
Hasbro, Inc.	1,522	146,295
Mattel, Inc.†	23,699	472,084
		618,379
Transport-Marine — 0.3%
Kirby Corp.†	713	42,979
SEACOR Holdings, Inc.†	7,817	318,543
Tidewater, Inc.†	26,219	328,524
		690,046
Transport-Rail — 0.1%
Kansas City Southern	1,085	286,353
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	11,586	1,105,652
Expeditors International of Washington, Inc.	782	84,214
Ryder System, Inc.	2,514	190,184
		1,380,050
Transport-Truck — 0.6%
JB Hunt Transport Services, Inc.	4,958	833,291
Knight-Swift Transportation Holdings, Inc.	8,856	425,885
Landstar System, Inc.	86	14,195
Old Dominion Freight Line, Inc.	161	38,706
Schneider National, Inc., Class B	706	17,629
XPO Logistics, Inc.†	1,032	127,246
		1,456,952
Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†	112	3,431
Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	14,503	427,113

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	932	$41,343
Water — 0.2%
American Water Works Co., Inc.	2,170	325,326
Essential Utilities, Inc.	2,677	119,796
		445,122
Water Treatment Systems — 0.1%
Pentair PLC	1,975	123,082
Web Hosting/Design — 0.0%
VeriSign, Inc.†	492	97,790
Wireless Equipment — 0.4%
Motorola Solutions, Inc.	5,457	1,026,188
Ubiquiti, Inc.	19	5,668
ViaSat, Inc.†	709	34,081
		1,065,937
Total Common Stocks (cost $182,673,003)		247,198,132
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Agricultural Operations — 0.1%
Bunge, Ltd. 4.88% (cost $220,716)	1,948	225,440
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell Mid-Cap Value ETF (cost $2,586,482)	23,590	2,578,387
FOREIGN CORPORATE BONDS & NOTES — 0.1%
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 11.00% due 12/01/2024* (cost $143,307)	$193,000	185,280
LOANS(4)(5)(6) — 0.0%
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. FRS BTL coupon TBD due 06/24/2024 (cost $28,874)	25,000	38,312
Total Long-Term Investment Securities (cost $185,652,382)		250,225,551
SHORT-TERM INVESTMENT SECURITIES — 2.3%
Registered Investment Companies — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(2)	1,962,210	1,962,284
T. Rowe Price Government Reserve Fund 0.04%(2)	3,986,054	3,986,054
		5,948,338
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.14% due 08/12/2021(3)	50,000	49,996
Total Short-Term Investment Securities (cost $5,998,313)		5,998,334
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 03/31/2021, to be repurchased 04/01/2021 in the amount of $1,337,000 and collateralized by $1,369,900 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $1,363,833 (cost $1,337,000)	$1,337,000	$1,337,000
TOTAL INVESTMENTS (cost $192,987,695)(1)	100.0%	257,560,885
Liabilities in excess of other assets	0.0	(75,298)
NET ASSETS	100.0%	$257,485,587

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2021, the aggregate value of these securities was $185,280 representing 0.1% of net assets.

(1)  See Note 4 for cost of investments on a tax basis.

(2)  The rate shown is the 7-day yield as of March 31, 2021.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(5)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(6)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(7)  Consists of more than one type of securities traded together as a unit.

ADR — American Depositary Receipt

BTL — Bank Term Loan

ETF — Exchange-Traded Funds

GDR — Global Depositary Receipt

FRS — Floating Rate Security

TBD — Senior loans purchased on a when-issued or delayed delivery basis. Certain details associated with the purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

The rates shown on FRS are the current interest rates as of March 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1	Long	S&P 400 E-Mini Index	June 2021	$264,361	$260,530	$(3,831)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$247,198,132	$—	$—	$247,198,132
Convertible Preferred Securities	225,440	—	—	225,440
Exchange-Traded Funds	2,578,387	—	—	2,578,387
Foreign Corporate Bonds & Notes	—	185,280	—	185,280
Loans	—	38,312	—	38,312
Short-Term Investment Securities:
Registered Investment Companies	5,948,338	—	—	5,948,338
U.S. Government Treasuries	—	49,996	—	49,996
Repurchase Agreements	—	1,337,000	—	1,337,000
Total Investments at Value	$255,950,297	$1,610,588	$—	$257,560,885
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,831	$—	$—	$3,831

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
Banks-Commercial	8.5%
Real Estate Investment Trusts	5.2
Medical-Biomedical/Gene	3.0
Medical Products	2.6
Chemicals-Specialty	2.6
Electronic Components-Semiconductors	2.0
Medical-Drugs	1.8
Computer Services	1.7
Savings & Loans/Thrifts	1.5
Distribution/Wholesale	1.4
Enterprise Software/Service	1.4
Human Resources	1.4
Building & Construction Products-Misc.	1.4
Electronic Components-Misc.	1.3
Medical Labs & Testing Services	1.3
Retail-Restaurants	1.3
Commercial Services	1.2
Building-Mobile Home/Manufactured Housing	1.1
Building & Construction-Misc.	1.1
Insurance-Property/Casualty	1.1
Auto/Truck Parts & Equipment-Original	1.0
Retail-Automobile	1.0
Aerospace/Defense-Equipment	1.0
Telecommunication Equipment	1.0
Oil Companies-Exploration & Production	0.9
Energy-Alternate Sources	0.9
Semiconductor Equipment	0.9
Exchange-Traded Funds	0.9
Insurance-Reinsurance	0.9
Apparel Manufacturers	0.9
Building-Residential/Commercial	0.9
Footwear & Related Apparel	0.9
Registered Investment Companies	0.9
Oil-Field Services	0.8
Building-Heavy Construction	0.8
Diversified Manufacturing Operations	0.8
Pastoral & Agricultural	0.8
Medical-Wholesale Drug Distribution	0.8
Rental Auto/Equipment	0.8
Electric-Integrated	0.7
Investment Management/Advisor Services	0.7
E-Services/Consulting	0.7
Metal Processors & Fabrication	0.7
Building-Maintenance & Services	0.7
Food-Misc./Diversified	0.7
Retail-Apparel/Shoe	0.7
Disposable Medical Products	0.7
Computer Software	0.7
Electronic Measurement Instruments	0.6
Machinery-General Industrial	0.6
Commercial Services-Finance	0.6
Food-Wholesale/Distribution	0.6
Gas-Distribution	0.6
Steel Pipe & Tube	0.6
Finance-Investment Banker/Broker	0.6
Real Estate Management/Services	0.6
Transport-Truck	0.6
Paper & Related Products	0.5
Home Furnishings	0.5
Medical Information Systems	0.5
Filtration/Separation Products	0.5%
Beverages-Non-alcoholic	0.5
Building Products-Cement	0.5
Retail-Misc./Diversified	0.5
Water	0.5
Insurance Brokers	0.5
Transport-Services	0.5
E-Commerce/Services	0.5
Medical Instruments	0.5
Applications Software	0.4
Wireless Equipment	0.4
Computers-Other	0.4
Textile-Products	0.4
Airlines	0.4
Telecom Equipment-Fiber Optics	0.4
Investment Companies	0.4
Chemicals-Diversified	0.4
Real Estate Operations & Development	0.4
Retail-Regional Department Stores	0.4
Insurance-Life/Health	0.4
Machinery-Electrical	0.3
Metal-Aluminum	0.3
Containers-Metal/Glass	0.3
Financial Guarantee Insurance	0.3
Machinery-Pumps	0.3
Computer Data Security	0.3
Building Products-Wood	0.3
Consumer Products-Misc.	0.3
Oil Refining & Marketing	0.3
Medical-Hospitals	0.3
Finance-Consumer Loans	0.3
Insurance-Multi-line	0.3
Networking Products	0.3
Therapeutics	0.3
Steel-Producers	0.3
Television	0.3
Medical-Generic Drugs	0.3
Diagnostic Kits	0.3
Professional Sports	0.3
Semiconductor Components-Integrated Circuits	0.3
Quarrying	0.3
Telecom Services	0.3
Consulting Services	0.3
Miscellaneous Manufacturing	0.3
Specified Purpose Acquisitions	0.2
Communications Software	0.2
Data Processing/Management	0.2
Machinery-Construction & Mining	0.2
Rubber/Plastic Products	0.2
Retail-Sporting Goods	0.2
Office Furnishings-Original	0.2
Internet Content-Information/News	0.2
Medical-Outpatient/Home Medical	0.2
Coal	0.2
Engineering/R&D Services	0.2
Retail-Office Supplies	0.2
Finance-Mortgage Loan/Banker	0.2
Auto-Truck Trailers	0.2
Oil & Gas Drilling	0.2
Resorts/Theme Parks	0.2

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited) (continued)

Industry Allocation* (continued)
Computers-Integrated Systems	0.2%
Building Products-Air & Heating	0.2
Retail-Bedding	0.2
Medical-Nursing Homes	0.2
Building Products-Doors & Windows	0.2
Medical-HMO	0.2
Audio/Video Products	0.2
Aerospace/Defense	0.1
Steel-Specialty	0.1
Printing-Commercial	0.1
Cosmetics & Toiletries	0.1
Casino Hotels	0.1
Advertising Agencies	0.1
Protection/Safety	0.1
Banks-Super Regional	0.1
Rubber-Tires	0.1
Retail-Home Furnishings	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Retail-Petroleum Products	0.1
Retail-Jewelry	0.1
Appliances	0.1
Linen Supply & Related Items	0.1
Machinery-Farming	0.1
Repurchase Agreements	0.1
Vitamins & Nutrition Products	0.1
Web Hosting/Design	0.1
Tobacco	0.1
Telephone-Integrated	0.1
Circuit Boards	0.1
Banks-Mortgage	0.1
Internet Connectivity Services	0.1
Agricultural Operations	0.1
Publishing-Books	0.1
Electronic Security Devices	0.1
Identification Systems	0.1
Health Care Cost Containment	0.1
Advanced Materials	0.1
Diversified Minerals	0.1
Racetracks	0.1
Golf	0.1
Containers-Paper/Plastic	0.1
Transactional Software	0.1
Transport-Marine	0.1
Finance-Commercial	0.1
Retail-Discount	0.1
Schools	0.1
Auto Repair Centers	0.1
Cable/Satellite TV	0.1
Satellite Telecom	0.1
Software Tools	0.1
Housewares	0.1
Oil Field Machinery & Equipment	0.1
Power Converter/Supply Equipment	0.1
Dental Supplies & Equipment	0.1
Retail-Leisure Products	0.1
Wire & Cable Products	0.1
Hazardous Waste Disposal	0.1
Food-Canned	0.1
Entertainment Software	0.1
Athletic Equipment	0.1
Electronic Connectors	0.1%
Office Supplies & Forms	0.1
Retail-Building Products	0.1
E-Marketing/Info	0.1
Veterinary Diagnostics	0.1
Transport-Air Freight	0.1
Broadcast Services/Program	0.1
Advertising Services	0.1
Environmental Consulting & Engineering	0.1
E-Commerce/Products	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.1%
Advanced Materials — 0.1%
Haynes International, Inc.	1,054	$31,272
Lydall, Inc.†	1,410	47,574
Materion Corp.	1,689	111,879
Park Aerospace Corp.	1,558	20,597
		211,322
Advertising Agencies — 0.1%
MDC Partners, Inc., Class A†	111,229	347,034
Advertising Services — 0.1%
National CineMedia, Inc.	29,445	136,036
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	2,966	344,234
National Presto Industries, Inc.	432	44,094
		388,328
Aerospace/Defense-Equipment — 1.0%
AAR Corp.†	9,956	414,668
Aerojet Rocketdyne Holdings, Inc.	5,991	281,337
Astronics Corp.†	11,100	200,244
Barnes Group, Inc.	5,871	290,849
Hexcel Corp.†	14,520	813,120
Kaman Corp.	2,304	118,172
Moog, Inc., Class A	3,339	277,638
Triumph Group, Inc.†	6,539	120,187
		2,516,215
Agricultural Operations — 0.1%
Andersons, Inc.	3,165	86,658
Fresh Del Monte Produce, Inc.	5,319	152,283
		238,941
Airlines — 0.4%
Allegiant Travel Co.†	2,041	498,127
Hawaiian Holdings, Inc.†	4,026	107,373
SkyWest, Inc.†	8,783	478,498
		1,083,998
Apparel Manufacturers — 0.9%
Deckers Outdoor Corp.†	1,050	346,941
Kontoor Brands, Inc.	3,909	189,704
Lakeland Industries, Inc.†	17,300	481,978
Oxford Industries, Inc.	15,393	1,345,656
		2,364,279
Appliances — 0.1%
iRobot Corp.†	2,343	286,268
Applications Software — 0.4%
Agilysys, Inc.†	1,689	81,005
Asana, Inc., Class A†	3,300	94,314
BM Technologies, Inc.†	411	4,788
Digi International, Inc.†	2,759	52,393
DigitalOcean Holdings, Inc.†	5,124	215,874
Ebix, Inc.	1,955	62,619
JFrog, Ltd.†	1,000	44,370
Outset Medical, Inc.†	900	48,951
PDF Solutions, Inc.†	2,435	43,294
PubMatic, Inc., Class A†	3,393	167,343
Sprout Social, Inc., Class A†	5,100	294,576
Viant Technology, Inc., Class A†	929	49,135
		1,158,662
Security Description	Shares	Value (Note 2)
Athletic Equipment — 0.1%
Vista Outdoor, Inc.†	4,846	$155,411
Audio/Video Products — 0.2%
Daktronics, Inc.†	3,063	19,205
Universal Electronics, Inc.†	1,147	63,051
Vizio Holding Corp., Class A†	12,641	306,544
		388,800
Auto Repair Centers — 0.1%
Monro, Inc.	2,777	182,727
Auto-Truck Trailers — 0.2%
Wabash National Corp.	26,625	500,550
Auto/Truck Parts & Equipment-Original — 1.0%
Adient PLC†	7,500	331,500
American Axle & Manufacturing Holdings, Inc.†	9,413	90,930
Cooper-Standard Holdings, Inc.†	1,404	50,993
Dana, Inc.	14,800	360,084
Dorman Products, Inc.†	2,379	244,181
Gentherm, Inc.†	12,572	931,711
Lear Corp.	900	163,125
Meritor, Inc.†	11,327	333,240
Methode Electronics, Inc.	3,194	134,084
Titan International, Inc.†	4,187	38,855
		2,678,703
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	4,100	189,215
Motorcar Parts of America, Inc.†	1,583	35,617
Standard Motor Products, Inc.	1,672	69,522
		294,354
B2B/E-Commerce — 0.0%
ePlus, Inc.†	1,122	111,796
Banks-Commercial — 8.5%
1st Source Corp.	1,540	73,273
Allegiance Bancshares, Inc.	1,545	62,634
Ameris Bancorp	5,784	303,718
Atlantic Union Bankshares Corp.	1,263	48,449
BancFirst Corp.	6,451	456,021
BancorpSouth Bank	6,600	214,368
BankUnited, Inc.	7,715	339,074
Banner Corp.	8,021	427,760
Cadence BanCorp	31,641	655,918
Cambridge Bancorp	4,518	380,958
Cathay General Bancorp	8,700	354,786
Central Pacific Financial Corp.	10,242	273,257
CIT Group, Inc.	4,700	242,097
City Holding Co.	1,307	106,886
Columbia Banking System, Inc.	14,252	614,119
Community Bank System, Inc.	4,460	342,171
Customers Bancorp, Inc.†	2,440	77,641
CVB Financial Corp.	21,212	468,573
Dime Community Bancshares, Inc.	2,910	87,707
Eagle Bancorp, Inc.	2,641	140,528
Enterprise Financial Services Corp.	1,500	74,160
Equity Bancshares, Inc., Class A†	3,000	82,200
FB Financial Corp.	2,589	115,107

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
First Bancorp	2,367	$102,965
First BanCorp/Puerto Rico	107,206	1,207,140
First Commonwealth Financial Corp.	18,690	268,575
First Community Bankshares, Inc.	700	20,993
First Financial Bancorp	8,090	194,160
First Hawaiian, Inc.	14,477	396,235
First Horizon Corp.	4,376	73,998
First Interstate BancSystem, Inc., Class A	23,136	1,065,181
First Merchants Corp.	30,443	1,415,599
First Midwest Bancorp, Inc.	9,527	208,737
Flagstar Bancorp, Inc.	3,939	177,649
Great Western Bancorp, Inc.	14,278	432,481
Hanmi Financial Corp.	2,552	50,351
HarborOne Bancorp, Inc.	2,800	37,716
Heritage Financial Corp.	29,312	827,771
Hilltop Holdings, Inc.	5,395	184,131
HomeStreet, Inc.	5,510	242,826
Hope Bancorp, Inc.	35,601	536,151
Independent Bank Corp.	3,100	73,284
Independent Bank Corp.	2,743	230,933
Lakeland Financial Corp.	10,212	706,568
Meta Financial Group, Inc.	2,679	121,385
NBT Bancorp, Inc.	3,621	144,478
OFG Bancorp	4,270	96,587
Old National Bancorp	32,165	622,071
Park National Corp.	1,179	152,445
Pinnacle Financial Partners, Inc.	2,600	230,516
Preferred Bank	1,127	71,767
Premier Financial Corp.	1,200	39,912
Renasant Corp.	4,673	193,369
S&T Bancorp, Inc.	3,265	109,377
Seacoast Banking Corp. of Florida†	29,521	1,069,841
ServisFirst Bancshares, Inc.	3,909	239,739
Simmons First National Corp., Class A	17,180	509,731
South State Corp.	11,292	886,535
Southside Bancshares, Inc.	2,586	99,587
Tompkins Financial Corp.	1,008	83,362
Triumph Bancorp, Inc.†	1,881	145,571
TrustCo Bank Corp.	8,012	59,048
Trustmark Corp.	9,300	313,038
UMB Financial Corp.	2,500	230,825
United Community Banks, Inc.	34,665	1,182,770
Veritex Holdings, Inc.	4,106	134,348
Webster Financial Corp.	4,700	259,017
Westamerica BanCorp	5,302	332,860
Western Alliance Bancorp	2,200	207,768
		21,930,796
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	2,437	250,377
Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	3,050	220,332
National Bank Holdings Corp., Class A	2,546	101,025
		321,357
Security Description	Shares	Value (Note 2)
Beverages-Non-alcoholic — 0.5%
Celsius Holdings, Inc.†	2,229	$107,103
Coca-Cola Consolidated, Inc.	386	111,469
National Beverage Corp.	1,938	94,788
Primo Water Corp.	60,153	978,088
		1,291,448
Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,097	64,888
Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	11,700	136,305
Building & Construction Products-Misc. — 1.4%
American Woodmark Corp.†	1,413	139,294
Builders FirstSource, Inc.†	15,850	734,964
Forterra, Inc.†	800	18,600
Gibraltar Industries, Inc.†	13,254	1,212,873
Louisiana-Pacific Corp.	6,900	382,674
Patrick Industries, Inc.	1,839	156,315
Simpson Manufacturing Co., Inc.	7,846	813,866
Summit Materials, Inc., Class A†	1,700	47,634
		3,506,220
Building & Construction-Misc. — 1.1%
Comfort Systems USA, Inc.	19,377	1,448,818
EMCOR Group, Inc.	5,525	619,684
MYR Group, Inc.†	3,595	257,654
TopBuild Corp.†	2,400	502,632
		2,828,788
Building Products-Air & Heating — 0.2%
AAON, Inc.	3,389	237,264
SPX Corp.†	3,745	218,221
		455,485
Building Products-Cement — 0.5%
Eagle Materials, Inc.†	8,324	1,118,829
US Concrete, Inc.†	2,124	155,732
		1,274,561
Building Products-Doors & Windows — 0.2%
Apogee Enterprises, Inc.	2,161	88,342
Cornerstone Building Brands, Inc.†	7,300	102,419
Griffon Corp.	3,755	102,023
PGT Innovations, Inc.†	4,936	124,634
		417,418
Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	2,500	21,325
Building Products-Wood — 0.3%
Boise Cascade Co.	6,457	386,322
UFP Industries, Inc.	6,135	465,279
		851,601
Building-Heavy Construction — 0.8%
Aegion Corp.†	2,543	73,111
Arcosa, Inc.	7,703	501,388
Granite Construction, Inc.	3,795	152,749
MasTec, Inc.†	7,500	702,750
Primoris Services Corp.	13,900	460,507
Tutor Perini Corp.†	10,500	198,975
		2,089,480

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Maintenance & Services — 0.7%
ABM Industries, Inc.	11,073	$564,834
Terminix Global Holdings, Inc.†	25,376	1,209,674
		1,774,508
Building-Mobile Home/Manufactured Housing — 1.1%
Cavco Industries, Inc.†	5,476	1,235,440
LCI Industries	2,090	276,465
Skyline Champion Corp.†	22,803	1,032,064
Winnebago Industries, Inc.	4,504	345,502
		2,889,471
Building-Residential/Commercial — 0.9%
Century Communities, Inc.†	2,411	145,432
Installed Building Products, Inc.	1,871	207,456
KB Home	2,200	102,366
LGI Homes, Inc.†	1,827	272,789
M/I Homes, Inc.†	2,419	142,890
MDC Holdings, Inc.	4,599	273,181
Meritage Homes Corp.†	3,917	360,051
Tri Pointe Homes, Inc.†	36,000	732,960
		2,237,125
Cable/Satellite TV — 0.1%
WideOpenWest, Inc.†	13,400	182,106
Casino Hotels — 0.1%
Boyd Gaming Corp.†	6,000	353,760
Chemicals-Diversified — 0.4%
AdvanSix, Inc.†	2,329	62,464
Innospec, Inc.	2,044	209,898
Koppers Holdings, Inc.†	6,853	238,210
Quaker Chemical Corp.	1,098	267,660
Stepan Co.	1,774	225,493
		1,003,725
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	5,264	47,744
Chemicals-Other — 0.0%
American Vanguard Corp.	2,214	45,188
Chemicals-Specialty — 2.6%
Ashland Global Holdings, Inc.	11,044	980,376
Atotech, Ltd.†	46,653	944,723
Balchem Corp.	10,694	1,341,135
Element Solutions, Inc.	39,289	718,596
Ferro Corp.†	6,845	115,407
GCP Applied Technologies, Inc.†	4,008	98,356
H.B. Fuller Co.	4,328	272,275
Hawkins, Inc.	1,569	52,593
Ingevity Corp.†	2,200	166,166
Kraton Corp.†	3,448	126,162
Minerals Technologies, Inc.	1,000	75,320
PQ Group Holdings, Inc.	3,100	51,770
Rogers Corp.†	1,554	292,478
Tronox Holdings PLC, Class A	18,600	340,380
Valvoline, Inc.	44,102	1,149,739
		6,725,476
Circuit Boards — 0.1%
TTM Technologies, Inc.†	18,050	261,725
Security Description	Shares	Value (Note 2)
Coal — 0.2%
Arch Resources, Inc.†	2,250	$93,600
CONSOL Energy, Inc.†	2,488	24,183
SunCoke Energy, Inc.	26,780	187,728
Warrior Met Coal, Inc.	12,566	215,256
		520,767
Commercial Services — 1.2%
Forrester Research, Inc.†	914	38,827
John Wiley & Sons, Inc., Class A	16,905	916,251
LiveRamp Holdings, Inc.†	23,658	1,227,377
Medifast, Inc.	1,778	376,616
Progyny, Inc.†	10,017	445,856
SP Plus Corp.†	2,800	91,812
Team, Inc.†	6,245	72,005
		3,168,744
Commercial Services-Finance — 0.6%
Cardtronics PLC, Class A†	3,002	116,478
Euronet Worldwide, Inc.†	350	48,405
EVERTEC, Inc.	4,975	185,170
Evo Payments, Inc., Class A†	8,100	222,912
Green Dot Corp., Class A†	5,889	269,657
Sabre Corp.†	49,614	734,783
		1,577,405
Communications Software — 0.2%
8x8, Inc.†	8,930	289,689
Avaya Holdings Corp.†	12,500	350,375
		640,064
Computer Data Security — 0.3%
McAfee Corp., Class A	11,900	270,606
OneSpan, Inc.†	2,819	69,065
Qualys, Inc.†	3,950	413,881
SecureWorks Corp., Class A†	7,500	100,350
		853,902
Computer Services — 1.7%
CACI International, Inc., Class A†	850	209,661
ExlService Holdings, Inc.†	2,781	250,735
Insight Enterprises, Inc.†	3,617	345,134
Perspecta, Inc.	17,400	505,470
Science Applications International Corp.	12,399	1,036,433
Sykes Enterprises, Inc.†	8,091	356,651
TTEC Holdings, Inc.	1,514	152,081
Unisys Corp.†	5,238	133,150
WNS Holdings, Ltd. ADR†	18,348	1,329,129
		4,318,444
Computer Software — 0.7%
Box, Inc., Class A†	9,900	227,304
Envestnet, Inc.†	300	21,669
Simulations Plus, Inc.	1,261	79,746
Teradata Corp.†	27,773	1,070,371
Verra Mobility Corp.†	9,200	124,522
Xperi Holding Corp.	8,707	189,551
		1,713,163

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Integrated Systems — 0.2%
Cubic Corp.	2,638	$196,716
Diebold Nixdorf, Inc.†	12,295	173,728
MTS Systems Corp.†	1,618	94,168
		464,612
Computers-Other — 0.4%
3D Systems Corp.†	13,814	379,056
Lumentum Holdings, Inc.†	8,180	747,243
		1,126,299
Consulting Services — 0.3%
Huron Consulting Group, Inc.†	5,600	282,128
Kelly Services, Inc., Class A†	6,776	150,901
R1 RCM, Inc.†	10,195	251,613
		684,642
Consumer Products-Misc. — 0.3%
Central Garden & Pet Co.†	810	46,988
Central Garden & Pet Co., Class A†	5,262	273,045
Quanex Building Products Corp.	6,495	170,364
WD-40 Co.	1,137	348,127
		838,524
Containers-Metal/Glass — 0.3%
Ardagh Group SA	21,281	540,750
O-I Glass, Inc.†	22,581	332,844
		873,594
Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	3,500	63,560
Matthews International Corp., Class A	2,632	104,096
Pactiv Evergreen, Inc,	3,000	41,220
		208,876
Cosmetics & Toiletries — 0.1%
e.l.f. Beauty, Inc.†	3,193	85,668
Edgewell Personal Care Co.	4,510	178,596
Inter Parfums, Inc.	1,472	104,409
		368,673
Data Processing/Management — 0.2%
Bottomline Technologies DE, Inc.†	3,230	146,157
CommVault Systems, Inc.†	5,000	322,500
CSG Systems International, Inc.	3,612	162,143
		630,800
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	5,200	166,140
Diagnostic Equipment — 0.0%
Adaptive Biotechnologies Corp.†	1,800	72,468
Diagnostic Kits — 0.3%
Meridian Bioscience, Inc.†	3,585	94,106
Natera, Inc.†	5,692	577,966
OraSure Technologies, Inc.†	5,978	69,763
		741,835
Security Description	Shares	Value (Note 2)
Disposable Medical Products — 0.7%
CONMED Corp.	2,405	$314,069
ICU Medical, Inc.†	5,743	1,179,842
Merit Medical Systems, Inc.†	4,072	243,831
		1,737,742
Distribution/Wholesale — 1.4%
Avient Corp.	6,600	311,982
Core-Mark Holding Co., Inc.	14,252	551,410
Fossil Group, Inc.†	3,892	48,261
G-III Apparel Group, Ltd.†	7,516	226,532
KAR Auction Services, Inc.†	17,555	263,325
Resideo Technologies, Inc.†	11,893	335,977
ScanSource, Inc.†	15,915	476,654
ThredUp, Inc., Class A†	4,932	115,064
Univar Solutions, Inc.†	55,956	1,205,292
Veritiv Corp.†	2,835	120,601
		3,655,098
Diversified Manufacturing Operations — 0.8%
Enerpac Tool Group Corp.	4,974	129,921
EnPro Industries, Inc.	14,000	1,193,780
Fabrinet†	5,963	538,995
Federal Signal Corp.	5,030	192,649
		2,055,345
Diversified Minerals — 0.1%
Livent Corp.†	12,181	210,975
Diversified Operations/Commercial Services — 0.0%
Viad Corp.†	1,700	70,975
E-Commerce/Products — 0.1%
Liquidity Services, Inc.†	2,234	41,508
Stitch Fix, Inc., Class A†	1,800	89,172
		130,680
E-Commerce/Services — 0.5%
EverQuote, Inc., Class A†	4,000	145,160
Groupon, Inc.†	725	36,645
Shutterstock, Inc.	1,838	163,656
Stamps.com, Inc.†	3,051	608,705
Upwork, Inc.†	5,300	237,281
		1,191,447
E-Marketing/Info — 0.1%
comScore, Inc.†	17,000	62,220
QuinStreet, Inc.†	4,074	82,702
		144,922
E-Services/Consulting — 0.7%
Perficient, Inc.†	31,117	1,827,190
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	8,000	85,440
Electric-Integrated — 0.7%
Avista Corp.	13,880	662,770
Black Hills Corp.	2,100	140,217
IDACORP, Inc.	7,780	777,767
PNM Resources, Inc.	2,300	112,815
Portland General Electric Co.	5,000	237,350
		1,930,919

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. — 1.3%
Advanced Energy Industries, Inc.	3,182	$347,379
Applied Optoelectronics, Inc.†	2,041	17,063
Bel Fuse, Inc., Class B	13,249	263,523
Benchmark Electronics, Inc.	13,518	417,976
Comtech Telecommunications Corp.	2,165	53,779
Kimball Electronics, Inc.†	2,100	54,180
Knowles Corp.†	14,121	295,411
OSI Systems, Inc.†	3,089	296,853
Plexus Corp.†	2,394	219,865
Sanmina Corp.†	9,094	376,310
SMART Global Holdings, Inc.†	18,773	863,933
Vishay Intertechnology, Inc.	10,900	262,472
		3,468,744
Electronic Components-Semiconductors — 2.0%
Amkor Technology, Inc.	20,700	490,797
CEVA, Inc.†	1,895	106,404
CTS Corp.	2,688	83,489
Diodes, Inc.†	3,495	279,041
DSP Group, Inc.†	1,823	25,978
MACOM Technology Solutions Holdings, Inc.†	19,671	1,141,311
ON Semiconductor Corp.†	30,657	1,275,638
Photronics, Inc.†	5,269	67,759
Rambus, Inc.†	26,583	516,774
Semtech Corp.†	16,912	1,166,928
		5,154,119
Electronic Connectors — 0.1%
Vicor Corp.†	1,762	149,823
Electronic Measurement Instruments — 0.6%
Badger Meter, Inc.	2,421	225,322
FARO Technologies, Inc.†	1,497	129,595
Itron, Inc.†	3,684	326,587
Mesa Laboratories, Inc.	3,991	971,809
		1,653,313
Electronic Security Devices — 0.1%
API Group Corp.†*	10,700	221,276
Energy-Alternate Sources — 0.9%
FutureFuel Corp.	10,144	147,392
Green Plains, Inc.†	6,605	178,798
Maxeon Solar Technologies, Ltd.†	2,125	67,065
Plug Power, Inc.†	1,000	35,840
Renewable Energy Group, Inc.†	6,483	428,137
REX American Resources Corp.†	1,488	125,245
Shoals Technologies Group, Inc., Class A†	14,906	518,431
SunPower Corp.†	4,000	133,800
Sunrun, Inc.†	5,000	302,400
TPI Composites, Inc.†	8,616	486,201
		2,423,309
Engineering/R&D Services — 0.2%
Exponent, Inc.	4,304	419,425
KBR, Inc.	2,400	92,136
		511,561
Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 1.4%
ACI Worldwide, Inc.†	6,600	$251,130
Asure Software, Inc.†	10,800	82,512
Donnelley Financial Solutions, Inc.†	5,962	165,923
eGain Corp.†	27,200	258,128
Evolent Health, Inc., Class A†	16,900	341,380
LivePerson, Inc.†	5,238	276,252
ManTech International Corp., Class A	5,570	484,312
MicroStrategy, Inc., Class A†	1,008	684,230
Progress Software Corp.	3,674	161,876
SPS Commerce, Inc.†	2,956	293,560
SVMK, Inc.†	20,800	381,056
Workiva, Inc.†	2,900	255,954
		3,636,313
Entertainment Software — 0.1%
Glu Mobile, Inc.†	12,491	155,888
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	1,000	135,720
Filtration/Separation Products — 0.5%
ESCO Technologies, Inc.	11,946	1,300,800
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	250	90,058
Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,500	196,350
Finance-Consumer Loans — 0.3%
Encore Capital Group, Inc.†	2,604	104,759
Enova International, Inc.†	3,015	106,972
EZCORP, Inc., Class A†	7,773	38,632
Navient Corp.	19,600	280,476
Nelnet, Inc., Class A	350	25,459
PRA Group, Inc.†	3,788	140,421
Regional Management Corp.	1,500	51,990
World Acceptance Corp.†	328	42,561
		791,270
Finance-Investment Banker/Broker — 0.6%
Cowen, Inc., Class A	6,700	235,505
Greenhill & Co., Inc.	1,216	20,040
Houlihan Lokey, Inc.	14,175	942,779
Piper Sandler Cos.	1,895	207,787
StoneX Group, Inc.†	1,371	89,636
		1,495,747
Finance-Mortgage Loan/Banker — 0.2%
Mr. Cooper Group, Inc.†	8,372	291,011
PennyMac Financial Services, Inc.	3,200	213,984
		504,995
Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	6,363	269,027
MGIC Investment Corp.	11,700	162,045
NMI Holdings, Inc., Class A†	9,287	219,545
Radian Group, Inc.	9,500	220,875
		871,492

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	1,458	$96,330
Food-Canned — 0.1%
Seneca Foods Corp., Class A†	3,356	158,034
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	5,373	166,885
BellRing Brands, Inc., Class A†	15,300	361,233
Cal-Maine Foods, Inc.†	3,105	119,294
Hain Celestial Group, Inc.†	10,693	466,215
J&J Snack Foods Corp.	1,246	195,659
John B. Sanfilippo & Son, Inc.	2,437	220,232
Simply Good Foods Co.†	6,999	212,910
		1,742,428
Food-Wholesale/Distribution — 0.6%
Calavo Growers, Inc.	1,382	107,299
Chefs' Warehouse, Inc.†	2,664	81,145
Performance Food Group Co.†	19,506	1,123,741
SpartanNash Co.	3,602	70,707
United Natural Foods, Inc.†	4,664	153,632
		1,536,524
Footwear & Related Apparel — 0.9%
Crocs, Inc.†	8,537	686,802
Steven Madden, Ltd.	34,256	1,276,378
Wolverine World Wide, Inc.	6,853	262,607
		2,225,787
Gambling (Non-Hotel) — 0.0%
Monarch Casino & Resort, Inc.†	1,072	64,985
Gas-Distribution — 0.6%
Chesapeake Utilities Corp.	6,271	727,937
New Jersey Resources Corp.	1,800	71,766
Northwest Natural Holding Co.	4,543	245,095
ONE Gas, Inc.	2,200	169,202
South Jersey Industries, Inc.	8,360	188,769
Southwest Gas Holdings, Inc.	1,500	103,065
		1,505,834
Gold Mining — 0.0%
Pretium Resources, Inc.†	5,021	52,068
Golf — 0.1%
Callaway Golf Co	7,830	209,453
Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,900	51,547
US Ecology, Inc.†	2,617	108,972
		160,519
Health Care Cost Containment — 0.1%
CorVel Corp.†	758	77,763
HealthEquity, Inc.†	2,000	136,000
		213,763
Home Furnishings — 0.5%
Ethan Allen Interiors, Inc.	1,820	50,250
Herman Miller, Inc.	7,500	308,625
Hooker Furniture Corp.	1,800	65,628
Sleep Number Corp.†	6,308	905,135
		1,329,638
Security Description	Shares	Value (Note 2)
Hotels/Motels — 0.0%
Marcus Corp.†	1,954	$39,060
Housewares — 0.1%
Tupperware Brands Corp.†	6,686	176,577
Human Resources — 1.4%
AMN Healthcare Services, Inc.†	3,920	288,904
ASGN, Inc.†	18,073	1,724,887
Barrett Business Services, Inc.	1,196	82,357
Cross Country Healthcare, Inc.†	33,599	419,652
Heidrick & Struggles International, Inc.	2,309	82,477
Kforce, Inc.	4,200	225,120
Korn Ferry	7,336	457,546
Resources Connection, Inc.	2,539	34,378
TrueBlue, Inc.†	13,448	296,125
		3,611,446
Identification Systems — 0.1%
Brady Corp., Class A	4,029	215,350
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	2,800	74,228
Clearway Energy, Inc., Class C	700	19,698
		93,926
Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,331	125,408
Insurance Brokers — 0.5%
eHealth, Inc.†	2,155	156,733
Selectquote, Inc.†	20,244	597,401
Trean Insurance Group, Inc.†	28,781	464,813
		1,218,947
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	11,536	363,730
CNO Financial Group, Inc.	11,600	281,764
Primerica, Inc.	550	81,301
Trupanion, Inc.†	2,755	209,959
		936,754
Insurance-Multi-line — 0.3%
Kemper Corp.	9,720	774,878
Insurance-Property/Casualty — 1.1%
Ambac Financial Group, Inc.†	5,109	85,525
AMERISAFE, Inc.	1,606	102,784
Employers Holdings, Inc.	2,360	101,622
First American Financial Corp.	1,000	56,650
HCI Group, Inc.	517	39,716
Heritage Insurance Holdings, Inc.	700	7,756
Horace Mann Educators Corp.	3,842	166,013
James River Group Holdings, Ltd.	24,810	1,131,832
Palomar Holdings, Inc.†	7,451	499,515
ProAssurance Corp.	5,977	159,944
Safety Insurance Group, Inc.	1,176	99,078
Stewart Information Services Corp.	3,823	198,911
United Fire Group, Inc.	1,793	62,396
United Insurance Holdings Corp.	1,718	12,387
Universal Insurance Holdings, Inc.	2,359	33,828
		2,757,957

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance — 0.9%
Argo Group International Holdings, Ltd.	1,700	$85,544
Axis Capital Holdings, Ltd.	18,756	929,735
Essent Group, Ltd.	8,400	398,916
Reinsurance Group of America, Inc.	7,072	891,425
SiriusPoint, Ltd.†	7,076	71,963
		2,377,583
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	3,518	241,898
Internet Content-Information/News — 0.2%
HealthStream, Inc.†	2,093	46,757
TechTarget, Inc.†	1,964	136,400
Yelp, Inc.†	8,800	343,200
		526,357
Internet Security — 0.0%
Proofpoint, Inc.†	675	84,908
Investment Companies — 0.4%
Compass Diversified Holdings	43,731	1,012,373
Investment Management/Advisor Services — 0.7%
Artisan Partners Asset Management, Inc., Class A	800	41,736
Blucora, Inc.†	17,009	283,030
Boston Private Financial Holdings, Inc.	6,849	91,229
BrightSphere Investment Group, Inc.	10,748	219,044
Cohen & Steers, Inc.	650	42,465
Federated Hermes, Inc.	4,100	128,330
Focus Financial Partners, Inc., Class A†	5,650	235,153
Stifel Financial Corp.	4,375	280,262
Virtus Investment Partners, Inc.	1,367	321,928
Waddell & Reed Financial, Inc., Class A	5,166	129,408
WisdomTree Investments, Inc.	9,336	58,350
		1,830,935
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,264	282,769
Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	6,479	488,646
Manitowoc Co, Inc.†	6,500	134,030
		622,676
Machinery-Electrical — 0.3%
Argan, Inc.	7,400	394,790
Bloom Energy Corp., Class A†	9,500	256,975
Franklin Electric Co., Inc.	3,188	251,661
		903,426
Machinery-Farming — 0.1%
Alamo Group, Inc.	820	128,043
Lindsay Corp.	903	150,458
		278,501
Security Description	Shares	Value (Note 2)
Machinery-General Industrial — 0.6%
Altra Industrial Motion Corp.	5,700	$315,324
Applied Industrial Technologies, Inc.	3,420	311,801
Chart Industries, Inc.†	2,953	420,360
DXP Enterprises, Inc.†	4,860	146,626
Kadant, Inc.	1,100	203,511
Tennant Co.	1,538	122,871
Welbilt, Inc.†	5,500	89,375
		1,609,868
Machinery-Pumps — 0.3%
Cactus, Inc., Class A	9,948	304,608
CIRCOR International, Inc.†	1,662	57,871
SPX FLOW, Inc.	3,502	221,782
Watts Water Technologies, Inc., Class A	2,282	271,124
		855,385
Machinery-Thermal Process — 0.0%
Thermon Group Holdings, Inc.†	2,900	56,521
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	5,564	118,903
Medical Information Systems — 0.5%
Allscripts Healthcare Solutions, Inc.†	65,134	977,987
Apollo Medical Holdings, Inc.†	1,000	27,090
Computer Programs & Systems, Inc	1,049	32,100
NextGen Healthcare, Inc.†	4,621	83,640
Signify Health, Inc., Class A†	3,663	107,179
Tabula Rasa HealthCare, Inc.†	1,866	85,929
		1,313,925
Medical Instruments — 0.5%
AngioDynamics, Inc.†	12,254	286,744
Natus Medical, Inc.†	10,514	269,263
NuVasive, Inc.†	9,500	622,820
		1,178,827
Medical Labs & Testing Services — 1.3%
Catalent, Inc.†	6,225	655,555
Fulgent Genetics, Inc.†	1,463	141,355
MEDNAX, Inc.†	7,115	181,219
Medpace Holdings, Inc.†	1,950	319,897
Ortho Clinical Diagnostics Holdings PLC†	8,824	170,259
Personalis, Inc.†	15,100	371,611
Syneos Health, Inc.†	19,813	1,502,816
		3,342,712
Medical Laser Systems — 0.0%
Cutera, Inc.†	2,365	71,068
Medical Products — 2.6%
Accuray, Inc.†	39,000	193,050
Cardiovascular Systems, Inc.†	9,739	373,393
CryoLife, Inc.†	3,237	73,092
Envista Holdings Corp.†	35,878	1,463,823
Glaukos Corp.†	3,804	319,270
Hanger, Inc.†	3,170	72,339
Inogen, Inc.†	1,534	80,566
Inspire Medical Systems, Inc.†	300	62,097
Integer Holdings Corp.†	6,963	641,292

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products (continued)
Invacare Corp.	2,860	$22,937
iRhythm Technologies, Inc.†	2,100	291,606
LeMaitre Vascular, Inc.	1,403	68,438
LivaNova PLC†	14,412	1,062,597
Lucira Health, Inc.†	488	5,905
Luminex Corp.	3,608	115,095
Omnicell, Inc.†	3,576	464,415
Orthofix Medical, Inc.†	1,621	70,270
SeaSpine Holdings Corp.†	11,000	191,400
Sientra, Inc.†	70,487	513,850
STAAR Surgical Co.†	3,700	390,017
Surmodics, Inc.†	1,143	64,088
Tactile Systems Technology, Inc.†	1,621	88,328
Talis Biomedical Corp.†	969	12,452
Zynex, Inc.†	15,219	232,394
		6,872,714
Medical-Biomedical/Gene — 3.0%
ACADIA Pharmaceuticals, Inc.†	5,000	129,000
Alder Biopharmaceuticals, Inc. CVR†(1)	11,600	10,208
Amicus Therapeutics, Inc.†	18,100	178,828
ANI Pharmaceuticals, Inc.†	800	28,912
Arena Pharmaceuticals, Inc.†	3,160	219,272
Atara Biotherapeutics, Inc.†	8,000	114,880
Berkeley Lights, Inc.†	2,000	100,460
Biohaven Pharmaceutical Holding Co., Ltd.†	3,200	218,720
Black Diamond Therapeutics, Inc.†	2,900	70,354
Bluebird Bio, Inc.†	500	15,075
Bolt Biotherapeutics, Inc.†	5,685	187,093
Bridgebio Pharma, Inc.†	2,600	160,160
CytomX Therapeutics, Inc.†	3,500	27,055
Decibel Therapeutics, Inc.†	202	2,295
Dicerna Pharmaceuticals, Inc.†	6,500	166,205
Eiger BioPharmaceuticals, Inc.†	8,300	73,455
Emergent BioSolutions, Inc.†	600	55,746
Esperion Therapeutics, Inc.†	1,100	30,855
Evolus, Inc.†	23,428	304,330
FibroGen, Inc.†	9,623	334,014
Global Blood Therapeutics, Inc.†	2,600	105,950
Homology Medicines, Inc.†	2,100	19,761
Innoviva, Inc.†	5,223	62,415
Intercept Pharmaceuticals, Inc.†	4,500	103,860
Intra-Cellular Therapies, Inc.†	15,678	531,954
Kronos Bio, Inc.†	6,900	201,963
Ligand Pharmaceuticals, Inc.†	1,100	167,695
LogicBio Therapeutics, Inc.†	14,100	102,648
Lyra Therapeutics, Inc.†	10,400	120,536
Mersana Therapeutics, Inc.†	8,698	140,734
Metacrine, Inc.†	20,500	127,100
Myriad Genetics, Inc.†	12,349	376,027
NeoGenomics, Inc.†	9,716	468,603
Novavax, Inc.†	1,825	330,891
Pacific Biosciences of California, Inc.†	3,200	106,592
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Puma Biotechnology, Inc.†	11,000	$106,920
REGENXBIO, Inc.†	6,495	221,544
REVOLUTION Medicines, Inc.†	1,500	68,820
Sana Biotechnology, Inc.†	8,526	285,365
Seer, Inc.†	3,539	177,021
Sensei Biotherapeutics, Inc.†	9,300	135,129
Sigilon Therapeutics, Inc.†	8,400	187,740
Solid Biosciences, Inc.†	3,300	18,249
Sutro Biopharma, Inc.†	1,300	29,588
TCR2 Therapeutics, Inc.†	2,700	59,616
TG Therapeutics, Inc.†	6,300	303,660
UroGen Pharma, Ltd.†	4,400	85,712
Vericel Corp.†	3,818	212,090
VYNE Therapeutics, Inc.†	650	4,449
WaVe Life Sciences, Ltd.†	14,000	78,540
Xencor, Inc.†	8,814	379,531
Y-mAbs Therapeutics, Inc.†	400	12,096
		7,759,716
Medical-Drugs — 1.8%
Aerie Pharmaceuticals, Inc.†	16,103	287,761
Alector, Inc.†	1,300	26,182
Amphastar Pharmaceuticals, Inc.†	3,039	55,675
Athenex, Inc.†	7,800	33,540
Clovis Oncology, Inc.†	10,100	70,902
Coherus Biosciences, Inc.†	5,322	77,754
Collegium Pharmaceutical, Inc.†	2,888	68,446
Corcept Therapeutics, Inc.†	8,772	208,686
Cytokinetics, Inc.†	5,908	137,420
Eagle Pharmaceuticals, Inc.†	2,864	119,543
Enanta Pharmaceuticals, Inc.†	1,492	73,585
Fulcrum Therapeutics, Inc.†	15,744	185,464
Gritstone Oncology, Inc.†	1,400	13,202
Harpoon Therapeutics, Inc.†	16,858	352,669
Horizon Therapeutics PLC†	3,800	349,752
Landos Biopharma, Inc.†	13,239	127,492
Lannett Co., Inc.†	33,052	174,515
Marinus Pharmaceuticals, Inc.†	8,800	136,224
Pacira BioSciences, Inc.†	10,272	719,965
Phibro Animal Health Corp., Class A	1,686	41,138
Prestige Consumer Healthcare, Inc.†	4,143	182,623
Protagonist Therapeutics, Inc.†	8,200	212,380
Reata Pharmaceuticals, Inc., Class A†	1,647	164,206
Seres Therapeutics, Inc.†	7,100	146,189
Spectrum Pharmaceuticals, Inc.†	12,124	39,524
Supernus Pharmaceuticals, Inc.†	4,397	115,114
Vanda Pharmaceuticals, Inc.†	24,060	361,381
Voyager Therapeutics, Inc.†	35,900	169,089
		4,650,421
Medical-Generic Drugs — 0.3%
Amneal Pharmaceuticals, Inc.†	25,900	174,307
Arvinas, Inc.†	100	6,610
Endo International PLC†	76,351	565,761
		746,678

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO — 0.2%
Magellan Health, Inc.†	1,920	$179,021
Tivity Health, Inc.†	4,444	99,190
Triple-S Management Corp., Class B†	4,400	114,532
		392,743
Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	10,123	136,863
Select Medical Holdings Corp.†	8,962	305,604
Tenet Healthcare Corp.†	7,000	364,000
		806,467
Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	4,472	419,652
Medical-Outpatient/Home Medical — 0.2%
Addus HomeCare Corp.†	1,249	130,633
LHC Group, Inc.†	600	114,726
ModivCare, Inc.†	1,226	181,595
Pennant Group, Inc.†	2,113	96,775
		523,729
Medical-Wholesale Drug Distribution — 0.8%
AdaptHealth Corp.†	34,996	1,286,453
Covetrus, Inc.†	8,262	247,612
Owens & Minor, Inc.	12,507	470,138
		2,004,203
Metal Processors & Fabrication — 0.7%
AZZ, Inc.	3,507	176,578
Mueller Industries, Inc.	4,745	196,206
Proto Labs, Inc.†	2,294	279,295
Rexnord Corp.	800	37,672
Standex International Corp.	11,492	1,098,290
Tredegar Corp.	2,143	32,166
		1,820,207
Metal Products-Distribution — 0.0%
Olympic Steel, Inc.	755	22,235
Worthington Industries, Inc.	200	13,418
		35,653
Metal-Aluminum — 0.3%
Alcoa Corp.†	7,200	233,928
Arconic Corp.†	13,133	333,447
Century Aluminum Co.†	5,490	96,953
Kaiser Aluminum Corp.	2,139	236,360
		900,688
Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.	6,236	297,520
John Bean Technologies Corp.	2,636	351,484
		649,004
Motion Pictures & Services — 0.0%
Eros STX Global Corp.†	3,600	6,516
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	3,561	77,452
Multimedia — 0.0%
E.W. Scripps Co., Class A	4,756	91,648
Security Description	Shares	Value (Note 2)
Networking Products — 0.3%
Extreme Networks, Inc.†	42,668	$373,345
NeoPhotonics Corp.†	24,800	296,360
NETGEAR, Inc.†	2,542	104,476
		774,181
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	14,396	118,623
Office Furnishings-Original — 0.2%
HNI Corp.	9,667	382,426
Interface, Inc.	4,872	60,803
Steelcase, Inc., Class A	6,300	90,657
		533,886
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	17,700	149,388
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	8,961	241,588
Nabors Industries, Ltd.†	538	50,276
Patterson-UTI Energy, Inc.	27,498	196,061
		487,925
Oil Companies-Exploration & Production — 0.9%
Antero Resources Corp.†	20,700	211,140
Bonanza Creek Energy, Inc.†	1,541	55,060
Callon Petroleum Co.†	3,835	147,839
CNX Resources Corp.†	4,000	58,800
Diamondback Energy, Inc.	1,013	74,445
Laredo Petroleum, Inc.†	749	22,515
Magnolia Oil & Gas Corp., Class A†	14,700	168,756
Matador Resources Co.	9,119	213,841
Ovintiv, Inc.	6,100	145,302
PDC Energy, Inc.†	14,590	501,896
Penn Virginia Corp.†	1,263	16,924
Range Resources Corp.†	32,283	333,483
SM Energy Co.	8,866	145,137
Southwestern Energy Co.†	53,795	250,147
Talos Energy, Inc.†	2,634	31,713
W&T Offshore, Inc.†	17,200	61,748
		2,438,746
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	2,944	97,829
US Silica Holdings, Inc.†	6,173	75,866
		173,695
Oil Refining & Marketing — 0.3%
CVR Energy, Inc.	600	11,508
Delek US Holdings, Inc.	29,347	639,178
Par Pacific Holdings, Inc.†	3,321	46,893
PBF Energy, Inc., Class A†	7,983	112,959
		810,538
Oil-Field Services — 0.8%
Archrock, Inc.	10,663	101,192
Bristow Group, Inc.†	1,925	49,819
ChampionX Corp.†	2,400	52,152
Core Laboratories NV	3,703	106,609
DMC Global, Inc.†	1,279	69,399
Helix Energy Solutions Group, Inc.†	22,371	112,974

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil-Field Services (continued)
Matrix Service Co.†	20,603	$270,105
MRC Global, Inc.†	12,800	115,584
NexTier Oilfield Solutions, Inc.†	16,000	59,520
NOW, Inc.†	42,735	431,196
Oceaneering International, Inc.†	10,251	117,066
Oil States International, Inc.†	12,572	75,809
ProPetro Holding Corp.†	16,377	174,579
RPC, Inc.†	4,842	26,147
Select Energy Services, Inc., Class A†	4,100	20,418
Solaris Oilfield Infrastructure, Inc., Class A	31,755	389,634
		2,172,203
Paper & Related Products — 0.5%
Clearwater Paper Corp.†	1,380	51,915
Domtar Corp.	4,400	162,580
Glatfelter Corp.	10,586	181,550
Mercer International, Inc.	3,284	47,257
Neenah, Inc.	13,157	676,007
Schweitzer-Mauduit International, Inc.	2,610	127,812
Verso Corp., Class A	7,500	109,425
		1,356,546
Pastoral & Agricultural — 0.8%
Darling Ingredients, Inc.†	27,465	2,020,875
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	1,068	111,179
Power Converter/Supply Equipment — 0.1%
Powell Industries, Inc.	5,037	170,603
Precious Metals — 0.0%
Coeur Mining, Inc.†	2,800	25,284
Hecla Mining Co.	7,600	43,244
		68,528
Printing-Commercial — 0.1%
Deluxe Corp.	3,492	146,524
Ennis, Inc.	8,900	190,015
Quad/Graphics, Inc.†	12,100	42,713
		379,252
Private Corrections — 0.0%
CoreCivic, Inc.†	9,940	89,957
Professional Sports — 0.3%
Madison Square Garden Entertainment Corp.†	9,027	738,409
Protection/Safety — 0.1%
Alarm.com Holdings, Inc.†	3,749	323,839
Publishing-Books — 0.1%
Gannett Co, Inc.†	10,974	59,040
Houghton Mifflin Harcourt Co.†	13,600	103,632
Scholastic Corp.	2,495	75,125
		237,797
Publishing-Periodicals — 0.0%
Meredith Corp.†	3,370	100,359
Quarrying — 0.3%
Compass Minerals International, Inc.	11,185	701,523
Security Description	Shares	Value (Note 2)
Racetracks — 0.1%
Penn National Gaming, Inc.†	2,000	$209,680
Real Estate Investment Trusts — 5.2%
Acadia Realty Trust	9,269	175,833
Agree Realty Corp.	6,323	425,601
Alexander & Baldwin, Inc.	10,571	177,487
American Assets Trust, Inc.	5,670	183,935
American Finance Trust, Inc.	5,300	52,046
Americold Realty Trust	3,300	126,951
Apollo Commercial Real Estate Finance, Inc.	10,690	149,339
Ares Commercial Real Estate Corp.	3,600	49,392
Armada Hoffler Properties, Inc.	4,927	61,785
ARMOUR Residential REIT, Inc.	5,425	66,185
Blackstone Mtg. Trust, Inc., Class A	5,600	173,600
Brandywine Realty Trust	14,177	183,025
Broadstone Net Lease, Inc.†	5,400	98,820
Capstead Mtg. Corp.	8,041	50,095
CareTrust REIT, Inc.	10,667	248,381
CatchMark Timber Trust, Inc., Class A	1,600	16,288
Centerspace	1,478	100,504
Chatham Lodging Trust†	5,006	65,879
City Office REIT, Inc.	5,500	58,410
Colony Capital, Inc.†	12,900	83,592
Columbia Property Trust, Inc.	900	15,390
Community Healthcare Trust, Inc.	3,575	164,879
DiamondRock Hospitality Co.†	35,454	365,176
Diversified Healthcare Trust	19,796	94,625
Douglas Emmett, Inc.	22,751	714,381
Easterly Government Properties, Inc.	9,424	195,359
Ellington Financial, Inc.	4,000	64,040
Equity LifeStyle Properties, Inc.	400	25,456
Essential Properties Realty Trust, Inc.	13,085	298,731
First Industrial Realty Trust, Inc.	3,325	152,252
Four Corners Property Trust, Inc.	13,374	366,448
Franklin Street Properties Corp.	8,026	43,742
GEO Group, Inc.	10,079	78,213
Getty Realty Corp.	7,453	211,069
Gladstone Commercial Corp.	4,000	78,240
Global Medical REIT, Inc.	600	7,866
Global Net Lease, Inc.	10,425	188,275
Granite Point Mtg. Trust, Inc.	9,079	108,676
Great Ajax Corp.	500	5,450
Healthcare Realty Trust, Inc.	2,300	69,736
Hersha Hospitality Trust†	3,034	32,009
Highwoods Properties, Inc.	1,100	47,234
Independence Realty Trust, Inc.	8,463	128,638
Industrial Logistics Properties Trust	5,425	125,480
Innovative Industrial Properties, Inc.	2,613	470,758
Invesco Mtg. Capital, Inc.	19,178	76,904
iStar, Inc.	6,138	109,134
Kite Realty Group Trust	9,503	183,313
KKR Real Estate Finance Trust, Inc.	7,664	140,941
Ladder Capital Corp.	10,400	122,720
Lexington Realty Trust	23,060	256,197
LTC Properties, Inc.	3,260	136,007
Mack-Cali Realty Corp.†	7,161	110,852

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
National Health Investors, Inc.	200	$14,456
National Storage Affiliates Trust	5,336	213,066
New Senior Investment Group, Inc.	16,600	103,418
New York Mtg. Trust, Inc.	33,127	148,078
NexPoint Residential Trust, Inc.	1,874	86,373
Office Properties Income Trust	4,014	110,465
PennyMac Mtg. Investment Trust	17,034	333,866
Physicians Realty Trust	4,000	70,680
Piedmont Office Realty Trust, Inc., Class A	6,600	114,642
Plymouth Industrial REIT, Inc.	6,300	106,155
PotlatchDeltic Corp.	3,800	201,096
QTS Realty Trust, Inc., Class A	2,600	161,304
Ready Capital Corp.	4,846	65,033
Redwood Trust, Inc.	29,413	306,189
Retail Opportunity Investments Corp.	13,014	206,532
Retail Properties of America, Inc., Class A	23,531	246,605
RPT Realty	6,749	77,006
Ryman Hospitality Properties, Inc.†	1,400	108,514
Sabra Health Care REIT, Inc.	9,000	156,240
Safehold, Inc.	1,195	83,769
Saul Centers, Inc.	1,574	63,133
Service Properties Trust	4,300	50,998
SITE Centers Corp.	17,955	243,470
STAG Industrial, Inc.	4,800	161,328
Summit Hotel Properties, Inc.†	11,083	112,603
Sunstone Hotel Investors, Inc.†	20,400	254,184
Tanger Factory Outlet Centers, Inc.	7,774	117,621
Terreno Realty Corp.	15,852	915,770
TPG RE Finance Trust, Inc.	5,900	66,080
Two Harbors Investment Corp.	2,818	20,656
UMH Properties, Inc.	3,300	63,261
Uniti Group, Inc.	19,350	213,430
Universal Health Realty Income Trust	1,064	72,118
Urstadt Biddle Properties, Inc., Class A	2,501	41,642
Washington Real Estate Investment Trust	7,026	155,275
Whitestone REIT	3,318	32,185
Xenia Hotels & Resorts, Inc.†	15,954	311,103
		13,543,683
Real Estate Management/Services — 0.6%
eXp World Holdings, Inc.†	3,200	145,760
Marcus & Millichap, Inc.†	1,997	67,299
McGrath RentCorp	10,301	830,776
RE/MAX Holdings, Inc., Class A	1,543	60,779
Realogy Holdings Corp.†	22,296	337,338
		1,441,952
Real Estate Operations & Development — 0.4%
Kennedy-Wilson Holdings, Inc.	43,910	887,421
St. Joe Co.	2,593	111,240
		998,661
Recycling — 0.0%
Harsco Corp.†	6,557	112,453
Security Description	Shares	Value (Note 2)
Rental Auto/Equipment — 0.8%
Aaron's Co., Inc.	2,842	$72,983
Custom Truck One Source, Inc.†	34,406	321,696
Herc Holdings, Inc.†	11,900	1,205,827
Rent-A-Center, Inc.	6,169	355,704
		1,956,210
Resort/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.†	2,750	478,995
Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A†	20,384	699,375
Boot Barn Holdings, Inc.†	2,410	150,167
Buckle, Inc.	2,381	93,526
Caleres, Inc.	3,149	68,648
Cato Corp., Class A†	1,636	19,632
Chico's FAS, Inc.†	9,963	32,978
Children's Place, Inc.†	2,612	182,056
Designer Brands, Inc., Class A†	4,889	85,069
Genesco, Inc.†	1,183	56,193
Guess?, Inc.	9,419	221,346
Shoe Carnival, Inc.	715	44,244
Vera Bradley, Inc.†	1,832	18,503
Winmark Corp.	375	69,911
		1,741,648
Retail-Appliances — 0.0%
Conn's, Inc.†	1,601	31,139
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	5,885	129,117
Retail-Automobile — 1.0%
America's Car-Mart, Inc.†	511	77,861
Asbury Automotive Group, Inc.†	8,384	1,647,456
Group 1 Automotive, Inc.	2,163	341,300
Lithia Motors, Inc., Class A	300	117,027
Rush Enterprises, Inc., Class A	1,500	74,745
Sonic Automotive, Inc., Class A	5,843	289,637
		2,548,026
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	15,171	442,235
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	2,527	20,570
Retail-Building Products — 0.1%
GMS, Inc.†	3,560	148,630
Retail-Computer Equipment — 0.0%
PC Connection, Inc.	913	42,354
Retail-Discount — 0.1%
Big Lots, Inc.	2,806	191,650
Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,402	60,338
Retail-Hair Salons — 0.0%
Regis Corp.†	2,022	25,396
Retail-Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	3,988	148,314
La-Z-Boy, Inc.	3,847	163,420
		311,734

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Jewelry — 0.1%
Movado Group, Inc.	1,378	$39,204
Signet Jewelers, Ltd.†	4,349	252,155
		291,359
Retail-Leisure Products — 0.1%
MarineMax, Inc.†	3,339	164,813
Retail-Misc./Diversified — 0.5%
GameStop Corp., Class A†	4,547	863,112
PriceSmart, Inc.	1,941	187,792
Sally Beauty Holdings, Inc.†	9,373	188,678
		1,239,582
Retail-Office Supplies — 0.2%
ODP Corp.†	11,747	508,528
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	1,600	105,072
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	1,684	59,235
Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	2,025	292,734
Retail-Regional Department Stores — 0.4%
Dillard's, Inc., Class A	2,900	280,053
Macy's, Inc.†	43,898	710,709
		990,762
Retail-Restaurants — 1.3%
BJ's Restaurants, Inc.†	5,727	332,624
Bloomin' Brands, Inc.†	22,570	610,518
Brinker International, Inc.†	7,877	559,740
Cheesecake Factory, Inc.†	3,503	204,961
Chuy's Holdings, Inc.†	1,636	72,507
Cracker Barrel Old Country Store, Inc.†	3,969	686,161
Dave & Buster's Entertainment, Inc.†	3,958	189,588
Dine Brands Global, Inc.†	1,383	124,511
El Pollo Loco Holdings, Inc.†	1,575	25,389
Fiesta Restaurant Group, Inc.†	1,463	18,419
Red Robin Gourmet Burgers, Inc.†	1,294	51,618
Ruth's Hospitality Group, Inc.†	2,646	65,700
Shake Shack, Inc., Class A†	3,015	340,002
		3,281,738
Retail-Sporting Goods — 0.2%
Hibbett Sports, Inc.†	3,379	232,779
Zumiez, Inc.†	7,235	310,382
		543,161
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	5,691	318,582
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	4,076	80,542
Raven Industries, Inc.	2,979	114,185
Trinseo SA	6,144	391,188
		585,915
Satellite Telecom — 0.1%
Gogo, Inc.†	18,700	180,642
Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts — 1.5%
Axos Financial, Inc.†	8,668	$407,483
Banc of California, Inc.	3,707	67,022
Berkshire Hills Bancorp, Inc.	4,240	94,637
Brookline Bancorp, Inc.	15,692	235,380
Capitol Federal Financial, Inc.	10,725	142,053
Flushing Financial Corp.	2,200	46,706
HomeTrust Bancshares, Inc.	3,700	90,095
Investors Bancorp, Inc.	25,904	380,530
Meridian Bancorp, Inc.	15,700	289,194
Northfield Bancorp, Inc.	18,704	297,768
Northwest Bancshares, Inc.	10,547	152,404
OceanFirst Financial Corp.	32,351	774,483
Pacific Premier Bancorp, Inc.	7,834	340,309
People's United Financial, Inc.	3,506	62,757
Provident Financial Services, Inc.	6,011	133,925
Washington Federal, Inc.	8,700	267,960
WSFS Financial Corp.	3,946	196,471
		3,979,177
Schools — 0.1%
American Public Education, Inc.†	1,546	55,084
Coursera, Inc.†	1,392	62,640
Perdoceo Education Corp.†	5,821	69,619
		187,343
Security Services — 0.0%
Brink's Co.	1,300	102,999
Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	1,400	118,706
MaxLinear, Inc.†	5,636	192,075
Power Integrations, Inc.	4,990	406,585
		717,366
Semiconductor Equipment — 0.9%
Allegro MicroSystems, Inc.†	29,054	736,519
Axcelis Technologies, Inc.†	2,803	115,175
Cohu, Inc.†	7,017	293,591
FormFactor, Inc.†	6,460	291,411
Kulicke & Soffa Industries, Inc.	5,158	253,309
Onto Innovation, Inc.†	4,057	266,586
Ultra Clean Holdings, Inc.†	3,374	195,827
Veeco Instruments, Inc.†	12,131	251,597
		2,404,015
Software Tools — 0.1%
Digital Turbine, Inc.†	2,200	176,792
Specified Purpose Acquisitions — 0.2%
FinTech Acquisition Corp. IV, Class A†	39,239	438,692
Steel Pipe & Tube — 0.6%
Advanced Drainage Systems, Inc.	900	93,051
TimkenSteel Corp.†	3,153	37,048
Valmont Industries, Inc.	5,771	1,371,593
		1,501,692

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Steel-Producers — 0.3%
Carpenter Technology Corp.	5,190	$213,568
Cleveland-Cliffs, Inc.	17,500	351,925
Commercial Metals Co.	6,600	203,544
		769,037
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	18,437	388,283
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	19,265	1,054,181
Telecom Services — 0.3%
ATN International, Inc.	911	44,748
Consolidated Communications Holdings, Inc.†	43,865	315,828
ORBCOMM, Inc.†	11,700	89,271
Spok Holdings, Inc.	1,481	15,536
Vonage Holdings Corp.†	19,457	229,982
		695,365
Telecommunication Equipment — 1.0%
ADTRAN, Inc.	8,116	135,375
Harmonic, Inc.†	8,379	65,691
PCTEL, Inc.	3,800	26,410
Plantronics, Inc.†	25,866	1,006,446
Viavi Solutions, Inc.†	80,460	1,263,222
		2,497,144
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	4,230	64,930
Shenandoah Telecommunications Co.	4,149	202,513
		267,443
Television — 0.3%
AMC Networks, Inc., Class A†	7,690	408,800
Sinclair Broadcast Group, Inc., Class A	11,900	348,194
		756,994
Textile-Apparel — 0.0%
Unifi, Inc.†	1,244	34,285
Textile-Products — 0.4%
Albany International Corp., Class A	13,203	1,102,054
Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A†	1,900	19,399
Cinemark Holdings, Inc.†	3,400	69,394
		88,793
Therapeutics — 0.3%
Akebia Therapeutics, Inc.†	71,900	243,382
Anika Therapeutics, Inc.†	1,191	48,581
Flexion Therapeutics, Inc.†	10,900	97,555
La Jolla Pharmaceutical Co.†	3,000	12,720
Sarepta Therapeutics, Inc.†	4,950	368,923
		771,161
Tobacco — 0.1%
Universal Corp.	2,037	120,163
Vector Group, Ltd.	10,633	148,330
		268,493
Security Description	Shares	Value (Note 2)
Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	6,689	$42,007
Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	56,400	201,348
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	2,273	137,380
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	2,727	128,769
Transport-Marine — 0.1%
Costamare, Inc.	5,100	49,062
Dorian LPG, Ltd.†	6,651	87,328
SEACOR Holdings, Inc.†	1,591	64,833
		201,223
Transport-Services — 0.5%
Echo Global Logistics, Inc.†	13,711	430,663
Forward Air Corp.	2,287	203,108
Hub Group, Inc., Class A†	4,906	330,076
Matson, Inc.	3,609	240,720
		1,204,567
Transport-Truck — 0.6%
ArcBest Corp.	10,410	732,552
Heartland Express, Inc.	4,053	79,358
Marten Transport, Ltd.	4,879	82,796
Saia, Inc.†	2,188	504,509
Schneider National, Inc., Class B	1,500	37,455
		1,436,670
Veterinary Diagnostics — 0.1%
Heska Corp.†	822	138,474
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	2,100	93,156
USANA Health Sciences, Inc.†	1,863	181,829
		274,985
Water — 0.5%
American States Water Co.	6,166	466,273
California Water Service Group	4,183	235,670
SJW Group	8,366	526,974
		1,228,917
Web Hosting/Design — 0.1%
NIC, Inc.	7,983	270,863
Wire & Cable Products — 0.1%
Encore Wire Corp.	1,714	115,061
Insteel Industries, Inc.	1,605	49,498
		164,559
Wireless Equipment — 0.4%
CalAmp Corp.†	2,911	31,584
Maxar Technologies, Inc.	29,797	1,126,923
		1,158,507
X-Ray Equipment — 0.0%
Varex Imaging Corp.†	6,157	126,157
Total Common Stocks (cost $185,947,532)		254,356,937

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 0.9%
iShares Core S&P Small-Cap ETF (cost $2,339,809)	22,011	$2,388,854
Total Long-Term Investment Securities (cost $188,287,341)		256,745,791
SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(2)	2,223,106	2,223,773
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.16% due 05/20/2021(3)	$100,000	99,997
Total Short-Term Investment Securities (cost $2,323,752)		2,323,770
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 03/31/2021, to be repurchased 04/01/2021 in the amount of $276,000 and collateralized by $282,800 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $281,547. (cost $276,000)	276,000	276,000
TOTAL INVESTMENTS (cost $190,887,093)(4)	100.0%	259,345,561
Other assets less liabilities	0.0	200,450
NET ASSETS	100.0%	$259,546,011

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2021, the aggregate value of these securities was $221,276 representing 0.1% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  The rate shown is the 7-day yield as of March 31, 2021.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
10	Long	E-Mini Russell 2000 Index	June 2021	$1,147,651	$1,111,250	$(36,401)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Unfunded Commitments

Description	Shares	Acquisition Cost	Value	Unrealized Appreciation (Depreciation)
Fast Acquisition Corp.	61,058	$610,580	$688,002	$77,422

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$7,749,508	$—	$10,208	$7,759,716
Other Industries	246,597,221	—	—	246,597,221
Exchange-Traded Funds	2,388,854	—	—	2,388,854
Short-Term Investment Securities:
Registered Investment Companies	2,223,773	—	—	2,223,773
U.S. Government Treasuries	—	99,997	—	99,997
Repurchase Agreements	—	276,000	—	276,000
Total Investments at Value	$258,959,356	$375,997	$10,208	$259,345,561
Other Financial Instruments:†
Unfunded Commitments	$—	$77,422	$—	$77,422
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$36,401	$—	$—	$36,401

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
Medical-Drugs	8.2%
Banks-Commercial	6.5
Diversified Banking Institutions	3.4
Auto-Cars/Light Trucks	3.0
Insurance-Life/Health	3.0
Oil Companies-Integrated	3.0
Food-Misc./Diversified	2.8
Semiconductor Equipment	2.3
Cosmetics & Toiletries	2.3
Electronic Components-Semiconductors	2.0
Insurance-Multi-line	2.0
Industrial Automated/Robotic	1.9
Telephone-Integrated	1.8
Diversified Manufacturing Operations	1.8
Medical Products	1.6
Semiconductor Components-Integrated Circuits	1.6
Retail-Apparel/Shoe	1.6
Chemicals-Diversified	1.6
Audio/Video Products	1.4
Electronic Components-Misc.	1.3
Enterprise Software/Service	1.1
Power Converter/Supply Equipment	1.1
Beverages-Wine/Spirits	1.0
Electric-Integrated	0.9
Apparel Manufacturers	0.9
Auto/Truck Parts & Equipment-Original	0.8
E-Commerce/Products	0.8
Exchange-Traded Funds	0.8
Miscellaneous Manufacturing	0.8
Food-Retail	0.8
Machinery-Electrical	0.8
Retail-Jewelry	0.8
Electric-Distribution	0.8
Insurance-Property/Casualty	0.7
Chemicals-Specialty	0.7
Transport-Rail	0.7
Retail-Building Products	0.7
Human Resources	0.7
Metal-Copper	0.7
Computer Services	0.7
Diversified Minerals	0.7
Internet Content-Information/News	0.7
Medical Instruments	0.7
Rubber-Tires	0.7
Soap & Cleaning Preparation	0.6
Insurance-Reinsurance	0.6
Electric-Generation	0.6
Import/Export	0.6
Coatings/Paint	0.6
Finance-Other Services	0.6
Real Estate Management/Services	0.6
Metal-Diversified	0.6
Machinery-General Industrial	0.6
Aerospace/Defense-Equipment	0.5
Building-Residential/Commercial	0.5
Entertainment Software	0.5
Building & Construction Products-Misc.	0.5
E-Commerce/Services	0.5
Commercial Services	0.5
Rental Auto/Equipment	0.5
Electric Products-Misc.	0.5%
Food-Confectionery	0.5
Energy-Alternate Sources	0.5
Cellular Telecom	0.5
Networking Products	0.5
Distribution/Wholesale	0.5
Real Estate Investment Trusts	0.4
Real Estate Operations & Development	0.4
Investment Companies	0.4
Athletic Footwear	0.4
Building Products-Air & Heating	0.4
Machinery-Farming	0.4
Industrial Gases	0.4
Electronic Security Devices	0.4
Brewery	0.4
Textile-Apparel	0.4
Web Portals/ISP	0.4
Hotels/Motels	0.3
Medical Labs & Testing Services	0.3
Repurchase Agreements	0.3
Machine Tools & Related Products	0.3
Dialysis Centers	0.3
Wireless Equipment	0.3
Optical Supplies	0.3
Food-Catering	0.3
Tobacco	0.3
Machinery-Material Handling	0.3
Food-Dairy Products	0.3
Medical-Biomedical/Gene	0.3
Food-Flour & Grain	0.3
Paper & Related Products	0.2
Investment Management/Advisor Services	0.2
Transport-Services	0.2
Oil Refining & Marketing	0.2
Advertising Agencies	0.2
E-Marketing/Info	0.2
Non-Ferrous Metals	0.2
Wire & Cable Products	0.2
Commercial Services-Finance	0.2
Consulting Services	0.2
Machinery-Construction & Mining	0.2
Building Products-Cement	0.2
Finance-Mortgage Loan/Banker	0.2
Finance-Leasing Companies	0.2
Gambling (Non-Hotel)	0.2
Office Automation & Equipment	0.2
Diversified Operations	0.2
Building-Heavy Construction	0.1
Toys	0.1
Gas-Distribution	0.1
Finance-Investment Banker/Broker	0.1
Advertising Services	0.1
Metal-Aluminum	0.1
Containers-Paper/Plastic	0.1
Steel-Producers	0.1
Retail-Drug Store	0.1
Multimedia	0.1
Private Equity	0.1
Aerospace/Defense	0.1
Photo Equipment & Supplies	0.1

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited) (continued)

Industry Allocation* (continued)
Oil Companies-Exploration & Production	0.1%
Casino Hotels	0.1
Auto-Heavy Duty Trucks	0.1
Public Thoroughfares	0.1
U.S. Government Treasuries	0.1
Resorts/Theme Parks	0.1
Retail-Discount	0.1
Computer Aided Design	0.1
Gold Mining	0.1
Security Services	0.1
Metal-Iron	0.1
Bicycle Manufacturing	0.1
Diagnostic Equipment	0.1
Finance-Consumer Loans	0.1
Internet Application Software	0.1
Telecommunication Equipment	0.1
Respiratory Products	0.1
98.8%
Country Allocation*
Japan	21.4%
United Kingdom	15.3
Germany	9.7
Switzerland	9.2
France	7.7
Netherlands	5.6
Australia	3.5
Hong Kong	2.6
Sweden	2.3
United States	2.2
Spain	2.1
Italy	1.8
Norway	1.8
Cayman Islands	1.6
Canada	1.5
South Korea	1.5
Denmark	1.4
Taiwan	1.3
Belgium	1.1
Singapore	0.9
Finland	0.8
Ireland	0.7
Jersey	0.6
Austria	0.5
India	0.4
New Zealand	0.3
China	0.3
Israel	0.2
Indonesia	0.2
Luxembourg	0.2
Bermuda	0.1
98.8%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.6%
Australia — 3.5%
Afterpay, Ltd.†	1,554	$119,805
AGL Energy, Ltd.	4,555	33,387
AMP, Ltd.	25,125	24,141
Ampol, Ltd.	1,826	34,049
APA Group	8,626	65,650
Aristocrat Leisure, Ltd.	4,201	109,606
ASX, Ltd.	1,415	76,362
Aurizon Holdings, Ltd.	13,678	40,518
AusNet Services	13,719	19,121
Australia & New Zealand Banking Group, Ltd.	52,185	1,116,974
BGP Holdings PLC†(1)	98,723	0
BHP Group, Ltd.	33,224	1,143,159
BlueScope Steel, Ltd.	3,683	54,130
Brambles, Ltd.	10,819	86,942
Challenger, Ltd.	59,197	287,764
CIMIC Group, Ltd.†	683	9,125
Coca-Cola Amatil, Ltd.	3,705	37,794
Cochlear, Ltd.	481	77,077
Coles Group, Ltd.	9,752	118,588
Commonwealth Bank of Australia	12,971	848,268
Computershare, Ltd.	3,559	40,657
Crown Resorts, Ltd.†	2,723	24,323
CSL, Ltd.	3,327	668,777
Dexus	7,962	58,963
Evolution Mining, Ltd.	11,867	36,775
Fortescue Metals Group, Ltd.	12,381	187,986
Goodman Group	12,155	167,290
GPT Group	14,241	49,757
IGO, Ltd.	166,814	795,698
Insurance Australia Group, Ltd.	17,837	63,405
Lendlease Corp., Ltd.	5,032	49,381
Macquarie Group, Ltd.	15,421	1,790,101
Magellan Financial Group, Ltd.	940	32,250
Medibank Private, Ltd.	20,134	42,820
Mirvac Group	28,787	54,663
National Australia Bank, Ltd.	24,055	475,045
Newcrest Mining, Ltd.	5,970	110,733
Northern Star Resources, Ltd.	8,042	57,907
Orica, Ltd.	2,967	31,437
Origin Energy, Ltd.	12,876	45,868
Qantas Airways, Ltd.†	6,757	26,123
QBE Insurance Group, Ltd.	10,753	78,571
Ramsay Health Care, Ltd.	1,338	68,091
REA Group, Ltd.	385	41,449
Rio Tinto, Ltd.	6,743	567,222
Santos, Ltd.	12,945	69,810
Scentre Group	206,017	441,274
SEEK, Ltd.†	2,452	53,097
Sonic Healthcare, Ltd.	3,318	88,433
South32, Ltd.	221,046	471,786
Stockland	17,452	58,325
Suncorp Group, Ltd.	9,362	70,398
Sydney Airport†	9,667	45,450
Tabcorp Holdings, Ltd.	16,209	57,618
Telstra Corp., Ltd.	30,433	78,592
Security Description	Shares	Value (Note 2)
Australia (continued)
TPG Telecom, Ltd.	2,719	$13,073
Transurban Group	20,007	202,415
Treasury Wine Estates, Ltd.	5,275	41,469
Vicinity Centres	28,289	35,561
Washington H. Soul Pattinson & Co., Ltd.	788	18,901
Wesfarmers, Ltd.	8,290	331,646
Westpac Banking Corp.	26,405	489,565
WiseTech Global, Ltd.	1,065	23,499
Woodside Petroleum, Ltd.	7,035	128,242
Woolworths Group, Ltd.	9,251	287,177
Worley, Ltd.	68,482	545,643
		13,419,726
Austria — 0.5%
Erste Group Bank AG†	51,186	1,735,947
OMV AG	1,076	54,586
Raiffeisen Bank International AG†	1,082	23,766
Verbund AG	498	36,208
voestalpine AG	848	35,134
		1,885,641
Belgium — 1.1%
Ageas SA/NV	1,280	77,394
Anheuser-Busch InBev SA NV	5,570	351,092
Colruyt SA	397	23,679
Elia Group SA	225	24,776
Galapagos NV†	311	24,115
Groupe Bruxelles Lambert SA	826	85,493
KBC Group NV†	1,827	132,836
Proximus SADP	1,112	24,203
Sofina SA	113	38,231
Solvay SA	542	67,501
UCB SA	14,444	1,374,049
Umicore SA	37,465	1,987,189
		4,210,558
Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	5,000	29,714
Hongkong Land Holdings, Ltd.	8,500	41,735
Jardine Matheson Holdings, Ltd.	1,603	104,820
Jardine Strategic Holdings, Ltd.	1,662	54,879
		231,148
Canada — 1.5%
Canadian National Railway Co.	13,497	1,566,327
Element Fleet Management Corp.	72,960	798,281
Magna International, Inc.	14,280	1,257,211
National Bank of Canada	17,252	1,171,961
Sun Life Financial, Inc.	23,757	1,200,610
		5,994,390
Cayman Islands — 1.6%
Alibaba Group Holding, Ltd. ADR†	6,735	1,527,027
ASM Pacific Technology, Ltd.	2,300	29,304
Budweiser Brewing Co. APAC, Ltd.*	12,600	37,602
China Mengniu Dairy Co., Ltd.	95,000	543,793
CK Asset Holdings, Ltd.	18,860	114,507
CK Hutchison Holdings, Ltd.	19,360	154,275

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cayman Islands (continued)
ESR Cayman, Ltd.†*	13,400	$43,868
Kingdee International Software Group Co., Ltd.†	194,000	601,407
Melco Resorts & Entertainment, Ltd. ADR†	1,574	31,338
Sands China, Ltd.†	17,600	87,954
Sea, Ltd. ADR†	3,309	738,668
Tencent Holdings, Ltd.	22,900	1,796,864
WH Group, Ltd.*	70,000	56,727
Wharf Real Estate Investment Co., Ltd.	13,000	72,825
Wynn Macau, Ltd.†	11,200	21,783
Xinyi Glass Holdings, Ltd.	14,000	45,742
XP, Inc., Class A†	3,969	149,512
		6,053,196
China — 0.3%
PICC Property & Casualty Co., Ltd.	590,000	511,519
Ping An Insurance Group Co. of China, Ltd.	44,500	529,769
		1,041,288
Denmark — 1.4%
Ambu A/S, Class B	1,198	56,262
AP Moller - Maersk A/S, Series A	23	50,074
AP Moller - Maersk A/S, Series B	45	104,532
Carlsberg A/S, Class B	753	115,694
Chr. Hansen Holding A/S†	771	70,059
Coloplast A/S, Class B	869	130,667
Danske Bank A/S	5,043	94,369
Demant A/S†	792	33,549
DSV PANALPINA A/S	1,513	296,840
Genmab A/S†	479	157,596
GN Store Nord A/S	936	73,691
H. Lundbeck A/S	510	17,423
Novo Nordisk A/S, Class B	16,342	1,107,157
Novozymes A/S, Class B	1,522	97,488
Orsted A/S*	1,383	223,369
Pandora A/S†	9,859	1,056,269
ROCKWOOL International A/S, Class B	59	24,871
Tryg A/S	2,467	58,182
Vestas Wind Systems A/S	8,579	1,760,904
		5,528,996
Finland — 0.8%
Elisa Oyj	1,040	62,371
Fortum Oyj	3,247	86,665
Kesko Oyj, Class B	1,997	61,076
Kone Oyj, Class B	2,485	203,000
Neste Oyj	3,093	164,165
Nokia Oyj†	41,335	165,028
Nordea Bank Abp	23,687	233,251
Orion Oyj, Class B	775	31,055
Sampo Oyj, Class A	28,231	1,273,607
Stora Enso Oyj, Class R	42,556	793,746
UPM-Kymmene Oyj	3,902	140,159
Wartsila Oyj Abp	3,244	33,987
		3,248,110
Security Description	Shares	Value (Note 2)
France — 7.7%
Accor SA†	1,337	$50,424
Aeroports de Paris†	217	25,931
Air Liquide SA	8,668	1,415,979
Alstom SA†	26,061	1,299,485
Amundi SA†*	10,296	823,455
Arkema SA	505	61,205
Atos SE†	724	56,478
AXA SA	78,707	2,112,279
BioMerieux	302	38,426
BNP Paribas SA†	26,800	1,630,503
Bollore SA	6,462	31,206
Bouygues SA	1,670	66,958
Bureau Veritas SA†	2,149	61,164
Capgemini SE	1,177	200,277
Carrefour SA	4,483	81,198
Cie de Saint-Gobain†	3,720	219,518
Cie Generale des Etablissements Michelin SCA	1,239	185,472
CNP Assurances†	1,255	23,857
Covivio	379	32,445
Credit Agricole SA†	8,436	122,128
Danone SA	4,518	309,948
Dassault Aviation SA†	18	20,032
Dassault Systemes SE	966	206,628
Edenred	1,802	94,122
Eiffage SA†	609	60,962
Electricite de France SA†	4,533	60,813
Engie SA†	87,737	1,245,474
EssilorLuxottica SA	6,497	1,057,903
Eurazeo SE†	288	21,919
Faurecia SE (Euronext Paris)†	807	42,994
Faurecia SE (Borsa Italiana)†	254	13,496
Gecina SA	335	46,121
Getlink SE†	3,217	49,345
Hermes International	231	255,724
Iliad SA	108	20,530
Ipsen SA	4,606	395,117
Kering SA	1,463	1,009,838
Klepierre SA	1,426	33,253
L'Oreal SA	5,225	2,002,420
La Francaise des Jeux SAEM*	628	28,552
Legrand SA	19,151	1,781,399
LVMH Moet Hennessy Louis Vuitton SE	2,030	1,352,408
Natixis SA†	6,922	33,135
Orange SA	14,586	179,688
Orpea SA†	378	43,796
Pernod Ricard SA	1,532	287,542
Publicis Groupe SA	1,630	99,475
Remy Cointreau SA	166	30,660
Renault SA†	1,405	60,847
Safran SA†	6,558	892,490
Sanofi	26,581	2,626,202
Sartorius Stedim Biotech	202	83,194
Schneider Electric SE	18,024	2,753,061
SCOR SE†	1,159	39,552
SEB SA	182	32,100

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Societe Generale SA†	5,927	$155,102
Sodexo SA†	647	62,050
Suez SA	2,526	53,498
Teleperformance	2,078	757,379
Thales SA	779	77,395
TOTAL SE	45,599	2,126,926
Ubisoft Entertainment SA†	676	51,433
Valeo SA	1,678	57,007
Veolia Environnement SA	3,940	101,003
Vinci SA	3,812	390,528
Vivendi SE	6,067	199,214
Wendel SE	196	24,341
Worldline SA†*	1,734	145,271
		30,010,275
Germany — 9.7%
adidas AG†	5,085	1,587,398
Allianz SE	10,037	2,554,763
BASF SE	16,270	1,351,615
Bayer AG	25,077	1,586,845
Bayerische Motoren Werke AG	23,022	2,388,504
Bayerische Motoren Werke AG (Preference Shares)	416	33,100
Bechtle AG	199	37,315
Beiersdorf AG	737	77,872
Brenntag SE	1,130	96,471
Carl Zeiss Meditec AG	294	44,303
Commerzbank AG†	7,325	44,909
Continental AG†	804	106,259
Covestro AG*	10,110	679,823
Daimler AG	6,257	557,730
Delivery Hero SE†*	948	122,845
Deutsche Bank AG†	14,355	171,506
Deutsche Boerse AG	1,389	230,812
Deutsche Lufthansa AG†	2,185	28,967
Deutsche Post AG	7,247	397,053
Deutsche Telekom AG	24,368	490,656
Deutsche Wohnen SE	30,258	1,411,536
E.ON SE	16,414	191,024
Evonik Industries AG	1,533	54,220
Evotec SE†	10,436	376,205
Fresenius Medical Care AG & Co. KGaA	1,559	114,667
Fresenius SE & Co. KGaA	21,758	969,083
Fuchs Petrolub SE (Preference Shares)	508	24,330
GEA Group AG	21,997	901,566
Hannover Rueck SE	440	80,391
HeidelbergCement AG	1,088	98,831
HelloFresh SE†	1,080	80,550
Henkel AG & Co. KGaA	760	75,266
Henkel AG & Co. KGaA (Preference Shares)	1,303	146,477
HOCHTIEF AG	180	16,106
Infineon Technologies AG	45,303	1,920,800
KION Group AG	9,507	938,734
Knorr-Bremse AG	14,250	1,778,382
Security Description	Shares	Value (Note 2)
Germany (continued)
LANXESS AG	608	$44,819
LEG Immobilien SE	527	69,316
Merck KGaA	8,256	1,411,608
MTU Aero Engines AG	388	91,320
Muenchener Rueckversicherungs- Gesellschaft AG	6,717	2,068,507
Nemetschek SE	422	26,921
Porsche Automobil Holding SE (Preference Shares)	1,120	118,760
Puma SE†	717	70,243
Rational AG	38	29,523
RWE AG	4,697	184,083
SAP SE	21,992	2,692,994
Sartorius AG (Preference Shares)	260	129,644
Scout24 AG*	787	59,713
Siemens AG	34,278	5,627,694
Siemens Energy AG†	2,922	104,889
Siemens Healthineers AG*	15,535	841,667
Stroeer SE & Co. KGaA	5,181	422,265
Symrise AG	940	113,982
TeamViewer AG†*	1,176	50,240
Telefonica Deutschland Holding AG	7,611	22,314
Uniper SE	1,472	53,306
United Internet AG	780	31,283
Volkswagen AG	238	86,299
Volkswagen AG (Preference Shares)	1,357	379,697
Vonovia SE	3,931	256,771
Zalando SE†*	9,870	968,095
		37,722,867
Hong Kong — 2.6%
AIA Group, Ltd.	333,600	4,046,575
Bank of East Asia, Ltd.	9,600	20,450
Beijing Enterprises Holdings, Ltd.	69,000	243,636
BOC Hong Kong Holdings, Ltd.	467,500	1,632,681
CLP Holdings, Ltd.	12,000	116,541
Galaxy Entertainment Group, Ltd.†	16,000	144,068
Hang Lung Properties, Ltd.	16,000	41,574
Hang Seng Bank, Ltd.	5,500	106,475
Henderson Land Development Co., Ltd.	11,062	49,660
Hong Kong & China Gas Co., Ltd.	77,651	122,858
Hong Kong Exchanges & Clearing, Ltd.	26,163	1,539,337
Link REIT	15,100	137,518
MTR Corp., Ltd.	11,500	65,162
New World Development Co., Ltd.	12,000	62,052
PCCW, Ltd.	31,000	17,466
Power Assets Holdings, Ltd.	10,500	61,994
Sino Land Co., Ltd.	24,000	33,403
SJM Holdings, Ltd.	15,000	19,604
Sun Hung Kai Properties, Ltd.	9,500	143,952
Swire Pacific, Ltd., Class A	4,000	29,997
Swire Properties, Ltd.	8,600	26,605
Techtronic Industries Co., Ltd.	71,500	1,223,228
		9,884,836

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
India — 0.4%
HDFC Bank, Ltd. ADR†	11,878	$922,802
Housing Development Finance Corp., Ltd.	16,452	563,459
		1,486,261
Indonesia — 0.2%
Bank Central Asia Tbk PT	298,800	639,257
Ireland — 0.7%
CRH PLC	5,740	269,050
DCC PLC	8,106	702,903
Flutter Entertainment PLC†	1,193	256,442
James Hardie Industries PLC CDI	3,246	98,226
Kerry Group PLC, Class A	8,731	1,092,485
Kingspan Group PLC	1,128	95,639
Smurfit Kappa Group PLC	1,792	84,395
		2,599,140
Isle of Man — 0.0%
Entain PLC†	4,277	89,505
Israel — 0.2%
Azrieli Group, Ltd.	310	19,111
Bank Hapoalim BM†	8,302	64,517
Bank Leumi Le-Israel BM	10,622	69,900
Check Point Software Technologies, Ltd.†	839	93,943
CyberArk Software, Ltd.†	284	36,733
Elbit Systems, Ltd.	193	27,289
ICL Group, Ltd.	5,149	30,142
Israel Discount Bank, Ltd., Class A	8,510	35,358
Mizrahi Tefahot Bank, Ltd.	1,026	26,743
NICE, Ltd.†	458	98,913
Teva Pharmaceutical Industries, Ltd. ADR†	8,035	92,724
Wix.com, Ltd.†	378	105,545
		700,918
Italy — 1.8%
Amplifon SpA†	910	33,872
Assicurazioni Generali SpA†	8,066	161,370
Atlantia SpA†	3,623	67,767
DiaSorin SpA	184	29,518
Enel SpA	59,463	592,236
Eni SpA	18,452	227,076
FinecoBank Banca Fineco SpA†	55,706	911,630
Infrastrutture Wireless Italiane SpA*	2,457	27,373
Intesa Sanpaolo SpA†	939,457	2,545,481
Mediobanca Banca di Credito Finanziario SpA†	4,540	50,344
Moncler SpA†	14,365	823,256
Nexi SpA†*	3,213	56,066
Poste Italiane SpA*	3,820	48,560
Prysmian SpA	23,681	769,526
Recordati Industria Chimica e Farmaceutica SpA	765	41,151
Snam SpA	14,743	81,743
Telecom Italia SpA	61,132	33,063
Telecom Italia SpA (RSP)	671,419	386,128
Security Description	Shares	Value (Note 2)
Italy (continued)
Terna Rete Elettrica Nazionale SpA	10,286	$77,658
UniCredit SpA†	15,538	164,230
		7,128,048
Japan — 21.4%
ABC-Mart, Inc.	300	16,907
Acom Co., Ltd.	2,900	13,488
Advantest Corp.	1,500	131,136
Aeon Co., Ltd.	4,800	143,014
Aeon Mall Co., Ltd.	800	13,908
AGC, Inc.	1,500	62,723
Air Water, Inc.	1,400	24,529
Aisin Corp..	1,300	49,311
Ajinomoto Co., Inc.	3,400	69,566
Alfresa Holdings Corp.	1,500	28,896
Amada Co., Ltd.	2,300	25,633
ANA Holdings, Inc.†	1,200	27,874
Asahi Group Holdings, Ltd.	3,300	139,034
Asahi Intecc Co., Ltd.	1,500	41,319
Asahi Kasei Corp.	74,700	859,834
Astellas Pharma, Inc.	110,900	1,704,690
Azbil Corp.	1,000	43,035
Bandai Namco Holdings, Inc.	1,600	114,056
Bank of Kyoto, Ltd.	400	24,602
Bridgestone Corp.	47,100	1,903,567
Brother Industries, Ltd.	1,600	35,389
Calbee, Inc.	700	17,841
Canon, Inc.	7,300	164,988
Capcom Co., Ltd.	1,400	45,455
Casio Computer Co., Ltd.	1,500	28,246
Central Japan Railway Co.	4,400	657,665
Chiba Bank, Ltd.	3,900	25,536
Chubu Electric Power Co., Inc.	4,700	60,488
Chugai Pharmaceutical Co., Ltd.	4,900	198,655
Chugoku Electric Power Co., Inc.	2,200	27,002
Coca-Cola Bottlers Japan Holdings, Inc.	938	16,341
Concordia Financial Group, Ltd.	7,500	30,413
Cosmos Pharmaceutical Corp.	156	24,332
CyberAgent, Inc.	49,004	882,050
Dai Nippon Printing Co., Ltd.	1,800	37,699
Dai-ichi Life Holdings, Inc.	7,900	135,704
Daifuku Co., Ltd.	748	73,229
Daiichi Sankyo Co., Ltd.	12,400	361,165
Daikin Industries, Ltd.	7,100	1,431,222
Daito Trust Construction Co., Ltd.	500	57,936
Daiwa House Industry Co., Ltd.	4,100	120,010
Daiwa House REIT Investment Corp.	15	40,248
Daiwa Securities Group, Inc.	10,500	54,252
Denso Corp.	11,700	776,337
Dentsu Group, Inc.	1,600	51,298
Disco Corp.	3,000	941,522
East Japan Railway Co.	2,300	162,833
Eisai Co., Ltd.	1,900	127,307
Electric Power Development Co., Ltd.	22,400	391,254
ENEOS Holdings, Inc.	22,450	101,702
FANUC Corp.	1,500	354,730

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Fast Retailing Co., Ltd.	500	$397,968
Fuji Electric Co., Ltd.	1,000	41,635
FUJIFILM Holdings Corp.	2,600	154,298
Fujitsu, Ltd.	1,500	216,753
Fukuoka Financial Group, Inc.	1,300	24,644
GLP J-REIT	30	49,257
GMO Payment Gateway, Inc.	300	39,774
Hakuhodo DY Holdings, Inc.	1,700	28,327
Hamamatsu Photonics KK	12,000	708,783
Hankyu Hanshin Holdings, Inc.	1,700	54,428
Harmonic Drive Systems, Inc.	300	20,266
Hikari Tsushin, Inc.	200	40,226
Hino Motors, Ltd.	2,100	18,056
Hirose Electric Co., Ltd.	225	34,586
Hisamitsu Pharmaceutical Co., Inc.	400	26,047
Hitachi Construction Machinery Co., Ltd.	800	25,613
Hitachi Metals, Ltd.†	1,600	26,328
Hitachi, Ltd.	7,000	316,351
Honda Motor Co., Ltd.	23,200	695,424
Hoshizaki Corp.	400	35,692
Hoya Corp.	2,700	317,124
Hulic Co., Ltd.	2,300	27,108
Ibiden Co., Ltd.	800	36,776
Idemitsu Kosan Co., Ltd.	1,479	38,122
Iida Group Holdings Co., Ltd.	1,100	26,585
Inpex Corp.	7,500	51,208
Isuzu Motors, Ltd.	4,000	42,953
Ito En, Ltd.	419	25,694
ITOCHU Corp.	9,900	320,716
Itochu Techno-Solutions Corp.	700	22,538
Japan Airlines Co., Ltd.†	1,100	24,538
Japan Airport Terminal Co., Ltd.†	400	19,652
Japan Exchange Group, Inc.	3,800	89,059
Japan Metropolitan Fund Investment Corp.	51	52,094
Japan Post Bank Co., Ltd.	2,900	27,867
Japan Post Holdings Co., Ltd.	11,600	103,371
Japan Post Insurance Co., Ltd.	1,600	32,860
Japan Real Estate Investment Corp.	10	58,975
Japan Tobacco, Inc.	8,700	166,968
JFE Holdings, Inc.	3,600	44,315
JSR Corp.	1,600	48,264
Kajima Corp.	3,300	46,821
Kakaku.com, Inc.	1,000	27,275
Kansai Electric Power Co., Inc.	5,200	56,262
Kansai Paint Co., Ltd.	1,400	37,363
Kao Corp.	3,500	231,163
KDDI Corp.	44,000	1,349,108
Keihan Holdings Co., Ltd.	700	29,081
Keikyu Corp.	1,600	24,146
Keio Corp.	800	53,755
Keisei Electric Railway Co., Ltd.	1,000	32,694
Keyence Corp.	4,200	1,906,832
Kikkoman Corp.	1,100	65,469
Kintetsu Group Holdings Co., Ltd.†	1,300	49,546
Security Description	Shares	Value (Note 2)
Japan (continued)
Kirin Holdings Co., Ltd.	24,100	$461,540
Kobayashi Pharmaceutical Co., Ltd.	399	37,224
Kobe Bussan Co., Ltd.	964	25,814
Koei Tecmo Holdings Co, Ltd.	390	17,488
Koito Manufacturing Co., Ltd.	800	53,610
Komatsu, Ltd.	6,400	197,621
Konami Holdings Corp.	700	41,662
Kose Corp.	240	33,944
Kubota Corp.	59,800	1,360,723
Kuraray Co., Ltd.	2,300	26,235
Kurita Water Industries, Ltd.	800	34,283
Kyocera Corp.	2,300	145,925
Kyowa Kirin Co., Ltd.	2,000	59,788
Kyushu Electric Power Co., Inc.	2,700	26,628
Kyushu Railway Co.	1,200	27,896
Lasertec Corp.†	590	77,370
Lawson, Inc.	400	19,616
Lion Corp.	1,600	31,198
LIXIL Corp.	2,000	55,543
M3, Inc.	3,200	218,805
Makita Corp.	1,600	68,566
Marubeni Corp.	12,000	99,793
Marui Group Co., Ltd.	1,500	28,164
Mazda Motor Corp.†	4,100	33,400
McDonald's Holdings Co. Japan, Ltd.	500	23,030
Medipal Holdings Corp.	1,400	26,856
MEIJI Holdings Co., Ltd.	900	57,873
Mercari, Inc.†	700	31,736
Minebea Mitsumi, Inc.	2,600	66,429
MISUMI Group, Inc.	2,100	60,975
Mitsubishi Chemical Holdings Corp.	9,400	70,454
Mitsubishi Corp.	30,000	848,047
Mitsubishi Electric Corp.	91,700	1,396,722
Mitsubishi Estate Co., Ltd.	8,600	150,097
Mitsubishi Gas Chemical Co., Inc.	1,200	29,413
Mitsubishi HC Capital, Inc..	63,100	380,680
Mitsubishi Heavy Industries, Ltd.	2,300	71,643
Mitsubishi UFJ Financial Group, Inc.	597,900	3,195,100
Mitsui & Co., Ltd.	11,900	247,404
Mitsui Chemicals, Inc.	1,400	44,191
Mitsui Fudosan Co., Ltd.	50,800	1,153,180
Miura Co., Ltd.	686	37,049
Mizuho Financial Group, Inc.	17,640	254,742
MonotaRO Co., Ltd.	2,000	54,080
MS&AD Insurance Group Holdings, Inc.	3,300	96,832
Murata Manufacturing Co., Ltd.	32,500	2,595,304
Nabtesco Corp.	33,700	1,540,050
Nagoya Railroad Co., Ltd.†	1,500	35,669
NEC Corp.	1,900	111,881
Nexon Co., Ltd.	33,400	1,082,917
NGK Insulators, Ltd.	1,900	34,731
NGK Spark Plug Co., Ltd.	1,200	20,711
NH Foods, Ltd.	600	25,712
Nidec Corp.	3,300	400,411
Nihon M&A Center, Inc.	2,340	63,252
Nintendo Co., Ltd.	900	502,407

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Nippon Building Fund, Inc.	12	$70,553
Nippon Express Co., Ltd.	600	44,651
Nippon Paint Holdings Co., Ltd.	5,500	79,228
Nippon Prologis REIT, Inc.	16	51,371
Nippon Sanso Holdings Corp.	1,200	22,802
Nippon Shinyaku Co., Ltd.	400	29,731
Nippon Steel Corp.	5,900	100,522
Nippon Telegraph & Telephone Corp.	91,900	2,358,815
Nippon Yusen KK	1,200	40,912
Nissan Chemical Corp.	1,000	53,375
Nissan Motor Co., Ltd.†	17,000	94,561
Nisshin Seifun Group, Inc.	1,500	25,062
Nissin Foods Holdings Co., Ltd.	500	37,074
Nitori Holdings Co., Ltd.	600	116,098
Nitto Denko Corp.	1,200	102,524
Nomura Holdings, Inc.	23,000	120,769
Nomura Real Estate Holdings, Inc.	900	21,662
Nomura Real Estate Master Fund, Inc.	31	46,588
Nomura Research Institute, Ltd.	2,300	71,145
NSK, Ltd.	2,600	26,652
NTT Data Corp.	72,000	1,113,895
Obayashi Corp.	4,800	44,001
OBIC Co., Ltd.	500	91,352
Odakyu Electric Railway Co., Ltd.	2,200	60,104
Oji Holdings Corp.	6,300	40,739
Olympus Corp.	8,500	175,873
Omron Corp.	7,200	561,824
Ono Pharmaceutical Co., Ltd.	2,700	70,472
Oracle Corp. Japan	300	29,262
Oriental Land Co., Ltd.	1,600	240,235
ORIX Corp.	9,600	161,958
Orix JREIT, Inc.	19	33,015
Osaka Gas Co., Ltd.	2,700	52,598
Otsuka Corp.	800	37,426
Otsuka Holdings Co., Ltd.	20,100	850,835
Pan Pacific International Holdings Corp.	3,000	70,743
Panasonic Corp.	68,800	884,505
PeptiDream, Inc.†	700	31,989
Persol Holdings Co., Ltd.	1,401	27,381
Pigeon Corp.	900	34,139
Pola Orbis Holdings, Inc.	7,744	186,318
Rakuten Group, Inc.	6,300	75,048
Recruit Holdings Co., Ltd.	52,400	2,555,994
Renesas Electronics Corp.†	40,121	434,818
Resona Holdings, Inc.	15,100	63,387
Ricoh Co., Ltd.	4,900	49,741
Rinnai Corp.	300	33,570
Rohm Co., Ltd.	700	68,340
Ryohin Keikaku Co., Ltd.	1,800	42,560
Santen Pharmaceutical Co., Ltd.	2,600	35,762
SBI Holdings, Inc.	1,800	48,769
SCSK Corp.	408	24,172
Secom Co., Ltd.	1,600	134,575
Sega Sammy Holdings, Inc.	1,300	20,276
Seibu Holdings, Inc.†	1,600	17,629
Security Description	Shares	Value (Note 2)
Japan (continued)
Seiko Epson Corp.	2,100	$34,139
Sekisui Chemical Co., Ltd.	50,300	965,342
Sekisui House, Ltd.	4,500	96,482
Seven & i Holdings Co., Ltd.	29,900	1,205,181
SG Holdings Co., Ltd.	2,344	53,707
Sharp Corp.	1,600	27,600
Shimadzu Corp.	1,600	57,873
Shimamura Co., Ltd.	200	23,066
Shimano, Inc.	600	142,922
Shimizu Corp.	4,000	32,368
Shin-Etsu Chemical Co., Ltd.	2,600	436,993
Shinsei Bank, Ltd.†	1,200	19,389
Shionogi & Co., Ltd.	2,000	107,510
Shiseido Co., Ltd.	2,900	194,390
Shizuoka Bank, Ltd.	3,000	23,572
SMC Corp.	2,900	1,684,344
SoftBank Corp.	21,000	272,825
SoftBank Group Corp.	19,100	1,609,420
Sohgo Security Services Co., Ltd.	600	28,340
Sompo Holdings, Inc.	2,400	91,947
Sony Group Corp.	43,700	4,576,216
Square Enix Holdings Co., Ltd.	700	38,880
Stanley Electric Co., Ltd.	17,600	523,748
Subaru Corp.	4,500	89,573
SUMCO Corp.	1,912	43,619
Sumitomo Chemical Co., Ltd.	10,900	56,407
Sumitomo Corp.	52,000	740,610
Sumitomo Dainippon Pharma Co., Ltd.	1,400	24,365
Sumitomo Electric Industries, Ltd.	5,500	82,357
Sumitomo Metal Mining Co., Ltd.	1,700	73,374
Sumitomo Mitsui Financial Group, Inc.	9,600	347,412
Sumitomo Mitsui Trust Holdings, Inc.	15,200	529,752
Sumitomo Realty & Development Co., Ltd.	2,300	81,136
Sumitomo Rubber Industries, Ltd.	20,500	241,612
Sundrug Co., Ltd.	596	21,800
Suntory Beverage & Food, Ltd.	1,100	40,881
Suzuken Co., Ltd.	500	19,530
Suzuki Motor Corp.	15,300	694,355
Sysmex Corp.	1,300	140,009
T&D Holdings, Inc.	3,900	50,227
Taiheiyo Cement Corp.	900	23,661
Taisei Corp.	1,500	57,846
Taisho Pharmaceutical Holdings Co., Ltd.	300	19,345
Takeda Pharmaceutical Co., Ltd.	52,300	1,882,280
Takeda Pharmaceutical Co., Ltd. ADR	17,211	314,273
TDK Corp.	1,000	138,451
TechnoPro Holdings, Inc.	7,800	649,501
Teijin, Ltd.	1,400	24,112
Terumo Corp.	23,600	852,350
THK Co., Ltd.	12,800	442,755
TIS, Inc.	1,652	39,403
Tobu Railway Co., Ltd.	1,500	40,316
Toho Co., Ltd.	900	36,496
Toho Gas Co., Ltd.	600	37,011

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Tohoku Electric Power Co., Inc.	3,100	$29,257
Tokio Marine Holdings, Inc.	49,100	2,334,717
Tokyo Century Corp.	300	20,158
Tokyo Electric Power Co. Holdings, Inc.†	10,600	35,325
Tokyo Electron, Ltd.	3,200	1,352,251
Tokyo Gas Co., Ltd.	2,700	60,047
Tokyu Corp.	3,700	49,255
Tokyu Fudosan Holdings Corp.	4,500	26,620
Toppan Printing Co., Ltd.	1,900	32,089
Toray Industries, Inc.	10,100	64,992
Toshiba Corp.	2,800	94,577
Tosoh Corp.	8,300	158,766
TOTO, Ltd.	1,100	67,555
Toyo Suisan Kaisha, Ltd.	700	29,397
Toyoda Gosei Co., Ltd.	500	13,132
Toyota Industries Corp.	1,100	97,954
Toyota Motor Corp.	57,200	4,450,984
Toyota Tsusho Corp.	1,600	67,121
Trend Micro, Inc.	1,000	50,034
Tsuruha Holdings, Inc.	287	37,014
Unicharm Corp.	2,900	121,657
United Urban Investment Corp.	22	29,525
USS Co., Ltd.	1,600	31,270
Welcia Holdings Co., Ltd.	8,900	305,441
West Japan Railway Co.	1,300	72,030
Yakult Honsha Co., Ltd.	1,000	50,576
Yamada Holdings Co., Ltd.†	5,300	28,576
Yamaha Corp.	1,000	54,279
Yamaha Motor Co., Ltd.	2,100	51,417
Yamato Holdings Co., Ltd.	2,200	60,303
Yamazaki Baking Co., Ltd.	900	14,541
Yaskawa Electric Corp.	23,100	1,149,524
Yokogawa Electric Corp.	1,700	31,290
Z Holdings Corp.	109,300	543,514
ZOZO, Inc.	830	24,512
		82,841,316
Jersey — 0.6%
Amcor PLC CDI	41,060	479,970
Experian PLC	6,706	230,845
Ferguson PLC	1,646	196,692
Glencore PLC†	73,060	286,298
WPP PLC	77,309	981,158
		2,174,963
Luxembourg — 0.2%
ArcelorMittal SA†	5,241	151,379
Aroundtown SA	7,304	51,992
Eurofins Scientific SE†	976	93,293
Samsonite International SA†*	132,000	254,692
SES SA FDR	2,804	22,274
Tenaris SA	3,453	38,922
		612,552
Netherlands — 5.6%
Aalberts NV	24,809	1,256,840
ABN AMRO Bank NV CVA†*	3,093	37,577
Security Description	Shares	Value (Note 2)
Netherlands (continued)
Adyen NV†*	133	$296,887
Aegon NV	13,082	62,132
Airbus SE†	4,300	486,813
Akzo Nobel NV	19,678	2,198,718
Argenx SE†	330	90,711
ASM International NV	346	100,627
ASML Holding NV	11,476	6,957,737
CNH Industrial NV†	7,481	115,759
Davide Campari-Milano NV	4,246	47,562
EXOR NV	793	66,901
Ferrari NV	921	192,628
Heineken Holding NV	842	74,945
Heineken NV	1,895	194,715
ING Groep NV	115,687	1,415,269
JDE Peet's NV†	548	20,115
Just Eat Takeaway.com NV†*	924	85,191
Koninklijke Ahold Delhaize NV	8,047	224,122
Koninklijke DSM NV	1,260	213,218
Koninklijke KPN NV	26,118	88,639
Koninklijke Philips NV†	68,885	3,932,037
Koninklijke Vopak NV	505	25,139
NN Group NV	2,173	106,238
NXP Semiconductors NV	6,357	1,279,918
Prosus NV	3,563	396,106
QIAGEN NV†	1,688	81,695
Randstad NV	871	61,265
Stellantis NV (Euronext Paris)	66,017	1,167,465
Stellantis NV (Borsa Italiana)	14,974	264,875
STMicroelectronics NV	4,659	177,513
Wolters Kluwer NV	1,955	169,930
		21,889,287
New Zealand — 0.3%
a2 Milk Co., Ltd.†	5,429	32,684
Auckland International Airport, Ltd.†	9,151	50,106
Fisher & Paykel Healthcare Corp., Ltd.	4,213	94,450
Mercury NZ, Ltd.	4,980	22,607
Meridian Energy, Ltd.	9,368	35,265
Ryman Healthcare, Ltd.	2,925	31,255
Spark New Zealand, Ltd.	13,539	42,361
Xero, Ltd.†	8,904	855,726
		1,164,454
Norway — 1.8%
Adevinta ASA†	1,753	25,804
DNB ASA	123,640	2,630,900
Equinor ASA	154,605	3,024,081
Gjensidige Forsikring ASA	1,462	34,289
Mowi ASA	3,213	79,713
Norsk Hydro ASA	9,832	62,948
Orkla ASA	5,491	53,824
Schibsted ASA, Class A†	552	23,169
Schibsted ASA, Class B†	717	25,651
Storebrand ASA†	89,058	896,916
Telenor ASA	5,116	90,020
Yara International ASA	1,275	66,305
		7,013,620

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Papua New Guinea — 0.0%
Oil Search, Ltd.	14,431	$44,940
Portugal — 0.0%
Banco Espirito Santo SA†(1)	59,101	0
EDP - Energias de Portugal SA	20,295	115,906
Galp Energia SGPS SA	3,665	42,635
Jeronimo Martins SGPS SA	1,840	30,964
		189,505
Singapore — 0.9%
Ascendas Real Estate Investment Trust	23,500	53,282
CapitaLand Integrated Commercial Trust	33,192	53,544
CapitaLand, Ltd.	19,300	53,946
City Developments, Ltd.	3,300	19,576
DBS Group Holdings, Ltd.	35,800	766,192
Genting Singapore, Ltd.	44,200	30,229
Keppel Corp., Ltd.	10,600	41,921
Mapletree Commercial Trust	15,800	24,900
Mapletree Logistics Trust	21,111	30,289
Oversea-Chinese Banking Corp., Ltd.	24,500	214,002
Singapore Airlines, Ltd.†	9,800	40,433
Singapore Exchange, Ltd.	5,900	43,728
Singapore Technologies Engineering, Ltd.	11,400	32,966
Singapore Telecommunications, Ltd.	59,610	108,124
Suntec Real Estate Investment Trust	14,500	16,815
United Overseas Bank, Ltd.	47,500	912,076
UOL Group, Ltd.	3,400	19,967
Venture Corp., Ltd.	2,048	30,540
Wilmar International, Ltd.	220,600	888,829
		3,381,359
South Korea — 1.5%
KT Corp.	12,946	323,150
NAVER Corp.	2,204	734,180
Samsung Electronics Co., Ltd.	52,491	3,775,363
Samsung SDI Co., Ltd.	1,833	1,068,946
		5,901,639
Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	1,730	57,333
Aena SME SA†*	493	79,957
Amadeus IT Group SA†	8,569	606,751
Banco Bilbao Vizcaya Argentaria SA	374,265	1,942,574
Banco Santander SA†	126,776	430,698
CaixaBank SA	26,238	81,200
Cellnex Telecom SA*	2,313	133,182
Enagas SA	1,819	39,506
Endesa SA	2,322	61,431
Ferrovial SA	3,558	92,754
Grifols SA	2,181	57,112
Iberdrola SA	192,441	2,479,046
Industria de Diseno Textil SA	49,779	1,640,361
Naturgy Energy Group SA	2,126	52,107
Red Electrica Corp. SA	3,164	56,027
Repsol SA	10,974	135,899
Security Description	Shares	Value (Note 2)
Spain (continued)
Siemens Gamesa Renewable Energy SA†	1,743	$67,452
Telefonica SA	37,008	165,655
		8,179,045
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.	19,500	19,364
HKT Trust & HKT, Ltd.	27,000	38,482
Unibail-Rodamco-Westfield†	1,012	81,104
		138,950
Sweden — 2.3%
Alfa Laval AB†	2,300	69,526
Assa Abloy AB, Class B	49,507	1,422,835
Atlas Copco AB, Class A	4,909	298,808
Atlas Copco AB, Class B	2,852	148,422
Boliden AB	2,000	74,198
Electrolux AB, Series B	1,649	45,731
Elekta AB, Series B	42,358	549,272
Epiroc AB, Class A	4,818	109,121
Epiroc AB, Class B	2,851	59,397
EQT AB	1,741	57,313
Essity AB, Class B	4,449	140,549
Evolution Gaming Group AB*	1,169	172,135
Fastighets AB Balder, Class B†	740	36,655
Hennes & Mauritz AB, Class B†	5,873	132,309
Hexagon AB, Class B	2,058	189,836
Husqvarna AB, Class B	3,057	44,034
ICA Gruppen AB	735	35,936
Industrivarden AB, Class A†	781	28,724
Industrivarden AB, Class C†	1,167	40,942
Investment AB Latour, Class B	1,082	28,024
Investor AB, Class B	3,330	265,532
Kinnevik AB, Class B	1,769	86,005
L E Lundbergforetagen AB, Class B†	556	30,355
Lundin Energy AB	1,359	42,699
Nibe Industrier AB, Class B	2,279	70,665
Sandvik AB†	8,254	225,501
Securitas AB, Class B	2,289	38,921
Skandinaviska Enskilda Banken AB, Class A	11,899	145,034
Skanska AB, Class B	2,487	62,364
SKF AB, Class B	2,789	79,262
Svenska Cellulosa AB SCA, Class B†	4,429	78,377
Svenska Handelsbanken AB, Class A	172,287	1,871,328
Swedbank AB, Class A	6,621	116,675
Swedish Match AB	1,186	92,588
Tele2 AB, Class B	3,662	49,394
Telefonaktiebolaget LM Ericsson, Class B	118,087	1,562,378
Telia Co. AB	17,939	77,705
Volvo AB, Class B	10,411	263,331
		8,841,881

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Switzerland — 9.2%
ABB, Ltd.	48,938	$1,478,780
Adecco Group AG	1,133	76,289
Alcon, Inc.†	22,944	1,606,553
Baloise Holding AG	339	57,675
Banque Cantonale Vaudoise	220	21,461
Barry Callebaut AG	250	564,990
Chocoladefabriken Lindt & Spruengli AG	1	91,520
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	136	1,187,113
Cie Financiere Richemont SA	18,647	1,790,222
Clariant AG	1,456	29,362
Coca-Cola HBC AG†	1,464	46,622
Credit Suisse Group AG	17,895	187,480
EMS-Chemie Holding AG	60	53,579
Geberit AG	270	171,858
Givaudan SA	68	262,028
Julius Baer Group, Ltd.	1,636	104,618
Kuehne & Nagel International AG	394	112,428
LafargeHolcim, Ltd.	3,827	224,887
Logitech International SA	1,202	126,082
Lonza Group AG	1,609	899,535
Nestle SA	88,149	9,824,489
Novartis AG	64,044	5,473,030
Partners Group Holding AG	136	173,678
Roche Holding AG (Participation Certificate)	19,659	6,353,321
Roche Holding AG	234	79,968
Schindler Holding AG (Participation Certificate)	298	87,526
Schindler Holding AG	147	42,118
SGS SA	44	124,810
Sika AG	4,472	1,277,511
Sonova Holding AG†	400	105,973
Straumann Holding AG	541	674,855
Swatch Group AG (TRQX)	385	21,447
Swatch Group AG (XEGT)	211	60,700
Swiss Life Holding AG	223	109,618
Swiss Prime Site AG	555	51,175
Swiss Re AG	2,089	205,463
Swisscom AG	190	101,920
Temenos AG	488	70,245
UBS Group AG	26,802	415,011
Vifor Pharma AG	332	45,191
Zurich Insurance Group AG	3,202	1,366,647
		35,757,778
Taiwan — 1.3%
Largan Precision Co., Ltd.	3,000	337,504
Taiwan Semiconductor Manufacturing Co., Ltd.	221,000	4,546,560
		4,884,064
United Kingdom — 15.3%
3i Group PLC	7,115	113,144
Admiral Group PLC	1,410	60,278
Anglo American PLC	8,969	351,465
Antofagasta PLC	115,083	2,681,241
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Ashtead Group PLC	18,424	$1,099,028
ASOS PLC†	14,926	1,138,730
Associated British Foods PLC†	2,604	86,695
AstraZeneca PLC	9,594	958,509
AstraZeneca PLC ADR	23,000	1,143,560
Auto Trader Group PLC†*	7,063	53,982
AVEVA Group PLC	841	39,675
Aviva PLC	140,750	792,062
BAE Systems PLC	23,527	163,793
Barclays PLC	687,593	1,762,364
Barratt Developments PLC†	7,445	76,649
Berkeley Group Holdings PLC	917	56,117
BHP Group PLC	48,193	1,391,561
BP PLC	148,183	601,926
British American Tobacco PLC	16,773	641,439
British Land Co. PLC	6,436	44,789
BT Group PLC†	65,253	139,255
Bunzl PLC	42,083	1,347,702
Burberry Group PLC†	59,877	1,567,143
Close Brothers Group PLC	10,770	230,285
Coca-Cola European Partners PLC	1,499	78,188
Compass Group PLC†	49,363	994,577
Croda International PLC	11,509	1,007,193
Diageo PLC	85,423	3,520,557
Direct Line Insurance Group PLC	67,164	290,091
Evraz PLC	3,728	29,706
Fresnillo PLC	1,347	16,048
GlaxoSmithKline PLC	89,439	1,588,111
GlaxoSmithKline PLC ADR	21,271	759,162
Great Portland Estates PLC	58,674	549,876
Halma PLC	2,775	90,820
Hargreaves Lansdown PLC	2,427	51,576
Hikma Pharmaceuticals PLC	1,264	39,660
HSBC Holdings PLC	148,906	868,752
Imperial Brands PLC	6,919	142,315
Informa PLC†	10,982	84,752
InterContinental Hotels Group PLC†	1,269	87,035
Intertek Group PLC	1,180	91,130
J Sainsbury PLC	13,008	43,487
JD Sports Fashion PLC†	3,771	42,868
Johnson Matthey PLC	23,250	965,740
Kingfisher PLC†	553,419	2,428,448
Land Securities Group PLC	5,150	48,996
Legal & General Group PLC	43,624	167,851
Lloyds Banking Group PLC†	1,625,082	952,927
London Stock Exchange Group PLC	2,312	221,200
M&G PLC	19,008	54,348
Meggitt PLC†	137,118	902,433
Melrose Industries PLC	429,212	987,566
Mondi PLC	3,550	90,540
National Grid PLC	225,903	2,690,753
Natwest Group PLC	35,470	95,964
Next PLC†	19,839	2,151,353
Ocado Group PLC†	17,605	493,899
Pearson PLC	5,505	58,558
Persimmon PLC	18,426	746,821

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Phoenix Group Holdings PLC	4,018	$40,669
Prudential PLC	82,791	1,758,259
Reckitt Benckiser Group PLC	25,587	2,292,119
RELX PLC	14,125	354,209
Rentokil Initial PLC†	13,557	90,533
Rio Tinto PLC	8,204	627,707
Rolls-Royce Holdings PLC†	61,175	88,806
Royal Dutch Shell PLC, Class A (LSE)	29,984	584,407
Royal Dutch Shell PLC, Class A (Euronext Amsterdam)	155,778	3,069,039
Royal Dutch Shell PLC, Class B	27,095	498,664
Royal Dutch Shell PLC, Class B ADR	12,872	474,076
RSA Insurance Group PLC	7,564	71,013
Sage Group PLC	7,992	67,517
Schroders PLC	909	43,860
Segro PLC	8,711	112,596
Severn Trent PLC	1,746	55,506
Smith & Nephew PLC	6,403	121,638
Smiths Group PLC	2,897	61,405
Spirax-Sarco Engineering PLC	539	84,709
SSE PLC	7,617	152,787
St James's Place PLC	3,927	68,971
Standard Chartered PLC	57,147	393,520
Standard Life Aberdeen PLC	16,119	64,421
Taylor Wimpey PLC	26,645	66,284
Tesco PLC	56,526	178,335
THG PLC†	15,046	129,329
Unilever PLC (LSE)	83,854	4,688,779
Unilever PLC (Euronext Amsterdam)	11,407	636,477
United Utilities Group PLC	4,985	63,624
Vodafone Group PLC	196,169	356,654
Vodafone Group PLC ADR	41,558	765,914
Whitbread PLC†	27,648	1,305,837
WM Morrison Supermarkets PLC	17,617	44,311
		59,386,668
United States — 1.0%
Autoliv, Inc. SDR†	5,531	510,830
Booking Holdings, Inc.†	474	1,104,344
Broadcom, Inc.	2,663	1,234,726
Coupang, Inc.†	3,225	159,154
MercadoLibre, Inc.†	483	711,044
		3,720,098
Total Common Stocks (cost $291,688,710)		377,996,279
EXCHANGE-TRADED FUNDS — 0.8%
iShares MSCI EAFE ETF (cost $3,132,510)	41,300	3,133,431
RIGHTS.† — 0.0%
Australia — 0.0%
Computershare, Ltd. Expires 04/05/2021	405	467
Security Description	Shares/ Principal Amount	Value (Note 2)
Italy — 0.0%
SNAM SpA NPV Expires 04/07/2021 (Strike price EUR4.46)	15,697	$4,878
Total Rights (cost $0)		5,345
WARRANTS† — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/29/2023 (cost $0)	8,154	3,106
Total Long-Term Investment Securities (cost $294,821,220)		381,138,161
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(2)	138,254	138,254
T. Rowe Price Government Reserve Fund 0.04%(2)	36,409	36,409
		174,663
U.S Government Treasuries — 0.1%
United States Treasury Bills 0.08% due 02/24/2022(3)	$250,000	249,871
Total Short-Term Investment Securities (cost $424,488)		424,534
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 03/31/2021, to be repurchased 04/01/2021 in the amount of $1,329,000 and collateralized by $1,361,700 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $1,355,669 (cost $1,329,000)	1,329,000	1,329,000
TOTAL INVESTMENTS (cost $296,574,708)(4)	98.8%	382,891,695
Other assets less liabilities	1.2	4,572,691
NET ASSETS	100.0%	$387,464,386

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2021, the aggregate value of these securities was $5,326,829 representing 1.4% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  The rate shown is the 7-day yield as of March 31, 2021.

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Funds

EUR — Euro Currency

FDR — Fiduciary Depositary Receipt

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
25	Long	MSCI EAFE Index	June 2021	$2,744,150	$2,740,000	$(4,150)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$13,419,726	$—	$0	$13,419,726
Portugal	189,505	—	0	189,505
Other countries	364,387,048	—	—	364,387,048
Exchange-Traded Funds	3,133,431	—	—	3,133,431
Rights:
Australia	467	—	—	467
Italy	—	4,878	—	4,878
Warrants	3,106	—	—	3,106
Short-Term Investment Securities:
Registered Investment Companies	174,663	—	—	174,663
U.S. Government Treasuries	—	249,871	—	249,871
Repurchase Agreements	—	1,329,000	—	1,329,000
Total Investments at Value	$381,307,946	$1,583,749	$0	$382,891,695
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,150	$—	$—	$4,150

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
United States Treasury Notes	31.3%
Uniform Mtg. Backed Securities	13.5
Diversified Financial Services	11.7
United States Treasury Bonds	8.8
Government National Mtg. Assoc.	5.5
Federal National Mtg. Assoc.	4.7
Diversified Banking Institutions	4.4
Sovereign	2.7
Electric-Integrated	2.1
Federal Home Loan Mtg. Corp.	2.1
Registered Investment Companies	1.9
Cable/Satellite TV	1.4
Pipelines	1.3
Telephone-Integrated	1.2
Real Estate Investment Trusts	1.0
Medical-Drugs	0.9
Electronic Components-Semiconductors	0.8
Banks-Commercial	0.8
Cellular Telecom	0.7
Banks-Super Regional	0.7
Medical-Biomedical/Gene	0.7
Enterprise Software/Service	0.7
Insurance-Life/Health	0.7
Tobacco	0.6
Oil Companies-Integrated	0.6
Brewery	0.6
Repurchase Agreements	0.5
Oil Companies-Exploration & Production	0.5
Commercial Services-Finance	0.5
Computer Services	0.5
Aerospace/Defense	0.5
Municipal Bonds & Notes	0.5
Pharmacy Services	0.5
Retail-Building Products	0.4
Computers	0.4
Insurance Brokers	0.4
Electric-Distribution	0.3
Food-Misc./Diversified	0.3
Medical Instruments	0.3
Data Processing/Management	0.3
Broadcast Services/Program	0.3
Gas-Distribution	0.3
Medical-HMO	0.3
Semiconductor Components-Integrated Circuits	0.3
Paper & Related Products	0.3
Retail-Restaurants	0.3
Insurance-Mutual	0.3
Auto-Cars/Light Trucks	0.2
Banks-Fiduciary	0.2
Medical-Hospitals	0.2
Multimedia	0.2
Oil Refining & Marketing	0.2
Diversified Minerals	0.2
Finance-Credit Card	0.2
Oil-Field Services	0.2
Machinery-General Industrial	0.2
Trucking/Leasing	0.2
Chemicals-Diversified	0.2
Diversified Manufacturing Operations	0.2
Internet Content-Information/News	0.2
Independent Power Producers	0.2
E-Commerce/Products	0.2%
Electric-Generation	0.2
Chemicals-Specialty	0.1
Funeral Services & Related Items	0.1
Beverages-Non-alcoholic	0.1
Metal-Iron	0.1
Hazardous Waste Disposal	0.1
Rental Auto/Equipment	0.1
Transport-Rail	0.1
Applications Software	0.1
Containers-Metal/Glass	0.1
Decision Support Software	0.1
Veterinary Diagnostics	0.1
Insurance-Property/Casualty	0.1
SupraNational Banks	0.1
Beverages-Wine/Spirits	0.1
Transport-Services	0.1
Federal Home Loan Bank	0.1
Food-Meat Products	0.1
Electric-Transmission	0.1
Food-Wholesale/Distribution	0.1
Airport Development/Maintenance	0.1
Building & Construction Products-Misc.	0.1
Finance-Consumer Loans	0.1
Food-Confectionery	0.1
Finance-Commercial	0.1
Networking Products	0.1
Drug Delivery Systems	0.1
Steel-Producers	0.1
Internet Security	0.1
Transactional Software	0.1
Tennessee Valley Authority	0.1
Building-Residential/Commercial	0.1
Water	0.1
Containers-Paper/Plastic	0.1
Schools	0.1
Medical Labs & Testing Services	0.1
Medical Products	0.1
Savings & Loans/Thrifts	0.1
Web Portals/ISP	0.1
Agricultural Operations	0.1
Building Products-Air & Heating	0.1
Retail-Auto Parts	0.1
Hotels/Motels	0.1
Commercial Services	0.1
Banks-Special Purpose	0.1
Office Automation & Equipment	0.1
Telecom Services	0.1
Building-Heavy Construction	0.1
Machinery-Farming	0.1
Cruise Lines	0.1
Medical-Generic Drugs	0.1
Gambling (Non-Hotel)	0.1
Medical Information Systems	0.1
117.8%

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited) (continued)

Credit Quality†#
Aaa	59.4%
Aa	1.5
A	8.2
Baa	16.6
Ba	4.2
B	1.4
Caa	0.6
Ca	0.1
Not Rated##	8.0
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES — 11.5%
Diversified Financial Services — 11.5%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(1)	$1,440,000	$1,575,316
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	235,797	235,384
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 0.61% (1 ML+0.50%) due 01/25/2036(2)	89,936	88,807
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.65% (1 ML+0.54%) due 11/25/2035(2)	71,982	72,465
Affirm Asset Securitization Trust Series 2020-Z2, Class A 1.90% due 01/15/2025*	558,006	562,631
Affirm Asset Securitization Trust Series 2020-Z1, Class A 3.46% due 10/15/2024*	256,171	259,603
Alternative Loan Trust Series 2005-64CB, Class 3A1 5.50% due 12/25/2035(2)	127,787	110,506
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.20% (12 MTA+0.94%) due 10/25/2046(2)	44,501	36,702
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	545,000	565,950
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	132,800	134,185
Angel Oak Mtg. Trust VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(2)(3)	320,380	323,588
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(2)(3)	835,384	834,721
Angel Oak Mtg. Trust VRS Series 2019-5, Class A1 2.59% due 10/25/2049*(2)(3)	399,150	403,842
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(2)(3)	670,843	674,618
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1R 1.69% (3 ML+ 1.00%) due 04/24/2029*(4)	1,080,000	1,080,059
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 1.32% (3 ML+1.10%) due 04/25/2026*(4)	$12,887	$12,886
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	100,000	102,009
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	134,000	134,136
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.17% (1 ML+0.06%) due 01/25/2037(2)	8,989	8,018
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.57% (1 ML+0.46%) due 02/20/2047(2)	192,544	195,840
BANK VRS Series 2018-BN14, Class XA 0.51% due 09/15/2060(1)(3)(5)	9,495,566	272,959
BANK VRS Series 2019-BN24, Class XA 0.65% due 11/15/2062(1)(3)(5)	2,260,005	108,744
BANK VRS Series 2019-BN23, Class XA 0.70% due 12/15/2052(1)(3)(5)	6,816,570	347,972
BANK VRS Series 2017-BNK8, Class XA 0.73% due 11/15/2050(1)(3)(5)	8,533,809	340,095
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2062(1)(3)(5)	4,575,750	268,808
BANK VRS Series 2019-BN18, Class XA 0.90% due 05/15/2062(1)(3)(5)	2,905,664	178,893
BANK VRS Series 2020-BN28, Class XA 1.79% due 03/15/2063(1)(3)(5)	4,841,998	660,602
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(1)	470,000	513,204
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(1)	1,190,000	1,308,314
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	239,000	254,833
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(1)	1,325,000	1,458,829

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	$836,547	$859,128
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	599,973	606,460
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)	482,148	493,687
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(3)	726,797	733,184
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	715,436	734,854
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.28% (1 ML+0.17%) due 01/25/2037(2)	12,873	13,002
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.59% (1 ML+0.48%) due 02/25/2036(2)	35,802	36,036
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 0.61% (1 ML+0.50%) due 01/25/2036(2)	94,425	116,371
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 0.29% (1 ML+0.18%) due 10/25/2036(2)	47,712	45,275
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.31% (1 ML+0.20%) due 02/25/2037(2)	129,312	122,268
Bellemeade Re, Ltd. FRS Series 2019-3A, Class M1A 1.21% (1 ML + 1.10%) due 07/25/2029*(2)	90,836	90,873
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.41% (1 ML+ 1.30%) due 03/25/2029*(2)	49,038	49,045
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.51% (1 ML + 1.40%) due 10/25/2029*(2)	428,993	429,851
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.51% due 01/15/2051(1)(3)(5)	2,617,204	73,038
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(1)(3)(5)	$4,481,755	$119,312
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.66% due 01/15/2052(1)(3)(5)	9,218,231	373,359
Benchmark Mtg. Trust VRS Series 2019-B12, Class XA 1.07% due 08/15/2052(1)(3)(5)	2,030,822	126,710
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(1)(3)(5)	5,791,675	445,273
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(1)(3)(5)	2,171,034	259,821
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.79% due 07/15/2053(1)(3)(5)	1,259,225	142,543
Benchmark Mtg. Trust Series 2019-B11, Class A2 3.41% due 05/15/2052(1)	1,165,000	1,235,819
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	432,000	448,309
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	300,000	335,318
Benchmark Mtg. Trust VRS Series 2018-B4, Class A5 4.12% due 07/15/2051(1)(3)	1,000,000	1,127,583
Benefit Street Partners CLO X, Ltd. FRS Series 2016-10A, Class A1RR 1.45% (3ML+1.21%) due 04/20/2034*(4)	680,000	679,829
BlueMountain CLO XXIV, Ltd. FRS Series 2019-24A, Class AR 1.27% (3 ML+1.10%) due 04/20/2034*(4)	795,000	794,801
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(2)(6)	1,040,274	1,064,877
BX Commercial Mtg. Trust FRS Series 2019-XL, Class A 1.03% (1 ML+0.92%) due 10/15/2036*(1)	1,156,829	1,157,555
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.11% (1 ML+1.00%) due 04/15/2034*(1)	200,000	199,239

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 2.66% (1 ML + 2.55%) due 12/15/2037*(1)	$675,000	$674,990
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	101,412
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	160,000	163,291
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	90,814	92,483
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	172,811	176,094
CD Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(1)(3)	1,300,000	1,419,001
CF Hippolyta LLC Series 2021-1A, Class B1 1.98% due 03/15/2061*	115,000	114,618
CF Hippolyta LLC Series 2020-1, Class A2 1.99% due 07/15/2060*	242,687	240,495
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	130,921	135,695
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 3.05% due 12/25/2035(2)(3)	82,702	82,571
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(2)	151,160	141,682
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 3.02% due 09/25/2047(2)(3)	104,265	100,117
CIFC Funding, Ltd. FRS Series 2012-2RA, Class A1 1.02% (3 ML+0.80%) due 01/20/2028*(4)	1,420,136	1,419,163
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(3)	659,880	671,902
Cirrus Funding, Ltd. Series 2018-1A, Class A 4.80% due 01/25/2037*(4)	975,000	984,506
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 0.94% due 07/10/2047(1)(3)(5)	$3,365,026	$90,284
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class XA 1.04% due 04/10/2048(1)(3)(5)	2,885,133	103,468
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(1)	1,029,000	1,128,691
Citigroup Commercial Mtg. Trust Series 2015-GC35, Class A4 3.82% due 11/10/2048(1)	1,235,000	1,359,339
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-IMC1, Class A1 2.72% due 07/25/2049*(2)(3)	234,198	238,487
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(6)	378,567	380,429
Citigroup Mtg. Loan Trust, Inc. VRS Series 2018-RP3, Class A1 3.25% due 03/25/2061*(2)(3)	879,704	922,842
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 1.37% (3 ML+1.15%) due 10/25/2028*(4)	716,923	717,319
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.01% (1 ML+0.90%) due 10/15/2034*(1)	1,040,000	1,040,000
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(1)	845,000	901,314
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.65% (1 ML+0.54%) due 01/25/2036(2)	89,701	89,286
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.75% (1 ML+0.64%) due 11/25/2035(2)	34,073	30,268
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 0.91% (1 ML+0.80%) due 12/25/2035(2)	66,349	54,483

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(2)	$113,949	$74,331
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 0.79% (1 ML+0.68%) due 03/25/2035(2)	37,022	34,552
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 2.74% due 11/20/2035(2)(3)	21,175	18,623
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 3.32% due 06/20/2035(2)(3)	40,696	42,191
Credit Suisse Mtg. Trust VRS Series 2021-NQM2, Class A1 1.07% due 02/25/2066*(2)(3)	1,250,000	1,249,997
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.75% due 06/15/2057(1)(3)(5)	9,164,656	231,036
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 1.92% due 01/15/2049(1)(3)(5)	1,964,192	139,526
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	225,000	236,313
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(1)	740,022	787,297
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	1,448,000	1,560,275
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(2)(3)	478,039	487,675
CSMC Trust VRS Series 2016-NXSR, Class A4 3.79% due 12/15/2049(1)(3)	1,536,000	1,689,401
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(1)(3)(5)	958,218	98,676
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(1)	1,625,000	1,722,313
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(2)(3)	$698,456	$703,467
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 0.26% (1 ML+0.15%) due 12/25/2036(2)	132,394	127,994
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.26% (1 ML+0.15%) due 03/25/2037(2)	11,665	11,603
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	336,600	353,797
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	742,900	780,632
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	470,000	485,468
Dryden 57 CLO, Ltd. FRS Series 2018-57A, Class A 1.20% (3 ML + 1.01%) due 05/15/2031*(4)	1,160,000	1,161,340
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.18% (12 MTA+0.92%) due 03/19/2046(2)	212,389	190,325
Eagle RE, Ltd. FRS Series 2018-1, Class M1 1.81% (1 ML+1.70%) due 11/25/2028*(2)	232,975	234,071
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	1,065,000	1,097,170
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	320,000	329,535
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 0.42% (1 ML+0.31%) due 09/25/2036	495,000	456,451
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 2.01% (1 ML+1.90%) due 11/26/2029*(2)	777,000	778,080

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	$94,661	$95,080
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	115,514	117,004
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 2.96% due 09/19/2035(2)(3)	18,918	18,047
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 3.13% due 04/19/2036(2)(3)	141,776	124,863
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 0.27% (1 ML+0.16%) due 02/25/2037(2)	7,701	11,228
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 1.66% (12 MTA+1.40%) due 10/25/2045(2)	132,119	111,828
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(1)	1,285,000	1,298,969
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(1)	155,000	178,427
GS Mtg. Securities Corp. Trust VRS Series 2020-GC45, Class XA 0.67% due 02/13/2053(1)(3)(5)	5,047,954	242,838
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(1)	1,199,000	1,279,733
GS Mtg. Securities Corp. Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,255,000	1,359,397
GS Mtg. Securities Corp. Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(1)	1,307,000	1,435,533
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(1)	1,225,000	1,242,384
GSAA Home Equity Trust Series 2005-7, Class AF4 5.56% due 05/25/2035(6)	268,354	265,726
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.19% (1 ML+0.08%) due 02/25/2037	331,044	139,646
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.21% (1 ML+0.10%) due 12/25/2046	28,911	18,234
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 0.25% (1 ML+0.14%) due 12/25/2046	$63,571	$26,679
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.29% (1 ML+0.18%) due 12/25/2036	11,951	4,693
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 0.43% (1 ML+0.32%) due 04/25/2047	121,399	72,397
GSAA Home Equity Trust FRS Series 2006-3, Class A3 0.71% (1 ML+0.60%) due 03/25/2036	14,417	9,769
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)	90,574	36,858
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(3)	291,310	116,267
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 0.41% (1 ML+0.30%) due 01/25/2037(2)	360,772	99,460
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 2.93% due 10/25/2035(2)(3)	56,635	41,783
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.02% due 01/25/2036(2)(3)	5,098	5,219
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 3.02% due 01/25/2036(2)(3)	65,985	67,228
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.30% (1 ML+0.19%) due 01/19/2038(2)	8,201	7,843
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.35% (1 ML+0.24%) due 12/19/2036(2)	180,450	176,575
Home Re, Ltd. FRS Series 2018-1, Class M1 1.71% (1 ML + 1.60%) due 10/25/2028*(2)	210,114	210,511
Homeward Opportunities Fund I Trust VRS Series 2019-2, Class A1 2.70% due 09/25/2059*(2)(3)	240,681	242,081

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	$60,000	$59,963
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	101,331
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	34,738	35,265
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 0.38% (1 ML+0.27%) due 02/25/2036	200,000	195,960
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.67% (1 ML+0.56%) due 07/25/2035(2)	3,937	3,286
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 3.01% due 12/25/2036(2)(3)	151,361	145,265
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.46% due 04/25/2037(2)(3)	124,226	88,361
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(1)	290,000	312,952
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(1)	1,110,000	1,192,756
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(1)	305,000	313,710
JPMorgan Chase Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(1)	1,355,000	1,489,128
JPMorgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(1)	910,356	932,024
JPMorgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	42,701	42,727
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
JPMorgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.25% due 05/25/2036(2)(3)	$59,603	$54,011
KKR CLO, Ltd. FRS Series 22A, Class A 1.37% (3 ML+1.15%) due 07/20/2031*(4)	1,440,000	1,443,804
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(2)(6)	741,297	745,662
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(2)(6)	964,024	974,983
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.30% (1 ML+0.19%) due 11/25/2046(2)	263,362	247,820
LIFE Mtg. Trust FRS Series 2021-BMR, Class D 1.51% (1 ML+1.40%) due 03/15/2038*(1)	205,000	205,328
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 1.62% (1 ML + 1.50%) due 05/01/2024*(2)	846,090	834,874
LSTAR Securities Investment Trust FRS Series 2021-1, Class A 1.92% (1 ML+1.80%) due 02/01/2026*(2)	834,337	836,586
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 3.18% due 11/21/2034(2)(3)	40,323	40,719
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	465,000	465,022
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 2.69% due 07/25/2035(2)(3)	111,325	74,536
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(3)	262,501	272,308
MFA Trust VRS Series 2020-NQM3, Class A1 1.01% due 01/26/2065*(2)(3)	176,425	176,311
MFRA Trust Series 2021-NPL1, Class A1 2.36% due 03/25/2060*(6)	1,250,000	1,251,105

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
MFRA Trust VRS Series 2017-RPL1, Class A1 2.59% due 02/25/2057*(2)(3)	$152,150	$153,921
Mill City Mtg. Loan Trust VRS Series 2019-GS1, Class A1 2.75% due 07/25/2059*(2)(3)	1,330,610	1,373,380
Mill City Mtg. Loan Trust VRS Series 2018-3, Class A1 3.48% due 08/25/2058*(3)	739,124	779,119
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 0.41% (1 ML+0.30%) due 06/25/2036	4,628	4,175
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(1)(3)(5)	1,816,922	53,340
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(1)	791,000	849,160
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	52,000	52,031
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.41% due 06/15/2050(1)(3)(5)	1,717,402	97,795
Morgan Stanley Capital I Trust Series 2016-BNK2, Class A4 3.05% due 11/15/2049(1)	1,475,000	1,574,722
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(1)	755,000	757,083
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 0.28% (1 ML+0.17%) due 11/25/2036	233,031	94,111
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.01% (1 ML+0.90%) due 12/15/2033*(1)	300,000	300,287
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class D 1.91% (1 ML+1.80%) due 12/15/2033*(1)	575,000	572,531
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Natixis Commercial Mtg. Securities Trust Series 2019-1776, Class C 2.91% due 10/15/2036*(1)	$375,000	$374,678
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.86% (1 ML + 0.75%) due 01/25/2048*(2)	778,195	780,613
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.61% (1 ML+1.50%) due 06/25/2057*(2)	683,102	694,293
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(2)(3)	313,992	319,038
New Residential Mtg. Loan Trust Series 2020-NPL2, Class A1 3.23% due 08/25/2060*(6)	133,001	134,067
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(2)(3)	601,441	627,456
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(2)(3)	634,661	672,140
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(2)(3)	596,330	634,682
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(3)	1,088,766	1,167,480
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(2)(3)	1,130,821	1,206,599
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(3)	919,853	975,852
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(3)	696,572	741,013

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(3)	$960,121	$1,027,601
New Residential Mtg. Loan Trust VRS Series 2018-5A, Class A1 4.75% due 12/25/2057*(2)(3)	632,771	668,442
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.69% due 06/25/2036(2)(3)	97,255	86,116
NRZ Excess Spread- Collateralized Notes Series 2020-PLS1, Class A 3.84% due 12/25/2025*	172,792	174,553
OBX Trust VRS Series 2021-NQM1, Class A1 1.07% due 02/25/2066*(2)(3)	1,200,000	1,201,507
OBX Trust VRS Series 2018-EXP2, Class 1A1 4.00% due 07/25/2058*(2)(3)	469,941	475,521
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	320,000	322,787
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	168,075	168,344
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.26% (3 ML+1.05%) due 04/30/2027*(4)	1,480,574	1,480,979
OZLM, Ltd. FRS Series 2014-7RA, Class A1R 1.23% (3 ML+1.01%) due 07/17/2029*(4)	314,998	314,662
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 2.13% (1 ML+2.00%) due 03/27/2024*(2)	376,747	357,655
Preston Ridge Partners Mtg. Series 2020-6, Class A1 2.36% due 11/25/2025*(2)(6)	220,404	220,901
Preston Ridge Partners Mtg. VRS Series 2019-GS1, Class A1 3.50% due 10/25/2024*(2)(3)	331,947	334,697
Preston Ridge Partners Mtg. Series 2020-3, Class A1 2.86% due 09/25/2025*(2)(6)	780,753	786,284
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
PRPM LLC VRS Series 2021-2, Class A1 2.12% due 03/25/2026*(2)(3)	$330,000	$330,157
RALI Series Trust FRS Series 2006-QA3, Class A2 0.71% (1 ML+0.60%) due 04/25/2036(2)	343,939	318,936
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(2)	54,391	54,290
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(3)(6)	338,398	150,958
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(3)(6)	152,917	86,693
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 3.47% due 04/25/2037(2)(3)	14,865	13,606
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	135,000	135,795
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A 3.23% due 03/15/2040*	221,977	220,224
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.29% (1 ML+0.18%) due 07/25/2036	161,088	75,702
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(1)	1,225,000	1,263,353
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	91,894	93,392
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.29% (1 ML+0.18%) due 07/25/2037	35,949	34,521
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.61% (1 ML+0.50%) due 11/25/2036	290,000	271,103
Stanwhich Mtg. Loan Trust Series 2019-NPB2, Class A1 3.48% due 11/16/2024*(6)	1,202,766	1,209,581

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
STAR Trust VRS Series 2021-1, Class A1 1.22% due 05/25/2065*(2)(3)(7)	$1,250,000	$1,249,976
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.41% (1 ML+0.30%) due 09/25/2034(2)	17,841	16,958
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 0.57% (1 ML+0.46%) due 02/25/2036(2)	93,689	89,239
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	290,000	287,664
Symphony CLO XIV, Ltd. FRS Series 2014-14A, Class AR 1.18% (3 ML+0.95%) due 07/14/2026*(4)	730,645	731,349
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	105,684
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	150,000	154,569
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(2)(6)(7)	255,000	254,998
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.29% (3 ML+1.13%) due 04/15/2034*(4)	1,255,000	1,254,686
Vericrest Opportunity Loan Transferee Series 2021-NPL7, Class A1 2.12% due 04/25/2051*(2)(6)	365,000	365,096
Verus Securitization Trust VRS Series 2021-R2, Class A1 0.92% due 02/25/2064*(2)(3)	730,000	730,406
Verus Securitization Trust Series 2019-3, Class A1 2.78% due 07/25/2059*(2)(6)	572,926	583,884
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(1)	1,195,000	1,228,145
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 1.14% (12 MTA+0.88%) due 10/25/2046(2)	$117,426	$110,157
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 1.20% (12 MTA+0.82%) due 12/25/2046(2)	296,277	273,506
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 1.96% (COFI 11+1.50%) due 11/25/2046(2)	49,664	48,791
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 3.14% due 06/25/2037(2)(3)	103,218	98,950
Washington Mutual Mtg. Pass- Through Certs. Trust FRS Series 2006-5, Class 1A1 0.71% (1 ML+0.60%) due 07/25/2036(2)	58,865	38,431
Washington Mutual Mtg. Pass- Through Certs. Trust FRS Series 2006-AR9, Class 1A 1.09% (12 MTA+0.83%) due 11/25/2046(2)	98,085	89,246
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 0.90% due 09/15/2057(1)(3)(5)	5,662,063	192,438
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.09% due 05/15/2048(1)(3)(5)	2,797,113	96,570
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.15% due 05/15/2048(1)(3)	75,000	76,276
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 2.72% due 10/25/2036(2)(3)	42,549	41,126
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	435,375	458,846
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	395,000	400,524

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	$785,000	$809,200
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	160,000	162,037
Total Asset Backed Securities (cost $111,465,994)		113,103,083
U.S. CORPORATE BONDS & NOTES — 27.4%
Aerospace/Defense — 0.5%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	239,000	262,987
Boeing Co. Senior Notes 5.04% due 05/01/2027	1,330,000	1,515,532
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	280,000	328,840
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	720,000	901,204
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	785,000	871,546
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	180,000	208,095
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	195,000	232,634
Teledyne Technologies, Inc. Senior Notes 2.75% due 04/01/2031	106,000	105,533
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	170,045
		4,596,416
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	190,000	195,612
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	75,000	76,500
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	73,000	78,475
		350,587
Airlines — 0.0%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	180,000	222,525
Security Description	Principal Amount(15)	Value (Note 2)
Airlines (continued)
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	$97,000	$111,701
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	36,000	36,671
		370,897
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	151,000	159,494
Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	128,000	137,321
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	800,000	780,077
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	71,000	75,544
		992,942
Auction Houses/Art Dealers — 0.0%
Sotheby's Senior Sec. Notes 7.38% due 10/15/2027*	85,000	91,916
Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 0.80% due 04/01/2024*	153,000	153,062
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	148,000	149,095
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	97,000	111,200
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	16,000	20,173
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	270,000	267,837
General Motors Co. Senior Notes 4.88% due 10/02/2023	780,000	853,867
General Motors Co. Senior Notes 6.13% due 10/01/2025	175,000	205,706
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	360,000	353,015
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	124,000	129,395

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	$120,000	$127,960
		2,371,310
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	75,000	72,656
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	55,000	58,094
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	85,000	85,799
		216,549
Auto/Truck Parts & Equipment-Original — 0.0%
Dana, Inc. Senior Notes 5.38% due 11/15/2027	47,000	49,350
Banks-Commercial — 0.4%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	292,000	328,675
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	327,000	368,435
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032*	167,000	159,126
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	250,000	300,473
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	184,000	265,799
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	69,000	72,779
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	365,000	375,241
Signature Bank Sub. Notes 4.00% due 10/15/2030	266,000	274,265
Truist Bank Sub. Notes 2.25% due 03/11/2030	1,745,000	1,701,555
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	250,000	252,733
		4,099,081
Security Description	Principal Amount(15)	Value (Note 2)
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	$970,000	$1,020,435
State Street Corp. Senior Notes 2.35% due 11/01/2025	1,105,000	1,161,998
		2,182,433
Banks-Super Regional — 0.7%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	430,000	448,193
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	440,000	446,173
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	50,000	51,224
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	2,770,000	2,893,090
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	699,623
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	999,655
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	195,000	190,690
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	461,000	520,869
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	343,129
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	250,000	320,780
		6,913,426
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	60,000	60,210
Beverages-Non-alcoholic — 0.1%
Coca-Cola Co. Senior Notes 3.00% due 03/05/2051	140,000	135,381
Keurig Dr Pepper, Inc. Company Guar. Notes 3.35% due 03/15/2051	215,000	213,435
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	135,000	142,113

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Beverages-Non-alcoholic (continued)
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	$7,000	$6,752
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	600,000	656,407
		1,154,088
Brewery — 0.6%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	253,000	299,658
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	506,000	578,650
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	1,079,000	1,239,685
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	955,000	1,191,608
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	425,000	438,297
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	325,000	340,197
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	1,050,000	1,141,288
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	140,000	157,732
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	170,000	195,234
		5,582,349
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	643,000	692,417
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	509,000	557,002
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	20,000	21,835
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	825,000	809,451
Security Description	Principal Amount(15)	Value (Note 2)
Broadcast Services/Program (continued)
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	$323,000	$385,433
Fox Corp. Senior Notes 4.03% due 01/25/2024	125,000	135,769
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	11,000	11,110
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	116,000	123,879
		2,736,896
Building & Construction Products-Misc. — 0.1%
Owens Corning Senior Notes 4.30% due 07/15/2047	120,000	129,515
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	75,000	71,063
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	690,000	696,210
		896,788
Building & Construction-Misc. — 0.0%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	59,000	60,382
Building Products-Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	395,000	394,579
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	177,000	175,201
		569,780
Building Products-Doors & Windows — 0.0%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	77,000	82,063
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 3.13% due 02/15/2051	95,000	88,918
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	555,000	647,560
Cable/Satellite TV — 1.4%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	74,000	75,370
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	114,000	116,189

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	$36,000	$38,075
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	28,000	28,876
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	720,000	668,619
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	46,000	43,631
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	200,000	180,499
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	129,000	137,998
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	20,000	23,632
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	1,670,000	1,935,510
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	71,000	92,276
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,070,000	2,688,782
Security Description	Principal Amount(15)	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	$895,000	$933,226
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	755,000	776,132
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	130,000	141,769
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	85,000	87,207
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	570,000	624,087
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	52,000	58,305
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	264,000	297,366
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	466,000	561,298
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	5,000	6,160
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	55,000	67,422
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	57,000	81,363
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	179,000	255,175
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	1,709,000	1,824,621
CSC Holdings LLC Company Guar. Notes 3.38% due 02/15/2031*	1,020,000	961,350
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	60,000	64,725
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	70,000	73,525
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	312,975
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	154,898
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	145,000	188,649
		13,499,710

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	$100,000	$104,221
Casino Services — 0.0%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	85,000	90,423
Cellular Telecom — 0.4%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	1,230,000	1,208,094
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*	218,000	204,106
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	705,000	760,984
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060*	85,000	80,945
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	1,315,000	1,432,995
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	460,000	515,494
		4,202,618
Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	241,000	287,321
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	440,000	477,947
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	270,000	266,480
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	472,000	459,135
		1,490,883
Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	176,000	180,497
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	53,000	58,646
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	67,000	69,094
		308,237
Security Description	Principal Amount(15)	Value (Note 2)
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	$34,000	$33,533
Coal — 0.0%
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	91,000	94,526
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.30% due 05/15/2050	105,000	103,282
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	10,000	10,513
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	57,000	61,560
		72,073
Commercial Services-Finance — 0.3%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	428,000	448,483
Equifax, Inc. Senior Notes 3.10% due 05/15/2030	135,000	140,032
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	595,000	604,588
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	305,000	321,025
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	1,345,000	1,441,315
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	100,000	98,060
		3,053,503
Computer Services — 0.5%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	55,000	58,607
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	930,000	934,882
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	1,890,000	1,828,172

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	$1,020,000	$1,108,906
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	504,000	546,839
		4,477,406
Computer Software — 0.0%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	55,000	52,863
Computers — 0.4%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	525,000	528,221
Apple, Inc. Senior Notes 2.05% due 09/11/2026	111,000	114,685
Apple, Inc. Senior Notes 3.45% due 02/09/2045	160,000	168,905
Apple, Inc. Senior Notes 3.85% due 05/04/2043	260,000	293,278
Apple, Inc. Senior Notes 4.45% due 05/06/2044	605,000	731,822
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	150,000	219,571
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	278,000	277,898
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	121,000	158,131
HP, Inc. Senior Notes 2.20% due 06/17/2025	495,000	510,711
HP, Inc. Senior Notes 3.00% due 06/17/2027	395,000	417,217
		3,420,439
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	52,000	53,118
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	24,000	26,730
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	62,000	62,702
		142,550
Security Description	Principal Amount(15)	Value (Note 2)
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	$220,000	$217,800
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,055,000	1,121,597
Silgan Holdings, Inc. Company Guar. Notes 4.75% due 03/15/2025	63,000	64,039
		1,185,636
Containers-Paper/Plastic — 0.0%
Graphic Packaging International LLC Senior Sec. Notes 1.51% due 04/15/2026*	97,000	96,282
Sonoco Products Co Senior Notes 3.13% due 05/01/2030	121,000	124,863
		221,145
Cosmetics & Toiletries — 0.0%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	97,000	97,754
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	75,000	74,565
		172,319
Data Processing/Management — 0.3%
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	1,435,000	1,405,530
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	765,000	781,568
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	460,000	495,847
		2,682,945
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	1,100,000	1,176,450
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	100,000	101,715
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	70,000	75,324

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	$75,000	$72,938
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	73,000	73,839
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	82,000	85,752
		232,529
Diversified Banking Institutions — 3.3%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024	256,000	260,216
Bank of America Corp. Senior Notes 1.66% due 03/11/2027	1,005,000	1,005,984
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	946,000	991,753
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,090,000	1,102,675
Bank of America Corp. Senior Notes 3.48% due 03/13/2052	65,000	66,020
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	106,000	115,881
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	295,000	315,953
Bank of America Corp. VRS Senior Bonds 3.95% due 01/23/2049	595,000	649,076
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	1,767,000	1,969,306
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	104,000	115,599
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	440,000	509,945
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	917,691
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	120,000	120,483
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	310,000	319,198
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	855,000	913,748
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	$210,000	$226,794
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	148,000	161,768
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	625,000	686,160
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	405,000	450,314
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	770,000	858,963
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	124,000	139,643
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	49,000	58,219
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	88,000	111,427
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	176,000	227,274
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	210,000	198,576
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,657,524
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	144,000	156,010
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	115,000	126,579
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,375,000	1,498,233
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	575,000	810,187
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	565,000	794,799
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	176,000	176,334
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	407,000	418,385
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041	538,000	489,184

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	$95,000	$96,620
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	210,000	208,414
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	285,000	276,330
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,178,657
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,230,000	1,329,304
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,086,890
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	1,455,000	1,557,243
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	265,000	406,008
Morgan Stanley Senior Notes 1.79% due 02/13/2032	1,575,000	1,463,197
Morgan Stanley Senior Notes 1.93% due 04/28/2032	830,000	779,032
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,195,000	1,215,101
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,556,279
Morgan Stanley Senior Notes 3.62% due 04/01/2031	62,000	67,236
Morgan Stanley Senior Notes 3.63% due 01/20/2027	402,000	440,871
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	558,277
Morgan Stanley Senior Notes 3.88% due 01/27/2026	610,000	677,992
Morgan Stanley Senior Notes 4.00% due 07/23/2025	540,000	599,037
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	29,000	33,320
		32,149,709
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	$830,000	$892,352
General Electric Co. Senior Notes 4.35% due 05/01/2050	149,000	164,767
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	113,000	122,167
		1,179,286
Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	750,000	768,333
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	370,000	421,620
E-Commerce/Services — 0.0%
Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031*	152,000	149,773
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	100,000	104,000
		253,773
Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 0.88% due 10/15/2026	120,000	116,277
Electric-Distribution — 0.3%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	494,364
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	240,000	267,561
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	393,000	415,527
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	75,000	78,937
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050*	95,000	91,980
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	360,000	422,695
Sempra Energy Senior Notes 3.40% due 02/01/2028	820,000	878,936
Sempra Energy Senior Notes 3.80% due 02/01/2038	355,000	380,765
		3,030,765

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	$126,000	$140,090
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	79,000	73,961
Pattern Energy Operations LP/ Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	65,000	66,056
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	130,000	134,069
		414,176
Electric-Integrated — 2.1%
AES Corp. Senior Notes 2.45% due 01/15/2031*	216,000	206,355
AES Corp. Senior Notes 3.30% due 07/15/2025*	530,000	562,256
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	445,000	492,195
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	124,000	125,098
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	298,000	318,939
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	555,000	558,871
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	226,000	245,203
Cleco Corporate Holdings LLC Senior Notes 4.97% due 05/01/2046	35,000	38,543
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	28,000	30,152
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	20,000	21,193
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	240,000	289,340
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	237,000	264,109
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	225,000	229,068
Security Description	Principal Amount(15)	Value (Note 2)
Electric-Integrated (continued)
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	$80,000	$88,058
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	53,557
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	10,000	13,284
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	135,000	162,078
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	1,015,056
Entergy Mississippi LLC 1st Mtg. Notes 3.50% due 06/01/2051	52,000	52,646
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	144,000	162,235
Evergy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	91,000
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	925,000	942,092
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	240,134
Exelon Corp. Senior Notes 4.70% due 04/15/2050	156,000	186,312
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	100,000	97,250
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	345,000	319,987
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	145,000	126,150
FirstEnergy Corp. Senior Notes 5.35% due 07/15/2047	20,000	22,463
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	205,000	274,128
FirstEnergy Transmission LLC Senior Notes 2.87% due 09/15/2028*	150,000	151,695
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	145,000	166,265
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	865,000	892,802

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Georgia Power Co. Senior Notes 3.25% due 03/15/2051	$229,000	$217,930
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	505,000	561,222
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	195,000	226,394
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	93,000	91,274
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	740,000	799,255
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	1,475,000	1,605,745
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	430,000	421,199
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	240,000	253,033
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	580,000	567,059
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	230,000	225,126
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	1,210,000	1,141,791
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	105,000	96,317
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	115,000	111,367
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	122,000	135,461
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	208,000	188,960
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	153,000	168,786
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	106,000	119,688
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	430,000	456,482
Security Description	Principal Amount(15)	Value (Note 2)
Electric-Integrated (continued)
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	$1,625,000	$1,755,942
Sierra Pacific Power Co. General Refunding Mtg. 2.60% due 05/01/2026	115,000	121,231
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	390,000	515,170
Southern California Edison Co. 1st Mtg. Bonds 1.10% due 04/01/2024	301,000	300,972
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	210,000	203,207
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	95,000	96,357
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	210,000	206,866
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	374,000	384,187
Southern Co. Senior Notes 3.70% due 04/30/2030	1,030,000	1,112,174
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	82,000	81,913
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	120,000	128,693
		20,732,315
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	715,000	728,314
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	160,000	197,864
		926,178
Electronic Components-Semiconductors — 0.8%
Broadcom, Inc. Company Guar. Notes 2.60% due 02/15/2033*	55,000	51,150
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	921,000	926,538
Broadcom, Inc. Company Guar. Notes 3.50% due 02/15/2041*	92,000	87,579
Broadcom, Inc. Company Guar. Notes 3.75% due 02/15/2051*	15,000	14,406

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	$127,000	$137,224
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	3,020,000	3,432,531
Intel Corp. Senior Notes 2.45% due 11/15/2029	405,000	414,321
Intel Corp. Senior Notes 3.10% due 02/15/2060	695,000	653,863
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	1,140,000	1,187,178
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	615,000	659,958
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	50,000	51,433
		7,616,181
Electronic Measurement Instruments — 0.0%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	16,000	17,905
Vontier Corp. Company Guar. Notes 2.95% due 04/01/2031*	266,000	259,509
		277,414
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	83,000	89,531
Enterprise Software/Service — 0.6%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	70,000	72,975
Oracle Corp. Senior Notes 2.30% due 03/25/2028	1,649,000	1,667,317
Oracle Corp. Senior Notes 2.88% due 03/25/2031	790,000	804,634
Oracle Corp. Senior Notes 3.60% due 04/01/2040	805,000	808,181
Oracle Corp. Senior Notes 3.65% due 03/25/2041	123,000	124,155
Oracle Corp. Senior Notes 3.85% due 04/01/2060	1,115,000	1,090,307
Oracle Corp. Senior Notes 3.95% due 03/25/2051	350,000	358,893
Security Description	Principal Amount(15)	Value (Note 2)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 4.10% due 03/25/2061	$508,000	$522,265
		5,448,727
Finance-Auto Loans — 0.0%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	104,000	109,460
Finance-Commercial — 0.1%
Burford Capital Global Finance LLC Company Guar. Notes 6.25% due 04/15/2028*	30,000	30,750
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	665,000	752,382
		783,132
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	117,000	119,925
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	31,000	32,172
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	10,000	10,637
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	96,000	109,193
Synchrony Financial Senior Notes 4.50% due 07/23/2025	495,000	547,970
		819,897
Finance-Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	85,000	87,231
American Express Co. Senior Notes 3.40% due 02/22/2024	107,000	115,100
American Express Co. Senior Notes 4.20% due 11/06/2025	87,000	98,342
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	755,000	816,233
Mastercard, Inc. Senior Notes 1.90% due 03/15/2031	66,000	64,821
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	164,000	170,940
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	395,000	386,894

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
Visa, Inc. Senior Notes 0.75% due 08/15/2027	$50,000	$47,974
		1,787,535
Finance-Investment Banker/Broker — 0.0%
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	59,000	59,443
Finance-Mortgage Loan/Banker — 0.0%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	104,000	112,385
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	50,000	52,390
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	48,000	46,440
		211,215
Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	42,000	48,458
Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	420,000	424,417
Mondelez International, Inc. Senior Notes 1.50% due 02/04/2031	495,000	452,342
		876,759
Food-Meat Products — 0.1%
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026*	675,000	725,801
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	96,000	105,741
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	83,000	95,177
		926,719
Food-Misc./Diversified — 0.3%
Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	775,000	746,103
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	875,000	964,794
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	100,000	127,588
Security Description	Principal Amount(15)	Value (Note 2)
Food-Misc./Diversified (continued)
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	$141,000	$182,257
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	80,000	82,108
Kellogg Co. Senior Notes 3.40% due 11/15/2027	495,000	535,380
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	29,000	32,437
Mars, Inc. Senior Notes 2.38% due 07/16/2040*	76,000	69,516
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	184,000	201,869
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	80,000	79,120
		3,021,172
Food-Retail — 0.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	55,000	57,004
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	45,000	47,849
		104,853
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	75,000	72,937
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	216,000	243,260
Sysco Corp. Company Guar. Notes 4.50% due 04/01/2046	120,000	134,488
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	44,000	55,007
Sysco Corp. Company Guar. Bonds 6.60% due 04/01/2040	125,000	174,017
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	46,000	66,264
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	41,000	43,952
		789,925

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	$560,000	$546,588
Service Corp. International Senior Notes 5.13% due 06/01/2029	724,000	776,997
		1,323,585
Gas-Distribution — 0.3%
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	540,000	565,828
National Fuel Gas Co. Senior Notes 2.95% due 03/01/2031	77,000	74,092
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	780,000	845,940
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	975,000	1,056,048
		2,541,908
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	1,175,000	1,239,625
Hotels/Motels — 0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	65,000	67,614
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	158,000	155,263
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	197,000	220,237
Wyndham Worldwide Corp. Senior Sec. Notes 6.00% due 04/01/2027	105,000	115,920
		559,034
Human Resources — 0.0%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	72,000	73,350
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	50,000	44,059
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	80,000	78,256
		195,665
Security Description	Principal Amount(15)	Value (Note 2)
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	$90,000	$85,779
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	585,000	584,968
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	585,000	580,014
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	25,000	24,406
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	75,000	73,125
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	70,000	72,317
		1,420,609
Industrial Gases — 0.0%
Air Products & Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	120,000	121,693
Instruments-Controls — 0.0%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	96,000	96,088
Insurance Brokers — 0.3%
AmFam Holdings, Inc. Senior Notes 3.83% due 03/11/2051*	131,000	132,723
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	740,000	759,746
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	314,638
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	525,000	567,165
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	435,000	535,145
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	657,323
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	38,000	40,124
		3,006,864

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.6%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	$2,015,000	$2,355,404
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	1,225,000	1,196,899
Ohio National Financial Services, Inc. Senior Notes 5.55% due 01/24/2030*	200,000	217,611
Principal Life Global Funding II Sec. Notes 0.50% due 01/08/2024*	128,000	127,683
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	288,000	290,434
Unum Group Senior Notes 4.00% due 06/15/2029	310,000	335,609
Unum Group Senior Notes 4.50% due 03/15/2025	261,000	291,597
Unum Group Senior Notes 4.50% due 12/15/2049	495,000	495,190
Voya Financial, Inc. Company Guar. Notes 4.80% due 06/15/2046	15,000	17,663
		5,328,090
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	183,000	177,925
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	212,663
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	1,265,000	1,302,194
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	80,000	83,964
		1,776,746
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	310,000	332,511
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	65,000	74,850
Security Description	Principal Amount(15)	Value (Note 2)
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	$745,000	$754,909
Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	75,000	78,469
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	130,000	133,398
		211,867
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	185,000	185,907
Caterpillar Financial Services Corp. Senior Notes 1.10% due 09/14/2027	138,000	132,889
Terex Corp. Company Guar. Notes 5.00% due 05/15/2029*	36,000	37,267
		356,063
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	233,000	253,968
John Deere Capital Corp. Senior Notes 1.50% due 03/06/2028	197,000	191,720
		445,688
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	1,365,000	1,373,879
Medical Instruments — 0.3%
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	535,000	565,595
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	560,000	580,576
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	425,000	435,952
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	1,295,000	1,429,207
		3,011,330
Medical Labs & Testing Services — 0.0%
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.13% due 02/15/2029*	10,000	9,600
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	38,000	39,805
		49,405

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	$390,000	$438,586
Medical-Biomedical/Gene — 0.6%
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	1,965,000	1,944,730
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	450,000	459,327
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	424,000	421,310
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	395,000	393,594
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	24,000	24,782
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	1,400,000	1,313,108
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	554,618
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	142,000	131,224
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	82,000	70,830
		5,313,523
Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	850,000	905,008
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	1,080,000	1,148,120
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	109,000	121,682
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	396,000	446,140
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	305,000	355,514
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	860,000	956,679
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	230,000	273,439
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	877,000	863,597
Security Description	Principal Amount(15)	Value (Note 2)
Medical-Drugs (continued)
Bristol-Myers Squibb Co. Senior Notes 1.45% due 11/13/2030	$735,000	$685,883
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	170,000	151,313
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	117,000	124,307
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	965,000	1,060,914
		7,092,596
Medical-Generic Drugs — 0.1%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	73,000	77,613
Upjohn, Inc. Company Guar. Notes 3.85% due 06/22/2040*	94,000	95,847
Viatris, Inc. Company Guar. Notes 4.00% due 06/22/2050*	252,000	256,055
		429,515
Medical-HMO — 0.3%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	300,000	294,493
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	471,128
Centene Corp. Senior Notes 4.63% due 12/15/2029	870,000	941,605
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	157,000	156,988
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	360,000	386,616
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	107,000	118,457
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	194,000	242,069
		2,611,356
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	14,000	14,528
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	68,000	71,587

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	$50,000	$52,590
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	38,000	39,719
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	85,000	90,636
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	135,000	136,559
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	54,000	52,920
Sutter Health Notes 3.36% due 08/15/2050	340,000	335,369
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	75,000	76,256
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	94,000	97,901
		968,065
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	170,000	185,814
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	36,000	37,843
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	47,000	50,055
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	48,000	52,489
		140,387
Multimedia — 0.2%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	403,000	433,542
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	225,000	252,205
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	1,035,000	1,223,424
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	168,000	153,300
		2,062,471
Security Description	Principal Amount(15)	Value (Note 2)
Non-Hazardous Waste Disposal — 0.0%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	$74,000	$74,740
Waste Management, Inc. Company Guar. Notes 2.50% due 11/15/2050	190,000	163,530
		238,270
Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	105,000	94,104
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	541,000	534,238
Oil Companies-Exploration & Production — 0.4%
Antero Resources Corp. Company Guar. Notes 7.63% due 02/01/2029*	46,000	48,990
Apache Corp. Senior Notes 4.38% due 10/15/2028	59,000	58,823
Apache Corp. Senior Notes 4.75% due 04/15/2043	45,000	41,737
Apache Corp. Senior Notes 4.88% due 11/15/2027	40,000	41,000
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	75,000	76,328
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	75,000	59,250
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	17,000	17,953
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	42,000	47,454
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	151,000	156,614
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	107,000	109,035
Endeavor Energy Resources LP/ EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	40,000	42,253
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	70,000	85,145
Hess Corp. Senior Notes 6.00% due 01/15/2040	196,000	233,965

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Hess Corp. Senior Notes 7.13% due 03/15/2033	$179,000	$227,952
Hess Corp. Senior Notes 7.30% due 08/15/2031	875,000	1,116,546
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	32,000	32,280
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	67,000	68,005
Indigo Natural Resources LLC Senior Notes 5.38% due 02/01/2029*	77,000	75,861
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	158,000	196,388
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	92,000	114,567
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	48,000	51,180
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	36,000	39,751
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	74,000	81,223
Pioneer Natural Resources Co. Senior Notes 2.15% due 01/15/2031	820,000	769,321
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029*	42,000	44,940
		3,836,561
Oil Companies-Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	189,000	164,772
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	430,000	382,588
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	134,000	123,741
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	355,000	388,358
Security Description	Principal Amount(15)	Value (Note 2)
Oil Companies-Integrated (continued)
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	$155,000	$169,748
Chevron Corp. Senior Notes 1.55% due 05/11/2025	239,000	243,783
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027	85,000	81,744
Chevron USA, Inc. Company Guar. Notes 4.20% due 10/15/2049	72,000	81,750
Chevron USA, Inc. Company Guar. Notes 5.25% due 11/15/2043	102,000	131,627
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	670,000	755,023
Murphy Oil Corp. Senior Notes 6.38% due 07/15/2028	65,000	65,081
		2,588,215
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	960,000	1,081,808
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	94,000	69,442
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	621,000	608,124
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	210,000	226,155
		1,985,529
Oil-Field Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	67,000	69,848
ChampionX Corp Company Guar. Notes 6.38% due 05/01/2026	58,000	60,755
Halliburton Co. Senior Notes 2.92% due 03/01/2030	49,000	48,922
Halliburton Co. Senior Notes 4.75% due 08/01/2043	70,000	74,196
Halliburton Co. Senior Notes 4.85% due 11/15/2035	300,000	336,829

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil-Field Services (continued)
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	$122,000	$134,909
USA Compression Partners LP/ USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	82,000	84,101
		809,560
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	80,000	80,600
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	319,000	402,436
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	471,000	455,848
		938,884
Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	114,000	119,958
Pharmacy Services — 0.4%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	1,555,000	1,534,357
Cigna Corp. Senior Notes 3.40% due 03/15/2051	138,000	135,457
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	53,000	48,684
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	285,000	314,005
CVS Health Corp. Senior Notes 4.25% due 04/01/2050	59,000	66,030
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	207,000	244,352
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	70,000	85,665
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	875,000	1,068,475
		3,497,025
Security Description	Principal Amount(15)	Value (Note 2)
Pipelines — 1.0%
Antero Midstream Partners LP/ Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	$75,000	$74,906
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	44,000	44,893
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	60,000	60,150
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	127,000	133,769
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	19,000	19,760
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	52,000	54,089
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	73,000	81,386
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	42,000	45,598
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	19,000	21,209
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	115,000	126,706
Energy Transfer Operating LP Senior Notes 4.90% due 03/15/2035	171,000	180,038
Energy Transfer Operating LP Senior Notes 4.95% due 06/15/2028	680,000	760,558
Energy Transfer Operating LP Senior Notes 6.00% due 06/15/2048	280,000	317,595
Energy Transfer Operating LP Senior Notes 6.13% due 12/15/2045	1,422,000	1,623,667
Energy Transfer Operating LP Senior Notes 6.25% due 04/15/2049	115,000	134,656
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	41,000	31,715
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	130,000	127,587

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	$93,000	$98,528
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	109,000	106,548
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	25,000	24,506
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	44,000	44,551
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	179,000	182,193
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	107,000	110,372
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	98,000	105,321
Holly Energy Partners LP/ Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	109,000	110,395
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	113,000	127,097
MPLX LP Senior Notes 1.75% due 03/01/2026	265,000	265,287
MPLX LP Senior Notes 2.65% due 08/15/2030	40,000	39,170
MPLX LP Senior Notes 4.70% due 04/15/2048	35,000	37,660
MPLX LP Senior Notes 5.20% due 03/01/2047	310,000	353,559
MPLX LP Senior Notes 5.20% due 12/01/2047	155,000	174,995
MPLX LP Senior Notes 5.50% due 02/15/2049	55,000	64,445
NGL Energy Operating LLC/ NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	75,000	76,955
Security Description	Principal Amount(15)	Value (Note 2)
Pipelines (continued)
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	$76,000	$82,080
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	243,000	305,090
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	190,000	186,727
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	345,000	403,716
ONEOK, Inc. Company Guar. Notes 6.00% due 06/15/2035	315,000	370,962
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	60,000	79,337
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	680,000	738,101
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	55,000	50,357
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	495,000	555,125
Sunoco Logistics Partners Operations LP Senior Notes 4.00% due 10/01/2027	305,000	327,842
Sunoco Logistics Partners Operations LP Senior Notes 5.35% due 05/15/2045	35,000	36,630
Targa Resources Partners LP/ Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	62,000	62,822
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026	164,000	183,765
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	36,000	39,842
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	125,000	143,475
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	190,000	232,532
Williams Cos., Inc. Senior Notes 6.30% due 04/15/2040	119,000	152,686
		9,710,953

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Poultry — 0.0%
Pilgrim's Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	$80,000	$85,736
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	53,000	53,465
		139,201
Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	58,000	61,874
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	75,000	80,942
		142,816
Real Estate Investment Trusts — 1.0%
American Tower Corp. Senior Notes 1.50% due 01/31/2028	875,000	833,855
American Tower Corp. Senior Notes 2.10% due 06/15/2030	330,000	313,600
American Tower Corp. Senior Notes 2.40% due 03/15/2025	555,000	578,494
American Tower Corp. Senior Notes 2.95% due 01/15/2051	620,000	546,312
American Tower Corp. Senior Notes 3.10% due 06/15/2050	112,000	102,625
Boston Properties LP Senior Notes 2.55% due 04/01/2032	110,000	105,366
Brixmor Operating Partnership LP Senior Notes 2.25% due 04/01/2028	366,000	358,852
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	840,000	904,205
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	182,000	191,548
Crown Castle International Corp. Senior Notes 1.05% due 07/15/2026	1,415,000	1,364,042
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	88,000	90,211
Security Description	Principal Amount(15)	Value (Note 2)
Real Estate Investment Trusts (continued)
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	$75,000	$79,323
Federal Realty Investment Trust Senior Notes 1.25% due 02/15/2026	166,000	163,837
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2030	315,000	327,679
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	665,000	687,261
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	575,000	644,546
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	185,000	213,410
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	78,000	80,535
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	31,000	32,705
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	55,000	50,529
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	258,000	258,139
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	100,000	98,500
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	75,000	82,683
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	33,000	32,362
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	55,000	57,860
National Health Investors, Inc. Company Guar. Notes 3.00% due 02/01/2031	76,000	70,983
Omega Healthcare Investors, Inc. Company Guar. Notes 3.25% due 04/15/2033	206,000	197,764

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	$107,000	$106,051
Park Intermediate Holdings LLC/ PK Domestic Property LLC/ PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	75,000	79,519
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	35,000	34,046
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	550,000	576,843
Service Properties Trust Senior Notes 4.75% due 10/01/2026	14,000	13,650
Service Properties Trust Senior Notes 4.95% due 10/01/2029	10,000	9,525
Service Properties Trust Senior Notes 5.25% due 02/15/2026	15,000	15,038
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	7,000	7,400
Spirit Realty LP Company Guar. Notes 2.70% due 02/15/2032	79,000	74,996
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	105,000	109,019
Starwood Property Trust, Inc. Senior Notes 5.50% due 11/01/2023*	14,000	14,630
VEREIT Operating Partnership LP Company Guar. Notes 2.20% due 06/15/2028	45,000	44,124
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	117,000	113,210
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	165,000	173,871
Welltower, Inc. Senior Notes 2.80% due 06/01/2031	250,000	248,288
		10,087,436
Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	60,000	64,875
Security Description	Principal Amount(15)	Value (Note 2)
Real Estate Management/Services (continued)
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	$46,000	$50,491
		115,366
Real Estate Operations & Development — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	45,000	45,563
Recycling — 0.0%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	95,000	97,256
Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	85,000	76,500
Ashtead Capital, Inc. Company Guar. Notes 4.38% due 08/15/2027*	1,000,000	1,042,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.38% due 03/01/2029*	18,000	18,620
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.75% due 07/15/2027*	64,000	66,691
NESCO Holdings II, Inc. Sec. Notes 5.50% due 04/15/2029*	28,000	28,714
		1,233,025
Research & Development — 0.0%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	52,000	54,158
Resorts/Theme Parks — 0.0%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	65,000	70,362
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	75,000	77,719
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	7,000	7,576
		155,657
Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	156,000	146,112
Retail-Appliances — 0.0%
Conn's, Inc. Company Guar. Notes 7.25% due 07/15/2022	59,000	59,074

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	$90,000	$88,358
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	335,000	364,687
		453,045
Retail-Automobile — 0.0%
Carvana Co. Company Guar. Notes 5.50% due 04/15/2027*	31,000	31,163
Retail-Building Products — 0.4%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	1,040,000	1,092,173
Lowe's Cos., Inc. Senior Notes 1.70% due 10/15/2030	1,365,000	1,281,167
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	985,000	1,071,163
		3,444,503
Retail-Convenience Store — 0.0%
7-Eleven, Inc. Senior Notes 1.80% due 02/10/2031*	98,000	91,446
Retail-Major Department Stores — 0.0%
Nordstrom, Inc. Senior Notes 2.30% due 04/08/2024*	53,000	53,084
Nordstrom, Inc. Senior Notes 4.25% due 08/01/2031*	45,000	44,962
		98,046
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	368,000	377,016
Retail-Petroleum Products — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 3.75% due 02/15/2031*	15,000	14,744
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	60,000	63,000
		77,744
Retail-Regional Department Stores — 0.0%
Kohl's Corp. Senior Notes 3.38% due 05/01/2031	79,000	79,065
Kohl's Corp. Senior Notes 5.55% due 07/17/2045	211,000	238,473
Security Description	Principal Amount(15)	Value (Note 2)
Retail-Regional Department Stores (continued)
Kohl's Corp. Senior Notes 9.50% due 05/15/2025	$58,000	$75,178
		392,716
Retail-Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	43,000	44,881
Dave & Buster's, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	75,000	80,156
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	460,000	484,687
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	832,000	862,206
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	221,000	250,244
		1,722,174
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	100,000	110,810
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	259,000	271,037
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	293,000	317,217
		588,254
Schools — 0.1%
Howard University Notes 2.29% due 10/01/2026	100,000	99,193
Howard University Notes 2.70% due 10/01/2029	250,000	248,699
Howard University Notes 2.80% due 10/01/2030	100,000	99,757
Howard University Notes 2.90% due 10/01/2031	100,000	100,515
Howard University Notes 3.48% due 10/01/2041	95,000	90,995
		639,159

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Security Services — 0.0%
Brink's Co. Company Guar. Notes 4.63% due 10/15/2027*	$45,000	$46,111
Brink's Co. Company Guar. Notes 5.50% due 07/15/2025*	29,000	30,631
		76,742
Steel-Producers — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	22,000	21,963
Cleveland-Cliffs, Inc. Company Guar. Notes 4.88% due 03/01/2031*	7,000	6,880
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	48,000	49,498
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	44,000	47,850
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	62,000	60,850
Reliance Steel & Aluminum Co. Senior Notes 2.15% due 08/15/2030	132,000	126,576
		313,617
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	237,000	293,694
Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	1,955,000	1,767,647
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	39,000	35,614
AT&T, Inc. Senior Notes 3.65% due 09/15/2059*	1,177,000	1,072,167
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	617,000	584,355
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	305,000	344,522
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	301,000	339,173
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	116,000	134,119
Security Description	Principal Amount(15)	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	$344,000	$406,557
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	61,000	64,256
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	77,000	86,305
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	75,000	76,313
Verizon Communications, Inc. Senior Notes 1.50% due 09/18/2030	217,000	199,034
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	440,000	401,169
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*	1,323,000	1,163,639
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	810,000	818,509
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	553,000	550,551
Verizon Communications, Inc. Senior Notes 3.70% due 03/22/2061	181,000	177,892
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	69,000	77,912
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	62,000	70,808
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	1,720,000	1,996,089
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,331,484
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	56,000	57,593
		11,755,708
Television — 0.0%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	45,000	52,425
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	102,000	118,830
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	55,000	54,519
		225,774

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Theaters — 0.0%
Live Nation Entertainment, Inc. Senior Sec. Notes 3.75% due 01/15/2028*	$15,000	$14,794
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	56,000	56,420
		71,214
Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	355,000	337,350
Altria Group, Inc. Company Guar. Notes 2.63% due 09/16/2026	485,000	504,855
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	395,000	359,006
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	700,000	677,299
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	785,000	957,141
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	360,000	354,170
BAT Capital Corp. Company Guar. Notes 2.73% due 03/25/2031	250,000	242,628
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	2,025,000	2,133,860
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	475,000	514,008
		6,080,317
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	107,000	117,347
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	763,000	749,731
Transport-Air Freight — 0.0%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	75,000	77,344
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	203,000	222,269
Security Description	Principal Amount(15)	Value (Note 2)
Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	$118,000	$128,533
Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	93,000	95,013
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	70,000	82,102
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	151,000	167,835
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062*	810,000	718,352
Union Pacific Corp. Senior Notes 3.84% due 03/20/2060	80,000	83,753
		1,147,055
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	685,000	777,296
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035	166,428	161,064
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	88,000	97,357
		1,035,717
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	845,000	889,367
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	31,000	32,086
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	176,000	190,165
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	530,000	581,597
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	86,000	96,199
		1,789,414

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Vitamins & Nutrition Products — 0.0%
HLF Financing SARL LLC/ Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	$70,000	$73,325
Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	315,000	323,733
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	255,000	292,275
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	76,000	73,236
		689,244
Web Portals/ISP — 0.1%
Alphabet, Inc. Senior Notes 2.05% due 08/15/2050	710,000	583,396
Total U.S. Corporate Bonds & Notes (cost $258,941,611)		267,996,618
FOREIGN CORPORATE BONDS & NOTES — 5.1%
Agricultural Chemicals — 0.0%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	150,000	152,813
Agricultural Operations — 0.1%
Kernel Holding SA Senior Notes 6.50% due 10/17/2024	540,000	572,400
Airlines — 0.0%
American Airlines, Inc./ AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.50% due 04/20/2026*	22,988	23,965
American Airlines, Inc./ AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.75% due 04/20/2029*	18,000	19,184
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. Senior Sec. Notes 5.75% due 01/20/2026*	42,510	45,180
		88,329
Airport Development/Maintenance — 0.1%
International Airport Finance SA Senior Sec. Notes 12.00% due 03/15/2033*	947,799	918,180
Banks-Commercial — 0.4%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	154,000	172,911
Security Description	Principal Amount(15)	Value (Note 2)
Banks-Commercial (continued)
Bank of Montreal Senior Notes 2.05% due 11/01/2022	$347,000	$356,371
Canadian Imperial Bank of Commerce Senior Notes 0.50% due 12/14/2023	119,000	118,527
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025	85,000	83,326
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	207,000	214,587
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	286,000	280,460
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	200,000	214,107
Danske Bank A/S Senior Notes 5.00% due 01/12/2022*	435,000	449,319
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	455,000	507,331
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	200,000	201,750
ING Groep NV Senior Notes 1.40% due 07/01/2026*	261,000	259,550
National Bank of Canada Company Guar. Notes 0.55% due 11/15/2024	250,000	249,352
Standard Chartered PLC Sub. Notes 3.27% due 02/18/2036*	200,000	194,192
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 0.85% due 03/25/2024*	339,000	338,885
		3,640,668
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032	164,000	149,880
Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.00% due 04/29/2030	1,088,000	1,062,923
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	56,000	58,590

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.0%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	$200,000	$197,762
Casino Hotels — 0.0%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	17,000	18,059
Cellular Telecom — 0.3%
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	209,000	219,973
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	200,000	208,000
Telefonica Celular del Paraguay SA Senior Notes 5.88% due 04/15/2027*	735,000	778,181
VEON Holdings BV Senior Notes 3.38% due 11/25/2027*	415,000	410,020
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	93,000	110,258
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	76,000	94,730
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	650,000	864,839
		2,686,001
Chemicals-Diversified — 0.0%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	202,000	202,943
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	39,000	40,219
		243,162
Chemicals-Other — 0.0%
MEGlobal Canada ULC Company Guar. Notes 5.00% due 05/18/2025*	200,000	222,250
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 5.13% due 10/15/2027	42,000	42,945
Computer Software — 0.0%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	50,000	51,696
Security Description	Principal Amount(15)	Value (Note 2)
Containers-Paper/Plastic — 0.0%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	$70,000	$73,500
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	80,000	84,150
		157,650
Cruise Lines — 0.1%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	95,000	97,656
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	16,000	17,189
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	105,000	99,094
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	26,000	26,348
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 04/01/2028*	18,000	18,103
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	70,000	72,450
Viking Ocean Cruises Ship VII, Ltd. Senior Sec. Notes 5.63% due 02/15/2029*	11,000	11,113
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	103,000	101,751
		443,704
Diversified Banking Institutions — 0.9%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	200,000	211,014
Barclays PLC Sub. Notes 3.56% due 09/23/2035	408,000	408,587
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	790,000	772,270
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	705,000	722,742
Credit Agricole SA Sub. Notes 2.81% due 01/11/2041*	250,000	225,546
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	150,000	153,963
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	785,000	772,123

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	$200,000	$221,096
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	1,560,000	1,720,352
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	675,000	732,286
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	206,000	212,412
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	332,000	347,222
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	200,000	190,816
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	200,000	207,388
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	226,000	233,161
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	350,000	351,256
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	340,000	360,146
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	610,000	635,887
		8,478,267
Diversified Financial Services — 0.2%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	90,000	94,500
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,112,000	1,274,480
Power Finance Corp., Ltd. Senior Notes 3.95% due 04/23/2030*	975,000	996,918
		2,365,898
Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.15% due 03/11/2031*	250,000	243,966
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	175,000	203,604
		447,570
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	$200,000	$195,894
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	1,170,000	1,320,944
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.38% due 04/01/2031*	40,000	40,750
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.50% due 09/15/2027*	79,000	84,406
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	238,000	292,307
		1,934,301
E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	465,000	498,581
Electric-Generation — 0.1%
Centrais Eletricas Brasileiras SA Senior Notes 3.63% due 02/04/2025*	215,000	216,344
Minejesa Capital BV Senior Sec. Notes 4.63% due 08/10/2030	200,000	208,250
		424,594
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	49,000	54,770
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	105,000	111,519
		166,289
Energy-Alternate Sources — 0.0%
FS Luxembourg Sarl Senior Sec. Notes 10.00% due 12/15/2025*	200,000	220,210
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	64,000	66,320
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030	208,000	210,151
Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 3.50% due 01/15/2031	68,000	69,832

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	$60,000	$65,886
		135,718
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	244,000	272,561
Insurance-Reinsurance — 0.0%
Fairfax Financial Holdings, Ltd. Senior Notes 3.38% due 03/03/2031*	55,000	54,752
Internet Content-Information/News — 0.2%
Tencent Holdings, Ltd. Senior Notes 2.39% due 06/03/2030*	730,000	704,512
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	695,000	738,670
		1,443,182
Investment Companies — 0.0%
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	200,000	216,270
Medical Products — 0.0%
STERIS PLC Company Guar. Notes 3.75% due 03/15/2051	154,000	153,869
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030*	250,000	238,394
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	310,000	298,105
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*	465,000	441,746
		978,245
Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	446,242
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	31,000	25,110
Endo Luxembourg Finance Co. I SARL/ Endo US, Inc. Senior Sec. Notes 6.13% due 04/01/2029*	50,000	50,511
Security Description	Principal Amount(15)	Value (Note 2)
Medical-Drugs (continued)
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	$266,000	$286,444
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	295,000	284,053
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.03% due 07/09/2040	345,000	333,097
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050	204,000	193,291
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	750,000	717,187
		2,335,935
Medical-Hospitals — 0.1%
Rede D'or Finance SARL Company Guar. Notes 4.50% due 01/22/2030*	1,220,000	1,197,528
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	200,000	203,000
Metal-Iron — 0.1%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	75,000	82,913
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	1,130,000	1,184,127
		1,267,040
Networking Products — 0.1%
Nokia Oyi Senior Notes 4.38% due 06/12/2027	725,000	768,500
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	87,000	86,714
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	175,000	175,889
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	150,000	150,938
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	175,000	174,562
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	102,000	105,361
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	45,000	47,138

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Tullow Oil PLC Company Guar. Notes 7.00% due 03/01/2025*	$540,000	$456,300
		1,196,902
Oil Companies-Integrated — 0.3%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	1,540,000	1,575,399
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	330,000	350,310
Petro-Canada Senior Notes 5.95% due 05/15/2035	69,000	86,169
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	34,000	28,220
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027	34,000	35,526
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	25,000	26,125
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	34,000	32,300
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	34,000	29,160
Saudi Arabian Oil Co. Senior Notes 1.63% due 11/24/2025*	200,000	201,339
Suncor Energy, Inc. Senior Notes 3.75% due 03/04/2051	510,000	495,704
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	67,000	66,979
		2,927,231
Oil-Field Services — 0.1%
Borets Finance DAC Company Guar. Notes 6.00% due 09/17/2026*	985,000	1,023,169
Paper & Related Products — 0.2%
Inversiones CMPC SA Company Guar. Notes 3.00% due 04/06/2031*	200,000	198,546
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	141,000	145,759
Suzano Austria GmbH Company Guar. Notes 5.00% due 01/15/2030	960,000	1,063,200
		1,407,505
Security Description	Principal Amount(15)		Value (Note 2)
Pipelines — 0.3%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*		$455,000	$440,781
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.63% due 03/31/2036*		1,140,000	1,090,068
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.94% due 09/30/2040*		400,000	385,649
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030		1,040,000	1,158,503
			3,075,001
Real Estate Investment Trusts — 0.0%
Trust Fibro Uno Senior Notes 6.39% due 01/15/2050		200,000	220,400
Retail-Petroleum Products — 0.0%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		200,000	204,500
Satellite Telecom — 0.0%
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		41,000	41,000
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*		89,000	89,153
			130,153
Security Services — 0.0%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*		75,000	75,000
Semiconductor Components-Integrated Circuits — 0.3%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*		495,000	536,177
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		1,292,000	1,435,899
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		275,000	329,259
TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*		200,000	195,178
			2,496,513
Steel-Producers — 0.1%
Metinvest BV Company Guar. Notes 5.63% due 06/17/2025*	EUR	360,000	445,442
SupraNational Banks — 0.1%
African Development Bank Senior Notes 0.75% due 04/03/2023		171,000	172,654

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks (continued)
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	$230,000	$236,935
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027	248,000	237,254
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	164,000	180,152
International Finance Corp. Senior Notes 0.50% due 03/20/2023	259,000	259,841
		1,086,836
Telecom Services — 0.1%
NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	440,000	433,987
Telephone-Integrated — 0.0%
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	225,000	263,106
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	375,000	371,035
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Company Guar. Notes 6.13% due 09/15/2115	59,000	85,452
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	31,000	33,713
Total Foreign Corporate Bonds & Notes (cost $48,791,801)		50,021,738
U.S. GOVERNMENT AGENCIES — 26.0%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	1,028,641
Federal Home Loan Mtg. Corp. — 2.1%
1.74% (6 ML+1.49%) due 02/01/2037 FRS	8,660	8,995
2.00% due 03/01/2051	1,995,177	1,990,672
2.38% due 01/13/2022	1,097,000	1,116,739
2.50% due 01/01/2028	70,524	73,889
2.50% due 04/01/2028	233,423	244,567
2.50% due 03/01/2031	134,529	140,032
2.50% due 10/01/2032	173,076	180,135
2.50% due 11/01/2032	694,788	731,367
Security Description	Principal Amount(15)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 08/01/2027	$170,909	$181,236
3.00% due 10/01/2042	192,443	205,314
3.00% due 11/01/2042	180,923	192,441
3.00% due 02/01/2043	342,659	367,359
3.00% due 04/01/2043	200,107	212,859
3.00% due 08/01/2043	743,975	791,620
3.00% due 07/01/2045	522,467	550,560
3.00% due 10/01/2045	261,293	275,068
3.00% due 08/01/2046	312,671	329,029
3.03% (12 ML+1.88%) due 11/01/2037 FRS	104,767	111,525
3.50% due 01/01/2032	449,996	485,012
3.50% due 11/01/2041	142,787	154,785
3.50% due 03/01/2042	79,130	86,028
3.50% due 08/01/2042	158,638	172,489
3.50% due 09/01/2043	49,145	53,324
3.50% due 03/01/2045	383,994	412,946
3.50% due 07/01/2045	987,153	1,062,297
3.50% due 08/01/2045	221,468	238,627
3.50% due 10/01/2045	310,508	333,166
3.50% due 11/01/2045	404,901	434,707
3.50% due 01/01/2046	14,437	15,592
3.50% due 11/01/2047	416,815	442,588
4.00% due 09/01/2040	104,050	114,550
4.00% due 07/01/2044	179,928	198,254
4.00% due 10/01/2045	147,941	161,533
4.00% due 07/01/2049	114,749	124,615
4.00% due 01/01/2050	260,880	279,565
4.50% due 07/01/2045	606,492	659,803
4.50% due 05/01/2048	270,882	295,826
5.00% due 09/01/2031	275,310	304,441
5.00% due 11/01/2043	252,061	293,220
5.00% due 04/01/2048	294,701	326,202
5.50% due 01/01/2036	104,062	121,878
6.00% due 03/01/2040	7,262	8,680
6.25% due 07/15/2032	206,000	296,839
6.75% due 03/15/2031	100,000	144,744
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.60% due 03/25/2027(1)(3)(5)	5,093,437	166,486
Series K124, Class X1 0.72% due 12/25/2030(1)(3)(5)	3,489,599	212,161
Series K122, Class X1 0.88% due 11/25/2030(1)(3)(5)	889,669	64,273
Series K121, Class X1 1.03% due 10/25/2030(1)(3)(5)	1,633,226	134,652
Series K114, Class X1 1.12% due 06/25/2030(1)(3)(5)	2,897,538	258,921
Series K104, Class X1 1.13% due 01/25/2030(1)(3)(5)	2,501,137	212,263

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K111, Class X1 1.57% due 05/25/2030(1)(3)(5)	$1,123,320	$137,842
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(2)	318,448	323,549
Series 4961, Class JB 2.50% due 12/15/2042(2)	563,311	587,934
Series 3883, Class PB 3.00% due 05/15/2041(2)	187,769	201,884
Series 4740, Class BA 3.00% due 09/15/2045(2)	204,647	211,317
Federal Home Loan Mtg. Corp. SCRT Series 2020-1, Class MA 2.50% due 08/25/2059(2)	527,810	548,770
Series 2019-3, Class MV 3.50% due 10/25/2058(2)	235,006	257,043
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 1.76% (1 ML+1.65%) due 04/25/2043*(2)	84,251	83,687
Series 2019-HQA3, Class M2 1.97% (1 ML + 1.85%) due 09/25/2049*(2)	343,975	342,054
Series 2019-DNA3, Class M2 2.16% (1 ML + 2.05%) due 07/25/2049*(2)	468,457	467,507
Series 2019-HQA1, Class M2 2.46% (1 ML + 2.35%) due 02/25/2049*(2)	854,226	855,701
Series 2019-DNA2, Class M2 2.56% (1 ML+2.45%) due 03/25/2049*(2)	554,570	555,264
		20,546,426
Federal National Mtg. Assoc. — 4.7%
1.79% (6 ML+1.54%) due 09/01/2035 FRS	101,087	105,073
1.88% due 09/24/2026	837,000	873,496
2.00% due 07/01/2035	880,082	903,713
2.00% due 11/01/2035	388,095	400,194
2.00% due 12/01/2050	983,757	983,553
2.00% due 04/01/2051	997,492	995,246
2.29% (12 ML+1.77%) due 05/01/2040 FRS	92,788	97,712
2.33% (12 ML+1.83%) due 10/01/2040 FRS	35,988	38,003
2.33% (12 ML+1.82%) due 10/01/2040 FRS	23,018	24,290
2.36% (12 ML+1.57%) due 05/01/2037 FRS	17,368	18,269
2.50% due 04/01/2028	177,001	185,396
2.50% due 08/01/2031	521,935	543,022
2.50% due 01/01/2032	643,644	669,819
Security Description	Principal Amount(15)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
2.50% due 05/01/2050	$721,575	$743,078
2.50% due 06/01/2050	781,991	802,735
2.50% due 07/01/2050	1,199,658	1,235,182
2.50% due 10/01/2050	476,434	489,368
2.59% (1 Yr USTYCR+2.22%) due 10/01/2035 FRS	85,414	89,708
2.63% due 09/06/2024	2,025,000	2,176,087
2.74% (12 ML+1.67%) due 07/01/2039 FRS	78,934	82,363
2.87% (12 ML+1.91%) due 08/01/2035 FRS	61,260	64,843
3.00% due 10/01/2027	193,131	204,038
3.00% due 10/01/2030	201,305	212,716
3.00% due 07/01/2034	508,620	536,365
3.00% (1 Yr USTYCR+2.27%) due 11/01/2036 FRS	37,605	40,014
3.00% due 03/01/2042	286,958	305,112
3.00% due 12/01/2042	100,909	107,283
3.00% due 05/01/2043	202,331	214,244
3.00% due 02/01/2045	137,696	144,906
3.00% due 08/01/2046	312,703	330,829
3.00% due 09/01/2046	173,870	182,851
3.00% due 12/01/2046	270,692	286,150
3.00% due 01/01/2047	120,498	126,544
3.00% due 04/01/2047	899,073	946,525
3.00% due 09/01/2048	388,345	407,642
3.00% due 11/01/2048	539,995	566,066
3.00% due 06/01/2049	470,669	496,832
3.00% due 03/01/2050	750,507	787,193
3.50% due 08/01/2026	64,844	69,188
3.50% due 09/01/2026	91,568	97,699
3.50% due 08/01/2027	12,119	12,917
3.50% due 10/01/2028	31,806	34,498
3.50% due 03/01/2042	213,011	231,456
3.50% due 08/01/2042	484,001	518,455
3.50% due 07/01/2045	135,517	145,988
3.50% due 08/01/2045	296,544	318,299
3.50% due 09/01/2045	226,524	242,406
3.50% due 10/01/2045	290,892	313,088
3.50% due 11/01/2045	197,528	211,199
3.50% due 12/01/2045	350,869	376,286
3.50% due 02/01/2046	148,005	158,710
3.50% due 03/01/2046	223,143	238,582
3.50% due 07/01/2046	451,545	485,850
3.50% due 12/01/2047	1,710,082	1,827,680
3.50% due 04/01/2048	946,813	1,014,797
3.50% due 08/01/2049	348,892	368,276
4.00% due 03/01/2039	213,289	230,107
4.00% due 10/01/2040	75,346	82,970
4.00% due 11/01/2040	137,682	151,056
4.00% due 10/01/2041	125,267	137,391
4.00% due 11/01/2041	92,453	101,395
4.00% due 01/01/2043	490,013	542,163
4.00% due 02/01/2045	425,263	469,843
4.00% due 02/01/2046	26,353	28,801
4.00% due 01/01/2047	436,670	472,918
4.00% due 05/01/2047	74,162	80,218

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 07/01/2047	$921,524	$996,018
4.00% due 08/01/2047	172,713	186,722
4.00% due 06/01/2048	505,775	549,119
4.00% due 09/01/2048	407,010	437,143
4.00% due 01/01/2049	526,125	564,530
4.00% due 03/01/2049	72,228	77,476
4.50% due 10/01/2024	13,110	13,771
4.50% due 08/01/2045	572,810	644,519
4.50% due 06/01/2048	559,099	610,053
4.50% due 11/01/2048	352,515	384,683
4.50% due 12/01/2048	466,677	508,005
5.00% due 05/01/2040	91,160	102,290
5.00% due 06/01/2040	11,497	13,277
5.00% due 07/01/2040	296,634	345,177
5.00% due 02/01/2045	330,889	383,054
5.50% due 12/01/2029	19,696	22,019
5.50% due 08/01/2037	100,555	117,804
5.50% due 06/01/2038	48,999	57,608
6.00% due 11/01/2038	5,498	6,543
6.00% due 06/01/2040	47,440	56,389
6.50% due 10/01/2037	443	507
6.63% due 11/15/2030	871,000	1,241,899
7.25% due 05/15/2030	2,260,000	3,305,015
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.21% (1 ML +2.10%) due 06/25/2039*(2)	299,492	300,102
Series 2019-R03, Class 1M2 2.26% (1 ML+2.15%) due 09/25/2031*(2)	215,132	215,637
Series 2019-HRP1, Class M2 2.26% (1 ML+2.15%) due 11/25/2039*(2)	271,056	266,920
Series 2016-C07, Class 2M2 4.46% (1 ML+4.35%) due 05/25/2029(2)	518,402	539,505
Series 2014-C04, Class 1M2 5.01% (1 ML+4.90%) due 11/25/2024(2)	173,511	178,714
Series 2015-C04, Class 1M2 5.81% (1 ML+5.70%) due 04/25/2028(2)	89,710	95,158
Series 2016-C02, Class 1M2 6.11% (1 ML+6.00%) due 09/25/2028(2)	51,966	54,740
Federal National Mtg. Assoc. REMIC Series 2019-41, Class AC 2.50% due 03/25/2053(2)	479,038	495,839
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	481,569	513,527
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	290,883	307,688
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	147,909	155,209
Security Description	Principal Amount(15)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(2)	$391,068	$399,456
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	564,558	576,274
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	298,972	304,110
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	146,219	150,725
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	269,975	278,892
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	255,675	263,948
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	408,528	424,258
Series 2017-72, Class B 3.00% due 09/25/2047(2)	359,670	382,681
Series 2017-72, Class CD 3.00% due 09/25/2047(2)	372,130	396,361
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	537,023	577,595
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	481,572	506,369
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	166,328	179,948
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	202,709	207,119
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	394,366	424,422
Series 2018-72, Class BA 3.50% due 07/25/2054(2)	547,033	575,793
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	397,755	423,501
		46,196,808
Government National Mtg. Assoc. — 5.5%
2.00% due 11/20/2050	1,973,806	1,993,599
2.50% due 12/20/2050	2,277,809	2,350,637
3.00% due 02/20/2045	131,453	139,347
3.00% due 05/20/2045	105,317	111,418
3.00% due 07/20/2045	24,561	26,019
3.00% due 05/20/2046	385,496	408,218
3.00% due 05/20/2050	766,364	798,614
3.00% due April 30 TBA	9,125,000	9,504,436
3.00% due May 30 TBA	11,175,000	11,645,354
3.50% due 03/20/2045	88,639	94,977
3.50% due 04/20/2045	132,789	142,276
3.50% due 07/20/2045	43,562	46,679
3.50% due 03/20/2047	206,853	220,548
3.50% due April 30 TBA	8,800,000	9,278,500
3.50% due May 30 TBA	5,500,000	5,808,086
4.00% due 03/15/2039	49,352	53,920
4.00% due 04/15/2039	5,425	5,961
4.00% due 05/15/2039	30,010	32,264
4.00% due 08/15/2039	4,741	5,197
4.00% due 10/15/2039	22,745	24,964
4.00% due 03/15/2040	14,356	15,426
4.00% due 09/15/2040	21,159	22,842

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.00% due 10/15/2040	$9,916	$10,851
4.00% due 12/15/2040	10,312	11,231
4.00% due 02/15/2041	2,855	3,103
4.00% due 06/15/2041	67,870	75,815
4.00% due 07/15/2041	14,307	15,740
4.00% due 08/15/2041	181,135	197,114
4.00% due 09/15/2041	32,651	36,125
4.00% due 10/15/2041	87,557	96,099
4.00% due 11/15/2041	70,680	76,639
4.00% due 12/15/2041	36,561	40,502
4.00% due 01/15/2042	16,223	17,605
4.00% due 02/15/2042	3,689	3,957
4.00% due 03/15/2042	72,904	80,668
4.00% due 04/15/2042	3,986	4,265
4.00% due 03/20/2044	67,897	75,063
4.00% due 07/20/2045	187,397	206,367
4.00% due 05/20/2048	19,944	21,441
4.50% due 09/15/2033	33,271	37,077
4.50% due 03/15/2039	46,811	52,829
4.50% due 05/15/2039	26,670	30,065
4.50% due 07/15/2039	14,121	15,942
4.50% due 10/15/2039	60,502	68,345
4.50% due 01/15/2040	13,199	14,824
4.50% due 02/15/2040	26,694	29,964
4.50% due 03/15/2040	20,624	22,936
4.50% due 04/15/2040	722	815
4.50% due 05/15/2040	1,984	2,227
4.50% due 07/15/2040	20,501	23,270
4.50% due 04/15/2041	9,705	10,784
4.50% due 05/15/2041	88,677	100,111
4.50% due 06/15/2041	7,319	8,220
4.50% due 07/15/2041	49,721	55,612
4.50% due 08/15/2041	34,024	38,447
4.50% due 04/20/2047	96,535	106,314
4.50% due April 30 TBA	6,800,000	7,354,625
5.00% due 06/15/2033	1,450	1,687
5.00% due 08/15/2033	10,798	12,450
5.00% due 09/15/2033	20,751	24,148
5.00% due 10/15/2033	11,646	13,550
5.00% due 11/15/2033	2,421	2,759
5.00% due 06/15/2034	30,934	35,356
5.00% due 05/15/2035	1,637	1,846
5.00% due 09/15/2035	1,269	1,465
5.00% due 02/15/2036	22,713	25,617
5.00% due 02/20/2036	56,576	64,675
5.00% due 05/15/2036	55,884	64,128
5.00% due 06/15/2036	17,735	20,008
5.00% due 08/15/2038	212,694	242,379
5.50% due 02/15/2032	396	440
5.50% due 03/15/2032	2,221	2,546
5.50% due 12/15/2032	1,445	1,604
5.50% due 01/15/2033	1,345	1,557
5.50% due 02/15/2033	8,515	9,622
5.50% due 03/15/2033	33,133	37,063
5.50% due 04/15/2033	22,980	26,221
5.50% due 06/15/2033	33,475	38,216
Security Description	Principal Amount(15)	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.50% due 07/15/2033	$122,646	$138,896
5.50% due 08/15/2033	24,168	27,059
5.50% due 09/15/2033	6,583	7,426
5.50% due 12/15/2033	645	716
5.50% due 01/15/2034	41,861	48,347
5.50% due 02/15/2034	26,495	29,412
6.00% due 04/15/2028	45,059	51,675
6.00% due 01/15/2029	7,526	8,444
6.00% due 03/15/2029	16,654	18,706
6.00% due 12/15/2031	2,799	3,143
6.00% due 04/15/2032	6,508	7,808
6.00% due 09/15/2032	6,282	7,412
6.00% due 10/15/2032	43,737	52,469
6.00% due 11/15/2032	9,616	11,338
6.00% due 01/15/2033	1,442	1,728
6.00% due 02/15/2033	16,270	19,448
6.00% due 03/15/2033	5,729	6,689
6.00% due 09/15/2033	11,363	12,785
6.00% due 01/15/2034	62,263	69,925
6.00% due 03/15/2034	12,409	13,940
6.00% due 05/15/2034	1,220	1,368
6.00% due 07/15/2034	3,619	4,073
6.00% due 08/15/2034	21,451	24,109
6.00% due 09/15/2034	1,655	1,867
6.00% due 11/15/2034	61,866	69,691
6.00% due 03/15/2035	10,345	11,623
6.00% due 08/15/2035	35,538	40,903
6.00% due 01/15/2036	19,927	23,750
6.00% due 04/15/2036	14,778	16,656
6.00% due 05/15/2036	19,938	23,097
6.00% due 06/15/2036	28,691	33,644
6.00% due 07/15/2036	3,676	4,129
6.00% due 08/15/2036	33,939	39,980
6.00% due 09/15/2036	11,543	12,999
6.00% due 10/15/2036	103,980	118,147
6.00% due 11/15/2036	23,797	27,751
6.00% due 12/15/2036	7,829	8,949
6.50% due 09/15/2028	2,173	2,427
6.50% due 09/15/2031	865	966
6.50% due 10/15/2031	1,945	2,172
6.50% due 11/15/2031	1,015	1,133
6.50% due 12/15/2031	3,371	3,765
7.50% due 09/15/2030	12,804	12,976
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(2)	435,348	440,194
Series 2015-151, Class BA 1.70% due 10/20/2045(2)	238,432	241,613
		54,006,959
Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	577,000	740,844
Uniform Mtg. Backed Securities — 13.5%
1.50% due April 15 TBA	500,000	502,109
1.50% due April 30 TBA	600,000	579,668
2.00% due April 15 TBA	11,900,000	12,209,121

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Uniform Mtg. Backed Securities (continued)
2.00% due April 30 TBA	$20,715,000	$20,653,907
2.00% due May 30 TBA	31,555,000	31,404,004
2.50% due April 30 TBA	10,600,000	10,864,381
3.00% due April 15 TBA	3,100,000	3,271,711
3.00% due April 30 TBA	11,720,000	12,207,341
3.00% due May 30 TBA	5,280,000	5,500,584
3.50% due April 30 TBA	19,100,000	20,169,152
4.00% due April 30 TBA	10,300,000	11,053,188
4.50% due April 30 TBA	1,300,000	1,415,172
5.50% due April 30 TBA	1,900,000	2,123,250
		131,953,588
Total U.S. Government Agencies (cost $251,982,781)		254,473,266
U.S. GOVERNMENT TREASURIES — 40.1%
United States Treasury Bonds — 8.8%
1.13% due 05/15/2040	3,001,000	2,441,595
1.25% due 05/15/2050	1,968,000	1,480,151
1.38% due 11/15/2040	2,440,000	2,069,806
1.38% due 08/15/2050	3,218,000	2,500,989
1.63% due 11/15/2050	740,000	614,200
1.88% due 02/15/2041	9,404,000	8,733,965
1.88% due 02/15/2051	1,595,000	1,409,581
2.00% due 02/15/2050	1,963,000	1,789,704
2.25% due 08/15/2046	1,686,000	1,631,666
2.25% due 08/15/2049	2,431,000	2,343,351
2.38% due 11/15/2049	5,418,000	5,367,206
2.50% due 02/15/2046	3,448,000	3,504,973
2.50% due 05/15/2046	1,283,000	1,304,300
2.75% due 11/15/2042	413,000	441,684
2.75% due 08/15/2047	568,000	605,297
2.75% due 11/15/2047	704,000	750,557
2.88% due 05/15/2043	1,014,000	1,106,646
2.88% due 08/15/2045	2,423,000	2,639,366
2.88% due 11/15/2046	499,000	543,637
2.88% due 05/15/2049	2,491,000	2,727,256
3.00% due 05/15/2042	875,000	974,976
3.00% due 11/15/2045	1,642,000	1,828,457
3.00% due 02/15/2047	648,000	722,976
3.00% due 05/15/2047	2,224,000	2,481,932
3.00% due 02/15/2048	1,255,000	1,402,512
3.00% due 08/15/2048	806,000	901,996
3.00% due 02/15/2049	1,783,000	1,997,448
3.13% due 02/15/2043	1,267,000	1,438,193
3.13% due 08/15/2044(9)	3,378,000	3,835,218
3.13% due 05/15/2048	626,000	715,767
3.38% due 05/15/2044	869,000	1,026,235
3.38% due 11/15/2048	1,188,000	1,422,584
3.63% due 08/15/2043	2,006,000	2,456,253
3.63% due 02/15/2044	1,706,000	2,092,249
3.75% due 11/15/2043	1,049,000	1,309,406
3.88% due 08/15/2040	640,000	805,450
4.38% due 11/15/2039	1,082,000	1,443,498
4.38% due 05/15/2040	953,000	1,275,010
4.50% due 02/15/2036	1,034,000	1,366,172
4.63% due 02/15/2040	1,159,000	1,594,893
4.75% due 02/15/2041	1,123,000	1,577,771
Security Description	Principal Amount(15)	Value (Note 2)
United States Treasury Bonds (continued)
5.25% due 11/15/2028	$1,045,000	$1,329,558
5.25% due 02/15/2029	1,966,000	2,513,562
5.38% due 02/15/2031	1,289,000	1,722,477
6.13% due 11/15/2027	544,000	710,982
6.25% due 08/15/2023	1,613,000	1,842,979
6.38% due 08/15/2027	1,217,000	1,601,021
6.75% due 08/15/2026	377,000	489,864
		86,885,369
United States Treasury Notes — 31.3%
0.13% due 06/30/2022	3,338,000	3,338,522
0.13% due 10/31/2022	520,000	519,939
0.13% due 11/30/2022	1,000,000	999,727
0.13% due 12/15/2023	100,000	99,543
0.13% due 01/15/2024	4,647,000	4,623,039
0.25% due 06/30/2025	2,161,000	2,116,429
0.25% due 08/31/2025	6,066,000	5,922,169
0.38% due 04/30/2025	3,294,000	3,251,410
0.38% due 01/31/2026(9)	7,785,000	7,587,942
0.38% due 07/31/2027	3,665,000	3,460,132
0.38% due 09/30/2027	6,239,000	5,867,097
0.50% due 03/15/2023	6,231,000	6,271,161
0.50% due 02/28/2026	4,049,000	3,967,704
0.50% due 05/31/2027	5,410,000	5,167,818
0.50% due 10/31/2027	6,469,000	6,122,807
0.63% due 03/31/2027	3,002,000	2,900,682
0.63% due 05/15/2030	7,346,000	6,679,982
0.63% due 08/15/2030	20,878,000	18,904,377
1.25% due 10/31/2021	760,000	765,284
1.38% due 08/31/2023	7,396,000	7,600,834
1.50% due 02/28/2023	6,709,000	6,879,608
1.50% due 09/30/2024	4,507,000	4,660,872
1.50% due 08/15/2026	7,344,000	7,518,133
1.50% due 02/15/2030	875,000	863,652
1.63% due 12/31/2021	15,610,000	15,792,320
1.63% due 08/15/2022	3,220,000	3,285,784
1.63% due 11/15/2022	4,550,000	4,659,129
1.63% due 10/31/2023	4,501,000	4,659,062
1.63% due 02/15/2026	2,662,000	2,751,634
1.63% due 05/15/2026	2,795,000	2,885,401
1.63% due 08/15/2029	2,195,000	2,201,259
1.75% due 07/31/2021	120,000	120,680
1.75% due 05/15/2022	4,480,000	4,562,075
1.75% due 05/15/2023	4,495,000	4,642,668
1.75% due 07/31/2024	1,377,000	1,436,007
1.88% due 11/30/2021	8,203,000	8,302,333
1.88% due 10/31/2022	3,569,000	3,666,590
1.88% due 08/31/2024	4,617,000	4,834,684
2.00% due 11/15/2021	3,036,000	3,072,764
2.00% due 11/30/2022	6,690,000	6,895,927
2.00% due 02/15/2023	7,666,000	7,927,722
2.00% due 05/31/2024	2,637,000	2,768,644
2.00% due 02/15/2025	5,373,000	5,656,762
2.00% due 08/15/2025	3,825,000	4,028,651
2.00% due 11/15/2026	4,877,000	5,114,754
2.13% due 02/29/2024	2,824,000	2,969,833
2.13% due 03/31/2024	4,502,000	4,738,003

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.13% due 07/31/2024	$4,388,000	$4,630,368
2.13% due 09/30/2024	1,983,000	2,094,234
2.13% due 05/15/2025	2,689,000	2,845,403
2.25% due 11/15/2024	3,725,000	3,951,701
2.25% due 12/31/2024	3,515,000	3,733,040
2.25% due 11/15/2025	2,574,000	2,739,802
2.25% due 02/15/2027	1,843,000	1,956,532
2.25% due 08/15/2027	1,496,000	1,584,708
2.25% due 11/15/2027	2,095,000	2,216,281
2.38% due 03/15/2022	788,000	805,084
2.38% due 08/15/2024	5,657,000	6,018,960
2.38% due 05/15/2027	2,595,000	2,772,088
2.50% due 08/15/2023	6,555,000	6,909,380
2.50% due 05/15/2024	3,886,000	4,140,715
2.63% due 03/31/2025	3,886,000	4,187,924
2.63% due 02/15/2029	2,013,000	2,175,770
2.75% due 02/15/2028	3,272,000	3,566,480
2.88% due 07/31/2025	2,474,000	2,697,433
2.88% due 05/15/2028	9,489,000	10,424,556
3.00% due 10/31/2025(16)	12,380,000	13,592,853
		306,104,861
Total U.S. Government Treasuries (cost $387,479,648)		392,990,230
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	85,000	97,401
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	335,000	382,604
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	355,000	415,308
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	160,000	169,877
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	925,000	933,580
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	1,260,000	1,546,681
State of Connecticut General Obligation Bonds 3.00% due 07/01/2021	60,000	60,391
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	641,727	665,821
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	70,000	73,683
Security Description	Principal Amount(15)		Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of Illinois General Obligation Bonds 5.95% due 04/01/2022		$220,000	$230,958
Total Municipal Bonds & Notes (cost $4,433,240)			4,576,304
LOANS(10)(11)(12) — 1.6%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL 3.71% (3 ML +3.50%) due 08/21/2026		137,900	132,433
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 2.36% (1 ML +2.25%) due 05/30/2025		202,757	198,333
Airlines — 0.0%
SkyMiles IP, Ltd. FRS BTL 4.75% (3 ML +3.75%) due 10/20/2027		100,000	104,887
WestJet Airlines, Ltd. FRS BTL-B 4.00% (3 ML +3.00%) due 12/11/2026		98,750	95,644
			200,531
Applications Software — 0.0%
Realpage, Inc. FRS BTL coupon TBD due 02/18/2028		100,000	99,458
SS&C Technologies, Inc. FRS BTL-B3 1.86% (1 ML +1.75%) due 04/16/2025		23,565	23,296
SS&C Technologies, Inc. FRS BTL-B5 1.86% (1 ML +1.75%) due 04/16/2025		97,450	96,354
			219,108
Auto/Truck Parts & Equipment-Original — 0.0%
Clarios Global LP FRS BTL-B 3.25% (1 ME +3.25%) due 04/30/2026	EUR	96,675	112,426
Clarios Global LP FRS BTL-B 3.36% (1 ML +3.25%) due 04/30/2026		111,230	110,582
			223,008

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
LOANS(10)(11)(12) (continued)
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 4.36% (1 ML +4.25%) due 05/06/2024	$73,250	$73,158
Adient US LLC FRS BTL-B 4.44% (3 ML +4.25%) due 05/06/2024	25,000	24,969
		98,127
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. FRS BTL-B4 2.62% (1 ML +2.50%) due 09/18/2026	86,275	85,550
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 2.61% (1 ML +2.50%) due 02/01/2027	123,438	122,484
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc. FRS BTL-B coupon TBD due 04/12/2028	100,000	99,562
NCI Building Systems, Inc. FRS BTL 3.86% (1 ML +3.75%) due 04/12/2025	97,250	96,983
		196,545
Building-Heavy Construction — 0.1%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML +4.25%) due 06/21/2024	288,750	283,833
PowerTeam Services LLC FRS BTL 4.25% (3 ML +3.25%) due 03/06/2025	236,536	234,023
		517,856
Cable/Satellite TV — 0.0%
CSC Holdings LLC FRS BTL-B 2.36% (1 ML +2.25%) due 07/17/2025	145,277	142,989
NewCo I BV FRS BTL-B2 3.61% (1 ML +3.50%) due 01/31/2029	50,000	49,822
UPC Broadband Holdings BV FRS BTL-B1 3.61% (1 ML +3.50%) due 01/31/2029	50,000	49,821
		242,632
Security Description	Principal Amount(15)		Value (Note 2)
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B 2.34% (1 WL +2.25%) due 09/15/2023		$78,054	$77,815
Caesars Resort Collection LLC FRS BTL-B 2.86% (1 ML +2.75%) due 12/23/2024		143,565	141,160
			218,975
Cellular Telecom — 0.0%
Numericable Group SA FRS BTL-B 3.79% (1 ML +3.69%) due 01/31/2026		96,750	95,710
Chemicals-Specialty — 0.1%
Axalta Coating Systems US Holdings, Inc. FRS BTL-B2 1.95% (3 ML +1.75%) due 06/01/2024		980,188	974,937
Diamond BC BV FRS BTL 3.11% (1 ML +3.00%) due 09/06/2024		111,263	110,602
Starfruit US HoldCo. LLC FRS BTL-B 2.86% (1 ML +2.75%) due 10/01/2025		143,557	141,224
			1,226,763
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B1 4.50% (3 ML +3.50%) due 03/03/2025		170,039	150,484
Brightview Landscapes LLC FRS BTL-B 2.63% (1 ML +2.50%) due 08/15/2025		243,491	241,969
Techem Techem Verwaltungsgesellschaft FRS BTL-B4 2.63% (6 ME +2.63%) due 07/15/2025	EUR	70,979	82,776
			475,229
Commercial Services-Finance — 0.2%
MPH Acquisition Holdings LLC FRS BTL-B 3.75% (3 ML +2.75%) due 06/07/2023		277,982	276,340
Trans Union LLC FRS 1st Lien 1.86% (1 ML +1.75%) due 11/16/2026		882,997	876,375
WEX, Inc. FRS BTL-B3 2.36% (1 ML +2.25%) due 05/15/2026		285,915	284,537

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
LOANS(10)(11)(12) (continued)
Commercial Services-Finance (continued)
WEX, Inc. BTL coupon TBD due 03/31/2028	$245,000	$244,081
		1,681,333
Computer Services — 0.0%
Tempo Acquisition LLC FRS BTL-B 3.75% (1 ML +3.25%) due 11/02/2026	186,449	186,263
Containers-Paper/Plastic — 0.1%
Flex Acquisition Co., Inc. FRS BTL 4.00% (1 ML +3.50%) due 03/02/2028	84,035	82,919
Proampac PG Borrower LLC FRS BTL 5.00% (1 ML +4.00%) due 11/03/2025	27,555	27,507
Proampac PG Borrower LLC FRS BTL 5.00% (3 ML +4.00%) due 11/03/2025	72,445	72,318
Reynolds Group Holdings, Inc. FRS BTL 2.86% (1 ML +2.75%) due 02/05/2023	90,841	90,528
		273,272
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 2.36% (1 ML +2.25%) due 04/07/2025	66,726	63,946
Data Processing/Management — 0.0%
Dun & Bradstreet Corp. FRS BTL 3.36% (1 ML +3.25%) due 02/06/2026	198,004	196,797
Diagnostic Equipment — 0.0%
Avantor Funding, Inc. FRS BTL-B4 3.25% (1 ML +2.25%) due 11/08/2027	114,713	114,655
LifeScan Global Corp. FRS BTL-B 6.24% (3 ML +6.00%) due 10/01/2024	84,250	81,547
		196,202
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL 3.61% (1 ML +3.50%) due 12/17/2026	118,503	117,336
Security Description	Principal Amount(15)	Value (Note 2)
Distribution/Wholesale — 0.0%
Univar USA, Inc. FRS BTL-B3 2.36% (1 ML +2.25%) due 07/01/2024	$89,525	$89,100
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 4.11% (1 ML +4.00%) due 10/16/2026	133,650	133,316
Finastra USA, Inc. FRS BTL-B 4.50% (3 ML +3.50%) due 06/13/2024	219,851	215,157
UKG, Inc. FRS BTL 4.00% (2 ML +3.25%) due 05/04/2026	99,501	99,376
		447,849
Entertainment Software — 0.0%
Playtika Holding Corp. FRS BTL coupon TBD due 03/13/2028	100,000	99,357
Finance-Credit Card — 0.0%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.11% (1 ML +3.00%) due 06/15/2025	97,250	95,687
Finance-Investment Banker/Broker — 0.0%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML +3.75%) due 04/09/2027	263,012	263,012
Food-Baking — 0.0%
Hostess Brands, LLC FRS BTL 3.00% (1 ML +2.25%) due 08/03/2025	38,803	38,554
Hostess Brands, LLC FRS BTL 3.00% (3 ML +2.25%) due 08/03/2025	103,470	102,804
		141,358
Food-Catering — 0.0%
Aramark Services, Inc. FRS BTL-B4 1.86% (1 ML +1.75%) due 01/15/2027	99,000	97,226
Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 2.36% (1 ML +2.25%) due 01/29/2027	99,250	97,777

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
LOANS(10)(11)(12) (continued)
Food-Wholesale/Distribution — 0.0%
US Foods, Inc. FRS BTL-B 2.11% (1 ML +2.00%) due 09/13/2026	$132,975	$130,191
Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc. FRS 1st Lien 3.75% (1 ML +3.00%) due 10/21/2024	202,650	199,948
Scientific Games International, Inc. FRS BTL-B5 2.86% (1 ML +2.75%) due 08/14/2024	111,271	108,976
		308,924
Gas-Distribution — 0.0%
UGI Energy Services LLC FRS BTL-B 3.86% (1 ML +3.75%) due 08/13/2026	147,375	147,099
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 3.22% (3 ML +3.00%) due 04/25/2025	170,188	167,650
USI, Inc. FRS BTL 3.20% (3 ML +3.00%) due 05/16/2024	106,150	104,842
		272,492
Insurance-Multi-line — 0.0%
Acrisure LLC FRS BTL-B 3.70% (3 ML +3.50%) due 02/15/2027	99,748	98,418
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 3.11% (1 ML +3.00%) due 11/03/2023	192,843	192,210
Asurion LLC FRS BTL-B1 3.36% (1 ML +3.25%) due 12/23/2026	99,750	99,043
Sedgwick Claims Management Services, Inc. FRS BTL 3.36% (1 ML +3.25%) due 12/31/2025	97,750	96,269
Sedgwick Claims Management Services, Inc. FRS BTL-B 3.86% (1 ML +3.75%) due 09/03/2026	162,113	161,018
		548,540
Security Description	Principal Amount(15)		Value (Note 2)
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.25% (1 ML +2.75%) due 08/01/2025		$97,755	$96,830
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS 1st Lien 1.86% (1 ML +1.75%) due 03/01/2027		121,570	120,050
RBS Global, Inc. FRS BTL-B 1.86% (1 ML +1.75%) due 08/21/2024		73,077	72,963
Vertical US Newco, Inc. FRS BTL-B 4.48% (6 ML +4.25%) due 07/30/2027		263,677	264,006
			457,019
Machinery-Pumps — 0.0%
CIRCOR International, Inc. FRS BTL-B 4.25% (1 ML +3.25%) due 12/11/2024		80,829	79,852
Medical Information Systems — 0.1%
Zelis Payments Buyer, Inc. FRS BTL 3.62% (1 ML +3.50%) due 09/30/2026		297,255	295,716
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 3.86% (1 ML +3.75%) due 10/10/2025		112,413	96,597
LGC Group Holdings, Ltd. FRS BTL-B 2.75% (1 ME +2.75%) due 04/21/2027	EUR	100,000	116,378
Quintiles IMS, Inc. FRS BTL-B 1.86% (1 ML +1.75%) due 03/07/2024		262,127	260,358
Syneos Health, Inc. FRS BTL-B 1.86% (1 ML +1.75%) due 08/01/2024		74,463	73,935
			547,268
Medical-Drugs — 0.0%
Bausch Health Americas, Inc. FRS BTL 3.11% (1 ML +3.00%) due 06/02/2025		72,243	71,951
Endo Luxembourg Finance Co. I SARL FRS BTL 5.75% (1 ML +5.00%) due 03/27/2028		108,346	107,217

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
LOANS(10)(11)(12) (continued)
Medical-Drugs (continued)
Endo Luxembourg Finance Co. I SARL FRS BTL coupon TBD due 03/27/2028	$71,000	$70,260
		249,428
Medical-Nursing Homes — 0.0%
ADMI Corp. FRS BTL-B2 3.75% (1 ML +3.25%) due 12/23/2027	100,000	99,014
Medical-Wholesale Drug Distribution — 0.0%
Milano Acquisition Corp. FRS BTL-B coupon TBD due 10/01/2027	99,750	99,210
Multimedia — 0.0%
EW Scripps Co. FRS BTL-B3 3.75% (1 ML +3.00%) due 01/07/2028	99,750	99,322
Pharmacy Services — 0.1%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML +2.50%) due 03/01/2024	2,941	2,936
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML +2.50%) due 03/01/2024	99,801	99,627
Sunshine Luxembourg VII SARL BTL-B3 4.50% (3 ML +3.75%) due 10/01/2026	163,350	162,704
		265,267
Private Equity — 0.0%
SS&C European Holdings SARL FRS BTL-B4 1.86% (1 ML +1.75%) due 04/16/2025	17,595	17,394
Professional Sports — 0.0%
Delta 2 Luxembourg SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024	153,800	151,921
Protection/Safety — 0.0%
APX Group, Inc. FRS BTL 5.11-%7.25% (4 ML +4.00%) due 12/31/2025	97,786	97,664
Security Description	Principal Amount(15)		Value (Note 2)
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL-B 3.75% (1 ML +3.00%) due 10/19/2027		$110,547	$110,367
Retail-Building Products — 0.0%
White Cap Buyer LLC FRS BTL-B 4.50% (3 ML +4.00%) due 10/19/2027		104,738	104,461
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.21% (3 ML +5.00%) due 04/16/2026		126,128	123,094
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.50% (3 ML +3.75%) due 02/11/2028		100,000	99,833
Retail-Petroleum Products — 0.0%
EG Group, Ltd. FRS BTL coupon TBD due 03/11/2026		100,000	98,917
Retail-Restaurants — 0.1%
KFC Holding Co. FRS BTL-B 1.86% (1 ML +1.75%) due 03/15/2028		414,181	413,589
KFC Holding Co. FRS BTL-B coupon TBD due 03/15/2028		129,180	128,995
			542,584
Retail-Sporting Goods — 0.0%
Great Outdoors Group LLC FRS BTL-B coupon TBD due 03/06/2028		104,737	104,562
Security Services — 0.0%
Verisure Holding AB FRS BTL coupon TBD due 01/15/2028	EUR	100,000	116,794
Verisure Holding AB FRS BTL-B 3.50% (6 ME +3.50%) due 07/20/2026	EUR	115,000	134,411
			251,205
Technology Services — 0.0%
Peraton Corp. FRS BTL-B coupon TBD due 02/01/2028		36,233	36,172

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
LOANS(10)(11)(12) (continued)
Technology Services (continued)
Peraton Holding Corp. FRS Delayed Draw BTL-B coupon TBD due 02/01/2028(18)	$63,766	$63,660
		99,832
Telecom Services — 0.0%
Telenet Financing USD LLC FRS BTL 2.11% (1 ML +2.00%) due 04/30/2028	100,000	98,609
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 2.36% (1 ML +2.25%) due 03/15/2027	98,750	97,562
Television — 0.0%
Gray Television, Inc. FRS BTL-C 2.62% (1 ML +2.50%) due 01/02/2026	84,964	84,274
Theaters — 0.0%
Cineworld, Ltd. FRS BTL 3.50% (3 ML +2.50%) due 02/28/2025	84,695	72,087
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. FRS BTL 1.87% (1 ML +1.75%) due 08/01/2027	1,183,131	1,166,440
Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL-B4 2.11% (1 ML +2.00%) due 08/10/2027	114,138	113,406
Total Loans (cost $15,637,594)		15,528,601
FOREIGN GOVERNMENT OBLIGATIONS — 2.8%
Banks-Special Purpose — 0.1%
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*	341,000	337,586
Korea Development Bank Senior Notes 0.50% due 10/27/2023	200,000	199,984
		537,570
Sovereign — 2.7%
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*	200,000	209,676
Arab Republic of Egypt Senior Notes 7.63% due 05/29/2032*	235,000	240,334
Security Description	Principal Amount(15)		Value (Note 2)
Sovereign (continued)
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		$200,000	$198,760
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		200,000	203,945
Commonwealth of Australia Senior Notes 1.75% due 06/21/2051	AUD	830,000	504,400
Dominican Republic Senior Notes 4.88% due 09/23/2032		150,000	153,000
Dominican Republic Senior Notes 6.40% due 06/05/2049*		1,110,000	1,161,615
Emirate of Abu Dhabi Senior Notes 3.13% due 04/16/2030*		350,000	375,051
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		510,000	553,656
Federative Republic of Brazil Senior Notes 3.88% due 06/12/2030		200,000	193,850
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		200,000	207,302
Finance Department Government of Sharjah Senior Notes 3.63% due 03/10/2033*		520,000	512,850
Government of Bermuda Senior Notes 2.38% due 08/20/2030*		200,000	195,500
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	540,000	677,824
Government of Macedonia Senior Notes 3.68% due 06/03/2026*	EUR	480,000	616,371
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	645,000	748,979
Government of Romania Senior Notes 4.00% due 02/14/2051*		200,000	193,180
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	730,000	1,052,423
Government of Ukraine Senior Notes 7.25% due 03/15/2033*		200,000	198,960
Government of Ukraine Senior Notes 7.75% due 09/01/2023		100,000	107,750
Kingdom of Bahrain Senior Notes 4.25% due 01/25/2028*		200,000	198,482

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(15)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030		$200,000	$222,020
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	585,000	680,884
Kingdom of Saudi Arabia Senior Notes 2.25% due 02/02/2033*		1,314,000	1,237,078
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030		200,000	210,488
Kingdom of Saudi Arabia Senior Notes 4.50% due 10/26/2046		515,000	565,877
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*		200,000	223,260
People's Republic of China Senior Bonds 2.25% due 10/21/2050*		200,000	173,948
Republic of Angola Senior Notes 8.00% due 11/26/2029		325,000	304,504
Republic of Angola Senior Notes 8.25% due 05/09/2028		200,000	191,580
Republic of Argentina Senior Notes 0.13% due 07/09/2035(6)		442,724	132,158
Republic of Argentina Senior Notes 1.00% due 07/09/2029		15,093	5,429
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	1,005,000	1,063,771
Republic of Colombia Senior Notes 3.13% due 04/15/2031		400,000	391,236
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	990,000	1,221,924
Republic of El Salvador Senior Notes 5.88% due 01/30/2025		80,000	79,880
Republic of Ghana Senior Notes 6.38% due 02/11/2027*		290,000	279,942
Republic of Ghana Senior Notes 8.63% due 04/07/2034*		200,000	196,750
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030		200,000	248,900
Security Description	Principal Amount(15)		Value (Note 2)
Sovereign (continued)
Republic of Guatemala Senior Notes 4.90% due 06/01/2030		$200,000	$219,002
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	1,075,000	1,219,797
Republic of Indonesia Senior Notes 1.85% due 03/12/2031		250,000	239,845
Republic of Indonesia Senior Notes 2.63% due 06/14/2023	EUR	110,000	135,639
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		100,000	156,278
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		200,000	216,760
Republic of Panama Senior Notes 3.87% due 07/23/2060		1,070,000	1,055,191
Republic of Panama Senior Notes 4.30% due 04/29/2053		200,000	213,928
Republic of Peru Senior Notes 2.78% due 01/23/2031		855,000	854,154
Republic of Peru Senior Notes 3.30% due 03/11/2041		335,000	324,843
Republic of Peru Senior Notes 3.55% due 03/10/2051		320,000	310,758
Republic of Senegal Senior Notes 4.75% due 03/13/2028	EUR	200,000	238,058
Republic of Senegal Senior Notes 6.25% due 05/23/2033		480,000	478,258
Republic of the Philippines Senior Notes 3.70% due 03/01/2041		200,000	208,774
Republic of Turkey Senior Notes 4.25% due 03/13/2025		200,000	185,720
Republic of Turkey Senior Bonds 11.88% due 01/15/2030		50,000	64,801
Russian Federation Senior Notes 4.38% due 03/21/2029		200,000	218,500
State of Qatar Senior Notes 3.40% due 04/16/2025*		295,000	320,444
State of Qatar Senior Notes 3.75% due 04/16/2030*		695,000	776,662

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares/ Principal Amount(15)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
State of Qatar Senior Notes 4.82% due 03/14/2049		$200,000	$244,768
State of Qatar Senior Notes 5.10% due 04/23/2048		200,000	252,760
Sultanate of Oman Senior Notes 6.75% due 10/28/2027*		200,000	220,600
United Mexican States Senior Notes 1.13% due 01/17/2030	EUR	210,000	238,524
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	1,190,000	1,308,852
United Mexican States Senior Notes 2.66% due 05/24/2031		200,000	188,468
United Mexican States Senior Notes Senior Notes 3.75% due 04/19/2071		500,000	433,750
United Mexican States Senior Notes 4.50% due 04/22/2029		422,000	467,521
United Mexican States Senior Bonds 4.75% due 03/08/2044		90,000	94,514
			26,820,706
Total Foreign Government Obligations (cost $28,080,383)			27,358,276
COMMON STOCKS — 0.0%
Coal — 0.0%
Foresight Energy LLC†(7)(8)		1,359	12,919
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(7)(8)		11,973	9,578
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc. †(7)(8)		3,065	521
Total Common Stocks (cost $52,567)			23,018
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*		200,000	205,752
Diversified Banking Institutions — 0.2%
Credit Suisse Group AG 6.25% due 12/18/2024*(13)		1,210,000	1,287,104
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(13)		151,000	161,824
UBS Group AG 7.00% due 02/19/2025(13)		450,000	513,000
			1,961,928
Security Description	Principal Amount(15)	Value (Note 2)
Electric-Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	$112,000	$114,957
Electric-Integrated — 0.0%
CMS Energy Corp. 3.75% due 12/01/2050	66,000	65,340
CMS Energy Corp. 4.75% due 06/01/2050	87,000	93,960
Dominion Resources, Inc. 5.75% due 10/01/2054	95,000	102,885
		262,185
Insurance-Life/Health — 0.1%
Prudential Financial, Inc. 5.63% due 06/15/2043	132,000	141,429
Prudential Financial, Inc. 5.70% due 09/15/2048	68,000	77,659
Voya Financial, Inc. 4.70% due 01/23/2048	99,000	100,980
		320,068
Insurance-Multi-line — 0.0%
Allianz SE 3.50% due 11/17/2025*(13)	200,000	203,000
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.30% due 02/01/2061*	294,000	264,228
Metal-Diversified — 0.0%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(13)	200,000	208,100
Oil Companies-Integrated — 0.0%
BP Capital Markets PLC 4.88% due 03/22/2030(13)	150,000	160,687
Pipelines — 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(13)	108,000	66,960
Enterprise Products Operating LLC 5.25% due 08/16/2077	85,000	84,723
		151,683
Real Estate Investment Trusts — 0.0%
Scentre Group Trust 2 5.13% due 09/24/2080*	206,000	214,333
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	199,000	210,671
Total Preferred Securities/Capital Securities (cost $4,065,619)		4,277,592
WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources – Marcellus LLC†(7)(8) (cost $295)	3,100	31

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares/ Principal Amount(15)	Value (Note 2)
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc. †(7)	$22	$265
Waterford Gaming LLC/ Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(7)	1,269	8
Paragon Offshore Finance Co. FRS Escrow Loans†(7)	587	0
Total Escrows and Litigation Trusts (cost $1,808)		273
Total Long-Term Investment Securities (cost $1,110,933,341)		1,130,349,030
SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Companies — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(14) (cost $18,221,876)	18,221,876	18,221,876
REPURCHASE AGREEMENTS — 0.5%
Bank of America Securities LLC Joint Repurchase Agreement(17)	1,280,000	1,280,000
Barclays Capital, Inc. Joint Repurchase Agreement(17)	900,000	900,000
BNP Paribas SA Joint Repurchase Agreement(17)	780,000	780,000
Deutsche Bank AG Joint Repurchase Agreement(17)	1,200,000	1,200,000
RBS Securities, Inc. Joint Repurchase Agreement(17)	1,200,000	1,200,000
Total Repurchase Agreements (cost $5,360,000)		5,360,000
TOTAL INVESTMENTS (cost $1,134,515,217)(19)	117.8%	1,153,930,906
Liabilities in excess of other assets	(17.8)	(174,687,360)
NET ASSETS	100.0%	$979,243,546

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2021, the aggregate value of these securities was $161,595,573 representing 16.5% of net assets.

†  Non-income producing security

(1)  Commercial Mortgage Backed Security

(2)  Collateralized Mortgage Obligation

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Collateralized Loan Obligation

(5)  Interest Only

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2021.

(7)  Securities classified as Level 3 (see Note 2).

(8)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks:
Ascent Resources — Marcellus LLC	03/30/2018	11,973	$36,240	$9,578	$0.80	0.00%
Foresight Energy LLC	06/30/2020	1,359	12,284	12,919	9.51	0.00
Hi-Crush, Inc.	01/29/2021	3,065	4,043	521	0.17	0.00
Warrants:
Ascent Resources — Marcellus LLC	03/30/2018	3,100	296	31	0.01	0.00
				$23,049		0.00%

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(13)  Perpetual maturity – maturity date reflects the next call date.

(14)  The rate shown is the 7-day yield as of March 31, 2021.

(15)  Denominated in United States dollars unless otherwise indicated.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(17)  See Note 2 for details of Joint Repurchase Agreements.

(18)  All or a portion of this holdings is subject to unfunded loan commitments.

(19)  See Note 4 for cost of investments on a tax basis.

AUD — Australian Dollar

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EUR — European Currency

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loans purchased on a when-issued or delayed delivery basis. Certain details associated with the purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at March 31, 2021 and unless otherwise indicated, the dates shown are the original maturity dates.

Index Legend

1 ME – 1 Month Euribor

1 ML – 1 Month USD LIBOR

1WL – 1 Week USD LIBOR

3 ML – 3 Month USD LIBOR

6 ME – 6 Month Euribor

6 ML – 6 Month USD LIBOR

12 ML – 12 Month USD LIBOR

12 MTA – 12 Month USD Treasury Average Index

1 Yr USTYCR – 1 Year US Treasury Curve Rate

COFI – 11th District Cost of Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Euro Buxl 30 Year Bonds	June 2021	$485,933	$483,246	$2,687
32	Long	Euro-OAT	June 2021	6,069,589	6,077,401	7,812
17	Short	Long Gilt	June 2021	3,015,548	2,990,223	25,325
462	Short	U.S. Treasury 10 Year Notes	June 2021	61,977,272	60,493,125	1,484,147
185	Short	U.S. Treasury 10 Year Ultra Bonds	June 2021	27,270,932	26,582,188	688,744
191	Short	U.S. Treasury 5 Year Notes	June 2021	23,659,844	23,569,102	90,742
9	Short	U.S. Treasury Ultra Bonds	June 2021	1,641,469	1,630,969	10,500
						$2,309,957
						Unrealized (Depreciation)
28	Short	Australian 10 Year Bonds	June 2021	$2,936,960	$2,937,333	$(373)
36	Short	Euro BTP	June 2021	6,289,995	6,303,450	(13,455)
54	Short	Euro Bund	June 2021	10,830,477	10,846,443	(15,966)
62	Long	U.S. Treasury 2 Year Notes	June 2021	13,694,633	13,685,047	(9,586)
5	Long	U.S. Treasury Long Bonds	June 2021	797,598	772,969	(24,629)
						$(64,009)
Net Unrealized Appreciation (Depreciation)						$2,245,948

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia and New Zealand Banking Group	EUR	302,000	USD	360,512	06/16/2021	$5,827	$—
Barclays Bank PLC	EUR	107,000	USD	127,954	06/16/2021	2,287	—
Canadian Imperial Bank of Commerce	EUR	623,000	USD	738,112	06/16/2021	6,426	—
Citibank N.A.	EUR	213,000	USD	254,049	06/16/2021	3,890	—
Credit Agricole Corporate and Investment Bank	EUR	95,000	USD	112,162	06/16/2021	588	—
Goldman Sachs International	USD	16,723	ILS	55,000	06/16/2021	—	(254)
Morgan Stanley & Co., Inc.	EUR	7,098,000	USD	8,465,650	06/16/2021	129,363	—
	ILS	55,000	USD	16,577	06/16/2021	108	—
						129,471	—
Standard Chartered Bank	USD	261,548	EUR	219,000	06/16/2021	—	(4,342)
State Street Bank and Trust Co.	EUR	100,000	USD	118,845	06/16/2021	1,399	—
Toronto Dominion Bank	AUD	812,000	USD	625,520	06/16/2021	8,575	—
UBS AG	EUR	583,000	USD	688,680	04/30/2021	4,655	—
Unrealized Appreciation (Depreciation)						$163,118	$(4,596)

AUD — Australian Dollar
EUR — Euro Currency
ILS — New Israeli Sheqel
USD — United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

						Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)	Notional Amount (000's)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	(5.00)%	Quarterly	12/20/2025	0.00%	$1,115	$(95,177)	$(4,018)

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$111,598,109	$1,504,974	$113,103,083
U.S. Corporate Bonds & Notes	—	267,996,618	—	267,996,618
Foreign Corporate Bonds & Notes	—	50,021,738	—	50,021,738
U.S. Government Agencies	—	254,473,266	—	254,473,266
U.S. Government Treasuries	—	392,990,230	—	392,990,230
Municipal Bond & Notes	—	4,576,304	—	4,576,304
Loans	—	15,528,601	—	15,528,601
Foreign Government Obligations	—	27,358,276	—	27,358,276
Common Stocks	—	—	23,018	23,018
Preferred Securities/Capital Securities	—	4,277,592	—	4,277,592
Warrants	—	—	31	31
Escrows and Litigation Trusts	—	—	273	273
Short-Term Investment Securities	18,221,876	—	—	18,221,876
Repurchase Agreements	—	5,360,000	—	5,360,000
Total Investments at Value	$18,221,876	$1,134,180,734	$1,528,296	$1,153,930,906
Other Financial Instruments:†
Futures Contracts	$2,309,957	$—	$—	$2,309,957
Forward Foreign Currency Contracts	—	163,118	—	163,118
Total Other Financial Instruments	$2,309,957	$163,118	$—	$2,473,075
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$64,009	$—	$—	$64,009
Forward Foreign Currency Contracts	—	4,596	—	4,596
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	4,018	—	4,018
Total Other Financial Instruments	$64,009	$8,614	$—	$72,623

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
United States Treasury Notes	45.5%
Sovereign	32.5
Diversified Financial Services	3.9
Repurchase Agreements	2.5
Federal National Mtg. Assoc.	2.1
United States Treasury Bonds	2.0
Federal Home Loan Mtg. Corp.	1.0
ipelines	0.6
SupraNational Banks	0.4
Computer Services	0.3
Oil Companies-Integrated	0.2
Cable/Satellite TV	0.2
Rental Auto/Equipment	0.2
Trucking/Leasing	0.2
Electronic Components-Semiconductors	0.2
Oil Refining & Marketing	0.2
Oil Companies-Exploration & Production	0.2
Food-Meat Products	0.2
Banks-Commercial	0.2
Diversified Banking Institutions	0.2
Decision Support Software	0.2
Insurance-Property/Casualty	0.2
Medical Labs & Testing Services	0.2
Consulting Services	0.1
Building & Construction Products-Misc.	0.1
Chemicals-Specialty	0.1
Building Products-Doors & Windows	0.1
Medical-HMO	0.1
Hazardous Waste Disposal	0.1
Medical-Hospitals	0.1
Funeral Services & Related Items	0.1
Applications Software	0.1
Medical-Drugs	0.1
Commercial Services-Finance	0.1
Professional Sports	0.1
Office Automation & Equipment	0.1
Retail-Pawn Shops	0.1
Semiconductor Equipment	0.1
Enterprise Software/Service	0.1
Casino Hotels	0.1
Data Processing/Management	0.1
Television	0.1
Retail-Restaurants	0.1
Security Services	0.1
Insurance Brokers	0.1
Theaters	0.1
Food-Catering	0.1
Food-Wholesale/Distribution	0.1
Transactional Software	0.1
Auto/Truck Parts & Equipment-Original	0.1
Commercial Services	0.1
Pharmacy Services	0.1
Containers-Paper/Plastic	0.1
Machinery-General Industrial	0.1
Medical Information Systems	0.1
Distribution/Wholesale	0.1
Diagnostic Equipment	0.1
Finance-Investment Banker/Broker	0.1
Gas-Distribution	0.1
Industrial Gases	0.1
Building-Heavy Construction	0.1%
Food-Baking	0.1
Finance-Credit Card	0.1
Aerospace/Defense-Equipment	0.1
Airlines	0.1
Broadcast Services/Program	0.1
Advertising Sales	0.1
Apparel Manufacturers	0.1
97.9%
Credit Quality†#
Aaa	57.5%
Aa	16.5
A	3.7
Baa	8.2
Ba	3.5
B	2.4
Caa	0.3
Not Rated##	7.9
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Principal Amount(12)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 32.5%
Sovereign — 32.5%
Commonwealth of Australia Senior Notes 0.75% due 11/21/2027(1)	AUD	11,800,000	$10,389,102
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(1)	AUD	2,855,000	3,254,269
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	3,500,000	2,827,118
Federal Republic of Germany Bonds 0.10% due 04/15/2023(1)	EUR	17,519,950	21,299,836
Government of Canada Bonds 2.00% due 12/01/2041(1)	CAD	13,175,334	14,370,728
Government of France Bonds 0.10% due 03/01/2025(1)	EUR	5,030,489	6,274,837
Government of France Bonds 0.25% due 07/25/2024(1)	EUR	14,996,783	18,949,594
Government of France Bonds 1.10% due 07/25/2022(1)	EUR	11,865,453	14,568,742
Government of France Bonds 2.10% due 07/25/2023*(1)	EUR	6,841,435	8,720,947
Government of Japan Bonds 0.10% due 03/10/2025(1)	JPY	470,943,700	4,295,806
Government of Japan Bonds 0.10% due 03/10/2027(1)	JPY	2,085,136,252	19,019,983
Government of Japan Bonds 0.10% due 03/10/2028(1)	JPY	362,156,400	3,296,286
Government of New Zealand Senior Notes 2.00% due 09/20/2025(1)	NZD	2,317,000	2,037,143
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	1,210,000	1,744,428
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	440,000	499,266
Republic of Italy Senior Notes 2.35% due 09/15/2024*(1)	EUR	18,168,590	24,167,316
Republic of Italy Senior Notes 2.60% due 09/15/2023*(1)	EUR	8,841,953	11,476,363
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(1)	GBP	9,479,808	14,416,908
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2026(1)	GBP	5,683,914	9,154,297
Security Description	Principal Amount(12)		Value (Note 2)
Sovereign (continued)
United Kingdom Gilt Treasury Bonds 1.88% due 11/22/2022(1)	GBP	3,767,738	$5,674,075
United Kingdom Gilt Treasury Bonds 2.50% due 07/17/2024(1)	GBP	3,603,000	17,688,556
Total Foreign Government Obligations (cost $205,526,734)			214,125,600
U.S. GOVERNMENT AGENCIES — 3.1%
Federal Home Loan Mtg. Corp. — 1.0%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K740, Class X1 0.76% due 09/25/2027(2)(3)(4)		4,071,771	177,788
Series KG04, Class X1 0.85% due 11/25/2030(2)(3)(4)		7,353,464	504,379
Series K122, Class X1 0.88% due 11/25/2030(2)(3)(4)		1,109,587	80,161
Series K119, Class X1 0.93% due 09/25/2030(2)(3)(4)		15,732,800	1,184,464
Series K121, Class X1 1.03% due 10/25/2030(2)(3)(4)		2,033,037	167,614
Series K114, Class X1 1.12% due 06/25/2030(2)(3)(4)		6,274,668	560,697
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2019-HQA3, Class M2 1.97% (1 ML + 1.85%) due 09/25/2049*(5)		961,002	955,634
Series 2018-HQA1, Class M2 2.41% (1 ML+2.30%) due 09/25/2030(5)		2,349,098	2,349,097
Series 2019-HQA1, Class M2 2.46% (1 ML + 2.35%) due 02/25/2049*(5)		1,118,456	1,120,389
			7,100,223
Federal National Mtg. Assoc. — 2.1%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2018-C03, Class 1M2 2.26% (1 ML+2.15%) due 10/25/2030(5)		2,723,575	2,712,064
Series 2019-R03, Class 1M2 2.26% (1 ML+2.15%) due 09/25/2031*(5)		301,628	302,337

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2018-C02, Class 2M2 2.31% (1 ML+2.20%) due 08/25/2030(5)	$2,396,654	$2,393,605
Series 2018-C01, Class 1M2 2.36% (1 ML+2.25%) due 07/25/2030(5)	2,529,303	2,530,887
Series 2018-C05, Class 1M2 2.46% (1 ML+2.35%) due 01/25/2031(5)	2,882,284	2,882,282
Series 2018-R07, Class 1M2 2.51% (1 ML+2.40%) due 04/25/2031*(5)	338,085	338,614
Series 2018-C04, Class 2M2 2.66% (1 ML+2.55%) due 12/25/2030(5)	2,546,210	2,551,045
		13,710,834
Total U.S. Government Agencies (cost $21,066,481)		20,811,057
U.S. GOVERNMENT TREASURIES — 47.5%
United States Treasury Bonds — 2.0%
0.25% due 02/15/2050 TIPS(1)	4,592,137	4,764,163
0.75% due 02/15/2045 TIPS(1)	1,732,676	1,993,830
1.00% due 02/15/2048 TIPS(1)	1,293,956	1,599,451
1.00% due 02/15/2049 TIPS(1)	608,043	756,301
1.88% due 02/15/2041	4,045,000	3,756,794
		12,870,539
United States Treasury Notes TIPS(1) — 45.5%
0.13% due 07/15/2026	23,759,356	25,952,456
0.13% due 07/15/2030	16,490,078	17,873,699
0.25% due 07/15/2029	50,485,444	55,488,630
0.38% due 01/15/2027	21,389,529	23,580,284
0.50% due 01/15/2028	3,626,329	4,035,141
0.63% due 01/15/2026	57,505,437	63,915,272
0.75% due 07/15/2028	13,607,867	15,502,869
0.88% due 01/15/2029(13)	81,938,541	93,859,638
		300,207,989
Total U.S. Government Treasuries (cost $304,183,535)		313,078,528
ASSET BACKED SECURITIES — 3.9%
Diversified Financial Services — 3.9%
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	296,161	295,643
Atlas Senior Loan Fund, Ltd. FRS Series 2018-9A, Class A 1.09% (3 ML+0.87%) due 04/20/2028*(6)	2,788,597	2,783,377
Atrium XIII FRS Series 13A, Class A1 1.40% (3 ML+1.18%) due 11/21/2030*(6)	3,700,000	3,702,309
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
BANK VRS Series 2019-BN18, Class XA 0.90% due 05/15/2062(2)(3)(4)	$6,973,792	$429,355
BANK VRS Series 2020-BN29, Class XA 1.36% due 11/15/2053(2)(3)(4)	7,207,287	741,941
Bear Stearns ARM Trust VRS Series 2005-6, Class 3A1 2.91% due 08/25/2035(2)(5)	793,177	804,932
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(2)(3)(4)	7,617,744	585,664
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(2)(3)(4)	2,713,793	324,776
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-4A, Class A1RR 1.24% (3 ML+1.00%) due 01/15/2031*(6)	1,970,951	1,967,309
CF Hippolyta LLC Series 2020-1, Class A1 1.69% due 07/15/2060*	804,541	810,373
CSMC Trust VRS Series 2021-RPL2, Class M3 3.52% due 01/25/2060*(2)(5)	279,423	277,217
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(2)(3)(4)	2,093,293	215,563
Dryden Senior Loan Fund FRS Series 2015-41A, Class AR 1.21% (3 ML+0.97%) due 04/15/2031*(6)	2,045,000	2,041,667
Dryden Senior Loan Fund FRS Series 2015-37A, Class AR 1.34% (3 ML+1.10%) due 01/15/2031*(6)	2,500,000	2,501,800
LCM XX LP FRS Series -20A, Class AR 1.26% (3 ML+1.04%) due 10/20/2027*(6)	1,442,488	1,442,697
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 1.04% (3 ML+0.80%) due 01/15/2028*(6)	2,000,000	2,000,192
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	600,000	600,028
Preston Ridge Partners Mtg. Series 2020-6, Class A1 2.36% due 11/25/2025*(5)(7)	273,301	273,917

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Pretium Mtg. Credit Partners I Series 2020-NPL2, Class A1 3.72% due 02/27/2060*(7)	$221,836	$223,754
Tesla Auto Lease Trust Series 2019-A, Class E 5.48% due 05/22/2023*	580,000	612,309
Traingle Re, Ltd. FRS Series 2020-1, Class M1A 3.11% (1 ML+3.00%) due 10/25/2030*(5)	660,000	662,558
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(5)(7)(8)	260,000	259,997
Vericrest Opportunity Loan Transferee Series 2021-NPL7, Class A1 2.12% due 04/25/2051*(5)(7)	380,000	380,100
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(5)(7)	928,534	927,764
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	515,000	522,202
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	205,000	207,610
Total Asset Backed Securities (cost $25,581,998)		25,595,054
U.S. CORPORATE BONDS & NOTES — 2.8%
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	237,000	250,331
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	890,000	898,010
Cable/Satellite TV — 0.1%
CSC Holdings LLC Company Guar. Notes 3.38% due 02/15/2031*	870,000	819,975
Computer Services — 0.2%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	1,200,000	1,206,300
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	875,000	866,250
Security Description	Principal Amount(12)	Value (Note 2)
Decision Support Software — 0.2%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	$888,000	$907,358
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	202,000	216,039
		1,123,397
Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	1,300,000	1,228,406
Food-Meat Products — 0.2%
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026	1,110,000	1,193,539
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	870,000	849,163
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	830,000	875,650
Internet Security — 0.0%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	200,000	202,660
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.63% due 12/15/2029	815,000	882,079
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	696,000	687,300
Oil Companies-Exploration & Production — 0.2%
Hess Corp. Senior Notes 7.88% due 10/01/2029	925,000	1,194,611
Oil Refining & Marketing — 0.2%
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	1,250,000	1,224,082
Pipelines — 0.4%
Energy Transfer LP Senior Notes 5.80% due 06/15/2038	1,100,000	1,245,075
ONEOK Partners LP Company Guar. Notes 6.13% due 02/01/2041	1,065,000	1,254,755
		2,499,830
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	633,000	648,508

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)		Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*		$500,000	$491,305
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*		1,200,000	1,296,582
Total U.S. Corporate Bonds & Notes (cost $18,900,847)			18,437,978
FOREIGN CORPORATE BONDS & NOTES — 1.0%
Banks-Commercial — 0.2%
Danske Bank A/S Senior Notes 0.50% due 08/27/2025	EUR	1,000,000	1,184,263
Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Senior Notes 0.77% due 11/13/2031	EUR	1,000,000	1,170,441
Energy-Alternate Sources — 0.0%
FS Luxembourg Sarl Senior Sec. Notes 10.00% due 12/15/2025*		200,000	220,210
Networking Products — 0.0%
Nokia Oyi Senior Notes 4.38% due 06/12/2027		195,000	206,700
Oil Companies-Integrated — 0.2%
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031		1,035,000	1,090,683
Petroleos Mexicanos Company Guar. Notes 5.95% due 01/28/2031		610,000	585,600
			1,676,283
SupraNational Banks — 0.4%
Inter-American Development Bank Senior Notes 3.15% due 06/26/2029	AUD	2,880,000	2,408,067
Total Foreign Corporate Bonds & Notes (cost $6,996,587)			6,865,964
LOANS(9)(10)(11) — 4.6%
Advertising Sales — 0.1%
Clear Channel Outdoor Holdings, Inc. FRS BTL 3.71% (3 ML +3.50%) due 08/21/2026		280,725	269,596
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-F 2.36% (1 ML +2.25%) due 12/09/2025		292,528	286,146
Security Description	Principal Amount(12)		Value (Note 2)
Airlines — 0.1%
SkyMiles IP, Ltd. FRS BTL 4.75% (3 ML +3.75%) due 10/20/2027		$120,000	$125,865
WestJet Airlines, Ltd. FRS BTL-B 4.00% (3 ML+3.00%) due 12/11/2026		153,063	148,248
			274,113
Applications Software — 0.1%
Realpage, Inc. FRS BTL coupon TBD due 02/18/2028		225,000	223,781
SS&C Technologies, Inc. FRS BTL-B5 1.86% (1 ML +1.75%) due 04/16/2025		628,552	621,481
			845,262
Auto Repair Centers — 0.0%
Belron Finance US LLC BTL-B 2.45% (3 ML +2.25%) due 11/13/2025		185,725	184,564
Auto/Truck Parts & Equipment-Original — 0.1%
Clarios Global LP FRS BTL-B 3.25% (1 ME +3.25%) due 04/30/2026	EUR	241,688	281,066
Clarios Global LP FRS BTL-B 3.36% (1 ML +3.25%) due 04/30/2026		193,444	192,315
			473,381
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 4.36% (1 ML +4.25%) due 05/06/2024		113,538	113,396
Adient US LLC FRS BTL-B 4.44% (3 ML +4.25%) due 05/06/2024		38,750	38,701
			152,097
Broadcast Services/Program — 0.1%
NEP Group, Inc. FRS BTL 3.36% (1 ML+3.25%) due 10/20/2025		107,525	104,143
Nexstar Broadcasting, Inc. FRS BTL-B4 2.62% (1 ML +2.50%) due 09/18/2026		168,235	166,823
			270,966

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
LOANS(9)(10)(11) (continued)
Building Products-Air & Heating — 0.0%
Ingersoll-Rand Services Co. FRS BTL-B 1.86% (1 ML +1.75%) due 03/01/2027	$178,200	$175,973
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 2.61% (1 ML +2.50%) due 02/01/2027	148,125	146,980
Building Products-Doors & Windows — 0.1%
NCI Building Systems, Inc. FRS BTL 3.86% (1 ML +3.75%) due 04/12/2025	887,193	884,753
Building-Heavy Construction — 0.1%
PowerTeam Services LLC FRS BTL 4.25% (3 ML +3.25%) due 03/06/2025	299,293	296,114
Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS BTL 2.36% (1 ML +2.25%) due 01/15/2026	612,500	603,531
NewCo I BV FRS BTL-B1 3.61% (1 ML+3.50%) due 01/31/2029	105,000	104,625
UPC Broadband Holdings BV FRS BTL-B2 3.61% (1 ML+3.50%) due 01/31/2029	105,000	104,625
		812,781
Casino Hotels — 0.1%
Boyd Gaming Corp. FRS BTL-B 2.33% (1 WL +2.25%) due 09/15/2023	245,970	245,216
Caesars Resort Collection LLC FRS BTL-B 2.86% (1 ML+2.75%) due 12/23/2024	341,184	335,469
		580,685
Cellular Telecom — 0.0%
Numericable Group SA FRS BTL-B 3.79% (1 ML+3.69%) due 01/31/2026	195,455	193,353
Security Description	Principal Amount(12)		Value (Note 2)
Chemicals-Specialty — 0.1%
ASP Unifrax Holdings, Inc. FRS BTL-B1 3.95% (3 ML +3.75%) due 12/12/2025		$313,966	$297,090
Diamond BC BV FRS BTL 3.11% (1 ML+3.00%) due 09/06/2024		194,962	193,805
Element Solutions, Inc. FRS BTL-B 2.11% (1 ML +2.00%) due 01/31/2026		166,194	165,156
Starfruit Finco BV FRS BTL-B 3.00% (1 ME +3.00%) due 10/01/2025	EUR	94,413	110,165
Starfruit US HoldCo. LLC FRS BTL-B 2.86% (1 ML+2.75%) due 10/01/2025		124,105	122,088
			888,304
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B1 4.50% (3 ML +3.50%) due 03/03/2025		196,579	173,972
Brightview Landscapes LLC FRS BTL-B 2.63% (1 ML +2.50%) due 08/15/2025		171,043	169,974
Ensemble RCM LLC FRS BTL coupon TBD due 08/03/2026		114,709	114,422
			458,368
Commercial Services-Finance — 0.1%
EVO Payments International LLC FRS BTL 3.36% (1 ML +3.25%) due 12/22/2023		180,184	179,733
WEX, Inc. FRS BTL-B3 2.36% (1 ML +2.25%) due 05/15/2026		341,246	339,600
WEX, Inc. BTL coupon TBD due 03/31/2028		290,000	288,913
			808,246
Computer Services — 0.1%
Peraton Corp. FRS BTL-B coupon TBD due 02/01/2028		52,538	52,450

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
LOANS(9)(10)(11) (continued)
Computer Services (continued)
Science Applications International Corp. FRS BTL-B 1.98% (1 ML +1.88%) due 10/31/2025	$371,450	$370,637
Tempo Acquisition LLC FRS BTL-B 3.75% (1 ML+3.25%) due 11/02/2026	128,733	128,605
		551,692
Consulting Services — 0.0%
AlixPartners LLP FRS BTL-B coupon TBD due 02/04/2028	225,000	224,031
Consumer Products-Misc. — 0.0%
Reynolds Consumer Products LLC FRS BTL 1.86% (1 ML +1.75%) due 02/04/2027	86,879	86,412
Containers-Metal/Glass — 0.0%
Berlin Packaging LLC FRS 1st Lien 3.12% (1 ML +3.00%) due 11/07/2025	194,351	190,658
Berlin Packaging LLC FRS 1st Lien 3.21% (3 ML +3.00%) due 11/07/2025	637	625
		191,283
Containers-Paper/Plastic — 0.1%
Flex Acquisition Co., Inc. FRS BTL 4.00% (1 ML +3.50%) due 03/02/2028	194,706	192,120
Proampac PG Borrower LLC FRS BTL 5.00% (1 ML +4.00%) due 11/03/2025	42,710	42,635
Proampac PG Borrower LLC FRS BTL 5.00% (3 ML +4.00%) due 11/03/2025	112,290	112,094
Reynolds Group Holdings, Inc. FRS BTL 2.86% (1 ML +2.75%) due 02/05/2023	74,377	74,121
		420,970
Security Description	Principal Amount(12)	Value (Note 2)
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. FRS BTL 3.36% (1 ML +3.25%) due 02/06/2026	$262,355	$260,756
Evertec Group LLC FRS BTL-B 3.61% (1 ML +3.50%) due 11/27/2024	311,957	310,917
		571,673
Diagnostic Equipment — 0.1%
Avantor Funding, Inc. FRS BTL 3.25% (1 ML +2.25%) due 11/21/2024	45,759	45,748
Avantor Funding, Inc. FRS BTL-B4 3.25% (1 ML +2.25%) due 11/08/2027	274,313	274,175
		319,923
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL 3.61% (1 ML+3.50%) due 12/17/2026	143,191	141,782
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. FRS BTL 2.11% (1 ML +2.00%) due 01/15/2027	265,950	263,789
Univar Solutions USA, Inc. FRS BTL-B5 2.11% (1 ML +2.00%) due 07/01/2026	98,750	98,179
		361,968
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 4.11% (1 ML+4.00%) due 10/16/2026	202,950	202,443
MA FinanceCo. LLC FRS BTL-B 2.86% (1 ML +2.75%) due 06/21/2024	24,267	23,903
Seattle SpinCo, Inc. FRS BTL-B3 2.86% (1 ML +2.75%) due 06/21/2024	163,879	161,420
UKG, Inc. FRS 1st Lien 3.86% (1 ML+3.75%) due 05/04/2026	98,500	98,295

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
LOANS(9)(10)(11) (continued)
Enterprise Software/Service (continued)
UKG, Inc. FRS BTL 4.00% (2 ML+3.25%) due 05/04/2026	$99,501	$99,376
		585,437
Entertainment Software — 0.0%
Playtika Holding Corp. FRS BTL coupon TBD due 03/13/2028	140,000	139,100
Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.11% (1 ML +3.00%) due 06/15/2025	293,216	288,504
Finance-Investment Banker/Broker — 0.1%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML+3.75%) due 04/09/2027	307,675	307,675
Food-Baking — 0.1%
Hostess Brands, LLC FRS BTL 3.00% (1 ML +2.25%) due 08/03/2025	79,781	79,268
Hostess Brands, LLC FRS BTL 3.00% (3 ML +2.25%) due 08/03/2025	212,742	211,374
		290,642
Food-Catering — 0.1%
8th Avenue Food & Provisions, Inc. FRS BTL 3.61% (1 ML +3.50%) due 10/01/2025	146,625	146,258
Aramark Services, Inc. FRS BTL-B1 1.86% (1 ML +1.75%) due 03/11/2025	375,000	369,911
		516,169
Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 2.36% (1 ML+2.25%) due 01/29/2027	109,175	107,554
Food-Wholesale/Distribution — 0.1%
US Foods, Inc. FRS BTL-B 1.86% (1 ML +1.75%) due 06/27/2023	341,049	336,261
Security Description	Principal Amount(12)		Value (Note 2)
Food-Wholesale/Distribution (continued)
US Foods, Inc. FRS BTL-B 2.11% (1 ML +2.00%) due 09/13/2026		$167,450	$163,944
			500,205
Gambling (Non-Hotel) — 0.0%
Golden Entertainment, Inc. FRS 1st Lien 3.75% (1 ML +3.00%) due 10/21/2024		97,229	95,933
Gas-Distribution — 0.1%
UGI Energy Services LLC FRS BTL-B 3.86% (1 ML +3.75%) due 08/13/2026		299,663	299,101
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC FRS BTL-B 1.86% (1 ML +1.75%) due 06/22/2026		136,839	135,488
Industrial Automated/Robotic — 0.0%
Concorde Midco, Ltd. FRS BTL-B coupon TBD due 02/22/2028	EUR	100,000	117,050
Industrial Gases — 0.1%
Messer Industries GmbH FRS BTL-B 2.50% (3 ME +2.50%) due 03/02/2026	EUR	76,852	89,871
Messer Industries USA, Inc. FRS BTL 2.70% (3 ML +2.50%) due 03/02/2026		210,656	208,813
			298,684
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 3.22% (3 ML+3.00%) due 04/25/2025		268,108	264,110
USI, Inc. FRS BTL 3.20% (3 ML +3.00%) due 05/16/2024		268,734	265,423
			529,533
Insurance-Multi-line — 0.0%
Acrisure LLC FRS BTL-B 3.70% (3 ML +3.50%) due 02/15/2027		159,597	157,470
Insurance-Property/Casualty — 0.2%
Asurion LLC FRS BTL-B1 3.36% (1 ML+3.25%) due 12/23/2026		162,179	161,030

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)		Value (Note 2)
LOANS(9)(10)(11) (continued)
Insurance-Property/Casualty (continued)
Asurion LLC FRS BTL-B3 5.36% (1 ML +5.25%) due 01/31/2028		$145,000	$147,501
Sedgwick Claims Management Services, Inc. FRS BTL 3.36% (1 ML+3.25%) due 12/31/2025		522,963	515,037
Sedgwick Claims Management Services, Inc. FRS BTL-B 3.86% (1 ML +3.75%) due 09/03/2026		196,500	195,174
			1,018,742
Internet Content-Entertainment — 0.0%
Adevinta ASA FRS BTL-B coupon TBD due 10/22/2027	EUR	100,000	117,398
Investment Management/Advisor Services — 0.0%
NFP Corp. FRS BTL 3.36% (1 ML +3.25%) due 02/15/2027		127,063	125,024
Leisure Products — 0.0%
Hayward Industries, Inc. FRS 1st Lien 3.61% (1 ML +3.50%) due 08/05/2024		119,913	119,673
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.25% (1 ML+2.75%) due 08/01/2025		98,246	97,316
Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp. FRS BTL-B 2.11% (1 ML +2.00%) due 10/01/2025		184,664	183,279
Vertical US Newco, Inc. FRS BTL-B 4.48% (6 ML+4.25%) due 07/30/2027		218,901	219,175
			402,454
Machinery-Pumps — 0.0%
CIRCOR International, Inc. FRS BTL-B 4.25% (1 ML +3.25%) due 12/11/2024		244,936	241,977
Security Description	Principal Amount(12)		Value (Note 2)
Medical Information Systems — 0.1%
Zelis Payments Buyer, Inc. FRS BTL 3.62% (1 ML +3.50%) due 09/30/2026		$395,010	$392,964
Medical Labs & Testing Services — 0.2%
Envision Healthcare Corp. FRS 1st Lien 3.86% (1 ML+3.75%) due 10/10/2025		674,475	579,580
LGC Group Holdings, Ltd. FRS BTL-B 2.75% (1 ME +2.75%) due 04/21/2027	EUR	100,000	116,378
Quintiles IMS, Inc. FRS BTL-B 1.86% (1 ML +1.75%) due 03/07/2024		200,000	198,650
Syneos Health, Inc. FRS BTL-B 1.86% (1 ML +1.75%) due 08/01/2024		121,971	121,107
			1,015,715
Medical Products — 0.0%
Agiliti Health, Inc. FRS BTL-B 2.88% (1 ML +2.75%) due 01/04/2026		122,500	120,356
Medical-Drugs — 0.1%
Bausch Health Americas, Inc. FRS BTL 2.86% (1 ML+2.75%) due 11/27/2025		645,000	641,093
Endo Luxembourg Finance Co. I SARL FRS BTL 5.75% (1 ML +5.00%) due 03/27/2028		170,786	169,007
			810,100
Medical-Hospitals — 0.1%
Surgery Center Holdings, Inc. FRS BTL 4.25% (1 ML +3.25%) due 09/03/2024		336,288	332,745
Universal Health Services, Inc. FRS BTL-B 1.86% (1 ML +1.75%) due 10/31/2025		542,513	541,156
			873,901
Medical-Nursing Homes — 0.0%
ADMI Corp. FRS BTL-B2 3.75% (1 ML +3.25%) due 12/23/2027		125,000	123,767

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
LOANS(9)(10)(11) (continued)
Medical-Wholesale Drug Distribution — 0.0%
Milano Acquisition Corp. FRS BTL-B 4.75% (3 ML +4.00%) due 10/01/2027	$214,463	$213,301
Multimedia — 0.0%
EW Scripps Co. FRS BTL-B3 3.75% (1 ML +3.00%) due 01/07/2028	99,750	99,323
Pharmacy Services — 0.1%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML+2.50%) due 03/01/2024	2,037	2,033
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML+2.50%) due 03/01/2024	69,127	69,006
Sunshine Luxembourg VII SARL BTL-B3 4.50% (3 ML +3.75%) due 10/01/2026	364,500	354,991
		426,030
Pipelines — 0.2%
BCP Raptor II LLC FRS BTL 4.86% (1 ML +4.75%) due 11/03/2025	329,113	312,657
BCP Renaissance Parent LLC FRS BTL-B 4.50% (3 ML +3.50%) due 10/31/2024	170,524	166,596
Grizzly Finco FRS BTL 3.49% (3 ML +3.25%) due 10/01/2025	229,125	225,688
Lower Cadence Holdings LLC FRS BTL-B 4.11% (1 ML +4.00%) due 05/22/2026	98,248	95,731
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML+3.25%) due 10/30/2024	146,222	143,388
		944,060
Security Description	Principal Amount(12)	Value (Note 2)
Professional Sports — 0.1%
Delta 2 Luxembourg SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024	$750,000	$740,834
Racetracks — 0.0%
Penn National Gaming, Inc. FRS BTL 3.00% (1 ML +2.25%) due 10/15/2025	197,014	195,807
Real Estate Investment Trusts — 0.0%
VICI Properties 1 LLC FRS BTL 1.86% (1 ML +1.75%) due 12/20/2024	150,000	148,156
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. FRS BTL 1.86% (1 ML +1.75%) due 10/31/2025	1,355,250	1,358,638
Research & Development — 0.0%
PAREXEL International Corp. FRS BTL 2.86% (1 ML+2.75%) due 09/27/2024	202,233	199,705
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL-B 3.75% (1 ML +3.00%) due 10/19/2027	223,167	222,805
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. FRS BTL-B 2.36% (1 ML +2.25%) due 01/02/2025	147,309	146,434
White Cap Buyer LLC FRS BTL-B 4.50% (3 ML +4.00%) due 10/19/2027	119,700	119,384
		265,818
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.21% (3 ML +5.00%) due 04/16/2026	196,500	191,772
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.50% (3 ML +3.75%) due 02/11/2028	100,000	99,833

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Principal Amount(12)		Value (Note 2)
LOANS(9)(10)(11) (continued)
Retail-Petroleum Products — 0.0%
EG Group, Ltd. FRS BTL coupon TBD due 03/11/2026		$155,000	$153,321
Retail-Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B 3.75% (3 ML+2.75%) due 02/05/2025		287,588	285,020
Restaurant Brands International FRS BTL-B 1.86% (1 ML +1.75%) due 11/19/2026		269,570	264,515
			549,535
Retail-Sporting Goods — 0.0%
Great Outdoors Group LLC FRS BTL-B coupon TBD due 03/06/2028		244,387	243,980
Security Services — 0.1%
Verisure Holding AB FRS BTL-B 3.50% (6 ME +3.50%) due 07/20/2026	EUR	155,000	181,163
Verisure Holding AB FRS BTL coupon TBD due 01/15/2028	EUR	305,000	356,220
			537,383
Semiconductor Equipment — 0.1%
Cabot Microelectronics Corp. FRS BTL-B 2.13% (1 ML +2.00%) due 11/17/2025		397,767	398,016
Entegris, Inc. FRS BTL-B 2.11% (1 ML +2.00%) due 11/06/2025		190,313	190,015
			588,031
Storage/Warehousing — 0.0%
Pods, LLC FRS BTL-B coupon TBD due 03/31/2028		100,000	99,458
Technology Services — 0.0%
Peraton Holding Corp. FRS Delayed Draw BTL-B coupon TBD due 02/01/2028(15)		92,461	92,307
Security Description	Principal Amount(12)	Value (Note 2)
Telecom Services — 0.0%
MTN Infrastructure TopCo, Inc. FRS BTL 4.00% (1 ML +3.00%) due 11/15/2024	$171,033	$170,427
Telephone-Integrated — 0.0%
Lumen Technologies, Inc. FRS BTL-B 2.36% (1 ML+2.25%) due 03/15/2027	167,875	165,855
Television — 0.1%
Gray Television, Inc. FRS BTL-C 2.62% (1 ML +2.50%) due 01/02/2026	556,516	551,994
Theaters — 0.1%
Cineworld, Ltd. FRS BTL 3.50% (3 ML +2.50%) due 02/28/2025	608,352	517,791
Therapeutics — 0.0%
Horizon Therapeutics USA, Inc. FRS BTL-B coupon TBD due 03/15/2028	165,000	164,381
Transport-Services — 0.0%
Savage Enterprises LLC FRS BTL-B 3.11% (1 ML +3.00%) due 08/01/2025	168,646	168,393
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. FRS BTL 1.87% (1 ML +1.75%) due 08/01/2027	237,870	234,515
Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL-B 1.86% (1 ML +1.75%) due 02/15/2024	109,945	109,046
Go Daddy Operating Co. LLC FRS BTL-B4 2.11% (1 ML +2.00%) due 08/10/2027	114,138	113,406
		222,452
Total Loans (cost $30,610,909)		30,265,253

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares/ Principal Amount(12)	Value (Note 2)
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.†	56	$198
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(8)	233	2,802
Total Long-Term Investment Securities (cost $612,867,091)		629,182,434
REPURCHASE AGREEMENTS — 2.5%
Bank of America Securities LLC Joint Repurchase Agreement(14)	$3,945,000	3,945,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	2,805,000	2,805,000
BNP Paribas SA Joint Repurchase Agreement(14)	2,430,000	2,430,000
Deutsche Bank AG Joint Repurchase Agreement(14)	3,740,000	3,740,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	3,740,000	3,740,000
Total Repurchase Agreements (cost $16,660,000)		16,660,000
TOTAL INVESTMENTS (cost $629,527,091)(16)	97.9%	645,842,434
Other assets less liabilities	2.1	13,568,279
NET ASSETS	100.0%	$659,410,713

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2021, the aggregate value of these securities was $79,702,007 representing 12.1% of net assets.

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)  Commercial Mortgage Backed Security

(4)  Interest Only

(5)  Collateralized Mortgage Obligation

(6)  Collateralized Loan Obligation

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2021.

(8)  Securities classified as Level 3 (see Note 2).

(9)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(10)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  All or a portion of this holding is subject to unfunded loan commitments.

(16)  See Note 4 for cost of investments on a tax basis.

AUD — Australian Dollar

BTL — Bank Term Loan

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at March 31, 2021 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ME — 1 Month Euribor

1 ML — 1 Month Libor

1 WL — 1 Week Libor

2 ML — 2 Month Libor

3 ME — 3 Month Euribor

3 ML — 3 Month Libor

6 ME — 6 Month Euribor

6 ML — 6 Month Libor

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
189	Short	Canadian 10 Year Bonds	June 2021	$21,151,317	$20,870,160	$281,157
10	Short	Euro-BTP	June 2021	1,753,692	1,750,958	2,734
40	Long	Euro-OAT	June 2021	7,586,778	7,596,750	9,972
22	Short	Long Gilt	June 2021	3,902,692	3,869,700	32,992
362	Short	U.S. Treasury 5 Year Notes	June 2021	44,936,614	44,670,235	266,379
57	Short	U.S. Treasury Ultra Bonds	June 2021	10,811,334	10,329,469	481,865
110	Short	U.S. Treasury 10 Year Ultra Bonds	June 2021	16,018,820	15,805,625	213,195
						$1,288,294
						Unrealized (Depreciation)
38	Short	Australian 10 Year Bonds	June 2021	$3,985,789	$3,986,381	$(592)
118	Long	U.S. Treasury 10 Year Notes	June 2021	15,851,507	15,450,625	(400,882)
						$(401,474)
Net Unrealized Appreciation (Depreciation)						$886,820

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank N.A.	GBP	34,159,000	USD	47,072,742	04/30/2021	$—	$(22,630)
	NZD	2,602,000	USD	1,816,429	04/30/2021	—	(731)
						—	(23,361)
JPMorgan Chase Bank	JPY	2,949,383,000	USD	27,023,652	04/30/2021	379,449	—
Morgan Stanley & Co., Inc.	AUD	24,908,170	USD	18,882,909	04/30/2021	—	(38,745)
	CAD	18,014,000	USD	14,311,421	04/30/2021	—	(23,805)
	EUR	1,477,000	USD	1,736,733	04/30/2021	3,793	—
	USD	31,748	EUR	27,000	04/30/2021	—	(69)
						3,793	(62,619)
UBS AG	EUR	94,068,519	USD	111,120,225	04/30/2021	751,149	—
Unrealized Appreciation (Depreciation)						$1,134,391	$(85,980)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$214,125,600	$—	$214,125,600
U.S. Government Agencies	—	20,811,057	—	20,811,057
U.S. Government Treasuries	—	313,078,528	—	313,078,528
Asset Backed Securities:
Diversified Financial Services	—	25,335,057	259,997	25,595,054
U.S. Corporate Bonds & Notes	—	18,437,978	—	18,437,978
Foreign Corporate Bonds & Notes	—	6,865,964	—	6,865,964
Loans	—	30,265,253	—	30,265,253
Common Stocks	198	—	—	198
Escrows and Litigation Trusts	—	—	2,802	2,802
Repurchase Agreements	—	16,660,000	—	16,660,000
Total Investments at Value	$198	$645,579,437	$262,799	$645,842,434
Other Financial Instruments:†
Futures Contracts	$1,288,294	$—	$—	$1,288,294
Forward Foreign Currency Contracts	—	1,134,391	—	1,134,391
	$1,288,294	$1,134,391	$—	$2,422,685
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$401,474	$—	$—	$401,474
Forward Foreign Currency Contracts	—	85,980	—	85,980
Total Other Financial Instruments	$401,474	$85,980	$—	$487,454

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
Diversified Banking Institutions	14.4%
Electric-Integrated	8.1
Medical-HMO	5.2
Telephone-Integrated	4.8
Insurance-Multi-line	3.7
Retail-Building Products	3.7
Tobacco	3.7
Networking Products	3.6
Transport-Rail	3.6
Banks-Super Regional	3.4
Gold Mining	3.1
Medical-Drugs	3.0
Chemicals-Diversified	3.0
Pharmacy Services	3.0
Retail-Catalog Shopping	2.9
Medical Products	2.8
Semiconductor Equipment	2.7
Oil Refining & Marketing	2.6
Aerospace/Defense	2.6
Telecom Equipment-Fiber Optics	2.5
Pipelines	2.5
Metal-Copper	2.4
Instruments-Controls	2.3
Repurchase Agreements	2.1
Semiconductor Components-Integrated Circuits	1.8
Machinery-Construction & Mining	1.6
Oil-Field Services	1.5
Computer Software	1.5
Oil Companies-Integrated	1.2
Engineering/R&D Services	0.6
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.3%
Aerospace/Defense — 2.6%
Raytheon Technologies Corp.	119,906	$9,265,137
Banks-Super Regional — 3.4%
Wells Fargo & Co.	310,883	12,146,199
Chemicals-Diversified — 3.0%
FMC Corp.	98,031	10,843,209
Computer Software — 1.5%
Teradata Corp.†	139,853	5,389,935
Diversified Banking Institutions — 14.4%
Bank of America Corp.	357,841	13,844,868
Citigroup, Inc.	186,726	13,584,317
JPMorgan Chase & Co.	81,413	12,393,501
Morgan Stanley	154,624	12,008,100
		51,830,786
Electric-Integrated — 8.1%
AES Corp.	440,780	11,817,312
FirstEnergy Corp.	323,769	11,231,546
NextEra Energy, Inc.	81,003	6,124,637
		29,173,495
Engineering/R&D Services — 0.6%
Technip Energies NV ADR†	143,597	2,149,647
Gold Mining — 3.1%
Barrick Gold Corp.	553,116	10,951,697
Instruments-Controls — 2.3%
Honeywell International, Inc.	38,334	8,321,161
Insurance-Multi-line — 3.7%
MetLife, Inc.	219,403	13,337,508
Machinery-Construction & Mining — 1.6%
Caterpillar, Inc.	25,154	5,832,458
Medical Products — 2.8%
Baxter International, Inc.	118,316	9,978,771
Medical-Drugs — 3.0%
Bristol-Myers Squibb Co.	172,722	10,903,940
Medical-HMO — 5.2%
Centene Corp.†	172,375	11,016,486
Humana, Inc.	18,113	7,593,875
		18,610,361
Metal-Copper — 2.4%
Freeport-McMoRan, Inc.†	264,941	8,724,507
Networking Products — 3.6%
Cisco Systems, Inc.	252,080	13,035,057
Oil Companies-Integrated — 1.2%
Chevron Corp.	41,546	4,353,605
Oil Refining & Marketing — 2.6%
Marathon Petroleum Corp.	177,389	9,488,538
Oil-Field Services — 1.5%
TechnipFMC PLC	700,216	5,405,668
Pharmacy Services — 3.0%
Cigna Corp.	44,814	10,833,336
Pipelines — 2.5%
Williams Cos., Inc.	373,452	8,847,078
Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Building Products — 3.7%
Lowe's Cos., Inc.	70,022	$13,316,784
Retail-Catalog Shopping — 2.4%
Qurate Retail, Inc., Series A	718,028	8,444,009
Semiconductor Components-Integrated Circuits — 1.8%
QUALCOMM, Inc.	49,612	6,578,055
Semiconductor Equipment — 2.7%
Applied Materials, Inc.	73,414	9,808,110
Telecom Equipment-Fiber Optics — 2.5%
Corning, Inc.	206,706	8,993,778
Telephone-Integrated — 4.8%
Verizon Communications, Inc.	297,253	17,285,262
Tobacco — 3.7%
Philip Morris International, Inc.	147,728	13,109,383
Transport-Rail — 3.6%
CSX Corp.	73,290	7,066,622
Union Pacific Corp.	25,675	5,659,027
		12,725,649
Total Common Stocks (cost $234,688,248)		349,683,123
PREFERRED SECURITIES — 0.5%
Retail-Catalog Shopping — 0.5%
Qurate Retail, Inc. 8.00% (cost $3,480,430)	18,906	1,921,795
Total Long-Term Investment Securities (cost $238,168,678)		351,604,918
REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 03/31/2021, to be repurchased 04/01/2021 in the amount of $7,669,000 and collateralized by $7,857,200 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $7,822,400 (cost $7,669,000)	$7,669,000	7,669,000
TOTAL INVESTMENTS (cost $245,837,678)(1)	99.9%	359,273,918
Other assets less liabilities	0.1	300,082
NET ASSETS	100.0%	$359,574,000

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$349,683,123	$—	$—	$349,683,123
Preferred Securities	1,921,795	—	—	1,921,795
Repurchase Agreements	—	7,669,000	—	7,669,000
Total Investments at Value	$351,604,918	$7,669,000	$—	$359,273,918

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	61.2%
International Equity Investment Companies	21.9
Domestic Fixed Income Investment Companies	16.9
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 61.2%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	314,460	$7,128,811
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,031,405	19,039,736
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,359,329	22,469,710
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	98,202	2,450,139
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	277,348	5,180,864
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	290,194	4,428,361
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	205,081	6,094,996
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	187,945	11,864,967
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	186,384	3,379,144
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	176,860	2,449,505
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	191,807	4,284,966
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	164,204	3,037,771
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1..	292,791	3,633,536
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	446,088	11,388,632
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	290,222	6,306,526
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	444,410	16,652,032
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	164,141	4,311,980
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	229,695	5,641,298
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	618,042	19,641,376
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	388,641	7,053,837
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	632,726	13,825,066
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	404,099	6,704,000
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	208,944	3,125,799
Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	208,142	$3,186,656
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	77,488	2,613,667
Total Domestic Equity Investment Companies (cost $166,222,302)		195,893,375
Domestic Fixed Income Investment Companies — 16.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	576,701	8,996,533
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	758,520	9,003,628
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	56,637	570,338
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	8,030	84,232
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	579,988	7,870,432
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	665,108	7,269,629
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	430,010	4,575,307
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	801,585	7,566,966
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,481,584	8,341,316
Total Domestic Fixed Income Investment Companies (cost $54,119,083)		54,278,381
International Equity Investment Companies — 21.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,658,737	16,487,842
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	287,032	5,100,552
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	412,030	8,116,994
SunAmerica Series Trust SA International Index Portfolio, Class 1	321,637	4,100,875
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	537,203	5,635,256
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,112,270	12,323,948
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	358,704	5,330,340

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,176,059	$12,960,165
Total International Equity Investment Companies (cost $60,956,965)		70,055,972
TOTAL INVESTMENTS (cost $281,298,350)(2)	100.0%	320,227,728
Liabilities in excess of other assets	(0.0)	(145,502)
NET ASSETS	100.0%	$320,082,226

#  The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/get prospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$320,227,728	$—	$—	$320,227,728

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	51.4%
Domestic Fixed Income Investment Companies	31.5
International Equity Investment Companies	17.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 51.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	429,008	$9,725,618
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,379,663	25,468,577
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,920,892	31,752,349
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	154,330	3,850,529
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	311,442	5,817,737
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	408,861	6,239,212
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	287,043	8,530,903
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	263,861	16,657,570
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	308,905	5,600,447
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	256,996	3,559,396
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	269,577	6,022,345
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	251,797	4,658,241
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	387,251	4,805,782
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	635,446	16,222,943
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	398,190	8,652,677
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	603,268	22,604,461
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	227,218	5,969,014
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	322,056	7,909,697
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	804,259	25,559,370
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	597,504	10,844,694
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	908,788	19,857,018
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	573,417	9,512,995
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	291,732	4,364,307
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	301,236	4,611,916
Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	108,757	$3,668,388
Total Domestic Equity Investment Companies (cost $225,268,602)		272,466,186
Domestic Fixed Income Investment Companies — 31.5%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	2,040,216	31,827,365
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,601,720	42,752,417
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	166,046	1,672,084
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	16,020	168,055
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,008,658	13,687,489
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,714,943	18,744,324
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,531,326	16,293,308
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,392,388	32,024,146
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,799,013	10,128,440
Total Domestic Fixed Income Investment Companies (cost $164,446,813)		167,297,628
International Equity Investment Companies — 17.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,145,114	21,322,433
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	381,488	6,779,045
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	533,003	10,500,154
SunAmerica Series Trust SA International Index Portfolio, Class 1	415,548	5,298,234
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	726,373	7,619,652
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,429,621	15,840,202
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	441,534	6,561,194
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,548,683	17,066,484
Total International Equity Investment Companies (cost $77,872,515)		90,987,398
TOTAL INVESTMENTS (cost $467,587,930)(2)	100.0%	530,751,212
Liabilities in excess of other assets	(0.0)	(218,330)
NET ASSETS	100.0%	$530,532,882

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

#  The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information on the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$530,751,212	$—	$—	$530,751,212

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	45.4%
Domestic Fixed Income Investment Companies	41.3
International Equity Investment Companies	13.3
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 45.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	158,729	$3,598,381
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	744,357	13,740,833
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,106,328	18,287,594
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	62,487	1,559,047
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	170,976	3,193,839
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	213,078	3,251,573
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	167,830	4,987,897
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	137,954	8,709,015
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	157,047	2,847,269
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	135,848	1,881,494
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	125,499	2,803,639
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	126,007	2,331,124
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	195,784	2,429,678
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	332,236	8,481,999
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	211,942	4,605,498
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	356,950	13,374,910
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	119,909	3,150,003
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	176,349	4,331,126
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	404,170	12,844,536
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	343,861	6,241,075
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	485,847	10,615,768
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	286,750	4,757,177
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	178,763	2,674,294
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	148,221	2,269,268
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	61,680	2,080,460
Total Domestic Equity Investment Companies (cost $119,749,452)		145,047,497
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 41.3%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,637,431	$25,543,926
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,099,149	36,786,901
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	306,905	3,090,534
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	10,745	112,720
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	534,910	7,258,727
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,217,533	13,307,633
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,307,282	13,909,478
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,838,483	26,795,283
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	942,237	5,304,796
Total Domestic Fixed Income Investment Companies (cost $130,287,292)		132,109,998
International Equity Investment Companies — 13.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,068,811	10,623,977
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	168,925	3,001,798
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	235,692	4,643,128
SunAmerica Series Trust SA International Index Portfolio, Class 1	189,106	2,411,102
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	351,103	3,683,073
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	649,926	7,201,185
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	212,840	3,162,800
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	704,891	7,767,897
Total International Equity Investment Companies (cost $36,977,992)		42,494,960
TOTAL INVESTMENTS (cost $287,014,736)(2)	100.0%	319,652,455
Liabilities in excess of other assets	(0.0)	(147,468)
NET ASSETS	100.0%	$319,504,987

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

#  The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information on the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus..

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$319,652,455	$—	$—	$319,652,455

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO PROFILE — March 31, 2021 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	56.4%
Domestic Equity Investment Companies	34.2
International Equity Investment Companies	9.4
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 34.2%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	97,878	$2,218,901
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	442,451	8,167,640
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	637,919	10,544,799
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	40,780	1,017,461
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	116,114	2,169,018
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	125,836	1,920,252
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	105,558	3,137,190
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	80,661	5,092,114
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	97,329	1,764,571
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	79,026	1,094,514
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	82,744	1,848,504
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	98,180	1,816,323
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	118,265	1,467,674
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	205,185	5,238,366
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	118,578	2,576,698
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	221,091	8,284,267
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	68,488	1,799,183
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	95,867	2,354,505
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	239,670	7,616,722
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	202,541	3,676,123
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	309,967	6,772,777
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	181,302	3,007,795
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	106,396	1,591,679
Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	102,895	$1,575,318
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	39,480	1,331,659
Total Domestic Equity Investment Companies (cost $73,184,841)		88,084,053
Domestic Fixed Income Investment Companies — 56.4%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,820,193	28,395,005
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,613,366	42,890,658
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	552,355	5,562,216
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	4,577	48,009
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	325,321	4,414,612
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,268,047	13,859,756
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,411,302	15,016,249
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,370,089	31,813,638
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	551,760	3,106,408
Total Domestic Fixed Income Investment Companies (cost $143,720,994)		145,106,551
International Equity Investment Companies — 9.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	559,337	5,559,809
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	101,003	1,794,818
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	126,027	2,482,727
SunAmerica Series Trust SA International Index Portfolio, Class 1	102,951	1,312,624
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	213,953	2,244,368
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	370,877	4,109,316
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	111,974	1,663,927

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2021 (continued)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	454,636	$5,010,089
Total International Equity Investment Companies (cost $20,940,245)		24,177,678
Total Long-Term Investment Securities (cost $237,846,080)		257,368,282
TOTAL INVESTMENTS (cost $237,846,080)(2)	100.0%	257,368,282
Liabilities in excess of other assets	(0.0)	(126,154)
NET ASSETS	100.0%	$257,242,128

#  The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$257,368,282	$—	$—	$257,368,282

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2021

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$59,107,979	$102,833,876	$69,764,279	$53,323,195	$207,341,842
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	940,000	2,110,000	2,330,000	5,135,000	11,787,000
Cash	231,452	340,452	10,485	2,321	—
Foreign cash*	1,949	2,124	2,488	1,702	66,708
Cash collateral for futures contracts	30,089	44,102	—	99	276,530
Cash collateral for centrally cleared swap contracts	—	—	—	2,801	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	521	7,386	48,922	41,690	110,576
Dividends and interest	79,215	209,402	214,173	194,840	548,999
Investments sold	90,399	104,906	52,913	27,362	6,608,952
Investments sold on an extended settlement basis	1,717,399	4,677,258	5,180,456	4,682,225	3,082,278
Receipts on swap contracts	19	29	36	133	11,219
Prepaid expenses and other assets	8,098	8,352	7,977	7,930	8,597
Due from investment adviser for expense reimbursements/fee waivers	3,291	3,885	1,919	1,112	27,145
Variation margin on futures contracts	8,719	25,348	18,034	15,143	238,637
Unrealized appreciation on forward foreign currency contracts	1,860	13,201	15,062	13,426	135,301
Swap premiums paid	228	—	—	5,583	—
Unrealized appreciation on swap contracts	43,696	31,327	50,870	—	174,912
Unrealized appreciation on unfunded commitments	—	—	—	—	—
Total assets	62,264,914	110,411,648	77,697,614	63,454,562	230,418,696
LIABILITIES:
Payable for:
Fund shares redeemed	33,751	6,709	4,834	1,475	468,178
Investments purchased	73,048	122,240	87,705	66,908	6,675,862
Investments purchased on an extended settlement basis	6,687,004	18,192,220	19,970,110	18,548,543	9,427,508
Payments on swap contracts	111	319	367	1,689	—
Investment advisory and management fees	41,838	66,048	38,857	28,545	153,821
Service fees — Class 2	2,563	5,838	3,930	3,151	7,276
Service fees — Class 3	5,054	7,464	3,802	2,963	29,533
Transfer agent fees and expenses	195	195	195	244	1,026
Trustees' fees and expenses	75	126	94	70	257
Other accrued expenses	131,775	140,246	118,423	117,494	168,311
Accrued foreign tax on capital gains	—	—	—	—	40,667
Variation margin on futures contracts	703	7,242	4,149	4,367	113,410
Due to custodian	—	—	—	—	588,688
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	52,500	77,297	49,595	—	—
Unrealized depreciation on forward foreign currency contracts	10	281	318	122	162,751
Swap premiums received	—	222	81	—	—
Unrealized depreciation on swap contracts	—	—	—	8,677	—
Unrealized depreciation on unfunded commitments	—	—	—	—	—
Unfunded loan commitments	—	—	—	—	—
Total liabilities	7,028,627	18,626,447	20,282,460	18,784,248	17,837,288
NET ASSETS	$55,236,287	$91,785,201	$57,415,154	$44,670,314	$212,581,408
* Cost
Investments (unaffiliated)	$48,437,103	$88,258,208	$65,187,135	$51,021,398	$164,789,049
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$2,010	$2,181	$2,540	$1,765	$66,800

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2021

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$32,593,860	$60,683,645	$45,040,612	$38,767,024	$153,640,363
Total accumulated earnings (loss)	22,642,427	31,101,556	12,374,542	5,903,290	58,941,045
NET ASSETS	$55,236,287	$91,785,201	$57,415,154	$44,670,314	$212,581,408
Class 1 (unlimited shares authorized):
Net assets	$11,450,965	$10,509,424	$7,846,172	$5,027,062	$16,638,814
Shares of beneficial interest issued and outstanding	560,203	686,633	631,717	425,306	1,160,192
Net asset value, offering and redemption price per share	$20.44	$15.31	$12.42	$11.82	$14.34
Class 2 (unlimited shares authorized):
Net assets	$20,070,114	$46,005,600	$31,277,201	$25,124,170	$56,212,553
Shares of beneficial interest issued and outstanding	984,009	3,011,445	2,521,582	2,128,119	3,919,117
Net asset value, offering and redemption price per share	$20.40	$15.28	$12.40	$11.81	$14.34
Class 3 (unlimited shares authorized):
Net assets	$23,715,208	$35,270,177	$18,291,781	$14,519,082	$139,730,041
Shares of beneficial interest issued and outstanding	1,166,824	2,311,318	1,473,615	1,229,489	9,781,582
Net asset value, offering and redemption price per share	$20.32	$15.26	$12.41	$11.81	$14.29

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2021

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$442,426,360	$508,828,026	$791,022,964	$240,997,856	$256,223,885
Investments at value (affiliated)*	—	—	648,049	—	—
Repurchase agreements (cost approximates value)	—	—	2,884,000	1,226,000	1,337,000
Cash	—	—	4,461,205	5,311	53,847
Foreign cash*	—	1,734	2	1	18,475
Cash collateral for futures contracts	—	—	50,024	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	1,180,401	1,199,302	1,347,634	556,074	450,008
Dividends and interest	52,371	115,629	1,092,905	33,257	406,289
Investments sold	554,517	993,644	129,850	58,955	62,507
Investments sold on an extended settlement basis	507,505	48,585	—	986,486	39,116
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	9,494	9,896	10,947	8,791	8,734
Due from investment adviser for expense reimbursements/fee waivers	—	32,877	—	—	—
Variation margin on futures contracts	—	1,970	3,940	340	170
Unrealized appreciation on forward foreign currency contracts	—	—	311,936	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments	—	—	—	410,173	—
Total assets	444,730,648	511,231,663	801,963,456	244,283,244	258,600,031
LIABILITIES:
Payable for:
Fund shares redeemed	37,678	758,896	1,398,077	307,874	568,095
Investments purchased	117,376	247,606	299,932	75,346	101,272
Investments purchased on an extended settlement basis	98,902	553,670	—	604,241	72,034
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	313,079	334,836	501,004	175,801	184,766
Service fees — Class 2	5,714	4,874	3,086	3,402	2,937
Service fees — Class 3	7,596	4,276	2,516	3,439	3,054
Transfer agent fees and expenses	1,075	586	538	733	733
Trustees' fees and expenses	709	823	973	241	226
Other accrued expenses	108,099	126,851	144,145	178,804	181,315
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	16	19,846	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	182,000	—	4	12
Unrealized depreciation on forward foreign currency contracts	—	—	3,265	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—	78,120	—
Unfunded loan commitments	—	—	—	—	—
Total liabilities	690,244	2,234,264	2,353,536	1,428,005	1,114,444
NET ASSETS	$444,040,404	$508,997,399	$799,609,920	$242,855,239	$257,485,587
* Cost
Investments (unaffiliated)	$263,769,458	$326,374,356	$645,590,064	$168,969,545	$191,650,695
Investments (affiliated)	$—	$—	$775,580	$—	$—
Foreign cash	$—	$1,741	$2	$1	$18,678

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2021

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$174,792,452	$191,420,161	$606,457,688	$101,636,596	$184,460,035
Total accumulated earnings (loss)	269,247,952	317,577,238	193,152,232	141,218,643	73,025,552
NET ASSETS	$444,040,404	$508,997,399	$799,609,920	$242,855,239	$257,485,587
Class 1 (unlimited shares authorized):
Net assets	$364,072,975	$450,154,447	$763,235,552	$199,683,008	$220,104,064
Shares of beneficial interest issued and outstanding	12,251,597	24,381,769	46,178,945	8,004,399	11,780,488
Net asset value, offering and redemption price per share	$29.72	$18.46	$16.53	$24.95	$18.68
Class 2 (unlimited shares authorized):
Net assets	$44,393,097	$38,448,272	$24,508,541	$26,864,410	$23,121,723
Shares of beneficial interest issued and outstanding	1,569,924	2,147,904	1,484,388	1,152,155	1,241,471
Net asset value, offering and redemption price per share	$28.28	$17.90	$16.51	$23.32	$18.62
Class 3 (unlimited shares authorized):
Net assets	$35,574,332	$20,394,680	$11,865,827	$16,307,821	$14,259,800
Shares of beneficial interest issued and outstanding	1,298,223	1,157,193	718,565	727,983	767,232
Net asset value, offering and redemption price per share	$27.40	$17.62	$16.51	$22.40	$18.59

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2021

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$259,069,561	$381,562,695	$1,148,570,906	$629,182,434	$351,604,918
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	276,000	1,329,000	5,360,000	16,660,000	7,669,000
Cash	934,742	1,454,674	162,938	130,251	325
Foreign cash*	—	735,151	132,624	843,878	—
Cash collateral for futures contracts	222,319	2	343	—	—
Cash collateral for centrally cleared swap contracts	—	—	95,826	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	303,403	850,854	2,718,387	14,180,393	752,629
Dividends and interest	182,571	2,518,223	5,532,764	1,349,135	380,409
Investments sold	72,548	36,985	4,173,706	91,318	—
Investments sold on an extended settlement basis	122,494	64,524	57,315,368	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	10,118	9,894	14,129	10,940	26,608
Due from investment adviser for expense reimbursements/fee waivers	—	13,199	—	27,404	95,160
Variation margin on futures contracts	15,050	—	231,390	241,097	—
Unrealized appreciation on forward foreign currency contracts	—	—	163,118	1,134,391	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments	77,422	—	—	—	—
Total assets	261,286,228	388,575,201	1,224,471,499	663,851,241	360,529,049
LIABILITIES:
Payable for:
Fund shares redeemed	810,299	423,298	760,362	253,761	571,676
Investments purchased	93,761	46,165	3,977,695	853,533	—
Investments purchased on an extended settlement basis	518,747	22,084	239,514,341	2,550,914	—
Payments on swap contracts	—	—	1,549	—	—
Investment advisory and management fees	189,945	307,588	524,693	322,680	297,462
Service fees — Class 2	2,286	2,434	2,598	—	1,876
Service fees — Class 3	2,487	2,844	2,355	83,883	2,132
Transfer agent fees and expenses	538	684	635	782	407
Trustees' fees and expenses	141	525	1,711	1,076	242
Other accrued expenses	122,013	263,452	237,560	162,016	81,254
Accrued foreign tax on capital gains	—	29,491	—	—	—
Variation margin on futures contracts	—	12,250	36,897	33,086	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	356	—
Unrealized depreciation on forward foreign currency contracts	—	—	4,596	85,980	—
Swap premiums received	—	—	95,177	—	—
Unrealized depreciation on swap contracts	—	—	4,018	—	—
Unrealized depreciation on unfunded commitments	—	—	—	—	—
Unfunded loan commitments	—	—	63,766	92,461	—
Total liabilities	1,740,217	1,110,815	245,227,953	4,440,528	955,049
NET ASSETS	$259,546,011	$387,464,386	$979,243,546	$659,410,713	$359,574,000
* Cost
Investments (unaffiliated)	$190,611,093	$295,245,708	$1,129,155,217	$612,867,091	$238,168,678
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$740,077	$133,371	$844,455	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2021

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$164,151,421	$283,978,536	$937,542,915	$652,365,328	$218,710,480
Total accumulated earnings (loss)	95,394,590	103,485,850	41,700,631	7,045,385	140,863,520
NET ASSETS	$259,546,011	$387,464,386	$979,243,546	$659,410,713	$359,574,000
Class 1 (unlimited shares authorized):
Net assets	$230,594,498	$354,716,047	$948,016,831	$252,181,990	$334,736,723
Shares of beneficial interest issued and outstanding	15,115,187	35,672,697	79,865,572	25,035,529	14,767,742
Net asset value, offering and redemption price per share	$15.26	$9.94	$11.87	$10.07	$22.67
Class 2 (unlimited shares authorized):
Net assets	$17,617,599	$19,379,450	$20,137,747	$—	$14,886,363
Shares of beneficial interest issued and outstanding	1,195,318	1,944,048	1,697,645	—	655,157
Net asset value, offering and redemption price per share	$14.74	$9.97	$11.86	$—	$22.72
Class 3 (unlimited shares authorized):
Net assets	$11,333,914	$13,368,889	$11,088,968	$407,228,723	$9,950,914
Shares of beneficial interest issued and outstanding	786,610	1,345,507	939,596	40,773,676	437,820
Net asset value, offering and redemption price per share	$14.41	$9.94	$11.80	$9.99	$22.73

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2021

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$—
Investments at value (affiliated)*	320,227,728	530,751,212	319,652,455	257,368,282
Repurchase agreements (cost approximates value)	—	—	—	—
Cash	—	—	—	—
Foreign cash*	—	—	—	—
Cash collateral for futures contracts	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—
Due from broker	—	—	—	—
Receivable for:
Fund shares sold	—	954,548	1,177,139	1,461,280
Dividends and interest	—	—	—	—
Investments sold	854,533	—	—	—
Investments sold on an extended settlement basis	—	—	—	—
Receipts on swap contracts	—	—	—	—
Prepaid expenses and other assets	8,024	8,575	8,256	8,117
Due from investment adviser for expense reimbursements/fee waivers	2,654	4,466	2,694	2,160
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Swap premiums paid	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—
Unrealized appreciation on unfunded commitments	—	—	—	—
Total assets	321,092,939	531,718,801	320,840,544	258,839,839
LIABILITIES:
Payable for:
Fund shares redeemed	854,533	154,590	510	57
Investments purchased	—	799,958	1,176,630	1,461,224
Investments purchased on an extended settlement basis	—	—	—	—
Payments on swap contracts	—	—	—	—
Investment advisory and management fees	26,545	44,660	26,936	21,596
Service fees — Class 2	—	—	—	—
Service fees — Class 3	66,314	111,595	67,316	53,961
Transfer agent fees and expenses	342	342	342	391
Trustees' fees and expenses	230	709	466	361
Other accrued expenses	62,749	74,065	63,357	60,121
Accrued foreign tax on capital gains	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Due to custodian	—	—	—	—
Due to custodian for foreign cash	—	—	—	—
Due to broker	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Swap premiums received	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—	—
Unfunded loan commitments	—	—	—	—
Total liabilities	1,010,713	1,185,919	1,335,557	1,597,711
NET ASSETS	$320,082,226	$530,532,882	$319,504,987	$257,242,128
* Cost
Investments (unaffiliated)	$—	$—	$—	$—
Investments (affiliated)	$281,298,350	$467,587,930	$287,014,736	$237,846,080
Foreign cash	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2021

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$261,832,530	$430,487,287	$266,737,973	$228,888,508
Total accumulated earnings (loss)	58,249,696	100,045,595	52,767,014	28,353,620
NET ASSETS	$320,082,226	$530,532,882	$319,504,987	$257,242,128
Class 1 (unlimited shares authorized):
Net assets	$228,407	$256,372	$116,864	$136,710
Shares of beneficial interest issued and outstanding	13,738	21,320	9,796	12,609
Net asset value, offering and redemption price per share	$16.63	$12.02	$11.93	$10.84
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$319,853,819	$530,276,510	$319,388,123	$257,105,418
Shares of beneficial interest issued and outstanding	19,337,140	44,229,646	26,859,938	23,702,705
Net asset value, offering and redemption price per share	$16.54	$11.99	$11.89	$10.85

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

For the Year Ended March 31, 2021

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$196,480	$281,260	$41,824	$16,909	$3,186,509
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	305,622	800,244	905,350	893,262	938,513
Total investment income*	502,102	1,081,504	947,174	910,171	4,125,022
Expenses:
Investment advisory and management fees	460,342	725,728	450,253	328,433	1,633,775
Service Fees:
Class 2	28,011	64,312	45,563	36,149	79,594
Class 3	56,351	81,960	43,963	34,376	309,353
Transfer agent fees and expenses	584	584	584	734	3,099
Custodian and accounting fees	107,382	126,625	95,089	93,260	134,649
Reports to shareholders	3,239	5,388	3,376	2,591	11,775
Audit and tax fees	66,290	66,274	64,008	64,008	69,978
Legal fees	15,888	16,042	15,273	16,594	34,370
Trustees' fees and expenses	1,319	2,185	1,446	1,105	4,938
Interest expense	—	8	11	6	167
Other expenses	39,319	40,253	33,139	34,522	41,007
Total expenses before fee waivers, expense reimbursements and fees paid indirectly	778,725	1,129,359	752,705	611,778	2,322,705
Fees waived and expenses reimbursed by investment advisor (Note 3)	(36,207)	(42,690)	(22,235)	(12,796)	(288,313)
Fees paid indirectly (Note 5)	(980)	(1,609)	—	—	—
Net expenses	741,538	1,085,060	730,470	598,982	2,034,392
Net investment income (loss)	(239,436)	(3,556)	216,704	311,189	2,090,630
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	12,409,501	17,380,585	8,017,615	3,766,254	11,566,630
Investments (affiliated)	—	—	—	—	—
Futures contracts	149,837	160,876	142,563	167,088	4,821,593
Forward contracts	21,023	62,226	60,718	66,478	249,512
Swap contracts	(74,209)	(190,075)	(225,799)	(154,145)	(675,943)
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	658	1,184	1,205	1,998	(12,088)
Net realized gain (loss) on investments and foreign currencies	12,506,810	17,414,796	7,996,302	3,847,673	15,949,704
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	12,252,593	15,909,542	4,545,642	1,726,433	51,132,324
Investments (affiliated)	—	—	—	—	—
Futures contracts	51,606	286,271	227,906	219,675	(544,457)
Forward contracts	(13,811)	(27,983)	(32,541)	(32,665)	56,964
Forward sales contracts	—	—	—	—	—
Swap contracts	109,607	203,912	256,513	152,416	642,582
Unfunded commitments	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	269	805	929	968	2,680
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(40,667)
Net unrealized gain (loss) on investments and foreign currencies	12,400,264	16,372,547	4,998,449	2,066,827	51,249,426
Net realized and unrealized gain (loss) on investments and foreign currencies	24,907,074	33,787,343	12,994,751	5,914,500	67,199,130
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,667,638	$33,783,787	$13,211,455	$6,225,689	$69,289,760
* Net of foreign withholding taxes on interest and dividends of	$193	$317	$147	$141	$80,353
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$6,425

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2021

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
Investment Income:
Dividends (unaffiliated)	$1,796,876	$3,187,312	$19,471,359	$897,850	$4,085,504
Dividends (affiliated)	—	—	21,953	—	—
Interest (unaffiliated)	4,961	2,148	1,193	1,019	3,695
Total investment income*	1,801,837	3,189,460	19,494,505	898,869	4,089,199
Expenses:
Investment advisory and management fees	3,664,169	4,081,310	5,382,641	2,023,995	1,860,046
Service Fees:
Class 2	65,105	54,894	31,849	37,186	29,159
Class 3	86,214	47,992	27,340	37,950	30,641
Transfer agent fees and expenses	3,337	1,794	1,645	2,242	2,242
Custodian and accounting fees	55,370	56,358	98,667	61,398	65,849
Reports to shareholders	24,699	31,286	38,888	14,624	11,718
Audit and tax fees	46,328	48,568	48,077	50,758	49,315
Legal fees	16,894	24,677	23,060	11,767	12,687
Trustees' fees and expenses	11,551	13,777	18,363	6,005	5,537
Interest expense	—	1,162	1,511	456	751
Other expenses	29,453	41,370	38,283	64,779	65,805
Total expenses before fee waivers, expense reimbursements and fees paid indirectly	4,003,120	4,403,188	5,710,324	2,311,160	2,133,750
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(412,474)	—	—	—
Fees paid indirectly (Note 5)	—	—	(455)	(1,839)	—
Net expenses	4,003,120	3,990,714	5,709,869	2,309,321	2,133,750
Net investment income (loss)	(2,201,283)	(801,254)	13,784,636	(1,410,452)	1,955,449
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	96,032,844	137,289,336	44,753,498	70,808,123	10,588,170
Investments (affiliated)	—	—	(68,306)	—	—
Futures contracts	—	158,304	317,844	282,716	225,248
Forward contracts	—	—	(1,732,449)	—	—
Swap contracts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,719)	(452)	(4,504)	(962)	2,171
Net realized gain (loss) on investments and foreign currencies	96,031,125	137,447,188	43,266,083	71,089,877	10,815,589
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	119,768,137	137,442,746	228,753,522	60,851,564	104,988,936
Investments (affiliated)	—	—	438,025	—	—
Futures contracts	—	(15,349)	(30,699)	(45,593)	(79,691)
Forward contracts	—	—	546,870	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Unfunded commitments	—	—	—	332,053	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	955	(344)	1,376	42	962
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	119,769,092	137,427,053	229,709,094	61,138,066	104,910,207
Net realized and unrealized gain (loss) on investments and foreign currencies	215,800,217	274,874,241	272,975,177	132,227,943	115,725,796
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$213,598,934	$274,072,987	$286,759,813	$130,817,491	$117,681,245
* Net of foreign withholding taxes on interest and dividends of	$18,442	$2,983	$123,709	$1,361	$35,902
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2021

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
Investment Income:
Dividends (unaffiliated)	$2,611,625	$8,190,403	$7,029	$—	$11,220,885
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	491	2,291	23,952,185	6,238,938	—
Total investment income*	2,612,116	8,192,694	23,959,214	6,238,938	11,220,885
Expenses:
Investment advisory and management fees	1,842,503	3,404,869	5,910,240	3,621,988	2,901,836
Service Fees:
Class 2	21,210	24,946	30,766	—	18,524
Class 3	23,166	30,402	29,859	926,363	21,255
Transfer agent fees and expenses	1,645	2,093	1,943	2,392	1,160
Custodian and accounting fees	82,621	81,254	285,647	133,248	20,612
Reports to shareholders	15,283	20,923	52,029	33,769	18,631
Audit and tax fees	49,719	98,284	67,426	64,942	43,699
Legal fees	14,943	18,386	28,501	20,031	14,013
Trustees' fees and expenses	5,173	9,355	24,460	16,119	7,214
Interest expense	864	7,731	649	786	—
Other expenses	39,709	56,822	31,927	30,305	28,115
Total expenses before fee waivers, expense reimbursements and fees paid indirectly	2,096,836	3,755,065	6,463,447	4,849,943	3,075,059
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(145,772)	—	(306,544)	(941,840)
Fees paid indirectly (Note 5)	(7,876)	—	—	—	(21,564)
Net expenses	2,088,960	3,609,293	6,463,447	4,543,399	2,111,655
Net investment income (loss)	523,156	4,583,401	17,495,767	1,695,539	9,109,230
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	27,713,839	16,814,924	23,989,351	13,136,032	19,362,329
Investments (affiliated)	—	—	—	—	—
Futures contracts	1,095,103	2,082,364	763,956	2,739,402	—
Forward contracts	—	—	411,615	(21,586,096)	—
Swap contracts	—	—	(5,830,128)	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	145,228	83,277	(658,524)	—
Net realized gain (loss) on investments and foreign currencies	28,808,942	19,042,516	19,418,071	(6,369,186)	19,362,329
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	109,610,812	118,737,025	(12,776,478)	38,885,394	126,195,999
Investments (affiliated)	—	—	—	—	—
Futures contracts	(142,540)	(138,856)	3,598,947	647,917	—
Forward contracts	—	—	(599,037)	8,659,414	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	5,112,484	—	—
Unfunded commitments	77,442	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	17,613	8,745	33,780	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(29,491)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	109,468,272	118,586,291	(4,655,339)	48,226,505	126,195,999
Net realized and unrealized gain (loss) on investments and foreign currencies	138,277,214	137,628,807	14,762,732	41,857,319	145,558,328
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$138,800,370	$142,212,208	$32,258,499	$43,552,858	$154,667,558
* Net of foreign withholding taxes on interest and dividends of	$7,238	$823,866	$3,756	$605	$24,183
** Net of foreign withholding taxes on capital gains of	$—	$1,931	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2021

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
Investment Income:
Dividends (unaffiliated)	$—	$—	$—	$—
Dividends (affiliated)	4,199,552	8,435,716	5,483,794	4,738,512
Interest (unaffiliated)	—	—	—	—
Total investment income*	4,199,552	8,435,716	5,483,794	4,738,512
Expenses:
Investment advisory and management fees	255,292	482,102	298,508	237,294
Service Fees:
Class 2	—	—	—	—
Class 3	637,747	1,204,677	746,001	592,751
Transfer agent fees and expenses	1,047	1,007	1,049	1,196
Custodian and accounting fees	13,349	13,349	13,349	13,349
Reports to shareholders	17,745	28,606	17,405	14,570
Audit and tax fees	33,477	39,054	39,054	39,054
Legal fees	12,311	16,718	12,556	11,315
Trustees' fees and expenses	6,476	12,450	7,740	6,156
Interest expense	—	—	—	—
Other expenses	20,551	21,361	20,296	20,071
Total expenses before fee waivers, expense reimbursements and fees paid indirectly	997,995	1,819,324	1,155,958	935,756
Fees waived and expenses reimbursed by investment advisor (Note 3)	(25,529)	(48,210)	(29,851)	(23,729)
Fees paid indirectly (Note 5)	—	—	—	—
Net expenses	972,466	1,771,114	1,126,107	912,027
Net investment income (loss)	3,227,086	6,664,602	4,357,687	3,826,485
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	—
Investments (affiliated)	5,759,309	14,144,686	8,566,407	5,569,904
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	12,113,987	19,043,183	10,584,130	6,732,102
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	17,873,296	33,187,869	19,150,537	12,302,006
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	—
Investments (affiliated)	70,622,457	107,397,519	55,594,540	31,642,844
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Forward sales contracts	—	—	—	—
Swap contracts	—	—	—	—
Unfunded commitments	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	70,622,457	107,397,519	55,594,540	31,642,844
Net realized and unrealized gain (loss) on investments and foreign currencies	88,495,753	140,585,388	74,745,077	43,944,850
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$91,722,839	$147,249,990	$79,102,764	$47,771,335
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA Multi-Managed Growth		SA Multi-Managed Moderate Growth		SA Multi-Managed Income/Equity
	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2021	For the year ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(239,436)	$(48,039)	$(3,556)	$384,886	$216,704	$585,099
Net realized gain (loss) on investments and foreign currencies	12,506,810	6,799,843	17,414,796	8,515,436	7,996,302	5,197,914
Net unrealized gain (loss) on investments and foreign currencies	12,400,264	(8,722,493)	16,372,547	(10,764,022)	4,998,449	(4,215,050)
Net increase (decrease) in net assets resulting from operations	24,667,638	(1,970,689)	33,783,787	(1,863,700)	13,211,455	1,567,963
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(1,410,153)	(941,075)	(1,102,380)	(800,262)	(833,170)	(493,642)
Distributable earnings — Class 2	(2,502,859)	(1,716,598)	(4,728,038)	(3,436,786)	(3,411,692)	(1,801,863)
Distributable earnings — Class 3	(3,013,507)	(2,096,118)	(3,633,633)	(2,698,542)	(1,904,341)	(1,057,524)
Total distributions to shareholders	(6,926,519)	(4,753,791)	(9,464,051)	(6,935,590)	(6,149,203)	(3,353,029)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(1,661,519)	(3,255,925)	679,782	(5,163,160)	3,393,771	(6,683,359)
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,079,600	(9,980,405)	24,999,518	(13,962,450)	10,456,023	(8,468,425)
NET ASSETS:
Beginning of period	39,156,687	49,137,092	66,785,683	80,748,133	46,959,131	55,427,556
End of period	$55,236,287	$39,156,687	$91,785,201	$66,785,683	$57,415,154	$46,959,131

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Income		SA Putnam Asset Allocation Diversified Growth		SA T. Rowe Price Growth Stock
	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2021	For the year ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$311,189	$654,578	$2,090,630	$2,524,514	$(2,201,283)	$(842,028)
Net realized gain (loss) on investments and foreign currencies	3,847,673	2,592,317	15,949,704	(702,066)	96,031,125	41,953,106
Net unrealized gain (loss) on investments and foreign currencies	2,066,827	(1,521,439)	51,249,426	(19,317,922)	119,769,092	(53,192,557)
Net increase (decrease) in net assets resulting from operations	6,225,689	1,725,456	69,289,760	(17,495,474)	213,598,934	(12,081,479)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(412,472)	(231,673)	(212,269)	(680,663)	(35,426,255)	(27,469,508)
Distributable earnings — Class 2	(2,037,895)	(1,068,592)	(652,736)	(2,239,459)	(4,402,268)	(3,467,546)
Distributable earnings — Class 3	(1,157,864)	(644,346)	(1,451,437)	(4,972,393)	(3,617,611)	(2,913,320)
Total distributions to shareholders	(3,608,231)	(1,944,611)	(2,316,442)	(7,892,515)	(43,446,134)	(33,850,374)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	4,517,947	(7,353,820)	(6,202,745)	11,068,218	(90,124,788)	8,199,813
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,135,405	(7,572,975)	60,770,573	(14,319,771)	80,028,012	(37,732,040)
NET ASSETS:
Beginning of period	37,534,909	45,107,884	151,810,835	166,130,606	364,012,392	401,744,432
End of period	$44,670,314	$37,534,909	$212,581,408	$151,810,835	$444,040,404	$364,012,392

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Large Cap Growth		SA Multi-Managed Large Cap Value		SA Multi-Managed Mid Cap Growth
	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2021	For the year ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(801,254)	$1,035,884	$13,784,636	$12,960,657	$(1,410,452)	$(493,138)
Net realized gain (loss) on investments and foreign currencies	137,447,188	66,145,760	43,266,083	42,617,325	71,089,877	28,161,379
Net unrealized gain (loss) on investments and foreign currencies	137,427,053	(73,480,244)	229,709,094	(141,528,421)	61,138,066	(45,091,938)
Net increase (decrease) in net assets resulting from operations	274,072,987	(6,298,600)	286,759,813	(85,950,439)	130,817,491	(17,423,697)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(59,901,369)	(55,344,237)	(51,381,297)	(55,152,980)	(22,866,374)	(18,858,906)
Distributable earnings — Class 2	(4,904,322)	(3,972,860)	(1,564,372)	(1,852,910)	(3,037,793)	(2,366,970)
Distributable earnings — Class 3	(2,616,217)	(2,098,250)	(761,777)	(967,364)	(1,882,160)	(1,562,239)
Total distributions to shareholders	(67,421,908)	(61,415,347)	(53,707,446)	(57,973,254)	(27,786,327)	(22,788,115)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(125,799,998)	348,962	(16,527,013)	(12,565,146)	(42,113,064)	(2,668,059)
TOTAL INCREASE (DECREASE) IN NET ASSETS	80,851,081	(67,364,985)	216,525,354	(156,488,839)	60,918,100	(42,879,871)
NET ASSETS:
Beginning of period	428,146,318	495,511,303	583,084,566	739,573,405	181,937,139	224,817,010
End of period	$508,997,399	$428,146,318	$799,609,920	$583,084,566	$242,855,239	$181,937,139

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Mid Cap Value		SA Multi-Managed Small Cap		SA Multi-Managed International Equity
	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2021	For the year ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,955,449	$2,765,075	$523,156	$545,094	$4,583,401	$6,806,616
Net realized gain (loss) on investments and foreign currencies	10,815,589	6,694,029	28,808,942	28,865,959	19,042,516	6,510,261
Net unrealized gain (loss) on investments and foreign currencies	104,910,207	(59,198,973)	109,468,272	(80,464,026)	118,586,291	(59,404,388)
Net increase (decrease) in net assets resulting from operations	117,681,245	(49,739,869)	138,800,370	(51,052,973)	142,212,208	(46,087,511)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(9,222,131)	(12,680,991)	(26,750,632)	(17,252,340)	(10,993,940)	(37,640,580)
Distributable earnings — Class 2	(918,696)	(1,407,763)	(1,986,928)	(1,256,806)	(523,599)	(1,987,847)
Distributable earnings — Class 3	(565,259)	(868,334)	(1,286,032)	(833,291)	(365,979)	(1,447,692)
Total distributions to shareholders	(10,706,086)	(14,957,088)	(30,023,592)	(19,342,437)	(11,883,518)	(41,076,119)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(18,374,817)	1,218,171	(9,584,798)	(31,654,484)	(31,611,393)	(66,057,309)
TOTAL INCREASE (DECREASE) IN NET ASSETS	88,600,342	(63,478,786)	99,191,980	(102,049,894)	98,717,297	(153,220,939)
NET ASSETS:
Beginning of period	168,885,245	232,364,031	160,354,031	262,403,925	288,747,089	441,968,028
End of period	$257,485,587	$168,885,245	$259,546,011	$160,354,031	$387,464,386	$288,747,089

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Diversified Fixed Income		SA Wellington Real Return		SA Columbia Focused Value
	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2021	For the year ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$17,495,767	$23,810,903	$1,695,539	$13,096,929	$9,109,230	$4,950,643
Net realized gain (loss) on investments and foreign currencies	19,418,071	15,828,717	(6,369,186)	24,389,071	19,362,329	21,682,806
Net unrealized gain (loss) on investments and foreign currencies	(4,655,339)	18,257,209	48,226,505	(21,024,865)	126,195,999	(68,359,936)
Net increase (decrease) in net assets resulting from operations	32,258,499	57,896,829	43,552,858	16,461,135	154,667,558	(41,726,487)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(42,518,644)	(28,191,817)	(8,208,981)	(1,148,589)	(22,528,690)	(5,277,270)
Distributable earnings — Class 2	(924,053)	(566,207)	—	—	(947,444)	(276,938)
Distributable earnings — Class 3	(521,061)	(335,514)	(13,205,652)	(1,223,857)	(636,918)	(180,767)
Total distributions to shareholders	(43,963,758)	(29,093,538)	(21,414,633)	(2,372,446)	(24,113,052)	(5,734,975)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	93,717,550	(92,918,543)	42,617,190	(144,194,793)	23,944,021	(43,923,503)
TOTAL INCREASE (DECREASE) IN NET ASSETS	82,012,291	(64,115,252)	64,755,415	(130,106,104)	154,498,527	(91,384,965)
NET ASSETS:
Beginning of period	897,231,255	961,346,507	594,655,298	724,761,402	205,075,473	296,460,438
End of period	$979,243,546	$897,231,255	$659,410,713	$594,655,298	$359,574,000	$205,075,473

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Allocation Growth		SA Allocation Moderate Growth
	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2021	For the year ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,227,086	$2,103,625	$6,664,602	$5,779,614
Net realized gain (loss) on investments and foreign currencies	17,873,296	10,711,793	33,187,869	20,959,900
Net unrealized gain (loss) on investments and foreign currencies	70,622,457	(30,680,047)	107,397,519	(48,199,887)
Net increase (decrease) in net assets resulting from operations	91,722,839	(17,864,629)	147,249,990	(21,460,373)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(10,542)	(4,689)	(9,580)	(30,712)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	(13,533,599)	(6,021,253)	(19,860,649)	(23,246,723)
Total distributions to shareholders	(13,544,141)	(6,025,942)	(19,870,229)	(23,277,435)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	49,569,783	55,094,028	(270,933)	(14,705,043)
TOTAL INCREASE (DECREASE) IN NET ASSETS	127,748,481	31,203,457	127,108,828	(59,442,851)
NET ASSETS:
Beginning of period	192,333,745	161,130,288	403,424,054	462,866,905
End of period	$320,082,226	$192,333,745	$530,532,882	$403,424,054

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Allocation Moderate		SA Allocation Balanced
	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2021	For the year ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,357,687	$3,932,013	$3,826,485	$3,371,130
Net realized gain (loss) on investments and foreign currencies	19,150,537	11,721,201	12,302,006	7,009,135
Net unrealized gain (loss) on investments and foreign currencies	55,594,540	(24,566,625)	31,642,844	(12,345,135)
Net increase (decrease) in net assets resulting from operations	79,102,764	(8,913,411)	47,771,335	(1,964,870)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(4,287)	(10,832)	(13,212)	(5,475)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	(11,822,993)	(13,454,633)	(11,533,876)	(7,899,310)
Total distributions to shareholders	(11,827,280)	(13,465,465)	(11,547,088)	(7,904,785)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,575,751)	(15,885,236)	14,738,368	342,203
TOTAL INCREASE (DECREASE) IN NET ASSETS	62,699,733	(38,264,112)	50,962,615	(9,527,452)
NET ASSETS:
Beginning of period	256,805,254	295,069,366	206,279,513	215,806,965
End of period	$319,504,987	$256,805,254	$257,242,128	$206,279,513

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIALS STATEMENTS

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. The Trust consists of 19 separate series or portfolios (each, a "Portfolio," and collectively, the "Portfolios"). Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they are offered through the Variable Contracts issued by life insurance companies affiliated with the Trust's adviser, SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"). SAAMCo and the life companies are indirect wholly-owned subsidiaries of American International Group, Inc., a Delaware corporation ("AIG"). SAAMCo serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas life insurer, The Variable Annuity Life Insurance Company ("VALIC"), a Texas life insurer and The United States Life Insurance Company in The City of New York ("USL"), a New York life insurer. Each of the life insurance companies listed above are collectively referred to as the "Life Companies."

Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees (the "Board"), may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Thirteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolio" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust, SunAmerica Series Trust and Anchor Series Trust (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment goal for each Portfolio is as follows:

Seasons Strategies Portfolios

The SA Multi-Managed Growth Portfolio seeks long-term growth of capital by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.

The SA Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.

The SA Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital by allocating its assets among two distinct, actively-managed investment components, each with a different investment strategy, which include a fixed income component and a growth component.

The SA Multi-Managed Income Portfolio seeks capital preservation by allocating its assets among two distinct, actively-managed investment components, each with a different investment strategy which include a fixed income component and a growth component.

The SA Putnam Asset Allocation Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The SA T. Rowe Price Growth Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.

Seasons Select Portfolios

The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.

The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The SA Wellington Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-indexed bonds issued by the United States and foreign governments and their agencies and instrumentalities, as well as inflation-indexed securities issued by U.S. and foreign corporations.

Seasons Focused Portfolio

The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.

Seasons Managed Allocation Portfolios

The SA Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.

The SA Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The SA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act").

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio's assets and liabilities classified in the fair value hierarchy as of March 31, 2021, is reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter ("OTC") market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps ("swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as

Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the

Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Options: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Diversified Fixed Income used option contracts to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased or to generate income. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Large Cap Growth Portfolios also used option contracts to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying security, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally clear swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Multi-Managed Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Equity Swap Agreements: During the period, the SA Putnam Asset Allocation Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Diversified Fixed Income used interest rate swap agreements, including cross-currency swaps, to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio's financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of March 31, 2021, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended March 31, 2021. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2021, please refer to a schedule at the end of each Portfolio's Portfolio of Investments.

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
	Interest Rate Contracts
Portfolio	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$7,214	$43,696	$—	$—	$703	$—	$—	$—
SA Multi-Managed Moderate Growth	22,338	31,327	—	—	7,242	—	—	—
SA Multi-Managed Income/ Equity	18,034	50,870	—	—	4,149	—	—	—
SA Multi-Managed Income	15,143	—	—	—	4,367	8,677	—	—
SA Putnam Asset Allocation Diversified Growth	3,938	—	—	—	1,195	—	—	—
SA Multi-Managed Diversified Fixed Income	231,390	—	—	—	36,897	—	—	—
SA Wellington Real Return	241,097	—	—	—	33,086	—	—	—
	Equity Contracts
Portfolio	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$1,505	$—	$—	$—	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	3,010	—	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	234,699	174,912	—	—	112,215	—	—	—
SA Multi-Managed Large Cap Growth	1,970	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value	3,940	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	340	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	170	—	—	—	—	—	—	—
SA Multi-Managed Small Cap	15,050	—	—	—	—	—	—	—
SA Multi-Managed International Equity	—	—	—	—	12,250	—	—	—
	Credit Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Diversified Fixed Income	$—	$—	$—	$—	$—	$4,018	$—	$—

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
	Foreign Exchange Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$—	$—	$46,607	$1,860	$—	$—	$—	$10
SA Multi-Managed Moderate Growth	—	—	57,791	13,201	—	—	—	281
SA Multi-Managed Income/ Equity	—	—	28,927	15,062	—	—	—	318
SA Multi-Managed Income	—	—	11,517	13,426	—	—	—	122
SA Putnam Asset Allocation Diversified Growth	—	—	—	135,301	—	—	—	162,751
SA Multi-Managed Large Cap Growth	—	—	286,702	—	—	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	311,936	—	—	—	3,265
SA Multi-Managed Diversified Fixed Income	—	—	—	163,118	—	—	—	4,596
SA Wellington Real Return	—	—	—	1,134,391	—	—	—	85,980

Statement of Assets and Liabilities Location:

(1)  Variation margin on futures contracts

(2)  Unrealized appreciation on swap contracts

(3)  Investments at value (unaffiliated)

(4)  Unrealized appreciation on forward foreign currency contracts

(5)  Unrealized depreciation on swap contracts

(6)  Call and put options written, at value

(7)  Unrealized depreciation on forward foreign currency contracts

(8)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio's Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Multi-Managed Growth	$62,974
SA Multi-Managed Moderate Growth	162,165
SA Multi-Managed Income/Equity	153,838
SA Multi-Managed Income	123,752
SA Putnam Asset Allocation Diversified Growth	(657,609)
SA Multi-Managed Large Cap Growth	1,522
SA Multi-Managed Large Cap Value	3,043
SA Multi-Managed Mid Cap Growth	(7,663)
SA Multi-Managed Mid Cap Value	(3,831)
SA Multi-Managed Small Cap	(36,401)
SA Multi-Managed International Equity	(4,150)
SA Multi-Managed Diversified Fixed Income	2,245,948
SA Wellington Real Return	886,820

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Interest Rate Contracts
SA Multi-Managed Growth	$72,168	$(74,209)	$—	$(1,879)	$—
SA Multi-Managed Moderate Growth	34,973	(190,075)	—	(4,760)	—
SA Multi-Managed Income/Equity	142,563	(225,799)	—	(5,261)	—
SA Multi-Managed Income	167,088	(154,145)	—	(5,261)	—
SA Putnam Asset Allocation Diversified Growth	118,812	—	—	—	—
SA Multi-Managed Diversified Fixed Income	763,956	(5,364,864)	—	(69,639)	—
SA Wellington Real Return	2,739,402	—	—	—	—
	Equity Contracts
SA Multi-Managed Growth	$77,669	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	125,903	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	4,702,781	(675,943)	—	—	—
SA Multi-Managed Large Cap Growth	158,304	—	—	—	—
SA Multi-Managed Large Cap Value	317,844	—	—	—	—
SA Multi-Managed Mid Cap Growth	282,716	—	—	—	—
SA Multi-Managed Mid Cap Value	225,248	—	—	—	—
SA Multi-Managed Small Cap	1,095,103	—	—	—	—
SA Multi-Managed International Equity	2,082,364	—	—	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	$—	$(465,264)	$—	$—	$—
	Foreign Exchange Contracts
SA Multi-Managed Growth	$—	$—	$—	$(26,420)	$21,023
SA Multi-Managed Moderate Growth	—	—	—	(33,271)	62,226
SA Multi-Managed Income/Equity	—	—	—	(17,943)	60,718
SA Multi-Managed Income	—	—	—	(7,326)	66,478
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	249,512
SA Multi-Managed Large Cap Growth	—	—	—	(163,179)	—
SA Multi-Managed Large Cap Value	—	—	—	—	(1,732,449)
SA Multi-Managed Diversified Fixed Income	—	—	—	—	411,615
SA Wellington Real Return	—	—	—	—	(21,586,096)
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA Multi-Managed Growth	$59,731	$109,607	$—	$1,672	$—
SA Multi-Managed Moderate Growth	300,103	203,912	—	4,235	—
SA Multi-Managed Income/Equity	227,906	256,513	—	4,681	—
SA Multi-Managed Income		219,675	152,416	—	4,681
SA Putnam Asset Allocation Diversified Growth	18,866	—	—	—	—
SA Multi-Managed Diversified Fixed Income	3,598,947	5,116,502	—	61,966	—
SA Wellington Real Return	647,917	—	—	—	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Equity Contracts
SA Multi-Managed Growth	$(8,125)	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	(13,832)	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	(563,323)	642,582	—	—	—
SA Multi-Managed Large Cap Growth	(15,349)	—	—	—	—
SA Multi-Managed Large Cap Value	(30,699)	—	—	—	—
SA Multi-Managed Mid Cap Growth	(45,593)	—	—	—	—
SA Multi-Managed Mid Cap Value	(79,691)	—	—	—	—
SA Multi-Managed Small Cap	(142,540)	—	—	—	—
SA Multi-Managed International Equity	(138,856)	—	—	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	$—	$(4,018)	$—	$—	$—
	Foreign Exchange Contracts
SA Multi-Managed Growth	$—	$—	$—	$(138,480)	$(13,811)
SA Multi-Managed Moderate Growth	—	—	—	(174,994)	(27,983)
SA Multi-Managed Income/Equity	—	—	—	(93,717)	(32,541)
SA Multi-Managed Income	—	—	—	(37,826)	(32,665)
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	56,964
SA Multi-Managed Large Cap Growth	—	—	—	(882,718)	—
SA Multi-Managed Large Cap Value	—	—	—	—	546,870
SA Multi-Managed Diversified Fixed Income	—	—	—	—	(599,037)
SA Wellington Real Return	—	—	—	—	8,659,414

Statement of Operations Location:

(1)  Net realized gain (loss) on futures contracts

(2)  Net realized gain (loss) on swap contracts

(3)  Net realized gain (loss) on written options contracts

(4)  Net realized gain (loss) on investments

(5)  Net realized gain (loss) on forward contracts

(6)  Change in unrealized appreciation (depreciation) on futures contracts

(7)  Change in unrealized appreciation (depreciation) on swap contracts

(8)  Change in unrealized appreciation (depreciation) on written options contracts

(9)  Change in unrealized appreciation (depreciation) on investments

(10)  Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the year ended March 31, 2021.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(1)	Purchased Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Swap Contracts(1)	Total Return Swap Contracts(2)
SA Multi-Managed Growth Portfolio .	$3,715,149	$208,406	$37,778	$344,956	$—	$—
SA Multi-Managed Moderate Growth Portfolio	16,711,782	699,818	47,638	719,120	—	—
SA Multi-Managed Income/Equity Portfolio	10,479,294	870,835	25,457	866,222	—	—
SA Multi-Managed Income Portfolio .	10,467,638	751,657	10,302	809,041	—	—
SA Putnam Asset Allocation: Diversified Growth Portfolio	29,111,900	9,618,239	—	—	—	13,141,720
SA Multi-Managed Large Cap Growth Portfolio	343,896	—	240,341	—	—	—
SA Multi-Managed Large Cap Value Portfolio	687,792	22,579,357	—	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	410,468	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	205,234	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio	1,646,028	—	—	—	—	—
SA Multi-Managed International Equity Portfolio	5,718,581	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	102,242,606	7,930,307	483	16,658,493	6,055,083	—
SA Wellington Real Return Portfolio	98,589,820	220,275,574	—	—	—	—

(1) Amounts represent notional amounts in US dollars.

(2) Amounts represent values in US dollars.

The following tables set forth the Portfolios' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of March 31, 2021. The repurchase agreements held by the Portfolios as of March 31, 2021, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios' holdings in repurchase agreements.

	SA Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$23,891	$23,891	$—	$—	$—	$—	$23,891	$—	$23,891
Goldman Sachs International	187	—	22,603	22,790	10	—	—	10	22,780	—	22,780
Morgan Stanley & Co., Inc.	1,462	—	—	1,462	—	—	—	—	1,462	—	1,462
NatWest Markets PLC	—	—	113	113	—	—	—	—	113	(113)	—
Toronto Dominion Bank	211	—	—	211	—	—	—	—	211	—	211
Total	$1,860	$—	$46,607	$48,467	$10	$—	$—	$10	$48,457	$(113)	$48,344

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$29,602	$29,602	$—	$—	$—	$—	$29,602	$—	$29,602
Canadian Imperial Bank of Commerce	1,104	—	—	1,104	—	—	—	—	1,104	—	1,104
Citibank N.A.	—	—	—	—	262	—	—	262	(262)	—	(262)
Goldman Sachs International	495	—	28,047	28,542	19	—	—	19	28,523	—	28,523
Morgan Stanley & Co., Inc.	10,980	—	—	10,980	—	—	—	—	10,980	—	10,980
NatWest Markets PLC	—	—	142	142	—	—	—	—	142	(142)	—
Toronto Dominion Bank	622	—	—	622	—	—	—	—	622	—	622
Total	$13,201	$—	$57,791	$70,992	$281	$—	$—	$281	$70,711	$(142)	$70,569

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$15,183	$15,183	$—	$—	$—	$—	$15,183	$—	$15,183
Canadian Imperial Bank of Commerce	1,103	—	—	1,103	—	—	—	—	1,103	—	1,103
Citibank N.A.	—	—	—	—	300	—	—	300	(300)	—	(300)
Goldman Sachs International	554	—	13,667	14,221	18	—	—	18	14,203	—	14,203
Morgan Stanley & Co., Inc.	12,729	—	—	12,729	—	—	—	—	12,729	—	12,729
NatWest Markets PLC	—	—	77	77	—	—	—	—	77	—	77
Toronto Dominion Bank	676	—	—	676	—	—	—	—	676	—	676
Total	$15,062	$—	$28,927	$43,989	$318	$—	$—	$318	$43,671	$—	$43,671

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$6,036	$6,036	$—	$—	$—	$—	$6,036	$—	$6,036
Canadian Imperial Bank of Commerce	1,104	—	—	1,104	—	—	—	—	1,104	—	1,104
Citibank N.A.	—	—	—	—	104	—	—	104	(104)	—	(104)
Goldman Sachs International	540	—	5,451	5,991	18	—	—	18	5,973	—	5,973
Morgan Stanley & Co., Inc.	11,106	—	—	11,106	—	—	—	—	11,106	—	11,106
NatWest Markets PLC	—	—	30	30	—	—	—	—	30	—	30
Toronto Dominion Bank	676	—	—	676	—	—	—	—	676	—	676
Total	$13,426	$—	$11,517	$24,943	$122	$—	$—	$122	$24,821	$—	$24,821

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$22	$—	$—	$22	$—	$—	$—	$—	$22	$—	$22
Citibank N.A.	11,615	149,996	—	161,611	9,097	—	—	9,097	152,514	—	152,514
Goldman Sachs International	—	24,916	—	24,916	13,258	—	—	13,258	11,658	—	11,658
HSBC Bank USA	8,793	—	—	8,793	12,123	—	—	12,123	(3,330)	—	(3,330)
JPMorgan Chase Bank	10,006	—	—	10,006	44,756	—	—	44,756	(34,750)	—	(34,750)
Morgan Stanley & Co., Inc.	52,555	—	—	52,555	—	—	—	—	52,555	—	52,555
NatWest Markets PLC	13,336	—	—	13,336	6,559	—	—	6,559	6,777	—	6,777
State Street Bank and Trust Co.	6,657	—	—	6,657	39,347	—	—	39,347	(32,690)	—	(32,690)
Toronto Dominion Bank	22,589	—	—	22,589	—	—	—	—	22,589	—	22,589
UBS AG	9,554	—	—	9,554	6,083	—	—	6,083	3,471	—	3,471
Westpac Banking Corp.	174	—	—	174	31,528	—	—	31,528	(31,354)	—	(31,354)
Total	$135,301	$174,912	$—	$310,213	$162,751	$—	$—	$162,751	$147,462	$—	$147,462

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$159,986	$159,986	$—	$—	$—	$—	$159,986	$(152,000)	$7,986
Goldman Sachs International	—	—	125,963	125,963	—	—	—	—	125,963	—	125,963
Natwest Markets PLC	—	—	753	753	—	—	—	—	753	(753)	—
Total	$—	$—	$286,702	$286,702	$—	$—	$—	$—	$286,702	$(152,753)	$133,949

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$25,924	$—	$—	$25,924	$2,879	$—	$—	$2,879	$23,045	$—	$23,045
Credit Suisse AG	165,487	—	—	165,487	—	—	—	—	165,487	—	165,487
JPMorgan Chase Bank	84,112	—	—	84,112	—	—	—	—	84,112	—	84,112
Morgan Stanley & Co., Inc.	36,413	—	—	36,413	386	—	—	386	36,027	—	36,027
Total	$311,936	$—	$—	$311,936	$3,265	$—	$—	$3,265	$308,671	$—	$308,671

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Australia and New Zealand Banking Group	$5,827	$—	$—	$5,827	$—	$—	$—	$—	$5,827	$—	$5,827
Barclays Bank PLC	2,287	—	—	2,287	—	—	—	—	2,287	—	2,287
Canadian Imperial Bank of Commerce	6,426	—	—	6,426	—	—	—	—	6,426	—	6,426
Citibank N.A.	3,890	—	—	3,890	—	—	—	—	3,890	—	3,890
Credit Agricole Corporate and Investment Bank	588	—	—	588	—	—	—	—	588	—	588
Goldman Sachs International	—	—	—	—	254	—	—	254	(254)	—	(254)
Morgan Stanley & Co., Inc.	129,471	—	—	129,471	—	—	—	—	129,471	—	129,471

	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Standard Chartered Bank	$—	$—	$—	$—	$4,342	$—	$—	$4,342	$(4,342)	$—	$(4,342)
State Street Bank and Trust Co.	1,399	—	—	1,399	—	—	—	—	1,399	—	1,399
Toronto Dominion Bank	8,575	—	—	8,575	—	—	—	—	8,575	—	8,575
UBS AG	4,655	—	—	4,655	—	—	—	—	4,655	—	4,655
Total	$163,118	$—	$—	$163,118	$4,596	$—	$—	$4,596	$158,522	$—	$158,522

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Wellington Real Return Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$23,361	$—	$—	$23,361	$(23,361)	$—	$(23,361)
JPMorgan Chase Bank	379,449	—	—	379,449	—	—	—	—	379,449	—	379,449
Morgan Stanley & Co., Inc.	3,793	—	—	3,793	62,619	—	—	62,619	(58,826)	—	(58,826)
UBS AG	751,149	—	—	751,149	—	—	—	—	751,149	—	751,149
Total	$1,134,391	$—	$—	$1,134,391	$85,980	$—	$—	$85,980	$1,048,411	$—	$1,048,411

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of March 31, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.22%	$230,000
SA Multi-Managed Moderate Growth	0.48	510,000
SA Multi-Managed Income/Equity	0.53	560,000
SA Multi-Managed Income	1.17	1,230,000
SA Multi-Managed Large Cap Value	0.63	660,000
SA Multi-Managed Mid Cap Growth	0.19	205,000
SA Multi-Managed Diversified Fixed Income	1.21	1,280,000
SA Wellington Real Return	3.74	3,945,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $105,370,000, a repurchase price of $105,370,015, and a maturity date of April 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	08/15/2028	$97,841,000	$108,116,185

As of March 31, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.21%	$155,000
SA Multi-Managed Moderate Growth	0.47	355,000
SA Multi-Managed Income/Equity	0.52	390,000
SA Multi-Managed Income	1.15	860,000
SA Multi-Managed Large Cap Value	0.61	460,000
SA Multi-Managed Mid Cap Growth	0.18	135,000
SA Multi-Managed Diversified Fixed Income	1.20	900,000
SA Wellington Real Return	3.74	2,805,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 31, 2021, bearing interest at a rate of 0.05% per annum, with a principal amount of $75,000,000, a repurchase price of $75,000,021, and a maturity date of April 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	08/15/2048	$67,550,000	$76,446,202

As of March 31, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.21%	$135,000
SA Multi-Managed Moderate Growth	0.47	305,000
SA Multi-Managed Income/Equity	0.52	340,000
SA Multi-Managed Income	1.15	745,000
SA Multi-Managed Large Cap Value	0.62	400,000
SA Multi-Managed Mid Cap Growth	0.18	120,000
SA Multi-Managed Diversified Fixed Income	1.20	780,000
SA Wellington Real Return	3.74	2,430,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,009, and a maturity date of April 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.75%	08/15/2042	$61,376,600	$66,297,550

As of March 31, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.21%	$210,000
SA Multi-Managed Moderate Growth	0.47	470,000
SA Multi-Managed Income/Equity	0.52	520,000
SA Multi-Managed Income	1.15	1,150,000
SA Multi-Managed Large Cap Value	0.62	615,000
SA Multi-Managed Mid Cap Growth	0.19	185,000
SA Multi-Managed Diversified Fixed Income	1.20	1,200,000
SA Wellington Real Return	3.74	3,740,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $100,000,000, a repurchase price of $100,000,014, and a maturity date of April 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.13%	07/15/2023	$102,204,000	$102,071,128

As of March 31, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.21%	$210,000
SA Multi-Managed Moderate Growth	0.47	470,000
SA Multi-Managed Income/Equity	0.52	520,000
SA Multi-Managed Income	1.15	1,150,000
SA Multi-Managed Large Cap Value	0.62	615,000
SA Multi-Managed Mid Cap Growth	0.19	185,000
SA Multi-Managed Diversified Fixed Income	1.20	1,200,000
SA Wellington Real Return	3.74	3,740,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 31, 2021, bearing interest at a rate of 0.01% per annum, with a principal amount of $100,000,000 a repurchase price of $100,000,014, and a maturity date of April 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	03/31/2028	$102,945,000	$102,015,577

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Loans: Certain Portfolios may invest in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries' tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Distributions received from Real Estate Investment Trust ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

LIBOR Risk: A Portfolio's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR's administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates. It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio's performance and/or net asset value.

Recent Accounting and Regulatory Developments:  In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018–13 "Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Adoption of the ASU had no material impact on the Portfolios.

In March 2020, the FASB issued ASU No. 2020-04 "Facilitation of the Effects of Reference Rate Reform on Financial Reporting", which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the "Rule"). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board's assignment of its responsibility for the execution of valuation-related activities to a fund's investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Portfolios.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
SA Multi-Managed Growth(1)	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
SA Multi-Managed Moderate Growth(2)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%

Portfolio	Assets	Management Fees
SA Multi-Managed Income/Equity(3)	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
SA Multi-Managed Income(4)	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
SA Putnam Asset Allocation Diversified Growth(5)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA T. Rowe Price Growth Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Large Cap Growth(6), SA Multi-Managed Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%
SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value,	0-$250 million	0.85%
SA Multi-Managed Small Cap	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed International Equity(7)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
SA Multi-Managed Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
SA Wellington Real Return(8)	0-$500 million	0.60%
	>$500 million	0.55%
SA Columbia Focused Value(9)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Allocation Growth(10), SA Allocation Moderate Growth(10),
SA Allocation Moderate(10), SA Allocation Balanced(10)	>0	0.10%

(1)  The Advisor has agreed to waive its advisor fee for the SA Multi-Managed Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.82% on the first $250 million, 0.77% on the next $250 million and 0.72% above $500 million. For the year ended March 31, 2021, the amount of advisor fees waived was $36,207.

(2)  The Advisor has agreed to waive its advisor fee for the SA Multi-Managed Moderate Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.80% on the first $250 million, 0.75% on the next $250 million and 0.70% above $500 million. For the year ended March 31, 2021, the amount of advisor fees waived was $42,690.

(3)  The Advisor has agreed to waive its advisor fee for the SA Multi-Managed Income/Equity Portfolio so that the advisory fee payable on average daily net assets equals 0.77% on the first $250 million, 0.72% on the next $250 million and 0.67% above $500 million. For the year ended March 31, 2021, the amount of advisor fees waived was $22,235.

(4)  The Advisor has agreed to waive its advisor fee for the SA Multi-Managed Income Portfolio so that the advisory fee payable on average daily net assets equals 0.74% on the first $250 million, 0.69% on the next $250 million and 0.64% above $500 million. For the year ended March 31, 2021, the amount of advisor fees waived was $12,796.

(5)  The Advisor has agreed, until further notice, to waive its advisory fees for the SA Putnam Asset Allocation Diversified Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.70% on the first $250 million, 0.65% on the next $250 million, and 0.60% above $500 million. For the year ended March 31, 2021, the amount of advisor fees waived was $288,313.

(6)  The Advisor has agreed to waive its advisor fee for the SA Multi-Managed Large Cap Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.73% on the first $250 million, 0.67% on the next $250 million and 0.58% above $500 million. For the year ended March 31, 2021, the amount of advisor fees waived was $412,474.

(7)  The Adviser contractually agreed to waive its advisory fees for the SA Multi-Managed International Equity Portfolio so that the advisory fee on average daily net assets equals 0.91% on the first $250 million, 0.86% on the next $250 million, and 0.81% above $500 million. For the year ended March 31, 2021, the amount of advisory fees waived was $145,772.

(8)  The Adviser voluntarily agreed to waive 0.05% of advisory fees for the SA Wellington Real Return Portfolio. For the year ended March 31, 2021, the amount of advisory fees waived was $306,544.

(9)  The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets. For the year ended March 31, 2021, the amount of advisory fees waived was $941,840.

(10)  The Adviser contractually agreed to waive its advisory fee for the SA Allocation Growth, SA Allocation Moderate Growth, SA Allocation Moderate and SA Allocation Balanced Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets. For the year ended March 31, 2021, the amount of advisory fees waived was $25,529, $48,210, $29,851 and $23,729, respectively.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser/Adviser
SA Multi-Managed Growth	Morgan Stanley J.P. Morgan WMC
SA Multi-Managed Moderate Growth	Morgan Stanley J.P. Morgan WMC
SA Multi-Managed Income/Equity	Morgan Stanley WMC
SA Multi-Managed Income	Morgan Stanley WMC
SA Putnam Asset Allocation Diversified Growth	Putnam Investment Management, LLC
SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
SA Multi-Managed Large Cap Growth	Goldman Sachs Asset Management, L.P. Morgan Stanley SAAMCo
SA Multi-Managed Large Cap Value	SAAMCo American Century Investment Management, Inc. WMC
SA Multi-Managed Mid Cap Growth	SAAMCo T. Rowe Price WMC
SA Multi-Managed Mid Cap Value	T. Rowe Price Massachusetts Financial Services Company SAAMCo
SA Multi-Managed Small Cap	Schroder Investment Management J.P. Morgan SAAMCo
SA Multi-Managed International Equity	Schroder Investment Management T. Rowe Price SAAMCo
SA Multi-Managed Diversified Fixed Income	PineBridge WMC
SA Wellington Real Return	WMC
SA Columbia Focused Value	Columbia
SA Allocation Growth	SAAMCo
SA Allocation Moderate Growth	SAAMCo
SA Allocation Moderate	SAAMCo
SA Allocation Balanced	SAAMCo

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company ("VRSCO"), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Serivces provided, pursuant to the agreement, which is allocated based on shareholder accounts. For the year ended March 31, 2021 transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. For the year ended March 31, 2021, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, straddle loss deferrals, inflation securities, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2021
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$7,062,075	$5,357,630	$10,241,434	$887,668	$6,038,851
SA Multi-Managed Moderate Growth	10,348,852	7,103,224	13,829,168	1,919,662	7,544,389
SA Multi-Managed Income/Equity	4,996,941	3,267,824	4,285,069	2,223,705	3,925,498
SA Multi-Managed Income	2,628,956	1,446,971	2,087,295	1,830,327	1,777,904
SA Putnam Asset Allocation Diversified Growth	10,259,706	6,883,497	42,301,231	2,316,442	—
SA T. Rowe Price Growth Stock	20,232,909	72,710,434	176,902,087	99,819	43,346,315
SA Multi-Managed Large Cap Growth	46,890,880	89,596,767	181,089,589	6,553,237	60,868,671
SA Multi-Managed Large Cap Value	30,689,886	25,961,737	136,500,604	29,782,746	23,924,700
SA Multi-Managed Mid Cap Growth	24,297,947	45,752,085	71,654,861	1,601,164	26,185,163
SA Multi-Managed Mid Cap Value	4,472,225	8,550,238	60,003,090	2,762,847	7,943,239
SA Multi-Managed Small Cap	11,656,446	17,507,920	66,230,224	576,238	29,447,354
SA Multi-Managed International Equity	9,909,532	14,385,704	79,300,665	6,272,874	5,610,644
SA Multi-Managed Diversified Fixed Income	31,186,325	7,591,726	16,054,822	42,826,731	1,137,027
SA Wellington Real Return	16,873,232	—	16,113,540	21,414,633	—
SA Columbia Focused Value	9,946,777	18,901,707	112,015,036	5,307,266	18,805,786
SA Allocation Growth	5,683,785	16,026,637	36,539,271	2,367,128	11,177,013
SA Allocation Moderate Growth	10,234,671	29,923,757	59,887,167	173,160	19,697,069
SA Allocation Moderate	6,668,931	16,394,144	29,703,939	84,116	11,743,164
SA Allocation Balanced	2,740,453	8,347,684	17,265,481	2,938,089	8,608,999

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2020
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$219,400	$4,534,391
SA Multi-Managed Moderate Growth	859,572	6,076,018
SA Multi-Managed Income/Equity	1,016,806	2,336,223
SA Multi-Managed Income	1,041,462	903,149
SA Putnam Asset Allocation Diversified Growth	2,047,258	5,845,257
SA T. Rowe Price Growth Stock	—	33,850,374
SA Multi-Managed Large Cap Growth	2,151,774	59,263,573
SA Multi-Managed Large Cap Value	21,597,978	36,375,276
SA Multi-Managed Mid Cap Growth	282,502	22,505,613
SA Multi-Managed Mid Cap Value	4,440,112	10,516,976
SA Multi-Managed Small Cap	537,990	18,804,447
SA Multi-Managed International Equity	14,777,222	26,298,897
SA Multi-Managed Diversified Fixed Income	29,093,538	—
SA Wellington Real Return	2,372,446	—
SA Columbia Focused Value.	1,384,415	4,350,560
SA Allocation Growth	20,885	6,005,057
SA Allocation Moderate Growth	6,509,526	16,767,909
SA Allocation Moderate	4,319,449	9,146,016
SA Allocation Balanced	3,496,321	4,408,464

The Portfolios indicated below utilized capital loss carryforwards which offset net taxable gains in the year ended March 31, 2021.

Portfolio	Capital Loss Carryforward Utilized
SA Multi-Managed Growth	$—
SA Multi-Managed Moderate Growth	—
SA Multi-Managed Income/Equity	—
SA Multi-Managed Income	—
SA Putnam Asset Allocation Diversified Growth	598,357
SA T. Rowe Price Growth Stock	—
SA Multi-Managed Large Cap Growth	—
SA Multi-Managed Large Cap Value	—
SA Multi-Managed Mid Cap Growth	—
SA Multi-Managed Mid Cap Value	—
SA Multi-Managed Small Cap	—
SA Multi-Managed International Equity	—
SA Multi-Managed Diversified Fixed Income	—
SA Wellington Real Return	—
SA Columbia Focused Value	—
SA Allocation Growth	—
SA Allocation Moderate Growth	—
SA Allocation Moderate	—
SA Allocation Balanced	—

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring the first day of the following year. For the fiscal year ended March 31, 2021, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Multi-Managed Growth	$—	$—	$—
SA Multi-Managed Moderate Growth	—	—	—
SA Multi-Managed Income/Equity	—	—	—
SA Multi-Managed Income	—	—	—
SA Putnam Asset Allocation Diversified Growth	—	—	—
SA T. Rowe Price Growth Stock	597,478	—	—
SA Multi-Managed Large Cap Growth	—	—	—
SA Multi-Managed Large Cap Value	—	—	—
SA Multi-Managed Mid Cap Growth	486,263	—	—
SA Multi-Managed Mid Cap Value	—	—	—
SA Multi-Managed Small Cap	—	—	—
SA Multi-Managed International Equity	—	—	—
SA Multi-Managed Diversified Fixed Income	—	—	—
SA Wellington Real Return	—	—	—
SA Columbia Focused Value	—	—	—
SA Allocation Growth	—	—	—
SA Allocation Moderate Growth	—	—	—
SA Allocation Moderate	—	—	—
SA Allocation Balanced	—	—	—

For the period ended March 31, 2021, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, derivative transactions, investments in partnerships, investments in passive foreign investment companies, paydown losses and investments in real estate investment trusts, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Paid-in Capital
SA Multi-Managed Growth	$166,305	$(166,306)	$1
SA Multi-Managed Moderate Growth	(37,896)	37,801	95
SA Multi-Managed Income/Equity	8,935	(8,935)	—
SA Multi-Managed Income	(10,345)	10,345	—
SA Putnam Asset Allocation Diversified Growth	(211,972)	211,972	—
SA T. Rowe Price Growth Stock	1,603,805	(1,603,805)	—
SA Multi-Managed Large Cap Growth	527,567	(527,567)	—
SA Multi-Managed Large Cap Value	(1,734,121)	1,734,121	—
SA Multi-Managed Mid Cap Growth	886,364	(886,364)	—
SA Multi-Managed Mid Cap Value	112,488	(112,488)	—
SA Multi-Managed Small Cap	(63,569)	63,569	—
SA Multi-Managed International Equity	386,058	(386,057)	(1)
SA Multi-Managed Diversified Fixed Income	(154,564)	154,563	1
SA Wellington Real Return	(22,670,414)	22,670,414	—
SA Columbia Focused Value	5,934	(5,934)	—
SA Allocation Growth	1,800,533	(1,800,533)	—
SA Allocation Moderate Growth	3,359,609	(3,359,609)	—
SA Allocation Moderate	2,133,361	(2,133,359)	(2)
SA Allocation Balanced	1,693,113	(1,693,113)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA Multi-Managed Growth	$11,446,288	$(1,204,792)	$10,241,496	$49,850,577
SA Multi-Managed Moderate Growth	15,663,262	(1,833,980)	13,829,282	91,146,151
SA Multi-Managed Income/Equity	5,448,258	(1,163,092)	4,285,166	67,860,397
SA Multi-Managed Income	2,884,252	(796,884)	2,087,368	56,367,733
SA Putnam Asset Allocation Diversified Growth	46,213,182	(3,870,630)	42,342,552	176,794,883
SA T. Rowe Price Growth Stock	180,694,072	(3,792,020)	176,902,052	265,524,308
SA Multi-Managed Large Cap Growth	184,913,444	(3,823,848)	181,089,596	327,738,430
SA Multi-Managed Large Cap Value	156,058,229	(19,558,418)	136,499,811	658,055,202
SA Multi-Managed Mid Cap Growth	79,921,358	(8,598,603)	71,322,755	170,901,101
SA Multi-Managed Mid Cap Value	65,576,305	(5,573,846)	60,002,459	197,558,427
SA Multi-Managed Small Cap	73,275,480	(7,122,679)	66,152,801	193,192,759
SA Multi-Managed International Equity	94,342,897	(15,029,468)	79,313,429	303,578,266
SA Multi-Managed Diversified Fixed Income	31,135,305	(15,082,038)	16,053,267	1,137,873,249
SA Wellington Real Return	26,066,111	(9,962,054)	16,104,057	630,018,941
SA Columbia Focused Value	117,631,513	(5,616,480)	112,015,033	247,258,885
SA Allocation Growth	39,490,667	(2,951,396)	36,539,271	283,688,457
SA Allocation Moderate Growth	63,468,148	(3,580,981)	59,887,167	470,864,045
SA Allocation Moderate	32,864,900	(3,160,961)	29,703,939	289,948,516
SA Allocation Balanced	19,793,712	(2,528,231)	17,265,481	240,102,801

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the year ended March 31, 2021, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2021 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA Multi-Managed Growth	$34,202,533	$48,871,063	$5,167,920	$667,662
SA Multi-Managed Moderate Growth	53,796,785	73,743,424	10,584,385	1,756,552
SA Multi-Managed Income/Equity	29,085,499	38,267,604	8,909,282	2,441,858
SA Multi-Managed Income	19,357,661	23,891,598	5,429,738	2,387,104
SA Putnam Asset Allocation Diversified Growth	101,770,958	105,511,453	33,877,407	39,102,751
SA T. Rowe Price Growth Stock	139,346,818	270,859,705	—	—
SA Multi-Managed Large Cap Growth	233,273,723	431,791,780	—	—
SA Multi-Managed Large Cap Value	314,763,704	374,867,303	—	—
SA Multi-Managed Mid Cap Growth	151,458,455	220,235,095	—	—
SA Multi-Managed Mid Cap Value	61,388,479	91,816,178	—	—
SA Multi-Managed Small Cap	116,216,609	148,987,211	—	—
SA Multi-Managed International Equity	79,003,837	120,242,159	—	—
SA Multi-Managed Diversified Fixed Income	307,561,795	309,981,735	200,458,346	124,632,584
SA Wellington Real Return	64,436,383	76,483,433	213,853,601	249,460,700

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA Columbia Focused Value Portfolio	$107,848,349	$99,001,185	$—	$—
SA Allocation Growth	108,735,934	73,670,554	—	—
SA Allocation Moderate Growth	110,679,114	132,592,130	—	—
SA Allocation Moderate	72,323,684	89,864,578	—	—
SA Allocation Balanced	74,827,847	72,558,455	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	SA Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,192	$253,632	16,942	$274,077	23,481	$485,101	31,916	$498,171
Reinvested dividends	68,521	1,410,153	60,597	941,075	121,853	2,502,859	110,534	1,716,598
Shares redeemed	(78,609)	(1,584,897)	(90,537)	(1,433,931)	(160,904)	(3,202,953)	(237,883)	(3,815,903)
Net increase (decrease)	2,104	$78,888	(12,998)	$(218,779)	(15,570)	$(214,993)	(95,433)	$(1,601,134)
	SA Multi-Managed Growth Portfolio
	Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	35,860	$707,999	50,371	$810,057
Reinvested dividends	147,216	3,013,507	135,233	2,096,118
Shares redeemed	(270,026)	(5,246,920)	(271,314)	(4,342,187)
Net increase (decrease)	(86,950)	$(1,525,414)	(85,710)	$(1,436,012)
	SA Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19,306	$301,498	18,361	$230,152	62,422	$973,340	89,919	$1,101,669
Reinvested dividends	71,490	1,102,380	65,919	800,262	307,215	4,728,038	283,329	3,436,786
Shares redeemed	(79,168)	(1,178,387)	(139,621)	(1,720,433)	(388,132)	(5,765,636)	(470,433)	(5,655,124)
Net increase (decrease)	11,628	$225,491	(55,341)	$(690,019)	(18,495)	$(64,258)	(97,185)	$(1,116,669)
	SA Multi-Managed Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	89,323	$1,313,575	126,151	$1,593,406
Reinvested dividends	236,257	3,633,633	222,652	2,698,542
Shares redeemed	(299,118)	(4,428,659)	(622,187)	(7,648,420)
Net increase (decrease)	26,462	$518,549	(273,384)	$(3,356,472)

	SA Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	63,515	$837,309	35,049	$392,104	336,386	$4,344,874	179,749	$2,006,944
Reinvested dividends	65,244	833,170	44,715	493,642	267,374	3,411,692	163,360	1,801,863
Shares redeemed	(114,367)	(1,494,473)	(187,302)	(2,079,716)	(420,133)	(5,352,635)	(725,524)	(8,058,968)
Net increase (decrease)	14,392	$176,006	(107,538)	$(1,193,970)	183,627	$2,403,931	(382,415)	$(4,250,161)
	SA Multi-Managed Income/Equity Portfolio
	Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	183,720	$2,394,998	130,931	$1,467,074
Reinvested dividends	149,126	1,904,341	95,790	1,057,524
Shares redeemed	(269,118)	(3,485,505)	(344,021)	(3,763,826)
Net increase (decrease)	63,728	$813,834	(117,300)	$(1,239,228)
	SA Multi-Managed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	75,900	$963,752	27,125	$303,426	348,335	$4,390,557	99,547	$1,114,529
Reinvested dividends	34,032	412,472	20,815	231,673	168,282	2,037,895	96,096	1,068,592
Shares redeemed	(72,630)	(911,730)	(122,934)	(1,378,865)	(309,270)	(3,898,174)	(517,356)	(5,753,667)
Net increase (decrease)	37,302	$464,494	(74,994)	$(843,766)	207,347	$2,530,278	(321,713)	$(3,570,546)
	SA Multi-Managed Income Portfolio
	Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	252,694	$3,126,228	131,976	$1,503,803
Reinvested dividends	95,533	1,157,864	57,893	644,346
Shares redeemed	(222,886)	(2,760,917)	(461,894)	(5,087,657)
Net increase (decrease)	125,341	$1,523,175	(272,025)	$(2,939,508)
	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	133,525	$1,637,325	120,619	$1,219,584	360,416	$4,321,302	482,921	$4,853,916
Reinvested dividends	15,216	212,269	57,587	680,663	46,791	652,736	189,303	2,239,459
Shares redeemed	(220,531)	(2,860,108)	(211,975)	(2,523,662)	(758,439)	(9,842,598)	(727,331)	(8,596,659)
Net increase (decrease)	(71,790)	$(1,010,514)	(33,769)	$(623,415)	(351,232)	$(4,868,560)	(55,107)	$(1,503,284)

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	1,177,466	$14,662,382	1,794,220	$20,214,599
Reinvested dividends	104,420	1,451,437	421,747	4,972,393
Shares redeemed	(1,288,871)	(16,437,490)	(1,033,130)	(11,992,075)
Net increase (decrease)	(6,985)	$(323,671)	1,182,837	$13,194,917
	SA T. Rowe Price Growth Stock Portfolio
	Class 1				Class 2
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	365,871	$10,236,550	1,580,714	$32,969,777	35,209	$922,499	174,652	$3,212,808
Reinvested dividends	1,231,361	35,426,255	1,220,325	27,469,508	160,725	4,402,268	160,832	3,467,546
Shares redeemed	(4,478,013)	(124,140,165)	(2,141,667)	(49,594,751)	(456,533)	(12,030,997)	(351,420)	(7,814,882)
Net increase (decrease)	(2,880,781)	$(78,477,360)	659,372	$10,844,534	(260,599)	$(6,706,230)	(15,936)	$(1,134,528)
	SA T. Rowe Price Growth Stock Portfolio
	Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	41,711	$1,065,509	148,670	$2,773,194
Reinvested dividends	136,257	3,617,611	138,795	2,913,320
Shares redeemed	(377,551)	(9,624,318)	(334,942)	(7,196,707)
Net increase (decrease)	(199,583)	$(4,941,198)	(47,477)	$(1,510,193)
	SA Multi-Managed Large Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	503,180	$9,349,565	1,166,543	$14,876,582	74,876	$1,251,372	34,964	$491,323
Reinvested dividends	3,236,163	59,901,369	4,042,676	55,344,237	273,069	4,904,322	298,039	3,972,860
Shares redeemed	(11,055,234)	(194,609,631)	(4,553,493)	(66,551,173)	(366,429)	(6,537,900)	(443,345)	(6,060,127)
Net increase (decrease)	(7,315,891)	$(125,358,697)	655,726	$3,669,646	(18,484)	$(382,206)	(110,342)	$(1,595,944)

	SA Multi-Managed Large Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	53,467	$917,971	7,057	$101,984
Reinvested dividends	147,976	2,616,217	159,442	2,098,250
Shares redeemed	(209,246)	(3,593,283)	(276,815)	(3,924,974)
Net increase (decrease)	(7,803)	$(59,095)	(110,316)	$(1,724,740)
	SA Multi-Managed Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,850,743	$39,175,079	3,881,586	$44,933,781	104,627	$1,571,856	23,556	$332,800
Reinvested dividends	3,323,499	51,381,298	3,618,962	55,152,980	101,254	1,564,372	121,662	1,852,910
Shares redeemed	(7,134,845)	(105,989,097)	(7,241,389)	(109,452,059)	(213,060)	(3,147,324)	(270,710)	(4,020,345)
Net increase (decrease)	(960,603)	$(15,432,720)	259,159	$(9,365,298)	(7,179)	$(11,096)	(125,492)	$(1,834,635)
	SA Multi-Managed Large Cap Value Portfolio
	Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	25,930	$362,614	20,125	$280,158
Reinvested dividends	49,274	761,776	63,517	967,364
Shares redeemed	(148,222)	(2,207,587)	(169,706)	(2,612,735)
Net increase (decrease)	(73,018)	$(1,083,197)	(86,064)	$(1,365,213)
	SA Multi-Managed Mid Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	63,986	$1,539,684	311,955	$4,933,898	24,633	$495,413	11,738	$193,687
Reinvested dividends	885,950	22,866,374	1,001,004	18,858,906	125,841	3,037,793	133,275	2,366,970
Shares redeemed	(2,888,505)	(64,908,710)	(1,254,001)	(24,223,025)	(188,443)	(4,237,142)	(198,062)	(3,500,452)
Net increase (decrease)	(1,938,569)	$(40,502,652)	58,958	$(430,221)	(37,969)	$(703,936)	(53,049)	$(939,795)

	SA Multi-Managed Mid Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	12,884	$288,360	11,804	$213,508
Reinvested dividends	81,163	1,882,160	91,040	1,562,239
Shares redeemed	(143,223)	(3,076,996)	(172,271)	(3,073,790)
Net increase (decrease)	(49,176)	$(906,476)	(69,427)	$(1,298,043)
	SA Multi-Managed Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	745,573	$11,166,595	1,260,878	$17,494,458	44,082	$701,396	35,139	$478,010
Reinvested dividends	533,997	9,222,131	812,363	12,680,991	53,351	918,697	90,415	1,407,763
Shares redeemed	(2,317,768)	(36,048,939)	(1,730,198)	(26,618,191)	(184,890)	(2,927,676)	(220,253)	(3,336,791)
Net increase (decrease)	(1,038,198)	$(15,660,213)	343,043	$3,557,258	(87,457)	$(1,307,583)	(94,699)	$(1,451,018)
	SA Multi-Managed Mid Cap Value Portfolio
	Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	22,895	$357,413	32,774	$414,172
Reinvested dividends	32,883	565,258	55,877	868,334
Shares redeemed	(150,327)	(2,329,692)	(137,058)	(2,170,575)
Net increase (decrease)	(94,549)	$(1,407,021)	(48,407)	$(888,069)
	SA Multi-Managed Small Cap Portfolio
	Class 1				Class 2
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	257,631	$3,397,607	320,251	$3,139,589	48,844	$634,397	36,505	$363,779
Reinvested dividends	1,877,237	26,750,632	1,352,064	17,252,340	144,294	1,986,928	101,437	1,256,806
Shares redeemed	(2,931,243)	(39,921,397)	(3,861,770)	(50,775,900)	(174,707)	(2,273,193)	(175,344)	(2,162,481)
Net increase (decrease)	(796,375)	$(9,773,158)	(2,189,455)	$(30,383,971)	18,431	$348,132	(37,402)	$(541,896)

	SA Multi-Managed Small Cap Portfolio
	Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	22,672	$268,047	38,327	$356,698
Reinvested dividends	95,474	1,286,032	68,640	833,291
Shares redeemed	(138,616)	(1,713,851)	(153,976)	(1,918,606)
Net increase (decrease)	(20,470)	$(159,772)	(47,009)	$(728,617)
	SA Multi-Managed International Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,266,009	$25,969,336	1,950,560	$14,295,904	164,328	$1,554,990	31,401	$278,743
Reinvested dividends	1,113,874	10,993,940	4,407,562	37,640,580	52,889	523,599	231,954	1,987,847
Shares redeemed	(7,472,956)	(67,556,042)	(13,294,999)	(117,157,952)	(226,335)	(2,004,865)	(306,481)	(2,558,306)
Net increase (decrease)	(3,093,073)	$(30,592,766)	(6,936,877)	$(65,221,468)	(9,118)	$73,724	(43,126)	$(291,716)
	SA Multi-Managed International Equity Portfolio
	Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	24,998	$215,523	52,228	$396,731
Reinvested dividends	37,080	365,979	169,519	1,447,692
Shares redeemed	(193,696)	(1,673,853)	(270,808)	(2,388,548)
Net increase (decrease)	(131,618)	$(1,092,351)	(49,061)	$(544,125)
	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,213,580	$176,265,282	6,770,796	$82,666,124	195,262	$2,428,892	141,006	$1,700,346
Reinvested dividends	3,499,477	42,518,644	2,365,085	28,191,817	76,116	924,053	47,501	566,207
Shares redeemed	(10,062,287)	(125,394,281)	(16,782,964)	(201,382,252)	(195,852)	(2,425,134)	(276,467)	(3,317,192)
Net increase (decrease)	7,650,770	$93,389,645	(7,647,083)	$(90,524,311)	75,526	$927,811	(87,960)	$(1,050,639)

	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	71,661	$890,130	86,661	$1,040,472
Reinvested dividends	43,134	521,061	28,266	335,514
Shares redeemed	(162,202)	(2,011,097)	(227,394)	(2,719,579)
Net increase (decrease)	(47,407)	$(599,906)	(112,467)	$(1,343,593)
	SA Wellington Real Return Portfolio
	Class 1				Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,649,051	$26,741,582	819,569	$8,049,747	7,688,635	$78,258,689	2,611,258	$25,317,408
Reinvested dividends	814,383	8,208,980	117,443	1,148,589	1,320,565	13,205,653	126,041	1,223,857
Shares redeemed	(5,170,947)	(52,196,756)	(9,738,439)	(94,811,043)	(3,131,104)	(31,600,958)	(8,839,111)	(85,123,351)
Net increase (decrease)	(1,707,513)	$(17,246,194)	(8,801,427)	$(85,612,707)	5,878,096	$59,863,384	(6,101,812)	$(58,582,086)
	SA Columbia Focused Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,711,377	$48,627,525	552,423	$7,981,167	29,264	$521,979	19,621	$309,359
Reinvested dividends	1,066,699	22,528,690	281,605	5,277,270	44,733	947,444	14,731	276,938
Shares redeemed	(2,350,187)	(46,337,404)	(3,013,767)	(54,595,364)	(89,134)	(1,705,561)	(129,218)	(2,185,741)
Net increase (decrease)	1,427,889	$24,818,811	(2,179,739)	$(41,336,927)	(15,137)	$(236,138)	(94,866)	$(1,599,444)
	SA Columbia Focused Value Portfolio
	Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	15,752	$310,485	15,743	$239,556
Reinvested dividends	30,057	636,918	9,610	180,767
Shares redeemed	(80,862)	(1,586,055)	(77,336)	(1,407,455)
Net increase (decrease)	(35,053)	$(638,652)	(51,983)	$(987,132)

	SA Allocation Growth Portfolio
	Class 1				Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,195	$61,331	126	$1,484	3,707,165	$57,384,754	4,649,896	$62,961,962
Reinvested dividends	650	10,542	337	4,689	838,513	13,533,599	434,748	6,021,253
Shares redeemed	(2,550)	(38,054)	(324)	(4,454)	(1,437,651)	(21,382,389)	(1,016,333)	(13,890,906)
Net increase (decrease)	2,295	$33,819	139	$1,719	3,108,027	$49,535,964	4,068,311	$55,092,309
	SA Allocation Moderate Growth Portfolio
	Class 1				Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	132	$1,518	17,505	$180,309	2,762,550	$31,062,352	2,280,260	$23,696,971
Reinvested dividends	810	9,580	2,933	30,712	1,684,533	19,860,649	2,218,199	23,246,723
Shares redeemed	(592)	(6,630)	(36,597)	(331,087)	(4,638,613)	(51,198,402)	(5,983,582)	(61,528,671)
Net increase (decrease)	350	$4,468	(16,159)	$(120,066)	(191,530)	$(275,401)	(1,485,123)	$(14,584,977)
	SA Allocation Moderate Portfolio
	Class 1				Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—	1,574,153	$17,578,120	1,615,973	$16,990,903
Reinvested dividends	363	4,287	1,023	10,832	1,006,212	11,822,993	1,270,504	13,454,633
Shares redeemed	(175)	(1,955)	(12,296)	(130,823)	(3,051,081)	(33,979,196)	(4,476,914)	(46,210,781)
Net increase (decrease)	188	$2,332	(11,273)	$(119,991)	(470,716)	$(4,578,083)	(1,590,437)	$(15,765,245)
	SA Allocation Balanced Portfolio
	Class 1				Class 3
	For the year ended March 31, 2021		For the year ended March 31, 2020		For the year ended March 31, 2021		For the year ended March 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,666	$91,683	3,429	$33,803	2,576,933	$27,168,172	2,292,151	$22,738,269
Reinvested dividends	1,238	13,212	545	5,475	1,080,963	11,533,876	786,001	7,899,310
Shares redeemed	(13,081)	(139,788)	(10)	(102)	(2,293,857)	(23,928,787)	(3,065,508)	(30,334,552)
Net increase (decrease)	(3,177)	$(34,893)	3,964	$39,176	1,364,039	$14,773,261	12,644	$303,027

Note 8.  Transactions with Affiliates: The following Portfolio (s) incurred brokerage commissions with affiliated brokers for the year ended March 31, 2021:

Portfolio	Goldman Sachs & Co.
SA Multi-Managed Large Cap Growth	$2,118

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various portfolios of the Trust, SunAmerica Series Trust or Anchor Series Trust and securities issued by American International Group, Inc.("AIG") or an affiliate thereof. For the year ended March 31, 2021, transactions in these securities were as follows:

SA Multi-Managed Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2021
American International Group, Inc.	$21,953	$—	$442,369	$1,124	$165,163	$(68,306)	$438,025	$648,049

SA Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2021
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$172,780	$10,098	$6,493,651	$5,838,339	$3,006,185	$168,497	$(497,769)	$8,996,533
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	92,893	326,556	—	6,436,402	90,838	9,026	774,221	7,128,811
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	218,404	173,847	11,435,291	2,832,580	5,208,654	284,669	(340,258)	9,003,628
SA Multi-Managed International Equity Portfolio, Class 1	241,530	214,035	12,376,362	4,171,243	5,555,367	(66,780)	5,562,384	16,487,842
SA Multi-Managed Large Cap Growth Portfolio, Class 1	36,189	2,265,740	13,550,624	6,354,655	7,498,923	1,150,598	5,482,782	19,039,736
SA Multi-Managed Large Cap Value Portfolio, Class 1	319,154	1,036,281	12,463,727	5,847,435	1,272,744	(252,868)	5,684,160	22,469,710
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	238,729	2,383,790	636,352	1,592,257	112,934	909,320	2,450,139
SA Multi-Managed Mid Cap Value Portfolio, Class 1	48,461	143,211	2,433,382	2,532,430	1,149,227	(479,147)	1,843,426	5,180,864
SA Multi-Managed Small Cap Portfolio, Class 1	9,682	457,481	2,165,501	1,652,109	940,305	(50,376)	1,601,432	4,428,361
SA Wellington Real Return Portfolio, Class 1	15,074	3,911	3,526,465	178,283	3,246,962	116,698	(4,146)	570,338
SA T. Rowe Price Growth Stock Portfolio, Class 1	1,516	536,679	2,812,327	3,156,552	1,437,324	234,581	1,328,860	6,094,996

SA Allocation Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2021
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$995,989	$8,226,318	$3,041,708	$2,798,016	$745,189	$2,649,768	$11,864,967
SA AB Small & Mid Cap Value Portfolio, Class 1	17,428	52,021	—	2,286,294	148,917	31,349	1,210,418	3,379,144
SA DFA Ultra Short Bond Portfolio, Class 1	1,361	—	578,711	12,525	506,588	1,410	(1,826)	84,232
SA Emerging Market Equity Index, Class 1	84,942	—	2,485,543	1,470,795	305,925	1,733	1,448,406	5,100,552
SA Federated Hermes Corporate Bond Portfolio, Class 1	336,318	115,323	2,358,846	8,917,483	3,735,928	252,997	77,034	7,870,432
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	38,602	86,380	1,577,042	523,669	118,164	(14,780)	481,738	2,449,505
SA Fidelity Institutional International Growth Portfolio, Class 1	31,240	310,002	5,516,311	4,098,699	4,334,632	924,127	1,912,489	8,116,994
SA Fixed Income Index Portfolio, Class 1	134,718	20,577	5,503,736	2,541,811	579,625	76,435	(272,728)	7,269,629
SA Fixed Income Intermediate Index Portfolio, Class 1	70,919	—	4,038,563	1,786,654	1,234,704	68,786	(83,992)	4,575,307
SA Franklin Small Company Value Portfolio, Class 1	35,045	152,871	1,117,504	1,982,635	166,412	(76,484)	1,427,723	4,284,966
SA Franklin US Equity Small Beta Portfolio, Class 1	38,597	20,706	1,817,414	539,842	144,951	9,202	816,264	3,037,771
SA International Index Portfolio, Class 1	74,592	—	4,882,407	1,677,776	4,172,085	85,955	1,626,822	4,100,875
SA Invesco Growth Opportunities Portfolio, Class 1	—	333,628	1,100,212	2,016,053	492,177	39,158	970,290	3,633,536
SA Janus Focused Growth Portfolio, Class 1	3,868	379,593	4,107,122	1,434,609	1,342,563	462,391	1,644,967	6,306,526
SA JPMorgan Emerging Markets Portfolio, Class 1	74,189	—	2,505,107	1,818,082	310,908	56,944	1,566,031	5,635,256
SA JPMorgan Equity-Income Portfolio, Class 1	245,812	862,684	8,836,570	5,496,970	1,391,842	(80,346)	3,790,680	16,652,032
SA JPMorgan MFS Core Bond Portfolio, Class 1	183,170	—	7,820,819	2,617,051	3,011,241	152,792	(12,455)	7,566,966
SA JPMorgan Mid Cap Growth Portfolio, Class 1	5,735	418,457	2,456,946	1,122,427	732,241	209,967	1,254,881	4,311,980
SA Large Cap Growth Index Portfolio, Class 1	54,683	108,762	3,644,038	1,087,056	1,002,610	299,561	1,613,253	5,641,298
SA Large Cap Index Portfolio, Class 1	248,222	229,470	13,941,599	3,627,547	4,625,813	970,163	5,727,880	19,641,376
SA Large Cap Value Index Portfolio, Class 1	116,192	471,554	4,155,565	1,844,607	541,766	60,120	1,535,311	7,053,837
SA Legg Mason BW Large Cap Value Portfolio, Class 1	198,344	574,351	6,836,984	3,945,962	551,249	(98,863)	3,692,232	13,825,066

SA Allocation Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2021
SA MFS Blue Chip Growth, Class 1	$34,836	$522,970	$4,653,763	$1,692,328	$1,610,070	$161,086	$1,806,893	$6,704,000
SA Mid Cap Index Portfolio, Class 1	25,460	22,282	1,701,828	493,328	405,605	31,985	1,304,263	3,125,799
SA Morgan Stanley International Equities Portfolio, Class 1	191,756	161,017	7,795,935	3,687,862	2,121,702	(75,914)	3,037,767	12,323,948
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	95,846	618,394	6,907,510	2,472,691	1,021,231	8,918	3,020,744	11,388,632
SA PineBridge High-Yield Bond Portfolio, Class 1	521,479	—	2,146,199	8,483,030	3,145,045	90,489	766,643	8,341,316
SA Putnam International Growth and Income Portfolio, Class 1	160,377	11,191	4,065,388	6,473,393	421,234	(80,027)	2,922,645	12,960,165
SA Small Cap Index Portfolio, Class 1	20,138	98,533	2,047,943	823,345	1,323,579	100,344	1,538,603	3,186,656
SA Templeton Foreign Value Portfolio, Class 1	—	—	—	5,102,571	46,541	2,780	271,530	5,330,340
SA WellsCap Aggressive Growth Portfolio, Class 1	—	140,664	—	2,294,290	328,404	114,010	533,771	2,613,667
	$4,199,552	$12,113,987	$192,467,043	$125,049,473	$73,670,554	$5,759,309	$70,622,457	$320,227,728

†  Includes reinvestment of distributions paid.

SA Allocation Moderate Growth Portfolio

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2021
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$638,386	$37,308	$23,040,988	$12,173,879	$2,364,218	$127,002	$(1,150,286)	$31,827,365
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	135,561	476,551	—	8,805,794	242,331	20,023	1,142,132	9,725,618
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,102,967	877,950	39,644,232	9,731,593	6,021,441	410,378	(1,012,345)	42,752,417
SA Multi-Managed International Equity Portfolio, Class 1	329,612	292,088	19,600,852	2,100,532	8,594,778	503,447	7,712,380	21,322,433
SA Multi-Managed Large Cap Growth Portfolio, Class 1	52,551	3,290,172	23,484,029	4,938,372	14,237,640	3,416,702	7,867,114	25,468,577
SA Multi-Managed Large Cap Value Portfolio, Class 1	473,560	1,537,632	21,579,185	3,610,177	2,085,833	(297,505)	8,946,325	31,752,349
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	396,178	4,094,245	517,310	2,605,717	524,632	1,320,059	3,850,529
SA Multi-Managed Mid Cap Value Portfolio, Class 1	57,277	169,268	3,904,722	1,785,150	1,794,195	(559,607)	2,481,667	5,817,737
SA Multi-Managed Small Cap Portfolio, Class 1	13,633	644,231	3,427,236	1,235,288	848,094	86,407	2,338,375	6,239,212

SA Allocation Moderate Growth Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2021
SA Wellington Real Return Portfolio, Class 1	$46,904	$12,168	$12,027,260	$236,337	$11,019,416	$420,183	$7,720	$1,672,084
SA T. Rowe Price Growth Stock Portfolio, Class 1	2,289	810,160	5,131,076	3,420,094	2,728,103	395,390	2,312,446	8,530,903
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	1,558,332	14,173,927	2,118,894	5,284,394	1,371,188	4,277,955	16,657,570
SA AB Small & Mid Cap Value Portfolio, Class 1	29,217	87,208	—	3,781,935	322,518	77,574	2,063,456	5,600,447
SA DFA Ultra Short Bond Portfolio, Class 1	2,715	—	1,815,314	9,188	1,656,837	13,660	(13,270)	168,055
SA Emerging Market Equity Index, Class 1	124,308	—	3,888,071	1,308,239	595,131	13,627	2,164,239	6,779,045
SA Federated Corporate Bond Portfolio, Class 1	613,238	210,279	8,394,687	9,917,047	5,426,181	440,684	361,252	13,687,489
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	62,399	139,629	2,969,780	315,981	517,345	(71,463)	862,443	3,559,396
SA Fidelity Institutional International Growth Portfolio, Class 1	44,493	447,317	9,438,489	3,677,265	6,999,622	1,487,070	2,896,952	10,500,154
SA Fixed Income Index Portfolio, Class 1	422,354	64,511	17,884,776	5,182,650	3,843,579	441,937	(921,460)	18,744,324
SA Fixed Income Intermediate Index Portfolio, Class 1	243,840	—	13,403,157	5,901,977	2,933,574	290,472	(368,724)	16,293,308
SA Franklin Small Company Value Portfolio, Class 1	53,794	234,659	1,998,926	2,360,219	421,634	(161,413)	2,246,247	6,022,345
SA Franklin US Equity Small Beta Portfolio, Class 1	64,256	35,122	3,317,095	237,750	324,633	23,123	1,404,906	4,658,241
SA International Index Portfolio, Class 1	108,144	—	7,972,588	1,193,127	6,472,325	(70,553)	2,675,397	5,298,234
SA Invesco Growth Opportunities Portfolio, Class 1	—	492,177	1,964,000	2,209,973	1,011,984	145,900	1,497,893	4,805,782
SA Janus Focused Growth Portfolio, Class 1	5,916	580,504	7,130,360	869,682	2,825,071	945,233	2,532,473	8,652,677
SA JPMorgan Emerging Markets Portfolio, Class 1	109,109	—	3,876,087	1,905,809	559,647	112,266	2,285,137	7,619,652
SA JPMorgan Equity-Income Portfolio, Class 1	386,272	1,355,633	15,389,962	4,301,484	2,921,155	(172,732)	6,006,902	22,604,461
SA JPMorgan MFS Core Bond Portfolio, Class 1	824,060	—	27,910,224	6,467,072	2,971,515	126,626	491,739	32,024,146
SA JPMorgan Mid Cap Growth Portfolio, Class 1	9,138	666,786	4,121,025	863,468	1,415,409	411,205	1,988,725	5,969,014
SA Large Cap Growth Index Portfolio, Class 1	87,027	173,093	6,474,233	511,474	2,299,046	720,987	2,502,049	7,909,697
SA Large Cap Index Portfolio, Class 1	370,374	342,394	24,025,703	1,529,884	10,574,234	2,248,108	8,329,909	25,559,370

SA Allocation Moderate Growth Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2021
SA Large Cap Value Index Portfolio, Class 1	$184,505	$748,795	$7,096,640	$1,832,690	$687,181	$42,644	$2,559,901	$10,844,694
SA Legg Mason BW Large Cap Value Portfolio, Class 1	311,848	903,031	12,014,289	3,510,991	1,365,817	(256,491)	5,954,046	19,857,018
SA MFS Blue Chip Growth, Class 1	54,830	823,119	8,077,560	1,191,006	3,051,190	593,399	2,702,220	9,512,995
SA Mid Cap Index Portfolio, Class 1	40,135	35,124	2,904,831	196,621	854,737	63,818	2,053,774	4,364,307
SA Morgan Stanley International Equities Portfolio, Class 1	277,310	232,857	12,665,515	2,071,640	3,331,642	(60,770)	4,495,459	15,840,202
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	152,122	981,485	12,128,276	1,621,981	2,545,764	55,032	4,963,418	16,222,943
SA PineBridge High-Yield Bond Portfolio, Class 1	724,633	—	6,918,611	7,065,097	5,353,331	90,801	1,407,262	10,128,440
SA Putnam International Growth and Income Portfolio, Class 1	246,238	17,183	6,234,264	7,497,767	862,864	(153,450)	4,350,767	17,066,484
SA Small Cap Index Portfolio, Class 1	30,701	150,221	3,520,909	311,154	1,755,537	69,237	2,466,153	4,611,916
SA Templeton Foreign Value Portfolio, Class 1	—	—	—	6,316,347	84,492	5,182	324,157	6,561,194
SA WellsCap Aggressive Growth Portfolio, Class 1	—	220,018	—	3,325,075	781,975	254,733	870,555	3,668,388
	$8,435,716	$19,043,183	$403,643,124	$138,158,013	$132,592,130	$14,144,686	$107,397,519	$530,751,212

†  Includes reinvestment of distributions paid.

SA Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2021
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$520,966	$30,446	$18,394,606	$10,449,245	$2,520,913	$138,697	$(917,709)	$25,543,926
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	50,537	177,656	—	3,338,090	195,332	14,184	441,439	3,598,381
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	961,533	765,369	32,168,909	9,579,455	4,431,995	326,521	(855,989)	36,786,901
SA Multi-Managed International Equity Portfolio, Class 1	165,482	146,643	9,017,023	1,437,875	3,656,783	395,680	3,430,182	10,623,977
SA Multi-Managed Large Cap Growth Portfolio, Class 1	28,668	1,794,859	12,955,494	2,705,858	8,076,571	1,727,076	4,428,976	13,740,833
SA Multi-Managed Large Cap Value Portfolio, Class 1	274,855	892,444	12,398,703	2,429,138	1,534,947	(258,578)	5,253,278	18,287,594

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2021
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	$—	$161,617	$2,325,998	$225,693	$1,832,690	$121,441	$718,605	$1,559,047
SA Multi-Managed Mid Cap Value Portfolio, Class 1	31,681	93,624	2,061,730	1,434,675	1,245,110	(485,988)	1,428,532	3,193,839
SA Multi-Managed Small Cap Portfolio, Class 1	7,156	338,125	1,865,717	672,608	536,274	32,406	1,217,116	3,251,573
SA Wellington Real Return Portfolio, Class 1	87,364	22,664	9,755,531	478,128	7,459,702	241,790	74,787	3,090,534
SA T. Rowe Price Growth Stock Portfolio, Class 1	1,361	481,813	2,896,664	2,269,121	1,722,089	238,195	1,306,006	4,987,897
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	843,645	7,924,591	1,239,166	3,565,731	910,213	2,200,776	8,709,015
SA AB Small & Mid Cap Value Portfolio, Class 1	16,846	50,283	—	2,018,728	292,174	81,904	1,038,811	2,847,269
SA DFA Ultra Short Bond Portfolio, Class 1	1,821	—	1,522,742	20,032	1,430,886	10,256	(9,424)	112,720
SA Emerging Market Equity Index, Class 1	55,290	—	2,105,631	217,956	437,475	(376)	1,116,062	3,001,798
SA Federated Corporate Bond Portfolio, Class 1	327,804	112,404	6,773,485	3,641,295	3,689,349	246,045	287,251	7,258,727
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	33,162	74,206	1,605,408	185,511	333,388	(45,892)	469,855	1,881,494
SA Fidelity Institutional International Growth Portfolio, Class 1	21,009	211,281	4,821,229	2,438,949	4,915,148	979,806	1,318,292	4,643,128
SA Fixed Income Index Portfolio, Class 1	329,702	50,359	14,299,213	3,886,048	4,567,883	521,437	(831,182)	13,307,633
SA Fixed Income Intermediate Index Portfolio, Class 1	193,338	—	10,890,441	5,635,939	2,550,033	251,223	(318,092)	13,909,478
SA Franklin Small Company Value Portfolio, Class 1	27,605	120,419	820,043	1,442,905	404,620	(87,461)	1,032,772	2,803,639
SA Franklin US Equity Small Beta Portfolio, Class 1	34,913	19,091	1,902,543	151,681	524,234	58,709	742,425	2,331,124
SA International Index Portfolio, Class 1	49,803	—	2,947,000	370,269	1,961,433	51,089	1,004,177	2,411,102
SA Invesco Growth Opportunities Portfolio, Class 1	—	252,048	936,404	1,371,995	650,536	100,423	671,392	2,429,678
SA Janus Focused Growth Portfolio, Class 1	3,225	316,508	3,877,457	517,223	1,667,561	554,458	1,323,921	4,605,498
SA JPMorgan Emerging Markets Portfolio, Class 1	50,955	—	1,967,761	995,462	498,185	88,767	1,129,268	3,683,073
SA JPMorgan Equity-Income Portfolio, Class 1	224,965	789,523	8,759,745	3,396,903	2,201,763	(97,236)	3,517,261	13,374,910

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2021
SA JPMorgan MFS Core Bond Portfolio, Class 1	$694,560	$—	$22,193,848	$6,765,820	$2,707,459	$134,061	$409,013	$26,795,283
SA JPMorgan Mid Cap Growth Portfolio, Class 1	4,921	359,078	2,248,358	494,038	902,898	263,225	1,047,280	3,150,003
SA Large Cap Growth Index Portfolio, Class 1	47,050	93,580	3,532,474	319,459	1,277,839	390,857	1,366,175	4,331,126
SA Large Cap Index Portfolio, Class 1	189,968	175,617	13,250,030	933,172	6,965,858	1,456,916	4,170,276	12,844,536
SA Large Cap Value Index Portfolio, Class 1	103,601	420,455	4,016,430	1,244,843	509,129	32,971	1,455,960	6,241,075
SA Legg Mason BW Large Cap Value Portfolio, Class 1	169,776	491,628	6,547,688	1,951,083	975,266	(186,076)	3,278,339	10,615,768
SA MFS Blue Chip Growth, Class 1	28,808	432,478	4,380,964	849,820	2,253,668	450,094	1,329,967	4,757,177
SA Mid Cap Index Portfolio, Class 1	24,886	21,779	1,752,448	139,693	522,766	67,128	1,237,791	2,674,294
SA Morgan Stanley International Equities Portfolio, Class 1	129,307	108,579	5,958,808	1,213,274	2,041,756	(53,031)	2,123,890	7,201,185
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	81,418	525,308	6,576,349	945,342	1,754,679	32,037	2,682,950	8,481,999
SA PineBridge High-Yield Bond Portfolio, Class 1	377,689	—	5,767,406	1,876,341	3,241,905	20,317	882,637	5,304,796
SA Putnam International Growth and Income Portfolio, Class 1	116,570	8,134	3,595,181	3,833,069	1,720,719	(408,014)	2,468,380	7,767,897
SA Small Cap Index Portfolio, Class 1	15,199	74,368	2,150,426	185,194	1,501,680	69,483	1,365,845	2,269,268
SA Templeton Foreign Value Portfolio, Class 1	—	—	—	3,063,414	58,463	3,499	154,350	3,162,800
SA WellsCap Aggressive Growth Portfolio, Class 1	—	128,099	—	2,027,098	527,688	178,151	402,899	2,080,460
	$5,483,794	$10,584,130	$256,964,478	$88,391,608	$89,864,578	$8,566,407	$55,594,540	$319,652,455

†  Includes reinvestment of distributions paid.

SA Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2021
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$559,037	$32,671	$19,116,812	$12,173,469	$2,056,562	$115,464	$(954,178)	$28,395,005
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	30,546	107,384	—	2,040,479	97,350	6,874	268,898	2,218,901
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,101,513	876,793	33,501,622	13,283,967	3,195,097	245,148	(944,982)	42,890,658

SA Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2021
SA Multi-Managed International Equity Portfolio, Class 1	$84,967	$75,295	$4,388,977	$1,397,740	$2,176,511	$299,600	$1,650,003	$5,559,809
SA Multi-Managed Large Cap Growth Portfolio, Class 1	17,360	1,086,882	7,604,689	2,031,712	5,012,014	900,193	2,643,060	8,167,640
SA Multi-Managed Large Cap Value Portfolio, Class 1	155,487	504,860	6,905,663	1,893,042	988,903	(237,156)	2,972,153	10,544,799
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	103,448	1,475,819	188,659	1,181,664	74,144	460,503	1,017,461
SA Multi-Managed Mid Cap Value Portfolio, Class 1	21,128	62,436	1,320,767	1,163,632	884,124	(296,435)	865,178	2,169,018
SA Multi-Managed Small Cap Portfolio, Class 1	4,153	196,253	973,468	663,818	401,416	(47,664)	732,046	1,920,252
SA Wellington Real Return Portfolio, Class 1	154,136	39,987	10,338,325	994,195	6,067,572	130,437	166,831	5,562,216
SA T. Rowe Price Growth Stock Portfolio, Class 1	795	281,189	1,683,711	1,655,352	1,112,243	147,867	762,503	3,137,190
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	494,150	4,607,150	959,430	2,273,018	573,149	1,225,403	5,092,114
SA AB Small & Mid Cap Value Portfolio, Class 1	9,700	28,953	—	1,135,578	78,285	19,751	687,527	1,764,571
SA DFA
Ultra Short Bond Portfolio, Class 1	776	—	1,929,826	26,572	1,911,131	13,784	(11,042)	48,009
SA Emerging Market Equity Index, Class 1	32,016	—	1,215,921	210,820	273,936	(6,797)	648,810	1,794,818
SA Federated Corporate Bond Portfolio, Class 1	195,306	66,970	7,326,561	2,797,859	6,146,128	267,611	168,709	4,414,612
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	20,497	45,866	923,704	156,716	231,751	(30,007)	275,852	1,094,514
SA Fidelity Institutional International Growth Portfolio, Class 1	11,715	117,174	3,565,974	1,728,620	4,327,297	799,078	716,352	2,482,727
SA Fixed Income Index Portfolio, Class 1	353,948	54,063	14,885,922	4,231,164	4,925,652	553,043	(884,721)	13,859,756
SA Fixed Income Intermediate Index Portfolio, Class 1	195,781	—	11,445,748	6,509,936	2,874,164	288,169	(353,440)	15,016,249
SA Franklin Small Company Value Portfolio, Class 1	16,080	70,144	522,485	780,987	75,460	(26,369)	646,861	1,848,504
SA Franklin US Equity Small Beta Portfolio, Class 1	24,531	13,311	1,323,920	173,938	246,345	17,797	547,013	1,816,323
SA International Index Portfolio, Class 1	26,559	—	1,032,237	966,833	1,150,376	16,830	447,100	1,312,624
SA Invesco Growth Opportunities Portfolio, Class 1	—	148,021	544,078	858,627	387,571	36,935	415,605	1,467,674

SA Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2021
SA Janus Focused Growth Portfolio, Class 1	$1,916	$188,055	$2,284,422	$420,051	$1,228,638	$410,772	$690,091	$2,576,698
SA JPMorgan Emerging Markets Portfolio, Class 1	27,883	—	950,114	874,214	237,128	(7,407)	664,575	2,244,368
SA JPMorgan Equity-Income Portfolio, Class 1	132,431	464,771	5,126,258	2,171,903	1,051,103	(50,628)	2,087,837	8,284,267
SA JPMorgan MFS Core Bond Portfolio, Class 1	809,486	—	23,160,147	10,458,628	2,349,224	112,864	431,223	31,813,638
SA JPMorgan Mid Cap Growth Portfolio, Class 1	2,755	201,013	1,353,664	349,953	665,079	176,261	584,384	1,799,183
SA Large Cap Growth Index Portfolio, Class 1	26,980	53,662	2,082,580	281,697	1,031,798	308,126	713,900	2,354,505
SA Large Cap Index Portfolio, Class 1	114,353	105,715	7,704,336	1,759,952	5,108,755	1,052,813	2,208,376	7,616,722
SA Large Cap Value Index Portfolio, Class 1	58,220	236,280	2,245,884	869,291	290,505	18,457	832,996	3,676,123
SA Legg Mason BW Large Cap Value Portfolio, Class 1	102,752	297,542	3,931,534	1,424,501	487,959	(96,120)	2,000,821	6,772,777
SA MFS Blue Chip Growth, Class 1	17,041	255,830	2,607,504	629,068	1,281,009	179,658	872,574	3,007,795
SA Mid Cap Index Portfolio, Class 1	14,624	12,798	1,016,353	141,373	330,465	40,593	723,825	1,591,679
SA Morgan Stanley International Equities Portfolio, Class 1	72,795	61,126	3,835,900	500,995	1,495,815	(58,019)	1,326,255	4,109,316
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	47,805	308,435	3,932,434	754,059	1,049,701	(16,309)	1,617,883	5,238,366
SA PineBridge High-Yield Bond Portfolio, Class 1	217,947	—	5,974,025	1,588,544	5,109,265	(203,977)	857,081	3,106,408
SA Putnam International Growth and Income Portfolio, Class 1	64,134	4,476	2,220,933	2,989,497	1,467,955	(321,549)	1,589,163	5,010,089
SA Small Cap Index Portfolio, Class 1	11,359	55,580	1,356,061	187,768	908,909	41,384	899,014	1,575,318
SA Templeton Foreign Value Portfolio, Class 1	—	—	—	1,572,748	23,132	1,377	112,934	1,663,927
SA WellsCap Aggressive Growth Portfolio, Class 1	—	80,969	—	1,301,074	367,445	120,162	277,868	1,331,659
	$4,738,512	$6,732,102	$206,415,528	$86,298,461	$72,558,455	$5,569,904	$31,642,844	$257,368,282

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolios' net assets.

At March 31, 2021, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Dynamic Strategy Portfolio
SA Multi-Managed Growth	1.68%	98.32%	—%	—%	—%	—%	—%	—%
SA Multi-Managed Moderate Growth	0.56	99.44	—	—	—	—	—	—
SA Multi-Managed Income/Equity	0.62	99.38	—	—	—	—	—	—
SA Multi-Managed Income	0.86	99.14	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	3.63	96.37	—	—	—	—	—	—
SA T. Rowe Price Growth Stock	0.21	21.80	0.70	1.36	1.90	1.11	72.92	—
SA Multi-Managed Large Cap Growth	0.11	12.92	1.60	3.73	4.98	2.69	40.83	33.14
SA Multi-Managed Large Cap Value	0.04	4.99	1.32	2.81	3.97	2.28	48.17	36.42
SA Multi-Managed Mid Cap Growth	0.37	20.10	0.41	0.99	1.56	0.63	44.25	31.69
SA Multi-Managed Mid Cap Value	0.12	15.57	0.84	2.01	2.26	1.24	56.76	21.20
SA Multi-Managed Small Cap	0.18	12.03	0.74	1.70	2.39	1.25	35.72	45.99
SA Multi-Managed International Equity	0.17	8.54	1.44	4.26	5.51	2.74	53.49	23.85
SA Multi-Managed Diversified Fixed Income	0.05	3.34	4.38	0.92	4.37	3.76	65.10	18.08
SA Wellington Real Return	3.34	58.63	0.84	0.09	0.25	0.47	27.05	9.33
SA Columbia Focused Value	0.10	6.80	0.62	1.98	2.70	1.00	62.87	23.93
SA Allocation Growth	6.41	93.59	—	—	—	—	—	—
SA Allocation Moderate Growth	6.52	93.48	—	—	—	—	—	—
SA Allocation Moderate	6.79	93.21	—	—	—	—	—	—
SA Allocation Balanced	8.59	91.41	—	—	—	—	—	—

Note 9.  Investment Concentration: The International Equity Portfolio invests internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Certain Portfolios may invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Portfolio may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Portfolio purchases a participation of a senior loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Portfolio is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Portfolios and the borrower.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi-Managed Diversified Fixed Income Portfolios' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10.  Line of Credit: The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian.

Prior to September 4, 2020, interest was payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio's ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There was also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Effective September 4, 2020, interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio's ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000.

For the year ended March 31, 2021, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Multi-Managed Moderate Growth	1	$8	$200,000	1.44%
SA Multi-Managed Income/Equity	1	11	275,000	1.44
SA Multi-Managed Income	1	6	150,000	1.44
SA Putnam Asset Allocation Diversified Growth	9	167	463,889	1.45
SA Multi-Managed Large Cap Growth	36	1,162	784,028	1.49
SA Multi-Managed Large Cap Value	61	1,411	547,131	1.53
SA Multi-Managed Mid Cap Growth	9	456	1,241,667	1.12
SA Multi-Managed Mid Cap Value	32	624	467,969	1.58
SA Multi-Managed Small Cap	10	439	1,090,000	1.45
SA Multi-Managed International Equity	63	1,709	655,159	1.60
SA Wellington Real Return	4	61	387,500	1.42

As of March 31, 2021, there were no outstanding borrowings.

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended March 31, 2021, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
SA T. Rowe Price Growth Stock	$—	$183,697	$29,064
SA Multi-Managed Large Cap Value	380,288	290,954	(21,522)
SA Multi-Managed Mid Cap Growth	99,150	153,792	(9,154)
SA Multi-Managed Mid Cap Value	—	166,692	(22,500)

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2021, none of the Portfolios participated in this program.

Note 13.  Other Matter: The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolios' investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolios invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Growth Portfolio Class 1
03/31/17	$15.89	$0.08	$1.74	$1.82	$(0.10)	$(1.13)	$(1.23)	$16.48	11.72%	$10,069	1.22%		0.51%		48%
03/31/18	16.48	0.07	1.81	1.88	(0.09)	(1.25)	(1.34)	17.02	11.45	9,976	1.23	(2)	0.41	(2)	51
03/31/19	17.02	0.09	1.05	1.14	(0.18)	(1.61)	(1.79)	16.37	7.37	9,349	1.25	(2)	0.54	(2)	55
03/31/20	16.37	0.01	(0.63)	(0.62)	(0.11)	(1.69)	(1.80)	13.95	(4.91)	7,783	1.31	(2)	0.06	(2)	97
03/31/21	13.95	(0.06)	9.41	9.35	—	(2.86)	(2.86)	20.44	66.89	11,451	1.27	(2)	(0.30	)(2)	74
SA Multi-Managed Growth Portfolio Class 2
03/31/17	15.88	0.06	1.73	1.79	(0.07)	(1.13)	(1.20)	16.47	11.54	19,227	1.37		0.36		48
03/31/18	16.47	0.05	1.80	1.85	(0.06)	(1.25)	(1.31)	17.01	11.29	19,251	1.38	(2)	0.26	(2)	51
03/31/19	17.01	0.07	1.04	1.11	(0.15)	(1.61)	(1.76)	16.36	7.18	17,915	1.40	(2)	0.39	(2)	55
03/31/20	16.36	(0.01)	(0.64)	(0.65)	(0.08)	(1.69)	(1.77)	13.94	(5.08)	13,934	1.45	(2)	(0.09	)(2)	97
03/31/21	13.94	(0.09)	9.41	9.32	—	(2.86)	(2.86)	20.40	66.72	20,070	1.42	(2)	(0.45	)(2)	74
SA Multi-Managed Growth Portfolio Class 3
03/31/17	15.84	0.04	1.74	1.78	(0.05)	(1.13)	(1.18)	16.44	11.46	26,332	1.47		0.26		48
03/31/18	16.44	0.03	1.79	1.82	(0.04)	(1.25)	(1.29)	16.97	11.13	23,755	1.48	(2)	0.16	(2)	51
03/31/19	16.97	0.05	1.04	1.09	(0.12)	(1.61)	(1.73)	16.33	7.11	21,872	1.50	(2)	0.29	(2)	55
03/31/20	16.33	(0.03)	(0.63)	(0.66)	(0.07)	(1.69)	(1.76)	13.91	(5.19)	17,440	1.56	(2)	(0.19	)(2)	97
03/31/21	13.91	(0.11)	9.38	9.27	—	(2.86)	(2.86)	20.32	66.50	23,715	1.52	(2)	(0.55	)(2)	74

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.04%	0.07%	0.07%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.04	0.07	0.07
SA Multi-Managed Growth Portfolio Class 3	0.00	0.04	0.07	0.07

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Moderate Growth Portfolio Class 1
03/31/17	$12.43	$0.13	$1.11	$1.24	$(0.16)	$(0.98)	$(1.14)	$12.53	10.24%	$9,579	1.07%		1.02%		44%
03/31/18	12.53	0.11	1.05	1.16	(0.13)	(0.66)	(0.79)	12.90	9.25	9,450	1.08	(2)	0.84	(2)	54
03/31/19	12.90	0.13	0.66	0.79	(0.18)	(0.90)	(1.08)	12.61	6.67	9,208	1.08	(2)	1.04	(2)	53
03/31/20	12.61	0.08	(0.32)	(0.24)	(0.17)	(1.03)	(1.20)	11.17	(2.64)	7,539	1.12	(2)	0.66	(2)	84
03/31/21	11.17	0.02	5.90	5.92	(0.11)	(1.67)	(1.78)	15.31	52.85	10,509	1.10	(2)	0.16	(2)	70
SA Multi-Managed Moderate Growth Portfolio Class 2
03/31/17	12.41	0.11	1.10	1.21	(0.13)	(0.98)	(1.11)	12.51	10.06	42,741	1.22		0.86		44
03/31/18	12.51	0.09	1.05	1.14	(0.11)	(0.66)	(0.77)	12.88	9.10	42,662	1.23	(2)	0.69	(2)	54
03/31/19	12.88	0.12	0.65	0.77	(0.16)	(0.90)	(1.06)	12.59	6.50	39,368	1.23	(2)	0.89	(2)	53
03/31/20	12.59	0.06	(0.32)	(0.26)	(0.15)	(1.03)	(1.18)	11.15	(2.81)	33,790	1.27	(2)	0.50	(2)	84
03/31/21	11.15	0.00	5.89	5.89	(0.09)	(1.67)	(1.76)	15.28	52.66	46,006	1.25	(2)	0.02	(2)	70
SA Multi-Managed Moderate Growth Portfolio Class 3
03/31/17	12.38	0.10	1.10	1.20	(0.11)	(0.98)	(1.09)	12.49	9.95	38,030	1.32		0.76		44
03/31/18	12.49	0.08	1.05	1.13	(0.09)	(0.66)	(0.75)	12.87	9.07	35,834	1.33	(2)	0.59	(2)	54
03/31/19	12.87	0.10	0.65	0.75	(0.14)	(0.90)	(1.04)	12.58	6.37	32,172	1.33	(2)	0.78	(2)	53
03/31/20	12.58	0.05	(0.33)	(0.28)	(0.13)	(1.03)	(1.16)	11.14	(2.92)	25,456	1.37	(2)	0.41	(2)	84
03/31/21	11.14	(0.01)	5.87	5.86	(0.07)	(1.67)	(1.74)	15.26	52.46	35,270	1.35	(2)	(0.08	)(2)	70

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.03%	0.05%	0.05%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.03	0.05	0.05
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.03	0.05	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed Income/Equity Portfolio Class 1
03/31/17	$11.01	$0.18	$0.47	$0.65	$(0.19)	$(0.48)	$(0.67)	$10.99	6.03%	$8,749	1.06	%(1)	1.57	%(1)	42%
03/31/18	10.99	0.16	0.58	0.74	(0.19)	(0.35)	(0.54)	11.19	6.70	8,614	1.08	(1)	1.40	(1)	62
03/31/19	11.19	0.19	0.53	0.72	(0.23)	(0.52)	(0.75)	11.16	6.86	8,087	1.10	(1)(2)	1.71	(1)(2)	51
03/31/20	11.16	0.14	0.22	0.36	(0.24)	(0.51)	(0.75)	10.77	3.13	6,646	1.15	(1)(2)	1.22	(1)(2)	77
03/31/21	10.77	0.07	3.10	3.17	(0.19)	(1.33)	(1.52)	12.42	28.99	7,846	1.15	(2)	0.55	(2)	60
SA Multi-Managed Income/Equity Portfolio Class 2
03/31/17	10.99	0.16	0.47	0.63	(0.17)	(0.48)	(0.65)	10.97	5.85	35,229	1.22	(1)	1.42	(1)	42
03/31/18	10.97	0.14	0.58	0.72	(0.17)	(0.35)	(0.52)	11.17	6.54	33,123	1.23	(1)	1.25	(1)	62
03/31/19	11.17	0.18	0.52	0.70	(0.21)	(0.52)	(0.73)	11.14	6.69	30,313	1.25	(1)(2)	1.56	(1)(2)	51
03/31/20	11.14	0.12	0.22	0.34	(0.22)	(0.51)	(0.73)	10.75	2.96	25,142	1.30	(1)(2)	1.07	(1)(2)	77
03/31/21	10.75	0.05	3.10	3.15	(0.17)	(1.33)	(1.50)	12.40	28.85	31,277	1.30	(2)	0.40	(2)	60
SA Multi-Managed Income/Equity Portfolio Class 3
03/31/17	10.98	0.15	0.46	0.61	(0.14)	(0.48)	(0.62)	10.97	5.67	20,590	1.31	(1)	1.32	(1)	42
03/31/18	10.97	0.13	0.59	0.72	(0.16)	(0.35)	(0.51)	11.18	6.50	18,900	1.33	(1)	1.15	(1)	62
03/31/19	11.18	0.16	0.53	0.69	(0.20)	(0.52)	(0.72)	11.15	6.55	17,028	1.35	(1)(2)	1.46	(1)(2)	51
03/31/20	11.15	0.11	0.22	0.33	(0.21)	(0.51)	(0.72)	10.76	2.86	15,171	1.40	(1)(2)	0.97	(1)(2)	77
03/31/21	10.76	0.04	3.09	3.13	(0.15)	(1.33)	(1.48)	12.41	28.70	18,292	1.40	(2)	0.30	(2)	60

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00
SA Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21
Multi-Managed Income/Equity Portfolio Class 1	0.03%	0.04%	0.04%
Multi-Managed Income/Equity Portfolio Class 2	0.03	0.04	0.04
Multi-Managed Income/Equity Portfolio Class 3	0.03	0.04	0.04

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed Income Portfolio Class 1
03/31/17	$11.02	$0.22	$0.27	$0.49	$(0.23)	$(0.24)	$(0.47)	$11.04	4.50%	$6,106	1.08	%(1)	1.95	%(1)	41%
03/31/18	11.04	0.20	0.25	0.45	(0.22)	(0.22)	(0.44)	11.05	4.08	5,538	1.09	(1)	1.74	(1)	62
03/31/19	11.05	0.23	0.33	0.56	(0.25)	(0.30)	(0.55)	11.06	5.39	5,122	1.14	(1)(2)	2.07	(1)(2)	49
03/31/20	11.06	0.19	0.32	0.51	(0.31)	(0.25)	(0.56)	11.01	4.50	4,271	1.22	(1)(2)	1.67	(1)(2)	63
03/31/21	11.01	0.11	1.78	1.89	(0.23)	(0.85)	(1.08)	11.82	16.94	5,027	1.24	(2)	0.90	(2)	48
SA Multi-Managed Income Portfolio Class 2
03/31/17	11.00	0.20	0.28	0.48	(0.21)	(0.24)	(0.45)	11.03	4.41	29,068	1.23	(1)	1.80	(1)	41
03/31/18	11.03	0.18	0.25	0.43	(0.20)	(0.22)	(0.42)	11.04	3.92	27,062	1.24	(1)	1.59	(1)	62
03/31/19	11.04	0.21	0.33	0.54	(0.23)	(0.30)	(0.53)	11.05	5.22	24,779	1.29	(1)(2)	1.92	(1)(2)	49
03/31/20	11.05	0.17	0.32	0.49	(0.29)	(0.25)	(0.54)	11.00	4.33	21,120	1.37	(1)(2)	1.52	(1)(2)	63
03/31/21	11.00	0.09	1.78	1.87	(0.21)	(0.85)	(1.06)	11.81	16.79	25,124	1.39	(2)	0.74	(2)	48
SA Multi-Managed Income Portfolio Class 3
03/31/17	10.98	0.19	0.28	0.47	(0.18)	(0.24)	(0.42)	11.03	4.35	17,689	1.33	(1)	1.70	(1)	41
03/31/18	11.03	0.17	0.25	0.42	(0.19)	(0.22)	(0.41)	11.04	3.81	16,906	1.34	(1)	1.49	(1)	62
03/31/19	11.04	0.20	0.33	0.53	(0.22)	(0.30)	(0.52)	11.05	5.10	15,206	1.39	(1)(2)	1.82	(1)(2)	49
03/31/20	11.05	0.16	0.31	0.47	(0.27)	(0.25)	(0.52)	11.00	4.21	12,143	1.47	(1)(2)	1.41	(1)(2)	63
03/31/21	11.00	0.08	1.78	1.86	(0.20)	(0.85)	(1.05)	11.81	16.66	14,519	1.49	(2)	0.65	(2)	48

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00
SA Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21
Multi-Managed Income Portfolio Class 1	0.02%	0.03%	0.03%
Multi-Managed Income Portfolio Class 2	0.02	0.03	0.03
Multi-Managed Income Portfolio Class 3	0.02	0.03	0.03

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
03/31/17	$11.48	$0.17	$1.38	$1.55	$(0.11)	$(1.07)	$(1.18)	$11.85	13.98%	$15,897	1.04	%(1)	1.41	%(1)	106%
03/31/18	11.85	0.19	1.29	1.48	(0.21)	(0.97)	(1.18)	12.15	12.43	15,727	0.96	(1)	1.49	(1)	69
03/31/19	12.15	0.18	0.08	0.26	(0.25)	(0.44)	(0.69)	11.72	2.43 (3)	14,836	0.93	(1)	1.47	(1)	101
03/31/20	11.72	0.20	(1.39)	(1.19)	(0.17)	(0.41)	(0.58)	9.95	(10.95)	12,257	0.91	(1)	1.68	(1)	66
03/31/21	9.95	0.16	4.41	4.57	(0.18)	—	(0.18)	14.34	45.93	16,639	0.86		1.29		77
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2
03/31/17	11.47	0.15	1.39	1.54	(0.09)	(1.07)	(1.16)	11.85	13.88	57,135	1.19	(1)	1.26	(1)	106
03/31/18	11.85	0.17	1.29	1.46	(0.19)	(0.97)	(1.16)	12.15	12.25	55,477	1.11	(1)	1.33	(1)	69
03/31/19	12.15	0.16	0.08	0.24	(0.23)	(0.44)	(0.67)	11.72	2.26 (3)	50,708	1.08	(1)	1.32	(1)	101
03/31/20	11.72	0.18	(1.39)	(1.21)	(0.15)	(0.41)	(0.56)	9.95	(11.09)	42,497	1.06	(1)	1.54	(1)	66
03/31/21	9.95	0.14	4.41	4.55	(0.16)	—	(0.16)	14.34	45.75	56,213	1.01		1.14		77
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
03/31/17	11.45	0.14	1.39	1.53	(0.08)	(1.07)	(1.15)	11.83	13.77	49,593	1.29	(1)	1.16	(1)	106
03/31/18	11.83	0.15	1.28	1.43	(0.18)	(0.97)	(1.15)	12.11	12.07	77,570	1.21	(1)	1.24	(1)	69
03/31/19	12.11	0.15	0.09	0.24	(0.22)	(0.44)	(0.66)	11.69	2.25 (3)	100,587	1.18	(1)	1.23	(1)	101
03/31/20	11.69	0.17	(1.39)	(1.22)	(0.14)	(0.41)	(0.55)	9.92	(11.16)	97,057	1.16	(1)	1.42	(1)	66
03/31/21	9.92	0.13	4.39	4.52	(0.15)	—	(0.15)	14.29	45.59	139,730	1.11		1.04		77

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.00	0.00	0.00	0.00
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.10%	0.10%	0.12%	0.15%	0.15%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.10	0.10	0.12	0.15	0.15
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.10	0.10	0.12	0.15	0.15

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA T. Rowe Price Growth Stock Portfolio Class 1
03/31/17	$23.21	$(0.01)	$4.13	$4.12	$—	$(2.54)	$(2.54)	$24.79	18.78%	$357,120	0.87	%(1)	(0.04	)%(1)	38%
03/31/18	24.79	0.01	5.93	5.94	—	(3.42)	(3.42)	27.31	24.49	333,144	0.87	(1)	0.02	(1)	50
03/31/19	27.31	0.01	2.29	2.30	—	(6.91)	(6.91)	22.70	10.40	328,479	0.88		0.03		30
03/31/20	22.70	(0.04)	(0.71)	(0.75)	—	(2.04)	(2.04)	19.91	(4.34)	301,339	0.89		(0.17)		44
03/31/21	19.91	(0.13)	12.91	12.78	(0.01)	(2.96)	(2.97)	29.72	64.68	364,073	0.87		(0.46)		32
SA T. Rowe Price Growth Stock Portfolio Class 2
03/31/17	22.77	(0.05)	4.05	4.00	—	(2.54)	(2.54)	24.23	18.61	45,160	1.02	(1)	(0.19	)(1)	38
03/31/18	24.23	(0.04)	5.80	5.76	—	(3.42)	(3.42)	26.57	24.31	43,404	1.02	(1)	(0.13	)(1)	50
03/31/19	26.57	(0.03)	2.21	2.18	—	(6.91)	(6.91)	21.84	10.23	40,322	1.03		(0.12)		30
03/31/20	21.84	(0.07)	(0.67)	(0.74)	—	(2.04)	(2.04)	19.06	(4.47)	34,893	1.04		(0.32)		44
03/31/21	19.06	(0.16)	12.34	12.18	—	(2.96)	(2.96)	28.28	64.42	44,393	1.02		(0.61)		32
SA T. Rowe Price Growth Stock Portfolio Class 3
03/31/17	22.51	(0.07)	4.00	3.93	—	(2.54)	(2.54)	23.90	18.52	39,088	1.12	(1)	(0.29	)(1)	38
03/31/18	23.90	(0.06)	5.71	5.65	—	(3.42)	(3.42)	26.13	24.18	35,916	1.12	(1)	(0.23	)(1)	50
03/31/19	26.13	(0.06)	2.16	2.10	—	(6.91)	(6.91)	21.32	10.08	32,944	1.13		(0.22)		30
03/31/20	21.32	(0.09)	(0.64)	(0.73)	—	(2.04)	(2.04)	18.55	(4.53)	27,780	1.14		(0.42)		44
03/31/21	18.55	(0.18)	11.99	11.81	—	(2.96)	(2.96)	27.40	64.18	35,574	1.12		(0.71)		32

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18
SA T. Rowe Price Growth Stock Portfolio Class 1	0.00%	0.00%
SA T. Rowe Price Growth Stock Portfolio Class 2	0.00	0.00
SA T. Rowe Price Growth Stock Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed Large Cap Growth Portfolio Class 1
03/31/17	$12.45	$0.07	$1.63	$1.70	$(0.06)	$(0.40)	$(0.46)	$13.69	13.96%	$475,135	0.82	%(1)	0.58	%(1)	47%
03/31/18	13.69	0.07	2.54	2.61	(0.08)	(0.90)	(0.98)	15.32	19.23	458,603	0.81	(1)	0.49	(1)	36
03/31/19	15.32	0.07	1.52	1.59	(0.10)	(2.45)	(2.55)	14.36	11.68	445,895	0.77	(1)(2)	0.44	(1)(2)	45
03/31/20	14.36	0.03	(0.18)	(0.15)	(0.07)	(1.88)	(1.95)	12.26	(2.43)	388,579	0.76	(1)(2)	0.23	(1)(2)	69
03/31/21	12.26	(0.02)	8.73	8.71	(0.04)	(2.47)	(2.51)	18.46	71.02	450,154	0.73	(2)	(0.13	)(2)	45
SA Multi-Managed Large Cap Growth Portfolio Class 2
03/31/17	12.23	0.05	1.60	1.65	(0.04)	(0.40)	(0.44)	13.44	13.79	33,597	0.97	(1)	0.40	(1)	47
03/31/18	13.44	0.05	2.49	2.54	(0.06)	(0.90)	(0.96)	15.02	19.07	34,895	0.96	(1)	0.34	(1)	36
03/31/19	15.02	0.04	1.49	1.53	(0.07)	(2.45)	(2.52)	14.03	11.52	31,938	0.92	(1)(2)	0.28	(1)(2)	45
03/31/20	14.03	0.01	(0.18)	(0.17)	(0.05)	(1.88)	(1.93)	11.93	(2.65)	25,851	0.91	(1)(2)	0.08	(1)(2)	69
03/31/21	11.93	(0.05)	8.51	8.46	(0.02)	(2.47)	(2.49)	17.90	70.84	38,448	0.88	(2)	(0.28	)(2)	45
SA Multi-Managed Large Cap Growth Portfolio Class 3
03/31/17	12.11	0.03	1.60	1.63	(0.03)	(0.40)	(0.43)	13.31	13.73	18,151	1.06	(1)	0.18	(1)	47
03/31/18	13.31	0.04	2.46	2.50	(0.04)	(0.90)	(0.94)	14.87	18.96	18,417	1.06	(1)	0.24	(1)	36
03/31/19	14.87	0.03	1.47	1.50	(0.06)	(2.45)	(2.51)	13.86	11.38	17,679	1.02	(1)(2)	0.19	(1)(2)	45
03/31/20	13.86	(0.00)	(0.18)	(0.18)	(0.03)	(1.88)	(1.91)	11.77	(2.73)	13,717	1.01	(1)(2)	(0.02	)(1)(2)	69
03/31/21	11.77	(0.07)	8.39	8.32	—	(2.47)	(2.47)	17.62	70.65	20,395	0.98	(2)	(0.38	)(2)	45

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.05%	0.07%	0.08%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.05	0.07	0.08
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.05	0.07	0.08

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
SA Multi-Managed Large Cap Value Portfolio Class 1
03/31/17	$15.37	$0.29	$2.46	$2.75	$(0.28)	$(0.54)	$(0.82)	$17.30	18.05%	$979,942	0.78%	1.78%	43%
03/31/18	17.30	0.32	0.92	1.24	(0.40)	(1.42)	(1.82)	16.72	6.97	825,844	0.78	1.79	34
03/31/19	16.72	0.31	0.30	0.61	(0.34)	(2.01)	(2.35)	14.98	4.25	702,244	0.79	1.92	36
03/31/20	14.98	0.28	(2.16)	(1.88)	(0.40)	(0.90)	(1.30)	11.80	(14.52)	556,173	0.80	1.80	62
03/31/21	11.80	0.28	5.56	5.84	(0.26)	(0.85)	(1.11)	16.53	50.22	763,236	0.79	1.94	45
SA Multi-Managed Large Cap Value Portfolio Class 2
03/31/17	15.36	0.27	2.45	2.72	(0.25)	(0.54)	(0.79)	17.29	17.90	29,795	0.93	1.61	43
03/31/18	17.29	0.29	0.92	1.21	(0.38)	(1.42)	(1.80)	16.70	6.77	27,174	0.93	1.63	34
03/31/19	16.70	0.29	0.29	0.58	(0.31)	(2.01)	(2.32)	14.96	4.06	24,198	0.94	1.78	36
03/31/20	14.96	0.25	(2.15)	(1.90)	(0.37)	(0.90)	(1.27)	11.79	(14.61)	17,581	0.95	1.64	62
03/31/21	11.79	0.26	5.55	5.81	(0.24)	(0.85)	(1.09)	16.51	49.95	24,509	0.94	1.79	45
SA Multi-Managed Large Cap Value Portfolio Class 3
03/31/17	15.35	0.25	2.46	2.71	(0.24)	(0.54)	(0.78)	17.28	17.80	16,087	1.02	1.28	43
03/31/18	17.28	0.27	0.92	1.19	(0.35)	(1.42)	(1.77)	16.70	6.70	14,784	1.03	1.53	34
03/31/19	16.70	0.27	0.29	0.56	(0.29)	(2.01)	(2.30)	14.96	3.94	13,131	1.04	1.68	36
03/31/20	14.96	0.24	(2.16)	(1.92)	(0.35)	(0.90)	(1.25)	11.79	(14.71)	9,330	1.05	1.54	62
03/31/21	11.79	0.24	5.55	5.79	(0.22)	(0.85)	(1.07)	16.51	49.77	11,866	1.04	1.69	45
SA Multi-Managed Mid Cap Growth Portfolio Class 1
03/31/17	15.64	(0.01)	2.33	2.32	—	(0.87)	(0.87)	17.09	15.14	166,759	0.94	(0.04)	47
03/31/18	17.09	(0.01)	3.55	3.54	—	(1.65)	(1.65)	18.98	21.07	191,355	0.93	(0.03)	45
03/31/19	18.98	(0.01)	2.20	2.19	—	(2.19)	(2.19)	18.98	12.89	187,604	0.94	(0.07)	37
03/31/20	18.98	(0.04)	(1.42)	(1.46)	—	(2.07)	(2.07)	15.45	(9.65)	153,668	0.95	(0.19)	47
03/31/21	15.45	(0.13)	12.47	12.34	—	(2.84)	(2.84)	24.95	79.25	199,683	0.94	(0.56)	65
SA Multi-Managed Mid Cap Growth Portfolio Class 2
03/31/17	15.10	(0.03)	2.23	2.20	—	(0.87)	(0.87)	16.43	14.89	22,024	1.09	(0.20)	47
03/31/18	16.43	(0.03)	3.41	3.38	—	(1.65)	(1.65)	18.16	20.94	23,377	1.08	(0.18)	45
03/31/19	18.16	(0.04)	2.09	2.05	—	(2.19)	(2.19)	18.02	12.69	22,407	1.09	(0.22)	37
03/31/20	18.02	(0.06)	(1.32)	(1.38)	—	(2.07)	(2.07)	14.57	(9.72)	17,335	1.10	(0.34)	47
03/31/21	14.57	(0.15)	11.74	11.59	—	(2.84)	(2.84)	23.32	78.88	26,864	1.09	(0.71)	65
SA Multi-Managed Mid Cap Growth Portfolio Class 3
03/31/17	14.79	(0.06)	2.21	2.15	—	(0.87)	(0.87)	16.07	14.86	15,080	1.18	(0.35)	47
03/31/18	16.07	(0.05)	3.33	3.28	—	(1.65)	(1.65)	17.70	20.79	15,193	1.18	(0.28)	45
03/31/19	17.70	(0.06)	2.04	1.98	—	(2.19)	(2.19)	17.49	12.62	14,806	1.19	(0.32)	37
03/31/20	17.49	(0.08)	(1.27)	(1.35)	—	(2.07)	(2.07)	14.07	(9.84)	10,933	1.20	(0.44)	47
03/31/21	14.07	(0.17)	11.34	11.17	—	(2.84)	(2.84)	22.40	78.69	16,308	1.19	(0.81)	65

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21
SA Multi-Managed Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Mid Cap Value Portfolio Class 1
03/31/17	$15.82	$0.17	$2.61	$2.78	$(0.19)	$(0.32)	$(0.51)	$18.09	17.65%	$238,924	0.91%		1.02%		84%
03/31/18	18.09	0.15	1.11	1.26	(0.24)	(2.32)	(2.56)	16.79	6.82	211,203	0.93		0.85		30
03/31/19	16.79	0.18	0.04	0.22	(0.16)	(1.15)	(1.31)	15.70	1.65	195,861	0.94		1.08		29
03/31/20	15.70	0.20	(3.54)	(3.34)	(0.22)	(0.88)	(1.10)	11.26	(23.20)	144,314	0.96		1.25		36
03/31/21	11.26	0.14	8.04	8.18	(0.19)	(0.57)	(0.76)	18.68	73.16	220,104	0.95		0.92		29
SA Multi-Managed Mid Cap Value Portfolio Class 2
03/31/17	15.78	0.15	2.60	2.75	(0.16)	(0.32)	(0.48)	18.05	17.52	27,352	1.06		0.86		84
03/31/18	18.05	0.13	1.09	1.22	(0.21)	(2.32)	(2.53)	16.74	6.63	25,021	1.08		0.70		30
03/31/19	16.74	0.15	0.04	0.19	(0.13)	(1.15)	(1.28)	15.65	1.47	22,284	1.09		0.93		29
03/31/20	15.65	0.17	(3.53)	(3.36)	(0.19)	(0.88)	(1.07)	11.22	(23.34)	14,917	1.11		1.09		36
03/31/21	11.22	0.12	8.02	8.14	(0.17)	(0.57)	(0.74)	18.62	73.00	23,122	1.10		0.77		29
SA Multi-Managed Mid Cap Value Portfolio Class 3
03/31/17	15.75	0.12	2.60	2.72	(0.14)	(0.32)	(0.46)	18.01	17.35	18,771	1.16		0.65		84
03/31/18	18.01	0.11	1.09	1.20	(0.19)	(2.32)	(2.51)	16.70	6.53	16,337	1.18		0.60		30
03/31/19	16.70	0.14	0.04	0.18	(0.11)	(1.15)	(1.26)	15.62	1.40	14,219	1.19		0.82		29
03/31/20	15.62	0.16	(3.52)	(3.36)	(0.18)	(0.88)	(1.06)	11.20	(23.41)	9,654	1.21		0.99		36
03/31/21	11.20	0.10	8.01	8.11	(0.15)	(0.57)	(0.72)	18.59	72.87	14,260	1.20		0.67		29
SA Multi-Managed Small Cap Portfolio Class 1
03/31/17	11.94	0.03	2.34	2.37	(0.03)	(0.20)	(0.23)	14.08	19.77	266,149	0.91		0.27		33
03/31/18	14.08	0.03	1.55	1.58	(0.06)	(1.32)	(1.38)	14.28	11.30	255,293	0.91	(2)	0.19	(2)	30
03/31/19	14.28	0.03	(0.16)	(0.13)	(0.03)	(1.06)	(1.09)	13.06	(0.67)	236,342	0.92	(2)	0.19	(2)	41
03/31/20	13.06	0.03	(2.95)	(2.92)	(0.03)	(1.11)	(1.14)	9.00	(24.88)	143,176	0.96		0.24		65
03/31/21	9.00	0.03	8.04	8.07	(0.04)	(1.77)	(1.81)	15.26	91.05	230,594	0.95		0.26		55
SA Multi-Managed Small Cap Portfolio Class 2
03/31/17	11.66	0.01	2.29	2.30	(0.01)	(0.20)	(0.21)	13.75	19.65	18,708	1.06		0.11		33
03/31/18	13.75	0.01	1.51	1.52	(0.04)	(1.32)	(1.36)	13.91	11.13	17,739	1.06	(2)	0.04	(2)	30
03/31/19	13.91	0.01	(0.17)	(0.16)	(0.00)	(1.06)	(1.06)	12.69	(0.88)	15,415	1.07	(2)	0.03	(2)	41
03/31/20	12.69	0.01	(2.85)	(2.84)	(0.01)	(1.11)	(1.12)	8.73	(24.95)	10,273	1.11		0.10		65
03/31/21	8.73	0.01	7.79	7.80	(0.02)	(1.77)	(1.79)	14.74	90.75	17,618	1.10		0.11		55
SA Multi-Managed Small Cap Portfolio Class 3
03/31/17	11.50	(0.01)	2.26	2.25	—	(0.20)	(0.20)	13.55	19.51	12,528	1.16		(0.09)		33
03/31/18	13.55	(0.01)	1.49	1.48	(0.02)	(1.32)	(1.34)	13.69	11.03	12,309	1.16	(2)	(0.06	)(2)	30
03/31/19	13.69	(0.01)	(0.15)	(0.16)	—	(1.06)	(1.06)	12.47	(0.92)	10,647	1.17	(2)	(0.07	)(2)	41
03/31/20	12.47	0.00	(2.80)	(2.80)	—	(1.11)	(1.11)	8.56	(25.05)	6,905	1.21		(0.01)		65
03/31/21	8.56	0.00	7.62	7.62	(0.00)	(1.77)	(1.77)	14.41	90.49	11,334	1.20		0.01		55

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21
SA Multi-Managed Mid Cap Value Class 1	0.00%	0.00%	—%	—%	—%
SA Multi-Managed Mid Cap Value Class 2	0.00	0.00	—	—	—
SA Multi-Managed Mid Cap Value Class 3	0.01	0.00	—	—	—
SA Multi-Managed Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19
SA Multi-Managed Small Cap Portfolio Class 1	0.00%	0.00%
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed International Equity Portfolio Class 1
03/31/17	$7.83	$0.14	$0.68	$0.82	$(0.15)	$—	$(0.15)	$8.50	10.65%	$630,997	0.93	%(1)(2)	1.82	%(1)(2)	50%
03/31/18	8.50	0.16	1.23	1.39	(0.20)	—	(0.20)	9.69	16.37 (3)	577,544	0.95	(2)	1.72	(2)	20
03/31/19	9.69	0.21	(0.66)	(0.45)	(0.26)	—	(0.26)	8.98	(4.44)	410,320	0.99	(2)	2.27	(2)	22
03/31/20	8.98	0.17	(1.23)	(1.06)	(0.30)	(0.78)	(1.08)	6.84	(14.19)	265,249	1.04	(2)	1.88	(2)	20
03/31/21	6.84	0.11	3.29	3.40	(0.16)	(0.14)	(0.30)	9.94	49.70	354,716	0.97	(2)	1.27	(2)	22
SA Multi-Managed International Equity Portfolio Class 2
03/31/17	7.84	0.15	0.66	0.81	(0.14)	—	(0.14)	8.51	10.46	20,693	1.08	(1)(2)	1.84	(1)(2)	50
03/31/18	8.51	0.15	1.24	1.39	(0.19)	—	(0.19)	9.71	16.33 (3)	21,848	1.10	(2)	1.54	(2)	20
03/31/19	9.71	0.19	(0.66)	(0.47)	(0.24)	—	(0.24)	9.00	(4.61)	17,959	1.14	(2)	2.07	(2)	22
03/31/20	9.00	0.14	(1.22)	(1.08)	(0.28)	(0.78)	(1.06)	6.86	(14.30)	13,398	1.19	(2)	1.61	(2)	20
03/31/21	6.86	0.10	3.29	3.39	(0.14)	(0.14)	(0.28)	9.97	49.49	19,379	1.12	(2)	1.15	(2)	22
SA Multi-Managed International Equity Portfolio Class 3
03/31/17	7.81	0.27	0.53	0.80	(0.13)	—	(0.13)	8.48	10.38	17,067	1.17	(1)(2)	2.85	(1)(2)	50
03/31/18	8.48	0.14	1.23	1.37	(0.18)	—	(0.18)	9.67	16.12 (3)	16,719	1.20	(2)	1.46	(2)	20
03/31/19	9.67	0.18	(0.65)	(0.47)	(0.23)	—	(0.23)	8.97	(4.66)	13,689	1.24	(2)	1.96	(2)	22
03/31/20	8.97	0.14	(1.22)	(1.08)	(0.27)	(0.78)	(1.05)	6.84	(14.34)	10,100	1.29	(2)	1.53	(2)	20
03/31/21	6.84	0.09	3.28	3.37	(0.13)	(0.14)	(0.27)	9.94	49.35	13,369	1.22	(2)	1.04	(2)	22
SA Multi-Managed Diversified Fixed Income Portfolio Class 1
03/31/17	11.74	0.25	(0.10)	0.15	(0.14)	(0.09)	(0.23)	11.66	1.37	1,128,112	0.67		2.15		40
03/31/18	11.66	0.27	(0.11)	0.16	(0.27)	(0.02)	(0.29)	11.53	1.38	1,023,385	0.68		2.29		63
03/31/19	11.53	0.31	0.13	0.44	(0.31)	(0.03)	(0.34)	11.63	4.03	928,761	0.68		2.68		38
03/31/20	11.63	0.30	0.44	0.74	(0.38)	—	(0.38)	11.99	6.36	866,019	0.69		2.49		45
03/31/21	11.99	0.23	0.24	0.47	(0.33)	(0.26)	(0.59)	11.87	3.81	948,017	0.68		1.88		41
SA Multi-Managed Diversified Fixed Income Portfolio Class 2
03/31/17	11.73	0.24	(0.10)	0.14	(0.13)	(0.09)	(0.22)	11.65	1.22	28,136	0.82		2.01		40
03/31/18	11.65	0.25	(0.12)	0.13	(0.25)	(0.02)	(0.27)	11.51	1.14	24,193	0.83		2.14		63
03/31/19	11.51	0.29	0.14	0.43	(0.29)	(0.03)	(0.32)	11.62	3.91	19,873	0.83		2.53		38
03/31/20	11.62	0.28	0.45	0.73	(0.36)	—	(0.36)	11.99	6.27	19,442	0.84		2.34		45
03/31/21	11.99	0.22	0.22	0.44	(0.31)	(0.26)	(0.57)	11.86	3.58	20,138	0.84		1.73		41
SA Multi-Managed Diversified Fixed Income Portfolio Class 3
03/31/17	11.66	0.29	(0.17)	0.12	(0.11)	(0.09)	(0.20)	11.58	1.13	16,843	0.92		1.92		40
03/31/18	11.58	0.24	(0.12)	0.12	(0.23)	(0.02)	(0.25)	11.45	1.07	14,967	0.93		2.04		63
03/31/19	11.45	0.28	0.14	0.42	(0.28)	(0.03)	(0.31)	11.56	3.82	12,712	0.93		2.43		38
03/31/20	11.56	0.27	0.44	0.71	(0.34)	—	(0.34)	11.93	6.18	11,770	0.94		2.24		45
03/31/21	11.93	0.20	0.23	0.43	(0.30)	(0.26)	(0.56)	11.80	3.48	11,089	0.94		1.64		41

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/17
SA Multi-Managed International Equity Portfolio Class 1	0.00%
SA Multi-Managed International Equity Portfolio Class 2	0.00
SA Multi-Managed International Equity Portfolio Class 3	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21
SA Multi-Managed International Equity Portfolio Class 1	0.04%	0.04%	0.04%	0.04%	0.04%
SA Multi-Managed International Equity Portfolio Class 2	0.04	0.04	0.04	0.04	0.04
SA Multi-Managed International Equity Portfolio Class 3	0.04	0.04	0.04	0.04	0.04

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
SA Wellington Real Return Portfolio Class 1
03/31/17	$9.55	$0.08	$0.11	$0.19	$—	$—	$—	$9.74	1.99%	$275,808	0.62%	0.86%	53%
03/31/18	9.74	0.09	0.05	0.14	(0.24)	—	(0.24)	9.64	1.42	364,977	0.58	0.96	23
03/31/19	9.64	0.12	0.10	0.22	(0.36)	—	(0.36)	9.50	2.40	337,714	0.60	1.24	22
03/31/20	9.50	0.21	0.02	0.23	(0.04)	—	(0.04)	9.69	2.40	259,205	0.59	2.09	31
03/31/21	9.69	0.04	0.71	0.75	(0.29)	(0.08)	(0.37)	10.07	7.71	252,182	0.59	0.42	43
SA Wellington Real Return Portfolio Class 3
03/31/17	9.50	0.07	0.09	0.16	—	—	—	9.66	1.68	418,436	0.87	0.75	53
03/31/18	9.66	0.07	0.04	0.11	(0.21)	—	(0.21)	9.56	1.18	412,469	0.83	0.72	23
03/31/19	9.56	0.10	0.10	0.20	(0.32)	—	(0.32)	9.44	2.17	387,047	0.85	1.02	22
03/31/20	9.44	0.17	0.03	0.20	(0.03)	—	(0.03)	9.61	2.14	335,450	0.84	1.74	31
03/31/21	9.61	0.02	0.71	0.73	(0.27)	(0.08)	(0.35)	9.99	7.51	407,229	0.84	0.18	43

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21
SA Wellington Real Return Portfolio Class 1	0.02%	0.05%	0.05%	0.05%	0.05%
SA Wellington Real Return Portfolio Class 3	0.02	0.05	0.05	0.05	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Columbia Focused Value Portfolio Class 1
03/31/17	$16.81	$0.25	$3.75	$4.00	$(0.24)	$(1.74)	$(1.98)	$18.83	24.12%	$333,901	0.71%	1.35%	13%
03/31/18	18.83	0.31	2.14	2.45	(0.33)	(0.59)	(0.92)	20.36	12.87	287,475	0.71	1.51	4
03/31/19	20.36	0.58	(0.51)	0.07	(0.84)	(1.96)	(2.80)	17.63	1.76	273,629	0.72	2.95	16
03/31/20	17.63	0.32	(3.39)	(3.07)	(0.10)	(0.30)	(0.40)	14.16	(17.99)	188,851	0.73	1.77	12
03/31/21	14.16	0.59	9.45	10.04	(0.34)	(1.19)	(1.53)	22.67	71.65	334,737	0.72	3.12	35
SA Columbia Focused Value Portfolio Class 2
03/31/17	16.79	0.22	3.74	3.96	(0.21)	(1.74)	(1.95)	18.80	23.92	14,687	0.86	1.20	13
03/31/18	18.80	0.27	2.15	2.42	(0.30)	(0.59)	(0.89)	20.33	12.74	14,853	0.86	1.35	4
03/31/19	20.33	0.55	(0.49)	0.06	(0.74)	(1.96)	(2.70)	17.69	1.61	13,536	0.87	2.80	16
03/31/20	17.69	0.30	(3.41)	(3.11)	(0.09)	(0.30)	(0.39)	14.19	(18.14)	9,512	0.88	1.62	12
03/31/21	14.19	0.55	9.48	10.03	(0.31)	(1.19)	(1.50)	22.72	71.40	14,886	0.87	2.91	35
SA Columbia Focused Value Portfolio Class 3
03/31/17	16.76	0.22	3.72	3.94	(0.20)	(1.74)	(1.94)	18.76	23.81	11,368	0.96	1.11	13
03/31/18	18.76	0.25	2.14	2.39	(0.28)	(0.59)	(0.87)	20.28	12.60	10,566	0.96	1.25	4
03/31/19	20.28	0.53	(0.49)	0.04	(0.65)	(1.96)	(2.61)	17.71	1.51	9,295	0.97	2.70	16
03/31/20	17.71	0.28	(3.41)	(3.13)	(0.08)	(0.30)	(0.38)	14.20	(18.20)	6,713	0.98	1.52	12
03/31/21	14.20	0.53	9.48	10.01	(0.29)	(1.19)	(1.48)	22.73	71.19	9,951	0.97	2.81	35

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21
SA Columbia Focused Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.01%
SA Columbia Focused Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.01
SA Columbia Focused Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.01

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/17	03/31/18	03/31/19	03/31/20	03/31/21
SA Columbia Focused Value Portfolio Class 1	0.31%	0.32%	0.32%	0.32%	0.32%
SA Columbia Focused Value Portfolio Class 2	0.31	0.32	0.32	0.32	0.32
SA Columbia Focused Value Portfolio Class 3	0.31	0.32	0.32	0.32	0.32

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
SA Allocation Growth Portfolio Class 1
09/26/16##- 03/31/17	$12.61	$0.10	$0.69	$0.79	$—	$—	$—	$13.40	6.26%	$106	0.18	%#	1.53	%#	34%
03/31/18	13.40	0.18	1.36	1.54	(0.16)	(0.33)	(0.49)	14.45	11.50	153	0.15		1.27		68
03/31/19	14.45	0.33	0.07	0.40	(0.54)	(1.05)	(1.59)	13.26	4.14	150	0.15		2.32		20
03/31/20	13.26	0.18	(1.13)	(0.95)	(0.01)	(0.41)	(0.42)	11.89	(7.61)	136	0.15		1.29		26
03/31/21	11.89	0.23	5.31	5.54	(0.16)	(0.64)	(0.80)	16.63	46.76	228	0.13		1.57		29
SA Allocation Growth Portfolio Class 3
03/31/17	12.49	0.15	1.28	1.43	(0.23)	(0.31)	(0.54)	13.38	11.67	93,250	0.34		1.13		34
03/31/18	13.38	0.16	1.34	1.50	(0.14)	(0.33)	(0.47)	14.41	11.25	121,286	0.40		1.14		68
03/31/19	14.41	0.21	0.16	0.37	(0.49)	(1.05)	(1.54)	13.24	3.89	160,980	0.40		1.55		20
03/31/20	13.24	0.15	(1.14)	(0.99)	(0.00)	(0.41)	(0.41)	11.84	(7.90)	192,198	0.40		1.09		26
03/31/21	11.84	0.19	5.28	5.47	(0.13)	(0.64)	(0.77)	16.54	46.37	319,854	0.38		1.26		29
SA Allocation Moderate Growth Portfolio Class 1
09/26/16##- 03/31/17	10.70	0.09	0.45	0.54	—	—	—	11.24	5.05	105	0.13	#	1.61	#	25
03/31/18	11.24	0.18	0.90	1.08	(0.18)	(0.39)	(0.57)	11.75	9.64	147	0.11		1.51		57
03/31/19	11.75	0.15	0.13	0.28	(0.56)	(1.40)	(1.96)	10.07	4.24	374	0.12		1.42		18
03/31/20	10.07	0.18	(0.60)	(0.42)	(0.18)	(0.39)	(0.57)	9.08	(4.96)	190	0.12		1.67		22
03/31/21	9.08	0.18	3.23	3.41	—	(0.47)	(0.47)	12.02	37.59	256	0.12		1.65		23
SA Allocation Moderate Growth Portfolio Class 3
03/31/17	12.00	0.14	0.97	1.11	(0.22)	(1.67)	(1.89)	11.22	10.01	516,004	0.29		1.24		25
03/31/18	11.22	0.15	0.91	1.06	(0.17)	(0.39)	(0.56)	11.72	9.43	507,613	0.36		1.29		57
03/31/19	11.72	0.19	0.07	0.26	(0.51)	(1.40)	(1.91)	10.07	3.95	462,493	0.37		1.67		18
03/31/20	10.07	0.13	(0.58)	(0.45)	(0.15)	(0.39)	(0.54)	9.08	(5.19)	403,234	0.37		1.25		22
03/31/21	9.08	0.15	3.23	3.38	—	(0.47)	(0.47)	11.99	37.26	530,277	0.37		1.38		23

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  #  Annualized.

  ##  Commencement of operations.

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/17		03/31/18	03/31/19	03/31/20	03/31/21
SA Allocation Growth Portfolio Class 1	0.01	%#	0.01%	0.01%	0.01%	0.01%
SA Allocation Growth Portfolio Class 3	0.01		0.01	0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 1	0.01	#	0.01	0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 3	0.01		0.01	0.01	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
SA Allocation Moderate Portfolio Class 1
09/26/16##- 03/31/17	$10.67	$0.09	$0.36	$0.45	$—	$—	$—	$11.12	4.22%	$104	0.13	%#	1.64	%#	26%
03/31/18	11.12	0.19	0.75	0.94	(0.19)	(0.26)	(0.45)	11.61	8.40	113	0.12		1.61		60
03/31/19	11.61	0.19	0.16	0.35	(0.56)	(1.20)	(1.76)	10.20	4.52	213	0.13		1.77		19
03/31/20	10.20	0.21	(0.49)	(0.28)	(0.18)	(0.34)	(0.52)	9.40	(3.31)	90	0.13		1.90		26
03/31/21	9.40	0.19	2.79	2.98	—	(0.45)	(0.45)	11.93	31.78	117	0.13		1.72		24
SA Allocation Moderate Portfolio Class 3
03/31/17	11.57	0.14	0.83	0.97	(0.21)	(1.23)	(1.44)	11.10	8.97	324,003	0.29		1.23		26
03/31/18	11.10	0.16	0.75	0.91	(0.17)	(0.26)	(0.43)	11.58	8.19	314,294	0.37		1.35		60
03/31/19	11.58	0.20	0.12	0.32	(0.50)	(1.20)	(1.70)	10.20	4.27	294,856	0.38		1.79		19
03/31/20	10.20	0.14	(0.45)	(0.31)	(0.16)	(0.34)	(0.50)	9.39	(3.64)	256,715	0.38		1.33		26
03/31/21	9.39	0.16	2.79	2.95	—	(0.45)	(0.45)	11.89	31.50	319,388	0.38		1.46		24
SA Allocation Balanced Portfolio Class 1
09/26/16##- 03/31/17	10.41	0.09	0.21	0.30	—	—	—	10.71	2.88	103	0.13	#	1.72	#	22
03/31/18	10.71	0.20	0.48	0.68	(0.19)	(0.37)	(0.56)	10.83	6.39	109	0.12		1.77		60
03/31/19	10.83	0.24	0.11	0.35	(0.55)	(0.97)	(1.52)	9.66	4.33	114	0.13		2.29		22
03/31/20	9.66	0.17	(0.22)	(0.05)	(0.18)	(0.20)	(0.38)	9.23	(0.78)	146	0.14		1.76		31
03/31/21	9.23	0.23	1.92	2.15	(0.15)	(0.39)	(0.54)	10.84	23.42	137	0.13		2.09		31
SA Allocation Balanced Portfolio Class 3
03/31/17	11.20	0.13	0.63	0.76	(0.21)	(1.06)	(1.27)	10.69	7.14	240,817	0.30		1.21		22
03/31/18	10.69	0.17	0.49	0.66	(0.18)	(0.37)	(0.55)	10.80	6.16	225,749	0.35		1.53		60
03/31/19	10.80	0.21	0.12	0.33	(0.50)	(0.97)	(1.47)	9.66	4.11	215,693	0.38		2.01		22
03/31/20	9.66	0.15	(0.22)	(0.07)	(0.16)	(0.20)	(0.36)	9.23	(1.02)	206,134	0.39		1.52		31
03/31/21	9.23	0.17	1.97	2.14	(0.13)	(0.39)	(0.52)	10.85	23.25	257,105	0.38		1.61		31

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  #  Annualized.

  ##  Commencement of operations.

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/17		03/31/18	03/31/19	03/31/20	03/31/21
SA Allocation Moderate Portfolio Class 1	0.01	%#	0.01%	0.01%	0.01%	0.01%
SA Allocation Moderate Portfolio Class 3	0.01		0.01	0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 1	0.01	#	0.01	0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 3	0.01		0.04	0.01	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Seasons Series Trust and Shareholders of each of the nineteen portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios listed in the table below (constituting Seasons Series Trust, hereafter collectively referred to as the "Portfolios") as of the date listed in the table below and for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Seasons Series Trust

SA Allocation Balanced Portfolio (1)

SA Allocation Growth Portfolio (1)

SA Allocation Moderate Growth Portfolio (1)

SA Allocation Moderate Portfolio (1)

SA Columbia Focused Value Portfolio (2)

SA Multi-Managed Diversified Fixed Income Portfolio (2)

SA Multi-Managed Growth Portfolio (2)

SA Multi-Managed Income/Equity Portfolio (2)

SA Multi-Managed Income Portfolio (2)

SA Multi-Managed International Equity Portfolio (2)

SA Multi-Managed Large Cap Growth Portfolio (2)

SA Multi-Managed Large Cap Value Portfolio (2)

SA Multi-Managed Mid Cap Growth Portfolio (2)

SA Multi-Managed Mid Cap Value Portfolio (2)

SA Multi-Managed Moderate Growth Portfolio (2)

SA Multi-Managed Small Cap Portfolio (2)

SA Putnam Asset Allocation Diversified Growth Portfolio (2)

SA T. Rowe Price Growth Stock Portfolio (2)

SA Wellington Real Return Portfolio (2)

(1)  The statement of assets and liabilities, including the portfolio of investments, as of March 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein

(2)  The statement of assets and liabilities, including the portfolio of investments, as of March 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian, transfer agents, brokers and selling or agent banks; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
May 27, 2021

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds since at least 1986. We have not been able to determine the specific year we began serving as auditor.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2021 (unaudited)

At a meeting held on October 7, 2020, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management LLC ("SAAMCo" or the "Adviser") and the Trust (the "Advisory Agreement") and the continuation of each Subadvisory Agreement between SAAMCo and each of the following subadvisers (the "Subadvisory Agreements"): American Century Investment Management, Inc. ("American Century"), Columbia Management Investment Advisers, LLC ("Columbia"), Goldman Sachs Asset Management, L.P. ("GSAM"), J.P. Morgan Investment Management Inc. ("JPMorgan"), Massachusetts Financial Services Company ("MFS"), Morgan Stanley Investment Management Inc. ("MSIM"), PineBridge Investments, LLC ("PineBridge"), Putnam Investment Management, LLC ("Putnam"), Schroder Investment Management North America Inc. ("SIMNA"), T. Rowe Price Associates, Inc. ("T. Rowe Price") and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1) the requirements of the Trust in the areas of investment supervisory and administrative services;

(2) the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3) the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4) the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5) the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6) the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7) the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the "Expense Group/Universe" and the "Subadvised Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SAAMCo and the Subadvisers with respect

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2021 (unaudited) (continued)

to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios' assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios' assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees' oversight and control. It was also noted that SAAMCo's advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers' styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo's investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board considered each Subadviser's personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management's judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo's staff and each of the Subadviser's staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo's reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust's relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo's experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo's code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios' registration statement.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2021 (unaudited) (continued)

The Board also reviewed and considered SAAMCo's and each Subadviser's compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo's and the Subadvisers' risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo's or the Subadvisers' ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm's length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. ("Broadridge") as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether SAAMCo and the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2020 from Broadridge and performance information as of June 30, 2020 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio's overall performance, performance relative to each Portfolio's relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser's performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio's most recent fiscal year end, which may vary among the Portfolio's Expense Group/Universe. The Board considered management's discussion of the Trust's multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio's investment objectives/strategies.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2021 (unaudited) (continued)

•  SA Allocation Balanced Portfolio (advised by SAAMCo).  The Board considered that the Portfolio's actual management fees and total expenses were above the median of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 0.09% of average daily net assets.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods. It was noted that SAAMCo assumed full control of the Portfolio in 2015.

•  SA Allocation Growth Portfolio (advised by SAAMCo).  The Board considered that the Portfolio's actual management fees were above and total expenses were below the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and noted that SAAMCo has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 0.09% of average daily net assets.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods. It was noted that SAAMCo assumed full control of the Portfolio in 2015.

•  SA Allocation Moderate Portfolio (advised by SAAMCo).  The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 0.09% of average daily net assets.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods. The Board noted that SAAMCo assumed full control of the Portfolio in 2015.

•  SA Allocation Moderate Growth Portfolio (advised by SAAMCo).  The Board considered that the Portfolio's actual management fees were above and total expenses were below the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and noted that SAAMCo has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 0.09% of average daily net assets.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods but below that index for the ten-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for one-, three- and five-year periods but below the median for the ten-year period. The Board took into consideration management's discussion of the Portfolio's performance and noted that SAAMCo assumed full control of the Portfolio in 2015.

•  SA Columbia Focused Value Portfolio (subadvised by Columbia).  The Board considered that the Portfolio's actual management fees were slightly above and total expenses were slightly below the medians of its Expense Group. The Board took account of management's discussion of the Portfolio's fees and noted that the SAAMCo has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 0.67% of average daily net assets.

  The Board also considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods but below that index for the ten-year period. The Board noted that the Portfolio performed above the medians of the

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2021 (unaudited) (continued)

Performance Group for the one-, three- and five-year periods but below the median for the ten-year period. The Board took account of management's discussion of the Portfolio's performance.

•  SA Multi-Managed Diversified Fixed Income Portfolio (subadvised by PineBridge and Wellington).  The Board considered that the Portfolio's actual management fees were slightly above and total expenses were slightly below the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees.

  The Board also considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods but below that index for the ten-year period. The Board noted that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods but below the median for the ten-year period. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took into consideration management's discussion of the Portfolio's performance and noted that the Adviser reallocated the directly-managed component of the Portfolio among the Subadvisers in 2013 as part of a restructuring of the Portfolio.

•  SA Multi-Managed Growth Portfolio (components subadvised by J.P. Morgan, MSIM, and Wellington).  The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that the Portfolio is a multi-fund strategy and its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that SAAMCo is currently waiving 7 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was above the medians of the Portfolio's Performance Group for same periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

•  SA Multi-Managed Income Portfolio (components subadvised by MSIM and Wellington).  The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that SAAMCo is currently waiving 3 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that performance was above the medians of its Performance Group for the same periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

•  SA Multi-Managed Income/Equity Portfolio (components subadvised by MSIM and Wellington).  The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that SAAMCo is currently waiving 4 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Universe for the same periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

•  SA Multi-Managed International Equity Portfolio (advised/subadvised by SAAMCo, SIMNA and T. Rowe Price).   The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2021 (unaudited) (continued)

Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo is currently waiving 4 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board noted that the Portfolio performed above the medians of its Performance Universe for the same periods. The Board considered that the Portfolio is managed by multiple Subadvisers and noted that management replaced one of the Subadvisers in 2014 and another in 2017.

•  SA Multi-Managed Large Cap Growth Portfolio (advised/subadvised by SAAMCo, GSAM and MSIM).  The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo is currently waiving 7 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods but below that index for the five- and ten-year periods. The Board also considered that performance was above the median of its Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that the Portfolio is managed by multiple Subadvisers and that SAAMCo replaced one Subadviser in May 2019.

•  SA Multi-Managed Large Cap Value Portfolio (advised/subadvised by SAAMCo, American Century and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods but below that index for the ten-year period. The Board also considered that performance was above the medians of its Performance Group for the one- and five-year periods, at the median for the three-year period and below the median for the ten-year period. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took into consideration management's discussion of the Portfolio's performance and noted that management has subjected the Portfolio to heightened monitoring and added American Century to replace a Subadviser in 2015.

•  SA Multi-Managed Mid Cap Growth Portfolio (advised/subadvised by SAAMCo, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was above the medians of the Portfolio's Performance Group for the same periods.

•  SA Multi-Managed Mid Cap Value Portfolio (advised/subadvised by SAAMCo, T. Rowe Price and MFS).  The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was above the medians of the Portfolio's Performance Group for the one- and three-year periods but below the medians for the five- and ten-year periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that T. Rowe Price had replaced one of the Subadvisers in February 2017.

•  SA Multi-Managed Moderate Growth Portfolio (components subadvised by J.P. Morgan, MSIM and Wellington).  The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2021 (unaudited) (continued)

Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that SAAMCo is currently waiving 5 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was above the medians of the Portfolio's Performance Group for the same periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

•  SA Multi-Managed Small Cap Portfolio (advised/subadvised by SAAMCo, J.P. Morgan and SIMNA).  The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods but below that index for the five- and ten-year periods. The Board further considered that the Portfolio performed above the median of its Performance Group for the one-, three- and five-year periods and below the median for the ten-year period. The Board took into consideration management's discussion of the Portfolio's performance and noted that SIMNA had replaced one of the Subadvisers in November 2019.

•  SA Putnam Asset Allocation Diversified Growth Portfolio (subadvised by Putnam).  The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo is currently waiving 15 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio performed above its benchmark for the ten-year period but below that index for the one-, three-, and five-year periods. The Board also considered that the Portfolio performed at the median of its Performance Group for the ten-year period but below the medians for the one-, three- and five-year periods. The Board took into consideration management's discussion of the Portfolio's performance.

•  SA T. Rowe Price Growth Stock Portfolio (subadvised by T. Rowe Price).  The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio outperformed its benchmark index for the ten-year period but performed below that index for the one-, three- and five-year periods. The Board also considered that the Portfolio's performance below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took into consideration management's discussion of the Portfolio's performance.

•  SA Wellington Real Return Portfolio (subadvised by Wellington).  The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and noted that SAAMCo was voluntarily waiving 5 basis points of the advisory fee.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of the Portfolio's Performance Group for the same periods. The Board took into consideration management's discussion of the Portfolio's performance.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2021 (unaudited) (continued)

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the "Life Companies"). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo or the Subadvisers. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the "Variable Contracts"), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company's ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo's profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust's Portfolios. The profitability analysis reflected the relationship between SAAMCo and the affiliated Life Companies. The Board considered that, pursuant to administrative services agreements between SAAMCo and each of the Life Companies, SAAMCo pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SAAMCo's profitability was generally in the range of the profitability of companies contained in the report.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager's prestige. The Board determined

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2021 (unaudited) (continued)

that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios' existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers' management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Garrett F. Bouton Age: 76	Trustee	2007-	Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	80	Chairman/Director, The LECG Company (consulting services) (2006-2010).
Carl D. Covitz Age: 82	Trustee	2001-	Present	Owner and President, Landmark Capital, Inc. (1973-Present).	80	Director, Arden Realty, Inc. (real estate) (1995-2006).
Jane Jelenko Age: 72	Trustee	2006-	Present	Retired Partner, KPMG, LLP and Managing Director, Bearingpoint, Inc. (formerly KPMG Consulting) (2003-Present).	80	Director, Countrywide Bank (banking) (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012-2018).
Gilbert T. Ray Age: 76	Trustee	2001-	Present	Retired Partner, O'Melveny & Myers LLP (law firm) (2000-Present).	80

Director, Advance Auto Parts, Inc. (retail-auto & home supply stores) (2002-2018); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2018); Director, DineEquity (services — restaurant) (2004-Present); Director, Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (2010-2018).

Allan L. Sher Age: 89	Trustee	1997-	Present	Retired, Brokerage Executive (1992-Present).	80	Director, Bowl America Inc. (1997-Present).
Bruce G. Willison Age: 72	Trustee and Chairman	2001-	Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	80

Director , GrandPoint Bank (banking) (2011-Present); Director Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. ( internet real estate site) (2003-Present); Director, Health Net, Inc. (health insurance plan) (2000-2016).

Tracey C. Doi(5) Age: 60	Trustee	2021-	Present	Chief Financial Officer of Toyota Motor North America(2000-Present); Board Member, City National Bank (2016-Present); Board Member, National Asian American Chamber of Commerce (2012-Present); Board Governor, Japanese American National Museum (2005-Present); Board Member, 2020 Women on Boards (nonprofit leadershiporganization) (2017-Present); Board Member, National Association of Corporate Directors, North Texas(nonprofit leadership organization) (2020-Present).	80	None
Charles H. Self III(5) Age: 63	Trustee	2021-	Present	Chief Operating Officer, Chief Compliance Officer and Chief Investment Officer of iSectors (2014-Present); Chief Investment Officer of Sumnicht & Associates (2014- Present).	80	None

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Name, Address and Age†	Position Held With Trust	Length of Time Served(1)		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer(2)	Other Directorship(s) Held by Officer(3)
Interested Trustee
Sharon French(4) Age: 56	Trustee	2019-	Present	President, Director and CEO of SunAmerica (since 2019); Vice President of AIG (since 2019); Executive Vice President and Head of Beta Solutions, OppenheimerFunds (2016-2019); President, F-Squared Capital, LLC (financial services) (2013-2015).	80	None.
Officers
John T. Genoy Age: 52	President	2007-	Present	Chief Financial Officer and Director, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2004-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A
Gregory R. Kingston Age: 55	Treasurer	2014-	Present	Senior Vice President, SAAMCo (2014-Present); Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014-Present).	N/A	N/A
Christopher C. Joe Age: 52	Chief Compliance Officer	2017-	Present

Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco Powershares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).

					N/A	N/A
Kathleen D. Fuentes Age: 52	Chief Legal Officer, Vice President and Secretary	2015-	Present	Vice President and Deputy General Counsel, SAAMCo (2006-Present).	N/A	N/A
Gregory N. Bressler Age: 54	Vice President and Assistant Secretary	2005-	Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A
Shawn Parry Age: 48	Vice President and Assistant Treasurer	2014-	Present	Assistant Vice President, SAAMCo (2005-2014); Vice President, SAAMCo (2014-Present)	N/A	N/A
Donna McManus Age: 60	Vice President and Assistant Treasurer	2014-	Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
Matthew J. Hackethal Age: 49	Anti-Money Laundering Compliance Officer	2006-	Present	Acting Chief Compliance Officer, SAAMCo (2016-2017); Chief Compliance Officer, SAAMCo (2007-Present) and Vice President, SAAMCo (2011-Present).	N/A	N/A
Timothy Pettee Age: 62	Vice President	2018-	Present	Lead Portfolio Manager, Rules Based Funds (2013-Present); Chief Investment Strategist (2013-Present); Chief Investment Officer, SunAmerica (2003-2013).	N/A	N/A

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

†  The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Fl. Woodland Hills, CA 91367-4901.

(1)  Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualified.

(2)  The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the Trust (19 portfolios), SunAmerica Specialty Series (6 funds), SunAmerica Series Trust (61 portfolios), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (4 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (45 funds), VALIC Company II (15 funds).

(3)  Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

(4)  Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President and CEO of SunAmerica.

(5)  Effective March 5, 2021, each of Ms. Doi and Mr. Self was appointed as an Independent Trustee to the Trust's Board.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the Seasons Series Trust Portfolios is required to be provided to the shareholders based upon each Portfolio's income and capital gain distributions for the taxable year ended March 31, 2021.

During the year ended March 31, 2021, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations.

Portfolio	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deductions
SA Multi-Managed Growth Class 1	$2.86	$—	$0.37	$2.49	22.46%
SA Multi-Managed Growth Class 2	2.86	—	0.37	2.49	22.46
SA Multi-Managed Growth Class 3	2.86	—	0.37	2.49	22.46
SA Multi-Managed Moderate Growth Class 1	1.78	0.11	0.27	1.40	13.94
SA Multi-Managed Moderate Growth Class 2	1.76	0.09	0.27	1.40	13.94
SA Multi-Managed Moderate Growth Class 3	1.74	0.07	0.27	1.40	13.94
SA Multi-Managed Income/Equity Class 1	1.52	0.19	0.37	0.96	3.30
SA Multi-Managed Income/Equity Class 2	1.50	0.17	0.37	0.96	3.30
SA Multi-Managed Income/Equity Class 3	1.48	0.15	0.37	0.96	3.30
SA Multi-Managed Income Class 1	1.08	0.23	0.33	0.52	1.64
SA Multi-Managed Income Class 2	1.06	0.21	0.33	0.52	1.64
SA Multi-Managed Income Class 3	1.05	0.20	0.33	0.52	1.64
SA Putnam Asset Allocation Diversified Growth Class 1	0.18	0.18	—	—	74.19
SA Putnam Asset Allocation Diversified Growth Class 2	0.16	0.16	—	—	74.19
SA Putnam Asset Allocation Diversified Growth Class 3	0.15	0.15	—	—	74.19
SA T. Rowe Price Growth Stock Class 1	2.97	0.01	—	2.96	100.00
SA T. Rowe Price Growth Stock Class 2	2.96	—	—	2.96	100.00
SA T. Rowe Price Growth Stock Class 3	2.96	—	—	2.96	100.00
SA MultiManaged Large Cap Growth Class 1	2.51	0.04	0.21	2.26	65.00
SA MultiManaged Large Cap Growth Class 2	2.49	0.02	0.21	2.26	65.00
SA MultiManaged Large Cap Growth Class 3	2.47	—	0.21	2.26	65.00
SA MultiManaged Large Cap Value Class 1	1.11	0.26	0.36	0.49	49.75
SA MultiManaged Large Cap Value Class 2	1.09	0.24	0.36	0.49	49.75
SA MultiManaged Large Cap Value Class 3	1.07	0.22	0.36	0.49	49.75
SA Multi-Managed Mid Cap Growth Class 1	2.84	—	0.16	2.68	91.61
SA Multi-Managed Mid Cap Growth Class 2	2.84	—	0.16	2.68	91.61
SA Multi-Managed Mid Cap Growth Class 3	2.84	—	0.16	2.68	91.61
SA Multi-Managed Mid Cap Value Class 1	0.76	0.19	0.01	0.56	96.86
SA Multi-Managed Mid Cap Value Class 2	0.74	0.17	0.01	0.56	96.86
SA Multi-Managed Mid Cap Value Class 3	0.72	0.15	0.01	0.56	96.86
SA Multi-Managed Small Cap Class 1	1.81	0.04	—	1.77	92.53
SA Multi-Managed Small Cap Class 2	1.79	0.02	—	1.77	92.53
SA Multi-Managed Small Cap Class 3	1.77	0.00	—	1.77	92.53
SA Multi-Managed International Equity Class 1	0.30	0.16	—	0.14	0.84
SA Multi-Managed International Equity Class 2	0.28	0.14	—	0.14	0.84
SA Multi-Managed International Equity Class 3	0.27	0.13	—	0.14	0.84

Portfolio	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deductions
SA Multi-Managed Diversified Fixed Income Class 1	$0.59	$0.33	$0.25	$0.01	0.02%
SA Multi-Managed Diversified Fixed Income Class 2	0.57	0.31	0.25	0.01	0.02
SA Multi-Managed Diversified Fixed Income Class 3	0.56	0.30	0.25	0.01	0.02
SA Wellington Real Return Class 1	0.37	0.29	0.08	—	0.36
SA Wellington Real Return Class 3	0.35	0.27	0.08	—	0.36
SA Columbia Focused Value Class 1	1.53	0.34	—	1.19	98.68
SA Columbia Focused Value Class 2	1.50	0.31	—	1.19	98.68
SA Columbia Focused Value Class 3	1.48	0.29	—	1.19	98.68
SA Allocation Growth Class 1	0.80	0.16	0.01	0.63	46.21
SA Allocation Growth Class 3	0.77	0.13	0.01	0.63	46.21
SA Allocation Moderate Growth Class 1	0.47	—	0.00	0.47	32.00
SA Allocation Moderate Growth Class 3	0.47	—	0.00	0.47	32.00
SA Allocation Moderate Class 1	0.45	—	0.00	0.45	26.79
SA Allocation Moderate Class 3	0.45	—	0.00	0.45	26.79
SA Allocation Balanced Class 1	0.54	0.15	0.01	0.38	17.31
SA Allocation Balanced Class 3	0.52	0.13	0.01	0.38	17.31

* Short-Term capital gains are treated as ordinary income for tax purposes.

Under the Internal Revenue Code Section 853 portfolios make an election to pass through foreign taxes paid to its shareholders. During the year ended March 31, 2021, foreign source income and foreign taxes passed through to shareholders are as follows:

Portfolio	Foreign Taxes Passed Through	Foreign Source Income
SA Multi-Managed International Equity	$710,841	$9,006,749
SA Allocation Growth	124,832	875,201
SA Allocation Moderate Growth	180,020	1,265,509
SA Allocation Moderate	85,782	600,057
SA Allocation Balanced	46,537	327,242

SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS (unaudited)

To help you better understand the investment management of the Portfolios, we have included on the following pages investment comments regarding the 19 investment portfolios of the Seasons Series Trust:

Seasons Strategies

1.  SA Multi-Managed Growth Portfolio

2.  SA Multi-Managed Moderate Growth Portfolio

3.  SA Multi-Managed Income/Equity Portfolio

4.  SA Multi-Managed Income Portfolio

5.  SA Putnam Asset Allocation Diversified Growth Portfolio

6.  SA T. Rowe Price Growth Stock Portfolio

Seasons Select Portfolios

7.  SA Multi-Managed Large Cap Growth Portfolio

8.  SA Multi-Managed Large Cap Value Portfolio

9.  SA Multi-Managed Mid Cap Growth Portfolio

10.  SA Multi-Managed Mid Cap Value Portfolio

11.  SA Multi-Managed Small Cap Portfolio

12.  SA Multi-Managed International Equity Portfolio

13.  SA Multi-Managed Diversified Fixed Income Portfolio

14.  SA Wellington Real Return Portfolio

Seasons Focused Portfolios

15.  SA Columbia Focused Value Portfolio

Seasons Managed Allocation Portfolios

16.  SA Allocation Growth Portfolio

17.  SA Allocation Moderate Growth Portfolio

18.  SA Allocation Moderate Portfolio

19.  SA Allocation Balanced Portfolio

Asset allocations for each Portfolio, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus.

Seasons Select Portfolios (except SA Wellington Real Return Portfolio) have portions that are actively managed and a portion that is passively managed. The passively managed portion of each Portfolio seeks to track an index or a subset of an index. Each of the remaining portions is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Focused Portfolios invest in a concentrated group of securities hand-picked by a leading money manager from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2021. Importantly, such indices represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

SA Multi-Managed Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	J.P. Morgan Investment Management Inc. Morgan Stanley & Co., Inc Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 2*	Class 3*
1-Year	66.89%	66.72%	66.50%
5-Year	16.23%	16.06%	15.93%
10-Year	11.76%	11.60%	11.49%
Since Inception	9.49%	6.36%	10.03%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

6 The Blended Index consists of 51% Russell 1000® Index, 27% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Russell 2000® Index, and 2% FTSE Treasury Bill 3 month Index.

7 The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Growth Portfolio — Class 1

The SA Multi-Managed Growth Portfolio — Class 1 shares posted a return of 66.89% for the 12-month period ending March 31, 2021, compared to a 56.35% return for the S&P 500® Index, a 0.71% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a 46.58% return for the Blended Index, which is comprised of 71% equity and 29% fixed income and short-term bonds.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio allocates its assets among three distinct components. The managed components include a fixed income component, a growth component, and a small cap growth component. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Morgan Stanley Investment Management, is benchmarked to the Russell 1000 Growth Index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000 Index.

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Outperformance was driven by the Portfolio's positioning within credit sectors and allocations to securitized sectors. An overall overweight to and security selection within investment grade credit, particularly selection within industrials, contributed to outperformance over the period; meanwhile positioning within non-corporate credit sovereigns detracted, offsetting some of the positive performance within investment grade credit. An allocation to high yield credit contributed positively. Allocations to non-agency residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, and collateral loan obligations, all contributed positively to results during the period. Positioning within agency mortgage-backed securities, particularly an allocation to conventional pass-throughs, also contributed to results during the period. Positioning in Treasury Inflation Protected Securities also contributed positively to relative results. Additionally, the Portfolio held select emerging markets sovereign debt which contributed positively to results.

The Portfolio component managed by Morgan Stanley Investment Management outperformed its benchmark for the period. Over the one-year period, U.S. equities rebounded strongly from the pandemic lows seen in March 2020. Within the large-cap growth universe represented by the Russell 1000 Growth Index, all sectors were positive, led by energy, consumer discretionary and information technology. Real estate, utilities and consumer staples advanced the least, although all were up by double digits. Stock selection in information technology drove the majority of the Portfolio's relative outperformance. Shopify was the largest contributor within the sector and across the whole Portfolio. Stock selection in communication services added value, led by Spotify Technology SA, and enhanced by a small gain from an overweight in the sector. Stock selection in the health care sector was advantageous, with Veeva Systems, Inc., Class A contributing the most to relative performance within the sector. Holdings within the consumer discretionary sector detracted from relative performance due to both stock selection and an underweight allocation. While the Portfolio's consumer discretionary holdings performed well on an absolute basis, the lack of exposure to other stronger performing names in the sector dampened returns on a relative basis. A sector overweight to materials was a modest detractor as well.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. outperformed its benchmark for the period. On the positive side, holdings in the health services & systems, pharmaceutical and telecommunication sectors contributed to performance. At the individual stock level, overweight positions in Seres Therapeutics, Inc. MyoKardia, Inc. and SunPower Corp. were the top individual contributors towards performance. On the negative side, holdings in the finance, software & services and consumer cyclical sectors detracted from performance. At the individual stock level, an underweight allocation in Novavax, Inc. and overweight positions in Core-Mark Holding Co., Inc. and Huron Consulting Group, Inc. were the top individual detractors from results. While the Portfolio seeks to be sector neutral, as of March 31, 2021, the Portfolio's largest overweight exposures are in the software & services, systems hardware and media sectors. The largest underweight exposures are in the utilities, finance and retail sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Moderate Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital, with capital preservation as a secondary objective
Managers:	J.P. Morgan Investment Management Inc. Morgan Stanley & Co., Inc Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 2*	Class 3*
1-Year	52.85%	52.66%	52.46%
5-Year	13.82%	13.67%	13.56%
10-Year	10.18%	10.02%	9.92%
Since Inception	8.59%	6.07%	8.77%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

6 The Blended Index consists of 37.9% Russell 1000® Index, 42.3% Bloomberg Barclays U.S. Aggregate Bond Index, 18% Russell 2000® Index, and 1.8% FTSE Treasury Bill 3 months Index.

7 The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Moderate Growth Portfolio — Class 1

The SA Multi-Managed Moderate Growth Portfolio — Class 1 shares posted a return of 52.85% for the 12-month period ending March 31, 2021, compared to a 56.35% return for the S&P 500® Index, a 0.71% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a 36.20% return for the Blended Index, which is comprised of 56% equity and 44% fixed income and short-term bonds.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Moderate Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio allocates its assets among three distinct components. The managed components include a fixed income component, a growth component, and a small cap growth component. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Morgan Stanley Investment Management, is benchmarked to the Russell 1000 Growth Index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000 Index.

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Outperformance was driven by the Portfolio's positioning within credit sectors and allocations to securitized sectors. An overall overweight to and security selection within investment grade credit, particularly selection within industrials, contributed to outperformance over the period; meanwhile positioning within non-corporate credit sovereigns detracted, offsetting some of the positive performance within investment grade credit. An allocation to high yield credit contributed positively. Allocations to non-agency residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, and collateral loan obligations, all contributed positively to results during the period. Positioning within agency mortgage-backed securities, particularly an allocation to conventional pass-throughs, also contributed to results during the period. Positioning in Treasury Inflation Protected Securities also contributed positively to relative results. Additionally, the Portfolio held select emerging markets sovereign debt which contributed positively to results.

The Portfolio component managed by Morgan Stanley Investment Management outperformed its benchmark for the period. Over the one-year period, U.S. equities rebounded strongly from the pandemic lows seen in March 2020. Within the large-cap growth universe represented by the Russell 1000 Growth Index, all sectors were positive, led by energy, consumer discretionary and information technology. Real estate, utilities and consumer staples advanced the least, although all were up by double digits. Stock selection in information technology drove the majority of the Portfolio's relative outperformance. Shopify, Inc., Class A was the largest contributor within the sector and across the whole Portfolio. Stock selection in communication services added value, led by Spotify, Inc., Class A and enhanced by a small gain from an overweight in the sector. Stock selection in the health care sector was advantageous, with Veeva Systems, Inc., Class A contributing the most to relative performance within the sector. Holdings within the consumer discretionary sector detracted from relative performance due to both stock selection and an underweight allocation. While the Portfolio's consumer discretionary holdings performed well on an absolute basis, the lack of exposure to other stronger performing names in the sector dampened returns on a relative basis. A sector overweight to materials was a modest detractor as well.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. outperformed its benchmark for the period. On the positive side, holdings in the health services & systems, pharmaceutical and telecommunication sectors contributed to performance. At the individual stock level, overweight positions in Seres Therapeutics, Inc., Myokardia and SunPower Corp. were the top individual contributors towards performance. On the negative side, holdings in the finance, software & services and consumer cyclical sectors detracted from performance. At the individual stock level, an underweight allocation in Novavax, Inc. and overweight positions in Core-Mark Holding Co., Inc. and Huron Consulting Group, Inc. were the top individual detractors from results. While the Portfolio seeks to be sector neutral, as of March 31, 2021, the Portfolio's largest overweight exposures are in the software & services, systems hardware and media sectors. The largest underweight exposures are in the utilities, finance and retail sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income/Equity Portfolio Class 1 (unaudited)

Investment Goal:	Conservation of principal while maintaining some potential for long-term growth of capital
Managers:	Morgan Stanley & Co., Inc Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 2*	Class 3*
1-Year	28.99%	28.85%	28.70%
5-Year	9.97%	9.80%	9.68%
10-Year	7.78%	7.62%	7.51%
Since Inception	7.22%	5.75%	7.01%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

5 The Blended Index consists of 33.4% Russell 1000® Index, 63.8% Bloomberg Barclays U.S. Aggregate Bond Index, and 2.8% FTSE Treasury Bill 3 month Index.

6 The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Income/Equity Portfolio — Class 1

The SA Multi-Managed Income/Equity Portfolio — Class 1 shares posted a return of 28.99% for the 12-month period ending March 31, 2021, compared to a 56.35% return for the S&P 500® Index and a 0.71% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Blended Index, comprising approximately 33% equity and 67% fixed income and short-term bonds, returned 18.21%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Morgan Stanley Investment Management, is benchmarked to the Russell 1000 Growth Index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income/Equity Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Outperformance was driven by the Portfolio's positioning within credit sectors and allocations to securitized sectors. An overall overweight to and security selection within investment grade credit, particularly selection within industrials, contributed to outperformance over the period; meanwhile positioning within non-corporate credit sovereigns detracted, offsetting some of the positive performance within investment grade credit. An allocation to high yield credit contributed positively. Allocations to non-agency residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, and collateral loan obligations, all contributed positively to results during the period. Positioning within agency mortgage-backed securities, particularly an allocation to conventional pass-throughs, also contributed to results during the period. Positioning in Treasury Inflation Protected Securities also contributed positively to relative results. Additionally, the Portfolio held select emerging markets sovereign debt which contributed positively to results.

The Portfolio component managed by Morgan Stanley Investment Management outperformed its benchmark for the period. Over the one-year period, U.S. equities rebounded strongly from the pandemic lows seen in March 2020. Within the large-cap growth universe represented by the Russell 1000 Growth Index, all sectors were positive, led by energy, consumer discretionary and information technology. Real estate, utilities and consumer staples advanced the least, although all were up by double digits. Stock selection in information technology drove the majority of the Portfolio's relative outperformance. Shopify was the largest contributor within the sector and across the whole Portfolio. Stock selection in communication services added value, led by Spotify Technology SA, and enhanced by a small gain from an overweight in the sector. Stock selection in the health care sector was advantageous, with Veeva Systems, Inc., Class A contributing the most to relative performance within the sector. Holdings within the consumer discretionary sector detracted from relative performance due to both stock selection and an underweight allocation. While the Portfolio's consumer discretionary holdings performed well on an absolute basis, the lack of exposure to other stronger performing names in the sector dampened returns on a relative basis. A sector overweight to materials was a modest detractor as well.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income Portfolio Class 1 (unaudited)

Investment Goal:	Capital preservation
Managers:	Morgan Stanley & Co., Inc Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 2*	Class 3*
1-Year	16.94%	16.79%	16.66%
5-Year	6.97%	6.82%	6.72%
10-Year	5.74%	5.59%	5.48%
Since Inception	6.13%	5.20%	5.61%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

5 The Blended Index consists of 17.35% Russell 1000® Index, 80.95% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.70% FTSE Treasury Bill 3 month Index.

6 The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Income Portfolio — Class 1

The SA Multi-Managed Income Portfolio — Class 1 shares posted a return of 16.94% for the 12-month period ending March 31, 2021, compared to a 56.35% return for the S&P 500® Index and a 0.71% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Blended Index, comprising approximately 17% equity and 83% fixed income and short-term bonds, returned 9.51%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Morgan Stanley Investment Management, is benchmarked to the Russell 1000 Growth Index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Outperformance was driven by the Portfolio's positioning within credit sectors and allocations to securitized sectors. An overall overweight to and security selection within investment grade credit, particularly selection within industrials, contributed to outperformance over the period; meanwhile positioning within non-corporate credit sovereigns detracted, offsetting some of the positive performance within investment grade credit. An allocation to high yield credit contributed positively. Allocations to non-agency residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, and collateral loan obligations, all contributed positively to results during the period. Positioning within agency mortgage-backed securities, particularly an allocation to conventional pass-throughs, also contributed to results during the period. Positioning in Treasury Inflation Protected Securities also contributed positively to relative results. Additionally, the Portfolio held select emerging markets sovereign debt which contributed positively to results. During the period, the Portfolio used interest rate derivatives. The use of interest rate futures had a positive impact on results over the period.

The Portfolio component managed by Morgan Stanley Investment Management outperformed its benchmark for the period. Over the one-year period, U.S. equities rebounded strongly from the pandemic lows seen in March 2020. Within the large-cap growth universe represented by the Russell 1000 Growth Index, all sectors were positive, led by energy, consumer discretionary and information technology. Real estate, utilities and consumer staples advanced the least, although all were up by double digits. Stock selection in information technology drove the majority of the Portfolio's relative outperformance. Shopify Inc., was the largest contributor within the sector and across the whole Portfolio. Stock selection in communication services added value, led by Spotify Technology SA, and enhanced by a small gain from an overweight in the sector. Stock selection in the health care sector was advantageous, with Veeva Systems Inc., contributing the most to relative performance within the sector. Holdings within the consumer discretionary sector detracted from relative performance due to both stock selection and an underweight allocation. While the Portfolio's consumer discretionary holdings performed well on an absolute basis, the lack of exposure to other stronger performing names in the sector dampened returns on a relative basis. A sector overweight to materials was a modest detractor as well.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Putnam Asset Allocation Diversified Growth Portfolio Class 1 (unaudited)

Investment Goal:	Capital appreciation
Manager:	Putnam Investment Management, LLC

Growth of a $10,000 Investment

SA Putnam Asset Allocation Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 2*	Class 3*
1-Year	45.93%	45.75%	45.59%
5-Year	11.27%	11.12%	11.02%
10-Year	9.49%	9.32%	9.22%
Since Inception	6.68%	5.78%	8.07%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

5 The Blended Index consists of 60% Russell 3000® Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net), 5% JP Morgan Developed High Yield Index and 5% MSCI Emerging Markets Index (net).

6 The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

7 MSCI Emerging Markets Index (net) captures large and mid cap representation across 27 emerging market countries. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Putnam Asset Allocation Diversified Growth Portfolio — Class 1

The SA Putnam Asset Allocation Diversified Growth Portfolio — Class 1 shares posted a return of 45.93% for the 12-month period ending March 31, 2021, compared to an 62.53% return for the Russell 3000 Index and a 46.96% return for the Blended Index of 60% Russell 3000 Index, 15% MSCI EAFE Index (net), 15% Bloomberg Barclays U.S. Aggregate Bond Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Index (net).

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Putnam Asset Allocation Diversified Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio produced positive returns on an absolute basis but underperformed the Blended Index. All asset classes realized gains over the reporting period. U.S. large- and small-cap, international developed, and emerging markets equities all experienced significant strength. High yield bonds also ended positive. Core fixed income finished with a small positive contribution. Dynamic allocation was a small positive to results while the combined effect of security selection and active implementation, one of several opportunistic strategies that allows the Portfolio to pursue additional returns and manage risk, slightly detracted for the period.

Security selection and active implementation slightly detracted over the period. The Portfolio's U.S. large-cap equity holdings and high yield holdings were the two primary drivers of negative performance. Selection within emerging-market equities, international developed equities, and core fixed income offset most of this weakness.

Overall asset allocation decisions were positive over the period. The Portfolio experienced a small gain from a relative underweight position in interest rate-sensitive fixed income as rates ticked higher in Q4 2020. On balance, the Portfolio was slightly overweight equity risk relative to the Blended Index. Equity positioning during the year, however, led to a negative contribution overall.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA T. Rowe Price Growth Stock Portfolio Class 1 (unaudited)

Investment Goal:	Long-term capital appreciation, with a secondary objective of increasing dividend income
Manager:	T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

SA T. Rowe Price Growth Stock Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 2*	Class 3*
1-Year	64.68%	64.42%	64.18%
5-Year	20.80%	20.62%	20.49%
10-Year	16.18%	16.01%	15.89%
Since Inception	10.87%	8.81%	12.05%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA T. Rowe Growth Stock Portfolio — Class 1

The SA T. Rowe Growth Stock Portfolio — Class 1 shares returned 64.68% for the 12-month period ending March 31, 2021, compared to a return of 62.74% for the Russell 1000 Growth Index.

Overall, sector allocation drove relative outperformance during the period. Most notably, an underweight to the consumer staples sector and an overweight to the communication services sector boosted relative returns. Conversely, an underweight to the information technology sector and an overweight to the utilities sector detracted from relative results.

Adverse stock selection weighed on relative performance. Of the securities held in the Portfolio during the period, underweights to Apple Inc. and Microsoft Corp. were the most significant detractors from relative performance. On the positive side, Snap, Inc., Airbnb, Inc., and Amazon.com, Inc. contributed the most to relative results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	Goldman Sachs Asset Management, L.P. Morgan Stanley & Co., Inc SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 2*	Class 3*
1-Year	71.02%	70.84%	70.65%
5-Year	20.42%	20.24%	20.13%
10-Year	15.94%	15.77%	15.66%
Since Inception	7.98%	7.14%	11.43%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: sales growth, earnings to price and momentum. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

2 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Large Cap Growth Portfolio — Class 1

The SA Multi-Managed Large Cap Growth Portfolio — Class 1 shares returned 71.02% for the 12-month period ending March 31, 2021, compared to a 59.43% return for the S&P® 500 Growth Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the S&P® 500 Growth Index, a strategy known as "replication."

The Portfolio component managed by Morgan Stanley Investment Management outperformed its benchmark due to favorable stock selection and, to a lesser extent, sector allocation. Stock selection in information technology drove the majority of the Portfolio's relative outperformance. Shopify, Inc. was the largest contributor within the sector and across the whole Portfolio. Stock selection in communication services added value, led by Spotify Technology SA, and enhanced by a small gain from an overweight in the sector. Stock selection in the health care sector was advantageous, with Veeva Systems, Inc. contributing the most to relative performance within the sector. Holdings within the consumer discretionary sector detracted from relative performance due to both stock selection and an underweight allocation. While the Portfolio's consumer discretionary holdings performed well on an absolute basis, the Portfolio's lack of exposure to some of the stronger performing names in the sector dampened returns on a relative basis. A sector overweight to materials was a modest detractor as well.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Goldman Sachs Asset Management, L.P. outperformed its benchmark for the period. The consumer discretionary and information technology sectors contributed to returns, while the health care and materials sectors detracted from performance. Key contributors to performance in the consumer discretionary sector included Tesla, Inc. and Aptiv PLC, while the top contributors to performance within the information technology sector included QUALCOMM, Inc. and NXP Semiconductors NV. Key detractors from performance in the health care sector were Boston Scientific Corp. and BioMarin Pharmaceutical, Inc. The top detractors in the materials sector included Ecolab, Inc. and Danimer Scientific, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	American Century Investment Management Inc. Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 2*	Class 3*
1-Year	50.22%	49.95%	49.77%
5-Year	11.07%	10.90%	10.79%
10-Year	9.59%	9.42%	9.32%
Since Inception	7.10%	6.92%	8.58%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: book value to price ratio, earnings to price ratio and sales to price ratio. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Large Cap Value Portfolio — Class 1

The SA Multi-Managed Large Cap Value Portfolio — Class 1 shares returned 50.22% for the 12-month period ending March 31, 2021, compared to a 50.37% return for the S&P® 500 Value Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the S&P® 500 Value Index, a strategy known as "replication."

The Portfolio component managed by American Century Investment Management, Inc. underperformed its benchmark for the period. Sector allocation detracted from the Portfolio's relative performance. An overweight in consumer staples and an underweight in consumer discretionary detracted. Conversely, an overweight in information technology and an underweight in real estate contributed.

Security selection added value to the Portfolio's relative performance, particularly in industrials and information technology. An overweight in industrials holding Emerson Electric Co. was beneficial. Shares of Siemens AG outperformed as the company delivered a solid quarter and accelerated its cost-cutting program. Stock selection in information technology was also positive, including avoidance of benchmark names in the information technology services industry. Positions in the semiconductors and semiconductor equipment industry, including Texas Instruments, Inc. boosted performance. Shares of medical device company Hologic, Inc. outperformed due to significant sales for its new COVID-19 test.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Value Portfolio Class 1 (unaudited) (continued)

Security selection in consumer staples detracted. Holdings in the personal products and food products industries detracted. Unilever PLC underperformed after the consumer goods company reported profits for the second half of 2020 that underwhelmed investors. Security selection in financials also weighed on performance. A conservative approach in the sector, including a preference for higher-quality banks, weighed on performance. Verizon Communications, Inc. detracted as competitors' retention efforts have suppressed subscriber additions.

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Sector allocation, a result of the bottom-up stock selection process, drove relative outperformance during the period, due primarily to the Portfolio's underweight position in consumer staples and overweight positions in consumer discretionary and industrials. This was partially offset by the Portfolio's overweight positions in health care and information technology and underweight position in energy.

Security selection detracted from relative results during the period. Weak selection in health care, industrials, and consumer discretionary was partially offset by stronger selection within consumer staples, financials, and information technology.

Top relative contributors during the period were the Portfolio's overweight holdings in Lennar Corp., and Corning, Inc. as well as the lack of a position in benchmark constituent AT&T, Inc. Top relative detractors during the period included the Portfolio's overweight positions in Intel and FirstEnergy Corp., as well as an out-of-benchmark position in Roche Holding AG.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 2*	Class 3*
1-Year	79.25%	78.88%	78.69%
5-Year	20.58%	20.39%	20.29%
10-Year	14.20%	14.03%	13.92%
Since Inception	10.84%	9.05%	12.86%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Mid Cap Growth Portfolio — Class 1

The SA Multi-Managed Mid Cap Growth Portfolio — Class 1 shares returned 79.25% for the 12-month period ending March 31, 2021, compared to a 68.61% return for the Russell Midcap Growth Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the Russell Midcap Growth Index, a strategy known as "replication."

The Portfolio component managed by T. Rowe Price Associates, Inc. trailed its benchmark for the period. Sector allocations involving common stocks had a slight negative impact on the Portfolio's relative performance; if preferred stock holdings are included, allocations in aggregate had a small positive impact on the Portfolio's performance versus the benchmark. Stock selection in the health care sector detracted the most from the Portfolio's relative performance. Not owning certain health care stocks hurt the Portfolio's relative performance, as did owning poor performers such as ACADIA Pharmaceuticals, Inc. Stock choices in the financials sector also detracted, although to a lesser degree. Not owning a selection of stocks in the capital markets industry with excellent one-year returns hurt relative results, as did an overweight allocation to companies that underperformed the broader sector, such as Cboe Global Markets, Inc.

Stock selection in the information technology sector contributed the most to the Portfolio's performance versus the benchmark. Owning stocks with very strong returns, such as Entegris, added value. Stock choices in the consumer staples sector made a more modest contribution to relative performance. While the Portfolio attempts to stay fully invested and have a minimal cash position, the Portfolio's small cash position in a sharply rising market over the last year had a marginally negative impact on relative performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Security selection was the primary driver of relative outperformance. Stock selection was strongest within consumer discretionary, health care, and communication services, while no sectors detracted.

Sector allocation, a fall-out of the bottom-up security selection process, also contributed to relative returns during the period. The most significant contribution to relative results came from the Portfolio's overweight to consumer discretionary, while an underweight allocation to industrials also proved favorable. In contrast, the Portfolio's overweight exposure to consumer staples detracted from relative returns, as did the Portfolio's underweight to information technology.

Top contributors to relative performance during the period included overweight positions in Square, Inc. and Peloton Interactive, Inc., Class A, and an out of benchmark allocation to DraftKings, Inc., Class A. Top detractors to relative performance during the period were out of benchmark positions in Galapagos NV and Multiplan Corp., and an overweight position in Splunk, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Massachusetts Financial Services Company SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 2*	Class 3*
1-Year	73.16%	73.00%	72.87%
5-Year	11.18%	11.01%	10.91%
10-Year	9.72%	9.56%	9.45%
Since Inception	9.71%	9.30%	9.80%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Mid Cap Value Portfolio — Class 1

The SA Multi-Managed Mid Cap Value Portfolio — Class 1 shares returned 73.16% for the 12-month period ending March 31, 2021, compared to a 73.76% return for the Russell Midcap Value Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the Russell Midcap Value Index, a strategy known as "replication."

The Portfolio component managed by Massachusetts Financial Services Company underperformed its benchmark for the period. Stock selection and an underweight position in the communication services sector held back performance. An overweight position in the consumer staples sector weighed on relative returns led by an overweight position in household products manufacturer Reynolds Consumer Products, Inc. Security selection in the materials sector further hindered relative returns. Within this sector, not owning shares of mining company Freeport-McMoRan, Inc. weighed on relative performance. In a period when equity markets rose, as measured by the Portfolio's benchmark, holding cash hindered performance.

Conversely, an underweight position in the real estate sector supported relative performance. An overweight position and stock selection in the financials sector aided relative performance led by overweight positions in commercial banking services provider Signature Bank and financial services firm SVB Financial Group. Stock selection in the information technology sector further helped relative results. Within this sector, an overweight position in automatic identification and data capture products manufacturer Zebra Technologies Corp., Class A and holdings of semiconductor solutions provider NXP Semiconductors NV bolstered relative returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Value Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by T. Rowe Price Associates, Inc. outperformed its benchmark for the period. Stock selection was mainly responsible for excess returns, while the effect of sector allocation was also positive. Stock choices in communication services contributed the most to relative returns, led by holdings in media. Utilities also added value due to an underweight allocation. Real estate proved helpful due to both favorable stock choices and an underweight position. Conversely, consumer discretionary detracted most from relative returns, due primarily to an underweight position, but stock choices also proved detrimental. Stock choices in financials, notably within banks, also weighed on relative returns.

Of the securities held during the period, News Corp., ViacomCBS, Inc., Bunge, Ltd., Select Medical Holdings Corp., and EQT Corp. contributed the most to relative returns. On the negative side, Strategic Education, Inc., Synchrony Financial, Kansas City Southern, Nucor Corp., and Archer-Daniels-Midland Co. were the top detractors from relative performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Small Cap Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	SunAmerica Asset Management, LLC Schroder Investment Management North America Inc. J.P. Morgan Investment Management Inc.

Growth of a $10,000 Investment

SA Multi-Managed Small Cap Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 2*	Class 3*
1-Year	91.05%	90.75%	90.49%
5-Year	13.70%	13.54%	13.42%
10-Year	9.61%	9.45%	9.34%
Since Inception	6.41%	5.51%	8.91%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

2 The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Small Cap Portfolio — Class 1

The SA Multi-Managed Small Cap Portfolio — Class 1 shares returned 91.05% for the 12-months ended March 31, 2021, compared to a 94.85% return for the Russell 2000 Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invest in all or substantially all of the stocks included in the S&P Small Cap 600® Index, a strategy known as "replication."

The Portfolio component managed by J.P. Morgan Investment Management, Inc. outperformed its benchmark for the period. On the positive side, holdings in the health services & systems, pharmaceutical and telecommunication sectors contributed to performance. At the individual stock level, overweight positions in Seres Therapeutics, Inc., Myokardia, Inc. and SunPower Corp. were the top individual contributors towards performance. On the negative side, holdings in the finance, software & services and consumer cyclical sectors detracted from performance. At the individual stock level, an underweight allocation in Novavax, Inc. and overweight positions in Core-Mark Holding Co., Inc. and Huron Consulting Group, Inc. were the top individual detractors from results. While the Portfolio seeks to be sector neutral, as of March 31, 2021, the Portfolio's largest overweight exposures are in the software & services, systems hardware and media sectors. The largest underweight exposures are in the utilities, finance and retail sectors.

The Portfolio component managed by Schroder Investment Management North America Inc. underperformed its benchmark for the period. Last year witnessed two of the best quarters for the benchmark (4Q20, 2Q20) since 1991. Companies with negative earnings led the market, while companies with positive earnings lagged. High volatility stocks outperformed low volatility stocks in 2Q20, 3Q20 and 4Q20.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Small Cap Portfolio Class 1 (unaudited) (continued)

The Portfolio's defensive stocks are non-cyclical and have recurring earning streams, but businesses with strong recurring earnings were out of favor during this period. Stock selection was negative, primarily in the consumer discretionary sector. The shortfall was frequently a result of what the Portfolio did not own (e.g., auto parts). Examples of stocks held that detracted include ICU Medical, Inc., which produces innovative medical devices for vascular therapy and other applications; and AMERISAFE, Inc., which provides workers compensation insurance. Information technology was the largest contributor, due to the performance of software and semiconductor industries.

Information technology and health care were the strongest performing sectors in terms of total effect. Health care was one of the best contributors to performance, driven by stock selection, particularly in medical equipment and pharmaceuticals. Entering the year, the Portfolio was overweight consumer discretionary. The Portfolio lowered the relative exposure to consumer discretionary throughout the year and added to industrial stocks in 4Q20 and 1Q21. Year-to-date ending March 31, 2021, earnings growth has broadened. The new year brought a shift in momentum with positive earners outperforming negative earners starting in early February.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed International Equity Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Schroder Investment Management North America Inc. SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed International Equity Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 2*	Class 3*
1-Year	49.70%	49.49%	49.35%
5-Year	9.59%	9.44%	9.35%
10-Year	5.10%	4.94%	4.83%
Since Inception	3.21%	2.82%	6.37%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid-cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The Index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed International Equity Portfolio — Class 1

The SA Multi-Managed International Equity Portfolio — Class 1 shares returned 49.70% for the 12-month period ending March 31, 2021, compared to a 44.57% return for the MSCI EAFE Index (net).

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the MSCI EAFE Index (net), a strategy known as "replication."

The Portfolio component managed by T. Rowe Price Associates, Inc. outperformed its benchmark for the period. Positive stock selection drove the bulk of outperformance, while sector weightings contributed more modestly to relative returns. The information technology sector contributed the most to relative performance owing to positive stock selection, led by the Portfolio's holdings in the semiconductor and semiconductor equipment industry. An overweight to the information technology sector, which outperformed the benchmark, also contributed to relative returns. The financials sector was the next largest contributor to relative performance chiefly due to favorable stock selection. An overweight to financials, which outpaced the benchmark, added modestly to relative returns. Positive stock selection in the consumer discretionary and industrials and business services sectors also contributed to relative performance. On the other hand, the health care sector was the sole detractor from relative performance owing to an overweight, which lagged the benchmark. Stock selection in the sector added value, however.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed International Equity Portfolio Class 1 (unaudited) (continued)

From a geographic perspective, stock selection drove outperformance, while allocation decisions contributed to a more modest extent. All regions added value. Developed Europe contributed the most to relative performance owing to positive stock selection, led by the Portfolio's holdings in the United Kingdom, Norway, and Germany. Conversely, not holding any names in emerging Europe, the Middle East, and Africa added the least to relative returns.

The Portfolio component managed by Schroder Investment Management North America Inc. outperformed its benchmark for the period. Selection and sector allocation drove the Portfolio's outperformance, particularly holdings within the information technology, industrials and financials sectors, as well as an overweight position in the consumer discretionary sector. Conversely, stock picks in health care and an underweight position in the materials sector detracted. All regions made a positive contribution to relative returns, led by emerging markets and the United Kingdom.

At the stock level, Danish wind turbine supplier Vestas Wind Systems A/S contributed the most, boosted by the European Unions' unveiling of a €750bn recovery fund focused on economic repair and energy transition. Samsung SDI Co., Ltd and Infineon Technologies AG were among the top relative contributors. Online consumer platform MercadoLibre, Inc. was additive buoyed by growth in e-commerce retail in many parts of the world. Health care stocks in aggregate detracted over the period. Pharma companies Santen Pharmaceutical Co., Ltd and Roche Holding AG, in particular, weighed on returns of which the latter was negatively impacted as management indicated expectations for continued biosimilar sales erosion into 2021.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Diversified Fixed Income Portfolio Class 1 (unaudited)

Investment Goal:	Relatively high current income and secondarily capital appreciation
Managers:	PineBridge Investments LLC Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 2*	Class 3*
1-Year	3.81%	3.58%	3.48%
5-Year	3.37%	3.21%	3.12%
10-Year	3.37%	3.20%	3.10%
Since Inception	3.99%	3.95%	3.54%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Bloomberg Barclays U.S. Government Bond Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

3 The Bloomberg Barclays U.S. Corporate IG Index measures publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

4 The Bloomberg Barclays U.S. Agency Fixed Rate MBS Index covers agency fixed-rate mortgage-backed pass-through securities (MBS) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

5 The Bloomberg Barclays CMBS ERISA Eligible Index has been designed to measure the performance of the commercial mortgage-backed securities (CMBS) market.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Diversified Fixed Income Portfolio — Class 1

The SA Multi-Managed Diversified Fixed Income Portfolio — Class 1 shares returned 3.81% for the 12-month period ending March 31, 2021, compared to a 0.71% return for the Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio component passively managed by PineBridge Investments, LLC seeks to invest in a sampling of securities included in the Bloomberg Barclays U.S. Government Bond Index by utilizing a statistical technique known as "optimization."

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Diversified Fixed Income Portfolio Class 1 (unaudited) (continued)

The Portfolio component actively managed by PineBridge Investments, LLC, outperformed its benchmark for the period. Credit spreads, as measured by the option-adjusted spread of the Bloomberg Barclays U.S. Aggregate Bond Index rebounded strongly. For the period, the option-adjusted spread of the Bloomberg Barclays U.S. Aggregate Bond Index moved tighter by 65 basis points. Over the past year, the Portfolio outperformed the Bloomberg Barclays U.S. Aggregate Bond Index due to positive contributions from security selection and sector selection. The positive impact of asset allocation was driven by the Portfolio's overweight position in the energy and financials sectors and underweight position in the government sector. Security selection was also positive due to strong issue selection within the financial, energy and government sectors. The Portfolio's duration was slightly short of the Bloomberg Barclays U.S. Aggregate Bond Index, which contributed to performance during the period as yields rose.

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Outperformance during the period was driven by the Portfolio's positioning within credit sectors and allocations to securitized sectors, as most major spread sectors posted positive returns after continued recovery from the selloff in March 2020. An overall overweight to and security selection within investment grade credit, particularly selection within industrials, contributed the most to outperformance over the period; meanwhile positioning within financials detracted, offsetting some of the positive performance within investment grade corporates. Allocations to high yield credit and bank loans contributed positively as spreads continued to compress.

Allocations to non-agency residential mortgage-backed securities (RMBS), asset-backed securities (ABS), and collateral loan obligations (CLOs) all contributed positively to results during the period as spreads continued to tighten following the elevated market volatility earlier in the period. Positioning within agency mortgage-backed securities (MBS), particularly an allocation to conventional pass-throughs, also contributed to results during the period. Commercial mortgage-backed securities (CMBS) positioning was a modest detractor from results overall. Positioning in Treasury Inflation Protected Securities (TIPS) contributed modestly to relative results; this position was closed shortly after the start of the period. Additionally, the Portfolio held select emerging markets sovereign debt which contributed positively to relative results as spreads tightened. The combined net effects of tactical duration and yield curve positioning had a modestly positive impact on relative performance.

During the period, the Portfolio used interest rate futures. The Portfolio's use of interest rate futures marginally added to returns on an absolute basis.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Wellington Real Return Portfolio Class 3 (unaudited)

Investment Goal:	Total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.
Manager:	Wellington Management Company LLP

Growth of a $10,000 Investment

SA Wellington Real Return Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 3*
1-Year	7.71%	7.51%
5-Year	3.16%	2.91%
10-Year	N/A	1.99%
Since Inception	1.89%	2.73%

* Inception date for Class 1: 01/23/12; Class 3: 02/14/05

1 The Bloomberg Barclays World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD) measures the performance of the major government inflation-linked bond markets. This index includes securities with maturities greater than one year but less than 10 years and is hedged to the US Dollar.

2 The Bloomberg Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of inflation protected securities issued by the US Treasury with maturities greater than one year but less than 10 years.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Wellington Real Return Portfolio — Class 3

The SA Wellington Real Return Portfolio — Class 3 shares returned 7.51% for the 12-month period ending March 31, 2021, compared to a 6.78% return for the Bloomberg Barclays World Government Inflation Linked 1-10 Year Index (Hedged to USD), and a 8.12% return for the Bloomberg Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index.

The Portfolio's allocation to credit was a net contributor to performance, as the Portfolio's out-of-benchmark exposure to bank loans and securitized credit had a positive impact given spread sectors generated positive excess returns over the period. The Portfolio's exposure to investment grade credit modestly detracted. The Portfolio's overweight position to Canadian linkers was additive to relative performance during the period. However, the Portfolio's positioning in non-USD linkers in the Portfolio was generally a detractor from performance overall, as was an underweight and positioning within U.S. Treasury Inflation Protected Securities (TIPS). Overall, the Portfolio's interest rate net positioning detracted from benchmark relative results.

The Portfolio hedges foreign currency exposure through the use of currency forwards. Overall, the Portfolio's use of currency forwards detracted on an absolute basis. The Portfolio's use of Treasury futures for duration management contributed to relative returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Columbia Focused Value Portfolio Class 2 (unaudited)

Investment Goal:	Long-term growth of capital
Manager:	Columbia Management Investment Advisers, LLC

Growth of a $10,000 Investment

SA Columbia Focused Value Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 2*	Class 3*
1-Year	71.65%	71.40%	71.19%
5-Year	14.95%	14.78%	14.66%
10-Year	N/A	10.23%	10.13%
Since Inception	12.82%	9.40%	10.38%

* Inception date for Class 1: 01/23/12; Class 2: 10/01/01; Class 3: 11/11/02

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Columbia Focused Value Portfolio — Class 2

The SA Columbia Focused Value Portfolio — Class 2 shares returned 71.40% for the 12-month period ending March 31, 2021, compared to a return of 56.09% for the Russell 1000 Value Index.

Sector allocation helped the Portfolio's relative performance, particularly an overweight to materials and an underweight to consumer staples. A modest average cash weighting detracted but was more than offset by overall allocation results.

Strong, broad-based security selection was the dominant driver of the Portfolio's outperformance. Results were especially strong in the information technology, consumer discretionary, utilities and financials sectors, offsetting weaker results in health care and communication services. Top individual performers — all posting triple-digit returns — included copper miner Freeport-McMoRan, Inc. multi-channel retailer Qurate Retail, Inc., Series A home improvement retailer Lowe's, Cos., Inc. semiconductor capital equipment maker Applied Materials, Inc. and chip maker QUALCOMM, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 3*
1-Year	46.76%	46.37%
5-Year	N/A	11.71%
10-Year	N/A	8.48%
Since Inception	12.08%	6.82%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 57% Russell 3000® Index, 23% MSCI EAFE Index (net) and 20% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Growth Portfolio — Class 3

The SA Allocation Growth Portfolio — Class 3 shares posted a return of 46.37% for the 12-month period ending March 31, 2021, compared to a 62.53% return for the Russell 3000 Index, a 44.57% return for the MSCI EAFE Index (net), a 0.71% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 44.27% return for the Blended Index (57% Russell 3000 Index, 23% MSCI EAFE Index (net), and 20% Bloomberg Barclays U.S. Aggregate Bond Index).

Equity markets posted strong results during the fiscal period, rebounding from sharp losses in late Q1 2020 triggered by the COVID-19 pandemic.

The equity portion of the Portfolio outperformed the equities component of the Blended Index. U.S. small- and mid-cap equities holdings added positively to returns. The outperformance of international equity managers in aggregate versus their respective benchmarks also contributed to performance. Additionally, exposure to emerging markets drove incremental positive returns.

The fixed income portion of the Portfolio also added to relative results. Fixed income underlying portfolios, in aggregate, significantly outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. Credit-focused fixed income underlying portfolios performed strongly as credit spreads tightened over the period. Underlying portfolios investing in inflation-protected securities also did well as investors' views of future inflation rose.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Moderate Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 3*
1-Year	37.59%	37.26%
5-Year	N/A	10.24%
10-Year	N/A	7.52%
Since Inception	10.51%	6.17%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 47% Russell 3000® Index, 18% MSCI EAFE Index (net) and 35% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Moderate Growth Portfolio — Class 3

The SA Allocation Moderate Growth Portfolio — Class 3 shares posted a return of 37.26% for the 12-month period ending March 31, 2021, compared to a 62.53% return for the Russell 3000 Index, a 44.57% return for the MSCI EAFE Index, a 0.71% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 35.22% return for the Blended Index (47% Russell 3000 Index, 18% MSCI EAFE Index, and 35% Bloomberg Barclays U.S. Aggregate Bond Index).

Equity markets posted strong results during the fiscal period, rebounding from sharp losses in late Q1 2020 triggered by the COVID-19 pandemic.

The equity portion of the Portfolio outperformed the equities component of the Blended Index. U.S. small- and mid-cap equities holdings added positively to returns. Underlying international equity managers also added to results by outperforming their respective benchmarks, in aggregate. Emerging market exposure within international equities boosted relative results.

The fixed income portion of the Portfolio also added to relative results. Exposure to credit-focused fixed income underlying portfolios added positively to results as credit spreads tightened over the period. Additionally, fixed income underlying portfolios significantly outperformed their respective benchmarks, in aggregate, adding positively to results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Moderate Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and moderate current income
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 3*
1-Year	31.78%	31.50%
5-Year	N/A	9.27%
10-Year	N/A	6.97%
Since Inception	9.48%	5.96%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 41% Russell 3000® Index, 14% MSCI EAFE Index (net) and 45% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Moderate Portfolio — Class 3

The SA Allocation Moderate Portfolio — Class 3 shares posted a return of 31.50% for the 12-month period ending March 31, 2021, compared to a 62.53% return for the Russell 3000 Index, a 44.57% return for the MSCI EAFE Index (net), a 0.71% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 29.55% return for the Blended Index (41% Russell 3000 Index, 14% MSCI EAFE Index (net), and 45% Bloomberg Barclays U.S. Aggregate Bond Index).

Equity markets posted strong results during the fiscal period, rebounding from sharp losses in late Q1 2020 triggered by the COVID-19 pandemic.

The equity portion of the Portfolio outperformed the equities component of the Blended Index. U.S. small-cap, mid-cap, and emerging market equities holdings added positively to returns. An underweight to international equities and the outperformance of international equity managers in aggregate versus their respective benchmarks also contributed to performance.

The fixed income portion of the Portfolio also added to relative results. Fixed income underlying portfolios significantly outperformed the Bloomberg Barclays U.S. Aggregate Bond Index in aggregate. Credit-focused fixed income underlying portfolios performed strongly as credit spreads tightened over the period. Underlying portfolios investing in inflation-protected securities also did well as investors' views of future inflation rose.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Balanced Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and current income
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/21

	Class 1*	Class 3*
1-Year	23.42%	23.25%
5-Year	N/A	7.63%
10-Year	N/A	6.22%
Since Inception	7.71%	5.48%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 30% Russell 3000® Index, 10% MSCI EAFE Index (net) & 60% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Balanced Portfolio — Class 3

The SA Allocation Balanced Portfolio — Class 3 shares posted a return of 23.25% for the 12-month period ending March 31, 2021, compared to a 62.53% return for the Russell 3000 Index, a 44.57% return for the MSCI EAFE Index (net), a 0.71% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 21.11% return for the Blended Index (30% Russell 3000 Index, 10% MSCI EAFE Index (net), and 60% Bloomberg Barclays U.S. Aggregate Bond Index).

Equity markets posted strong results during the fiscal period, rebounding from sharp losses in late Q1 2020 triggered by the COVID-19 pandemic.

The equity portion of the Portfolio outperformed the equities component of the Blended Index. U.S. small- and mid-cap equities holdings added positively to returns. An underweight to international equities and the outperformance of international equity managers in aggregate versus their respective benchmarks also contributed to performance.

The fixed income portion of the Portfolio also added to relative results. Fixed income underlying portfolios significantly outperformed the Bloomberg Barclays U.S. Aggregate Bond Index in aggregate. Credit-focused fixed income underlying portfolios performed strongly as credit spreads tightened over the period. Underlying portfolios investing in inflation-protected securities also did well as investors' views of future inflation rose.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Filed under Rules 497(e) and 497(k)
Registration No. 333-08653

SEASONS SERIES TRUST
Supplement to the Prospectus

Seasons Series Trust
SA Allocation Balanced Portfolio
SA Allocation Growth Portfolio
SA Allocation Moderate Growth Portfolio
SA Allocation Moderate Portfolio
(each, a "Portfolio" and, together, the "Portfolios")

Supplement dated February 1, 2021
to each Portfolio's Summary Prospectus and Prospectus dated
July 27, 2020, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled "Investment Adviser" and in the section of the Prospectus entitled "Portfolio Summary — SA Allocation Balanced Portfolio, SA Allocation Growth Portfolio, SA Allocation Moderate Growth Portfolio and SA Allocation Moderate Portfolio, as applicable — Investment Adviser" for each Portfolio, in the table under the heading "Portfolio Managers," the information pertaining to Douglas Loeffler is deleted and the following information is added:

Name and Title Andrew Sheridan Lead Portfolio Manager	Portfolio Manager of the Portfolio Since February 2021

In the section of the Prospectus entitled "Management," under the heading "Information about the Investment Adviser's Management of Certain Portfolios," paragraph four is deleted and replaced with the following:

The Managed Allocation Portfolios are managed by Andrew Sheridan and Manisha Singh, CFA. Mr. Sheridan, Vice President, Lead Portfolio Manager and Senior Research Analyst, joined SunAmerica in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SunAmerica research team, covering the technology industry. Ms. Singh joined AIG in 2017 as Co-Portfolio Manager for the Asset Allocation fund-of-funds. Prior to joining AIG, Ms. Singh served as Director, Manager Research team in Wealth Management at Ameriprise Financial Services, Inc. She joined Ameriprise in 2008, where she served as a portfolio manager for a suite of portfolios (discretionary wrap accounts), and a senior manager research analyst for unaffiliated mutual funds, exchange traded funds and separately managed accounts.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SC4559IN1.9 (2/21)

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust's Forms N-PORT are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

PRSRT BPM

U.S. POSTAGE

PAID

TOPPAN MERRILL

ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TX 79105-5570

CHANGE SERVICE REQUESTED

J1906AR.17 (5/21)

Item 2. Code of Ethics.

Seasons Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended March 31, 2021, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Jane Jelenko, Garrett Bouton, Tracey Doi and Charles Self each qualify as audit committee financial experts, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Sher, Ms. Jelenko, Mr. Bouton, Ms. Doi and Mr. Self are considered to be “independent” for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2020	2021
(a) Audit Fees	$765,380	$773,032
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$171,530	$173,247
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2020	2021
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$275,927	$388,822

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2020 and 2021 were $447,457 and $961,264, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2021

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: June 8, 2021